UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22796

Fidelity Merrimack Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Total Bond ETF Fidelity® Total Bond ETF : FBND Principal U.S. Listing Exchange : NYSE Arca, Inc.

This annual shareholder report contains information about Fidelity® Total Bond ETF for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Total Bond ETF	$ 37	0.36%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, allocations to "plus sectors" - including high-yield bonds, leveraged loans, emerging markets debt, global bonds and high-yield commercial mortgage-backed securities - notably contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•Among investment-grade bonds, security selection added value. Specifically, fund holdings in the corporate segment made a notable contribution to relative performance, led by picks among financials, particularly REITs and banks.
•Overweight holdings and investment choices among asset-backed securities, particularly collateralized loan obligations, and commercial mortgage-backed securities each helped relative performance the past 12 months.
•The fund's underweights in mortgage-backed securities and U.S. Treasurys buoyed relative performance as well.
•The portfolio's yield-curve positioning also provided a boost to performance versus the benchmark.
•In contrast, the fund's underweight in the bonds of industrial firms within the corporate sector detracted versus the benchmark.
•The fund's modestly longer duration relative to the benchmark also hurt.
•Notable changes over the past 12 months included management's decision to gradually lower the fund's overall risk profile by reducing exposure to investment-grade corporate bonds and increasing the allocation to U.S. Treasurys.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2015 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Total Bond ETF - NAV	3.88%	0.36%	2.71%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$20,390,993,863
Number of Holdings	4,591
Total Advisory Fee	$61,812,390
Portfolio Turnover	246%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 53.7
AAA - 6.5
AA - 0.8
A - 8.2
BBB - 14.7
BB - 4.6
B - 5.8
CCC,CC,C - 1.6
D - 0.0
Not Rated - 7.1
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (3.0)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 33.6
Corporate Bonds - 27.2
U.S. Government Agency - Mortgage Securities - 20.1
Asset-Backed Securities - 8.5
CMOs and Other Mortgage Related Securities - 7.0
Bank Loan Obligations - 5.2
Foreign Government and Government Agency Obligations - 1.1
Preferred Securities - 0.2
Options - 0.1
Preferred Stocks - 0.0
Common Stocks - 0.0
Other Investments - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (3.0)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.0
Grand Cayman (UK Overseas Ter) - 4.0
United Kingdom - 1.3
Mexico - 1.2
Ireland - 0.7
Bailiwick Of Jersey - 0.6
France - 0.5
Switzerland - 0.4
Germany - 0.4
Others - 2.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	22.3
US Treasury Bonds	11.3
Fannie Mae Mortgage pass-thru certificates	7.1
Ginnie Mae II Pool	5.4
Freddie Mac Gold Pool	4.7
Uniform Mortgage Backed Securities	2.2
JPMorgan Chase & Co	1.7
Bank of America Corp	1.2
Wells Fargo & Co	1.2
Morgan Stanley	1.2
58.3
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913648.101    2722-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Tactical Bond ETF Fidelity® Tactical Bond ETF : FTBD Principal U.S. Listing Exchange : NYSE Arca, Inc.

This annual shareholder report contains information about Fidelity® Tactical Bond ETF for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Tactical Bond ETF	$ 56	0.55%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, duration positioning detracted slightly from the fund's performance versus the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year, as the fund was more sensitive to longer-term interest rates than the benchmark.
•The fund benefited from security selection within high-yield corporate debt and global credit, as well as positioning within emerging markets.
•From an asset allocation perspective, overweights in high-yield corporate debt and global credit contributed during the period.
•Notable changes in positioning include reduced exposure to U.S. Treasury debt and increased exposure to corporate debt.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
January 24, 2023 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund
Fidelity® Tactical Bond ETF - NAV A	4.25%	4.50%
Bloomberg U.S. Aggregate Bond IndexA	3.14%	3.29%
A   From January 24, 2023

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$27,175,818
Number of Holdings	793
Total Advisory Fee	$158,434
Portfolio Turnover	53%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 44.1
AAA - 1.2
AA - 0.6
A - 2.1
BBB - 12.3
BB - 19.7
B - 9.0
CCC,CC,C - 4.8
D - 0.0
Not Rated - 4.0
Equities - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 44.1
Corporate Bonds - 40.2
Foreign Government and Government Agency Obligations - 4.3
Preferred Securities - 2.8
CMOs and Other Mortgage Related Securities - 2.1
Bank Loan Obligations - 1.9
Asset-Backed Securities - 1.7
Municipal Securities - 0.7
Preferred Stocks - 0.2
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 77.7
Canada - 3.2
United Kingdom - 3.2
Germany - 2.9
Mexico - 1.7
Luxembourg - 1.4
Brazil - 1.2
Japan - 1.2
Switzerland - 1.0
Others - 6.5

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	31.7
US Treasury Bonds	12.4
Petroleos Mexicanos	1.7
DPL Inc	1.2
Japan Government	1.2
Bank of Nova Scotia/The	1.1
Charter Communications Operating LLC / Charter Communications Operating Capital	1.1
Millicom International Cellular SA	1.0
Dominican Republic	0.9
Enbridge Inc	0.9
53.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913701.101    7324-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Sustainable Low Duration Bond ETF Fidelity® Sustainable Low Duration Bond ETF : FSLD Principal U.S. Listing Exchange : NYSE Arca, Inc.

This annual shareholder report contains information about Fidelity® Sustainable Low Duration Bond ETF for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Low Duration Bond ETF	$ 21	0.20%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the ETF's strategy of holding short-term debt in high-quality corporations contributed to performance versus the all-U.S.-Treasury benchmark for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical, consumer non-cyclical and communications segments, added notable value.
•Non-benchmark exposure to asset-backed securities, primarily car loan debt, also meaningfully contributed.
•In contrast, the fund's yield-curve positioning detracted from relative performance.
•A small allocation to cash was a modest drag as well.
•At period end, corporates made up about 50% of fund assets, down from roughly 62% a year ago. Exposure to U.S. Treasurys rose from about 26% to 33% of assets during the fiscal year, while exposure to ABS was up from about 9% to 14% of assets as of August 31.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 19, 2022 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund
Fidelity® Sustainable Low Duration Bond ETF - NAV A	4.87%	4.48%
Bloomberg US Treasury Bill: 6-9 Months IndexA	4.29%	3.75%
Bloomberg U.S. Aggregate Bond IndexA	3.14%	2.22%
A   From April 19, 2022

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$5,023,878
Number of Holdings	231
Total Advisory Fee	$9,291
Portfolio Turnover	75%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 33.0
AAA - 14.2
AA - 1.5
A - 26.0
BBB - 21.7
BB - 0.1
Not Rated - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 3.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 49.3
U.S. Treasury Obligations - 33.0
Asset-Backed Securities - 14.0
CMOs and Other Mortgage Related Securities - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 3.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.5
Canada - 6.3
Netherlands - 0.7
Ireland - 0.6
Chile - 0.4
United Kingdom - 0.3
Australia - 0.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bill	23.0
US Treasury Notes	10.0
JPMorgan Chase & Co	2.3
Bank of America Corp	2.2
Morgan Stanley	1.8
Citigroup Inc	1.7
Wells Fargo & Co	1.5
Royal Bank of Canada	1.5
Goldman Sachs Group Inc/The	1.4
PNC Financial Services Group Inc/The	1.3
46.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913699.101    6564-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Sustainable Core Plus Bond ETF Fidelity® Sustainable Core Plus Bond ETF : FSBD Principal U.S. Listing Exchange : NYSE Arca, Inc.

This annual shareholder report contains information about Fidelity® Sustainable Core Plus Bond ETF for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Core Plus Bond ETF	$ 37	0.36%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, an allocation to high-yield bonds notably contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•Security selection also added value. Specifically, fund holdings in the corporate segment made a notable contribution to relative performance, led by picks among financials, particularly REITs and banks.
•An overweight and picks among collateralized loan obligations also helped.
•The fund's underweights in mortgage-backed securities and U.S. Treasurys buoyed relative performance as well.
•The portfolio's yield-curve positioning also provided a boost to performance versus the benchmark.
•In contrast, the fund's underweight in the bonds of industrial firms within the corporate sector detracted versus the benchmark.
•The fund's modestly longer duration relative to the benchmark also hurt.
•Notable changes over the past 12 months included management's decision to gradually lower the fund's overall risk profile by reducing exposure to investment-grade corporate bonds and increasing the allocation to U.S. Treasurys.

Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 19, 2022 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund
Fidelity® Sustainable Core Plus Bond ETF - NAV A	3.92%	2.70%
Bloomberg MSCI U.S. Aggregate ESG Choice Bond IndexA	3.17%	2.24%
Bloomberg U.S. Aggregate Bond IndexA	3.14%	2.22%
A   From April 19, 2022

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$11,831,695
Number of Holdings	523
Total Advisory Fee	$42,240
Portfolio Turnover	237%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 49.5
AAA - 4.7
AA - 1.1
A - 10.8
BBB - 17.4
BB - 5.6
B - 4.7
CCC,CC,C - 2.8
D - 0.0
Not Rated - 1.4
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 40.0
U.S. Treasury Obligations - 31.1
U.S. Government Agency - Mortgage Securities - 18.4
Asset-Backed Securities - 4.5
Bank Loan Obligations - 1.3
Preferred Securities - 1.1
CMOs and Other Mortgage Related Securities - 1.0
Foreign Government and Government Agency Obligations - 0.6
Preferred Stocks - 0.0
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.2
Grand Cayman (UK Overseas Ter) - 2.9
United Kingdom - 1.8
Germany - 1.5
Multi-national - 1.3
France - 1.2
Ireland - 1.0
Spain - 1.0
Canada - 1.0
Others - 1.1

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	20.6
US Treasury Bonds	10.5
Fannie Mae Mortgage pass-thru certificates	5.1
Ginnie Mae II Pool	4.0
Freddie Mac Gold Pool	3.9
Uniform Mortgage Backed Securities	3.6
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC	2.1
Allegro Clo Xv Ltd / Allegro Clo Vx LLC	1.3
AES Corp/The	1.1
NatWest Group PLC	1.1
53.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913698.101    6563-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Low Duration Bond Factor ETF Fidelity® Low Duration Bond Factor ETF : FLDR Principal U.S. Listing Exchange : Cboe BZX Exchange, Inc.

This annual shareholder report contains information about Fidelity® Low Duration Bond Factor ETF for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Low Duration Bond Factor ETF	$ 15	0.15%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against that backdrop, we constructed the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key-rate durations and other factors.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 12, 2018 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund
Fidelity® Low Duration Bond Factor ETF - NAV A	5.22%	3.06%	3.11%
Fidelity Low Duration Investment Grade Factor Index℠A	5.29%	3.23%	3.31%
Bloomberg US Treasury Bill: 6-9 Months IndexA	4.29%	2.47%	2.40%
Bloomberg U.S. Aggregate Bond IndexA	3.14%	-0.68%	1.92%
A   From June 12, 2018

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$1,007,051,089
Number of Holdings	341
Total Advisory Fee	$1,127,732
Portfolio Turnover	34%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 12.2
AA - 26.6
A - 51.6
BBB - 8.0
BB - 0.4
Not Rated - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 86.8
U.S. Treasury Obligations - 12.2
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 58.3
Australia - 11.9
Canada - 8.2
United Kingdom - 5.9
Germany - 3.9
France - 3.5
Japan - 2.9
Netherlands - 2.7
Sweden - 1.3
Others - 1.4

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	12.2
Royal Bank of Canada	3.5
JPMorgan Chase & Co	3.1
American Honda Finance Corp	3.1
National Australia Bank Ltd	2.9
Morgan Stanley Bank NA	2.8
Australia & New Zealand Banking Group Ltd	2.6
Commonwealth Bank of Australia	2.3
Citibank NA	2.3
John Deere Capital Corp	2.2
37.0
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913657.101    3089-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Limited Term Bond ETF Fidelity® Limited Term Bond ETF : FLTB Principal U.S. Listing Exchange : NYSE Arca, Inc.

This annual shareholder report contains information about Fidelity® Limited Term Bond ETF for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Limited Term Bond ETF	$ 26	0.25%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the ETF's strategy of favoring limited-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the Composite index. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added value.
•Non-Composite exposure to asset-backed securities, including collateralized loan obligations and car loan debt, also meaningfully contributed, as did an out-of-index allocation to commercial mortgage-backed securities.
•In contrast, the fund's yield-curve positioning detracted from relative performance.
•At period end, corporates made up about 72% of fund assets, down from roughly 74% a year ago but still overweight versus the Bloomberg benchmark average of approximately 25% and the 69% average of the Composite index.
•Exposure to U.S. Treasurys stood at 14% as of August 31, compared with an average of 68% for the benchmark and 20% for the Composite index, while out-of-benchmark exposure to ABS stood at about 10% of fund assets at the close of the fiscal year.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2015 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Limited Term Bond ETF - NAV	5.65%	1.88%	2.49%
Bloomberg U.S. 1-5 Year Government/Credit Bond Index	4.79%	1.33%	2.01%
Fidelity Limited Term Composite Index℠	5.49%	1.84%	2.49%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$260,279,844
Number of Holdings	973
Total Advisory Fee	$513,088
Portfolio Turnover	54%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 14.0
AAA - 7.3
AA - 1.1
A - 24.6
BBB - 38.8
BB - 5.5
B - 3.4
CCC,CC,C - 0.5
Not Rated - 3.8
Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 70.2
U.S. Treasury Obligations - 14.0
Asset-Backed Securities - 9.3
CMOs and Other Mortgage Related Securities - 3.5
Bank Loan Obligations - 1.5
Preferred Securities - 0.3
Foreign Government and Government Agency Obligations - 0.2
U.S. Government Agency - Mortgage Securities - 0.0
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 77.0
United Kingdom - 5.5
Grand Cayman (UK Overseas Ter) - 3.8
Germany - 2.5
Canada - 2.2
Ireland - 1.9
France - 1.5
Japan - 1.2
Australia - 0.9
Others - 3.5

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	14.0
Bank of America Corp	2.0
JPMorgan Chase & Co	1.8
Morgan Stanley	1.6
Citigroup Inc	1.6
Wells Fargo & Co	1.4
Deutsche Bank AG/New York NY	1.4
HSBC Holdings PLC	1.3
Goldman Sachs Group Inc/The	1.2
Barclays PLC	1.2
27.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913647.101    2721-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Investment Grade Securitized ETF Fidelity® Investment Grade Securitized ETF : FSEC Principal U.S. Listing Exchange : NYSE Arca, Inc.

This annual shareholder report contains information about Fidelity® Investment Grade Securitized ETF for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Investment Grade Securitized ETF	$ 37	0.36%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, overweights in non-government agency securities, including commercial mortgage-backed securities, auto asset-backed securities and residential mortgage-backed securities, contributed to the fund's performance versus the benchmark Bloomberg U.S. Securitized Index for the fiscal year.
•The fund's yield-curve positioning also boosted the relative result, as did the use of interest-rate swaps.
•In contrast, the fund's exposure to Fannie Mae and Freddie Mac mortgage-backed securities with a lower coupon detracted versus the benchmark the past 12 months.
•An underweight in MBS made up of 15-year mortgages also hurt.
•Lastly, the use of swaptions detracted from the relative result.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
March 2, 2021 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund
Fidelity® Investment Grade Securitized ETF - NAV A	3.66%	-0.28%
Bloomberg U.S. Securitized IndexA	3.52%	-0.29%
Bloomberg U.S. Aggregate Bond IndexA	3.14%	-0.39%
A   From March 2, 2021

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$4,092,486,417
Number of Holdings	950
Total Advisory Fee	$8,762,461
Portfolio Turnover	967%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 91.0
AAA - 14.3
AA - 0.7
A - 0.0
Not Rated - 16.6
Short-Term Investments and Net Other Assets (Liabilities) - (22.6)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Government Agency - Mortgage Securities - 88.8
CMOs and Other Mortgage Related Securities - 21.3
Asset-Backed Securities - 9.9
U.S. Treasury Obligations - 2.2
Options - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - (22.6)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0
Canada - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fannie Mae Mortgage pass-thru certificates	32.4
Ginnie Mae II Pool	25.1
Freddie Mac Gold Pool	21.7
Uniform Mortgage Backed Securities	5.7
Freddie Mac Multifamily Structured pass-thru certificates	5.1
Fannie Mae Guaranteed REMIC	4.7
Fannie Mae	2.5
Freddie Mac Non Gold Pool	1.8
Ginnie Mae I Pool	1.4
US Treasury Bonds	1.4
101.8
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Operating expenses

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913668.101    6354-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Investment Grade Bond ETF Fidelity® Investment Grade Bond ETF : FIGB Principal U.S. Listing Exchange : NYSE Arca, Inc.

This annual shareholder report contains information about Fidelity® Investment Grade Bond ETF for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Investment Grade Bond ETF	$ 37	0.36%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, duration positioning modestly contributed to the fund's performance versus the benchmark Bloomberg U.S. Aggregate Bond Index for the fiscal year, as the fund was slightly more sensitive to interest rates than the index. In addition, the fund benefitted from a curve positioning as the yield curve steepened during the period.
•The fund also benefited from an overweight in credit risk as credit spreads approached historically tight levels.
•Other notable contributors included the fund's allocations to securitized products, including outperforming stakes in commercial mortgage-backed securities, asset-backed securities and collateralized loan obligations.
•Security selection among investment-grade corporate bonds helped, with positioning in financial institutions contributing most.
•In contrast, underweight allocations to the industrials and utilities sectors detracted versus the benchmark.
•Notable changes in positioning include increased exposure to MBS pass-throughs and other securitized products, and reduced exposure to U.S Treasury debt.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
March 2, 2021 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund
Fidelity® Investment Grade Bond ETF - NAV A	3.18%	-0.10%
Bloomberg U.S. Aggregate Bond IndexA	3.14%	-0.39%
A   From March 2, 2021

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$230,674,413
Number of Holdings	644
Total Advisory Fee	$653,708
Portfolio Turnover	203%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 60.7
AAA - 5.9
AA - 0.5
A - 8.5
BBB - 16.9
BB - 2.1
B - 0.7
Not Rated - 3.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 46.0
Corporate Bonds - 25.0
U.S. Government Agency - Mortgage Securities - 14.7
Asset-Backed Securities - 9.0
CMOs and Other Mortgage Related Securities - 4.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.0
Grand Cayman (UK Overseas Ter) - 4.8
Bailiwick Of Jersey - 1.0
Ireland - 0.9
United Kingdom - 0.8
Mexico - 0.7
Switzerland - 0.4
Germany - 0.4
Netherlands - 0.3
Others - 0.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	34.2
US Treasury Bonds	11.8
Fannie Mae Mortgage pass-thru certificates	4.1
Ginnie Mae II Pool	3.9
Freddie Mac Gold Pool	2.9
Uniform Mortgage Backed Securities	2.8
JPMorgan Chase & Co	1.2
Wells Fargo & Co	1.1
Charter Communications Operating LLC / Charter Communications Operating Capital	1.1
Bank of America Corp	1.0
64.1
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913667.101    6353-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Corporate Bond ETF Fidelity® Corporate Bond ETF : FCOR Principal U.S. Listing Exchange : NYSE Arca, Inc.

This annual shareholder report contains information about Fidelity® Corporate Bond ETF for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Corporate Bond ETF	$ 37	0.36%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, security selection contributed to the fund's performance versus the benchmark Bloomberg U.S. Credit Bond Index for the fiscal year, whereas sector positioning detracted.
•Bond picks among companies in the industrials sector helped most, led by issuers in the communications, consumer non-cyclicals and capital goods industries.
•Within communications, notable contributors included Warner Bros. Discovery and Charter Communications. In consumer non-cyclicals, pharmaceutical company Bayer was a standout, while Boeing drove the contribution in capital goods.
•Picks among financial issuers also notably aided relative performance. Here, bonds from banks, real estate investment trusts and insurance companies helped most.
•Outside of corporate credit, an allocation to U.S. Treasurys and cash - held for liquidity and risk-management purposes - meaningfully detracted from the fund's relative result. This negative was somewhat offset by steering clear of other government-related categories, as these bonds lagged credit in an improving market environment.
•The ETF's yield curve strategy of concentrating the portfolio's holdings in the five- to seven-year portion of the curve slightly aided relative performance.
•During the period, the fund's managers continued to emphasize issuers rated BBB, as they believe there is opportunity for alpha potential over time resulting from improving credit quality. They modestly added bonds rated A in response to tight spreads and uncertainty.
•Noteworthy positioning changes included reducing exposure to non-bank financials (e.g., finance companies) and redeploying the capital into industrials and utilities.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2015 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Corporate Bond ETF - NAV	4.30%	0.28%	3.21%
Bloomberg U.S. Credit Bond Index	3.92%	-0.01%	2.91%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.68%	1.80%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$284,622,999
Number of Holdings	494
Total Advisory Fee	$883,868
Portfolio Turnover	43%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 8.5
AA - 0.1
A - 22.0
BBB - 60.7
BB - 5.5
B - 0.7
Not Rated - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 2.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 88.0
U.S. Treasury Obligations - 8.5
Asset-Backed Securities - 0.5
Preferred Securities - 0.4
Other Investments - 0.1
CMOs and Other Mortgage Related Securities - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 2.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 81.3
United Kingdom - 4.4
Canada - 3.3
Ireland - 2.6
Germany - 1.6
Japan - 1.1
Switzerland - 1.1
France - 0.8
Spain - 0.8
Others - 3.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	7.8
JPMorgan Chase & Co	2.7
Bank of America Corp	2.4
Boeing Co	2.0
Wells Fargo & Co	1.9
Morgan Stanley	1.9
Broadcom Inc	1.7
PNC Financial Services Group Inc/The	1.4
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.3
HSBC Holdings PLC	1.3
24.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913646.101    2720-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Low Duration Bond ETF Fidelity® Low Duration Bond ETF : FLDB Principal U.S. Listing Exchange : NASDAQ/NMS Global Market

This annual shareholder report contains information about Fidelity® Low Duration Bond ETF for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Low Duration Bond ETF	$ 21	0.20%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a solid advance for the 12 months ending August 31, 2025, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the expectation of policy interest-rate cuts by the U.S. Federal Reserve in the second half of 2025.
•Against this backdrop, the ETF's strategy of holding short-term debt in high-quality corporations contributed to performance versus the all-U.S.-Treasury benchmark for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added notable value.
•Non-benchmark exposure to asset-backed securities, including car loan debt and collateralized loan obligations, also meaningfully contributed, as did a small, out-of-benchmark allocation to commercial mortgage-backed securities.
•In contrast, a small allocation to cash was a modest drag on relative performance.
•At period end, corporates made up about 46% of fund assets, down from roughly 56% a year ago. Exposure to U.S. Treasurys held steady at approximately 26% of assets, while out-of-benchmark exposure to ABS rose from about 16% to roughly 23% of assets as of August 31.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 22, 2024 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund
Fidelity® Low Duration Bond ETF - NAV A	5.01%	5.30%
Bloomberg US Treasury Bill: 6-9 Months IndexA	4.29%	4.70%
Bloomberg U.S. Aggregate Bond IndexA	3.14%	5.58%
A   From February 22, 2024

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$382,104,403
Number of Holdings	379
Total Advisory Fee	$751,881
Portfolio Turnover	59%
What did the Fund invest in?
(as of August 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 25.6
AAA - 22.7
AA - 4.7
A - 26.2
BBB - 14.7
BB - 0.1
Not Rated - 2.7
Short-Term Investments and Net Other Assets (Liabilities) - 3.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 45.8
U.S. Treasury Obligations - 25.6
Asset-Backed Securities - 22.4
CMOs and Other Mortgage Related Securities - 2.9
Short-Term Investments and Net Other Assets (Liabilities) - 3.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 76.9
United Kingdom - 4.2
Canada - 3.5
Grand Cayman (UK Overseas Ter) - 3.4
Germany - 2.4
Netherlands - 1.7
Ireland - 1.5
Japan - 1.0
Australia - 0.8
Others - 4.6

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	18.4
US Treasury Bill	7.2
American Express Co	1.6
Royal Bank of Canada	1.3
Barclays PLC	1.3
JPMorgan Chase & Co	1.2
Bank of America Corp	1.1
American Honda Finance Corp	1.1
Athene Global Funding	1.1
Goldman Sachs Group Inc/The	1.1
35.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917137.101    7578-TSRA-1025

Item 2.

Code of Ethics

As of the end of the period, August 31, 2025, Fidelity Merrimack Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Sustainable Core Plus Bond ETF, Fidelity Sustainable Low Duration Bond ETF, and Fidelity Tactical Bond ETF (the “Funds”):

Services Billed by Deloitte Entities

August 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Sustainable Core Plus Bond ETF	$40,300	$-	$4,300	$600
Fidelity Sustainable Low Duration Bond ETF	$36,700	$-	$4,300	$600
Fidelity Tactical Bond ETF	$58,400	$-	$8,700	$900

August 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Sustainable Core Plus Bond ETF	$39,900	$-	$4,700	$900
Fidelity Sustainable Low Duration Bond ETF	$37,500	$-	$4,700	$800
Fidelity Tactical Bond ETF	$56,100	$-	$8,900	$1,300

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Corporate Bond ETF, Fidelity Investment Grade Bond ETF, Fidelity Investment Grade Securitized ETF, Fidelity Limited Term Bond ETF, Fidelity Low Duration Bond ETF, Fidelity Low Duration Bond Factor ETF, and Fidelity Total Bond ETF (the “Funds”):

Services Billed by PwC

August 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Corporate Bond ETF	$36,600	$-	$7,300	$1,100
Fidelity Investment Grade Bond ETF	$38,900	$-	$7,700	$1,100
Fidelity Investment Grade Securitized ETF	$39,800	$-	$8,000	$1,200
Fidelity Limited Term Bond ETF	$38,600	$-	$7,700	$1,100
Fidelity Low Duration Bond ETF	$39,000	$-	$8,100	$1,100
Fidelity Low Duration Bond Factor ETF	$38,900	$-	$7,800	$1,100
Fidelity Total Bond ETF	$42,000	$-	$8,200	$1,200

August 31, 2024 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Corporate Bond ETF	$35,600	$-	$7,100	$1,300
Fidelity Investment Grade Bond ETF	$37,700	$-	$7,500	$1,400
Fidelity Investment Grade Securitized ETF	$38,600	$-	$7,800	$1,400
Fidelity Limited Term Bond ETF	$37,500	$-	$7,500	$1,400
Fidelity Low Duration Bond ETF	$33,200	$-	$7,900	$600
Fidelity Low Duration Bond Factor ETF	$37,700	$-	$7,600	$1,400
Fidelity Total Bond ETF	$40,600	$-	$8,000	$1,500

A Amounts may reflect rounding.
B Fidelity Low Duration Bond ETF commenced operations on February 22, 2024.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	August 31, 2025A	August 31, 2024A
Audit-Related Fees	$125,000	$200,000
Tax Fees	$-	$-
All Other Fees	$2,970,400	$1,929,500

A Amounts may reflect rounding.

Services Billed by PwC

	August 31, 2025A	August 31, 2024A,B
Audit-Related Fees	$9,680,100	$9,437,800
Tax Fees	$1,000	$61,000
All Other Fees	$-	$35,000

A Amounts may reflect rounding.
B May contain amounts billed prior to Fidelity Low Duration Bond ETF’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	August 31, 2025A	August 31, 2024A,B
Deloitte Entities	$3,451,600	$4,969,800
PwC	$14,700,300	$15,070,800

A Amounts may reflect rounding.

B May contain amounts billed prior to Fidelity Low Duration Bond ETF’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

The Audit Committee is a separately-designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934.  As of August 31, 2025, the members of the Audit Committee were Laura M. Bishop, Elizabeth S. Acton, Ann E. Dunwoody, Robert F. Gartland, Robert W. Helm, Mark A. Murray, Lester Owens, Edward Wiese, and Carol J. Zierhoffer.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Corporate Bond ETF
Fidelity® Investment Grade Bond ETF
Fidelity® Investment Grade Securitized ETF
Fidelity® Limited Term Bond ETF
Fidelity® Low Duration Bond ETF
Fidelity® Low Duration Bond Factor ETF
Fidelity® Tactical Bond ETF
Fidelity® Total Bond ETF

Annual Report
August 31, 2025

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Corporate Bond ETF
Fidelity® Investment Grade Bond ETF
Fidelity® Investment Grade Securitized ETF
Fidelity® Limited Term Bond ETF
Fidelity® Low Duration Bond ETF
Fidelity® Low Duration Bond Factor ETF
Fidelity® Tactical Bond ETF
Fidelity® Total Bond ETF
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Report of Independent Registered Public Accounting Firm
Distributions
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend a fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to a fund.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Corporate Bond ETF
Schedule of Investments August 31, 2025
Showing Percentage of Net Assets
Asset-Backed Securities - 0.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.5%
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (b)	144,275	147,053
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (b)	142,920	147,052
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (b)	273,930	278,206
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (b)	162,770	166,612
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (b)	201,478	200,101
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (b)	210,410	210,267
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (b)	337,450	337,828
TOTAL UNITED STATES		1,487,119
TOTAL ASSET-BACKED SECURITIES (Cost $1,471,067)		1,487,119

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Truist Bank 2.25% 3/11/2030 (Cost $399,692)	400,000	364,433

Commercial Mortgage Securities - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Cent Trust Series 2025-CITY Class A, 5.0909% 7/10/2040 (b)(d)	152,000	153,955
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.9555% 12/15/2039 (b)(c)(d)	100,000	99,999
TOTAL UNITED STATES		253,954
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $251,757)		253,954

Non-Convertible Corporate Bonds - 88.0%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.5%
Financials - 0.5%
Banks - 0.5%
Commonwealth Bank of Australia 3.784% 3/14/2032 (b)	370,000	347,537
Westpac Banking Corp 5.405% 8/10/2033 (d)	280,000	286,044
Westpac Banking Corp 5.618% 11/20/2035 (d)	640,000	651,445

TOTAL AUSTRALIA		1,285,026
BELGIUM - 0.5%
Financials - 0.5%
Banks - 0.5%
KBC Group NV 4.932% 10/16/2030 (b)(d)	882,000	897,767
KBC Group NV 6.324% 9/21/2034 (b)(d)	550,000	595,584

TOTAL BELGIUM		1,493,351
BRAZIL - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Vale Overseas Ltd 3.75% 7/8/2030	200,000	189,980
Vale Overseas Ltd 6.4% 6/28/2054	790,000	786,445

TOTAL BRAZIL		976,425
CANADA - 3.2%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Rogers Communications Inc 3.8% 3/15/2032	449,000	421,347
Rogers Communications Inc 4.55% 3/15/2052	224,000	180,399
		601,746
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Alimentation Couche-Tard Inc 2.95% 1/25/2030 (b)	499,000	471,347
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Canadian Natural Resources Ltd 4.95% 6/1/2047	134,000	115,738
Canadian Natural Resources Ltd 5.4% 12/15/2034 (b)	350,000	350,625
Canadian Natural Resources Ltd 6.25% 3/15/2038	850,000	889,878
Canadian Natural Resources Ltd 6.5% 2/15/2037	400,000	426,264
Cenovus Energy Inc 2.65% 1/15/2032	539,000	473,123
Cenovus Energy Inc 3.75% 2/15/2052	350,000	237,817
Cenovus Energy Inc 5.4% 6/15/2047	172,000	153,281
Cenovus Energy Inc 6.75% 11/15/2039	33,000	35,749
Enbridge Inc 5.55% 6/20/2035	600,000	611,047
Enbridge Inc 6.2% 11/15/2030	360,000	387,564
Enbridge Inc 7.2% 6/27/2054 (d)	350,000	363,948
Suncor Energy Inc 6.85% 6/1/2039	166,000	181,530
		4,226,564
Financials - 0.7%
Insurance - 0.7%
Empower Finance 2020 LP 1.776% 3/17/2031 (b)	293,000	260,300
Fairfax Financial Holdings Ltd 3.375% 3/3/2031	20,000	18,794
Fairfax Financial Holdings Ltd 4.85% 4/17/2028	315,000	319,331
Fairfax Financial Holdings Ltd 6% 12/7/2033	660,000	693,989
Fairfax Financial Holdings Ltd 6% 12/7/2033 (b)	60,000	63,090
Intact Financial Corp 5.459% 9/22/2032 (b)	567,000	579,668
		1,935,172
Utilities - 0.6%
Independent Power and Renewable Electricity Producers - 0.6%
Emera US Finance LP 2.639% 6/15/2031	330,000	293,685
Emera US Finance LP 3.55% 6/15/2026	1,121,000	1,111,615
Emera US Finance LP 4.75% 6/15/2046	426,000	354,993
		1,760,293
TOTAL CANADA		8,995,122
FRANCE - 0.8%
Financials - 0.8%
Banks - 0.8%
BNP Paribas SA 1.904% 9/30/2028 (b)(d)	870,000	826,374
BNP Paribas SA 2.591% 1/20/2028 (b)(d)	510,000	497,672
BNP Paribas SA 5.738% 2/20/2035 (b)(d)	60,000	62,432
BPCE SA 2.277% 1/20/2032 (b)(d)	570,000	500,612
Societe Generale SA 3% 1/22/2030 (b)	555,000	518,560

TOTAL FRANCE		2,405,650
GERMANY - 1.6%
Consumer Discretionary - 0.3%
Automobiles - 0.3%
Volkswagen Group of America Finance LLC 4.75% 11/13/2028 (b)	780,000	784,041
Financials - 0.3%
Capital Markets - 0.2%
Deutsche Bank AG/New York NY 3.035% 5/28/2032 (d)	566,000	516,497
Insurance - 0.1%
Allianz SE 5.6% 9/3/2054 (b)(d)	400,000	406,480
TOTAL FINANCIALS		922,977

Health Care - 1.0%
Pharmaceuticals - 1.0%
Bayer US Finance LLC 6.25% 1/21/2029 (b)	410,000	431,432
Bayer US Finance LLC 6.875% 11/21/2053 (b)	2,180,000	2,306,983
		2,738,415
TOTAL GERMANY		4,445,433
IRELAND - 2.6%
Financials - 1.3%
Consumer Finance - 1.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	150,000	146,928
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	151,000	145,281
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	161,000	147,401
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.4% 10/29/2033	773,000	687,082
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.85% 10/29/2041	470,000	378,432
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625% 9/10/2029	1,680,000	1,693,602
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.95% 9/10/2034	500,000	493,197
		3,691,923
Industrials - 0.9%
Transportation Infrastructure - 0.9%
Avolon Holdings Funding Ltd 2.528% 11/18/2027 (b)	219,000	210,184
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (b)	600,000	610,154
Avolon Holdings Funding Ltd 5.5% 1/15/2026 (b)	312,000	312,505
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (b)	600,000	620,916
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (b)	809,000	846,132
		2,599,891
Materials - 0.4%
Containers & Packaging - 0.4%
Smurfit Kappa Treasury ULC 5.438% 4/3/2034	650,000	667,157
Smurfit Westrock Financing DAC 5.418% 1/15/2035	427,000	434,762
		1,101,919
TOTAL IRELAND		7,393,733
ISRAEL - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032	200,000	205,664
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	200,000	204,423

TOTAL ISRAEL		410,087
ITALY - 0.5%
Financials - 0.4%
Banks - 0.4%
Intesa Sanpaolo SpA 5.71% 1/15/2026 (b)	200,000	200,447
Intesa Sanpaolo SpA 7.2% 11/28/2033 (b)	400,000	452,335
UniCredit SpA 1.982% 6/3/2027 (b)(d)	355,000	348,513
		1,001,295
Utilities - 0.1%
Electric Utilities - 0.1%
Enel Finance International NV 5.5% 6/26/2034 (b)	539,000	552,961
TOTAL ITALY		1,554,256
JAPAN - 1.1%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.7%
NTT Finance Corp 4.567% 7/16/2027 (b)	200,000	201,269
NTT Finance Corp 4.62% 7/16/2028 (b)	200,000	202,134
NTT Finance Corp 5.171% 7/16/2032 (b)	1,000,000	1,018,862
NTT Finance Corp 5.502% 7/16/2035 (b)	400,000	409,827
		1,832,092
Consumer Staples - 0.4%
Tobacco - 0.4%
Japan Tobacco Inc 5.21% 6/15/2030 (b)	500,000	519,253
Japan Tobacco Inc 5.856% 6/15/2035 (b)	710,000	749,832
		1,269,085
TOTAL JAPAN		3,101,177
MEXICO - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Petroleos Mexicanos 5.35% 2/12/2028	394,000	386,057
Petroleos Mexicanos 6.49% 1/23/2027	85,000	85,115
Petroleos Mexicanos 6.5% 3/13/2027	280,000	281,260

TOTAL MEXICO		752,432
NETHERLANDS - 0.8%
Financials - 0.7%
Banks - 0.7%
ABN AMRO Bank NV 5.515% 12/3/2035 (b)(d)	1,200,000	1,228,127
Cooperatieve Rabobank UA 3.75% 7/21/2026	700,000	695,491
		1,923,618
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032	84,000	83,954
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035	241,000	239,458
		323,412
TOTAL NETHERLANDS		2,247,030
SPAIN - 0.8%
Financials - 0.6%
Banks - 0.6%
Banco Santander SA 2.749% 12/3/2030	420,000	378,619
CaixaBank SA 5.673% 3/15/2030 (b)(d)	550,000	571,756
CaixaBank SA 6.037% 6/15/2035 (b)(d)	750,000	789,834
		1,740,209
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Atlantica Sustainable Infrastructure Ltd 4.125% 6/15/2028 (b)	550,000	532,660
TOTAL SPAIN		2,272,869
SWITZERLAND - 0.8%
Financials - 0.8%
Capital Markets - 0.8%
UBS Group AG 3.091% 5/14/2032 (b)(d)	725,000	667,315
UBS Group AG 3.126% 8/13/2030 (b)(d)	500,000	476,772
UBS Group AG 3.869% 1/12/2029 (b)(d)	200,000	198,111
UBS Group AG 4.194% 4/1/2031 (b)(d)	580,000	573,177
UBS Group AG 9.016% 11/15/2033 (b)(d)	300,000	373,656

TOTAL SWITZERLAND		2,289,031
UNITED KINGDOM - 4.4%
Consumer Staples - 1.0%
Tobacco - 1.0%
BAT Capital Corp 2.726% 3/25/2031	2,830,000	2,574,203
BAT Capital Corp 5.834% 2/20/2031	184,000	194,584
Imperial Brands Finance PLC 6.125% 7/27/2027 (b)	210,000	216,837
		2,985,624
Financials - 3.0%
Banks - 3.0%
Barclays PLC 2.645% 6/24/2031 (d)	550,000	504,484
Barclays PLC 2.894% 11/24/2032 (d)	300,000	268,746
Barclays PLC 4.836% 5/9/2028	415,000	417,049
Barclays PLC 5.088% 6/20/2030 (d)	200,000	202,844
Barclays PLC 5.367% 2/25/2031 (d)	600,000	618,847
Barclays PLC 5.785% 2/25/2036 (d)	600,000	618,895
Barclays PLC 6.224% 5/9/2034 (d)	550,000	587,047
HSBC Holdings PLC 2.357% 8/18/2031 (d)	570,000	514,277
HSBC Holdings PLC 2.848% 6/4/2031 (d)	2,260,000	2,097,137
HSBC Holdings PLC 4.041% 3/13/2028 (d)	225,000	224,162
HSBC Holdings PLC 6.332% 3/9/2044 (d)	570,000	611,563
HSBC Holdings PLC 7.39% 11/3/2028 (d)	225,000	239,142
Lloyds Banking Group PLC 7.953% 11/15/2033 (d)	350,000	403,851
Standard Chartered PLC 5.005% 10/15/2030 (b)(d)	418,000	425,429
Standard Chartered PLC 5.545% 1/21/2029 (b)(d)	408,000	418,236
Standard Chartered PLC 6.228% 1/21/2036 (b)(d)	420,000	448,857
		8,600,566
Health Care - 0.1%
Pharmaceuticals - 0.1%
Astrazeneca PLC 6.45% 9/15/2037	176,000	198,745
Industrials - 0.3%
Aerospace & Defense - 0.2%
BAE Systems PLC 1.9% 2/15/2031 (b)	425,000	373,991
BAE Systems PLC 5.3% 3/26/2034 (b)	300,000	307,835
		681,826
Passenger Airlines - 0.1%
British Airways 2021-1 Class A Pass Through Trust equipment trust certificate 2.9% 9/15/2036 (b)	162,918	148,542
TOTAL INDUSTRIALS		830,368

TOTAL UNITED KINGDOM		12,615,303
UNITED STATES - 69.7%
Communication Services - 3.9%
Diversified Telecommunication Services - 1.3%
AT&T Inc 3.55% 9/15/2055	762,000	506,691
AT&T Inc 3.65% 9/15/2059	775,000	513,032
AT&T Inc 4.3% 2/15/2030	412,000	412,632
AT&T Inc 4.5% 5/15/2035	233,000	222,928
AT&T Inc 6.05% 8/15/2056	450,000	452,450
Verizon Communications Inc 2.55% 3/21/2031	312,000	282,955
Verizon Communications Inc 3.7% 3/22/2061	1,275,000	873,634
Verizon Communications Inc 4.4% 11/1/2034	322,000	307,526
		3,571,848
Media - 2.0%
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (b)	443,000	419,326
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032	660,000	559,189
Charter Communications Operating LLC / Charter Communications Operating Capital 3.7% 4/1/2051	228,000	146,829
Charter Communications Operating LLC / Charter Communications Operating Capital 4.2% 3/15/2028	1,498,000	1,489,149
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 12/1/2061	980,000	665,464
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	338,000	287,223
Comcast Corp 2.937% 11/1/2056	545,000	313,784
Comcast Corp 5.5% 5/15/2064	380,000	349,674
Time Warner Cable LLC 4.5% 9/15/2042	273,000	216,508
Time Warner Cable LLC 5.5% 9/1/2041	420,000	379,493
Time Warner Cable LLC 5.875% 11/15/2040	354,000	338,231
Time Warner Cable LLC 7.3% 7/1/2038	438,000	477,011
Warnermedia Holdings Inc 3.755% 3/15/2027	80,000	78,800
		5,720,681
Wireless Telecommunication Services - 0.6%
T-Mobile USA Inc 2.4% 3/15/2029	242,000	227,625
T-Mobile USA Inc 2.7% 3/15/2032	1,940,000	1,718,669
		1,946,294
TOTAL COMMUNICATION SERVICES		11,238,823

Consumer Discretionary - 2.1%
Automobiles - 1.4%
Ford Motor Co 3.25% 2/12/2032	750,000	642,972
Ford Motor Co 6.1% 8/19/2032	600,000	606,203
General Motors Co 5.4% 4/1/2048	500,000	438,961
General Motors Co 5.95% 4/1/2049	416,000	391,151
General Motors Financial Co Inc 3.1% 1/12/2032	400,000	355,664
General Motors Financial Co Inc 3.6% 6/21/2030	920,000	874,058
Stellantis Finance US Inc 5.75% 3/18/2030 (b)	614,000	621,622
		3,930,631
Distributors - 0.1%
Genuine Parts Co 2.75% 2/1/2032	330,000	291,569
Specialty Retail - 0.6%
Advance Auto Parts Inc 1.75% 10/1/2027	338,000	315,248
Lowe's Cos Inc 4.25% 4/1/2052	180,000	139,460
Lowe's Cos Inc 5.15% 7/1/2033	1,050,000	1,075,292
Lowe's Cos Inc 5.625% 4/15/2053	250,000	238,679
		1,768,679
TOTAL CONSUMER DISCRETIONARY		5,990,879

Consumer Staples - 1.8%
Beverages - 0.1%
Constellation Brands Inc 2.875% 5/1/2030	363,000	339,537
Consumer Staples Distribution & Retail - 0.6%
Dollar Tree Inc 4.2% 5/15/2028	230,000	229,428
Mars Inc 4.8% 3/1/2030 (b)	168,000	171,210
Mars Inc 5% 3/1/2032 (b)	126,000	128,603
Mars Inc 5.2% 3/1/2035 (b)	865,000	873,020
Mars Inc 5.65% 5/1/2045 (b)	102,000	100,553
Mars Inc 5.7% 5/1/2055 (b)	203,000	197,955
Mars Inc 5.8% 5/1/2065 (b)	25,000	24,532
		1,725,301
Food Products - 0.3%
Bunge Ltd Finance Corp 4.9% 4/21/2027	570,000	575,106
McCormick & Co Inc/MD 1.85% 2/15/2031	261,000	228,054
Smithfield Foods Inc 3% 10/15/2030 (b)	135,000	123,412
		926,572
Tobacco - 0.8%
Philip Morris International Inc 5.75% 11/17/2032	2,001,000	2,118,420
TOTAL CONSUMER STAPLES		5,109,830

Energy - 7.9%
Oil, Gas & Consumable Fuels - 7.9%
Columbia Pipelines Holding Co LLC 5.097% 10/1/2031 (b)	560,000	568,758
Columbia Pipelines Operating Co LLC 5.695% 10/1/2054 (b)	560,000	517,295
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (b)	714,000	759,311
Columbia Pipelines Operating Co LLC 5.962% 2/15/2055 (b)	470,000	447,607
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (b)	64,000	67,749
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (b)	19,000	19,748
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (b)	34,000	35,174
DCP Midstream Operating LP 5.125% 5/15/2029	715,000	730,607
Eastern Gas Transmission & Storage Inc 3.9% 11/15/2049	236,000	169,290
Energy Transfer LP 5% 5/15/2050	450,000	373,475
Energy Transfer LP 5.25% 7/1/2029	650,000	670,387
Energy Transfer LP 5.4% 10/1/2047	316,000	281,542
Energy Transfer LP 5.8% 6/15/2038	123,000	124,005
Energy Transfer LP 6% 6/15/2048	257,000	246,388
Energy Transfer LP 6.55% 12/1/2033	510,000	552,447
Enterprise Products Operating LLC 4.9% 5/15/2046	183,000	163,587
EQT Corp 4.75% 1/15/2031 (b)	350,000	347,525
EQT Corp 5.75% 2/1/2034	1,025,000	1,061,157
Florida Gas Transmission Co LLC 5.75% 7/15/2035 (b)	1,267,000	1,305,225
Gulfstream Natural Gas System LLC 5.6% 7/23/2035 (b)	756,000	764,400
Hess Corp 4.3% 4/1/2027	354,000	354,822
Hess Corp 5.6% 2/15/2041	410,000	415,904
Hess Corp 5.8% 4/1/2047	240,000	242,567
Hess Corp 6% 1/15/2040	405,000	433,671
Occidental Petroleum Corp 5.2% 8/1/2029	161,000	163,075
Occidental Petroleum Corp 5.375% 1/1/2032	1,044,000	1,050,124
Occidental Petroleum Corp 5.55% 10/1/2034	149,000	148,269
ONEOK Inc 5.65% 9/1/2034	1,076,000	1,094,301
Ovintiv Inc 7.2% 11/1/2031	270,000	295,993
Plains All American Pipeline LP / PAA Finance Corp 3.8% 9/15/2030	280,000	270,153
Plains All American Pipeline LP / PAA Finance Corp 4.9% 2/15/2045	480,000	406,682
Plains All American Pipeline LP / PAA Finance Corp 5.7% 9/15/2034	1,100,000	1,122,094
Targa Resources Corp 5.5% 2/15/2035	686,000	691,926
Targa Resources Corp 5.55% 8/15/2035	1,250,000	1,259,089
Targa Resources Corp 6.15% 3/1/2029	480,000	506,415
Western Gas Partners LP 4.05% 2/1/2030 (e)	2,874,000	2,794,419
Western Gas Partners LP 5.3% 3/1/2048	360,000	303,317
Williams Cos Inc/The 4.65% 8/15/2032	1,463,000	1,444,419
Williams Cos Inc/The 5.3% 8/15/2052	57,000	51,622
Williams Cos Inc/The 5.75% 6/24/2044	360,000	351,177
		22,605,716
Financials - 22.3%
Banks - 11.6%
Bank of America Corp 2.676% 6/19/2041 (d)	619,000	446,141
Bank of America Corp 2.884% 10/22/2030 (d)	287,000	271,465
Bank of America Corp 3.194% 7/23/2030 (d)	495,000	475,402
Bank of America Corp 4.571% 4/27/2033 (d)	2,500,000	2,474,103
Bank of America Corp 5.015% 7/22/2033 (d)	640,000	650,132
Bank of America Corp 5.468% 1/23/2035 (d)	1,080,000	1,115,971
Bank of America Corp 5.872% 9/15/2034 (d)	1,260,000	1,336,817
Citigroup Inc 2.572% 6/3/2031 (d)	196,000	179,929
Citigroup Inc 2.666% 1/29/2031 (d)	307,000	284,751
Citigroup Inc 4.91% 5/24/2033 (d)	295,000	296,321
Citigroup Inc 6.174% 5/25/2034 (d)	541,000	569,952
Citigroup Inc 6.27% 11/17/2033 (d)	550,000	596,072
Citizens Financial Group Inc 2.638% 9/30/2032	337,000	284,778
Citizens Financial Group Inc 5.253% 3/5/2031 (d)	400,000	408,953
Citizens Financial Group Inc 5.718% 7/23/2032 (d)	1,984,000	2,072,139
Citizens Financial Group Inc 6.645% 4/25/2035 (d)	587,000	638,410
Fifth Third Bancorp 8.25% 3/1/2038	245,000	300,161
Huntington Bancshares Inc/OH 2.487% 8/15/2036 (d)	991,000	843,231
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (d)	1,020,000	1,074,920
JPMorgan Chase & Co 2.522% 4/22/2031 (d)	456,000	421,350
JPMorgan Chase & Co 2.956% 5/13/2031 (d)	467,000	435,968
JPMorgan Chase & Co 4.603% 10/22/2030 (d)	791,000	799,631
JPMorgan Chase & Co 4.912% 7/25/2033 (d)	890,000	902,364
JPMorgan Chase & Co 4.946% 10/22/2035 (d)	897,000	891,935
JPMorgan Chase & Co 4.95% 6/1/2045	204,000	186,515
JPMorgan Chase & Co 5.14% 1/24/2031 (d)	620,000	638,927
JPMorgan Chase & Co 5.294% 7/22/2035 (d)	480,000	489,286
JPMorgan Chase & Co 5.717% 9/14/2033 (d)	2,240,000	2,351,653
JPMorgan Chase & Co 6.254% 10/23/2034 (d)	440,000	480,674
PNC Financial Services Group Inc/The 5.222% 1/29/2031 (d)	500,000	516,684
PNC Financial Services Group Inc/The 5.401% 7/23/2035 (d)	1,400,000	1,430,377
PNC Financial Services Group Inc/The 5.575% 1/29/2036 (d)	500,000	516,145
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (d)	400,000	414,943
PNC Financial Services Group Inc/The 6.875% 10/20/2034 (d)	890,000	999,270
Truist Financial Corp 1.95% 6/5/2030	800,000	719,539
Truist Financial Corp 5.711% 1/24/2035 (d)	900,000	937,517
Wells Fargo & Co 4.478% 4/4/2031 (d)	432,000	433,531
Wells Fargo & Co 4.65% 11/4/2044	1,464,000	1,267,043
Wells Fargo & Co 5.244% 1/24/2031 (d)	346,000	357,416
Wells Fargo & Co 5.389% 4/24/2034 (d)	1,950,000	2,006,700
Wells Fargo & Co 5.499% 1/23/2035 (d)	1,300,000	1,341,513
		32,858,629
Capital Markets - 3.8%
Ares Capital Corp 2.15% 7/15/2026	335,000	328,388
Ares Strategic Income Fund 5.7% 3/15/2028	1,162,000	1,177,988
Ares Strategic Income Fund 6.35% 8/15/2029	560,000	579,014
Athene Global Funding 1.985% 8/19/2028 (b)	380,000	356,252
Athene Global Funding 2.5% 3/24/2028 (b)	340,000	325,104
Blackstone Holdings Finance Co LLC 3.5% 9/10/2049 (b)	348,000	244,530
HPS Corporate Lending Fund 5.45% 1/14/2028	465,000	469,096
HPS Corporate Lending Fund 6.75% 1/30/2029	761,000	793,928
Morgan Stanley 1.794% 2/13/2032 (d)	434,000	376,441
Morgan Stanley 2.239% 7/21/2032 (d)	1,750,000	1,537,481
Morgan Stanley 2.699% 1/22/2031 (d)	286,000	266,546
Morgan Stanley 4.431% 1/23/2030 (d)	410,000	411,802
Morgan Stanley 4.654% 10/18/2030 (d)	1,200,000	1,211,533
Morgan Stanley 5.23% 1/15/2031 (d)	500,000	516,099
Morgan Stanley 5.32% 7/19/2035 (d)	800,000	815,243
MSCI Inc 5.25% 9/1/2035	160,000	158,719
Nuveen LLC 5.55% 1/15/2030 (b)	110,000	115,203
Sammons Financial Group Global Funding 5.05% 1/10/2028 (b)	1,170,000	1,190,070
		10,873,437
Consumer Finance - 1.1%
American Express Co 5.085% 1/30/2031 (d)	168,000	173,151
Capital One Financial Corp 5.247% 7/26/2030 (d)	321,000	330,113
Capital One Financial Corp 5.468% 2/1/2029 (d)	404,000	414,708
Capital One Financial Corp 6.312% 6/8/2029 (d)	390,000	409,333
Capital One Financial Corp 7.624% 10/30/2031 (d)	170,000	192,877
Ford Motor Credit Co LLC 3.375% 11/13/2025	615,000	612,976
Ford Motor Credit Co LLC 4.95% 5/28/2027	400,000	399,035
Ford Motor Credit Co LLC 6.798% 11/7/2028	440,000	457,940
		2,990,133
Financial Services - 2.2%
Aircastle Ltd / Aircastle Ireland DAC 5.25% 3/15/2030 (b)	459,000	468,368
Aviation Capital Group LLC 6.75% 10/25/2028 (b)	450,000	479,503
Corebridge Financial Inc 3.65% 4/5/2027	95,000	94,126
Corebridge Financial Inc 4.35% 4/5/2042	25,000	21,035
Equitable Holdings Inc 4.35% 4/20/2028	987,000	990,789
Equitable Holdings Inc 5% 4/20/2048	296,000	264,746
Essent Group Ltd 6.25% 7/1/2029	500,000	524,440
Fiserv Inc 4.55% 2/15/2031	900,000	899,839
Jackson Financial Inc 3.125% 11/23/2031	420,000	379,563
Jackson Financial Inc 4% 11/23/2051	365,000	252,092
Jackson Financial Inc 5.17% 6/8/2027	84,000	85,082
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032	435,000	385,228
Rexford Industrial Realty LP 2.15% 9/1/2031	289,000	250,659
Sixth Street Lending Partners 6.125% 7/15/2030 (b)	160,000	164,972
Sixth Street Lending Partners 6.5% 3/11/2029	688,000	714,162
Voya Financial Inc 4.7% 1/23/2048 (d)	423,000	410,487
		6,385,091
Insurance - 3.6%
200 Park Funding Trust 5.74% 2/15/2055 (b)	600,000	587,779
AmFam Holdings Inc 2.805% 3/11/2031 (b)	1,270,000	1,099,613
Arthur J Gallagher & Co 5% 2/15/2032	72,000	73,292
Arthur J Gallagher & Co 5.15% 2/15/2035	500,000	501,408
Arthur J Gallagher & Co 5.55% 2/15/2055	362,000	341,081
Assurant Inc 2.65% 1/15/2032	420,000	366,169
Assurant Inc 5.55% 2/15/2036	281,000	280,816
Brown & Brown Inc 4.9% 6/23/2030	268,000	271,335
Brown & Brown Inc 5.25% 6/23/2032	311,000	317,896
Brown & Brown Inc 5.55% 6/23/2035	347,000	353,692
Brown & Brown Inc 6.25% 6/23/2055	352,000	359,878
Five Corners Funding Trust II 2.85% 5/15/2030 (b)	510,000	476,833
Fortitude Group Holdings LLC 6.25% 4/1/2030 (b)	395,000	410,420
Marsh & McLennan Cos Inc 6.25% 11/1/2052	330,000	350,616
Pacific LifeCorp 5.125% 1/30/2043 (b)	309,000	287,402
Peachtree Corners Funding Trust II 6.012% 5/15/2035 (b)	1,500,000	1,560,828
Pine Street Trust III 6.223% 5/15/2054 (b)	800,000	794,574
Reinsurance Group of America Inc 3.9% 5/15/2029	570,000	562,537
Reinsurance Group of America Inc 5.75% 9/15/2034	600,000	618,589
Selective Insurance Group Inc 5.9% 4/15/2035	386,000	398,264
Symetra Life Insurance Co 6.55% 10/1/2055 (b)	208,000	211,424
		10,224,446
TOTAL FINANCIALS		63,331,736

Health Care - 4.9%
Biotechnology - 0.8%
AbbVie Inc 4.55% 3/15/2035	231,000	226,165
Amgen Inc 5.25% 3/2/2033	88,000	90,342
Amgen Inc 5.65% 3/2/2053	341,000	329,799
Amgen Inc 5.75% 3/2/2063	75,000	72,082
Gilead Sciences Inc 5.5% 11/15/2054	600,000	583,502
Gilead Sciences Inc 5.6% 11/15/2064	1,020,000	992,761
		2,294,651
Health Care Providers & Services - 3.4%
Centene Corp 2.625% 8/1/2031	1,020,000	864,426
Centene Corp 3% 10/15/2030	294,000	259,804
Centene Corp 4.25% 12/15/2027	160,000	156,249
Centene Corp 4.625% 12/15/2029	990,000	953,487
Cigna Group/The 4.8% 8/15/2038	1,276,000	1,197,783
Cigna Group/The 4.9% 12/15/2048	400,000	347,546
CVS Health Corp 4.78% 3/25/2038	926,000	852,138
CVS Health Corp 4.875% 7/20/2035	134,000	128,493
CVS Health Corp 5% 1/30/2029	65,000	66,243
CVS Health Corp 5.25% 1/30/2031	26,000	26,736
CVS Health Corp 5.3% 6/1/2033	330,000	334,416
CVS Health Corp 5.875% 6/1/2053	690,000	653,688
CVS Health Corp 6% 6/1/2063	140,000	132,740
CVS Health Corp 6.05% 6/1/2054	1,120,000	1,087,854
HCA Inc 3.375% 3/15/2029	30,000	29,038
Icon Investments Six DAC 5.849% 5/8/2029	340,000	355,573
Icon Investments Six DAC 6% 5/8/2034	397,000	412,682
Sabra Health Care LP 3.2% 12/1/2031	615,000	555,693
UnitedHealth Group Inc 4.65% 1/15/2031	700,000	709,444
UnitedHealth Group Inc 5.3% 6/15/2035	273,000	279,068
UnitedHealth Group Inc 5.95% 6/15/2055	333,000	332,698
		9,735,799
Pharmaceuticals - 0.7%
Bristol-Myers Squibb Co 5.2% 2/22/2034	400,000	410,682
Bristol-Myers Squibb Co 5.55% 2/22/2054	275,000	265,183
Bristol-Myers Squibb Co 5.65% 2/22/2064	850,000	814,133
Elanco Animal Health Inc 6.65% 8/28/2028 (d)	372,000	387,293
		1,877,291
TOTAL HEALTH CARE		13,907,741

Industrials - 4.6%
Aerospace & Defense - 2.4%
Boeing Co 3.625% 2/1/2031	1,535,000	1,465,665
Boeing Co 5.04% 5/1/2027	558,000	563,199
Boeing Co 5.15% 5/1/2030	1,008,000	1,033,936
Boeing Co 5.805% 5/1/2050	200,000	192,327
Boeing Co 6.298% 5/1/2029	61,000	64,777
Boeing Co 6.388% 5/1/2031	1,766,000	1,918,000
Boeing Co 6.528% 5/1/2034	49,000	53,662
Boeing Co 6.858% 5/1/2054	244,000	267,569
Boeing Co 7.008% 5/1/2064	240,000	265,916
Hexcel Corp 5.875% 2/26/2035	150,000	152,952
RTX Corp 6.1% 3/15/2034	350,000	379,958
RTX Corp 6.4% 3/15/2054	350,000	378,651
		6,736,612
Building Products - 0.0%
Carrier Global Corp 5.9% 3/15/2034	18,000	19,188
Carrier Global Corp 6.2% 3/15/2054	11,000	11,696
		30,884
Ground Transportation - 0.1%
CSX Corp 4.75% 11/15/2048	282,000	248,239
Machinery - 1.0%
AGCO Corp 5.8% 3/21/2034	469,000	482,819
Ingersoll Rand Inc 5.314% 6/15/2031	500,000	521,953
Ingersoll Rand Inc 5.45% 6/15/2034	1,340,000	1,386,288
Ingersoll Rand Inc 5.7% 8/14/2033	514,000	541,704
		2,932,764
Passenger Airlines - 0.2%
American Airlines 2017-2 Class B equipment trust certificate 3.7% 4/15/2027	229,129	228,506
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/2029	111,583	108,481
American Airlines Inc equipment trust certificate 3.75% 4/15/2027	82,595	82,371
United Airlines 2018-1 Class B Pass Through Trust equipment trust certificate 4.6% 9/1/2027	53,241	52,796
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/2029	94,020	91,886
		564,040
Professional Services - 0.7%
Booz Allen Hamilton Inc 5.95% 8/4/2033	298,000	311,169
Paychex Inc 5.1% 4/15/2030	113,000	116,305
Paychex Inc 5.35% 4/15/2032	842,000	871,001
Paychex Inc 5.6% 4/15/2035	474,000	490,599
Verisk Analytics Inc 4.5% 8/15/2030	68,000	68,274
Verisk Analytics Inc 5.125% 2/15/2036	151,000	150,007
		2,007,355
Trading Companies & Distributors - 0.2%
Ferguson Enterprises Inc 5% 10/3/2034	488,000	483,122
TOTAL INDUSTRIALS		13,003,016

Information Technology - 6.1%
Electronic Equipment, Instruments & Components - 0.6%
Dell International LLC / EMC Corp 3.45% 12/15/2051	306,000	209,005
Vontier Corp 2.95% 4/1/2031	1,662,000	1,509,918
		1,718,923
IT Services - 0.7%
CDW LLC / CDW Finance Corp 2.67% 12/1/2026	544,000	532,203
CDW LLC / CDW Finance Corp 5.1% 3/1/2030	217,000	220,628
CDW LLC / CDW Finance Corp 5.55% 8/22/2034	1,150,000	1,164,077
		1,916,908
Semiconductors & Semiconductor Equipment - 3.4%
Broadcom Inc 2.45% 2/15/2031 (b)	175,000	158,222
Broadcom Inc 2.6% 2/15/2033 (b)	1,302,000	1,125,308
Broadcom Inc 3.5% 2/15/2041 (b)	363,000	287,729
Broadcom Inc 4.6% 7/15/2030	400,000	403,848
Broadcom Inc 4.9% 7/15/2032	400,000	404,908
Broadcom Inc 5.15% 11/15/2031	2,330,000	2,409,237
Marvell Technology Inc 2.95% 4/15/2031	1,950,000	1,791,212
Marvell Technology Inc 4.75% 7/15/2030	67,000	67,611
Marvell Technology Inc 5.45% 7/15/2035	109,000	110,853
Micron Technology Inc 2.703% 4/15/2032	605,000	532,544
Micron Technology Inc 5.3% 1/15/2031	766,000	790,459
Micron Technology Inc 5.65% 11/1/2032	500,000	522,814
Micron Technology Inc 5.8% 1/15/2035	600,000	620,228
Micron Technology Inc 6.05% 11/1/2035	500,000	525,334
		9,750,307
Software - 1.4%
AppLovin Corp 5.125% 12/1/2029	250,000	255,680
AppLovin Corp 5.375% 12/1/2031	700,000	721,268
Oracle Corp 2.875% 3/25/2031	140,000	128,359
Oracle Corp 3.95% 3/25/2051	300,000	216,459
Oracle Corp 4.3% 7/8/2034	227,000	215,626
Oracle Corp 6% 8/3/2055	250,000	244,220
Roper Technologies Inc 2.95% 9/15/2029	389,000	371,121
Roper Technologies Inc 4.45% 9/15/2030	126,000	126,260
Roper Technologies Inc 4.75% 2/15/2032	560,000	563,934
Roper Technologies Inc 5.1% 9/15/2035	1,104,000	1,101,316
		3,944,243
TOTAL INFORMATION TECHNOLOGY		17,330,381

Materials - 0.8%
Chemicals - 0.8%
Celanese US Holdings LLC 6.665% 7/15/2027 (d)	1,115,000	1,147,322
Dow Chemical Co/The 5.15% 2/15/2034	750,000	745,426
International Flavors & Fragrances Inc 1.832% 10/15/2027 (b)	321,000	304,388
		2,197,136
Real Estate - 5.7%
Diversified REITs - 1.2%
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	794,000	796,500
Piedmont Operating Partnership LP 2.75% 4/1/2032	53,000	44,802
Piedmont Operating Partnership LP 6.875% 7/15/2029	100,000	105,810
Store Capital LLC 2.7% 12/1/2031	330,000	287,232
Store Capital LLC 2.75% 11/18/2030	67,000	60,465
VICI Properties LP 4.75% 2/15/2028	348,000	350,733
VICI Properties LP 4.95% 2/15/2030	1,380,000	1,395,468
VICI Properties LP 5.125% 11/15/2031	200,000	202,475
VICI Properties LP 5.125% 5/15/2032	157,000	157,548
Vornado Realty LP 2.15% 6/1/2026	73,000	71,411
		3,472,444
Health Care REITs - 0.8%
Healthpeak OP LLC 4.75% 1/15/2033	784,000	778,654
Omega Healthcare Investors Inc 3.25% 4/15/2033	394,000	342,869
Ventas Realty LP 3% 1/15/2030	1,247,000	1,179,189
		2,300,712
Office REITs - 0.8%
COPT Defense Properties LP 2% 1/15/2029	278,000	256,707
COPT Defense Properties LP 2.75% 4/15/2031	760,000	685,041
COPT Defense Properties LP 2.9% 12/1/2033	614,000	516,446
Hudson Pacific Properties LP 3.95% 11/1/2027	317,000	303,047
Hudson Pacific Properties LP 5.95% 2/15/2028	355,000	347,280
Kilroy Realty LP 5.875% 10/15/2035	263,000	261,759
		2,370,280
Real Estate Management & Development - 0.4%
Extra Space Storage LP 4.95% 1/15/2033	366,000	367,184
Tanger Properties LP 2.75% 9/1/2031	373,000	332,459
Tanger Properties LP 3.125% 9/1/2026	410,000	403,693
		1,103,336
Residential REITs - 1.1%
American Homes 4 Rent LP 5.5% 7/15/2034	217,000	222,106
Invitation Homes Operating Partnership LP 2% 8/15/2031	395,000	339,239
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	103,000	98,525
Invitation Homes Operating Partnership LP 4.875% 2/1/2035	444,000	433,731
Invitation Homes Operating Partnership LP 4.95% 1/15/2033	353,000	352,220
Sun Communities Operating LP 2.3% 11/1/2028	1,120,000	1,059,821
Sun Communities Operating LP 2.7% 7/15/2031	445,000	402,750
Sun Communities Operating LP 4.2% 4/15/2032	280,000	269,008
		3,177,400
Retail REITs - 1.2%
Agree LP 4.8% 10/1/2032	1,391,000	1,385,650
Agree LP 5.6% 6/15/2035	166,000	170,772
Agree LP 5.625% 6/15/2034	500,000	514,283
Brixmor Operating Partnership LP 4.05% 7/1/2030	509,000	498,791
Brixmor Operating Partnership LP 4.125% 5/15/2029	365,000	361,750
Kite Realty Group LP 5.5% 3/1/2034	33,000	33,753
Kite Realty Group Trust 4.75% 9/15/2030	257,000	257,836
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035	100,000	97,618
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	35,000	36,144
Realty Income Corp 2.2% 6/15/2028	27,000	25,716
		3,382,313
Specialized REITs - 0.2%
American Tower Corp 5.55% 7/15/2033	270,000	280,349
Crown Castle Inc 2.25% 1/15/2031	233,000	206,344
		486,693
TOTAL REAL ESTATE		16,293,178

Utilities - 9.6%
Electric Utilities - 7.3%
Alabama Power Co 5.1% 4/2/2035	215,000	217,670
Appalachian Power Co 4.5% 8/1/2032	360,000	355,315
Cleco Corporate Holdings LLC 3.743% 5/1/2026	2,301,000	2,284,957
Cleco Corporate Holdings LLC 4.973% 5/1/2046	1,226,000	1,049,670
Cleveland Electric Illuminating Co/The 3.5% 4/1/2028 (b)	224,000	219,551
Consolidated Edison Co of New York Inc 5.125% 3/15/2035	600,000	613,848
Consolidated Edison Co of New York Inc 5.5% 3/15/2055	600,000	576,215
Duke Energy Corp 4.5% 8/15/2032	1,860,000	1,835,199
Duke Energy Corp 5% 8/15/2052	860,000	750,110
Duke Energy Indiana LLC 4.9% 7/15/2043	88,000	79,734
Duquesne Light Holdings Inc 2.532% 10/1/2030 (b)	86,000	76,788
Duquesne Light Holdings Inc 2.775% 1/7/2032 (b)	447,000	393,126
Duquesne Light Holdings Inc 3.616% 8/1/2027 (b)	250,000	245,148
Exelon Corp 3.35% 3/15/2032	2,548,000	2,365,586
Exelon Corp 4.05% 4/15/2030	240,000	237,393
Exelon Corp 4.1% 3/15/2052	213,000	161,698
FirstEnergy Corp 2.25% 9/1/2030	639,000	573,823
FirstEnergy Corp 2.65% 3/1/2030	500,000	463,787
FirstEnergy Transmission LLC 2.866% 9/15/2028 (b)	2,120,000	2,037,675
FirstEnergy Transmission LLC 4.75% 1/15/2033 (b)	522,000	520,515
Georgia Power Co 5.25% 3/15/2034	550,000	563,745
IPALCO Enterprises Inc 5.75% 4/1/2034	235,000	236,992
ITC Holdings Corp 5.65% 5/9/2034 (b)	800,000	828,203
Ohio Edison Co 4.95% 12/15/2029 (b)	267,000	272,887
Pacific Gas and Electric Co 5.9% 10/1/2054	802,000	749,928
Pinnacle West Capital Corp 4.9% 5/15/2028	113,000	114,688
Pinnacle West Capital Corp 5.15% 5/15/2030	641,000	659,430
PPL Capital Funding Inc 5.25% 9/1/2034	476,000	483,503
Southern Co/The 4.85% 6/15/2028	1,250,000	1,275,021
Southern Co/The 5.7% 3/15/2034	126,000	131,943
Virginia Electric and Power Co 5.55% 8/15/2054	158,000	152,188
		20,526,336
Gas Utilities - 0.4%
Southern Co Gas Capital Corp 3.15% 9/30/2051	416,000	262,810
Southern Co Gas Capital Corp 4.4% 5/30/2047	204,000	166,048
Southern Co Gas Capital Corp 5.75% 9/15/2033	700,000	736,312
		1,165,170
Independent Power and Renewable Electricity Producers - 0.5%
AES Corp/The 2.45% 1/15/2031	1,460,000	1,308,114
AES Corp/The 3.95% 7/15/2030 (b)	232,000	223,897
		1,532,011
Multi-Utilities - 1.4%
NiSource Inc 3.6% 5/1/2030	1,540,000	1,492,324
NiSource Inc 3.95% 3/30/2048	426,000	328,199
NiSource Inc 4.8% 2/15/2044	268,000	237,584
Puget Energy Inc 4.1% 6/15/2030	534,000	520,594
Puget Energy Inc 4.224% 3/15/2032	570,000	540,564
Puget Energy Inc 5.725% 3/15/2035	640,000	650,979
Sempra 3.8% 2/1/2038	282,000	237,583
		4,007,827
TOTAL UTILITIES		27,231,344

TOTAL UNITED STATES		198,239,780
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $253,424,157)		250,476,705

Preferred Securities - 0.4%
	Principal Amount (a)	Value ($)
CANADA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Enbridge Inc 5.75% 7/15/2080 (d)	255,000	256,593
SWITZERLAND - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
UBS Group AG 4.375% (b)(d)(f)	265,000	238,259
UBS Group AG 4.875% (b)(d)(f)	570,000	562,183

TOTAL SWITZERLAND		800,442
TOTAL PREFERRED SECURITIES (Cost $1,100,949)		1,057,035

U.S. Treasury Obligations - 8.5%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.125% 8/15/2053	5.08	300,000	262,746
US Treasury Bonds 4.75% 5/15/2055	4.76 to 5.00	10,390,000	10,107,522
US Treasury Bonds 4.75% 8/15/2055	4.91 to 4.95	12,270,000	11,940,244
US Treasury Notes 4.25% 8/15/2035	4.21 to 4.22	1,990,000	1,994,042
TOTAL U.S. TREASURY OBLIGATIONS (Cost $24,411,487)			24,304,554

Money Market Funds - 1.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $4,984,227)	4.36	4,983,291	4,984,288

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $286,043,336)	282,928,088
NET OTHER ASSETS (LIABILITIES) - 0.6%	1,694,911
NET ASSETS - 100.0%	284,622,999

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $50,407,815 or 17.7% of net assets.

(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Security is perpetual in nature with no stated maturity date.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,386,657	60,864,804	60,267,174	165,218	-	1	4,984,288	4,983,291	0.0%
Total	4,386,657	60,864,804	60,267,174	165,218	-	1	4,984,288

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	1,487,119	-	1,487,119	-

Bank Notes
Financials	364,433	-	364,433	-

Commercial Mortgage Securities	253,954	-	253,954	-

Non-Convertible Corporate Bonds
Communication Services	13,672,661	-	13,672,661	-
Consumer Discretionary	6,774,920	-	6,774,920	-
Consumer Staples	9,835,886	-	9,835,886	-
Energy	27,584,712	-	27,584,712	-
Financials	90,620,554	-	90,620,554	-
Health Care	17,254,988	-	17,254,988	-
Industrials	16,433,275	-	16,433,275	-
Information Technology	17,653,793	-	17,653,793	-
Materials	4,275,480	-	4,275,480	-
Real Estate	16,293,178	-	16,293,178	-
Utilities	30,077,258	-	30,077,258	-

Preferred Securities
Energy	256,593	-	256,593	-
Financials	800,442	-	800,442	-

U.S. Treasury Obligations	24,304,554	-	24,304,554	-

Money Market Funds	4,984,288	4,984,288	-	-
Total Investments in Securities:	282,928,088	4,984,288	277,943,800	-
Fidelity® Corporate Bond ETF
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $281,059,109)	$277,943,800
Fidelity Central Funds (cost $4,984,227)	4,984,288

Total Investment in Securities (cost $286,043,336)		$282,928,088
Cash		33,546
Interest receivable		3,312,493
Distributions receivable from Fidelity Central Funds		21,985
Other receivables		3,104
Total assets		286,299,216
Liabilities
Payable for investments purchased	$584,059
Distributions payable	1,008,000
Accrued management fee	84,158
Total liabilities		1,676,217
Net Assets		$284,622,999
Net Assets consist of:
Paid in capital		$304,540,610
Total accumulated earnings (loss)		(19,917,611)
Net Assets		$284,622,999
Net Asset Value, offering price and redemption price per share ($284,622,999 ÷ 6,000,000 shares)		$47.44
Statement of Operations
Year ended August 31, 2025
Investment Income
Dividends		$55,769
Interest		11,817,514
Income from Fidelity Central Funds		165,218
Total income		12,038,501
Expenses
Management fee	$883,868
Total expenses before reductions	883,868
Expense reductions	(734)
Total expenses after reductions		883,134
Net Investment income (loss)		11,155,367
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(3,535,105)
Redemptions in-kind	(369,683)
Total net realized gain (loss)		(3,904,788)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	3,463,644
Fidelity Central Funds	1
Total change in net unrealized appreciation (depreciation)		3,463,645
Net gain (loss)		(441,143)
Net increase (decrease) in net assets resulting from operations		$10,714,224
Statement of Changes in Net Assets

	Year ended August 31, 2025	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,155,367	$8,675,767
Net realized gain (loss)	(3,904,788)	(4,709,224)
Change in net unrealized appreciation (depreciation)	3,463,645	16,071,905
Net increase (decrease) in net assets resulting from operations	10,714,224	20,038,448
Distributions to shareholders	(11,059,950)	(8,633,650)

Share transactions
Proceeds from sales of shares	68,367,211	52,183,444
Cost of shares redeemed	(9,326,177)	(9,007,516)

Net increase (decrease) in net assets resulting from share transactions	59,041,034	43,175,928
Total increase (decrease) in net assets	58,695,308	54,580,726

Net Assets
Beginning of period	225,927,691	171,346,965
End of period	$284,622,999	$225,927,691

Other Information
Shares
Sold	1,450,000	1,150,000
Redeemed	(200,000)	(200,000)
Net increase (decrease)	1,250,000	950,000

Financial Highlights
Fidelity® Corporate Bond ETF

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$47.56	$45.09	$46.23	$56.09	$55.93
Income from Investment Operations
Net investment income (loss) A,B	2.130	1.952	1.663	1.339	1.321
Net realized and unrealized gain (loss)	(.147)	2.442	(1.142)	(9.824)	.387
Total from investment operations	1.983	4.394	.521	(8.485)	1.708
Distributions from net investment income	(2.103)	(1.924)	(1.661)	(1.375)	(1.308)
Distributions from net realized gain	-	-	-	-	(.244)
Total distributions	(2.103)	(1.924)	(1.661)	(1.375)	(1.552)
Net asset value, end of period	$47.44	$47.56	$45.09	$46.23	$56.09
Total Return C,D	4.30%	10.00%	1.19%	(15.30)%	3.11%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.36%	.36%	.36%	.36%	.36%
Expenses net of all reductions, if any	.36%	.36%	.36%	.36%	.36%
Net investment income (loss)	4.54%	4.27%	3.68%	2.60%	2.38%
Supplemental Data
Net assets, end of period (000 omitted)	$284,623	$225,928	$171,347	$159,490	$294,461
Portfolio turnover rate G,H	43%	29%	28%	32%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DBased on net asset value.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Investment Grade Bond ETF
Schedule of Investments August 31, 2025
Showing Percentage of Net Assets
Asset-Backed Securities - 9.0%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 1.0%
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.682% 7/20/2037 (b)(c)(d)	250,000	250,912
Aimco Clo 19 Ltd / Aimco Clo 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6755% 10/20/2037 (b)(c)(d)	250,000	250,872
Aimco Clo 22 Ltd / Aimco Clo 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 5.8255% 4/19/2037 (b)(c)(d)	250,000	250,819
Bain Cap Cr Clo Ltd / Bain Cap Cr Clo LLC Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.5543% 7/18/2038 (b)(c)(d)	250,000	250,885
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6755% 10/20/2037 (b)(c)(d)	250,000	250,625
Dryden 108 Clo Ltd / Dryden 108 Clo LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.689% 7/18/2037 (b)(c)(d)	250,000	250,949
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.6476% 1/15/2038 (b)(c)(d)	250,000	250,919
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.6655% 10/20/2037 (b)(c)(d)	250,000	250,701
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.8355% 7/20/2037 (b)(c)(d)	250,000	250,919
TOTAL BAILIWICK OF JERSEY		2,257,601
GRAND CAYMAN (UK OVERSEAS TER) - 4.8%
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.6624% 7/17/2037 (b)(c)(d)	250,000	250,979
AIMCO CLO Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 5.8178% 4/16/2037 (b)(c)(d)	250,000	250,811
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.7655% 7/21/2037 (b)(c)(d)	250,000	250,717
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 5.6215% 7/15/2038 (b)(c)(d)	250,000	251,161
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 5.5576% 4/15/2038 (b)(c)(d)	142,000	142,675
Barings Clo Ltd Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.75%, 6.0755% 1/20/2037 (b)(c)(d)	250,000	250,797
Barings Clo Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.6955% 10/20/2037 (b)(c)(d)	250,000	251,178
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5413% 7/24/2035 (b)(c)(d)	250,000	249,531
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.6355% 1/20/2038 (b)(c)(d)	250,000	250,666
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.7285% 7/25/2037 (b)(c)(d)	250,000	250,808
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 5.5185% 1/25/2038 (b)(c)(d)	120,000	120,095
Cedar Funding Ltd Series 2022-15A Class A, CME Term SOFR 3 month Index + 1.32%, 5.6455% 4/20/2035 (b)(c)(d)	100,000	99,998
CIFC Funding Ltd Series 2025-5A Class A1R2, CME Term SOFR 3 month Index + 1.27%, 0% 10/15/2038 (b)(c)(d)	250,000	250,000
Clover Clo Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 5.2695% 4/18/2035 (b)(c)(d)	250,000	249,988
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.6976% 7/15/2037 (b)(c)(d)	250,000	250,956
Dryden Senior Loan Fund Series 2024-78A Class A1R, CME Term SOFR 3 month Index + 1.53%, 5.8524% 4/17/2037 (b)(c)(d)	250,000	250,748
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.7076% 10/15/2037 (b)(c)(d)	250,000	250,661
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.6976% 10/15/2037 (b)(c)(d)	250,000	250,623
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 5.4434% 4/15/2038 (b)(c)(d)	150,000	149,908
Flatiron Clo 32 Ltd Series 2025-32A Class A1, CME Term SOFR 3 month Index + 1.29%, 5.6063% 10/22/2038 (b)(c)(d)	250,000	251,195
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.6855% 10/19/2037 (b)(c)(d)	250,000	250,698
Lakeside Pk Clo Ltd / Lakeside Pk Clo LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 5.4061% 4/15/2038 (b)(c)(d)	250,000	249,984
Madison Park Funding 2015 Series 2024-19A Class AR3, CME Term SOFR 3 month Index + 1.6%, 5.932% 1/22/2037 (b)(c)(d)	250,000	250,628
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 5.3976% 7/15/2034 (b)(c)(d)	250,000	250,234
Magnetite CLO LTD Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 5.6385% 7/25/2038 (b)(c)(d)	250,000	250,770
Magnetite Clo Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 5.435% 4/15/2038 (b)(c)(d)	100,000	100,029
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 5.6085% 1/25/2038 (b)(c)(d)	250,000	250,601
Magnetite Xxvi Ltd / Magnetite Xxvi LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 5.4685% 1/25/2038 (b)(c)(d)	250,000	250,108
Magnetite Xxviii Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 5.5576% 1/15/2038 (b)(c)(d)	250,000	250,224
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 5.2849% 4/15/2038 (b)(c)(d)	163,000	163,302
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.729% 7/18/2038 (b)(c)(d)	250,000	250,682
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6755% 7/20/2037 (b)(c)(d)	250,000	250,548
OCP Clo Ltd Series 2025-44A Class A, CME Term SOFR 3 month Index + 1.3%, 5.5622% 10/24/2038 (b)(c)(d)	250,000	250,550
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 5.622% 1/22/2038 (b)(c)(d)	250,000	250,814
Oha Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 5.5555% 4/20/2038 (b)(c)(d)	250,000	250,375
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.6555% 10/20/2037 (b)(c)(d)	250,000	250,599
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.8255% 4/20/2037 (b)(c)(d)	250,000	250,711
Oha Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 5.3435% 2/20/2038 (b)(c)(d)	500,000	499,850
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 5.649% 1/18/2038 (b)(c)(d)	250,000	250,614
Palmer Square Ln Fdg 2025-2 Ltd / Palmer Square Ln Fdg 2025-2 LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 5.2277% 7/15/2033 (b)(c)(d)	250,000	250,057
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.3176% 1/15/2033 (b)(c)(d)	208,318	208,568
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 5.0114% 2/15/2033 (b)(c)(d)	233,598	232,863
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.6676% 10/15/2039 (b)(c)(d)	250,000	250,875
Sixth Street Clo Xix Ltd Series 2025-19A Class A1R, CME Term SOFR 3 month Index + 1.28%, 5.5639% 7/17/2038 (b)(c)(d)	250,000	250,251
Sixth Street Clo Xviii Ltd Series 2025-18A Class A1R, CME Term SOFR 3 month Index + 1.25%, 0% 10/17/2038 (b)(c)(d)	250,000	250,000
Sixth Street CLO XX Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.5829% 7/17/2038 (b)(c)(d)	250,000	250,846
Thunderbolt Aircraft Lease Series 2018-A Class A, 5.96% 9/15/2038 (b)(c)	77,400	77,227
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		11,065,503
IRELAND - 0.1%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (b)	187,085	189,905
MULTI-NATIONAL - 0.2%
Aimco Clo 21 Ltd / Aimco Clo 21 LLC Series 2024-21A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.829% 4/18/2037 (b)(c)(d)	250,000	250,706
Ocp Clo 2018-15 Ltd Series 2025-15A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5755% 1/20/2038 (b)(c)(d)	250,000	250,386
TOTAL MULTI-NATIONAL		501,092
UNITED STATES - 2.9%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (b)	233,973	242,477
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (b)	233,973	242,477
Aaset 2025-1 Ltd / Aaset 2025-1 LLC Series 2025-1A Class A, 5.943% 2/16/2050 (b)	240,766	246,749
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (b)	111,909	107,055
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (b)	241,846	247,899
American Tower Trust #1 Series 2023, 5.49% 3/15/2053 (b)	220,000	224,003
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (b)	326,465	307,703
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (b)	46,250	45,578
DB Master Finance LLC Series 2019-1A Class A23, 4.352% 5/20/2049 (b)	47,000	46,505
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/2051 (b)	48,125	42,554
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (b)	370,563	359,045
DB Master Finance LLC Series 2021-1A Class A2II, 2.493% 11/20/2051 (b)	208,863	195,328
Domino's Pizza Master Issuer LLC Series 2017-1A Class A23, 4.118% 7/25/2047 (b)	188,000	186,429
Domino's Pizza Master Issuer LLC Series 2018-1A Class A2II, 4.328% 7/25/2048 (b)	94,750	94,352
Domino's Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/2049 (b)	48,000	46,152
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2I, 2.662% 4/25/2051 (b)	141,985	134,126
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2II, 3.151% 4/25/2051 (b)	48,625	44,461
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.8276% 7/15/2037 (b)(c)(d)	250,000	250,767
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (b)	244,877	250,254
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (b)	100,000	101,351
GMF Floorplan Owner Revolving Trust Series 2024-4A Class B, 4.98% 11/15/2029 (b)	120,000	121,403
Green Lakes Park Clo LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 5.4985% 1/25/2038 (b)(c)(d)	250,000	249,875
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (b)	108,678	105,551
Jersey Mike's Funding Series 2019-1A Class A2, 4.433% 2/15/2050 (b)	453,100	451,038
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (b)	99,500	101,416
Jersey Mike's Funding Series 2025-1A Class A2, 5.61% 8/16/2055 (b)	95,000	96,635
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (b)	567,000	544,946
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (b)	48,375	47,357
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (b)	48,633	50,039
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (b)	123,070	124,991
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (b)	55,580	56,892
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (b)	108,183	107,443
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (b)	707,653	707,171
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (b)	214,380	214,620
Westf 2025-A Series 2025-A Class A, 5.582% 6/15/2050 (b)	248,628	252,395
TOTAL UNITED STATES		6,647,037
TOTAL ASSET-BACKED SECURITIES (Cost $20,496,729)		20,661,138

Commercial Mortgage Securities - 4.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 4.4%
BBCMS Mortgage Trust Series 2023-C21 Class A3, 6.5057% 9/15/2056 (c)	14,000	15,096
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.7053% 3/15/2041 (b)(c)(d)	94,883	95,061
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 6.0047% 6/15/2041 (b)(c)(d)	100,000	100,281
BPR Commercial Mortgage Trust Series 2024-PARK Class A, 5.3919% 11/5/2039 (b)(c)	231,000	235,145
BPR Commercial Mortgage Trust Series 2024-PARK Class B, 5.9909% 11/5/2039 (b)(c)	100,000	102,324
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.7548% 3/15/2041 (b)(c)(d)	464,021	464,600
BX Commercial Mortgage Trust 21-SOAR Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.8541% 4/15/2037 (b)(c)(d)	10,127	10,130
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 6.0044% 5/15/2041 (b)(c)	83,646	83,855
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.1666% 10/15/2036 (b)(c)(d)	100,000	99,938
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 5.3763% 10/15/2036 (b)(c)(d)	100,000	99,688
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 5.5761% 10/15/2036 (b)(c)(d)	100,000	99,626
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.376% 2/15/2039 (b)(c)(d)	102,753	102,753
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 5.6754% 2/15/2039 (b)(c)(d)	95,900	95,840
BX Commercial Mortgage Trust Series 2022-LP2 Class C, CME Term SOFR 1 month Index + 1.5617%, 5.9248% 2/15/2039 (b)(c)(d)	1,400,000	1,398,688
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.1245% 12/9/2040 (b)(c)(d)	71,601	71,735
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6559% 12/15/2039 (b)(c)(d)	118,288	118,620
BX Commercial Mortgage Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.8065% 4/15/2040 (b)(c)(d)	409,316	410,211
Bx Tr 2025-Tail Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.7631% 6/15/2035 (b)(c)(d)	100,000	100,125
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.805% 4/15/2041 (b)(c)(d)	157,238	157,632
BX Trust 2024-CNY Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 6.0546% 4/15/2041 (b)(c)(d)	78,619	78,791
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.5069% 3/15/2030 (b)(c)(d)	380,516	380,041
BX Trust 2025-ROIC Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.7566% 3/15/2030 (b)(c)(d)	55,782	55,542
BX Trust 2025-ROIC Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.9064% 3/15/2030 (b)(c)(d)	184,793	183,927
BX Trust Series 2020-VIV3 Class B, 3.662% 3/9/2044 (b)(c)	500,000	470,748
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.2785% 2/15/2036 (b)(c)(d)	51,000	50,984
BX Trust Series 2021-MFM1 Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1775% 1/15/2034 (b)(c)(d)	6,422	6,420
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.1485% 6/15/2038 (b)(c)(d)(e)	403,299	403,173
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 6.3031% 4/15/2037 (b)(c)(d)	7,000	7,004
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.8051% 2/15/2039 (b)(c)(d)	291,667	292,122
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 6.1546% 2/15/2039 (b)(c)(d)	726,326	728,368
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 6.0543% 3/15/2041 (b)(c)(d)	75,820	75,939
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 6.304% 3/15/2041 (b)(c)(d)	75,820	75,963
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.5131% 2/15/2035 (b)(c)(d)	278,000	278,043
Cent Trust Series 2025-CITY Class A, 5.0909% 7/10/2040 (b)(c)	124,000	125,595
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (b)	94,026	78,563
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (b)(c)	100,000	102,797
Extended Stay America Trust Series 2021-ESH Class B, CME Term SOFR 1 month Index + 1.4945%, 5.8575% 7/15/2038 (b)(c)(d)	85,090	85,063
Extended Stay America Trust Series 2021-ESH Class C, CME Term SOFR 1 month Index + 1.8145%, 6.1775% 7/15/2038 (b)(c)(d)	85,090	85,063
Extended Stay America Trust Series 2021-ESH Class D, CME Term SOFR 1 month Index + 2.3645%, 6.7275% 7/15/2038 (b)(c)(d)	85,090	85,063
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.4285% 10/15/2036 (b)(c)(d)	100,000	99,938
GS Mortgage Securities Trust Series 2021-IP Class C, CME Term SOFR 1 month Index + 1.6645%, 6.0285% 10/15/2036 (b)(c)(d)	100,000	99,500
Hilton USA Trust Series 2016-HHV Class B, 4.3333% 11/5/2038 (b)(c)	128,000	126,877
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 6.2275% 3/15/2038 (b)(c)(d)	70,000	69,388
MHC Commercial Mortgage Trust Series 2021-MHC Class A, CME Term SOFR 1 month Index + 0.9154%, 5.2784% 4/15/2038 (b)(c)(d)	45,409	45,409
MHP Series 2025-MHIL2 Class A, CME Term SOFR 1 month Index + 1.5%, 5.85% 9/15/2040 (b)(c)(d)	141,000	141,000
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4522% 11/15/2040 (b)(c)(d)	6,501	6,505
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 8.2011% 11/15/2040 (b)(c)(d)	80,000	80,050
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.2084% 11/15/2038 (b)(c)(d)	277,657	277,570
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.5574% 11/15/2038 (b)(c)(d)	167,768	167,715
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 6.0558% 11/15/2038 (b)(c)(d)	503,305	503,148
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.606% 12/15/2039 (b)(c)(d)	335,000	335,000
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.9555% 12/15/2039 (b)(c)(d)	100,000	100,000
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 6.355% 12/15/2039 (b)(c)(d)	670,000	671,670
TOTAL UNITED STATES		10,234,327
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $10,208,285)		10,234,327

Non-Convertible Corporate Bonds - 25.0%
	Principal Amount (a)	Value ($)
CANADA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canadian Natural Resources Ltd 5% 12/15/2029 (b)	125,000	127,416
FRANCE - 0.2%
Financials - 0.2%
Banks - 0.2%
BNP Paribas SA 5.786% 1/13/2033 (b)(c)	166,000	172,969
Societe Generale SA 5.5% 4/13/2029 (b)(c)	312,000	318,908

TOTAL FRANCE		491,877
GERMANY - 0.4%
Financials - 0.3%
Capital Markets - 0.3%
Deutsche Bank AG/New York NY 4.1% 1/13/2026	100,000	99,791
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (c)	612,000	621,902
		721,693
Health Care - 0.1%
Pharmaceuticals - 0.1%
Bayer US Finance II LLC 4.375% 12/15/2028 (b)	126,000	125,516
TOTAL GERMANY		847,209
IRELAND - 0.8%
Financials - 0.5%
Consumer Finance - 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	900,000	865,913
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027	150,000	153,280
		1,019,193
Industrials - 0.3%
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (b)	400,000	403,990
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (b)	15,000	15,253
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (b)	79,000	81,060
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (b)	255,000	266,704
		767,007
TOTAL IRELAND		1,786,200
JAPAN - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
NTT Finance Corp 4.567% 7/16/2027 (b)	200,000	201,268
NTT Finance Corp 4.62% 7/16/2028 (b)	200,000	202,134

TOTAL JAPAN		403,402
MEXICO - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Petroleos Mexicanos 5.95% 1/28/2031	946,000	886,402
Petroleos Mexicanos 7.69% 1/23/2050	881,000	751,308

TOTAL MEXICO		1,637,710
NETHERLANDS - 0.3%
Financials - 0.2%
Banks - 0.2%
ABN AMRO Bank NV 4.988% 12/3/2028 (b)(c)	500,000	506,792
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032	68,000	67,963
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035	194,000	192,759
		260,722
TOTAL NETHERLANDS		767,514
SWITZERLAND - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
UBS Group AG 5.428% 2/8/2030 (b)(c)	112,000	115,682
UBS Group AG 6.246% 9/22/2029 (b)(c)	845,000	892,014

TOTAL SWITZERLAND		1,007,696
UNITED KINGDOM - 0.8%
Financials - 0.8%
Banks - 0.8%
Barclays PLC 5.69% 3/12/2030 (c)	112,000	116,539
Barclays PLC 6.49% 9/13/2029 (c)	845,000	895,695
NatWest Group PLC 3.073% 5/22/2028 (c)	799,000	783,765

TOTAL UNITED KINGDOM		1,795,999
UNITED STATES - 21.1%
Communication Services - 2.1%
Diversified Telecommunication Services - 0.7%
AT&T Inc 2.55% 12/1/2033	756,000	636,326
AT&T Inc 4.3% 2/15/2030	310,000	310,476
Verizon Communications Inc 2.355% 3/15/2032	671,000	582,511
Verizon Communications Inc 4.78% 2/15/2035	80,000	78,005
		1,607,318
Entertainment - 0.0%
Walt Disney Co/The 2.65% 1/13/2031	186,000	172,926
Media - 1.1%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032	1,474,000	1,248,855
Charter Communications Operating LLC / Charter Communications Operating Capital 2.8% 4/1/2031	465,000	418,412
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	20,000	20,312
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	112,000	95,175
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	36,000	37,841
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	24,000	25,459
Charter Communications Operating LLC / Charter Communications Operating Capital 6.7% 12/1/2055 (f)	600,000	592,758
Time Warner Cable LLC 5.5% 9/1/2041	60,000	54,213
		2,493,025
Wireless Telecommunication Services - 0.3%
T-Mobile USA Inc 3.875% 4/15/2030	126,000	123,416
T-Mobile USA Inc 4.2% 10/1/2029	400,000	399,827
T-Mobile USA Inc 4.5% 4/15/2050	126,000	102,977
		626,220
TOTAL COMMUNICATION SERVICES		4,899,489

Consumer Discretionary - 0.9%
Automobiles - 0.2%
General Motors Financial Co Inc 5.85% 4/6/2030	5,000	5,226
Stellantis Finance US Inc 5.35% 3/17/2028 (b)	500,000	505,105
		510,331
Distributors - 0.1%
Genuine Parts Co 4.95% 8/15/2029	300,000	306,243
Leisure Products - 0.1%
Brunswick Corp/DE 5.85% 3/18/2029	170,000	176,159
Specialty Retail - 0.5%
AutoZone Inc 5.165% 6/15/2030	97,000	100,115
AutoZone Inc 6.25% 11/1/2028	410,000	435,441
Lowe's Cos Inc 3.35% 4/1/2027	2,000	1,977
Lowe's Cos Inc 3.75% 4/1/2032	662,000	628,606
Lowe's Cos Inc 4.25% 4/1/2052	10,000	7,748
Lowe's Cos Inc 4.45% 4/1/2062	10,000	7,674
		1,181,561
Textiles, Apparel & Luxury Goods - 0.0%
Tapestry Inc 3.05% 3/15/2032	18,000	16,119
TOTAL CONSUMER DISCRETIONARY		2,190,413

Consumer Staples - 0.6%
Consumer Staples Distribution & Retail - 0.4%
Kroger Co/The 5.5% 9/15/2054	300,000	280,904
Mars Inc 4.8% 3/1/2030 (b)	135,000	137,580
Mars Inc 5% 3/1/2032 (b)	101,000	103,087
Mars Inc 5.2% 3/1/2035 (b)	84,000	84,779
Mars Inc 5.65% 5/1/2045 (b)	82,000	80,836
Mars Inc 5.7% 5/1/2055 (b)	163,000	158,949
		846,135
Food Products - 0.2%
Conagra Brands Inc 5% 8/1/2030	430,000	433,621
TOTAL CONSUMER STAPLES		1,279,756

Energy - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
Columbia Pipelines Operating Co LLC 5.439% 2/15/2035 (b)	500,000	502,323
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (b)	3,000	3,190
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (b)	80,000	84,686
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (b)	3,000	3,118
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (b)	5,000	5,173
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (b)	3,000	3,168
Energy Transfer LP 4.95% 6/15/2028	148,000	150,304
Energy Transfer LP 5.25% 7/1/2029	23,000	23,721
Energy Transfer LP 5.6% 9/1/2034	192,000	195,132
Energy Transfer LP 5.75% 2/15/2033	573,000	595,630
Hess Corp 4.3% 4/1/2027	155,000	155,360
MPLX LP 4.8% 2/15/2029	148,000	149,907
Occidental Petroleum Corp 5.2% 8/1/2029	73,000	73,940
Occidental Petroleum Corp 5.375% 1/1/2032	93,000	93,546
Occidental Petroleum Corp 7.5% 5/1/2031	571,000	637,503
ONEOK Inc 4.25% 9/24/2027	32,000	32,029
ONEOK Inc 4.4% 10/15/2029	33,000	32,953
ONEOK Inc 4.75% 10/15/2031	65,000	64,999
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	516,000	497,137
Targa Resources Corp 4.9% 9/15/2030	75,000	76,147
Targa Resources Corp 5.65% 2/15/2036	179,000	180,792
Western Gas Partners LP 4.05% 2/1/2030 (g)	778,000	756,457
Williams Cos Inc/The 4.65% 8/15/2032	164,000	161,917
Williams Cos Inc/The 4.8% 11/15/2029	148,000	150,625
Williams Cos Inc/The 5.3% 8/15/2052	2,000	1,811
		4,631,568
Financials - 8.6%
Banks - 3.9%
Bank of America Corp 2.299% 7/21/2032 (c)	5,000	4,412
Bank of America Corp 2.496% 2/13/2031 (c)	336,000	310,344
Bank of America Corp 4.183% 11/25/2027	254,000	253,831
Bank of America Corp 5.015% 7/22/2033 (c)	372,000	377,889
Bank of America Corp 5.819% 9/15/2029 (c)	1,333,000	1,393,393
Citigroup Inc 2.976% 11/5/2030 (c)	266,000	251,370
Citigroup Inc 4.45% 9/29/2027	236,000	236,644
Citigroup Inc 6.27% 11/17/2033 (c)	745,000	807,406
Citizens Financial Group Inc 5.718% 7/23/2032 (c)	135,000	140,997
JPMorgan Chase & Co 4.493% 3/24/2031 (c)	866,000	872,385
JPMorgan Chase & Co 4.912% 7/25/2033 (c)	40,000	40,556
JPMorgan Chase & Co 5.103% 4/22/2031 (c)	146,000	150,627
JPMorgan Chase & Co 5.35% 6/1/2034 (c)	1,376,000	1,420,580
JPMorgan Chase & Co 5.572% 4/22/2036 (c)	174,000	180,896
Wells Fargo & Co 2.879% 10/30/2030 (c)	322,000	304,056
Wells Fargo & Co 4.478% 4/4/2031 (c)	432,000	433,531
Wells Fargo & Co 4.897% 7/25/2033 (c)	40,000	40,236
Wells Fargo & Co 5.15% 4/23/2031 (c)	198,000	203,919
Wells Fargo & Co 5.605% 4/23/2036 (c)	175,000	181,691
Wells Fargo & Co 6.303% 10/23/2029 (c)	1,290,000	1,367,379
		8,972,142
Capital Markets - 2.7%
Ares Capital Corp 3.875% 1/15/2026	132,000	131,612
Ares Strategic Income Fund 5.45% 9/9/2028 (b)	122,000	122,739
Ares Strategic Income Fund 5.6% 2/15/2030	200,000	202,478
Ares Strategic Income Fund 5.7% 3/15/2028	455,000	461,260
Ares Strategic Income Fund 5.8% 9/9/2030 (b)	98,000	99,500
Athene Global Funding 4.721% 10/8/2029 (b)	400,000	401,813
Athene Global Funding 5.339% 1/15/2027 (b)	62,000	62,811
Athene Global Funding 5.583% 1/9/2029 (b)	140,000	144,845
Blackstone Private Credit Fund 5.6% 11/22/2029	56,000	57,017
Blackstone Private Credit Fund 7.05% 9/29/2025	8,000	8,012
Blackstone Private Credit Fund 7.3% 11/27/2028	190,000	203,085
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (c)	4,000	3,543
Goldman Sachs Group Inc/The 3.8% 3/15/2030	842,000	827,400
HPS Corporate Lending Fund 5.45% 1/14/2028	340,000	342,995
LPL Holdings Inc 4.9% 4/3/2028	210,000	212,673
Moody's Corp 5% 8/5/2034	320,000	324,119
Morgan Stanley 4.431% 1/23/2030 (c)	538,000	540,365
Morgan Stanley 4.654% 10/18/2030 (c)	294,000	296,826
Morgan Stanley 5.192% 4/17/2031 (c)	133,000	137,093
Morgan Stanley 5.32% 7/19/2035 (c)	400,000	407,621
Morgan Stanley 5.664% 4/17/2036 (c)	105,000	109,292
Morgan Stanley 6.342% 10/18/2033 (c)	40,000	43,721
MSCI Inc 5.25% 9/1/2035	133,000	131,935
Sammons Financial Group Global Funding 5.05% 1/10/2028 (b)	200,000	203,431
Sammons Financial Group Global Funding 5.1% 12/10/2029 (b)	286,000	293,465
Sixth Street Specialty Lending Inc 5.625% 8/15/2030	500,000	506,141
Sixth Street Specialty Lending Inc 6.125% 3/1/2029	15,000	15,480
		6,291,272
Consumer Finance - 0.9%
Ally Financial Inc 7.1% 11/15/2027	98,000	103,355
Ally Financial Inc 8% 11/1/2031	29,000	33,189
American Express Co 5.085% 1/30/2031 (c)	121,000	124,709
Capital One Financial Corp 2.359% 7/29/2032 (c)	16,000	13,766
Capital One Financial Corp 3.8% 1/31/2028	164,000	162,534
Capital One Financial Corp 5.247% 7/26/2030 (c)	121,000	124,435
Capital One Financial Corp 6.312% 6/8/2029 (c)	430,000	451,317
Capital One Financial Corp 7.624% 10/30/2031 (c)	30,000	34,037
Ford Motor Credit Co LLC 6.8% 5/12/2028	957,000	993,847
		2,041,189
Financial Services - 0.7%
Corebridge Financial Inc 3.9% 4/5/2032	723,000	683,733
Corebridge Financial Inc 4.35% 4/5/2042	2,000	1,683
Corebridge Financial Inc 4.4% 4/5/2052	2,000	1,597
Corebridge Global Funding 4.65% 8/20/2027 (b)	104,000	105,000
Corebridge Global Funding 4.9% 12/3/2029 (b)	300,000	306,012
Corebridge Global Funding 5.2% 1/12/2029 (b)	100,000	102,811
Equitable Holdings Inc 5% 4/20/2048	34,000	30,410
Jackson Financial Inc 3.125% 11/23/2031	100,000	90,372
Jackson Financial Inc 5.17% 6/8/2027	4,000	4,052
Jackson Financial Inc 5.67% 6/8/2032	4,000	4,140
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3.625% 1/15/2032	133,000	122,582
Sixth Street Lending Partners 6.125% 7/15/2030 (b)	108,000	111,356
		1,563,748
Insurance - 0.4%
Assurant Inc 5.55% 2/15/2036	227,000	226,851
Marsh & McLennan Cos Inc 4.65% 3/15/2030	400,000	407,123
Unum Group 4% 6/15/2029	56,000	55,170
Unum Group 6% 6/15/2054	230,000	224,137
Western-Southern Global Funding 4.9% 5/1/2030 (b)	58,000	59,127
		972,408
TOTAL FINANCIALS		19,840,759

Health Care - 1.2%
Biotechnology - 0.0%
Amgen Inc 5.15% 3/2/2028	7,000	7,164
Health Care Providers & Services - 1.2%
Centene Corp 2.45% 7/15/2028	13,000	12,010
Centene Corp 2.5% 3/1/2031	603,000	513,797
Centene Corp 2.625% 8/1/2031	5,000	4,237
Centene Corp 3% 10/15/2030	113,000	99,857
Centene Corp 4.625% 12/15/2029	356,000	342,870
Cigna Group/The 2.375% 3/15/2031	84,000	75,328
Cigna Group/The 4.8% 8/15/2038	256,000	240,308
CVS Health Corp 5.25% 1/30/2031	84,000	86,379
CVS Health Corp 5.3% 6/1/2033	903,000	915,083
HCA Inc 5.45% 4/1/2031	300,000	311,392
Humana Inc 5.375% 4/15/2031	31,000	31,996
Sabra Health Care LP 3.2% 12/1/2031	152,000	137,342
		2,770,599
TOTAL HEALTH CARE		2,777,763

Industrials - 0.7%
Aerospace & Defense - 0.2%
Boeing Co 5.15% 5/1/2030	348,000	356,955
Boeing Co 6.528% 5/1/2034	140,000	153,320
		510,275
Building Products - 0.0%
Carrier Global Corp 5.9% 3/15/2034	4,000	4,264
Carrier Global Corp 6.2% 3/15/2054	2,000	2,126
		6,390
Professional Services - 0.5%
Paychex Inc 5.1% 4/15/2030	92,000	94,691
Paychex Inc 5.35% 4/15/2032	424,000	438,604
Paychex Inc 5.6% 4/15/2035	389,000	402,622
Verisk Analytics Inc 4.5% 8/15/2030	54,000	54,217
Verisk Analytics Inc 5.125% 2/15/2036	120,000	119,211
		1,109,345
TOTAL INDUSTRIALS		1,626,010

Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.1%
Dell International LLC / EMC Corp 6.2% 7/15/2030	110,000	118,261
IT Services - 0.1%
VeriSign Inc 5.25% 6/1/2032	161,000	164,185
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom Inc 2.45% 2/15/2031 (b)	735,000	664,535
Broadcom Inc 2.6% 2/15/2033 (b)	182,000	157,300
Broadcom Inc 5.15% 11/15/2031	225,000	232,652
Marvell Technology Inc 2.95% 4/15/2031	38,000	34,906
Marvell Technology Inc 4.75% 7/15/2030	54,000	54,492
Marvell Technology Inc 5.45% 7/15/2035	89,000	90,513
		1,234,398
Software - 0.0%
Roper Technologies Inc 4.45% 9/15/2030	100,000	100,207
VMware LLC 1.4% 8/15/2026	7,000	6,806
		107,013
TOTAL INFORMATION TECHNOLOGY		1,623,857

Materials - 0.2%
Chemicals - 0.1%
Celanese US Holdings LLC 6.85% 11/15/2028 (c)	98,000	102,134
Celanese US Holdings LLC 7.05% 11/15/2030 (c)	117,000	121,650
Celanese US Holdings LLC 7.2% 11/15/2033 (c)	9,000	9,365
		233,149
Construction Materials - 0.1%
Amrize Finance US LLC 4.6% 4/7/2027 (b)	178,000	178,907
Amrize Finance US LLC 4.7% 4/7/2028 (b)	128,000	129,585
		308,492
TOTAL MATERIALS		541,641

Real Estate - 2.6%
Diversified REITs - 0.2%
Piedmont Operating Partnership LP 2.75% 4/1/2032	2,000	1,691
Piedmont Operating Partnership LP 9.25% 7/20/2028	99,000	110,036
VICI Properties LP 4.75% 2/15/2028	7,000	7,055
VICI Properties LP 4.75% 4/1/2028	33,000	33,359
VICI Properties LP 4.95% 2/15/2030	219,000	221,455
VICI Properties LP 5.75% 4/1/2034	6,000	6,170
Vornado Realty LP 2.15% 6/1/2026	1,000	978
Vornado Realty LP 3.4% 6/1/2031	3,000	2,675
		383,419
Health Care REITs - 0.5%
Healthpeak OP LLC 5.375% 2/15/2035	500,000	505,378
Omega Healthcare Investors Inc 3.25% 4/15/2033	674,000	586,532
Omega Healthcare Investors Inc 3.375% 2/1/2031	114,000	105,395
Omega Healthcare Investors Inc 3.625% 10/1/2029	74,000	70,822
		1,268,127
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030	66,000	60,054
Office REITs - 0.3%
COPT Defense Properties LP 2.75% 4/15/2031	772,000	695,857
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP 8.3% 3/15/2028	9,000	9,571
CBRE Services Inc 2.5% 4/1/2031	8,000	7,189
Essex Portfolio LP 5.5% 4/1/2034	300,000	309,620
Extra Space Storage LP 4.95% 1/15/2033	303,000	303,980
Tanger Properties LP 2.75% 9/1/2031	146,000	130,131
Tanger Properties LP 3.875% 7/15/2027	74,000	73,188
		833,679
Residential REITs - 0.4%
American Homes 4 Rent LP 2.375% 7/15/2031	1,000	883
American Homes 4 Rent LP 3.375% 7/15/2051	2,000	1,312
American Homes 4 Rent LP 3.625% 4/15/2032	3,000	2,791
American Homes 4 Rent LP 4.3% 4/15/2052	2,000	1,542
American Homes 4 Rent LP 5.5% 7/15/2034	81,000	82,906
Invitation Homes Operating Partnership LP 2% 8/15/2031	784,000	673,325
Sun Communities Operating LP 2.3% 11/1/2028	2,000	1,893
Sun Communities Operating LP 2.7% 7/15/2031	108,000	97,746
UDR Inc 5.125% 9/1/2034	45,000	45,176
		907,574
Retail REITs - 0.6%
Agree LP 5.6% 6/15/2035	135,000	138,881
Agree LP 5.625% 6/15/2034	272,000	279,771
Brixmor Operating Partnership LP 4.05% 7/1/2030	56,000	54,876
Brixmor Operating Partnership LP 5.2% 4/1/2032	178,000	181,693
Brixmor Operating Partnership LP 5.75% 2/15/2035	150,000	155,300
Kite Realty Group Trust 4.75% 9/15/2030	74,000	74,241
NNN REIT Inc 5.5% 6/15/2034	121,000	124,550
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035	54,000	52,713
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	123,000	127,024
Regency Centers LP 5% 7/15/2032	137,000	139,749
Regency Centers LP 5.1% 1/15/2035	52,000	52,171
		1,380,969
Specialized REITs - 0.2%
American Tower Corp 5% 1/31/2030	400,000	409,355
TOTAL REAL ESTATE		5,939,034

Utilities - 1.5%
Electric Utilities - 0.8%
Cleco Corporate Holdings LLC 3.743% 5/1/2026	60,000	59,582
Consolidated Edison Co of New York Inc 5.375% 5/15/2034	160,000	165,722
Duke Energy Corp 5.45% 6/15/2034	230,000	237,436
Duquesne Light Holdings Inc 2.532% 10/1/2030 (b)	74,000	66,073
Duquesne Light Holdings Inc 2.775% 1/7/2032 (b)	6,000	5,277
Exelon Corp 5.3% 3/15/2033	387,000	399,462
FirstEnergy Transmission LLC 4.55% 1/15/2030	250,000	252,002
FirstEnergy Transmission LLC 5% 1/15/2035	250,000	247,896
Southern Co/The 4.85% 3/15/2035	408,000	400,592
		1,834,042
Independent Power and Renewable Electricity Producers - 0.3%
AES Corp/The 2.45% 1/15/2031	560,000	501,742
AES Corp/The 3.95% 7/15/2030 (b)	170,000	164,062
		665,804
Multi-Utilities - 0.4%
NiSource Inc 3.6% 5/1/2030	403,000	390,524
Puget Energy Inc 5.725% 3/15/2035	500,000	508,577
		899,101
TOTAL UTILITIES		3,398,947

TOTAL UNITED STATES		48,749,237
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $56,395,717)		57,614,260

U.S. Government Agency - Mortgage Securities - 21.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 21.5%
Fannie Mae 2% 3/1/2052	102,399	81,998
Fannie Mae 2.5% 1/1/2052	110,650	92,615
Fannie Mae 2.5% 4/1/2052	518,244	436,691
Fannie Mae 2.5% 4/1/2052	55,614	47,071
Fannie Mae 2.5% 6/1/2052	103,520	87,747
Fannie Mae 3% 6/1/2052	81,868	72,332
Fannie Mae Mortgage pass-thru certificates 1.5% 7/1/2036	704,121	631,169
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	27,412	22,139
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	11,937	9,581
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	21,446	18,654
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	99,599	79,351
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	68,703	55,530
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	136,297	110,292
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	764,308	609,645
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	71,391	57,792
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	63,455	51,328
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	51,603	41,757
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	38,442	30,783
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	76,692	61,413
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	106,451	92,449
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	50,173	46,460
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	41,765	38,675
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	212,426	170,568
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	47,572	44,052
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	13,691	11,011
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	33,976	28,757
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	28,271	23,928
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	20,446	17,305
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	47,818	40,188
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	22,522	18,901
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	18,591	15,816
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2049	288,146	242,532
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2037	168,461	158,499
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	21,520	18,214
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	191,912	161,532
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	203,837	171,951
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	332,239	281,618
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2049	484,563	416,184
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	26,847	23,535
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	49,366	42,860
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	29,200	25,598
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	156,989	137,476
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	92,241	80,661
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	292,829	262,564
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	448,956	389,506
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	302,596	266,783
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	39,342	34,453
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	260,550	230,038
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	50,889	44,675
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051 (f)	368,915	325,483
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	104,901	92,223
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	22,663	21,024
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	127,439	120,018
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	21,067	19,544
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	60,775	56,342
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	90,556	83,838
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	47,533	44,725
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	1,687	1,534
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	58,452	53,805
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2049	15,458	14,137
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	10,054	9,255
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	39,759	37,481
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	103,367	94,504
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	228,549	209,808
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	13,519	12,541
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2051	20,720	19,611
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2053	249,784	247,258
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2054	26,289	26,327
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	52,278	53,137
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	140,835	143,721
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	47,338	47,761
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	263,176	265,525
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	305,539	307,598
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	191,880	193,472
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	90,372	92,413
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	23,461	24,027
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	194,104	201,049
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	47,259	48,400
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	393,770	409,705
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	101,219	104,769
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	299,454	307,385
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	188,628	193,122
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	15,122	15,704
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	151,481	158,692
Freddie Mac Gold Pool 1.5% 12/1/2035	21,674	19,476
Freddie Mac Gold Pool 1.5% 2/1/2037	477,858	428,348
Freddie Mac Gold Pool 1.5% 4/1/2051	64,656	49,072
Freddie Mac Gold Pool 2% 1/1/2052	286,506	228,529
Freddie Mac Gold Pool 2% 1/1/2052	84,438	68,249
Freddie Mac Gold Pool 2% 10/1/2051	45,957	36,585
Freddie Mac Gold Pool 2% 11/1/2050	258,922	207,740
Freddie Mac Gold Pool 2% 12/1/2051	47,740	38,587
Freddie Mac Gold Pool 2% 2/1/2052	222,226	179,479
Freddie Mac Gold Pool 2% 2/1/2052	22,192	17,964
Freddie Mac Gold Pool 2% 3/1/2051	123,819	99,421
Freddie Mac Gold Pool 2% 3/1/2052	50,514	40,576
Freddie Mac Gold Pool 2% 4/1/2042	119,881	104,049
Freddie Mac Gold Pool 2% 6/1/2050	403,268	323,931
Freddie Mac Gold Pool 2% 6/1/2051	49,882	39,725
Freddie Mac Gold Pool 2% 9/1/2050	292,048	234,501
Freddie Mac Gold Pool 2.5% 1/1/2052	201,327	169,897
Freddie Mac Gold Pool 2.5% 10/1/2051	49,375	41,497
Freddie Mac Gold Pool 2.5% 11/1/2051	65,321	55,368
Freddie Mac Gold Pool 2.5% 12/1/2051	34,950	29,614
Freddie Mac Gold Pool 2.5% 2/1/2050	129,861	109,304
Freddie Mac Gold Pool 2.5% 2/1/2051	128,033	108,565
Freddie Mac Gold Pool 2.5% 3/1/2050	112,239	94,471
Freddie Mac Gold Pool 2.5% 4/1/2042	114,529	101,826
Freddie Mac Gold Pool 2.5% 4/1/2052	266,974	225,963
Freddie Mac Gold Pool 2.5% 5/1/2051	68,077	57,704
Freddie Mac Gold Pool 2.5% 5/1/2051	20,184	17,191
Freddie Mac Gold Pool 2.5% 7/1/2036	26,767	25,259
Freddie Mac Gold Pool 2.5% 8/1/2041	133,537	119,120
Freddie Mac Gold Pool 2.5% 9/1/2051	29,338	24,621
Freddie Mac Gold Pool 3% 1/1/2052	20,407	17,871
Freddie Mac Gold Pool 3% 10/1/2049	30,572	26,868
Freddie Mac Gold Pool 3% 2/1/2050	52,598	46,373
Freddie Mac Gold Pool 3% 3/1/2050	55,432	48,681
Freddie Mac Gold Pool 3% 3/1/2052	18,976	16,617
Freddie Mac Gold Pool 3% 4/1/2050	55,832	49,032
Freddie Mac Gold Pool 3% 6/1/2052	60,700	53,251
Freddie Mac Gold Pool 3% 6/1/2052	34,587	30,288
Freddie Mac Gold Pool 3.5% 1/1/2048	13,327	12,268
Freddie Mac Gold Pool 3.5% 11/1/2047	9,819	9,108
Freddie Mac Gold Pool 3.5% 2/1/2043	20,631	19,461
Freddie Mac Gold Pool 3.5% 7/1/2042	12,701	11,981
Freddie Mac Gold Pool 3.5% 7/1/2047	11,503	10,684
Freddie Mac Gold Pool 3.5% 7/1/2052	144,158	130,547
Freddie Mac Gold Pool 3.5% 8/1/2047	17,563	16,315
Freddie Mac Gold Pool 3.5% 9/1/2042	29,092	27,428
Freddie Mac Gold Pool 3.5% 9/1/2042	16,109	15,179
Freddie Mac Gold Pool 4% 2/1/2053	368,447	347,808
Freddie Mac Gold Pool 4% 2/1/2053	135,563	127,969
Freddie Mac Gold Pool 4.5% 1/1/2054	113,562	109,689
Freddie Mac Gold Pool 5% 11/1/2053	241,909	242,260
Freddie Mac Gold Pool 5% 2/1/2040	49,996	50,509
Freddie Mac Gold Pool 5% 4/1/2054	27,639	27,670
Freddie Mac Gold Pool 5% 8/1/2055	149,294	147,913
Freddie Mac Gold Pool 5.5% 1/1/2055	154,287	157,641
Freddie Mac Gold Pool 5.5% 3/1/2053	38,735	39,565
Freddie Mac Gold Pool 5.5% 7/1/2054	336,854	339,124
Freddie Mac Gold Pool 5.5% 9/1/2054	141,279	143,820
Freddie Mac Gold Pool 6% 12/1/2052	64,836	67,110
Freddie Mac Gold Pool 6% 4/1/2054	86,915	90,126
Freddie Mac Gold Pool 6% 5/1/2054	207,718	215,718
Freddie Mac Gold Pool 6% 8/1/2055	250,000	259,648
Freddie Mac Gold Pool 6.5% 6/1/2054	177,421	187,156
Freddie Mac Gold Pool 6.5% 9/1/2054	210,827	222,460
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	193,551	200,234
Ginnie Mae I Pool 3.5% 7/20/2052	194,683	177,685
Ginnie Mae I Pool 3.5% 8/20/2052	97,194	88,708
Ginnie Mae I Pool 3.5% 9/20/2052	390,987	356,850
Ginnie Mae I Pool 4% 10/20/2052	43,062	40,511
Ginnie Mae I Pool 4.5% 4/20/2053	43,922	42,592
Ginnie Mae I Pool 5% 10/20/2054	654,258	647,709
Ginnie Mae II Pool 2% 1/20/2051	469,170	384,311
Ginnie Mae II Pool 2% 1/20/2052	374,963	307,085
Ginnie Mae II Pool 2% 10/20/2050	180,479	147,807
Ginnie Mae II Pool 2% 11/20/2050	44,880	36,763
Ginnie Mae II Pool 2% 12/20/2050	88,290	72,301
Ginnie Mae II Pool 2% 2/20/2052	832,199	681,549
Ginnie Mae II Pool 2% 3/20/2052	213,266	174,726
Ginnie Mae II Pool 2% 5/20/2052	274,973	225,282
Ginnie Mae II Pool 2% 9/1/2055 (f)	700,000	573,035
Ginnie Mae II Pool 2% 9/20/2050	96,893	79,398
Ginnie Mae II Pool 2.5% 1/20/2055	190,685	162,568
Ginnie Mae II Pool 2.5% 12/20/2051	549,945	468,596
Ginnie Mae II Pool 2.5% 5/20/2052	446,758	380,743
Ginnie Mae II Pool 2.5% 8/20/2051	270,465	230,457
Ginnie Mae II Pool 3% 3/20/2050	47,105	41,853
Ginnie Mae II Pool 3% 4/20/2052	742,022	657,618
Ginnie Mae II Pool 3% 7/20/2051	122,037	108,241
Ginnie Mae II Pool 3% 8/20/2051	393,643	349,143
Ginnie Mae II Pool 3.5% 10/1/2055 (f)	125,000	113,469
Ginnie Mae II Pool 3.5% 9/1/2055 (f)	250,000	227,275
Ginnie Mae II Pool 4% 10/1/2055 (f)	550,000	512,773
Ginnie Mae II Pool 4% 9/1/2055 (f)	1,100,000	1,025,571
Ginnie Mae II Pool 4.5% 8/20/2055	550,000	529,596
Ginnie Mae II Pool 5% 12/20/2054	48,796	48,288
Ginnie Mae II Pool 5% 3/20/2055	199,563	197,487
Ginnie Mae II Pool 5.5% 2/20/2055	199,999	201,576
Ginnie Mae II Pool 5.5% 3/20/2055	199,999	201,576
Ginnie Mae II Pool 5.5% 6/20/2055	124,683	125,666
Ginnie Mae II Pool 6% 10/1/2055 (f)	1,100,000	1,120,917
Ginnie Mae II Pool 6% 12/20/2054	96,043	97,932
Ginnie Mae II Pool 6% 9/1/2055 (f)	1,950,000	1,988,909
Ginnie Mae II Pool 6.5% 5/20/2055	273,147	281,345
Uniform Mortgage Backed Securities 2% 10/1/2055 (f)	3,925,000	3,117,003
Uniform Mortgage Backed Securities 2% 9/1/2055 (f)	7,350,000	5,835,786
Uniform Mortgage Backed Securities 2.5% 10/1/2055 (f)	1,150,000	954,859
Uniform Mortgage Backed Securities 2.5% 9/1/2055 (f)	2,350,000	1,950,960
Uniform Mortgage Backed Securities 3% 9/1/2055 (f)	800,000	693,125
Uniform Mortgage Backed Securities 3.5% 10/1/2055 (f)	750,000	677,373
Uniform Mortgage Backed Securities 3.5% 9/1/2055 (f)	1,825,000	1,648,987
Uniform Mortgage Backed Securities 4% 10/1/2055 (f)	500,000	466,484
Uniform Mortgage Backed Securities 4% 9/1/2055 (f)	1,000,000	932,734
Uniform Mortgage Backed Securities 5% 9/1/2040 (f)	150,000	151,553
Uniform Mortgage Backed Securities 5% 9/1/2055 (f)	125,000	123,276
Uniform Mortgage Backed Securities 5.5% 9/1/2055 (f)	900,000	905,273
Uniform Mortgage Backed Securities 6% 10/1/2055 (f)	425,000	433,865
Uniform Mortgage Backed Securities 6% 9/1/2055 (f)	1,375,000	1,404,863
Uniform Mortgage Backed Securities 6.5% 9/1/2055 (f)	100,000	103,621
TOTAL UNITED STATES		49,513,292
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $49,114,477)		49,513,292

U.S. Treasury Obligations - 46.0%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bonds 3.625% 2/15/2053	3.66 to 4.43	2,011,000	1,609,664
US Treasury Bonds 3.625% 5/15/2053	4.20	300,000	239,871
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	676,000	580,145
US Treasury Bonds 4.125% 8/15/2053	4.05 to 4.95	10,775,000	9,436,964
US Treasury Bonds 4.25% 2/15/2054	4.26 to 4.78	2,220,000	1,986,206
US Treasury Bonds 4.25% 8/15/2054	4.63 to 4.65	579,000	518,024
US Treasury Bonds 4.5% 11/15/2054	4.34 to 4.99	4,009,000	3,742,308
US Treasury Bonds 4.625% 2/15/2055	4.52 to 4.66	2,960,000	2,821,250
US Treasury Bonds 4.625% 5/15/2054	4.22 to 4.68	1,670,000	1,591,001
US Treasury Bonds 4.75% 11/15/2053	4.77 to 4.79	270,000	262,470
US Treasury Bonds 4.75% 5/15/2055	4.83 to 4.97	3,706,000	3,605,243
US Treasury Bonds 4.75% 8/15/2055	4.92	820,000	797,963
US Treasury Notes 3.625% 9/30/2031	3.92 to 4.10	2,500,000	2,471,875
US Treasury Notes 3.75% 12/31/2030	3.91 to 4.08	1,900,000	1,900,668
US Treasury Notes 3.75% 8/31/2031	3.54	800,000	796,844
US Treasury Notes 3.875% 8/15/2033	3.69 to 4.90	5,614,000	5,555,228
US Treasury Notes 3.875% 8/15/2034	4.22 to 4.28	3,730,000	3,657,149
US Treasury Notes 4% 5/31/2030	3.82 to 3.98	1,558,000	1,579,605
US Treasury Notes 4% 6/30/2032	4.18	2,160,000	2,171,138
US Treasury Notes 4% 7/31/2032	3.97 to 4.14	2,800,000	2,812,688
US Treasury Notes 4.125% 11/30/2031	4.46	450,000	456,680
US Treasury Notes 4.125% 3/31/2031	4.30 to 4.62	3,350,000	3,409,148
US Treasury Notes 4.125% 5/31/2032	4.02 to 4.31	2,694,000	2,727,961
US Treasury Notes 4.125% 7/31/2031	3.78	2,400,000	2,439,338
US Treasury Notes 4.25% 11/15/2034	4.18 to 4.62	5,046,000	5,079,114
US Treasury Notes 4.25% 2/28/2031	4.22 to 4.33	1,140,000	1,167,476
US Treasury Notes 4.25% 5/15/2035	4.23 to 4.52	8,097,000	8,122,303
US Treasury Notes 4.25% 6/30/2031	4.15 to 4.40	9,000,000	9,207,773
US Treasury Notes 4.25% 8/15/2035	4.26	1,550,000	1,553,148
US Treasury Notes 4.375% 1/31/2032	4.41	980,000	1,007,409
US Treasury Notes 4.375% 5/15/2034	3.80 to 4.44	2,590,000	2,640,586
US Treasury Notes 4.5% 11/15/2033	4.18 to 4.29	1,289,000	1,329,181
US Treasury Notes 4.5% 12/31/2031	4.15 to 4.56	5,063,000	5,242,183
US Treasury Notes 4.625% 2/15/2035	4.53	1,000,000	1,034,219
US Treasury Notes 4.625% 4/30/2031	4.45 to 4.56	1,500,000	1,563,809
US Treasury Notes 4.625% 9/30/2030	3.57 to 4.71	10,495,000	10,932,018
TOTAL U.S. TREASURY OBLIGATIONS (Cost $106,636,186)			106,048,650

Money Market Funds - 5.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i) (Cost $12,558,819)	4.36	12,556,308	12,558,820

TOTAL INVESTMENT IN SECURITIES - 111.3% (Cost $255,410,213)	256,630,487
NET OTHER ASSETS (LIABILITIES) - (11.3)%	(25,956,074)
NET ASSETS - 100.0%	230,674,413

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 3.5% 9/1/2055	(250,000)	(227,275)
Ginnie Mae II Pool 4% 9/1/2055	(1,100,000)	(1,025,571)
Ginnie Mae II Pool 6% 9/1/2055	(1,500,000)	(1,529,929)
Uniform Mortgage Backed Securities 2% 10/1/2055	(850,000)	(675,020)
Uniform Mortgage Backed Securities 2% 9/1/2055	(7,350,000)	(5,835,786)
Uniform Mortgage Backed Securities 2.5% 9/1/2055	(2,350,000)	(1,950,959)
Uniform Mortgage Backed Securities 3% 9/1/2055	(300,000)	(259,922)
Uniform Mortgage Backed Securities 3.5% 10/1/2055	(750,000)	(677,373)
Uniform Mortgage Backed Securities 3.5% 9/1/2055	(1,825,000)	(1,648,987)
Uniform Mortgage Backed Securities 4% 9/1/2055	(1,000,000)	(932,734)
Uniform Mortgage Backed Securities 6% 9/1/2055	(850,000)	(868,461)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(15,632,017)

TOTAL TBA SALE COMMITMENTS (Proceeds $15,545,427)		(15,632,017)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $39,360,718 or 17.1% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Level 3 security
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	13,204,234	53,730,516	54,375,931	637,699	-	1	12,558,820	12,556,308	0.0%
Total	13,204,234	53,730,516	54,375,931	637,699	-	1	12,558,820

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	20,661,138	-	20,661,138	-

Commercial Mortgage Securities	10,234,327	-	9,831,154	403,173

Non-Convertible Corporate Bonds
Communication Services	5,302,891	-	5,302,891	-
Consumer Discretionary	2,190,413	-	2,190,413	-
Consumer Staples	1,279,756	-	1,279,756	-
Energy	6,396,694	-	6,396,694	-
Financials	25,384,009	-	25,384,009	-
Health Care	2,903,279	-	2,903,279	-
Industrials	2,393,017	-	2,393,017	-
Information Technology	1,884,579	-	1,884,579	-
Materials	541,641	-	541,641	-
Real Estate	5,939,034	-	5,939,034	-
Utilities	3,398,947	-	3,398,947	-

U.S. Government Agency - Mortgage Securities	49,513,292	-	49,513,292	-

U.S. Treasury Obligations	106,048,650	-	106,048,650	-

Money Market Funds	12,558,820	12,558,820	-	-
Total Investments in Securities:	256,630,487	12,558,820	243,668,494	403,173
Other Financial Instruments:

TBA Sale Commitments	(15,632,017)	-	(15,632,017)	-
Total Other Financial Instruments:	(15,632,017)	-	(15,632,017)	-
Fidelity® Investment Grade Bond ETF
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $242,851,394)	$244,071,667
Fidelity Central Funds (cost $12,558,819)	12,558,820

Total Investment in Securities (cost $255,410,213)		$256,630,487
Cash		4,681
Receivable for TBA sale commitments		15,545,427
Interest receivable		1,956,635
Distributions receivable from Fidelity Central Funds		51,452
Total assets		274,188,682
Liabilities
Payable for investments purchased
Regular delivery	$1,298,443
Delayed delivery	25,708,067
TBA sale commitments, at value	15,632,017
Distributions payable	807,850
Accrued management fee	67,892
Total liabilities		43,514,269
Net Assets		$230,674,413
Net Assets consist of:
Paid in capital		$230,232,749
Total accumulated earnings (loss)		441,664
Net Assets		$230,674,413
Net Asset Value, offering price and redemption price per share ($230,674,413 ÷ 5,350,000 shares)		$43.12
Statement of Operations
Year ended August 31, 2025
Investment Income
Interest		$7,964,698
Income from Fidelity Central Funds		637,699
Total income		8,602,397
Expenses
Management fee	$653,708
Independent trustees' fees and expenses	426
Total expenses before reductions	654,134
Expense reductions	(870)
Total expenses after reductions		653,264
Net Investment income (loss)		7,949,133
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(185,628)
Redemptions in-kind	23,263
Total net realized gain (loss)		(162,365)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(821,087)
Fidelity Central Funds	1
TBA sale commitments	(36,087)
Total change in net unrealized appreciation (depreciation)		(857,173)
Net gain (loss)		(1,019,538)
Net increase (decrease) in net assets resulting from operations		$6,929,595
Statement of Changes in Net Assets

	Year ended August 31, 2025	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,949,133	$2,594,245
Net realized gain (loss)	(162,365)	(317,409)
Change in net unrealized appreciation (depreciation)	(857,173)	3,176,311
Net increase (decrease) in net assets resulting from operations	6,929,595	5,453,147
Distributions to shareholders	(7,794,900)	(2,541,750)

Share transactions
Proceeds from sales of shares	111,630,318	89,586,377
Cost of shares redeemed	(2,119,291)	-

Net increase (decrease) in net assets resulting from share transactions	109,511,027	89,586,377
Total increase (decrease) in net assets	108,645,722	92,497,774

Net Assets
Beginning of period	122,028,691	29,530,917
End of period	$230,674,413	$122,028,691

Other Information
Shares
Sold	2,600,000	2,100,000
Redeemed	(50,000)	-
Net increase (decrease)	2,550,000	2,100,000

Financial Highlights
Fidelity® Investment Grade Bond ETF

Years ended August 31,	2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$43.58	$42.19	$44.05	$50.76	$50.00
Income from Investment Operations
Net investment income (loss) B,C	1.869	1.890	1.615	.788	.287
Net realized and unrealized gain (loss)	(.529)	1.293	(1.987)	(6.657)	.790
Total from investment operations	1.340	3.183	(.372)	(5.869)	1.077
Distributions from net investment income	(1.800)	(1.793)	(1.488)	(.841)	(.317)
Total distributions	(1.800)	(1.793)	(1.488)	(.841)	(.317)
Net asset value, end of period	$43.12	$43.58	$42.19	$44.05	$50.76
Total Return D,E,F	3.18%	7.77%	(.83)%	(11.65)%	2.16%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.36%	.36%	.36%	.36%	.36% I
Expenses net of fee waivers, if any	.36%	.36%	.36%	.36%	.36% I
Expenses net of all reductions, if any	.36%	.36%	.36%	.36%	.36% I
Net investment income (loss)	4.38%	4.48%	3.80%	1.65%	1.14% I
Supplemental Data
Net assets, end of period (000 omitted)	$230,674	$122,029	$29,531	$6,607	$10,151
Portfolio turnover rate J	203 % K	277% K	190% K	37% K	19% L

AFor the period March 2, 2021 (commencement of operations) through August 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EBased on net asset value.
FTotal returns for periods of less than one year are not annualized.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
LAmount not annualized.
Fidelity® Investment Grade Securitized ETF
Schedule of Investments August 31, 2025
Showing Percentage of Net Assets
Asset-Backed Securities - 9.9%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Evergreen Cr Card Tr Series 2025-CRT5 Class B, 5.24% 5/15/2029 (b)	1,200,000	1,213,961
Securitized Term Auto Receivables Trust Series 2025-A Class B, 5.038% 7/25/2031 (b)	392,099	395,163
TOTAL CANADA		1,609,124
UNITED STATES - 9.9%
Achv Abs Trust Series 2024-3AL Class A, 5.01% 12/26/2031 (b)	54,834	55,246
Affirm Asset Securitization Trust Series 2024-X2 Class A, 5.22% 12/17/2029 (b)	467,820	468,197
Affirm Asset Securitization Trust Series 2025-X1 Class B, 5.19% 4/15/2030 (b)	800,000	801,438
ARI Fleet Lease Trust Series 2024-A Class A2, 5.3% 11/15/2032 (b)	4,633,754	4,659,755
ARI Fleet Lease Trust Series 2024-B Class A3, 5.26% 4/15/2033 (b)	2,670,000	2,724,004
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (b)	460,000	460,792
ARI Fleet Lease Trust Series 2025-A Class B, 4.7% 1/17/2034 (b)	1,100,000	1,109,908
Autonation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (b)	1,610,000	1,614,122
Avis Budget Rental Car Funding AESOP LLC Series 2022-3A Class A, 4.62% 2/20/2027 (b)	8,999,000	9,003,653
Bankers Healthcare Group Securitization Trust Series 2025-1CON Class A, 4.82% 4/17/2036 (b)	4,424,110	4,466,842
Barings Equipment Finance LLC Series 2025-A Class A2, 4.64% 10/13/2028 (b)	19,529,681	19,602,668
BMW Vehicle Owner Trust Series 2024-A Class A3, 5.18% 2/26/2029	1,702,000	1,721,113
BofA Auto Trust Series 2025-1A Class A3, 4.35% 11/20/2029 (b)	2,700,000	2,717,600
CarMax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	6,800,000	6,857,882
CarMax Select Receivables Trust Series 2025-A Class A3, 4.77% 9/17/2029	1,425,000	1,436,194
Carvana Auto Receivables Trust Series 2024-N1 Class A3, 5.6% 3/10/2028 (b)	8,596,465	8,621,003
Carvana Auto Receivables Trust Series 2024-N2 Class A3, 5.71% 7/10/2028 (b)	17,600,000	17,720,105
Carvana Auto Receivables Trust Series 2025-P1 Class A2, 4.5% 6/12/2028	1,456,697	1,457,421
Carvana Auto Receivables Trust Series 2025-P1 Class B, 4.98% 5/12/2031	2,800,000	2,850,837
Ccg Receivables Trust. Series 2025-1 Class A2, 4.48% 10/14/2032 (b)	430,000	431,781
Ccg Receivables Trust. Series 2025-1 Class B, 4.69% 10/14/2032 (b)	1,000,000	1,007,386
Citigroup Commercial Mortgage Trust Series 2017-C4 Class A4, 3.471% 10/12/2050	5,350,000	5,256,156
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (b)	2,000	2,016
Dell Equip Fin Trust Series 2025-1 Class A3, 4.61% 2/24/2031 (b)	2,100,000	2,120,381
Dell Equipment Finance Trust Series 2024-1 Class A3, 5.39% 3/22/2030 (b)	2,510,000	2,531,566
Dext Abs LLC Series 2025-1 Class A2, 4.59% 8/16/2027 (b)	1,665,000	1,667,819
Dext Abs LLC Series 2025-1 Class A3, 4.77% 8/15/2035 (b)	2,340,000	2,361,565
DLLAA LLC Series 2025-1A Class A3, 4.95% 9/20/2029 (b)	5,800,000	5,914,799
Dllad LLC Series 2025-1A Class A3, 4.42% 9/20/2030 (b)	2,600,000	2,621,929
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (b)	3,030,281	3,041,483
DLLMT Series 2023-1A Class A3, 5.34% 3/22/2027 (b)	478,066	480,396
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (b)	943,177	957,243
Enterprise Fleet Financing LLC Series 2024-1 Class A2, 5.23% 3/20/2030 (b)	487,831	491,664
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (b)	414,000	419,846
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (b)	340,000	342,892
Exeter Automobile Receivables Trust Series 2025-1A Class A2, 4.7% 9/15/2027	5,476,540	5,478,901
Exeter Automobile Receivables Trust Series 2025-2A Class A3, 4.74% 1/16/2029	5,615,000	5,641,323
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	351,993	353,033
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	325,000	327,718
Exeter Select Automobile Receivables Trust Series 2025-2 Class A3, 4.43% 8/15/2030	305,000	306,641
Ford Credit Auto Lease Trust Series 2024-B Class A2B, U.S. 30-Day Avg. SOFR Index + 0.4%, 4.7427% 2/15/2027 (c)(d)	1,868,920	1,869,590
Ford Credit Auto Owner Trust Series 2021-1 Class A, 1.37% 10/17/2033 (b)	1,227,000	1,204,507
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (b)	14,518,000	14,585,022
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (b)	6,045,000	6,155,203
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A2, U.S. 30-Day Avg. SOFR Index + 0.75%, 5.0927% 4/15/2029 (b)(c)(d)	2,400,000	2,405,634
GM Financial Consumer Automobile Receivables Trust Series 2024-1 Class A3, 4.85% 12/18/2028	5,812,000	5,843,284
GM Financial Leasing Trust Series 2024-1 Class A3, 5.09% 3/22/2027	5,768,719	5,786,424
GM Financial Revolving Receivables Trust Series 2025-1 Class B, 4.8% 12/11/2037 (b)	500,000	507,143
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (b)	11,378,000	11,474,862
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A2, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4927% 6/15/2028 (b)(c)(d)	9,320,000	9,372,050
GMF Floorplan Owner Revolving Trust Series 2025-1A Class B, 4.79% 3/15/2029 (b)	2,000,000	2,010,718
Great America Leasing Receivables Funding LLC Series 2025-1 Series 2025-1 Class A2, 4.52% 10/15/2027 (b)	6,300,000	6,314,092
Great America Leasing Receivables Funding LLC Series 2025-1 Series 2025-1 Class A3, 4.49% 4/16/2029 (b)	3,100,000	3,118,019
Greensky Home Improvement Issuer Trust Series 2025-2A Class A2, 4.93% 6/25/2060 (b)	885,000	887,445
Greensky Home Improvement Trust Series 2024-2 Class A2, 5.25% 10/27/2059 (b)	1,497,325	1,501,556
Honda Auto Receivables Owner Trust Series 2024-1 Class A3, 5.21% 8/15/2028	3,000,000	3,025,780
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (b)	3,570,000	3,595,665
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028	2,500,000	2,501,698
Kubota Credit Owner Trust Series 2024-2A Class A2, 5.45% 4/15/2027 (b)	338,566	340,154
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (b)	23,731	23,744
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	691,000	691,702
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (b)	5,461,640	5,503,627
Onemain Financial Issuance Trust 2025-1 Series 2025-1A Class A, 4.82% 7/14/2038 (b)	11,900,000	12,072,193
OneMain Financial Issuance Trust Series 2019-2A Class A, 3.14% 10/14/2036 (b)	27,800,000	27,195,387
OneMain Financial Issuance Trust Series 2020-2A Class A, 1.75% 9/14/2035 (b)	13,500,000	13,251,357
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (b)	94,929	94,987
Oportun Funding Trust Series 2025-1 Class A, 4.96% 8/16/2032 (b)	4,482,267	4,480,955
Oportun Issuance Trust 2025-B Series 2025-B Class A, 4.88% 5/9/2033 (b)	3,200,000	3,219,109
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (b)	2,510,000	2,513,000
OWN Equipment Fund I LLC Series 2024-2M Class A, 5.7% 12/20/2032 (b)	11,432,858	11,625,051
Peac Solutions Receivables Series 2025-1A Class A2, 4.94% 10/20/2028 (b)	875,000	880,383
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (b)	415,000	417,818
RCKT Trust Series 2025-1A Class A, 4.9% 7/25/2034 (b)	938,088	938,932
RCO VIII Mortgage LLC Series 2025-3 Class A1, 6.4345% 5/25/2030 (b)(c)	1,849,112	1,853,243
Reach ABS Trust Series 2025-1A Class A, 4.96% 8/16/2032 (b)	13,600,057	13,626,165
Reach Abs Trust Series 2025-2A Class A, 4.93% 8/18/2032 (b)	2,769,129	2,776,719
Santander Drive Auto Receivables Trust Series 2024-4 Class A2, 5.41% 7/15/2027	407,290	407,527
Santander Drive Auto Receivables Trust Series 2024-5 Class A3, 4.62% 11/15/2028	7,900,000	7,918,933
Santander Drive Auto Receivables Trust Series 2025-1 Class A3, 4.74% 1/16/2029	1,075,000	1,078,997
SBNA Auto Lease Trust Series 2024-A Class A4, 5.24% 1/22/2029 (b)	17,600,000	17,707,901
Sclp 2025-2 Series 2025-2 Class A, 4.82% 6/25/2034 (b)	6,569,224	6,585,308
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (b)	553,000	559,089
SoFi Consumer Loan Program Trust Series 2025-1 Class A, 4.8% 2/27/2034 (b)	9,335,590	9,366,579
Toyota Auto Loan Extended Note Trust 2025-1a Series 2025-1A Class A, 4.65% 5/25/2038 (b)	3,100,000	3,163,601
Upgrade Receivables Trust Series 2024-1A Class A, 5.37% 2/18/2031 (b)	1,941,936	1,943,188
Volkswagen Auto Loan Enhanced Trust 2023-2 Series 2023-2 Class A3, 5.48% 12/20/2028	648,000	657,174
Volvo Financial Equipment LLC Series 2024-1A Class A2, 4.56% 5/17/2027 (b)	2,746,972	2,750,076
Volvo Financial Equipment LLC Series 2025-1A Class A2, 4.41% 11/15/2027 (b)	6,700,000	6,708,143
Westf 2025-A Series 2025-A Class A, 5.582% 6/15/2050 (b)	2,192,897	2,226,123
Wheels Fleet Lease Funding 1 LLC Series 2023-1A Class A, 5.8% 4/18/2038 (b)	2,089,709	2,104,537
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (b)	13,095,602	13,244,551
Wheels Fleet Lease Funding 1 LLC Series 2025-1A Class A1, 4.57% 1/18/2040 (b)	10,100,000	10,177,001
World Omni Auto Receivables Trust 2023-B Series 2023-B Class A3, 4.66% 5/15/2028	1,265	1,267
World Omni Automobile Lease Securitization Trust Series 2025-A Class B, 4.68% 5/15/2030	2,750,000	2,772,474
TOTAL UNITED STATES		403,141,005
TOTAL ASSET-BACKED SECURITIES (Cost $402,982,705)		404,750,129

Collateralized Mortgage Obligations - 12.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 12.2%
Ajax Mortgage Loan Trust Series 2021-E Class A1, 1.74% 12/25/2060 (b)	60,684	53,657
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(c)	61,109	60,784
CFMT LLC Series 2024-R1 Class A1, 4% 10/25/2054 (b)	3,561,353	3,489,489
CFMT Series 2025-HB16 Class A, 3% 3/25/2035 (b)(c)	385,752	379,106
Cim Trust Series 2021-R3 Class A1A, 1.951% 6/25/2057 (b)	4,326,721	3,982,166
CIM Trust Series 2025-NR1 Class A1, 5% 6/25/2064 (b)	4,597,509	4,486,787
CIM Trust Series 2025-R1 Class A1, 5% 2/25/2099 (b)	6,595,469	6,534,478
Cross Mortgage Trust Series 2025-H4 Class A1, 5.596% 6/25/2070 (b)(c)	7,923,153	7,987,374
Fannie Mae Guaranteed REMIC Series 2013-41 Class DA, 1.75% 2/25/2043	4,222,361	3,823,599
Fannie Mae Guaranteed REMIC Series 2016-3 Class PL, 2.5% 2/25/2046	22,346,232	19,401,054
Fannie Mae Guaranteed REMIC Series 2016-39 Class GD, 2% 11/25/2044	4,098,635	3,822,391
Fannie Mae Guaranteed REMIC Series 2021-13 Class BE, 1.25% 2/25/2050	78,910,140	60,981,235
Fannie Mae Guaranteed REMIC Series 2021-28 Class NC, 1% 5/25/2041	3,771,755	3,294,486
Fannie Mae Guaranteed REMIC Series 2021-77 Class CH, 1.5% 8/25/2050	515,591	429,573
Fannie Mae Guaranteed REMIC Series 2022-12 Class EA, 2.25% 9/25/2046	3,757,634	3,431,456
Fannie Mae Guaranteed REMIC Series 2022-18 Class DL, 3.25% 7/25/2046	2,757,490	2,638,222
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	19,020	16,809
Fannie Mae Guaranteed REMIC Series 2022-35 Class CK, 4% 3/25/2047	816,906	796,611
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.1484% 8/25/2052 (c)(d)	7,318,158	7,202,228
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.1484% 9/25/2052 (c)(d)	14,712,276	14,479,211
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.1484% 10/25/2052 (c)(d)	8,370,960	8,261,299
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.1484% 10/25/2052 (c)(d)	21,687,835	21,343,756
Fannie Mae Guaranteed REMIC Series 2022-9 Class DJ, 3.25% 3/25/2049	1,561,888	1,465,181
Fannie Mae Guaranteed REMIC Series 2023-53 Class FD, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.8484% 11/25/2053 (c)(d)	13,357,669	13,466,452
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.7984% 11/25/2053 (c)(d)	10,272,472	10,360,369
Fannie Mae Guaranteed REMIC Series 2023-56 Class FC, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.8484% 11/25/2053 (c)(d)	638,847	644,080
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.8784% 7/25/2054 (c)(d)	1,949,325	1,962,040
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 12/25/2054 (c)(d)	9,682,324	9,694,138
Fannie Mae Guaranteed REMIC Series 2024-93 Class FG, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.4484% 12/25/2054 (c)(d)	3,236,181	3,238,199
Fannie Mae Mortgage pass-thru certificates Series 2020-54 Class DA, 2% 6/25/2044	7,531,622	7,130,312
Fannie Mae Mortgage pass-thru certificates Series 2020-55 Class A, 2% 5/25/2043	1,021,364	950,321
Fannie Mae Mortgage pass-thru certificates Series 2020-63 Class DA, 2% 9/25/2045	520,720	480,261
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 6/25/2054 (c)(d)	3,088,531	3,094,255
Fannie Mae Mortgage pass-thru certificates Series 2025-12 Class CF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.7484% 3/25/2055 (c)(d)	11,173,852	11,213,351
Fannie Mae Mortgage pass-thru certificates Series 2025-3 Class NF, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.4484% 2/25/2055 (c)(d)	14,301,725	14,280,214
Fannie Mae Mortgage pass-thru certificates Series 2025-33 Class FC, U.S. 30-Day Avg. SOFR Index + 1.6%, 5.9484% 8/25/2054 (c)(d)	5,950,841	5,993,653
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 9/25/2054 (c)(d)	3,414,830	3,418,651
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.7484% 2/25/2055 (c)(d)	5,389,567	5,411,305
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.7484% 9/25/2054 (c)(d)	5,471,616	5,491,509
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 2/25/2055 (c)(d)	3,236,876	3,246,205
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4984% 2/25/2055 (c)(d)	3,026,949	3,030,416
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4383 Class BD, 2% 9/15/2044	5,891,956	5,249,678
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5148 Class D, 1.75% 10/25/2051	6,909,650	5,417,834
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4116 Class AP, 1.35% 8/15/2042	2,904,770	2,580,683
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-4954 Class KE, 1.5% 2/25/2050	995,536	810,491
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-4994 Class CA, 2% 3/25/2044	276,829	263,636
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-4994 Class KH, 2% 1/25/2044	2,688,160	2,565,057
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-4994 Class TA, 2% 1/25/2044	875,185	831,974
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5000 Class XA, 2% 4/25/2043	11,831,055	11,334,884
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5001 Class A, 2% 1/25/2045	8,815,007	8,291,950
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5002 Class TJ, 2% 7/25/2050	13,185,053	11,122,779
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5059 Class GA, 1% 1/25/2051	1,935,727	1,494,827
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5181 Class TA, 2.5% 6/25/2048	4,001,676	3,562,902
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5188 Class GA, 2% 1/25/2052	2,638,761	2,388,958
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5196 Class ME, 1.75% 2/25/2052	6,184,098	5,525,222
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	18,698	16,950
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5201 Class MN, 3% 4/25/2048	20,144,383	18,885,083
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5209 Class EA, 3% 8/25/2050	2,241,832	2,074,512
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5209 Class EJ, 3% 8/25/2050	2,241,832	2,074,512
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5354 Class FC, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.7984% 10/25/2053 (c)(d)	1,823,223	1,841,787
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5459 Class FD, U.S. 30-Day Avg. SOFR Index + 1%, 5.3484% 10/25/2054 (c)(d)	2,298,378	2,296,237
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4984% 2/25/2055 (c)(d)	10,424,120	10,435,836
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 2/25/2055 (c)(d)	2,821,167	2,814,157
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.5984% 10/25/2054 (c)(d)	5,275,136	5,287,313
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4984% 2/25/2055 (c)(d)	5,704,463	5,711,129
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5517 Class HF, U.S. 30-Day Avg. SOFR Index + 1.35%, 5.6984% 3/25/2055 (c)(d)	25,727,443	25,767,497
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (b)	14,925,010	14,585,090
JPMorgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (b)(c)	2,714,869	2,735,482
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM3 Series 2025-NQM3 Class A1, 5.53% 5/25/2070 (b)(c)	4,636,770	4,668,122
NYMT Loan Trust Series 2025-CP1 Class A1, 3.75% 11/25/2069 (b)	6,433,002	6,169,521
OBX Trust Series 2025-NQM10 Class A1, 5.453% 5/25/2065 (b)(e)	5,416,955	5,454,388
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (b)	2,923,827	2,926,447
Pret 2025-Rpl3 Series 2025-RPL3 Class A1, 4.15% 4/25/2065 (b)(e)	3,619,689	3,516,081
PRET Trust Series 2025-RPL2 Class A1, 4% 8/25/2064 (b)	14,601,453	14,153,682
Prpm 2025-Rcf3 LLC Series 2025-RCF3 Class A1, 5.25% 7/25/2055 (b)(c)	2,268,745	2,276,489
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2064 (b)(c)	1,480,786	1,451,744
PRPM LLC Series 2024-RPL1 Class A1, 4.2% 12/25/2064 (b)(c)	1,520,231	1,494,796
TOWD Point Mortgage Trust Series 2018-1 Class A2, 3.25% 1/25/2058 (b)	2,466,711	2,402,800
Verus Securitization Trust Series 2025-4 Class A1, 5.448% 5/25/2070 (b)	14,243,001	14,337,320
Verus Securitization Trust Series 2025-5 Class A1, 5.427% 6/25/2070 (b)(c)	3,506,324	3,524,530
TOTAL UNITED STATES		499,809,063
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $494,816,384)		499,809,063

Commercial Mortgage Securities - 9.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 9.1%
3650r Commercial Mortgage Trust Series 2021-PF1 Class ASB, 2.372% 11/15/2054	1,400,000	1,323,385
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 6.1066% 6/15/2040 (b)(c)(d)	17,948,000	18,026,523
BANK Series 2017-BNK5 Class A4, 3.131% 6/15/2060	389,186	383,175
BANK Series 2017-BNK7 Class ASB, 3.265% 9/15/2060	987,449	978,182
BANK Series 2017-BNK8 Class A3, 3.229% 11/15/2050	2,506,122	2,466,515
BANK Series 2017-BNK9 Class ASB, 3.47% 11/15/2054	460,979	456,435
BANK Series 2018-BN10 Class ASB, 3.641% 2/15/2061	510,448	506,962
BANK Series 2018-BN15 Class ASB, 4.285% 11/15/2061	870,046	869,087
BANK Series 2019-BN19 Class ASB, 3.071% 8/15/2061	240,092	234,823
BANK Series 2020-BN26 Class ASB, 2.313% 3/15/2063	2,224,374	2,141,525
BANK Series 2021-BN33 Class A5, 2.556% 5/15/2064	3,325,548	2,991,738
BANK Series 2023-BNK45 Class A5, 5.203% 2/15/2056 (c)	4,000,000	4,093,002
BANK5 Series 2025-5YR14 Class A3, 5.646% 4/15/2058	3,700,000	3,880,171
BANK5 Series 2025-5YR14 Class XA, 1.2015% 4/15/2058 (c)(g)	29,783,408	1,184,188
BANK5 Series 2025-5YR14 Class XB, 0.4892% 4/15/2058 (c)(g)	74,200,000	1,038,125
BBCMS Mortgage Trust Series 2020-C7 Class A5, 2.037% 4/15/2053	4,675,000	4,166,740
BBCMS Mortgage Trust Series 2022-C14 Class ASB, 2.901% 2/15/2055	600,000	570,975
Benchmark Mortgage Trust Series 2018-B4 Class ASB, 4.059% 7/15/2051	2,997,009	2,982,747
Benchmark Mortgage Trust Series 2018-B6 Class A3, 3.995% 10/10/2051	1,300,000	1,283,961
Benchmark Mortgage Trust Series 2018-B7 Class A4, 4.51% 5/15/2053	7,307,533	7,326,154
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/2052	970,000	956,088
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062	750,000	729,488
Benchmark Mortgage Trust Series 2019-B12 Class A5, 3.1156% 8/15/2052	10,895,000	10,304,393
Benchmark Mortgage Trust Series 2019-B15 Class AAB, 2.859% 12/15/2072	424,904	414,272
Benchmark Mortgage Trust Series 2021-B25 Class ASB, 2.271% 4/15/2054	5,368,000	5,063,027
Benchmark Mortgage Trust Series 2021-B31 Class A5, 2.669% 12/15/2054	2,370,000	2,106,545
Benchmark Mortgage Trust Series 2024-V9 Class A3, 5.6019% 8/15/2057	5,400,000	5,623,186
Benchmark Mortgage Trust Series 2025-V16 Class XB, 0.4883% 8/15/2058 (c)(g)	45,400,000	732,756
Benchmark Mortgage Trust Series 2025-V16 Class XD, 1.9742% 8/15/2058 (b)(c)(g)	9,700,000	730,371
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.7053% 3/15/2041 (b)(c)(d)	1,897,655	1,901,213
BMO Mortgage Trust Series 2024-5C5 Class A3, 5.8574% 2/15/2057	1,000,000	1,048,295
BMO Mortgage Trust Series 2025-5C11 Class XB, 0.8063% 7/15/2058 (c)(g)	39,396,000	1,080,183
BMO Mortgage Trust Series 2025-5C9 Class A3, 5.7785% 4/15/2058 (c)	5,380,000	5,647,357
BMO Mortgage Trust Series 2025-5C9 Class XA, 0.9234% 4/15/2058 (c)(g)	12,997,554	375,365
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.7548% 3/15/2041 (b)(c)(d)	9,645,868	9,657,915
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 6.0044% 5/15/2041 (b)(c)	968,769	971,191
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.1666% 10/15/2036 (b)(c)(d)	2,461,000	2,459,468
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.376% 2/15/2039 (b)(c)(d)	151,561	151,561
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.5539% 12/9/2040 (b)(c)(d)	336,524	337,155
BX Commercial Mortgage Trust Series 2024-5C6 Class A3, 5.3161% 9/15/2057	2,200,000	2,266,136
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6559% 12/15/2039 (b)(c)(d)	5,569,604	5,585,258
Bx Tr 2025-Tail Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.7631% 6/15/2035 (b)(c)(d)	1,026,000	1,027,283
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.805% 4/15/2041 (b)(c)(d)	4,739,953	4,751,803
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.5069% 3/15/2030 (b)(c)(d)	5,924,892	5,917,488
BX Trust 2025-ROIC Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.7566% 3/15/2030 (b)(c)(d)	648,471	645,678
BX Trust 2025-ROIC Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.9064% 3/15/2030 (b)(c)(d)	914,434	910,147
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 5.3275% 11/15/2038 (b)(c)(d)	538,383	538,215
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 5.1134% 10/15/2026 (b)(c)(d)	906,605	906,038
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.2785% 2/15/2036 (b)(c)(d)	598,000	597,813
BX Trust Series 2021-MFM1 Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1775% 1/15/2034 (b)(c)(d)	232,278	232,206
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.1485% 6/15/2038 (b)(c)(d)(f)	7,041,081	7,038,881
BX Trust Series 2021-XL2 Class A, CME Term SOFR 1 month Index + 0.6885%, 5.166% 10/15/2038 (b)(c)(d)	3,809,635	3,808,444
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.8051% 2/15/2039 (b)(c)(d)	10,556,816	10,573,311
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.5131% 2/15/2035 (b)(c)(d)	4,932,000	4,932,769
Cent Trust Series 2025-CITY Class A, 5.0909% 7/10/2040 (b)(c)	5,238,000	5,305,375
CFCRE Commercial Mortgage Trust Series 2016-C7 Class ASB, 3.6436% 12/10/2054	1,024,158	1,017,243
Citigroup Commercial Mortgage Trust Series 2017-P8 Class A3, 3.203% 9/15/2050	2,600,000	2,546,862
Citigroup Commercial Mortgage Trust Series 2019-C7 Class A4, 3.102% 12/15/2072	2,450,626	2,322,188
DBGS Mortgage Trust Series 2018-C1 Class ASB, 4.302% 10/15/2051	490,301	490,116
DBJPM Mortgage Trust Series 2016-C1 Class A3A, 3.015% 5/10/2049	2,772,948	2,755,915
DBJPM Mortgage Trust Series 2020-C9 Class A4, 1.644% 8/15/2053	2,100,000	1,897,178
DBJPM Mortgage Trust Series 2020-C9 Class A5, 1.926% 8/15/2053	2,000,000	1,781,633
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (b)(c)	2,420,000	2,487,677
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.1795% 11/15/2038 (b)(c)(d)	5,573,559	5,570,076
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.5575% 7/15/2038 (b)(c)(d)	9,212,648	9,209,771
Fannie Mae Mortgage pass-thru certificates Series 2025-M2 Class A2, 4.62% 4/25/2030	15,900,000	16,145,318
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K054 Class A2, 2.745% 1/25/2026	6,623	6,574
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K059 Class A2, 3.12% 9/25/2026 (c)	15,000,000	14,835,015
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K066 Class A2, 3.117% 6/25/2027	2,800,400	2,758,163
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	9,800,000	9,669,080
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027	63,569	62,607
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	3,900,000	3,846,740
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K072 Class A2, 3.444% 12/25/2027	2,300,000	2,274,056
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	3,700,000	3,669,792
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K083 Class A2, 4.05% 9/25/2028	2,200,000	2,206,268
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K085 Class A2, 4.06% 10/25/2028	5,000,000	5,015,694
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K086 Class A2, 3.859% 11/25/2028	2,700,000	2,692,605
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K087 Class A2, 3.771% 12/25/2028	1,100,000	1,094,101
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K734 Class A2, 3.208% 2/25/2026	1,530,515	1,522,722
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K740 Class A2, 1.47% 9/25/2027	100,000	95,179
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K746 Class A2, 2.031% 9/25/2028	7,600,000	7,188,536
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K141 Class A2, 2.25% 2/25/2032	21,200,000	18,868,789
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K753 Class A2, 4.4% 10/25/2030	3,600,000	3,646,948
GS Mortgage Securities Corp II Series 2019-GC40 Class A4, 3.16% 7/10/2052	4,850,000	4,583,469
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	400,000	393,015
GS Mortgage Securities Trust Series 2019-GSA1 Class A4, 3.0479% 11/10/2052	100,000	94,809
GS Mortgage Securities Trust Series 2020-GSA2 Class A5, 2.012% 12/12/2053	3,018,000	2,655,414
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.4285% 10/15/2036 (b)(c)(d)	720,000	719,552
Hilton USA Trust Series 2016-HHV Class B, 4.3333% 11/5/2038 (b)(c)	1,456,000	1,443,221
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	31,683	31,389
JPMDB Commercial Mortgage Securities Trust Series 2017-C5 Class ASB, 3.4919% 3/15/2050	294,293	292,313
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6 Class A4, 3.0565% 11/13/2052	14,477,167	13,088,956
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	100,000	84,401
MHC Commercial Mortgage Trust Series 2021-MHC Class A, CME Term SOFR 1 month Index + 0.9154%, 5.2784% 4/15/2038 (b)(c)(d)	830,065	830,065
MHP Series 2025-MHIL2 Class A, CME Term SOFR 1 month Index + 1.5%, 5.85% 9/15/2040 (b)(c)(d)	2,512,000	2,511,999
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34 Class A4, 3.536% 11/15/2052	5,210,000	5,132,432
Morgan Stanley Capital I Trust Series 2016-UB11 Class A4, 2.782% 8/15/2049	10,000	9,819
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	3,405,000	3,396,219
Morgan Stanley Capital I Trust Series 2019-H6 Class ASB, 3.224% 6/15/2052	220,682	216,681
Morgan Stanley Capital I Trust Series 2021-L6 Class A4, 2.444% 6/15/2054 (c)	3,435,715	3,044,094
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (b)(c)	1,053,306	1,038,528
SCG Trust Series 2025-FLWR Class A, CME Term SOFR 1 month Index + 1.25%, 5.6% 8/15/2042 (b)(c)(d)	11,500,000	11,514,387
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.2084% 11/15/2038 (b)(c)(d)	9,484,781	9,481,817
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.606% 12/15/2039 (b)(c)(d)	1,635,000	1,635,000
UBS Commercial Mortgage Trust Series 2019-C18 Class A4, 3.0352% 12/15/2052	1,700,000	1,584,446
Wells Fargo Commercial Mortgage Trust Series 2016-LC24 Class A3, 2.684% 10/15/2049	6,690,532	6,605,224
Wells Fargo Commercial Mortgage Trust Series 2018-C45 Class ASB, 4.147% 6/15/2051	332,513	332,316
Wells Fargo Commercial Mortgage Trust Series 2018-C47 Class ASB, 4.365% 9/15/2061	2,096,946	2,103,071
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class ASB, 3.635% 5/15/2052	1,183,518	1,169,548
Wells Fargo Commercial Mortgage Trust Series 2019-C51 Class ASB, 3.16% 6/15/2052	114,297	112,242
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class ASB, 3.063% 12/15/2052	415,932	407,150
Wells Fargo Commercial Mortgage Trust Series 2021-C60 Class XB, 1.2113% 8/15/2054 (c)(g)	25,751,000	1,478,342
Wells Fargo Commercial Mortgage Trust Series 2021-C61 Class ASB, 2.525% 11/15/2054	1,825,000	1,723,425
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.6785% 5/15/2031 (b)(c)(d)	100,000	99,742
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 6.1544% 10/15/2041 (b)(c)(d)	603,000	603,934
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class B, CME Term SOFR 1 month Index + 2.2906%, 6.6537% 10/15/2041 (b)(c)(d)	2,500,000	2,508,902
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.3538% 8/15/2041 (b)(c)(d)	400,000	399,285
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 6.0543% 8/15/2041 (b)(c)(d)	425,967	425,673
Wells Fargo Commercial Mortgage Trust Series 2025-5C4 Class XA, 1.3459% 5/15/2058 (c)(g)	21,329,881	981,375
Wells Fargo Commercial Mortgage Trust Series 2025-5C4 Class XB, 0.7388% 5/15/2058 (c)(g)	57,043,000	1,354,537
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.2704% 3/15/2038 (b)(c)	1,226,000	1,231,336
TOTAL UNITED STATES		373,226,061
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $370,088,086)		373,226,061

U.S. Government Agency - Mortgage Securities - 131.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 131.0%
Fannie Mae 2% 11/1/2051	5,666,504	4,546,401
Fannie Mae 2% 2/1/2052	1,335,602	1,081,192
Fannie Mae 2% 3/1/2052	19,462,637	15,585,031
Fannie Mae 2.5% 1/1/2052	2,987,543	2,500,604
Fannie Mae 2.5% 4/1/2052	16,472,207	13,895,506
Fannie Mae 2.5% 4/1/2052	13,059,759	11,004,614
Fannie Mae 2.5% 5/1/2052	8,060,391	6,769,300
Fannie Mae 2.5% 6/1/2052	5,940,531	5,035,404
Fannie Mae 3% 12/1/2051	17,385,641	15,241,045
Fannie Mae 3% 6/1/2052	6,426,638	5,678,067
Fannie Mae 5.5% 2/1/2055	10,670,779	10,841,057
Fannie Mae 6% 10/1/2054	5,590,049	5,777,398
Fannie Mae 6.5% 7/1/2054	2,898,369	3,047,164
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	35,709	32,009
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	7,447,238	6,232,548
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	29,190	22,154
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	11,204,893	10,068,470
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2036	980,166	879,837
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	29,824,854	24,980,391
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2037	4,584,114	4,112,021
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	25,923,392	23,253,685
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	6,673,574	5,944,589
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	3,161,745	2,836,134
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	22,334,209	20,034,132
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	83,679	75,558
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	9,149,901	8,221,900
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	1,359,059	1,219,097
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	11,843,845	9,491,558
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	60,648	49,095
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	28,954	23,203
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	855,698	686,551
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	22,361	18,101
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	13,288	10,770
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	12,421,800	9,927,554
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	127,773	103,275
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	55,265	44,720
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	38,029	30,393
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	50,490	43,917
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	20,545	17,712
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,003,772	802,218
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	292,514	233,779
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	280,427	227,010
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	209,376	167,334
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	193,858	156,932
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	117,502	94,973
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	22,586	18,086
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	21,045	16,819
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	1,170,075	938,785
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	49,981	40,491
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	3,247,676	2,624,988
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	33,894	27,088
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2042	1,828,332	1,572,543
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	860,609	689,147
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	52,229	41,823
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	26,892	21,769
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	19,793	16,017
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	5,807,052	4,699,091
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	2,637,833	2,132,896
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	895,685	715,555
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	444,501	355,941
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	365,500	296,564
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	364,498	294,384
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	135,603	109,645
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	6,920,700	5,541,865
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	3,423,814	2,757,725
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	1,058,824	859,452
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	531,818	425,862
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	478,419	387,139
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	389,614	315,277
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	363,973	294,870
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	129,816	105,047
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	25,996	21,036
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	20,814	16,843
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	17,514	14,172
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	21,784,975	17,669,338
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	11,298,401	9,114,466
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	10,723,541	8,650,724
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	10,124,598	8,075,801
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	4,664,224	3,749,530
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	3,390,400	2,733,990
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	3,374,947	2,732,076
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	3,030,569	2,451,402
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,886,566	1,526,027
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,165,098	943,166
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	942,156	763,280
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	760,710	609,151
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	543,326	439,832
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	295,919	239,274
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	205,255	165,965
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	7,348,717	5,889,200
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	5,138,894	4,115,055
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	3,615,971	2,912,499
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	3,599,607	2,882,445
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	1,404,577	1,140,101
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	140,007	113,645
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	135,912	110,108
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	125,599	101,949
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	99,721	79,853
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	26,375	21,368
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	18,279	14,637
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	14,211,525	11,380,115
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	4,501,961	3,605,020
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	58,531	47,363
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2051	268,864	215,129
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2052	25,428	20,283
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	1,188,926	1,105,046
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	11,428,487	9,176,551
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	6,215,345	4,990,637
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2042	2,381,516	2,049,774
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	541,862	435,802
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	452,429	362,007
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	233,204	186,596
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	115,009	92,778
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	28,749	23,003
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	436,816	349,514
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	253,211	202,605
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	7,395,400	6,277,846
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	4,840,588	4,063,723
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	2,610,869	2,192,667
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	390,774	330,745
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	41,616	34,729
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,601,887	1,346,302
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,042,059	882,961
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	16,420,709	13,918,772
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,082,160	907,808
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	801,482	679,866
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	40,948	39,546
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2036	8,539,791	8,077,469
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	40,562,590	34,331,580
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	4,611,602	3,883,016
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	1,281,151	1,080,744
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	18,930,010	16,045,744
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	2,349,725	1,999,053
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2036	16,153	15,269
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	5,085,652	4,280,582
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	1,867,625	1,576,645
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	7,560,703	6,408,719
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	4,583,501	3,867,949
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	3,223,519	2,720,280
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	2,783,272	2,343,544
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	2,764,419	2,334,580
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	2,046,536	1,732,158
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	3,754,779	3,633,148
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	17,642,958	15,004,415
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	15,305,410	12,925,576
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	11,626,013	9,800,122
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	7,024,665	5,923,621
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	5,787,138	4,907,191
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	4,594,752	3,876,008
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	2,726,778	2,312,165
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,854,529	1,572,543
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,033,907	868,945
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	4,805,788	4,650,075
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	4,786,912	4,630,013
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	4,359,459	4,218,264
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	4,153,261	4,017,118
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	4,037,372	3,903,609
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	3,403,803	3,293,375
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	23,150,295	19,623,007
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	4,075,027	3,433,762
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	302,312	254,739
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	6,040,705	5,840,541
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	3,838,874	3,711,655
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	3,725,626	3,604,947
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2046	36,348	32,115
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	4,661,060	3,930,487
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	16,513,706	14,002,761
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2049	6,918,477	5,942,178
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	2,286,993	1,939,251
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	157,318	133,545
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2051	23,362,523	19,802,900
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	52,395,216	44,444,782
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	233,071	195,884
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	56,711,897	48,106,452
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	51,533,732	43,665,706
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2050	68,011	60,174
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	5,618,193	4,974,323
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	145,555	128,510
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	105,803	93,413
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	16,946	14,855
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	2,338,058	2,047,456
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,844,857	1,613,250
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	1,869,598	1,676,367
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	14,256,715	12,569,369
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	18,646	16,329
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	8,261,771	7,543,186
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	12,248,490	10,814,137
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	3,994,768	3,506,989
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	2,295,626	2,011,015
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2051	24,788,851	21,994,416
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	1,152,766	1,014,170
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	19,985	17,507
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	10,126,998	8,881,618
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2052	6,033,007	5,273,726
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	16,343,557	14,368,365
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	4,277,964	3,750,258
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2052	7,332,933	6,465,048
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	34,497,429	30,457,625
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	19,903,118	17,572,374
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	308,703	284,162
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	183,664	169,063
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	88,736	81,876
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2048	14,040,755	13,051,797
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	1,818,814	1,683,885
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	595,300	551,882
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2045	23,021	21,468
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	17,525,416	16,132,193
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2049	3,833,440	3,505,931
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	2,874,150	2,635,109
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	2,493,473	2,295,248
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2051	18,466	16,901
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	2,687,560	2,457,109
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	17,012,868	15,660,391
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	14,512,839	13,322,826
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	1,082,507	1,028,296
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2050	18,936,434	17,964,449
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2050	3,831,922	3,655,591
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	1,470,470	1,397,405
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	170,208	161,750
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	820,651	779,554
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	716,548	680,440
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	166,571	158,177
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2040	15,311	14,898
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	19,660	18,595
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	1,766,150	1,661,145
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	1,706,301	1,604,855
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	181,744	172,586
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	1,110,358	1,055,534
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	127,048	120,775
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	1,823,601	1,731,707
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2053	11,788,862	11,124,810
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	13,153,975	12,709,442
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	3,035,296	2,932,719
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	2,288,025	2,210,702
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	12,006	11,795
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	18,837	18,820
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	40,265	40,230
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2053	29,424,970	28,586,885
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	40,331	40,288
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	41,119	40,780
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2040	324,968	328,302
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2054	1,946,531	1,949,353
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2055	18,763,403	18,730,505
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2055	14,539,853	14,532,535
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2040	999,901	1,010,159
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	296,367	296,797
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2040	999,900	1,010,159
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	585,625	580,764
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	3,992,030	4,071,326
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	4,742,751	4,782,121
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	3,922,072	4,002,430
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	2,830,789	2,854,288
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	45,505	45,939
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2055	58,472,314	59,524,150
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	932,818	946,975
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	2,832,294	2,894,749
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	767,520	773,891
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	935,577	971,903
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	5,900,039	6,116,215
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	2,208,141	2,294,567
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	832,517	865,622
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	10,344,560	10,714,692
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	3,828,291	3,985,606
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	3,648,032	3,780,275
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	8,003,921	8,305,312
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	23,461	24,027
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	5,580,493	5,780,165
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	4,200,583	4,347,928
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	44,163	45,505
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	19,804,004	20,599,242
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	11,379,243	11,680,605
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	2,239,952	2,293,324
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	845,242	878,589
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2053	3,178,273	3,343,723
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	7,520,323	7,924,142
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	2,253,718	2,369,419
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	3,358,787	3,539,144
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	22,089	23,260
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2055	6,952,002	7,351,917
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	4,215,762	4,433,375
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	20,278	21,257
Freddie Mac Gold Pool 1.5% 1/1/2051	28,987	22,000
Freddie Mac Gold Pool 1.5% 11/1/2035	439,475	394,903
Freddie Mac Gold Pool 1.5% 2/1/2037	9,589,204	8,595,672
Freddie Mac Gold Pool 1.5% 2/1/2041	30,620,387	25,602,235
Freddie Mac Gold Pool 1.5% 2/1/2051	29,355	22,279
Freddie Mac Gold Pool 1.5% 4/1/2041	15,873,449	13,251,168
Freddie Mac Gold Pool 1.5% 4/1/2051	43,104	32,714
Freddie Mac Gold Pool 2% 1/1/2051	10,237,202	8,204,008
Freddie Mac Gold Pool 2% 1/1/2051	62,632	50,193
Freddie Mac Gold Pool 2% 1/1/2052	3,918,763	3,173,529
Freddie Mac Gold Pool 2% 1/1/2052	347,368	277,618
Freddie Mac Gold Pool 2% 1/1/2052	286,914	228,854
Freddie Mac Gold Pool 2% 1/1/2052	235,636	190,752
Freddie Mac Gold Pool 2% 10/1/2050	834,997	669,943
Freddie Mac Gold Pool 2% 10/1/2050	31,372	25,170
Freddie Mac Gold Pool 2% 10/1/2051	35,896	28,722
Freddie Mac Gold Pool 2% 10/1/2051	35,826	28,700
Freddie Mac Gold Pool 2% 11/1/2050	49,362,169	39,604,704
Freddie Mac Gold Pool 2% 11/1/2050	2,594,510	2,101,921
Freddie Mac Gold Pool 2% 11/1/2050	68,208	54,726
Freddie Mac Gold Pool 2% 11/1/2050	44,952	36,066
Freddie Mac Gold Pool 2% 11/1/2051	769,806	615,232
Freddie Mac Gold Pool 2% 11/1/2051	305,079	246,585
Freddie Mac Gold Pool 2% 11/1/2051	257,257	205,601
Freddie Mac Gold Pool 2% 11/1/2051	38,441	30,878
Freddie Mac Gold Pool 2% 11/1/2051	19,845	15,859
Freddie Mac Gold Pool 2% 12/1/2051	2,299,516	1,858,622
Freddie Mac Gold Pool 2% 12/1/2051	1,484,719	1,201,905
Freddie Mac Gold Pool 2% 12/1/2051	116,469	92,900
Freddie Mac Gold Pool 2% 12/1/2051	86,592	70,098
Freddie Mac Gold Pool 2% 12/1/2051	39,604	31,652
Freddie Mac Gold Pool 2% 2/1/2051	1,608,191	1,288,791
Freddie Mac Gold Pool 2% 2/1/2051	123,994	99,368
Freddie Mac Gold Pool 2% 2/1/2051	59,268	48,108
Freddie Mac Gold Pool 2% 2/1/2051	58,406	47,408
Freddie Mac Gold Pool 2% 2/1/2051	36,413	29,511
Freddie Mac Gold Pool 2% 2/1/2051	36,299	29,123
Freddie Mac Gold Pool 2% 2/1/2052	1,015,216	821,834
Freddie Mac Gold Pool 2% 3/1/2041	79,482	69,307
Freddie Mac Gold Pool 2% 3/1/2051	9,525,657	7,648,665
Freddie Mac Gold Pool 2% 3/1/2051	2,687,759	2,152,267
Freddie Mac Gold Pool 2% 3/1/2051	431,228	345,313
Freddie Mac Gold Pool 2% 3/1/2051	249,130	201,597
Freddie Mac Gold Pool 2% 3/1/2051	232,857	188,429
Freddie Mac Gold Pool 2% 3/1/2051	201,423	162,992
Freddie Mac Gold Pool 2% 3/1/2051	27,874	22,556
Freddie Mac Gold Pool 2% 3/1/2051	17,577	14,223
Freddie Mac Gold Pool 2% 4/1/2051	2,110,245	1,689,813
Freddie Mac Gold Pool 2% 4/1/2051	1,632,955	1,307,616
Freddie Mac Gold Pool 2% 4/1/2051	506,428	405,531
Freddie Mac Gold Pool 2% 4/1/2051	61,295	49,753
Freddie Mac Gold Pool 2% 4/1/2052	8,815,508	7,081,203
Freddie Mac Gold Pool 2% 4/1/2052	33,693	27,233
Freddie Mac Gold Pool 2% 5/1/2051	17,115,982	13,812,882
Freddie Mac Gold Pool 2% 5/1/2051	2,841,492	2,275,372
Freddie Mac Gold Pool 2% 5/1/2051	2,694,045	2,157,301
Freddie Mac Gold Pool 2% 5/1/2051	945,899	766,312
Freddie Mac Gold Pool 2% 5/1/2051	757,348	606,459
Freddie Mac Gold Pool 2% 5/1/2052	5,925,624	4,793,187
Freddie Mac Gold Pool 2% 6/1/2035	72,246	66,900
Freddie Mac Gold Pool 2% 6/1/2050	26,446,844	21,243,867
Freddie Mac Gold Pool 2% 6/1/2051	26,729	21,387
Freddie Mac Gold Pool 2% 6/1/2052	612,455	490,051
Freddie Mac Gold Pool 2% 7/1/2041	19,926	17,317
Freddie Mac Gold Pool 2% 7/1/2050	442,424	358,149
Freddie Mac Gold Pool 2% 7/1/2050	42,463	34,096
Freddie Mac Gold Pool 2% 7/1/2050	30,856	24,786
Freddie Mac Gold Pool 2% 7/1/2051	1,319,821	1,072,954
Freddie Mac Gold Pool 2% 8/1/2036	1,769,668	1,644,816
Freddie Mac Gold Pool 2% 8/1/2051	2,128,578	1,703,164
Freddie Mac Gold Pool 2% 8/1/2051	504,649	404,895
Freddie Mac Gold Pool 2% 8/1/2051	19,404	15,525
Freddie Mac Gold Pool 2% 8/1/2051	18,871	15,099
Freddie Mac Gold Pool 2% 8/1/2052	917,076	732,931
Freddie Mac Gold Pool 2% 8/1/2052	22,517	17,961
Freddie Mac Gold Pool 2% 9/1/2050 (h)	16,112,500	12,937,598
Freddie Mac Gold Pool 2% 9/1/2050	531,948	426,797
Freddie Mac Gold Pool 2% 9/1/2050	474,157	382,800
Freddie Mac Gold Pool 2% 9/1/2050	154,474	123,939
Freddie Mac Gold Pool 2% 9/1/2050	21,956	17,630
Freddie Mac Gold Pool 2% 9/1/2051	198,685	160,590
Freddie Mac Gold Pool 2% 9/1/2051	194,048	156,843
Freddie Mac Gold Pool 2% 9/1/2051	33,325	26,935
Freddie Mac Gold Pool 2% 9/1/2051	19,410	15,431
Freddie Mac Gold Pool 2.5% 1/1/2052	5,180,584	4,323,251
Freddie Mac Gold Pool 2.5% 1/1/2052	2,550,747	2,147,755
Freddie Mac Gold Pool 2.5% 1/1/2052	131,918	111,695
Freddie Mac Gold Pool 2.5% 10/1/2050 (i)	5,115,980	4,339,683
Freddie Mac Gold Pool 2.5% 10/1/2051	2,592,194	2,178,604
Freddie Mac Gold Pool 2.5% 11/1/2041	20,465	18,320
Freddie Mac Gold Pool 2.5% 11/1/2050	20,404,566	17,302,007
Freddie Mac Gold Pool 2.5% 11/1/2050	415,997	351,573
Freddie Mac Gold Pool 2.5% 11/1/2051	85,884,046	72,798,349
Freddie Mac Gold Pool 2.5% 12/1/2050	762,863	646,868
Freddie Mac Gold Pool 2.5% 2/1/2051	3,414,894	2,895,652
Freddie Mac Gold Pool 2.5% 3/1/2050	2,974,327	2,503,484
Freddie Mac Gold Pool 2.5% 4/1/2052	65,949,088	55,880,166
Freddie Mac Gold Pool 2.5% 4/1/2052 (i)(k)	23,252,283	19,680,391
Freddie Mac Gold Pool 2.5% 4/1/2052	5,704,753	4,821,289
Freddie Mac Gold Pool 2.5% 4/1/2052	4,579,451	3,880,273
Freddie Mac Gold Pool 2.5% 4/1/2052	2,821,179	2,356,948
Freddie Mac Gold Pool 2.5% 5/1/2052	16,121,364	13,614,658
Freddie Mac Gold Pool 2.5% 7/1/2036	26,767	25,259
Freddie Mac Gold Pool 2.5% 7/1/2043	50,136	44,318
Freddie Mac Gold Pool 2.5% 8/1/2050	2,982,642	2,529,125
Freddie Mac Gold Pool 2.5% 9/1/2051	2,766,468	2,345,821
Freddie Mac Gold Pool 3% 1/1/2052	21,297,323	18,640,254
Freddie Mac Gold Pool 3% 10/1/2049	4,763,159	4,186,021
Freddie Mac Gold Pool 3% 10/1/2051	8,633,700	7,533,620
Freddie Mac Gold Pool 3% 3/1/2050	8,636,268	7,584,439
Freddie Mac Gold Pool 3% 3/1/2052	18,097,968	15,955,992
Freddie Mac Gold Pool 3% 4/1/2050	8,698,574	7,639,158
Freddie Mac Gold Pool 3% 4/1/2051	3,693,151	3,234,122
Freddie Mac Gold Pool 3% 6/1/2052	10,337,366	9,146,196
Freddie Mac Gold Pool 3% 6/1/2052	4,765,031	4,180,221
Freddie Mac Gold Pool 3% 6/1/2052	3,344,133	2,958,790
Freddie Mac Gold Pool 3% 6/1/2052	19,491	17,068
Freddie Mac Gold Pool 3% 7/1/2052	6,726,549	5,892,595
Freddie Mac Gold Pool 3% 8/1/2052	11,571,303	10,212,635
Freddie Mac Gold Pool 3% 8/1/2052	9,952,772	8,784,147
Freddie Mac Gold Pool 3% 9/1/2049	90,059	79,851
Freddie Mac Gold Pool 3.5% 1/1/2048	3,305,261	3,042,502
Freddie Mac Gold Pool 3.5% 1/1/2048	502,194	462,271
Freddie Mac Gold Pool 3.5% 2/1/2052	1,109,898	1,007,955
Freddie Mac Gold Pool 3.5% 3/1/2048	1,965,677	1,816,047
Freddie Mac Gold Pool 3.5% 4/1/2047	43,269	39,991
Freddie Mac Gold Pool 3.5% 4/1/2052	11,665,355	10,636,830
Freddie Mac Gold Pool 3.5% 4/1/2052	2,111,722	1,922,234
Freddie Mac Gold Pool 3.5% 6/1/2046	61,381	56,809
Freddie Mac Gold Pool 3.5% 6/1/2047	346,199	319,435
Freddie Mac Gold Pool 3.5% 6/1/2052	3,991,339	3,661,877
Freddie Mac Gold Pool 3.5% 7/1/2048	5,234,767	4,818,617
Freddie Mac Gold Pool 3.5% 7/1/2049	2,993,633	2,749,099
Freddie Mac Gold Pool 3.5% 8/1/2049	5,332,674	4,903,741
Freddie Mac Gold Pool 3.5% 8/1/2051	35,329	32,291
Freddie Mac Gold Pool 4% 11/1/2051	288,295	273,970
Freddie Mac Gold Pool 4% 2/1/2051	7,304,487	6,931,839
Freddie Mac Gold Pool 4% 2/1/2052	138,696	131,707
Freddie Mac Gold Pool 4% 2/1/2052	129,186	122,676
Freddie Mac Gold Pool 4% 2/1/2053	16,211,694	15,303,575
Freddie Mac Gold Pool 4% 2/1/2053	1,794,210	1,693,705
Freddie Mac Gold Pool 4% 3/1/2049	42,923	40,666
Freddie Mac Gold Pool 4% 4/1/2052	330,547	313,890
Freddie Mac Gold Pool 4% 4/1/2052	220,544	209,431
Freddie Mac Gold Pool 4% 5/1/2053	7,858,810	7,401,397
Freddie Mac Gold Pool 4% 6/1/2052	168,608	160,112
Freddie Mac Gold Pool 4% 7/1/2052	261,037	247,883
Freddie Mac Gold Pool 4% 8/1/2052	160,960	152,849
Freddie Mac Gold Pool 4% 9/1/2051	356,978	339,352
Freddie Mac Gold Pool 4.5% 12/1/2052	3,706,415	3,581,158
Freddie Mac Gold Pool 4.5% 8/1/2052	18,375,000	17,771,251
Freddie Mac Gold Pool 4.5% 9/1/2052	14,885,032	14,381,998
Freddie Mac Gold Pool 5% 11/1/2053	17,630,984	17,656,545
Freddie Mac Gold Pool 5% 4/1/2040	999,900	1,010,159
Freddie Mac Gold Pool 5% 4/1/2054	2,117,308	2,119,716
Freddie Mac Gold Pool 5% 7/1/2038	7,309,475	7,409,594
Freddie Mac Gold Pool 5% 9/1/2054	927,805	919,292
Freddie Mac Gold Pool 5.5% 1/1/2055	16,431,563	16,788,762
Freddie Mac Gold Pool 5.5% 1/1/2055	7,553,663	7,682,461
Freddie Mac Gold Pool 5.5% 10/1/2054	10,114,386	10,286,847
Freddie Mac Gold Pool 5.5% 10/1/2054	1,072,733	1,079,291
Freddie Mac Gold Pool 5.5% 11/1/2054	9,308,254	9,496,059
Freddie Mac Gold Pool 5.5% 11/1/2054	6,396,836	6,517,904
Freddie Mac Gold Pool 5.5% 3/1/2053	38,735	39,565
Freddie Mac Gold Pool 5.5% 9/1/2053	4,215,841	4,299,583
Freddie Mac Gold Pool 5.5% 9/1/2054	3,905,012	3,975,258
Freddie Mac Gold Pool 6% 10/1/2054	746,516	775,502
Freddie Mac Gold Pool 6% 12/1/2052	2,744,706	2,840,983
Freddie Mac Gold Pool 6% 12/1/2054	4,641,626	4,798,639
Freddie Mac Gold Pool 6% 2/1/2055	17,132,603	17,797,816
Freddie Mac Gold Pool 6% 4/1/2039	2,019,871	2,093,092
Freddie Mac Gold Pool 6% 4/1/2054 (h)(l)	11,457,976	11,881,374
Freddie Mac Gold Pool 6% 5/1/2054	7,051,190	7,322,766
Freddie Mac Gold Pool 6% 7/1/2039	5,241,723	5,412,081
Freddie Mac Gold Pool 6% 9/1/2039	9,012,822	9,322,641
Freddie Mac Gold Pool 6% 9/1/2039	1,229,849	1,271,453
Freddie Mac Gold Pool 6% 9/1/2054	7,315,196	7,560,363
Freddie Mac Gold Pool 6% 9/1/2054	7,258,632	7,545,001
Freddie Mac Gold Pool 6.5% 1/1/2054	6,457,229	6,764,614
Freddie Mac Gold Pool 6.5% 1/1/2054	5,570,337	5,854,738
Freddie Mac Gold Pool 6.5% 12/1/2053	2,132,866	2,242,362
Freddie Mac Gold Pool 6.5% 2/1/2054	27,539,341	28,850,301
Freddie Mac Gold Pool 6.5% 6/1/2054	23,236,381	24,460,506
Freddie Mac Gold Pool 6.5% 6/1/2054	6,261,884	6,605,467
Freddie Mac Gold Pool 6.5% 9/1/2054	13,438,228	14,188,168
Freddie Mac Gold Pool 6.5% 9/1/2054	7,440,953	7,851,555
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	7,119,990	7,374,747
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	3,941,592	4,077,696
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	954,942	1,006,219
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	868,864	915,791
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	274,541	290,848
Freddie Mac Non Gold Pool 2% 3/1/2052	18,177,655	14,669,669
Freddie Mac Non Gold Pool 2.5% 4/1/2052	23,338,550	19,782,579
Freddie Mac Non Gold Pool 5.5% 4/1/2055	7,797,135	7,937,395
Freddie Mac Non Gold Pool 5.5% 7/1/2053	6,728,661	6,845,495
Freddie Mac Non Gold Pool 6% 11/1/2054	786,256	814,082
Freddie Mac Non Gold Pool 6% 6/1/2054	11,892,182	12,305,611
Freddie Mac Non Gold Pool 6.5% 1/1/2055	8,142,814	8,533,620
Freddie Mac Non Gold Pool 6.5% 1/1/2055	1,622,791	1,714,495
Freddie Mac Non Gold Pool 6.5% 11/1/2054	718,197	758,781
Freddie Mac Non Gold Pool 6.5% 2/1/2055	1,860,319	1,966,171
Ginnie Mae I Pool 2% 10/20/2052	1,267,681	1,037,208
Ginnie Mae I Pool 2% 9/20/2052	136,720	112,045
Ginnie Mae I Pool 2.5% 1/20/2051	22,385	18,948
Ginnie Mae I Pool 2.5% 10/20/2051	7,203,158	6,099,383
Ginnie Mae I Pool 2.5% 10/20/2051	3,366,274	2,850,444
Ginnie Mae I Pool 2.5% 10/20/2051	3,137,311	2,656,566
Ginnie Mae I Pool 2.5% 11/20/2051	1,494,320	1,265,338
Ginnie Mae I Pool 2.5% 12/20/2051	2,485,196	2,104,378
Ginnie Mae I Pool 2.5% 12/20/2051	1,691,850	1,432,599
Ginnie Mae I Pool 2.5% 12/20/2051	21,783	18,397
Ginnie Mae I Pool 2.5% 4/20/2051	65,843	55,733
Ginnie Mae I Pool 2.5% 6/20/2051	2,660,580	2,252,055
Ginnie Mae I Pool 2.5% 8/20/2051	3,972,667	3,363,917
Ginnie Mae I Pool 3.5% 10/20/2052	2,878,675	2,627,337
Ginnie Mae I Pool 3.5% 7/20/2052	15,039,272	13,726,193
Ginnie Mae I Pool 3.5% 8/20/2052	8,965,134	8,182,387
Ginnie Mae I Pool 3.5% 9/20/2052	6,936,818	6,331,164
Ginnie Mae I Pool 4.5% 4/20/2053	21,748	21,089
Ginnie Mae I Pool 5.5% 3/20/2054	3,698,682	3,756,452
Ginnie Mae II Pool 2% 1/20/2051	52,862,336	43,301,141
Ginnie Mae II Pool 2% 10/1/2055 (j)	131,800,000	107,868,481
Ginnie Mae II Pool 2% 10/20/2050	8,998,147	7,369,249
Ginnie Mae II Pool 2% 6/20/2054	166,502	136,230
Ginnie Mae II Pool 2% 7/20/2054	187,699	153,573
Ginnie Mae II Pool 2% 8/20/2050	4,137,620	3,390,543
Ginnie Mae II Pool 2% 8/20/2053	190,633	155,974
Ginnie Mae II Pool 2% 9/1/2055 (j)	358,200,000	293,229,971
Ginnie Mae II Pool 2% 9/20/2050	8,478,180	6,947,384
Ginnie Mae II Pool 2.5% 7/20/2051	67,034	57,117
Ginnie Mae II Pool 2.5% 9/1/2055 (j)	161,100,000	137,224,787
Ginnie Mae II Pool 3% 12/20/2046	9,201,808	8,265,104
Ginnie Mae II Pool 3% 3/20/2050	1,366,218	1,213,907
Ginnie Mae II Pool 3% 4/20/2052	72,825,360	64,541,563
Ginnie Mae II Pool 3% 5/20/2052	39,394,932	34,913,806
Ginnie Mae II Pool 4% 10/1/2055 (j)	57,200,000	53,328,367
Ginnie Mae II Pool 4% 9/1/2055 (j)	114,400,000	106,659,410
Ginnie Mae II Pool 4.5% 10/1/2055 (j)	27,050,000	26,031,589
Ginnie Mae II Pool 4.5% 11/20/2054	34,329,666	33,080,248
Ginnie Mae II Pool 4.5% 9/1/2055 (j)	27,050,000	25,862,105
Ginnie Mae II Pool 5% 10/1/2055 (j)	106,750,000	105,527,702
Ginnie Mae II Pool 5% 11/20/2054	1,600,053	1,583,911
Ginnie Mae II Pool 5% 12/20/2054	4,931,078	4,886,338
Ginnie Mae II Pool 5% 9/1/2055 (j)	213,500,000	211,103,463
Ginnie Mae II Pool 5.5% 1/20/2055	3,055,247	3,099,148
Ginnie Mae II Pool 5.5% 10/1/2055 (j)	52,425,000	52,764,656
Ginnie Mae II Pool 5.5% 12/20/2054	3,696,737	3,762,564
Ginnie Mae II Pool 5.5% 12/20/2054	2,493,903	2,513,567
Ginnie Mae II Pool 5.5% 9/1/2055 (j)	98,450,000	99,176,295
Ginnie Mae II Pool 6% 10/1/2055 (j)	154,500,000	157,437,864
Ginnie Mae II Pool 6% 12/20/2054	6,434,909	6,561,473
Ginnie Mae II Pool 6% 9/1/2055 (j)	319,875,000	326,257,434
Ginnie Mae II Pool 6.5% 5/20/2055	15,231,424	15,688,567
Uniform Mortgage Backed Securities 2% 10/1/2055 (j)	200,100,000	158,907,554
Uniform Mortgage Backed Securities 2% 9/1/2055 (j)	451,750,000	358,682,453
Uniform Mortgage Backed Securities 2.5% 10/1/2055 (j)	4,450,000	3,694,891
Uniform Mortgage Backed Securities 2.5% 9/1/2055 (j)	8,900,000	7,388,738
Uniform Mortgage Backed Securities 3% 9/1/2055 (j)	165,350,000	143,260,265
Uniform Mortgage Backed Securities 3.5% 10/1/2055 (j)	43,150,000	38,971,531
Uniform Mortgage Backed Securities 3.5% 9/1/2055 (j)	71,975,000	65,033,350
Uniform Mortgage Backed Securities 4% 10/1/2055 (j)	13,100,000	12,221,890
Uniform Mortgage Backed Securities 4% 9/1/2055 (j)	39,600,000	36,936,282
Uniform Mortgage Backed Securities 4.5% 10/1/2055 (j)	4,000,000	3,844,531
Uniform Mortgage Backed Securities 4.5% 9/1/2040 (j)	17,425,000	17,387,564
Uniform Mortgage Backed Securities 4.5% 9/1/2055 (j)	22,200,000	21,365,766
Uniform Mortgage Backed Securities 5% 9/1/2040 (j)	7,675,000	7,754,449
Uniform Mortgage Backed Securities 5% 9/1/2055 (j)	825,000	813,624
Uniform Mortgage Backed Securities 5.5% 9/1/2055 (j)	36,750,000	36,965,333
Uniform Mortgage Backed Securities 6% 10/1/2055 (j)	26,400,000	26,950,688
Uniform Mortgage Backed Securities 6% 9/1/2055 (j)	84,700,000	86,539,582
Uniform Mortgage Backed Securities 6.5% 9/1/2055 (j)	11,825,000	12,253,194
TOTAL UNITED STATES		5,359,414,517
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,318,857,027)		5,359,414,517

U.S. Treasury Obligations - 2.2%
	Yield (%) (m)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.625% 11/15/2044	4.61 to 4.88	47,510,000	46,088,411
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.58 to 2.66	12,256,418	11,600,344
US Treasury Notes 4% 2/15/2034	4.11	14,000	13,918
US Treasury Notes 4.125% 7/31/2031	3.79 to 4.13	15,000	15,246
US Treasury Notes 4.25% 6/30/2029	4.08	5,000	5,110
US Treasury Notes 4.5% 5/15/2027	4.54	33,000	33,440
US Treasury Notes 4.75% 2/15/2045	4.79 to 5.01	33,900,000	33,396,797
TOTAL U.S. TREASURY OBLIGATIONS (Cost $91,459,914)			91,153,266

Money Market Funds - 2.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (n) (Cost $118,661,150)	4.36	118,637,423	118,661,150

Purchased Swaptions - 0.4%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.2%
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.455% and receive annually a floating rate based on US SOFR Index, expiring August 2034	8/29/2029	5,500,000	231,163
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.753% and receive annually a floating rate based on US SOFR Index, expiring November 2034	10/31/2029	18,700,000	691,614
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.07% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/19/2029	13,310,000	427,253
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/20/2029	7,400,000	245,611
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.108% and receive annually a floating rate based on US SOFR Index, expiring January 2036	1/28/2026	12,130,000	76,737
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.94% and receive annually a floating rate based on US SOFR Index, expiring March 2035	3/21/2030	33,200,000	1,194,889
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.9025% and receive annually a floating rate based on US SOFR Index, expiring April 2036	4/14/2026	5,810,000	90,313
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.025% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/23/2030	12,420,000	437,834
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.075% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	16,160,000	555,641
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.08% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	14,950,000	512,460
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.03% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/25/2030	5,300,000	186,253
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.95% and receive annually a floating rate based on US SOFR Index, expiring May 2035	4/29/2030	54,600,000	2,001,893
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2/2030	7,150,000	248,465
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/7/2030	8,410,000	301,120
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.9% and receive annually a floating rate based on US SOFR Index, expiring July 2036	7/8/2026	10,600,000	215,251
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.837% and receive annually a floating rate based on US SOFR Index, expiring July 2036	7/22/2026	11,720,000	271,401

TOTAL PUT SWAPTIONS			7,687,898
Call Swaptions - 0.2%
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.455% and pay annually a floating rate based on US SOFR Index, expiring August 2034	8/29/2029	5,500,000	128,024
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.753% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/31/2029	18,700,000	538,662
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.07% and pay annually a floating rate based on US SOFR Index, expiring December 2034	12/19/2029	13,310,000	471,237
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on the US SOFR Index, expiring December 2034	12/20/2029	7,400,000	251,969
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.108% and pay annually a floating rate based on US SOFR Index, expiring January 2036	1/28/2026	12,130,000	488,792
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.94% and pay annually a floating rate based on US SOFR Index, expiring March 2035	3/21/2030	33,200,000	1,070,398
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.9025% and pay annually a floating rate based on US SOFR Index, expiring April 2036	4/14/2026	5,810,000	180,628
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.025% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/23/2030	12,420,000	424,760
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 4.075% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	16,160,000	569,676
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.08% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	14,950,000	528,346
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.03% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/25/2030	5,300,000	181,222
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.95% and pay annually a floating rate based on US SOFR Index, expiring May 2035	4/29/2030	54,600,000	1,778,970
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.065% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/2/2030	7,150,000	250,388
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/7/2030	8,410,000	285,027
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.9% and pay annually a floating rate based on US SOFR Index, expiring July 2036	7/8/2026	10,600,000	355,671
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.837% and pay annually a floating rate based on US SOFR Index, expiring July 2036	7/22/2026	11,720,000	361,765

TOTAL CALL SWAPTIONS			7,865,535
TOTAL PURCHASED SWAPTIONS (Cost $18,219,901)			15,553,433

TOTAL INVESTMENT IN SECURITIES - 167.7% (Cost $6,815,085,167)	6,862,567,619
NET OTHER ASSETS (LIABILITIES) - (67.7)%	(2,770,081,202)
NET ASSETS - 100.0%	4,092,486,417

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 9/1/2055	(263,600,000)	(215,788,443)
Ginnie Mae II Pool 4% 9/1/2055	(114,400,000)	(106,659,410)
Ginnie Mae II Pool 4.5% 9/1/2055	(27,050,000)	(25,862,105)
Ginnie Mae II Pool 5% 9/1/2055	(213,500,000)	(211,103,463)
Ginnie Mae II Pool 5.5% 9/1/2055	(98,450,000)	(99,176,295)
Ginnie Mae II Pool 6% 9/1/2055	(256,450,000)	(261,566,921)
Uniform Mortgage Backed Securities 2% 9/1/2055	(431,700,000)	(342,763,065)
Uniform Mortgage Backed Securities 2.5% 9/1/2055	(12,100,000)	(10,045,363)
Uniform Mortgage Backed Securities 3% 10/1/2055	(82,675,000)	(71,623,676)
Uniform Mortgage Backed Securities 3% 9/1/2055	(165,350,000)	(143,260,265)
Uniform Mortgage Backed Securities 3.5% 9/1/2055	(62,700,000)	(56,652,880)
Uniform Mortgage Backed Securities 4% 10/1/2055	(10,550,000)	(9,842,820)
Uniform Mortgage Backed Securities 4% 9/1/2055	(39,600,000)	(36,936,282)
Uniform Mortgage Backed Securities 4.5% 10/1/2055	(4,000,000)	(3,844,531)
Uniform Mortgage Backed Securities 4.5% 9/1/2055	(22,200,000)	(21,365,766)
Uniform Mortgage Backed Securities 5.5% 9/1/2055	(26,900,000)	(27,057,618)
Uniform Mortgage Backed Securities 6% 9/1/2055	(72,700,000)	(74,278,957)
Uniform Mortgage Backed Securities 6.5% 9/1/2055	(6,900,000)	(7,149,855)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(1,724,977,715)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,714,986,771)		(1,724,977,715)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2Y US Treasury Notes Contracts (United States)	1,569	12/31/2025	327,271,336	571,601	571,601
CBOT US Treasury Long Bond Contracts (United States)	188	12/19/2025	21,490,750	78,544	78,544

TOTAL PURCHASED					650,145

Sold

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	768	12/19/2025	86,412,000	(493,436)	(493,436)
CBOT 5Y US Treasury Notes Contracts (United States)	171	12/31/2025	18,724,500	(92,473)	(92,473)
CBOT US Treasury Ultra Bond Contracts (United States)	68	12/19/2025	7,917,750	29,613	29,613

TOTAL SOLD					(556,296)

TOTAL FUTURES CONTRACTS					93,849
The notional amount of futures purchased as a percentage of Net Assets is 8.5%
The notional amount of futures sold as a percentage of Net Assets is 2.8%

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX BBB- Series 17 Index		12/15/2056	Citigroup Global Markets Ltd	(3%)	Monthly	5,000	631	(784)	(153)
CMBX BBB Series 15 Index		11/18/2064	Citigroup Global Markets Ltd	(3%)	Monthly	100,000	14,122	(14,696)	(574)
CMBX BBB Series 15 Index		11/18/2064	Citigroup Global Markets Ltd	(3%)	Monthly	300,000	42,365	(44,704)	(2,339)
CMBX BBB- Series 17 Index		12/15/2056	Goldman Sachs & Co LLC	(3%)	Monthly	1,400,000	176,541	(158,485)	18,056
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly	1,000,000	66,467	(50,083)	16,384
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly	700,000	46,527	(27,957)	18,570
CMBX AAA Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(0.5%)	Monthly	1,300,000	(868)	736	(132)
CMBX BBB- Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(3%)	Monthly	500,000	33,233	(19,264)	13,969
CMBX BBB- Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(3%)	Monthly	400,000	26,587	(14,479)	12,108
CMBX BB Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	1,200,000	141,515	(77,957)	63,558
CMBX BB Series 18 Index		12/17/2057	JPMorgan Securities LLC	(5%)	Monthly	200,000	23,586	(13,250)	10,336
CMBX BB Series 18 Index		12/17/2057	JPMorgan Securities LLC	(5%)	Monthly	700,000	82,550	(49,647)	32,903
CMBX BBB- Series 18 Index		12/17/2057	JPMorgan Securities LLC	(3%)	Monthly	1,000,000	66,467	(49,321)	17,146
CMBX BBB Series 15 Index		11/18/2064	Citigroup Global Markets Ltd	(3%)	Monthly	1,000,000	141,217	(159,414)	(18,197)
CMBX BBB- Series 17 Index		12/15/2056	Citigroup Global Markets Ltd	(3%)	Monthly	2,800,000	353,081	(388,183)	(35,102)
CMBX AAA Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(0.5%)	Monthly	1,889,875	15,614	(35,033)	(19,419)
CMBX BB Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(5%)	Monthly	700,000	82,550	(103,837)	(21,287)
CMBX AAA Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	7,400,000	(4,940)	(61,075)	(66,015)
CMBX BB Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	200,000	23,586	(29,295)	(5,709)
CMBX BB Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	800,000	94,343	(114,918)	(20,575)
CMBX BBB- Series 17 Index		12/15/2056	Morgan Stanley Capital Services LLC	(3%)	Monthly	1,200,000	151,320	(172,326)	(21,006)
CMBX AAA Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	9,999,341	82,614	(119,249)	(36,635)
CMBX AAA Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(0.5%)	Monthly	3,699,756	30,567	(43,606)	(13,039)
CMBX AAA Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(0.5%)	Monthly	24,200,000	(16,154)	(44,913)	(61,067)
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly	800,000	53,173	(57,525)	(4,352)
CMBX AAA Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(0.5%)	Monthly	5,399,644	44,611	(46,289)	(1,678)

TOTAL BUY PROTECTION							1,771,305	(1,895,554)	(124,249)
Sell Protection
CMBX AAA Series 15 Index	NR	11/18/2064	Goldman Sachs & Co LLC	0.5%	Monthly	9,999	(33)	258	225
CMBX AAA Series 15 Index	NR	11/18/2064	Citigroup Global Markets Ltd	0.5%	Monthly	49,997	(167)	485	318
CMBX AAA Series 15 Index	NR	11/18/2064	Goldman Sachs & Co LLC	0.5%	Monthly	1,099,927	(3,672)	8,267	4,595
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly	25,000,000	(335,550)	342,064	6,514
CMBX BBB- Series 16 Index	NR	4/17/2065	Goldman Sachs & Co LLC	3%	Monthly	1,484,000	(237,305)	242,028	4,723

TOTAL SELL PROTECTION							(576,727)	593,102	16,375
TOTAL CREDIT DEFAULT SWAPS							1,194,578	(1,302,452)	(107,874)

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.
(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(3)	Annual	3.75%	Annual	LCH	9/17/2030	68,909,000	(1,343,308)	299,077	(1,044,231)
U.S. SOFR Index(3)	Annual	3.75%	Annual	LCH	9/17/2032	59,583,000	(1,039,594)	329,975	(709,619)
3.75%	Annual	U.S. SOFR Index(3)	Annual	LCH	9/17/2035	12,570,000	65,440	162,680	228,120
U.S. SOFR Index(3)	Annual	3.75%	Annual	LCH	9/17/2028	207,438,000	(2,805,711)	958,453	(1,847,258)
U.S. SOFR Index(3)	Annual	3.75%	Annual	LCH	9/17/2027	200,654,000	(1,517,007)	541,441	(975,566)
U.S. SOFR Index(3)	Annual	3.75%	Annual	LCH	9/17/2029	121,223,000	(2,128,715)	736,591	(1,392,124)
U.S. SOFR Index(3)	Annual	3.75%	Annual	LCH	9/17/2045	49,374,000	2,246,220	(2,590,217)	(343,997)
TOTAL INTEREST RATE SWAPS							(6,522,675)	438,000	(6,084,675)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Notional amount is stated in U.S. Dollars unless otherwise noted.
(3)Represents floating rate.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $585,895,464 or 14.3% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Level 3 security
(g)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(h)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $2,124,400.
(i)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $17,656,884.
(j)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,274,085.
(l)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $564,015.

(m)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	63,676,708	3,959,514,471	3,904,530,029	16,270,685	-	-	118,661,150	118,637,423	0.2%
Total	63,676,708	3,959,514,471	3,904,530,029	16,270,685	-	-	118,661,150

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	404,750,129	-	404,750,129	-

Collateralized Mortgage Obligations	499,809,063	-	499,809,063	-

Commercial Mortgage Securities	373,226,061	-	366,187,180	7,038,881

U.S. Government Agency - Mortgage Securities	5,359,414,517	-	5,359,414,517	-

U.S. Treasury Obligations	91,153,266	-	91,153,266	-

Money Market Funds	118,661,150	118,661,150	-	-

Purchased Swaptions	15,553,433	-	15,553,433	-
Total Investments in Securities:	6,862,567,619	118,661,150	6,736,867,588	7,038,881
Derivative Instruments:

Assets
Futures Contracts	679,758	679,758	-	-
Swaps	4,104,927	-	4,104,927	-
Total Assets	4,784,685	679,758	4,104,927	-

Liabilities
Futures Contracts	(585,909)	(585,909)	-	-
Swaps	(9,433,024)	-	(9,433,024)	-
Total Liabilities	(10,018,933)	(585,909)	(9,433,024)	-
Total Derivative Instruments:	(5,234,248)	93,849	(5,328,097)	-
Other Financial Instruments:

TBA Sale Commitments	(1,724,977,715)	-	(1,724,977,715)	-
Total Other Financial Instruments:	(1,724,977,715)	-	(1,724,977,715)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	1,793,267	(598,689)
Total Credit Risk	1,793,267	(598,689)
Interest Rate Risk
Futures Contracts (b)	679,758	(585,909)
Purchased Swaptions (c)	15,553,433	-
Swaps (d)	2,311,660	(8,834,335)
Total Interest Rate Risk	18,544,851	(9,420,244)
Total Value of Derivatives	20,338,118	(10,018,933)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(c)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
(d)For centrally cleared swaps, reflects gross value as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
Fidelity® Investment Grade Securitized ETF
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $6,696,424,017)	$6,743,906,469
Fidelity Central Funds (cost $118,661,150)	118,661,150

Total Investment in Securities (cost $6,815,085,167)		$6,862,567,619
Cash		29,855
Receivable for investments sold		83,715
Receivable for TBA sale commitments		1,714,986,771
Interest receivable		11,679,754
Distributions receivable from Fidelity Central Funds		731,468
Receivable for daily variation margin on futures contracts		192,214
Receivable for daily variation margin on centrally cleared swaps		119,124
Bi-lateral OTC swaps, at value		1,793,267
Total assets		8,592,183,787
Liabilities
Payable for investments purchased
Regular delivery	$36,598,317
Delayed delivery	2,723,467,559
TBA sale commitments, at value	1,724,977,715
Distributions payable	12,823,200
Bi-lateral OTC swaps, at value	598,689
Accrued management fee	1,218,491
Other payables and accrued expenses	13,399
Total liabilities		4,499,697,370
Net Assets		$4,092,486,417
Net Assets consist of:
Paid in capital		$4,052,784,237
Total accumulated earnings (loss)		39,702,180
Net Assets		$4,092,486,417
Net Asset Value, offering price and redemption price per share ($4,092,486,417 ÷ 93,600,000 shares)		$43.72
Statement of Operations
Year ended August 31, 2025
Investment Income
Interest		$100,347,628
Income from Fidelity Central Funds		16,270,685
Total income		116,618,313
Expenses
Management fee	$8,762,461
Independent trustees' fees and expenses	4,977
Total expenses before reductions	8,767,438
Expense reductions	(11,066)
Total expenses after reductions		8,756,372
Net Investment income (loss)		107,861,941
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(9,652,575)
Futures contracts	496,400
Swaps	3,318,530
Written options	712,879
Total net realized gain (loss)		(5,124,766)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	47,954,747
Futures contracts	94,146
Swaps	(6,192,020)
TBA sale commitments	(10,020,204)
Total change in net unrealized appreciation (depreciation)		31,836,669
Net gain (loss)		26,711,903
Net increase (decrease) in net assets resulting from operations		$134,573,844
Statement of Changes in Net Assets

	Year ended August 31, 2025	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$107,861,941	$177,244
Net realized gain (loss)	(5,124,766)	(45,797)
Change in net unrealized appreciation (depreciation)	31,836,669	(204,897)
Net increase (decrease) in net assets resulting from operations	134,573,844	(73,450)
Distributions to shareholders	(93,824,900)	(119,175)

Share transactions
Proceeds from sales of shares	4,036,073,532	87,663,467
Cost of shares redeemed	(74,933,227)	-

Net increase (decrease) in net assets resulting from share transactions	3,961,140,305	87,663,467
Total increase (decrease) in net assets	4,001,889,249	87,470,842

Net Assets
Beginning of period	90,597,168	3,126,326
End of period	$4,092,486,417	$90,597,168

Other Information
Shares
Sold	93,275,000	2,000,000
Redeemed	(1,750,000)	-
Net increase (decrease)	91,525,000	2,000,000

Financial Highlights
Fidelity® Investment Grade Securitized ETF

Years ended August 31,	2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$43.66	$41.68	$43.99	$49.93	$50.00
Income from Investment Operations
Net investment income (loss) B,C	1.896	1.587	1.365	.301	.023
Net realized and unrealized gain (loss)	(.341) D	1.784 D	(2.294)	(5.501)	.160
Total from investment operations	1.555	3.371	(.929)	(5.200)	.183
Distributions from net investment income	(1.495)	(1.391)	(1.381)	(.300)	(.078) E
Distributions from net realized gain	-	-	-	-	(.027) E
Distributions from tax return of capital	-	-	-	(.440)	(.145)
Total distributions	(1.495)	(1.391)	(1.381)	(.740)	(.250)
Net asset value, end of period	$43.72	$43.66	$41.68	$43.99	$49.93
Total Return F,G,H	3.66%	8.30%	(2.10)%	(10.49)%	.36%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.36%	.36%	.37%	.36%	.36% K
Expenses net of fee waivers, if any	.36%	.36%	.36%	.36%	.36% K
Expenses net of all reductions, if any	.36%	.34%	.36%	.36%	.36% K
Net investment income (loss)	4.42%	4.04%	3.22%	.63%	.09% K
Supplemental Data
Net assets, end of period (000 omitted)	$4,092,486	$90,597	$3,126	$3,299	$9,986
Portfolio turnover rate L	967%	358%	865%	141%	65% M

AFor the period March 2, 2021 (commencement of operations) through August 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HBased on net asset value.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MAmount not annualized.
Fidelity® Limited Term Bond ETF
Schedule of Investments August 31, 2025
Showing Percentage of Net Assets
Asset-Backed Securities - 9.3%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.4%
Hartwick Park Clo Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 5.4855% 1/20/2037 (b)(c)(d)	330,000	330,003
Neuberger Berman Ln Advisers Nbla Clo 50 Ltd / Neuberger Berman Ln Series 2024-50A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.569% 7/23/2036 (b)(c)(d)	364,000	364,540
Valley Stream Pk Clo Ltd / Vy Stream Pk Clo LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 5.5155% 1/20/2037 (b)(c)(d)	250,000	249,737
TOTAL BAILIWICK OF JERSEY		944,280
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (b)	45,612	46,218
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (b)	61,140	61,895
TOTAL CANADA		108,113
GRAND CAYMAN (UK OVERSEAS TER) - 3.8%
Ares Lii Clo Ltd Series 2025-52A Class A1RR, CME Term SOFR 3 month Index + 0.88%, 5.212% 4/22/2031 (b)(c)(d)	201,875	201,623
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 5.6215% 7/15/2038 (b)(c)(d)	500,000	502,322
Bain Capital Credit Clo Ltd Series 2025-5A Class ARR, CME Term SOFR 3 month Index + 1.15%, 5.3352% 4/20/2034 (b)(c)(d)	710,000	709,993
Barings CLO Ltd Series 2024-3A Class A1RR, CME Term SOFR 3 month Index + 1.14%, 5.4655% 1/20/2036 (b)(c)(d)	200,000	200,121
Benefit Street Partners Clo Xxii Ltd Series 2025-22A Class ARR, CME Term SOFR 3 month Index + 1.15%, 5.4755% 4/20/2035 (b)(c)(d)	780,000	781,244
Buckhorn Park Clo Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 5.399% 7/18/2034 (b)(c)(d)	421,000	420,997
Dryden 68 Clo Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 5.4176% 7/15/2035 (b)(c)(d)	375,000	375,275
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.38%, 5.5835% 5/20/2036 (b)(c)(d)	250,000	250,425
Flatiron Clo 28 Ltd / Flatiron Clo LLC Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.6376% 7/15/2036 (b)(c)(d)	359,000	359,000
Flatiron Clo 28 Ltd / Flatiron Clo LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.08%, 5.3326% 7/15/2036 (b)(c)(d)	1,009,000	1,009,000
Flatiron Clo Ltd Series 2025-1A Class AR2, CME Term SOFR 3 month Index + 1.18%, 5.3652% 11/16/2034 (b)(c)(d)	597,008	597,382
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 5.3976% 7/15/2034 (b)(c)(d)	372,000	372,348
Magnetite Xxii Ltd / Magnetite Xxii LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 5.5676% 7/15/2036 (b)(c)(d)	311,000	311,411
OCP CLO Series 2025-11A Class XR, CME Term SOFR 3 month Index + 0.95%, 5.2564% 7/26/2038 (b)(c)(d)	470,000	470,543
Oha Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.614% 7/20/2038 (b)(c)(d)	431,000	432,201
Palmer Square CLO Series 2025-1A Class A1A5, CME Term SOFR 3 month Index + 1.05%, 5.265% 5/21/2034 (b)(c)(d)	443,000	443,379
Palmer Square Ln Fdg 2025-2 Ltd / Palmer Square Ln Fdg 2025-2 LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 5.2277% 7/15/2033 (b)(c)(d)	940,000	940,212
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.3176% 1/15/2033 (b)(c)(d)	208,318	208,568
Palmer Square Loan Funding Ltd Series 2024-3A Class A1, CME Term SOFR 3 month Index + 1.08%, 5.3143% 8/8/2032 (b)(c)(d)	177,246	177,352
Rr 16 Ltd Series 2021-16A Class A1, CME Term SOFR 3 month Index + 1.3716%, 5.6892% 7/15/2036 (b)(c)(d)	250,000	250,561
TCI-Symphony CLO Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.1916%, 5.5092% 7/15/2030 (b)(c)(d)	281,395	281,528
Voya Clo 2022-1 Ltd / Voya Clo 2022-1 LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.5755% 4/20/2035 (b)(c)(d)	250,000	250,311
Voya CLO Ltd Series 2024-2A Class AR, CME Term SOFR 3 month Index + 1.2%, 5.5255% 7/20/2032 (b)(c)(d)	339,612	339,926
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		9,885,722
UNITED STATES - 5.1%
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (b)	25,421	25,166
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (b)	112,804	107,911
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (b)	290,822	273,840
Affirm Asset Securitization Trust Series 2024-X2 Class A, 5.22% 12/17/2029 (b)	135,668	135,777
Affirm Asset Securitization Trust Series 2025-X1 Class A, 5.08% 4/15/2030 (b)	144,722	144,902
ARI Fleet Lease Trust Series 2023-B Class A2, 6.05% 7/15/2032 (b)	129,867	130,946
ARI Fleet Lease Trust Series 2024-B Class A3, 5.26% 4/15/2033 (b)	100,000	102,023
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (b)	100,000	101,299
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (b)	340,829	321,242
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	72,342	73,285
Carvana Auto Receivables Trust 2025-P2 Series 2025-P2 Class A3, 4.55% 8/12/2030	310,000	312,912
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (b)	36,210	35,995
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (b)	2,591	2,588
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/2030	536,000	553,527
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (b)	72,000	72,577
Daimler Trucks Retail Trust Series 2024-1 Class A3, 5.49% 12/15/2027	209,000	210,796
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (b)	962,500	932,583
Dell Equipment Finance Trust Series 2023-3 Class A3, 5.93% 4/23/2029 (b)	142,974	143,770
Dell Equipment Finance Trust Series 2024-2 Class A3, 4.59% 8/22/2030 (b)	100,000	100,580
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (b)	19,000	19,451
DLLMT LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	117,000	118,141
Domino's Pizza Master Issuer LLC Series 2018-1A Class A2II, 4.328% 7/25/2048 (b)	47,375	47,176
Domino's Pizza Master Issuer LLC Series 2025-1A Class A2I, 4.93% 7/25/2055 (b)	730,000	732,966
Enterprise Fleet Financing LLC Series 2022-3 Class A2, 4.38% 7/20/2029 (b)	12,614	12,610
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (b)	68,134	69,150
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (b)	206,000	208,909
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (b)	88,000	88,749
Enterprise Fleet Financing LLC Series 2025-1 Class A3, 4.82% 2/20/2029 (b)	260,000	264,288
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (b)	50,000	50,934
Flatiron Clo 23 LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.24%, 5.5624% 4/17/2036 (b)(c)(d)	541,000	541,535
Flatiron Rr Clo 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 5.2276% 10/15/2034 (b)(c)(d)	680,000	679,197
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class B, 5.48% 4/15/2029 (b)	192,000	194,786
Fordf Series 2025-1 Class A1, 4.63% 4/15/2030	330,000	334,834
Fordf Series 2025-1 Class B, 4.84% 4/15/2030	165,000	166,404
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (b)	425,000	428,618
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A1, 5.13% 3/15/2029 (b)	360,000	365,027
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (b)	100,000	101,351
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (b)	100,000	101,708
Marlette Funding Trust 2025-1 Series 2025-1A Class A, 4.75% 7/16/2035 (b)	90,595	90,687
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (b)	4,746	4,749
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	330,000	330,335
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (b)	84,428	85,077
Nissan Master Owner Tr Receivable Series 2024-B Class A, 5.05% 2/15/2029 (b)	113,000	114,280
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (b)	33,903	33,924
Oportun Issuance Trust 2025-B Series 2025-B Class A, 4.88% 5/9/2033 (b)	285,000	286,702
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (b)	135,000	135,161
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (b)	196,432	201,198
Porsche Finl Auto Securitization Tr 2023-2 Series 2023-2A Class A3, 5.79% 1/22/2029 (b)	105,889	106,852
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (b)	86,000	85,020
SLAM Ltd. / SLAM LLC Series 2021-1A Class A, 2.434% 6/15/2046 (b)	1,182,979	1,114,229
Tesla Electric Vehicle Trust Series 2023-1 Class A3, 5.38% 6/20/2028 (b)	184,000	185,451
Upstart Securitization Trust Series 2023-3 Class A, 6.9% 10/20/2033 (b)	50,791	51,082
USB Auto Owner Trust 2025-1 Series 2025-1A Class A3, 4.49% 6/17/2030 (b)	150,000	151,773
Verizon Master Trust Series 2024-8 Class A1A, 4.62% 11/20/2030	470,000	476,779
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (b)	197,154	199,752
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (b)	89,614	90,314
Wheels Fleet Lease Funding 1 LLC Series 2024-3A Class A1, 4.8% 9/19/2039 (b)	305,000	307,513
Wheels Fleet Lease Funding 1 LLC Series 2025-2A Class A1, 4.41% 5/18/2040 (b)	600,000	602,462
World Omni Auto Trust Series 2024-C Class A3, 4.43% 12/17/2029	194,000	194,807
TOTAL UNITED STATES		13,155,700
TOTAL ASSET-BACKED SECURITIES (Cost $24,117,626)		24,093,815

Bank Loan Obligations - 1.5%
	Principal Amount (a)	Value ($)
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 5/23/2030 (c)(d)(e)(f)	50,000	49,750
NETHERLANDS - 0.0%
Industrials - 0.0%
Building Products - 0.0%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5456% 1/17/2032 (c)(d)(f)	38,039	38,023
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.816% 11/15/2030 (c)(d)(f)	59,300	56,072
UNITED STATES - 1.5%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
Level 3 Financing Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.566% 3/29/2032 (c)(d)(f)	10,000	10,040
Lumen Technologies Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7805% 4/16/2029 (c)(d)(f)	34,911	34,678
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7805% 4/15/2030 (c)(d)(f)	74,809	74,280
		118,998
Media - 0.2%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8956% 6/18/2029 (c)(d)(f)	64,577	61,962
CSC Holdings LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8631% 1/18/2028 (c)(d)(f)	54,859	54,644
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6805% 1/31/2029 (c)(d)(f)	117,660	116,925
Virgin Media Bristol LLC Tranche Q 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.7276% 1/31/2029 (c)(d)(f)	60,000	59,830
		293,361
TOTAL COMMUNICATION SERVICES		412,359

Consumer Discretionary - 0.4%
Automobile Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.066% 1/28/2032 (c)(d)(f)	5,000	5,000
Automobiles - 0.0%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9305% 6/3/2028 (c)(d)(f)	53,486	52,411
Broadline Retail - 0.0%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.566% 1/23/2032 (c)(d)(f)	113,305	113,532
Distributors - 0.0%
Solenis Holdings Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2956% 6/20/2031 (c)(d)(f)	50,365	50,135
Diversified Consumer Services - 0.0%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5774% 3/4/2028 (c)(d)(f)	119,152	100,609
TKC Holdings Inc 1LN, term loan 13.5% 2/15/2027 (c)(f)	28,001	28,001
		128,610
Hotels, Restaurants & Leisure - 0.2%
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.566% 1/29/2029 (c)(d)(f)	74,807	74,723
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.066% 1/28/2032 (c)(d)(f)	59,850	59,934
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5572% 6/1/2028 (c)(d)(f)	59,715	57,812
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5695% 12/30/2026 (c)(d)(f)	34,634	33,278
		225,747
Household Durables - 0.0%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.666% 6/29/2028 (c)(d)(f)	44,984	40,598
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6805% 10/30/2027 (c)(d)(f)	9,905	9,871
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.666% 10/30/2027 (c)(d)(f)	4,962	4,941
		55,410
Leisure Products - 0.0%
Hayward Industries Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.9305% 5/30/2028 (c)(d)(f)	54,154	54,184
Specialty Retail - 0.2%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2099% 6/6/2031 (c)(d)(f)	64,285	62,345
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.3599% 6/6/2031 (c)(d)(f)	54,870	54,225
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.6805% 4/16/2028 (c)(d)(f)	54,154	53,642
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.816% 1/30/2031 (c)(d)(f)	19,948	19,901
		190,113
TOTAL CONSUMER DISCRETIONARY		875,142

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 0% 8/6/2030 (c)(d)(e)(f)	45,000	43,903
Food Products - 0.0%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% 8/2/2028 (c)(d)(f)(g)	8,672	4,119
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% 8/2/2028 (c)(d)(f)(g)	2,523	1,199
Del Monte Foods Corp II Inc Tranche TLA DIP, term loan CME Term SOFR 3 month Index + 0.1%, 13.9612% 3/30/2026 (c)(d)(f)	21,039	20,057
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 0.1%, 13.964% 3/30/2026 (c)(d)(f)	27,294	21,290
Nourish Buyer I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8294% 7/12/2032 (c)(d)(f)	30,000	29,775
		76,440
TOTAL CONSUMER STAPLES		120,343

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2956% 12/30/2027 (c)(d)(f)	53,982	53,982
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.8075% 10/30/2028 (c)(d)(f)	89,813	42,773
		96,755
Financials - 0.2%
Capital Markets - 0.0%
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0712% 2/3/2032 (c)(d)(f)	74,445	74,306
Financial Services - 0.1%
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0406% 7/1/2032 (c)(d)(f)	25,000	24,766
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.816% 7/31/2031 (c)(d)(f)	39,875	39,784
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.316% 7/31/2031 (c)(d)(f)	15,000	14,962
Nexus Buyer LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.066% 2/16/2032 (c)(d)(f)	30,000	29,813
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.9535% 2/20/2032 (c)(d)(f)	80,000	80,175
		189,500
Insurance - 0.1%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.316% 11/6/2030 (c)(d)(f)	4,975	4,967
Alliant Hldgs Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.823% 9/19/2031 (c)(d)(f)	49,326	49,206
Asurion LLC Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.416% 8/19/2028 (c)(d)(f)	59,152	58,902
USI Inc/NY Tranche D 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5456% 11/21/2029 (c)(d)(f)	54,178	54,094
		167,169
TOTAL FINANCIALS		430,975

Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.566% 1/15/2031 (c)(d)(f)	95,000	95,017
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.316% 10/23/2028 (c)(d)(f)	102,768	102,757
QuidelOrtho Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 8/16/2032 (c)(d)(e)(f)	60,000	59,250
		257,024
Health Care Technology - 0.0%
AthenaHealth Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.066% 2/15/2029 (c)(d)(f)	34,356	34,320
Pharmaceuticals - 0.0%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.566% 10/8/2030 (c)(d)(f)	110,000	108,381
TOTAL HEALTH CARE		399,725

Industrials - 0.1%
Building Products - 0.0%
Oscar Acquisitionco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5456% 4/29/2029 (c)(d)(f)	13	12
Commercial Services & Supplies - 0.1%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.566% 12/21/2028 (c)(d)(f)	59,139	59,001
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5904% 8/6/2032 (c)(d)(f)	25,000	25,071
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.4294% 4/11/2029 (c)(d)(f)	39,207	38,031
		122,103
Ground Transportation - 0.0%
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.0456% 4/10/2031 (c)(d)(f)	39,700	39,506
Machinery - 0.0%
Beach Acquisition Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 6/28/2032 (c)(d)(e)(f)	5,000	5,029
Passenger Airlines - 0.0%
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0406% 4/1/2031 (c)(d)(f)	5,000	5,023
TOTAL INDUSTRIALS		171,673

Information Technology - 0.2%
Communications Equipment - 0.0%
CommScope LLC 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.066% 12/17/2029 (c)(d)(f)	60,000	60,994
Electronic Equipment, Instruments & Components - 0.0%
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1017% 7/12/2032 (c)(d)(f)	5,000	5,012
IT Services - 0.1%
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5792% 2/10/2028 (c)(d)(f)	29,805	28,432
X Corp 1LN, term loan 9.5% 10/26/2029 (f)	46,000	45,187
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.9579% 10/26/2029 (c)(d)(f)	124,808	121,911
		195,530
Software - 0.1%
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.316% 12/11/2028 (c)(d)(f)	89,215	89,131
Cloud Software Group Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.4829% 8/13/2032 (c)(d)(f)	10,000	10,014
Cloud Software Group Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.4829% 3/21/2031 (c)(d)(f)	40,000	40,092
Ellucian Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.066% 11/22/2032 (c)(d)(f)	10,000	10,275
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.066% 10/9/2029 (c)(d)(f)	5,000	5,003
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3195% 6/2/2028 (c)(d)(f)	74,819	70,942
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 8/31/2028 (c)(d)(e)(f)	30,000	30,135
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.316% 8/31/2028 (c)(d)(f)	69,823	70,138
		325,730
Technology Hardware, Storage & Peripherals - 0.0%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3407% 2/20/2032 (c)(d)(f)	35,289	35,157
TOTAL INFORMATION TECHNOLOGY		622,423

Materials - 0.2%
Chemicals - 0.2%
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.416% 11/24/2027 (c)(d)(f)	54,156	52,369
Arc Falcon I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.916% 9/30/2028 (c)(d)(f)	54,159	54,173
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.375%, 8.082% 10/4/2029 (c)(d)(f)	54,316	54,135
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3206% 7/3/2028 (c)(d)(f)	34,813	30,614
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3599% 3/15/2029 (c)(d)(f)	69,134	68,976
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.666% 4/2/2029 (c)(d)(f)	54,899	49,272
Iris Holding Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.1579% 6/28/2028 (c)(d)(f)	50,000	48,339
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0579% 8/25/2031 (c)(d)(f)	68,735	67,639
Olympus Water US Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 7/26/2032 (c)(d)(e)(f)	5,000	4,983
Scih Salt Hldgs Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.1971% 1/31/2029 (c)(d)(f)	9,975	9,990
		440,490
Containers & Packaging - 0.0%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 7.491% 4/13/2029 (c)(d)(f)	95,829	95,697
Metals & Mining - 0.0%
Vibrantz Technologies Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.7285% 4/23/2029 (c)(d)(f)	49,923	39,449
TOTAL MATERIALS		575,636

Utilities - 0.0%
Electric Utilities - 0.0%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.0643% 4/16/2031 (c)(d)(f)	5,000	5,004
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.6036% 1/27/2031 (c)(d)(f)	49,450	49,442
		54,446
Independent Power and Renewable Electricity Producers - 0.0%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.816% 3/29/2030 (c)(d)(f)	24,844	25,009
TOTAL UTILITIES		79,455

TOTAL UNITED STATES		3,784,486
TOTAL BANK LOAN OBLIGATIONS (Cost $3,964,428)		3,928,331

Collateralized Mortgage Obligations - 0.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.7%
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/2066 (b)	310,639	276,248
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(c)	59,716	58,740
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(c)	61,109	60,784
CSMC Trust Series 2021-RPL9 Class A1, 3.858% 2/25/2061 (b)(c)	481,400	506,488
Fannie Mae Guaranteed REMIC Series 2019-33 Class N, 3% 3/25/2048	194,301	185,951
Fannie Mae Guaranteed REMIC Series 2019-59 Class AB, 2.5% 10/25/2039	69,692	63,930
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-4903 Class DA, 3% 10/25/2048	97,871	92,358
Gcat 2021-Nqm7 Tr Series 2021-NQM7 Class A1, 1.915% 8/25/2066 (b)	153,755	142,308
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 5.25% 7/25/2067 (b)(c)	377,539	377,454
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/2059 (b)	40,499	37,909
TOTAL UNITED STATES		1,802,170
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,849,952)		1,802,170

Commercial Mortgage Securities - 2.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.8%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 6.1066% 6/15/2040 (b)(c)(d)	445,000	446,947
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (b)	106,373	102,114
BBCMS Mortgage Trust Series 2017-C1 Class ASB, 3.488% 2/15/2050	238,555	236,328
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 5.4785% 9/15/2026 (b)(c)(d)	352,000	348,287
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.735% 6/15/2041 (b)(c)(d)	100,000	100,188
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 6.0044% 5/15/2041 (b)(c)	129,271	129,594
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.1666% 10/15/2036 (b)(c)(d)	323,000	322,799
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.376% 2/15/2039 (b)(c)(d)	228,112	228,112
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6559% 12/15/2039 (b)(c)(d)	57,768	57,931
BX Commercial Mortgage Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.8065% 4/15/2040 (b)(c)(d)	404,324	405,209
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.805% 4/15/2041 (b)(c)(d)	154,094	154,479
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.5069% 3/15/2030 (b)(c)(d)	381,512	381,035
BX Trust 2025-ROIC Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.7566% 3/15/2030 (b)(c)(d)	55,782	55,542
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 5.3275% 11/15/2038 (b)(c)(d)	273,478	273,393
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.5131% 2/15/2035 (b)(c)(d)	645,000	645,101
Cent Trust Series 2025-CITY Class A, 5.0909% 7/10/2040 (b)(c)	124,000	125,595
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (b)	483,681	418,709
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (b)	339,435	283,614
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class AAB, 3.368% 2/10/2049	2,490	2,486
COMM Mortgage Trust Series 2020-SBX Class A, 1.67% 1/10/2038 (b)	625,000	623,956
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.1795% 11/15/2038 (b)(c)(d)	439,339	439,065
EQT Trust Series 2024-EXTR Class A, 5.3308% 7/5/2041 (b)(c)	406,000	415,632
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.4285% 10/15/2036 (b)(c)(d)	190,000	189,882
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 5.9785% 9/15/2029 (b)(c)(d)	46,734	45,802
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28 Class A3, 3.272% 1/15/2049	88,380	87,978
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4522% 11/15/2040 (b)(c)(d)	6,631	6,635
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.2084% 11/15/2038 (b)(c)(d)	250,814	250,735
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.606% 12/15/2039 (b)(c)(d)	240,000	240,000
Wells Fargo Commercial Mortgage Trust Series 2017-RC1 Class ASB, 3.453% 1/15/2060	29,336	29,227
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 6.1544% 10/15/2041 (b)(c)(d)	147,000	147,228
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.2704% 3/15/2038 (b)(c)	104,000	104,453
TOTAL UNITED STATES		7,298,056
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $7,421,864)		7,298,056

Common Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc (Cost $3,932)	414	1,018

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Communication Services - 0.0%
Media - 0.0%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	34,032	69,262
Financials - 0.1%
Financial Services - 0.1%
Redfin Corp 0.5% 4/1/2027	109,000	100,278
Information Technology - 0.0%
Software - 0.0%
Riot Platforms Inc 0.75% 1/15/2030 (b)	45,000	53,955
TOTAL UNITED STATES		223,495
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $181,996)		223,495

Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount (a)	Value ($)
MEXICO - 0.2%
United Mexican States 3.25% 4/16/2030	200,000	186,983
United Mexican States 6% 5/13/2030	200,000	209,100
TOTAL MEXICO		396,083
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $398,494)		396,083

Non-Convertible Corporate Bonds - 70.1%
	Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Azule Energy Finance Plc 8.125% 1/23/2030 (b)	25,000	25,323
AUSTRALIA - 0.9%
Financials - 0.4%
Banks - 0.4%
Westpac Banking Corp 4.11% 7/24/2034 (c)	1,215,000	1,189,196
Materials - 0.5%
Metals & Mining - 0.5%
Glencore Funding LLC 4.907% 4/1/2028 (b)	790,000	803,122
Glencore Funding LLC 5.338% 4/4/2027 (b)	350,000	355,342
Mineral Resources Ltd 9.25% 10/1/2028 (b)	111,000	116,041
		1,274,505
TOTAL AUSTRALIA		2,463,701
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (b)	20,000	19,455
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ERO Copper Corp 6.5% 2/15/2030 (b)	84,000	81,900
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (b)(c)	40,000	39,718

TOTAL BRAZIL		121,618
CANADA - 2.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
TELUS Corp 6.625% 10/15/2055 (c)	50,000	50,867
Wireless Telecommunication Services - 0.2%
Rogers Communications Inc 3.2% 3/15/2027	480,000	472,286
TOTAL COMMUNICATION SERVICES		523,153

Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (b)	74,000	72,029
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (b)	58,000	54,231
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (b)	55,000	55,655
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (b)	37,000	37,898
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (b)	61,000	61,442
		281,255
Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (b)	30,000	22,275
Energy - 1.0%
Energy Equipment & Services - 0.0%
Precision Drilling Corp 7.125% 1/15/2026 (b)	13,000	12,994
Oil, Gas & Consumable Fuels - 1.0%
Baytex Energy Corp 7.375% 3/15/2032 (b)	25,000	24,427
Canadian Natural Resources Ltd 5% 12/15/2029 (b)	130,000	132,514
Enbridge Inc 1.6% 10/4/2026	270,000	262,425
Enbridge Inc 4.6% 6/20/2028	76,000	76,812
Enbridge Inc 5.3% 4/5/2029	316,000	326,168
Enbridge Inc 5.9% 11/15/2026	857,000	871,994
Parkland Corp 6.625% 8/15/2032 (b)	50,000	51,496
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027	529,000	533,535
		2,279,371
TOTAL ENERGY		2,292,365

Financials - 0.4%
Banks - 0.3%
Bank of Nova Scotia/The 5.13% 2/14/2031 (c)	480,000	493,781
Toronto Dominion Bank 4.783% 12/17/2029	359,000	366,840
		860,621
Insurance - 0.1%
Empower Finance 2020 LP 1.357% 9/17/2027 (b)	258,000	243,299
TOTAL FINANCIALS		1,103,920

Industrials - 0.1%
Commercial Services & Supplies - 0.0%
Wrangler Holdco Corp 6.625% 4/1/2032 (b)	31,000	32,316
Ground Transportation - 0.1%
Canadian Pacific Railway Co 1.75% 12/2/2026	155,000	150,582
Machinery - 0.0%
New Flyer Holdings Inc 9.25% 7/1/2030 (b)	10,000	10,727
TOTAL INDUSTRIALS		193,625

Information Technology - 0.1%
Software - 0.1%
Open Text Corp 3.875% 2/15/2028 (b)	140,000	136,080
Materials - 0.3%
Chemicals - 0.2%
Methanex Corp 5.125% 10/15/2027	80,000	79,644
Nutrien Ltd 4.9% 3/27/2028	520,000	528,888
		608,532
Containers & Packaging - 0.0%
Toucan FinCo Ltd/Toucan FinCo Can Inc/Toucan FinCo US LLC 9.5% 5/15/2030 (b)	45,000	44,969
Metals & Mining - 0.1%
Capstone Copper Corp 6.75% 3/31/2033 (b)	25,000	25,673
Hudbay Minerals Inc 4.5% 4/1/2026 (b)	101,000	100,307
New Gold Inc 6.875% 4/1/2032 (b)	20,000	20,847
		146,827
TOTAL MATERIALS		800,328

TOTAL CANADA		5,353,001
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd 5.75% 11/24/2028 (b)	40,000	14,850
Gran Tierra Energy Inc 9.5% 10/15/2029 (b)	23,000	18,717
		33,567
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (b)	55,000	50,463
TOTAL COLOMBIA		84,030
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd 7.875% 1/23/2030 (b)	34,000	34,431
DENMARK - 0.4%
Financials - 0.4%
Banks - 0.4%
Danske Bank A/S 4.298% 4/1/2028 (b)(c)	620,000	620,146
Danske Bank A/S 6.259% 9/22/2026 (b)(c)	376,000	376,348

TOTAL DENMARK		996,494
FRANCE - 1.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA 5.125% 7/15/2029 (b)	19,000	16,245
Altice France SA 5.5% 1/15/2028 (b)	16,000	14,080
Altice France SA 5.5% 10/15/2029 (b)	5,000	4,288
		34,613
Energy - 0.0%
Energy Equipment & Services - 0.0%
Viridien 10% 10/15/2030 (b)	24,000	23,983
Financials - 1.5%
Banks - 1.5%
BNP Paribas SA 1.323% 1/13/2027 (b)(c)	333,000	329,111
BNP Paribas SA 4.792% 5/9/2029 (b)(c)	680,000	686,373
BPCE SA 1.652% 10/6/2026 (b)(c)	198,000	197,445
BPCE SA 2.045% 10/19/2027 (b)(c)	378,000	367,710
BPCE SA 6.714% 10/19/2029 (b)(c)	300,000	318,437
Societe Generale SA 1.488% 12/14/2026 (b)(c)	168,000	166,468
Societe Generale SA 1.792% 6/9/2027 (b)(c)	336,000	328,885
Societe Generale SA 5.249% 5/22/2029 (b)(c)	680,000	690,317
Societe Generale SA 5.5% 4/13/2029 (b)(c)	640,000	654,170
		3,738,916
TOTAL FRANCE		3,797,512
GERMANY - 2.5%
Consumer Discretionary - 0.4%
Automobile Components - 0.0%
ZF North America Capital Inc 6.75% 4/23/2030 (b)	40,000	38,987
Automobiles - 0.4%
Mercedes-Benz Finance North America LLC 4.8% 3/30/2028 (b)	310,000	315,112
Volkswagen Group of America Finance LLC 1.25% 11/24/2025 (b)	90,000	89,327
Volkswagen Group of America Finance LLC 4.35% 6/8/2027 (b)	320,000	319,109
Volkswagen Group of America Finance LLC 5.7% 9/12/2026 (b)	210,000	212,410
		935,958
TOTAL CONSUMER DISCRETIONARY		974,945

Financials - 1.4%
Capital Markets - 1.4%
Deutsche Bank AG/New York NY 2.129% 11/24/2026 (c)	388,000	385,796
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (c)	1,297,000	1,265,150
Deutsche Bank AG/New York NY 4.95% 8/4/2031 (c)	600,000	604,933
Deutsche Bank AG/New York NY 5.373% 1/10/2029 (c)	500,000	511,296
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (c)	540,000	568,166
		3,335,341
Health Care - 0.4%
Pharmaceuticals - 0.4%
Bayer US Finance II LLC 4.25% 12/15/2025 (b)	180,000	179,717
Bayer US Finance II LLC 4.375% 12/15/2028 (b)	896,000	892,557
		1,072,274
Industrials - 0.3%
Machinery - 0.3%
Daimler Truck Finance North America LLC 2% 12/14/2026 (b)	350,000	340,425
Daimler Truck Finance North America LLC 4.95% 1/13/2028 (b)	152,000	154,140
Daimler Truck Finance North America LLC 5.125% 9/25/2027 (b)	150,000	152,443
TK Elevator US Newco Inc 5.25% 7/15/2027 (b)	154,000	153,563
		800,571
TOTAL GERMANY		6,183,131
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 7.125% 4/4/2026 (b)	60,000	59,460
Kosmos Energy Ltd 7.75% 5/1/2027 (b)	35,000	33,130

TOTAL GHANA		92,590
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (b)	98,000	100,832
IRELAND - 1.9%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Treasury DAC 5.875% 6/4/2031 (b)	85,000	86,547
Financials - 0.9%
Banks - 0.1%
Bank of Ireland Group PLC 5.601% 3/20/2030 (b)(c)	242,000	251,343
Consumer Finance - 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75% 1/30/2026	145,000	143,340
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	151,000	147,907
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027	1,490,000	1,522,586
		1,813,833
Financial Services - 0.1%
GGAM Finance Ltd 5.875% 3/15/2030 (b)	58,000	58,578
GGAM Finance Ltd 6.875% 4/15/2029 (b)	18,000	18,629
GGAM Finance Ltd 7.75% 5/15/2026 (b)	117,000	117,402
		194,609
TOTAL FINANCIALS		2,259,785

Industrials - 1.0%
Transportation Infrastructure - 1.0%
Avolon Holdings Funding Ltd 2.528% 11/18/2027 (b)	500,000	479,872
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (b)	596,000	601,946
Avolon Holdings Funding Ltd 5.5% 1/15/2026 (b)	552,000	552,894
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (b)	950,000	993,603
		2,628,315
TOTAL IRELAND		4,974,647
ISRAEL - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energean Israel Finance Ltd 5.375% 3/30/2028 (b)(h)	15,000	14,550
Energean PLC 6.5% 4/30/2027 (b)	116,000	114,715
		129,265
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	245,000	250,419
TOTAL ISRAEL		379,684
ITALY - 0.4%
Financials - 0.1%
Banks - 0.1%
Intesa Sanpaolo SpA 5.71% 1/15/2026 (b)	357,000	357,798
Utilities - 0.3%
Electric Utilities - 0.3%
Enel Finance International NV 5.125% 6/26/2029 (b)	660,000	676,482
TOTAL ITALY		1,034,280
JAPAN - 1.2%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
NTT Finance Corp 1.591% 4/3/2028 (b)	450,000	421,853
NTT Finance Corp 4.567% 7/16/2027 (b)	200,000	201,269
NTT Finance Corp 4.62% 7/16/2028 (b)	320,000	323,414
		946,536
Consumer Staples - 0.1%
Tobacco - 0.1%
Japan Tobacco Inc 4.85% 5/15/2028 (b)	277,000	281,822
Japan Tobacco Inc 5.21% 6/15/2030 (b)	232,000	240,934
		522,756
Financials - 0.7%
Banks - 0.7%
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (c)	300,000	292,684
Mitsubishi UFJ Financial Group Inc 1.64% 10/13/2027 (c)	160,000	155,416
Mitsubishi UFJ Financial Group Inc 5.354% 9/13/2028 (c)	300,000	306,870
Mizuho Financial Group Inc 1.234% 5/22/2027 (c)	80,000	78,235
Mizuho Financial Group Inc 1.554% 7/9/2027 (c)	100,000	97,694
Mizuho Financial Group Inc 4.711% 7/8/2031 (c)	415,000	419,775
Mizuho Financial Group Inc 5.667% 5/27/2029 (c)	250,000	259,470
		1,610,144
Capital Markets - 0.0%
Nomura Holdings Inc 1.653% 7/14/2026	100,000	97,776
TOTAL FINANCIALS		1,707,920

TOTAL JAPAN		3,177,212
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5% 1/15/2028 (b)	15,000	12,248
Information Technology - 0.0%
Software - 0.0%
ION Trading Technologies Sarl 5.75% 5/15/2028 (b)	60,000	58,174
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (b)	10,000	8,603
TOTAL LUXEMBOURG		79,025
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (b)	35,000	35,000
MEXICO - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Petroleos Mexicanos 6.49% 1/23/2027	420,000	420,567
Petroleos Mexicanos 6.5% 3/13/2027	600,000	602,700

TOTAL MEXICO		1,023,267
NETHERLANDS - 0.7%
Consumer Staples - 0.1%
Food Products - 0.1%
JDE Peet's NV 1.375% 1/15/2027 (b)	344,000	329,748
Financials - 0.6%
Banks - 0.6%
ABN AMRO Bank NV 1.542% 6/16/2027 (b)(c)	186,000	181,868
Cooperatieve Rabobank UA 1.98% 12/15/2027 (b)(c)	375,000	364,114
ING Groep NV 1.726% 4/1/2027 (c)	181,000	178,306
ING Groep NV 5.335% 3/19/2030 (c)	711,000	733,871
		1,458,159
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 8/19/2028	146,000	146,308
TOTAL NETHERLANDS		1,934,215
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 7.875% 5/29/2030 (b)	21,000	21,418
IHS Holding Ltd 8.25% 11/29/2031 (b)	37,000	38,057

TOTAL NIGERIA		59,475
NORWAY - 0.4%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Seadrill Finance Ltd 8.375% 8/1/2030 (b)	35,000	36,348
TGS ASA 8.5% 1/15/2030 (b)	52,000	53,063
		89,411
Oil, Gas & Consumable Fuels - 0.0%
Equinor ASA 1.75% 1/22/2026	83,000	82,160
TOTAL ENERGY		171,571

Financials - 0.3%
Banks - 0.3%
DNB Bank ASA 1.535% 5/25/2027 (b)(c)	381,000	373,439
DNB Bank ASA 1.605% 3/30/2028 (b)(c)	389,000	373,489
		746,928
TOTAL NORWAY		918,499
PANAMA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd 7.125% 10/15/2032 (b)	54,000	54,878
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 9% 1/15/2033 (b)	57,000	59,842
TOTAL PANAMA		114,720
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (b)	40,000	34,625
SPAIN - 0.2%
Financials - 0.2%
Banks - 0.2%
Banco Santander SA 1.722% 9/14/2027 (c)	400,000	389,122
Banco Santander SA 5.365% 7/15/2028 (c)	200,000	204,047

TOTAL SPAIN		593,169
SWITZERLAND - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
UBS Group AG 1.305% 2/2/2027 (b)(c)	100,000	98,709
UBS Group AG 6.246% 9/22/2029 (b)(c)	700,000	738,947
		837,656
Industrials - 0.0%
Aerospace & Defense - 0.0%
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (b)	45,000	45,483
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (b)	10,000	10,399
		55,882
TOTAL SWITZERLAND		893,538
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (b)	65,000	67,275
UNITED KINGDOM - 5.5%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Macquarie Airfinance Holdings Ltd 8.125% 3/30/2029 (b)	110,000	114,671
Specialty Retail - 0.0%
Belron UK Finance PLC 5.75% 10/15/2029 (b)	62,000	62,780
TOTAL CONSUMER DISCRETIONARY		177,451

Consumer Staples - 1.2%
Tobacco - 1.2%
BAT Capital Corp 4.7% 4/2/2027	540,000	542,872
BAT International Finance PLC 1.668% 3/25/2026	46,000	45,291
BAT International Finance PLC 5.931% 2/2/2029	1,100,000	1,155,981
Imperial Brands Finance PLC 4.5% 6/30/2028 (b)	380,000	382,419
Imperial Brands Finance PLC 5.5% 2/1/2030 (b)	400,000	414,347
Imperial Brands Finance PLC 6.125% 7/27/2027 (b)	440,000	454,324
		2,995,234
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG Global Finance PLC 12% 11/30/2028 (b)	184,000	203,155
Financials - 3.9%
Banks - 3.7%
Barclays PLC 2.279% 11/24/2027 (c)	380,000	370,691
Barclays PLC 4.972% 5/16/2029 (c)	600,000	608,936
Barclays PLC 5.367% 2/25/2031 (c)	804,000	829,255
Barclays PLC 5.69% 3/12/2030 (c)	1,310,000	1,363,092
HSBC Holdings PLC 4.041% 3/13/2028 (c)	340,000	338,733
HSBC Holdings PLC 4.292% 9/12/2026 (c)	340,000	339,979
HSBC Holdings PLC 4.899% 3/3/2029 (c)	408,000	413,848
HSBC Holdings PLC 5.21% 8/11/2028 (c)	1,182,000	1,200,821
HSBC Holdings PLC 5.546% 3/4/2030 (c)	500,000	519,189
HSBC Holdings PLC 6.161% 3/9/2029 (c)	480,000	500,777
Lloyds Banking Group PLC 4.818% 6/13/2029 (c)	371,000	376,247
Lloyds Banking Group PLC 5.721% 6/5/2030 (c)	500,000	523,043
Lloyds Banking Group PLC 5.871% 3/6/2029 (c)	320,000	332,277
Lloyds Banking Group PLC 5.985% 8/7/2027 (c)	230,000	233,209
NatWest Group PLC 3.073% 5/22/2028 (c)	290,000	284,470
NatWest Group PLC 4.964% 8/15/2030 (c)	720,000	735,038
NatWest Group PLC 5.115% 5/23/2031 (c)	680,000	696,575
		9,666,180
Financial Services - 0.2%
Nationwide Building Society 6.557% 10/18/2027 (b)(c)	400,000	409,333
TOTAL FINANCIALS		10,075,513

Industrials - 0.2%
Aerospace & Defense - 0.2%
BAE Systems PLC 5% 3/26/2027 (b)	200,000	202,289
BAE Systems PLC 5.125% 3/26/2029 (b)	200,000	206,272
Rolls-Royce PLC 5.75% 10/15/2027 (b)	150,000	154,011
		562,572
Materials - 0.0%
Chemicals - 0.0%
INEOS Quattro Finance 2 Plc 9.625% 3/15/2029 (b)	15,000	15,034
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (b)	50,000	50,715
TOTAL UNITED KINGDOM		14,079,674
UNITED STATES - 51.5%
Communication Services - 1.9%
Diversified Telecommunication Services - 0.4%
AT&T Inc 1.65% 2/1/2028	460,000	434,061
AT&T Inc 4.7% 8/15/2030	269,000	273,104
Cablevision Lightpath LLC 3.875% 9/15/2027 (b)	95,000	93,724
Cablevision Lightpath LLC 5.625% 9/15/2028 (b)	42,000	41,621
Frontier Communications Holdings LLC 5% 5/1/2028 (b)	97,000	96,748
Level 3 Financing Inc 3.875% 10/15/2030 (b)	25,000	21,250
Level 3 Financing Inc 4% 4/15/2031 (b)	30,000	25,125
Level 3 Financing Inc 4.875% 6/15/2029 (b)	35,000	32,638
		1,018,271
Entertainment - 0.1%
Live Nation Entertainment Inc 4.75% 10/15/2027 (b)	174,000	172,551
ROBLOX Corp 3.875% 5/1/2030 (b)	41,000	38,981
		211,532
Media - 1.3%
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 3/1/2030 (b)	35,000	33,637
CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 5/1/2027 (b)	171,000	170,138
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (b)	67,000	66,480
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	300,000	295,586
Charter Communications Operating LLC / Charter Communications Operating Capital 6.15% 11/10/2026	1,510,000	1,532,639
Clear Channel Outdoor Holdings Inc 7.125% 2/15/2031 (b)	50,000	50,789
Clear Channel Outdoor Holdings Inc 7.5% 3/15/2033 (b)	15,000	15,268
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (b)	10,000	9,297
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (b)	17,000	17,708
CSC Holdings LLC 5.5% 4/15/2027 (b)	15,000	14,426
DISH DBS Corp 5.125% 6/1/2029	50,000	41,275
DISH Network Corp 11.75% 11/15/2027 (b)	55,000	58,150
EchoStar Corp 10.75% 11/30/2029	70,000	75,337
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (c)	145,000	143,053
EW Scripps Co/The 9.875% 8/15/2030 (b)	20,000	18,801
Sirius XM Radio LLC 3.125% 9/1/2026 (b)	179,000	177,894
TEGNA Inc 5% 9/15/2029	30,000	30,031
Univision Communications Inc 7.375% 6/30/2030 (b)	94,000	94,514
Univision Communications Inc 8% 8/15/2028 (b)	55,000	57,086
Univision Communications Inc 9.375% 8/1/2032 (b)	15,000	15,796
Warnermedia Holdings Inc 3.755% 3/15/2027	312,000	307,320
		3,225,225
Wireless Telecommunication Services - 0.1%
T-Mobile USA Inc 4.95% 3/15/2028	370,000	376,963
TOTAL COMMUNICATION SERVICES		4,831,991

Consumer Discretionary - 3.5%
Automobile Components - 0.1%
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (b)	20,000	20,724
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (b)	143,000	146,192
Patrick Industries Inc 6.375% 11/1/2032 (b)	35,000	35,504
		202,420
Automobiles - 1.5%
General Motors Financial Co Inc 1.25% 1/8/2026	106,000	104,778
General Motors Financial Co Inc 2.35% 2/26/2027	910,000	883,795
General Motors Financial Co Inc 5.8% 6/23/2028	1,070,000	1,107,556
General Motors Financial Co Inc 6% 1/9/2028	550,000	569,705
Hyundai Capital America 4.875% 6/23/2027 (b)	590,000	595,036
Hyundai Capital America 5.45% 6/24/2026 (b)	230,000	231,758
Hyundai Capital America 5.6% 3/30/2028 (b)	440,000	452,819
Nissan Motor Acceptance Co LLC 2.45% 9/15/2028 (b)	5,000	4,543
Nissan Motor Acceptance Co LLC 5.55% 9/13/2029 (b)	10,000	9,867
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (b)	35,000	33,071
		3,992,928
Broadline Retail - 0.1%
Saks Global Enterprises LLC 11% 12/15/2029 (b)	44,700	17,651
Wayfair LLC 7.25% 10/31/2029 (b)	50,000	50,981
Wayfair LLC 7.75% 9/15/2030 (b)	75,000	77,487
		146,119
Distributors - 0.2%
Genuine Parts Co 4.95% 8/15/2029	500,000	510,406
Diversified Consumer Services - 0.2%
Service Corp International/US 5.75% 10/15/2032	49,000	49,487
Sotheby's 7.375% 10/15/2027 (b)	150,000	148,349
StoneMor Inc 8.5% 5/15/2029 (b)	79,000	76,214
TKC Holdings Inc 10.5% 5/15/2029 (b)	70,000	71,469
WASH Multifamily Acquisition Inc 5.75% 4/15/2026 (b)	153,000	152,914
		498,433
Hotels, Restaurants & Leisure - 0.4%
Boyd Gaming Corp 4.75% 12/1/2027	60,000	59,455
Caesars Entertainment Inc 6% 10/15/2032 (b)	41,000	40,199
Carnival Corp 5.75% 3/15/2030 (b)	31,000	31,780
Carnival Corp 5.75% 8/1/2032 (b)	15,000	15,262
Carnival Corp 5.875% 6/15/2031 (b)	52,000	53,308
Carnival Corp 6.125% 2/15/2033 (b)	113,000	116,038
Churchill Downs Inc 4.75% 1/15/2028 (b)	48,000	47,481
Churchill Downs Inc 6.75% 5/1/2031 (b)	55,000	56,528
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (b)	89,000	83,700
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (b)	53,000	50,829
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (b)	25,000	25,458
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 5% 6/1/2029 (b)	40,000	38,687
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (b)	25,000	25,510
Life Time Inc 6% 11/15/2031 (b)	45,000	45,479
Light & Wonder International Inc 7% 5/15/2028 (b)	70,000	70,166
Lindblad Expeditions LLC 7% 9/15/2030 (b)	15,000	15,362
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (b)	10,000	8,042
NCL Corp Ltd 5.875% 2/15/2027 (b)	56,000	56,118
NCL Corp Ltd 5.875% 3/15/2026 (b)	9,000	9,021
Neogen Food Safety Corp 8.625% 7/20/2030 (b)	10,000	10,474
Royal Caribbean Cruises Ltd 5.5% 4/1/2028 (b)	80,000	81,428
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (b)	15,000	15,240
Six Flags Entertainment Corp 5.5% 4/15/2027 (b)	55,000	54,854
Viking Cruises Ltd 9.125% 7/15/2031 (b)	55,000	59,257
Viking Ocean Cruises Ship VII Ltd 5.625% 2/15/2029 (b)	19,000	18,987
VOC Escrow Ltd 5% 2/15/2028 (b)	20,000	19,884
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp 5.25% 5/15/2027 (b)	36,000	36,024
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.25% 3/15/2033 (b)	25,000	25,308
		1,169,879
Household Durables - 0.1%
LGI Homes Inc 7% 11/15/2032 (b)	40,000	39,010
LGI Homes Inc 8.75% 12/15/2028 (b)	35,000	36,662
New Home Co Inc/The 8.5% 11/1/2030 (b)	15,000	15,557
Newell Brands Inc 6.375% 5/15/2030	20,000	19,737
Newell Brands Inc 8.5% 6/1/2028 (b)	30,000	31,672
Somnigroup International Inc 4% 4/15/2029 (b)	88,000	84,588
Whirlpool Corp 6.125% 6/15/2030	30,000	30,333
		257,559
Leisure Products - 0.2%
Brunswick Corp/DE 5.85% 3/18/2029	547,000	566,817
Specialty Retail - 0.7%
Advance Auto Parts Inc 5.95% 3/9/2028	239,000	243,371
Advance Auto Parts Inc 7% 8/1/2030 (b)	25,000	25,653
AutoNation Inc 1.95% 8/1/2028	540,000	505,542
AutoZone Inc 5.165% 6/15/2030	100,000	103,211
AutoZone Inc 6.25% 11/1/2028	239,000	253,830
Group 1 Automotive Inc 6.375% 1/15/2030 (b)	56,000	57,379
LBM Acquisition LLC 6.25% 1/15/2029 (b)	15,000	13,761
LBM Acquisition LLC 9.5% 6/15/2031 (b)	63,000	66,025
O'Reilly Automotive Inc 5.75% 11/20/2026	300,000	305,002
SGUS LLC 11% 12/15/2029 (b)	18,936	16,643
Staples Inc 10.75% 9/1/2029 (b)	143,000	136,923
Wand NewCo 3 Inc 7.625% 1/30/2032 (b)	20,000	21,160
		1,748,500
TOTAL CONSUMER DISCRETIONARY		9,093,061

Consumer Staples - 2.0%
Beverages - 0.5%
Constellation Brands Inc 3.6% 2/15/2028	740,000	730,255
Keurig Dr Pepper Inc 4.597% 5/25/2028	390,000	391,766
Molson Coors Beverage Co 3% 7/15/2026	183,000	180,884
		1,302,905
Consumer Staples Distribution & Retail - 1.0%
7-Eleven Inc 0.95% 2/10/2026 (b)	247,000	243,069
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.25% 3/15/2026 (b)	110,000	109,191
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (b)	37,000	35,178
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.5% 2/15/2028 (b)	103,000	104,963
C&S Group Enterprises LLC 5% 12/15/2028 (b)	27,000	24,550
Dollar General Corp 4.625% 11/1/2027	352,000	354,484
Dollar Tree Inc 4.2% 5/15/2028	380,000	379,055
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (b)	72,000	75,796
Mars Inc 4.6% 3/1/2028 (b)	701,000	709,731
Mars Inc 4.8% 3/1/2030 (b)	432,000	440,255
Performance Food Group Inc 5.5% 10/15/2027 (b)	45,000	44,939
Performance Food Group Inc 6.125% 9/15/2032 (b)	30,000	30,705
US Foods Inc 4.75% 2/15/2029 (b)	54,000	53,190
US Foods Inc 5.75% 4/15/2033 (b)	24,000	24,078
		2,629,184
Food Products - 0.2%
Bunge Ltd Finance Corp 4.1% 1/7/2028	196,000	195,892
Fiesta Purchaser Inc 7.875% 3/1/2031 (b)	21,000	22,286
Fiesta Purchaser Inc 9.625% 9/15/2032 (b)	45,000	48,349
Post Holdings Inc 4.625% 4/15/2030 (b)	35,000	33,754
Post Holdings Inc 6.375% 3/1/2033 (b)	15,000	15,152
The Campbell's Company 5.3% 3/20/2026	75,000	75,328
TreeHouse Foods Inc 4% 9/1/2028	30,000	27,866
		418,627
Personal Care Products - 0.0%
Coty Inc 5% 4/15/2026 (b)	42,000	41,736
Tobacco - 0.3%
Philip Morris International Inc 4.125% 4/28/2028	680,000	681,519
Philip Morris International Inc 4.875% 2/13/2029	200,000	204,248
		885,767
TOTAL CONSUMER STAPLES		5,278,219

Energy - 4.1%
Energy Equipment & Services - 0.2%
Archrock Partners LP / Archrock Partners Finance Corp 6.25% 4/1/2028 (b)	35,000	35,117
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (b)	26,000	26,652
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 2.061% 12/15/2026	133,000	129,444
Kodiak Gas Services LLC 7.25% 2/15/2029 (b)	45,000	46,546
Nabors Industries Inc 7.375% 5/15/2027 (b)	50,000	50,833
Nabors Industries Ltd 7.5% 1/15/2028 (b)	65,000	65,246
Transocean Inc 8% 2/1/2027 (b)	132,000	131,768
Transocean Inc 8.25% 5/15/2029 (b)	35,000	33,855
USA Compression Partners LP / USA Compression Finance Corp 6.875% 9/1/2027	90,000	90,019
USA Compression Partners LP / USA Compression Finance Corp 7.125% 3/15/2029 (b)	26,000	26,652
Valaris Ltd 8.375% 4/30/2030 (b)	35,000	36,438
		672,570
Oil, Gas & Consumable Fuels - 3.9%
Aethon United BR LP / Aethon United Finance Corp 7.5% 10/1/2029 (b)	26,000	27,119
Buckeye Partners LP 4.125% 12/1/2027	25,000	24,592
California Resources Corp 8.25% 6/15/2029 (b)	86,000	88,853
Cheniere Energy Inc 4.625% 10/15/2028	55,000	54,957
CITGO Petroleum Corp 6.375% 6/15/2026 (b)	60,000	59,962
CNX Midstream Partners LP 4.75% 4/15/2030 (b)	50,000	47,429
CNX Resources Corp 7.25% 3/1/2032 (b)	50,000	51,882
Comstock Resources Inc 5.875% 1/15/2030 (b)	35,000	32,848
Comstock Resources Inc 6.75% 3/1/2029 (b)	102,000	100,556
CVR Energy Inc 8.5% 1/15/2029 (b)	92,000	92,991
DCP Midstream Operating LP 5.625% 7/15/2027	440,000	449,211
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (b)	10,000	10,038
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (b)	89,000	93,033
Diamondback Energy Inc 5.2% 4/18/2027	352,000	357,286
Energy Transfer LP 5.5% 6/1/2027	1,090,000	1,108,506
Energy Transfer LP 6.5% 2/15/2056 (c)	43,000	42,719
EQT Corp 7.5% 6/1/2027 (b)	85,000	86,555
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029	20,000	20,268
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (b)	10,000	10,235
Harvest Midstream I LP 7.5% 5/15/2032 (b)	39,000	40,155
Hess Corp 4.3% 4/1/2027	1,540,000	1,543,575
Hess Midstream Operations LP 4.25% 2/15/2030 (b)	20,000	19,421
Hess Midstream Operations LP 5.875% 3/1/2028 (b)	60,000	61,006
Hess Midstream Operations LP 6.5% 6/1/2029 (b)	63,000	65,139
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (b)	25,000	26,070
Kinder Morgan Inc 4.3% 3/1/2028	250,000	250,951
Kinetik Holdings LP 6.625% 12/15/2028 (b)	97,000	99,795
Matador Resources Co 6.5% 4/15/2032 (b)	31,000	31,452
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (b)	15,000	14,835
MPLX LP 1.75% 3/1/2026	159,000	156,860
MPLX LP 4.25% 12/1/2027	460,000	459,957
Northern Oil & Gas Inc 8.125% 3/1/2028 (b)	75,000	75,566
Northern Oil & Gas Inc 8.75% 6/15/2031 (b)	32,000	32,874
Occidental Petroleum Corp 5% 8/1/2027	233,000	235,302
Occidental Petroleum Corp 5.2% 8/1/2029	97,000	98,250
ONEOK Inc 4.25% 9/24/2027	33,000	33,030
ONEOK Inc 4.4% 10/15/2029	35,000	34,950
ONEOK Inc 4.85% 7/15/2026	55,000	55,139
ONEOK Inc 6.5% 9/1/2030 (b)	483,000	519,790
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028	15,000	14,734
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (b)	85,000	82,305
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (b)	53,000	54,719
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	667,000	642,617
Plains All American Pipeline LP / PAA Finance Corp 3.8% 9/15/2030	345,000	332,867
Prairie Acquiror LP 9% 8/1/2029 (b)	35,000	36,491
Rockies Express Pipeline LLC 6.75% 3/15/2033 (b)	20,000	20,892
SM Energy Co 6.625% 1/15/2027	42,000	42,031
Summit Midstream Holdings LLC 8.625% 10/31/2029 (b)	14,000	13,961
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028	25,000	25,088
Sunoco LP / Sunoco Finance Corp 6% 4/15/2027	108,000	108,087
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 3/1/2027 (b)	105,000	104,868
Talos Production Inc 9% 2/1/2029 (b)	25,000	25,735
Targa Resources Corp 4.9% 9/15/2030	227,000	230,473
Targa Resources Corp 6.15% 3/1/2029	716,000	755,404
Venture Global LNG Inc 7% 1/15/2030 (b)	30,000	30,913
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (b)	20,000	21,937
Western Gas Partners LP 6.35% 1/15/2029	498,000	523,787
Williams Cos Inc/The 4.625% 6/30/2030	120,000	120,631
Williams Cos Inc/The 4.8% 11/15/2029	169,000	171,997
Williams Cos Inc/The 5.4% 3/2/2026	101,000	101,472
		10,074,166
TOTAL ENERGY		10,746,736

Financials - 23.5%
Banks - 9.5%
Bank of America Corp 1.197% 10/24/2026 (c)	346,000	344,381
Bank of America Corp 1.734% 7/22/2027 (c)	905,000	884,356
Bank of America Corp 4.271% 7/23/2029 (c)	1,090,000	1,092,705
Bank of America Corp 4.623% 5/9/2029 (c)	680,000	687,670
Bank of America Corp 4.979% 1/24/2029 (c)	500,000	508,900
Bank of America Corp 5.08% 1/20/2027 (c)	600,000	601,416
Bank of America Corp 5.202% 4/25/2029 (c)	480,000	492,176
Bank of America Corp 5.819% 9/15/2029 (c)	320,000	334,498
Citigroup Inc 1.122% 1/28/2027 (c)	375,000	369,962
Citigroup Inc 3.887% 1/10/2028 (c)	1,390,000	1,381,594
Citigroup Inc 4.075% 4/23/2029 (c)	652,000	649,681
Citigroup Inc 4.786% 3/4/2029 (c)	520,000	526,802
Citigroup Inc 5.174% 2/13/2030 (c)	610,000	625,966
HAT Holdings I LLC / HAT Holdings II LLC 8% 6/15/2027 (b)	2,000	2,074
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (c)	1,434,000	1,438,089
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (c)	240,000	252,922
JPMorgan Chase & Co 1.47% 9/22/2027 (c)	1,415,000	1,373,962
JPMorgan Chase & Co 3.54% 5/1/2028 (c)	500,000	494,587
JPMorgan Chase & Co 4.323% 4/26/2028 (c)	590,000	590,703
JPMorgan Chase & Co 4.603% 10/22/2030 (c)	800,000	808,729
JPMorgan Chase & Co 5.04% 1/23/2028 (c)	500,000	505,228
JPMorgan Chase & Co 5.103% 4/22/2031 (c)	482,000	497,275
JPMorgan Chase & Co 5.571% 4/22/2028 (c)	222,000	226,747
Morgan Stanley Bank NA 5.016% 1/12/2029 (c)	267,000	271,575
Morgan Stanley Private Bank NA 4.466% 7/6/2028 (c)	720,000	723,276
PNC Financial Services Group Inc/The 5.354% 12/2/2028 (c)	90,000	92,318
PNC Financial Services Group Inc/The 5.492% 5/14/2030 (c)	750,000	780,737
Santander Holdings USA Inc 2.49% 1/6/2028 (c)	668,000	650,822
Santander Holdings USA Inc 5.807% 9/9/2026 (c)	250,000	250,047
Santander Holdings USA Inc 6.174% 1/9/2030 (c)	410,000	430,330
Truist Financial Corp 1.887% 6/7/2029 (c)	250,000	235,255
Truist Financial Corp 4.873% 1/26/2029 (c)	240,000	243,703
Truist Financial Corp 5.9% 10/28/2026 (c)	390,000	390,744
Truist Financial Corp 7.161% 10/30/2029 (c)	1,420,000	1,541,189
US Bancorp 4.653% 2/1/2029 (c)	500,000	505,695
Wells Fargo & Co 3.526% 3/24/2028 (c)	320,000	316,588
Wells Fargo & Co 4.97% 4/23/2029 (c)	489,000	498,278
Wells Fargo & Co 5.244% 1/24/2031 (c)	485,000	501,002
Wells Fargo & Co 5.707% 4/22/2028 (c)	700,000	715,944
Wells Fargo & Co 6.303% 10/23/2029 (c)	1,460,000	1,547,577
Western Alliance Bancorp 3% 6/15/2031 (c)	55,000	52,230
		24,437,733
Capital Markets - 6.9%
Ares Strategic Income Fund 5.45% 9/9/2028 (b)	615,000	618,728
Ares Strategic Income Fund 5.8% 9/9/2030 (b)	101,000	102,545
Athene Global Funding 1.73% 10/2/2026 (b)	1,660,000	1,614,952
Athene Global Funding 4.721% 10/8/2029 (b)	600,000	602,720
Athene Global Funding 5.339% 1/15/2027 (b)	250,000	253,269
Athene Global Funding 5.516% 3/25/2027 (b)	350,000	355,997
Blackstone Private Credit Fund 3.25% 3/15/2027	950,000	930,121
Blackstone Private Credit Fund 7.3% 11/27/2028	506,000	540,847
BroadStreet Partners Inc 5.875% 4/15/2029 (b)	45,000	44,752
Equitable America Global Funding 4.65% 6/9/2028 (b)	480,000	484,694
Equitable America Global Funding 4.95% 6/9/2030 (b)	773,000	788,517
Focus Financial Partners LLC 6.75% 9/15/2031 (b)	61,000	63,036
GA Global Funding Trust 5.4% 1/13/2030 (b)	736,000	763,463
Goldman Sachs Group Inc/The 2.64% 2/24/2028 (c)	1,240,000	1,210,823
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (c)	500,000	500,353
Goldman Sachs Group Inc/The 4.937% 4/23/2028 (c)	675,000	682,075
Goldman Sachs Group Inc/The 6.484% 10/24/2029 (c)	720,000	766,188
Hightower Holding LLC 6.75% 4/15/2029 (b)	23,000	22,921
HPS Corporate Lending Fund 5.3% 6/5/2027 (b)	561,000	563,909
HPS Corporate Lending Fund 6.25% 9/30/2029	500,000	516,820
Intercontinental Exchange Inc 3.625% 9/1/2028	400,000	394,614
Intercontinental Exchange Inc 4% 9/15/2027	302,000	301,350
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (b)	41,000	41,190
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (b)	30,000	31,000
LPL Holdings Inc 4.9% 4/3/2028	868,000	879,046
Morgan Stanley 2.475% 1/21/2028 (c)	1,610,000	1,571,565
Morgan Stanley 3.591% 7/22/2028 (c)	360,000	355,585
Morgan Stanley 3.772% 1/24/2029 (c)	340,000	336,605
Morgan Stanley 4.994% 4/12/2029 (c)	362,000	368,724
Morgan Stanley 5.042% 7/19/2030 (c)	500,000	512,202
Morgan Stanley 5.164% 4/20/2029 (c)	727,000	743,258
Nuveen LLC 5.55% 1/15/2030 (b)	67,000	70,169
Sammons Financial Group Global Funding 5.05% 1/10/2028 (b)	370,000	376,347
Sammons Financial Group Global Funding 5.1% 12/10/2029 (b)	297,000	304,752
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (b)	45,000	47,235
		17,760,372
Consumer Finance - 3.0%
Ally Financial Inc 4.75% 6/9/2027	1,080,000	1,085,170
American Express Co 4.731% 4/25/2029 (c)	560,000	569,200
American Express Co 5.085% 1/30/2031 (c)	118,000	121,618
Capital One Financial Corp 1.878% 11/2/2027 (c)	1,110,000	1,078,497
Capital One Financial Corp 5.468% 2/1/2029 (c)	950,000	975,179
Capital One Financial Corp 7.149% 10/29/2027 (c)	805,000	829,480
Ford Motor Credit Co LLC 5.85% 5/17/2027	500,000	504,995
Ford Motor Credit Co LLC 5.875% 11/7/2029	470,000	475,052
Ford Motor Credit Co LLC 6.95% 6/10/2026	1,850,000	1,874,148
Navient Corp 6.75% 6/15/2026	87,000	87,950
OneMain Finance Corp 3.5% 1/15/2027	65,000	63,612
OneMain Finance Corp 6.125% 5/15/2030	35,000	35,500
OneMain Finance Corp 6.75% 3/15/2032	20,000	20,475
OneMain Finance Corp 7.5% 5/15/2031	92,000	96,443
PRA Group Inc 5% 10/1/2029 (b)	15,000	14,093
PRA Group Inc 8.875% 1/31/2030 (b)	35,000	36,763
		7,868,175
Financial Services - 1.4%
Aircastle Ltd / Aircastle Ireland DAC 5% 9/15/2030 (b)	600,000	604,866
Aircastle Ltd / Aircastle Ireland DAC 5.25% 3/15/2030 (b)	327,000	333,674
Block Inc 5.625% 8/15/2030 (b)	23,000	23,511
Block Inc 6% 8/15/2033 (b)	15,000	15,399
Block Inc 6.5% 5/15/2032	52,000	53,879
Corebridge Financial Inc 3.65% 4/5/2027	1,155,000	1,144,379
Corebridge Global Funding 4.65% 8/20/2027 (b)	116,000	117,115
Corebridge Global Funding 4.9% 1/7/2028 (b)	205,000	208,666
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (b)	85,000	84,140
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027	138,000	134,621
Jackson Financial Inc 5.17% 6/8/2027	528,000	534,800
Nationstar Mortgage Holdings Inc 6.5% 8/1/2029 (b)	31,000	31,738
NFE Financing LLC 12% 11/15/2029 (b)	24,627	9,050
Rocket Cos Inc 6.125% 8/1/2030 (b)	45,000	46,303
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (b)	26,000	26,958
UWM Holdings LLC 6.625% 2/1/2030 (b)	61,000	61,968
Western Union Co/The 1.35% 3/15/2026	280,000	275,273
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (b)	42,000	43,687
		3,750,027
Insurance - 2.7%
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (b)	65,000	67,517
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (b)	52,000	53,045
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7% 1/15/2031 (b)	42,000	43,438
American International Group Inc 4.85% 5/7/2030	725,000	741,774
AmWINS Group Inc 4.875% 6/30/2029 (b)	30,000	29,267
AmWINS Group Inc 6.375% 2/15/2029 (b)	30,000	30,747
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (b)	60,000	62,267
Arthur J Gallagher & Co 4.6% 12/15/2027	274,000	276,444
Brown & Brown Inc 4.7% 6/23/2028	109,000	110,044
Brown & Brown Inc 4.9% 6/23/2030	223,000	225,775
Equitable Financial Life Global Funding 1.4% 8/27/2027 (b)	344,000	325,464
Equitable Financial Life Global Funding 1.7% 11/12/2026 (b)	451,000	437,838
Equitable Financial Life Global Funding 4.6% 4/1/2027 (b)	556,000	559,217
Equitable Financial Life Global Funding 5% 3/27/2030 (b)	257,000	263,514
Fortitude Group Holdings LLC 6.25% 4/1/2030 (b)	320,000	332,493
Guardian Life Global Funding 1.4% 7/6/2027 (b)	358,000	341,481
Jackson National Life Global Funding 4.6% 10/1/2029 (b)	624,000	628,530
Jackson National Life Global Funding 5.55% 7/2/2027 (b)	1,148,000	1,172,584
Panther Escrow Issuer LLC 7.125% 6/1/2031 (b)	36,000	37,356
RGA Global Funding 2% 11/30/2026 (b)	273,000	265,507
RGA Global Funding 5.448% 5/24/2029 (b)	193,000	200,244
Ryan Specialty LLC 5.875% 8/1/2032 (b)	39,000	39,266
Western-Southern Global Funding 4.9% 5/1/2030 (b)	390,000	397,580
Willis North America Inc 4.65% 6/15/2027	440,000	442,861
		7,084,253
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Rithm Capital Corp 8% 4/1/2029 (b)	10,000	10,236
Starwood Property Trust Inc 6.5% 7/1/2030 (b)	61,000	63,311
		73,547
TOTAL FINANCIALS		60,974,107

Health Care - 2.7%
Biotechnology - 0.3%
Amgen Inc 5.15% 3/2/2028	761,000	778,778
Health Care Equipment & Supplies - 0.2%
Alcon Finance Corp 2.75% 9/23/2026 (b)	200,000	196,368
Avantor Funding Inc 3.875% 11/1/2029 (b)	20,000	19,003
Avantor Funding Inc 4.625% 7/15/2028 (b)	57,000	56,099
Medline Borrower LP 3.875% 4/1/2029 (b)	53,000	50,892
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (b)	78,000	80,129
		402,491
Health Care Providers & Services - 1.9%
Acadia Healthcare Co Inc 7.375% 3/15/2033 (b)	25,000	26,035
Centene Corp 2.45% 7/15/2028	170,000	157,052
CHS/Community Health Systems Inc 5.25% 5/15/2030 (b)	40,000	35,853
CHS/Community Health Systems Inc 9.75% 1/15/2034 (b)	25,000	25,320
Cigna Group/The 3.4% 3/1/2027	340,000	336,351
CVS Health Corp 4.3% 3/25/2028	1,060,000	1,059,498
CVS Health Corp 5% 2/20/2026	350,000	350,817
CVS Health Corp 7% 3/10/2055 (c)	35,000	36,439
HCA Inc 3.125% 3/15/2027	1,450,000	1,426,541
HCA Inc 5% 3/1/2028	225,000	229,072
HCA Inc 5.875% 2/15/2026	55,000	55,045
Humana Inc 5.75% 12/1/2028	500,000	521,136
Icon Investments Six DAC 5.809% 5/8/2027	318,000	324,606
LifePoint Health Inc 11% 10/15/2030 (b)	41,000	45,197
Molina Healthcare Inc 6.25% 1/15/2033 (b)	35,000	35,249
Owens & Minor Inc 6.625% 4/1/2030 (b)	25,000	21,686
Surgery Center Holdings Inc 7.25% 4/15/2032 (b)	15,000	15,555
Tenet Healthcare Corp 5.125% 11/1/2027	244,000	243,291
US Acute Care Solutions LLC 9.75% 5/15/2029 (b)	78,000	80,046
		5,024,789
Health Care Technology - 0.0%
IQVIA Inc 5% 5/15/2027 (b)	153,000	152,383
IQVIA Inc 6.25% 6/1/2032 (b)	30,000	30,925
IQVIA Inc 6.5% 5/15/2030 (b)	34,000	35,256
		218,564
Pharmaceuticals - 0.3%
1261229 BC Ltd 10% 4/15/2032 (b)	20,000	20,767
Bausch Health Cos Inc 11% 9/30/2028 (b)	25,000	26,219
Jazz Securities DAC 4.375% 1/15/2029 (b)	61,000	59,716
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (b)	45,000	43,094
Viatris Inc 2.3% 6/22/2027	540,000	518,213
		668,009
TOTAL HEALTH CARE		7,092,631

Industrials - 2.5%
Aerospace & Defense - 0.9%
Boeing Co 3.2% 3/1/2029	540,000	519,343
Boeing Co 5.04% 5/1/2027	440,000	444,099
Boeing Co 6.259% 5/1/2027	29,000	29,842
BWX Technologies Inc 4.125% 4/15/2029 (b)	50,000	48,119
L3Harris Technologies Inc 5.4% 1/15/2027	650,000	660,259
RTX Corp 5.75% 1/15/2029	85,000	89,226
TransDigm Inc 6.25% 1/31/2034 (b)	10,000	10,260
TransDigm Inc 6.375% 3/1/2029 (b)	332,000	339,913
TransDigm Inc 6.75% 1/31/2034 (b)	41,000	42,323
		2,183,384
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (b)	77,000	79,799
Building Products - 0.1%
Advanced Drainage Systems Inc 5% 9/30/2027 (b)	24,000	23,829
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (b)	77,000	74,092
JH North America Holdings Inc 5.875% 1/31/2031 (b)	55,000	55,600
Standard Building Solutions Inc 6.5% 8/15/2032 (b)	35,000	36,124
		189,645
Commercial Services & Supplies - 0.3%
Allied Universal Holdco LLC / Allied Universal Finance Corp 6.875% 6/15/2030 (b)	35,000	36,046
Artera Services LLC 8.5% 2/15/2031 (b)	147,000	128,454
Brand Industrial Services Inc 10.375% 8/1/2030 (b)	80,000	78,543
CoreCivic Inc 8.25% 4/15/2029	35,000	37,043
GEO Group Inc/The 10.25% 4/15/2031	44,000	48,505
GEO Group Inc/The 8.625% 4/15/2029	25,000	26,454
GFL Environmental Inc 4% 8/1/2028 (b)	138,000	134,547
GFL Environmental Inc 6.75% 1/15/2031 (b)	10,000	10,439
Madison IAQ LLC 4.125% 6/30/2028 (b)	85,000	82,635
Neptune Bidco US Inc 9.29% 4/15/2029 (b)	99,000	98,258
OT Midco Inc 10% 2/15/2030 (b)	20,000	13,664
Prime Security Services Borrower LLC / Prime Finance Inc 5.75% 4/15/2026 (b)	17,000	17,070
Waste Pro USA Inc 7% 2/1/2033 (b)	25,000	26,141
Williams Scotsman Inc 6.625% 4/15/2030 (b)	45,000	46,578
		784,377
Construction & Engineering - 0.0%
Pike Corp 5.5% 9/1/2028 (b)	45,000	45,013
Pike Corp 8.625% 1/31/2031 (b)	15,000	16,052
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (b)	48,000	49,075
		110,140
Electrical Equipment - 0.2%
Trans-Allegheny Interstate Line Co 5.2% 1/15/2031 (b)	561,000	574,723
WESCO Distribution Inc 6.375% 3/15/2033 (b)	25,000	25,930
		600,653
Ground Transportation - 0.0%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.25% 1/15/2030 (b)	15,000	15,527
Genesee & Wyoming Inc 6.25% 4/15/2032 (b)	36,000	36,605
XPO Inc 6.25% 6/1/2028 (b)	60,000	61,042
		113,174
Machinery - 0.3%
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (b)(c)	25,000	26,536
Esab Corp 6.25% 4/15/2029 (b)	65,000	66,834
Ingersoll Rand Inc 5.176% 6/15/2029	300,000	309,876
Ingersoll Rand Inc 5.197% 6/15/2027	300,000	305,115
		708,361
Passenger Airlines - 0.2%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/2029	152,892	148,642
American Airlines Inc 7.25% 2/15/2028 (b)	25,000	25,648
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (b)	50,749	50,788
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (b)	10,000	9,937
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/2029	113,901	111,315
United Airlines Inc 4.375% 4/15/2026 (b)	120,000	119,607
		465,937
Professional Services - 0.3%
Amentum Holdings Inc 7.25% 8/1/2032 (b)	48,000	50,062
Paychex Inc 5.1% 4/15/2030	458,000	471,397
TriNet Group Inc 7.125% 8/15/2031 (b)	80,000	83,190
Verisk Analytics Inc 4.5% 8/15/2030	53,000	53,213
		657,862
Trading Companies & Distributors - 0.2%
Air Lease Corp 2.2% 1/15/2027	270,000	262,772
FTAI Aviation Investors LLC 7.875% 12/1/2030 (b)	60,000	63,777
Herc Holdings Inc 7% 6/15/2030 (b)	45,000	46,834
QXO Building Products Inc 6.75% 4/30/2032 (b)	35,000	36,148
United Rentals North America Inc 3.875% 11/15/2027	60,000	58,980
		468,511
Transportation Infrastructure - 0.0%
Beacon Mobility Corp 7.25% 8/1/2030 (b)	25,000	25,907
TOTAL INDUSTRIALS		6,387,750

Information Technology - 2.5%
Communications Equipment - 0.0%
CommScope LLC 9.5% 12/15/2031 (b)	24,000	24,820
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp 5.05% 4/5/2029	82,000	84,554
Coherent Corp 5% 12/15/2029 (b)	74,000	72,724
Dell International LLC / EMC Corp 5% 4/1/2030	765,000	784,041
Dell International LLC / EMC Corp 5.25% 2/1/2028	486,000	498,584
Lightning Power LLC 7.25% 8/15/2032 (b)	25,000	26,521
		1,466,424
IT Services - 0.2%
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (b)	65,000	63,251
Acuris Finance US Inc / Acuris Finance SARL 9% 8/1/2029 (b)	30,000	30,900
CDW LLC / CDW Finance Corp 5.1% 3/1/2030	130,000	132,174
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (b)	101,000	100,628
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (b)	60,000	59,730
CoreWeave Inc 9% 2/1/2031 (b)	50,000	49,500
CoreWeave Inc 9.25% 6/1/2030 (b)	104,000	104,373
Sabre GLBL Inc 11.125% 7/15/2030 (b)	30,000	29,403
		569,959
Semiconductors & Semiconductor Equipment - 1.1%
Broadcom Inc 4.15% 11/15/2030	310,000	306,972
Broadcom Inc 4.6% 7/15/2030	500,000	504,811
Broadcom Inc 5.05% 7/12/2027	500,000	507,791
Broadcom Inc 5.05% 7/12/2029	246,000	252,956
Entegris Inc 4.75% 4/15/2029 (b)	136,000	134,045
Micron Technology Inc 5.327% 2/6/2029	540,000	555,198
Micron Technology Inc 6.75% 11/1/2029	400,000	434,263
Qorvo Inc 4.375% 10/15/2029	100,000	97,944
Wolfspeed Inc 7.9583% 6/23/2030 (b)(g)(i)(j)	10,135	10,110
		2,804,090
Software - 0.5%
Cloud Software Group Inc 6.625% 8/15/2033 (b)	25,000	25,346
Elastic NV 4.125% 7/15/2029 (b)	55,000	52,853
Ellucian Holdings Inc 6.5% 12/1/2029 (b)	15,000	15,258
Gen Digital Inc 6.25% 4/1/2033 (b)	25,000	25,708
Oracle Corp 4.5% 5/6/2028	370,000	373,191
Roper Technologies Inc 4.45% 9/15/2030	98,000	98,202
Roper Technologies Inc 4.5% 10/15/2029	114,000	114,904
SS&C Technologies Inc 5.5% 9/30/2027 (b)	176,000	176,056
UKG Inc 6.875% 2/1/2031 (b)	60,000	62,044
VMware LLC 1.4% 8/15/2026	325,000	315,997
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030	84,000	83,568
		1,343,127
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co 4.4% 9/25/2027	159,000	159,754
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (b)	60,000	60,716
Western Digital Corp 4.75% 2/15/2026	14,000	13,967
		234,437
TOTAL INFORMATION TECHNOLOGY		6,442,857

Materials - 1.2%
Chemicals - 0.7%
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (b)	80,000	84,192
Celanese US Holdings LLC 6.5% 4/15/2030	15,000	15,137
Celanese US Holdings LLC 6.75% 4/15/2033	48,000	48,346
Chemours Co/The 4.625% 11/15/2029 (b)	30,000	26,788
Chemours Co/The 5.75% 11/15/2028 (b)	100,000	96,292
Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP 4.75% 5/15/2030 (b)	77,000	78,561
International Flavors & Fragrances Inc 1.23% 10/1/2025 (b)	224,000	223,336
LSB Industries Inc 6.25% 10/15/2028 (b)	35,000	34,725
LYB International Finance III LLC 1.25% 10/1/2025	204,000	203,420
Mativ Holdings Inc 8% 10/1/2029 (b)	20,000	19,796
Methanex US Operations Inc 6.25% 3/15/2032 (b)	22,000	22,200
Mosaic Co/The 5.375% 11/15/2028	680,000	701,029
Olin Corp 6.625% 4/1/2033 (b)	20,000	19,974
Olympus Water US Holding Corp 7.25% 6/15/2031 (b)	45,000	45,949
Scih Salt Hldgs Inc 4.875% 5/1/2028 (b)	39,000	38,108
Scih Salt Hldgs Inc 6.625% 5/1/2029 (b)	95,000	95,382
Tronox Inc 4.625% 3/15/2029 (b)	40,000	29,529
WR Grace Holdings LLC 5.625% 8/15/2029 (b)	30,000	28,069
WR Grace Holdings LLC 6.625% 8/15/2032 (b)	50,000	49,860
WR Grace Holdings LLC 7.375% 3/1/2031 (b)	18,000	18,321
		1,879,014
Construction Materials - 0.3%
Amrize Finance US LLC 4.6% 4/7/2027 (b)	176,000	176,896
Amrize Finance US LLC 4.7% 4/7/2028 (b)	328,000	332,062
Quikrete Holdings Inc 6.375% 3/1/2032 (b)	71,000	73,226
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (b)	75,000	80,007
VM Consolidated Inc 5.5% 4/15/2029 (b)	101,000	99,959
		762,150
Containers & Packaging - 0.1%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (b)	45,000	41,294
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (b)	66,000	66,000
Berry Global Inc 4.875% 7/15/2026 (b)	24,000	23,969
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (b)	35,000	35,961
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (b)	25,000	25,763
Graphic Packaging International LLC 6.375% 7/15/2032 (b)	40,000	40,642
Sealed Air Corp 5% 4/15/2029 (b)	72,000	71,413
Sealed Air Corp/Sealed Air Corp US 6.125% 2/1/2028 (b)	12,000	12,173
		317,215
Metals & Mining - 0.1%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (b)	17,000	17,930
Alumina Pty Ltd 6.375% 9/15/2032 (b)	75,000	76,490
Cleveland-Cliffs Inc 7% 3/15/2032 (b)	45,000	44,737
Cleveland-Cliffs Inc 7.5% 9/15/2031 (b)	43,000	43,590
		182,747
TOTAL MATERIALS		3,141,126

Real Estate - 2.0%
Diversified REITs - 0.3%
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (b)	60,000	57,144
VICI Properties LP 4.75% 4/1/2028	693,000	700,535
Vornado Realty LP 2.15% 6/1/2026	80,000	78,259
		835,938
Health Care REITs - 0.3%
Healthcare Realty Holdings LP 3.5% 8/1/2026	450,000	446,015
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	25,000	23,697
Ventas Realty LP 3% 1/15/2030	426,000	402,835
		872,547
Hotel & Resort REITs - 0.0%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 4.875% 5/15/2029 (b)	35,000	34,068
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (b)	25,000	25,814
RHP Hotel Properties LP / RHP Finance Corp 7.25% 7/15/2028 (b)	35,000	36,024
		95,906
Real Estate Management & Development - 0.0%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (b)	25,000	26,556
Retail REITs - 0.6%
Brixmor Operating Partnership LP 2.25% 4/1/2028	177,000	168,566
Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL 5.75% 5/15/2026 (b)	83,000	82,939
Realty Income Corp 2.1% 3/15/2028	359,000	342,083
Realty Income Corp 2.2% 6/15/2028	24,000	22,859
Simon Property Group LP 4.375% 10/1/2030	730,000	731,865
		1,348,312
Specialized REITs - 0.8%
American Tower Corp 4.9% 3/15/2030	1,220,000	1,243,453
Crown Castle Inc 5% 1/11/2028	390,000	395,301
Iron Mountain Inc 4.875% 9/15/2027 (b)	50,000	49,680
Millrose Properties Inc 6.375% 8/1/2030 (b)	78,000	78,702
SBA Communications Corp 3.875% 2/15/2027	174,000	171,042
		1,938,178
TOTAL REAL ESTATE		5,117,437

Utilities - 5.6%
Electric Utilities - 2.5%
Cleco Corporate Holdings LLC 3.743% 5/1/2026	230,000	228,396
Duke Energy Corp 4.3% 3/15/2028	675,000	678,430
Edison International 7.875% 6/15/2054 (c)	25,000	24,714
Eversource Energy 5.45% 3/1/2028	360,000	370,254
Exelon Corp 2.75% 3/15/2027	1,204,000	1,179,434
FirstEnergy Corp 1.6% 1/15/2026	29,000	28,656
FirstEnergy Pennsylvania Electric Co 5.15% 3/30/2026 (b)	189,000	189,686
Georgia Power Co 4.65% 5/16/2028	264,000	267,905
NextEra Energy Capital Holdings Inc 4.685% 9/1/2027	297,000	299,807
NRG Energy Inc 5.75% 7/15/2029 (b)	128,000	127,950
Pacific Gas and Electric Co 2.1% 8/1/2027	950,000	910,447
PG&E Corp 5% 7/1/2028	25,000	24,715
PG&E Corp 7.375% 3/15/2055 (c)	141,000	139,926
Pinnacle West Capital Corp 4.9% 5/15/2028	176,000	178,629
Pinnacle West Capital Corp 5.15% 5/15/2030	432,000	444,421
Southern Co/The 5.5% 3/15/2029	906,000	944,449
Vistra Operations Co LLC 5% 7/31/2027 (b)	365,000	364,014
Vistra Operations Co LLC 5.05% 12/30/2026 (b)	114,000	114,840
Vistra Operations Co LLC 7.75% 10/15/2031 (b)	60,000	63,749
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (b)	32,000	32,683
		6,613,105
Gas Utilities - 0.5%
CenterPoint Energy Resources Corp 5.25% 3/1/2028	1,320,000	1,355,161
Independent Power and Renewable Electricity Producers - 0.6%
AES Corp/The 5.45% 6/1/2028	1,410,000	1,443,037
Alpha Generation LLC 6.75% 10/15/2032 (b)	25,000	25,774
Calpine Corp 5.125% 3/15/2028 (b)	88,000	87,935
Sunnova Energy Corp 5.875% (b)(g)	35,000	105
		1,556,851
Multi-Utilities - 2.0%
Dominion Energy Inc 1.45% 4/15/2026	390,000	383,125
Dominion Energy Inc 5% 6/15/2030	1,070,000	1,099,218
DTE Energy Co 4.875% 6/1/2028	450,000	457,697
DTE Energy Co 4.95% 7/1/2027	105,000	106,399
DTE Energy Co 5.2% 4/1/2030	889,000	916,345
NiSource Inc 2.95% 9/1/2029	477,000	455,109
NiSource Inc 5.25% 3/30/2028	440,000	452,106
Public Service Enterprise Group Inc 4.9% 3/15/2030	991,000	1,013,232
Sempra 3.4% 2/1/2028	196,000	191,939
Sempra 6.375% 4/1/2056 (c)	75,000	75,604
		5,150,774
TOTAL UTILITIES		14,675,891

TOTAL UNITED STATES		133,781,806
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd 8% 3/1/2033 (b)	21,000	21,809
First Quantum Minerals Ltd 8.625% 6/1/2031 (b)	50,000	52,125
First Quantum Minerals Ltd 9.375% 3/1/2029 (b)	12,000	12,719

TOTAL ZAMBIA		86,653
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $180,477,966)		182,538,882

Preferred Securities - 0.3%
	Principal Amount (a)	Value ($)
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
UBS Group AG 7% (b)(c)(k)	34,000	34,632
UNITED KINGDOM - 0.0%
Financials - 0.0%
Banks - 0.0%
Barclays PLC 7.625% (c)(k)	17,000	17,835
UNITED STATES - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energy Transfer LP Series G, 7.125% (c)(k)	65,000	68,074
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.583% (c)(d)(k)	55,000	55,243
		123,317
Financials - 0.3%
Banks - 0.2%
Bank of America Corp 6.25% (c)(k)	85,000	85,639
Citigroup Inc 6.75% (c)(k)	24,000	24,269
Citigroup Inc 6.875% (c)(k)	77,000	78,934
Citigroup Inc 6.95% (c)(k)	30,000	30,558
Citigroup Inc 7.125% (c)(k)	35,000	35,949
JPMorgan Chase & Co 6.5% (c)(k)	45,000	46,711
		302,060
Capital Markets - 0.0%
Goldman Sachs Group Inc/The 6.125% (c)(k)	10,000	10,206
Goldman Sachs Group Inc/The 6.85% (c)(k)	45,000	46,529
		56,735
Consumer Finance - 0.1%
Ally Financial Inc 4.7% (c)(k)	88,000	80,442
Ally Financial Inc 4.7% (c)(k)	55,000	53,638
		134,080
TOTAL FINANCIALS		492,875

Utilities - 0.0%
Electric Utilities - 0.0%
Edison International 5% (c)(k)	10,000	9,169
TOTAL UNITED STATES		625,361
TOTAL PREFERRED SECURITIES (Cost $659,501)		677,828

U.S. Government Agency - Mortgage Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	14,327	14,367
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	7,643	7,660
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	20,140	20,183
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	130,818	128,441
TOTAL UNITED STATES		170,651
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $183,795)		170,651

U.S. Treasury Obligations - 14.0%
	Yield (%) (l)	Principal Amount (a)	Value ($)
US Treasury Notes 4% 3/31/2030	3.72 to 3.78	6,076,400	6,159,713
US Treasury Notes 4.125% 3/31/2029	3.57 to 4.57	4,352,600	4,426,560
US Treasury Notes 4.125% 7/31/2028 (m)	3.58 to 3.71	13,801,600	14,004,312
US Treasury Notes 4.25% 1/15/2028	3.61 to 3.73	2,205,000	2,236,955
US Treasury Notes 4.25% 1/31/2030	4.02 to 4.40	5,231,400	5,354,624
US Treasury Notes 4.625% 4/30/2029	3.94 to 4.50	4,126,900	4,267,795
TOTAL U.S. TREASURY OBLIGATIONS (Cost $36,162,452)			36,449,959

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (n) (Cost $3,171,670)	4.36	3,171,036	3,171,670

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $258,593,676)	260,751,958
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(472,114)
NET ASSETS - 100.0%	260,279,844

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2Y US Treasury Notes Contracts (United States)	19	12/31/2025	3,963,133	7,389	7,389
CBOT 5Y US Treasury Notes Contracts (United States)	228	12/31/2025	24,966,000	113,688	113,688

TOTAL FUTURES CONTRACTS					121,077
The notional amount of futures purchased as a percentage of Net Assets is 11.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $84,435,350 or 32.4% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(f)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(g)	Non-income producing - Security is in default.
(h)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $14,550 or 0.0% of net assets.

(i)	Level 3 security
(j)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(k)	Security is perpetual in nature with no stated maturity date.
(l)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(m)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $334,847.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,106,746	64,961,260	62,896,336	126,357	-	-	3,171,670	3,171,036	0.0%
Total	1,106,746	64,961,260	62,896,336	126,357	-	-	3,171,670

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	24,093,815	-	24,093,815	-

Bank Loan Obligations
Communication Services	412,359	-	412,359	-
Consumer Discretionary	875,142	-	875,142	-
Consumer Staples	120,343	-	120,343	-
Energy	96,755	-	96,755	-
Financials	430,975	-	430,975	-
Health Care	399,725	-	399,725	-
Industrials	209,696	-	209,696	-
Information Technology	622,423	-	622,423	-
Materials	681,458	-	681,458	-
Utilities	79,455	-	79,455	-

Collateralized Mortgage Obligations	1,802,170	-	1,802,170	-

Commercial Mortgage Securities	7,298,056	-	7,298,056	-

Common Stocks
Energy	1,018	1,018	-	-

Convertible Corporate Bonds
Communication Services	69,262	-	69,262	-
Financials	100,278	-	100,278	-
Information Technology	53,955	-	53,955	-

Foreign Government and Government Agency Obligations	396,083	-	396,083	-

Non-Convertible Corporate Bonds
Communication Services	6,592,361	-	6,592,361	-
Consumer Discretionary	10,632,714	-	10,632,714	-
Consumer Staples	9,148,232	-	9,148,232	-
Energy	14,741,822	-	14,741,822	-
Financials	89,475,734	-	89,475,734	-
Health Care	8,415,324	-	8,415,324	-
Industrials	10,628,715	-	10,628,715	-
Information Technology	6,850,694	-	6,840,584	10,110
Materials	5,482,298	-	5,482,298	-
Real Estate	5,117,437	-	5,117,437	-
Utilities	15,453,551	-	15,453,551	-

Preferred Securities
Energy	123,317	-	123,317	-
Financials	545,342	-	545,342	-
Utilities	9,169	-	9,169	-

U.S. Government Agency - Mortgage Securities	170,651	-	170,651	-

U.S. Treasury Obligations	36,449,959	-	36,449,959	-

Money Market Funds	3,171,670	3,171,670	-	-
Total Investments in Securities:	260,751,958	3,172,688	257,569,160	10,110
Derivative Instruments:

Assets
Futures Contracts	121,077	121,077	-	-
Total Assets	121,077	121,077	-	-
Total Derivative Instruments:	121,077	121,077	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	121,077	-
Total Interest Rate Risk	121,077	-
Total Value of Derivatives	121,077	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Limited Term Bond ETF
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $255,422,006)	$257,580,288
Fidelity Central Funds (cost $3,171,670)	3,171,670

Total Investment in Securities (cost $258,593,676)		$260,751,958
Cash		43,587
Receivable for investments sold		178,129
Receivable for fund shares sold		2,526,572
Interest receivable		2,886,651
Distributions receivable from Fidelity Central Funds		9,402
Receivable for daily variation margin on futures contracts		6,482
Total assets		266,402,781
Liabilities
Payable for investments purchased	$5,125,602
Distributions payable	945,000
Accrued management fee	51,520
Other payables and accrued expenses	815
Total liabilities		6,122,937
Net Assets		$260,279,844
Net Assets consist of:
Paid in capital		$265,741,347
Total accumulated earnings (loss)		(5,461,503)
Net Assets		$260,279,844
Net Asset Value, offering price and redemption price per share ($260,279,844 ÷ 5,150,000 shares)		$50.54
Statement of Operations
Year ended August 31, 2025
Investment Income
Dividends		$17,315
Interest		9,462,487
Income from Fidelity Central Funds		126,357
Total income		9,606,159
Expenses
Management fee	$513,088
Total expenses before reductions	513,088
Expense reductions	(1,671)
Total expenses after reductions		511,417
Net Investment income (loss)		9,094,742
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	142,433
Redemptions in-kind	29,073
Futures contracts	(296,375)
Total net realized gain (loss)		(124,869)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	2,647,987
Futures contracts	195,427
Total change in net unrealized appreciation (depreciation)		2,843,414
Net gain (loss)		2,718,545
Net increase (decrease) in net assets resulting from operations		$11,813,287
Statement of Changes in Net Assets

	Year ended August 31, 2025	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,094,742	$5,905,775
Net realized gain (loss)	(124,869)	(1,257,099)
Change in net unrealized appreciation (depreciation)	2,843,414	6,906,325
Net increase (decrease) in net assets resulting from operations	11,813,287	11,555,001
Distributions to shareholders	(9,068,000)	(5,946,050)

Share transactions
Proceeds from sales of shares	112,676,289	4,973,559
Cost of shares redeemed	(4,987,046)	(36,469,557)

Net increase (decrease) in net assets resulting from share transactions	107,689,243	(31,495,998)
Total increase (decrease) in net assets	110,434,530	(25,887,047)

Net Assets
Beginning of period	149,845,314	175,732,361
End of period	$260,279,844	$149,845,314

Other Information
Shares
Sold	2,250,000	100,000
Redeemed	(100,000)	(750,000)
Net increase (decrease)	2,150,000	(650,000)

Financial Highlights
Fidelity® Limited Term Bond ETF

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$49.95	$48.15	$48.55	$52.44	$52.52
Income from Investment Operations
Net investment income (loss) A,B	2.209	1.881	1.315	.539	.470
Net realized and unrealized gain (loss)	.546	1.831	(.351)	(3.868)	(.044)
Total from investment operations	2.755	3.712	.964	(3.329)	.426
Distributions from net investment income	(2.165)	(1.912)	(1.364)	(.561)	(.486) C
Distributions from net realized gain	-	-	-	-	(.020) C
Total distributions	(2.165)	(1.912)	(1.364)	(.561)	(.506)
Net asset value, end of period	$50.54	$49.95	$48.15	$48.55	$52.44
Total Return D,E	5.65%	7.88%	2.02%	(6.38)%	.83%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.25%	.25%	.32%	.36%	.36%
Expenses net of fee waivers, if any	.25%	.25%	.32%	.36%	.36%
Expenses net of all reductions, if any	.25%	.25%	.32%	.36%	.36%
Net investment income (loss)	4.43%	3.85%	2.73%	1.07%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$260,280	$149,845	$175,732	$240,324	$283,197
Portfolio turnover rate H,I	54%	60%	59%	38%	75%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EBased on net asset value.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Low Duration Bond ETF
Schedule of Investments August 31, 2025
Showing Percentage of Net Assets
Asset-Backed Securities - 22.4%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.7%
Hartwick Park Clo Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 5.4855% 1/20/2037 (b)(c)(d)	749,000	749,006
Neuberger Berman Ln Advisers Nbla Clo 50 Ltd / Neuberger Berman Ln Series 2024-50A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.569% 7/23/2036 (b)(c)(d)	1,500,000	1,502,225
Valley Stream Pk Clo Ltd / Vy Stream Pk Clo LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 5.5155% 1/20/2037 (b)(c)(d)	558,000	557,413
TOTAL BAILIWICK OF JERSEY		2,808,644
CANADA - 0.2%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (b)	595,693	603,608
GRAND CAYMAN (UK OVERSEAS TER) - 3.4%
Ares Lii Clo Ltd Series 2025-52A Class A1RR, CME Term SOFR 3 month Index + 0.88%, 5.212% 4/22/2031 (b)(c)(d)	439,079	438,530
Barings CLO Ltd Series 2024-3A Class A1RR, CME Term SOFR 3 month Index + 1.14%, 5.4655% 1/20/2036 (b)(c)(d)	940,000	940,569
Buckhorn Park Clo Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 5.399% 7/18/2034 (b)(c)(d)	910,000	909,994
Dryden 104 Clo Ltd / Dryden 104 Clo LLC Series 2024-104A Class A1R, CME Term SOFR 3 month Index + 1.29%, 5.4935% 8/20/2034 (b)(c)(d)	566,000	567,005
Dryden 68 Clo Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 5.4176% 7/15/2035 (b)(c)(d)	853,000	853,625
Flatiron Clo 28 Ltd / Flatiron Clo LLC Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.6376% 7/15/2036 (b)(c)(d)	1,038,000	1,038,000
Flatiron Clo 28 Ltd / Flatiron Clo LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.08%, 5.3326% 7/15/2036 (b)(c)(d)	1,538,000	1,538,000
Madison Park Funding Xxiii Ltd Series 2021-23A Class AR, CME Term SOFR 3 month Index + 1.2316%, 5.5454% 7/27/2031 (b)(c)(d)	867,954	869,245
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 5.3976% 7/15/2034 (b)(c)(d)	845,000	845,791
Magnetite Xxii Ltd / Magnetite Xxii LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 5.5676% 7/15/2036 (b)(c)(d)	892,000	893,179
Oha Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.614% 7/20/2038 (b)(c)(d)	787,000	789,193
Palmer Square Ln Fdg 2025-2 Ltd / Palmer Square Ln Fdg 2025-2 LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 5.2277% 7/15/2033 (b)(c)(d)	1,140,000	1,140,258
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.3176% 1/15/2033 (b)(c)(d)	208,318	208,568
Palmer Square Loan Funding Ltd Series 2024-3A Class A1, CME Term SOFR 3 month Index + 1.08%, 5.3143% 8/8/2032 (b)(c)(d)	409,792	410,038
Palmer Square Loan Funding Ltd Series 2024-3A Class A1BR, CME Term SOFR 3 month Index + 1.4%, 5.7176% 4/15/2031 (b)(c)(d)	925,000	926,462
Voya Clo 2022-1 Ltd / Voya Clo 2022-1 LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.5755% 4/20/2035 (b)(c)(d)	696,000	696,866
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		13,065,323
UNITED STATES - 18.1%
Affirm Asset Securitization Trust Series 2024-X2 Class A, 5.22% 12/17/2029 (b)	310,321	310,571
Affirm Asset Securitization Trust Series 2025-X1 Class A, 5.08% 4/15/2030 (b)	267,735	268,069
Ally Auto Receivables Trust Series 2022-2 Class A3, 4.76% 5/17/2027	234,479	234,642
ARI Fleet Lease Trust Series 2024-B Class A2, 5.54% 4/15/2033 (b)	66,859	67,357
Autonation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (b)	165,000	165,422
BMW Vehicle Lease Trust Series 2025-1 Class A2A, 4.43% 9/27/2027	1,040,000	1,042,554
BofA Auto Trust Series 2024-1A Class A2, 5.57% 12/15/2026 (b)	71,369	71,433
BofA Auto Trust Series 2025-1A Class A2A, 4.52% 11/22/2027 (b)	340,000	340,487
Capital One Prime Auto Receivables Trust Series 2024-1 Class A2A, 4.61% 10/15/2027	591,046	591,622
CarMax Auto Owner Trust Series 2022-2 Class A3, 3.49% 2/16/2027	121,868	121,697
CarMax Auto Owner Trust Series 2022-3 Class A3, 3.97% 4/15/2027	364,338	363,959
CarMax Auto Owner Trust Series 2024-1 Class A2A, 5.3% 3/15/2027	132,860	132,957
CarMax Auto Owner Trust Series 2024-2 Class A2A, 5.65% 5/17/2027	237,322	237,752
CarMax Auto Owner Trust Series 2024-2 Class A2B, U.S. 30-Day Avg. SOFR Index + 0.73%, 4.9227% 5/17/2027 (c)(d)	390,760	391,006
CarMax Auto Owner Trust Series 2024-3 Class A2A, 5.21% 9/15/2027	377,838	378,783
CarMax Auto Owner Trust Series 2024-4 Class A2A, 4.67% 12/15/2027	417,679	418,410
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	525,000	526,974
CarMax Auto Owner Trust Series 2025-3 Class A2A, 4.42% 8/15/2028	1,015,000	1,017,447
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	22,000	22,070
Carvana Auto Receivables Trust 2025-P2 Series 2025-P2 Class A2, 4.56% 8/10/2028	830,000	831,508
Carvana Auto Receivables Trust Series 2024-P4 Class A2, 4.62% 2/10/2028	262,900	263,069
Carvana Auto Receivables Trust Series 2025-P1 Class A2, 4.5% 6/12/2028	226,888	227,001
Chase Auto Owner Trust Series 2024-3A Class A2, 5.53% 9/27/2027 (b)	143,845	144,193
Chase Auto Owner Trust Series 2024-4A Class A2, 5.25% 9/27/2027 (b)	311,735	312,350
Chase Issuance Trust Series 2022-A1 Class A, 3.97% 9/15/2027	1,500,000	1,499,662
Citizens Auto Receivables Trust Series 2024-1 Class A2A, 5.43% 10/15/2026 (b)	26,265	26,277
Daimler Trucks Retail Trust Series 2024-1 Class A2, 5.6% 4/15/2026	45,991	46,012
Dell Equip Fin Trust Series 2025-1 Class A2, 4.68% 7/22/2027 (b)	130,000	130,495
Dell Equipment Finance Trust Series 2023-1 Class A3, 5.65% 9/22/2028 (b)	372,166	372,666
Dell Equipment Finance Trust Series 2024-2 Class A2, 4.69% 8/22/2030 (b)	595,253	596,150
Dell Equipment Finance Trust Series 2024-2 Class A3, 4.59% 8/22/2030 (b)	1,140,000	1,146,609
Dext Abs LLC Series 2025-1 Class A2, 4.59% 8/16/2027 (b)	260,000	260,440
DLLAA LLC Series 2025-1A Class A2, 4.7% 10/20/2027 (b)	365,000	365,949
Dllad LLC Series 2025-1A Class A2, 4.46% 11/20/2028 (b)	615,000	616,827
DLLAD Series 2024-1A Class A2, 5.5% 8/20/2027 (b)	220,721	221,845
DLLMT LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	1,170,000	1,181,413
DRIVE Series 2025-1 Class A2, 4.87% 8/15/2028	535,000	536,183
Enterprise Fleet Financing 2025-2 LLC Series 2025-2 Class A2, 4.51% 2/22/2028 (b)	1,106,000	1,109,665
Enterprise Fleet Financing LLC Series 2024-3 Class A2, 5.31% 4/20/2027 (b)	437,856	440,160
Enterprise Fleet Financing LLC Series 2024-4 Class A2, 4.69% 7/20/2027 (b)	874,186	876,488
Enterprise Fleet Financing LLC Series 2025-1 Class A2, 4.65% 10/20/2027 (b)	775,000	777,668
Enterprise Fleet Financing LLC Series 2025-3 Class A2, 4.5% 4/20/2028 (b)	1,140,000	1,144,376
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (b)	99,183	99,675
Exeter Automobile Receivables Trust Series 2025-3A Class A2, 4.83% 1/18/2028	810,000	811,284
Exeter Automobile Receivables Trust Series 2025-4A Class A2, 4.53% 3/15/2028	790,000	790,296
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	36,571	36,679
Exeter Select Automobile Receivables Trust Series 2025-2 Class A2, 4.54% 6/15/2029	515,000	516,413
Flatiron Clo 23 LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.24%, 5.5624% 4/17/2036 (b)(c)(d)	981,000	981,970
Flatiron Rr Clo 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 5.2276% 10/15/2034 (b)(c)(d)	1,100,000	1,098,701
Ford Credit Auto Lease Trust Series 2025-A Class A2A, 4.57% 8/15/2027	750,260	751,623
Ford Credit Auto Owner Trust Series 2020-2 Class A, 1.06% 4/15/2033 (b)	1,200,000	1,195,093
Ford Credit Auto Owner Trust Series 2020-2 Class B, 1.49% 4/15/2033 (b)	900,000	896,135
Ford Credit Auto Owner Trust Series 2023-A Class A3, 4.65% 2/15/2028	663,698	665,171
Ford Credit Auto Owner Trust Series 2024-D Class A2A, 4.59% 10/15/2027	517,925	518,697
Ford Credit Auto Owner Trust Series 2025-A Class A2A, 4.47% 12/15/2027	1,100,000	1,102,157
Ford Credit Floorplan Master Owner Trust A Series 2020-2 Class A, 1.06% 9/15/2027	25,000	24,962
FORDO Series 2024-B Class A2A, 5.4% 4/15/2027	316,058	316,872
GM Financial Automobile Leasing Trust Series 2024-2 Class A2A, 5.43% 9/21/2026	274,604	275,087
GM Financial Automobile Leasing Trust Series 2025-1 Class A2A, 4.54% 5/20/2027 (c)	1,070,765	1,072,810
GM Financial Consumer Automobile Receivables Trust Series 2022-2 Class A3, 3.1% 2/16/2027	3,100	3,094
GM Financial Consumer Automobile Receivables Trust Series 2022-4 Class A3, 4.82% 8/16/2027	11,113	11,128
GM Financial Consumer Automobile Receivables Trust Series 2024-4 Class A2A, 4.53% 10/18/2027	504,192	504,652
GM Financial Consumer Automobile Receivables Trust Series 2025-2 Class A2A, 4.4% 2/16/2028	1,045,000	1,046,165
Gm Financial Leasing Trst Series 2025-3 Class A2A, 4.19% 10/20/2027	982,000	982,669
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (b)	1,100,000	1,109,364
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A2, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4927% 6/15/2028 (b)(c)(d)	1,111,000	1,117,206
GMF Floorplan Owner Revolving Trust Series 2024-3A Class A1, 4.68% 11/15/2028 (b)	940,000	945,156
GMF Floorplan Owner Revolving Trust Series 2025-1A Class A2, U.S. 30-Day Avg. SOFR Index + 0.6%, 4.9427% 3/15/2029 (b)(c)(d)	705,000	706,163
Gmf Leasing LLC Series 2025-2 Class A2A, 4.55% 7/20/2027	950,000	952,787
Greensky Home Improvement Issuer Trust Series 2025-2A Class A2, 4.93% 6/25/2060 (b)	100,000	100,276
Harot Series 2025-2 Class A2A, 4.3% 1/18/2028	953,000	954,190
Honda Auto Receivables Owner Trust Series 2025-1 Class A2, 4.53% 8/23/2027	1,100,000	1,101,783
Honda Auto Receivables Series 2024-2 Class A2, 5.48% 11/18/2026	234,287	234,669
HPEFS Equipment Trust Series 2024-2A Class A2, 5.5% 10/20/2031 (b)	202,459	202,775
Hyundai Auto Lease Securitization Trust Series 2023-C Class A3, 5.8% 12/15/2026 (b)	825,204	827,432
Hyundai Auto Lease Securitization Trust Series 2024-B Class A2A, 5.51% 10/15/2026 (b)	274,023	274,375
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (b)	915,000	918,245
Hyundai Auto Receivables Trust Series 2022-B Class A3, 3.72% 11/16/2026	2,160	2,158
Hyundai Auto Receivables Trust Series 2024-A Class A2A, 5.29% 4/15/2027	2,870	2,874
Hyundai Auto Receivables Trust Series 2024-C Class A2A, 4.53% 9/15/2027	561,435	562,019
Hyundai Auto Receivables Trust Series 2025-B Class A2A, 4.45% 8/15/2028	600,000	601,791
John Deere Owner Trust Series 2024-A Class A2A, 5.19% 2/16/2027	5,778	5,783
John Deere Owner Trust Series 2024-C Class A2B, U.S. 30-Day Avg. SOFR Index + 0.43%, 4.7727% 8/16/2027 (c)(d)	536,752	536,945
Juniper Valley Park CLO LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5755% 7/20/2036 (b)(c)(d)	1,419,000	1,420,472
Kubota Credit Owner Trust 2025-2 Series 2025-2A Class A2, 4.48% 4/17/2028 (b)	465,000	466,872
Kubota Credit Owner Trust Series 2024-2A Class A2, 5.45% 4/15/2027 (b)	214,036	215,040
Kubota Credit Owner Trust Series 2025-1A Class A2, 4.61% 12/15/2027 (b)	1,015,000	1,018,247
M&T Equipment Notes Series 2025-1A Class A2, 4.7% 12/16/2027 (b)	445,000	447,318
Marlette Funding Trust 2025-1 Series 2025-1A Class A, 4.75% 7/16/2035 (b)	90,595	90,687
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (b)	4,746	4,749
Mercedes-Benz Auto Lease Trust Series 2024-A Class A2A, 5.44% 2/16/2027	441,270	442,333
Mercedes-Benz Auto Lease Trust Series 2025-A Class A2A, 4.57% 4/17/2028	700,000	703,194
Mercedes-Benz Auto Receivables Series 2023-1 Class A3, 4.51% 11/15/2027	330,244	330,626
Mercedes-Benz Auto Receivables Trust Series 2022-1 Class A3, 5.21% 8/16/2027	355,027	356,304
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (b)	55,601	55,635
Porsche Financial Auto Securitization Trust Series 2024-1A Class A2A, 4.45% 1/24/2028 (b)	450,221	450,440
Porsche Innovative Lease Owner Trust Series 2025-1A Class A2A, 4.6% 12/20/2027 (b)	565,000	566,462
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (b)	100,000	100,679
RCKT Trust Series 2025-1A Class A, 4.9% 7/25/2034 (b)	91,077	91,158
Reach Abs Trust Series 2025-2A Class A, 4.93% 8/18/2032 (b)	266,903	267,635
Santander Drive Auto Receivables Trust Series 2025-2 Class A2, 4.71% 6/15/2028	940,642	942,353
SBNA Auto Lease Trust Series 2024-B Class A2, 5.67% 11/20/2026 (b)	73,792	73,850
SBNA Auto Lease Trust Series 2024-C Class A2, 4.94% 11/20/2026 (b)	102,371	102,420
SFAST Series 2025-1A Class A2, 4.65% 5/22/2028 (b)	606,227	607,094
SFS Auto Receivables Securitization Trust Series 2024-2A Class A2, 5.71% 10/20/2027 (b)	152,092	152,320
SFS Auto Receivables Securitization Trust Series 2024-3A Class A2, 4.71% 5/22/2028 (b)	212,119	212,349
SFS Auto Receivables Securitization Trust Series 2025-2A Class A2, 4.52% 11/20/2028 (b)	685,000	686,661
Sfuel Series 2025-BA Class A2, 4.31% 5/22/2028 (b)	1,140,000	1,142,120
Sofi Consumer Loan Program Series 2025-3 Class A, 4.47% 8/15/2034 (b)	275,000	275,174
Tesla Auto Lease Trust Series 2023-B Class A3, 6.13% 9/21/2026 (b)	7,003	7,020
Tesla Auto Lease Trust Series 2024-B Class A2A, 4.79% 1/20/2027 (b)	251,837	252,027
Tesla Electric Vehicle Trust Series 2023-1 Class A2A, 5.54% 12/21/2026 (b)	153,487	153,661
Toyota Auto Receivables 2022-C Owner Tr Series 2022-C Class A3, 3.76% 4/15/2027	98,899	98,720
Toyota Auto Receivables Owner Trust Series 2023-A Class A3, 4.63% 9/15/2027	376,111	376,713
Toyota Auto Receivables Owner Trust Series 2024-B Class A2A, 5.41% 3/15/2027	245,097	245,395
Toyota Auto Receivables Owner Trust Series 2025-B Class A2A, 4.46% 3/15/2028	1,120,000	1,122,115
Toyota Lease Owner Trust Series 2023-B Class A3, 5.66% 11/20/2026 (b)	727,323	729,239
Toyota Lease Owner Trust Series 2025-A Class A2A, 4.58% 7/20/2027 (b)	596,197	597,795
USB Auto Owner Trust 2025-1 Series 2025-1A Class A2, 4.51% 6/15/2028 (b)	910,000	912,724
Verizon Master Trust Series 2025-3 Class A1A, 4.51% 3/20/2030	920,000	925,886
Volkswagen Auto Lease Trust Series 2024-A Class A2B, U.S. 30-Day Avg. SOFR Index + 0.47%, 4.815% 12/21/2026 (c)(d)	592,065	592,559
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A2A, 4.65% 11/22/2027	729,002	730,402
Volvo Financial Equipment LLC Series 2024-1A Class A2, 4.56% 5/17/2027 (b)	439,515	440,012
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A2, 5.1899% 2/18/2039 (b)(c)	772,343	774,648
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A2, CME Term SOFR 1 month Index + 1%, 5.3599% 6/21/2039 (b)(c)(d)	411,327	414,367
Wheels Fleet Lease Funding 1 LLC Series 2025-1A Class A2, CME Term SOFR 1 month Index + 0%, 4.9868% 1/18/2040 (b)(c)(d)	1,070,000	1,073,164
Woart Series 2025-B Class A2A, 4.38% 8/15/2028	1,120,000	1,122,186
Woart Series 2025-C Class A2A, 4.19% 10/16/2028	1,135,000	1,135,828
World Omni Auto Receivables Trust Series 2024-B Class A2A, 5.48% 9/15/2027	161,399	161,575
World Omni Auto Receivables Trust Series 2025-A Class A2A, 4.49% 4/17/2028	736,101	736,822
World Omni Automobile Lease Securitization Trust Series 2024-A Class A2A, 5.32% 2/16/2027	3,792	3,803
World Omni Automobile Lease Securitization Trust Series 2024-A Class A2B, 4.7727% 2/16/2027 (c)	256,493	256,632
World Omni Select Auto Trust Series 2024-A Class A2A, 5.37% 2/15/2028	274,458	274,990
TOTAL UNITED STATES		69,048,017
TOTAL ASSET-BACKED SECURITIES (Cost $85,274,888)		85,525,592

Collateralized Mortgage Obligations - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(c)	89,574	88,110
Ocwen Loan Investment Trust Series 2025-HB1 Class A, 3% 6/25/2038 (b)(c)	190,822	185,441
TOTAL UNITED STATES		273,551
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $271,462)		273,551

Commercial Mortgage Securities - 2.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.8%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 6.1066% 6/15/2040 (b)(c)(d)	820,000	823,588
BANK Series 2017-BNK5 Class ASB, 3.179% 6/15/2060	54,633	54,118
Benchmark Mortgage Trust Series 2018-B2 Class ASB, 3.7802% 2/15/2051	95,693	94,951
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.7053% 3/15/2041 (b)(c)(d)	128,092	128,332
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.735% 6/15/2041 (b)(c)(d)	211,000	211,396
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.7548% 3/15/2041 (b)(c)(d)	1,027,366	1,028,649
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 6.0044% 5/15/2041 (b)(c)	375,645	376,584
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.376% 2/15/2039 (b)(c)(d)	924,780	924,780
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.1245% 12/9/2040 (b)(c)(d)	75,897	76,039
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6559% 12/15/2039 (b)(c)(d)	96,281	96,551
BX Commercial Mortgage Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.8065% 4/15/2040 (b)(c)(d)	584,024	585,301
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.805% 4/15/2041 (b)(c)(d)	371,869	372,799
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.5069% 3/15/2030 (b)(c)(d)	771,989	771,024
BX Trust Series 2021-MFM1 Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1775% 1/15/2034 (b)(c)(d)	5,887	5,885
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.1485% 6/15/2038 (b)(c)(d)(e)	1,139,759	1,139,403
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.8051% 2/15/2039 (b)(c)(d)	294,508	294,968
Citigroup Commercial Mortgage Trust Series 2017-P7 Class AAB, 3.509% 4/14/2050	11,545	11,478
COMM Mortgage Trust Series 2017-CD4 Class ASB, 3.317% 5/10/2050	38,295	38,012
CSAIL Commercial Mortgage Trust Series 2017-CX10 Class ASB, 3.3269% 11/15/2050	29,748	29,487
DBJPM Mortgage Trust Series 2016-C1 Class A3A, 3.015% 5/10/2049	980,709	974,685
DBJPM Mortgage Trust Series 2016-C1 Class ASB, 3.038% 5/10/2049	120,404	120,140
DBJPM Mortgage Trust Series 2017-C6 Class ASB, 3.121% 6/10/2050	68,183	67,554
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.5575% 7/15/2038 (b)(c)(d)	106,362	106,329
GS Mortgage Securities Trust Series 2017-GS7 Class AAB, 3.203% 8/10/2050	351,963	348,136
GS Mortgage Securities Trust Series 2017-GS8 Class AAB, 3.313% 11/10/2050	42,029	41,639
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class ASB, 2.9941% 12/15/2049	13,863	13,748
JPMDB Commercial Mortgage Securities Trust Series 2017-C5 Class ASB, 3.4919% 3/15/2050	616,615	612,465
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34 Class ASB, 3.354% 11/15/2052	105,799	104,668
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4522% 11/15/2040 (b)(c)(d)	6,501	6,505
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.606% 12/15/2039 (b)(c)(d)	316,000	316,000
UBS Commercial Mortgage Trust Series 2017-C4 Class ASB, 3.366% 10/15/2050	74,017	73,352
UBS Commercial Mortgage Trust Series 2017-C5 Class ASB, 3.345% 11/15/2050	10,238	10,120
UBS Commercial Mortgage Trust Series 2017-C7 Class ASB, 3.586% 12/15/2050	177,779	176,279
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class ASB, 2.514% 8/15/2049	1,306	1,304
Wells Fargo Commercial Mortgage Trust Series 2016-C32 Class A3FL, CME Term SOFR 1 month Index + 1.5345%, 5.8976% 1/15/2059 (c)(d)	238,727	239,003
Wells Fargo Commercial Mortgage Trust Series 2016-LC24 Class ASB, 2.825% 10/15/2049	11,467	11,424
Wells Fargo Commercial Mortgage Trust Series 2016-LC25 Class ASB, 3.486% 12/15/2059	68,665	68,343
Wells Fargo Commercial Mortgage Trust Series 2017-C38 Class ASB, 3.261% 7/15/2050	25,126	24,962
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class ASB, 3.488% 12/15/2050	32,872	32,645
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 6.1544% 10/15/2041 (b)(c)(d)	388,000	388,601
TOTAL UNITED STATES		10,801,247
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $10,728,602)		10,801,247

Non-Convertible Corporate Bonds - 45.8%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.8%
Financials - 0.3%
Banks - 0.3%
Commonwealth Bank of Australia U.S. SOFR Index + 0.46%, 4.8305% 11/27/2026 (b)(c)(d)	1,200,000	1,202,416
Materials - 0.5%
Metals & Mining - 0.5%
Glencore Funding LLC 1.625% 4/27/2026 (b)	890,000	872,991
Glencore Funding LLC U.S. SOFR Averages Index + 0.75%, 5.1108% 10/1/2026 (b)(c)(d)	1,135,000	1,137,663
		2,010,654
TOTAL AUSTRALIA		3,213,070
CANADA - 3.3%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Enbridge Inc 1.6% 10/4/2026	780,000	758,118
TransCanada PipeLines Ltd 4.875% 1/15/2026	930,000	929,996
		1,688,114
Financials - 2.9%
Banks - 2.9%
Bank of Montreal 4.567% 9/10/2027 (c)	1,030,000	1,032,509
Bank of Nova Scotia/The 2.7% 8/3/2026	1,100,000	1,085,726
Bank of Nova Scotia/The U.S. SOFR Averages Index + 0.545%, 4.9003% 3/2/2026 (c)(d)	30,000	30,043
Federation des Caisses Desjardins du Quebec U.S. SOFR Index + 0.63%, 4.9867% 1/27/2027 (b)(c)(d)	1,100,000	1,100,310
National Bank of Canada 4.95% 2/1/2028 (c)	1,175,000	1,185,992
Royal Bank of Canada 4.51% 10/18/2027 (c)	1,100,000	1,102,512
Royal Bank of Canada 5.069% 7/23/2027 (c)	1,500,000	1,509,933
Royal Bank of Canada U.S. SOFR Averages Index + 0.57%, 4.9267% 4/27/2026 (c)(d)	1,100,000	1,101,940
Royal Bank of Canada U.S. SOFR Averages Index + 0.72%, 5.0703% 10/18/2027 (c)(d)	1,100,000	1,102,513
Toronto Dominion Bank 4.568% 12/17/2026	1,500,000	1,507,113
		10,758,591
TOTAL CANADA		12,446,705
DENMARK - 0.5%
Financials - 0.5%
Banks - 0.5%
Danske Bank A/S 1.549% 9/10/2027 (b)(c)	790,000	767,374
Danske Bank A/S 6.259% 9/22/2026 (b)(c)	1,100,000	1,101,017

TOTAL DENMARK		1,868,391
FINLAND - 0.3%
Financials - 0.3%
Banks - 0.3%
Nordea Bank Abp U.S. SOFR Index + 0.7%, 5.0571% 3/17/2028 (b)(c)(d)	1,100,000	1,103,838
FRANCE - 0.8%
Financials - 0.8%
Banks - 0.8%
BNP Paribas SA 2.591% 1/20/2028 (b)(c)	1,100,000	1,073,410
Credit Agricole SA 5.589% 7/5/2026 (b)	1,000,000	1,010,345
Societe Generale SA 1.792% 6/9/2027 (b)(c)	1,000,000	978,825

TOTAL FRANCE		3,062,580
GERMANY - 2.4%
Consumer Discretionary - 1.6%
Automobiles - 1.6%
BMW US Capital LLC U.S. SOFR Averages Index + 0.8%, 5.1534% 8/13/2026 (b)(c)(d)	1,100,000	1,104,180
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.63%, 4.9838% 7/31/2026 (b)(c)(d)	1,500,000	1,504,175
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.78%, 5.1408% 4/1/2027 (b)(c)(d)	750,000	752,648
Volkswagen Group of America Finance LLC U.S. SOFR Index + 0.83%, 5.1884% 3/20/2026 (b)(c)(d)	1,530,000	1,532,279
Volkswagen Group of America Finance LLC U.S. SOFR Index + 1.06%, 5.4137% 8/14/2026 (b)(c)(d)	1,091,000	1,093,684
		5,986,966
Financials - 0.8%
Capital Markets - 0.8%
Deutsche Bank AG/New York NY 2.129% 11/24/2026 (c)	1,250,000	1,242,899
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (c)	1,170,000	1,141,268
Deutsche Bank AG/New York NY 7.146% 7/13/2027 (c)	864,000	883,535
		3,267,702
TOTAL GERMANY		9,254,668
IRELAND - 1.5%
Financials - 1.0%
Banks - 0.5%
Bank of Ireland Group PLC 2.029% 9/30/2027 (b)(c)	916,000	891,986
Bank of Ireland Group PLC 6.253% 9/16/2026 (b)(c)	1,000,000	999,961
		1,891,947
Consumer Finance - 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	1,055,000	1,033,393
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 10/1/2025	800,000	799,826
		1,833,219
TOTAL FINANCIALS		3,725,166

Industrials - 0.5%
Transportation Infrastructure - 0.5%
Avolon Holdings Funding Ltd 2.125% 2/21/2026 (b)	1,031,000	1,018,696
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (b)	1,100,000	1,097,182
		2,115,878
TOTAL IRELAND		5,841,044
ITALY - 0.7%
Utilities - 0.7%
Electric Utilities - 0.7%
Enel Finance International NV 1.625% 7/12/2026 (b)(f)	1,190,000	1,161,962
Enel Finance International NV 7.05% 10/14/2025 (b)(f)	1,356,000	1,359,473

TOTAL ITALY		2,521,435
JAPAN - 1.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
NTT Finance Corp 4.567% 7/16/2027 (b)	200,000	201,269
Financials - 0.9%
Banks - 0.9%
Mizuho Financial Group Inc 1.234% 5/22/2027 (c)	1,200,000	1,173,527
Sumitomo Mitsui Financial Group Inc 1.402% 9/17/2026	1,200,000	1,166,112
Sumitomo Mitsui Financial Group Inc 2.632% 7/14/2026	1,200,000	1,183,964
		3,523,603
TOTAL JAPAN		3,724,872
NETHERLANDS - 1.7%
Financials - 1.4%
Banks - 1.4%
ABN AMRO Bank NV U.S. SOFR Averages Index + 1.78%, 6.1384% 9/18/2027 (b)(c)(d)	1,100,000	1,112,287
Cooperatieve Rabobank UA 1.98% 12/15/2027 (b)(c)	980,000	951,552
Cooperatieve Rabobank UA/NY 4.333% 8/28/2026	1,000,000	1,002,628
ING Groep NV 6.083% 9/11/2027 (c)	1,100,000	1,118,502
ING Groep NV U.S. SOFR Averages Index + 1.56%, 5.9151% 9/11/2027 (c)(d)	1,100,000	1,109,706
		5,294,675
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
NXP BV / NXP Funding LLC 5.35% 3/1/2026	1,100,000	1,102,208
TOTAL NETHERLANDS		6,396,883
NORWAY - 0.3%
Financials - 0.3%
Banks - 0.3%
DNB Bank ASA 1.127% 9/16/2026 (b)(c)	1,291,000	1,289,233
DNB Bank ASA 1.535% 5/25/2027 (b)(c)	30,000	29,404

TOTAL NORWAY		1,318,637
SWEDEN - 0.6%
Financials - 0.6%
Banks - 0.6%
Svenska Handelsbanken AB 1.418% 6/11/2027 (b)(c)	1,180,000	1,154,375
Swedbank AB 6.136% 9/12/2026 (b)	1,100,000	1,120,488

TOTAL SWEDEN		2,274,863
SWITZERLAND - 0.7%
Financials - 0.7%
Capital Markets - 0.7%
UBS Group AG 1.364% 1/30/2027 (b)(c)	1,350,000	1,333,153
UBS Group AG 1.494% 8/10/2027 (b)(c)	1,200,000	1,167,953

TOTAL SWITZERLAND		2,501,106
UNITED KINGDOM - 4.2%
Consumer Staples - 0.2%
Tobacco - 0.2%
BAT Capital Corp 3.215% 9/6/2026	906,000	896,137
Financials - 3.7%
Banks - 3.7%
Barclays PLC 4.375% 1/12/2026	1,200,000	1,199,652
Barclays PLC 5.829% 5/9/2027 (c)	1,240,000	1,251,241
Barclays PLC 7.325% 11/2/2026 (c)	1,100,000	1,104,744
Barclays PLC U.S. SOFR Index + 1.88%, 6.2358% 9/13/2027 (c)(d)	1,100,000	1,113,656
HSBC Holdings PLC 2.251% 11/22/2027 (c)	1,000,000	975,175
HSBC Holdings PLC 5.887% 8/14/2027 (c)	1,240,000	1,256,689
Lloyds Banking Group PLC 1.627% 5/11/2027 (c)	800,000	784,849
Lloyds Banking Group PLC 5.462% 1/5/2028 (c)	1,120,000	1,135,999
Lloyds Banking Group PLC U.S. SOFR Averages Index + 1.56%, 5.912% 8/7/2027 (c)(d)	1,100,000	1,110,115
NatWest Group PLC 1.642% 6/14/2027 (c)	1,247,000	1,220,570
NatWest Group PLC 5.847% 3/2/2027 (c)	1,440,000	1,450,226
NatWest Group PLC 7.472% 11/10/2026 (c)	1,100,000	1,105,872
		13,708,788
Health Care - 0.3%
Pharmaceuticals - 0.3%
GlaxoSmithKline Capital PLC U.S. SOFR Index + 0.5%, 4.8554% 3/12/2027 (c)(d)	1,250,000	1,254,239
Industrials - 0.0%
Aerospace & Defense - 0.0%
BAE Systems Holdings Inc 3.85% 12/15/2025 (b)	75,000	74,841
TOTAL UNITED KINGDOM		15,934,005
UNITED STATES - 27.0%
Communication Services - 0.8%
Wireless Telecommunication Services - 0.8%
Sprint LLC 7.625% 3/1/2026	900,000	904,475
T-Mobile USA Inc 2.25% 2/15/2026	960,000	949,340
T-Mobile USA Inc 2.625% 4/15/2026	1,160,000	1,146,809
		3,000,624
Consumer Discretionary - 2.6%
Automobiles - 1.8%
American Honda Finance Corp U.S. SOFR Averages Index + 0.79%, 5.1456% 10/3/2025 (c)(d)	1,100,000	1,100,449
American Honda Finance Corp U.S. SOFR Index + 0.65%, 4.9966% 5/20/2026 (c)(d)	900,000	901,826
American Honda Finance Corp U.S. SOFR Index + 0.71%, 5.0603% 1/9/2026 (c)(d)	1,100,000	1,101,667
American Honda Finance Corp U.S. SOFR Index + 0.87%, 5.2201% 7/9/2027 (c)(d)	1,100,000	1,103,333
General Motors Financial Co Inc 5.25% 3/1/2026	1,100,000	1,101,860
Hyundai Capital America 5.45% 6/24/2026 (b)	661,000	666,052
Hyundai Capital America U.S. SOFR Index + 1.12%, 5.4785% 6/23/2027 (b)(c)(d)	950,000	954,970
Hyundai Capital America U.S. SOFR Index + 1.32%, 5.6754% 11/3/2025 (b)(c)(d)	50,000	50,083
		6,980,240
Leisure Products - 0.4%
Mattel Inc 3.375% 4/1/2026 (b)	380,000	376,600
Mattel Inc 5.875% 12/15/2027 (b)	1,280,000	1,283,410
		1,660,010
Specialty Retail - 0.4%
Home Depot Inc/The U.S. SOFR Index + 0.33%, 4.6863% 12/24/2025 (c)(d)	860,000	860,514
Ross Stores Inc 0.875% 4/15/2026	490,000	479,369
		1,339,883
TOTAL CONSUMER DISCRETIONARY		9,980,133

Consumer Staples - 1.4%
Beverages - 0.3%
Keurig Dr Pepper Inc U.S. SOFR Index + 0.58%, 4.9328% 11/15/2026 (c)(d)	1,272,000	1,272,166
Consumer Staples Distribution & Retail - 0.6%
Mars Inc 4.45% 3/1/2027 (b)	959,000	964,784
Walmart Inc U.S. SOFR Averages Index + 0.43%, 4.7867% 4/28/2027 (c)(d)	1,039,000	1,041,994
		2,006,778
Food Products - 0.3%
McCormick & Co Inc/MD 0.9% 2/15/2026	1,350,000	1,328,185
The Campbell's Company 5.3% 3/20/2026	3,000	3,013
		1,331,198
Tobacco - 0.2%
Altria Group Inc 2.625% 9/16/2026	770,000	757,272
TOTAL CONSUMER STAPLES		5,367,414

Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Chevron USA Inc U.S. SOFR Averages Index + 0.36%, 4.726% 2/26/2027 (c)(d)	1,066,000	1,067,133
Energy Transfer LP 5.625% 5/1/2027 (b)	30,000	30,002
EQT Corp 3.125% 5/15/2026 (b)	499,000	493,162
Williams Cos Inc/The 5.4% 3/2/2026	1,100,000	1,105,140
		2,695,437
Financials - 15.9%
Banks - 7.8%
Bank of America Corp 1.197% 10/24/2026 (c)	750,000	746,491
Bank of America Corp 1.734% 7/22/2027 (c)	1,200,000	1,172,627
Bank of America Corp 3.559% 4/23/2027 (c)	1,160,000	1,154,223
Bank of America Corp 3.824% 1/20/2028 (c)	1,150,000	1,143,356
Citibank NA U.S. SOFR Index + 0.708%, 5.0618% 8/6/2026 (c)(d)	750,000	752,190
Citibank NA U.S. SOFR Index + 0.781%, 5.1371% 5/29/2027 (c)(d)	1,130,000	1,138,455
Citigroup Inc U.S. SOFR Index + 1.1143%, 5.497% 5/7/2028 (c)(d)	950,000	956,372
Huntington National Bank/The U.S. SOFR Index + 0.72%, 5.0699% 4/12/2028 (c)(d)	912,000	911,482
JPMorgan Chase & Co 1.04% 2/4/2027 (c)	1,100,000	1,084,546
JPMorgan Chase & Co 1.578% 4/22/2027 (c)	1,219,000	1,198,085
JPMorgan Chase & Co 2.947% 2/24/2028 (c)	1,000,000	981,751
JPMorgan Chase & Co 6.07% 10/22/2027 (c)	1,220,000	1,243,972
Morgan Stanley Bank NA 4.447% 10/15/2027 (c)	900,000	900,727
Morgan Stanley Bank NA U.S. SOFR Index + 0.685%, 5.0352% 10/15/2027 (c)(d)	1,200,000	1,203,358
Morgan Stanley Private Bank NA U.S. SOFR Index + 0.77%, 5.1231% 7/6/2028 (c)(d)	1,140,000	1,143,129
PNC Bank NA U.S. SOFR Index + 0.73%, 5.08% 7/21/2028 (c)(d)	849,000	850,258
PNC Financial Services Group Inc/The 4.758% 1/26/2027 (c)	1,235,000	1,236,072
PNC Financial Services Group Inc/The 5.102% 7/23/2027 (c)	1,200,000	1,206,870
Truist Bank U.S. SOFR Index + 0.77%, 5.1236% 7/24/2028 (c)(d)	1,100,000	1,100,209
Truist Financial Corp 1.267% 3/2/2027 (c)	970,000	955,340
Truist Financial Corp 6.047% 6/8/2027 (c)	1,140,000	1,153,098
US Bancorp 5.727% 10/21/2026 (c)	1,020,000	1,021,544
US Bancorp 6.787% 10/26/2027 (c)	900,000	924,976
US Bank NA/Cincinnati OH U.S. SOFR Index + 0.91%, 5.2628% 5/15/2028 (c)(d)	1,500,000	1,508,703
Wells Fargo & Co 3.196% 6/17/2027 (c)	1,311,000	1,299,644
Wells Fargo & Co 3.526% 3/24/2028 (c)	960,000	949,764
Wells Fargo & Co 5.707% 4/22/2028 (c)	900,000	920,500
Wells Fargo Bank NA U.S. SOFR Index + 0.71%, 5.0602% 1/15/2026 (c)(d)	1,100,000	1,101,344
		29,959,086
Capital Markets - 4.4%
Athene Global Funding 2.95% 11/12/2026 (b)	970,000	953,706
Athene Global Funding 4.86% 8/27/2026 (b)	856,000	860,336
Athene Global Funding 4.95% 1/7/2027 (b)	1,200,000	1,210,207
Athene Global Funding 5.62% 5/8/2026 (b)	1,120,000	1,128,891
Bank of New York Mellon Corp/The 4.947% 4/26/2027 (c)	1,200,000	1,205,582
Bank of New York Mellon Corp/The U.S. SOFR Averages Index + 0.68%, 5.0342% 6/9/2028 (c)(d)	1,150,000	1,153,286
Bank of New York Mellon U.S. SOFR Averages Index + 0.71%, 5.06% 4/20/2027 (c)(d)	1,500,000	1,503,353
Goldman Sachs Group Inc/The 1.093% 12/9/2026 (c)	1,100,000	1,090,001
Goldman Sachs Group Inc/The 1.431% 3/9/2027 (c)	1,200,000	1,181,328
Goldman Sachs Group Inc/The 4.387% 6/15/2027 (c)	930,000	929,861
Goldman Sachs Group Inc/The U.S. SOFR Index + 1.29%, 5.6421% 4/23/2028 (c)(d)	807,000	814,695
Morgan Stanley 1.512% 7/20/2027 (c)	1,180,000	1,150,812
Morgan Stanley 4.21% 4/20/2028 (c)	40,000	40,007
Morgan Stanley 5.05% 1/28/2027 (c)	1,100,000	1,102,843
Sammons Financial Group Global Funding U.S. SOFR Index + 0.85%, 5.2054% 9/2/2027 (b)(c)(d)	1,100,000	1,101,090
State Street Bank & Trust Co U.S. SOFR Index + 0.46%, 4.8199% 11/25/2026 (c)(d)	711,000	711,943
State Street Corp U.S. SOFR Index + 0.95%, 5.3036% 4/24/2028 (c)(d)	507,000	510,312
		16,648,253
Consumer Finance - 2.0%
American Express Co 5.389% 7/28/2027 (c)	1,100,000	1,110,551
American Express Co 5.645% 4/23/2027 (c)	1,100,000	1,108,904
American Express Co U.S. SOFR Averages Index + 0.97%, 5.3267% 7/28/2027 (c)(d)	1,500,000	1,506,226
American Express Co U.S. SOFR Averages Index + 1.35%, 5.7061% 10/30/2026 (c)(d)	1,100,000	1,102,685
American Express Co U.S. SOFR Index + 0.76%, 5.1134% 2/13/2026 (c)(d)	1,125,000	1,127,196
Ford Motor Credit Co LLC 4.389% 1/8/2026	435,000	434,276
Toyota Motor Credit Corp U.S. SOFR Averages Index + 0.45%, 4.8001% 4/10/2026 (c)(d)	1,100,000	1,101,598
Toyota Motor Credit Corp U.S. SOFR Averages Index + 0.89%, 5.2439% 5/18/2026 (c)(d)	25,000	25,107
		7,516,543
Financial Services - 0.2%
CNH Industrial Capital LLC 5.45% 10/14/2025	1,000,000	1,000,865
Insurance - 1.5%
Brown & Brown Inc 4.6% 12/23/2026	354,000	355,660
Equitable Financial Life Global Funding 1.7% 11/12/2026 (b)	1,000,000	970,815
Equitable Financial Life Global Funding 4.6% 4/1/2027 (b)	771,000	775,460
Jackson National Life Global Funding 3.05% 4/29/2026 (b)	760,000	753,477
Jackson National Life Global Funding 4.9% 1/13/2027 (b)	1,006,000	1,013,235
Jackson National Life Global Funding U.S. SOFR Index + 0.97%, 5.3199% 1/14/2028 (b)(c)(d)	1,000,000	1,002,876
Pacific Life Global Funding II U.S. SOFR Index + 0.62%, 4.9742% 6/4/2026 (b)(c)(d)	25,000	25,073
Reinsurance Group of America Inc 3.95% 9/15/2026	760,000	757,547
		5,654,143
TOTAL FINANCIALS		60,778,890

Health Care - 1.2%
Biotechnology - 0.3%
Gilead Sciences Inc 3.65% 3/1/2026	1,100,000	1,096,265
Health Care Providers & Services - 0.9%
CVS Health Corp 2.875% 6/1/2026	1,456,000	1,438,786
CVS Health Corp 5% 2/20/2026	930,000	932,170
HCA Inc 5.875% 2/15/2026	1,025,000	1,025,845
		3,396,801
Pharmaceuticals - 0.0%
Bristol-Myers Squibb Co U.S. SOFR Index + 0.49%, 4.8412% 2/20/2026 (c)(d)	30,000	30,045
TOTAL HEALTH CARE		4,523,111

Industrials - 0.7%
Aerospace & Defense - 0.2%
Boeing Co 3.1% 5/1/2026	900,000	891,976
Ground Transportation - 0.2%
CSX Corp 2.6% 11/1/2026	700,000	688,472
Industrial Conglomerates - 0.3%
Trane Technologies Financing Ltd 3.5% 3/21/2026	1,140,000	1,134,105
TOTAL INDUSTRIALS		2,714,553

Information Technology - 1.5%
Electronic Equipment, Instruments & Components - 0.5%
Dell International LLC / EMC Corp 4.9% 10/1/2026	750,000	753,110
Dell International LLC / EMC Corp 6.02% 6/15/2026	1,020,000	1,028,923
		1,782,033
Semiconductors & Semiconductor Equipment - 0.6%
Marvell Technology Inc 1.65% 4/15/2026	2,226,000	2,187,218
Software - 0.3%
VMware LLC 1.4% 8/15/2026	1,300,000	1,263,988
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co 4.45% 9/25/2026	544,000	544,768
TOTAL INFORMATION TECHNOLOGY		5,778,007

Materials - 0.3%
Chemicals - 0.3%
Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP 3.4% 12/1/2026 (b)	1,100,000	1,089,894
Real Estate - 0.6%
Diversified REITs - 0.3%
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (b)	1,150,000	1,144,881
Office REITs - 0.3%
COPT Defense Properties LP 2.25% 3/15/2026	1,100,000	1,084,458
TOTAL REAL ESTATE		2,229,339

Utilities - 1.3%
Electric Utilities - 1.0%
DTE Electric Co 4.25% 5/14/2027	201,000	201,801
Eversource Energy 4.75% 5/15/2026	750,000	751,733
NextEra Energy Capital Holdings Inc 4.685% 9/1/2027	520,000	524,914
Oncor Electric Delivery Co LLC 4.5% 3/20/2027 (b)	671,000	675,618
Pacific Gas and Electric Co U.S. SOFR Averages Index + 0.95%, 5.3042% 9/4/2025 (c)(d)	1,500,000	1,500,047
Vistra Operations Co LLC 5.05% 12/30/2026 (b)	260,000	261,915
		3,916,028
Multi-Utilities - 0.3%
Dominion Energy Inc 1.45% 4/15/2026	1,200,000	1,178,845
TOTAL UTILITIES		5,094,873

TOTAL UNITED STATES		103,252,275
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $173,992,380)		174,714,372

U.S. Treasury Obligations - 25.6%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/29/2026	4.20	22,000,000	21,644,164
US Treasury Bills 0% 11/6/2025	4.21	6,000,000	5,955,700
US Treasury Notes 3.5% 9/30/2026	4.24 to 4.26	20,950,300	20,872,555
US Treasury Notes 4.125% 1/31/2027	3.89 to 4.36	22,700,000	22,812,613
US Treasury Notes 4.25% 1/31/2026	4.16 to 5.02	26,650,000	26,660,827
TOTAL U.S. TREASURY OBLIGATIONS (Cost $97,720,093)			97,945,859

Money Market Funds - 4.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $15,397,854)	4.36	15,394,775	15,397,854

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $383,385,279)	384,658,475
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(2,554,072)
NET ASSETS - 100.0%	382,104,403

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $108,710,882 or 28.5% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Level 3 security
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,031,485	179,791,347	165,424,978	446,913	-	-	15,397,854	15,394,775	0.0%
Total	1,031,485	179,791,347	165,424,978	446,913	-	-	15,397,854

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	85,525,592	-	85,525,592	-

Collateralized Mortgage Obligations	273,551	-	273,551	-

Commercial Mortgage Securities	10,801,247	-	9,661,844	1,139,403

Non-Convertible Corporate Bonds
Communication Services	3,201,893	-	3,201,893	-
Consumer Discretionary	15,967,099	-	15,967,099	-
Consumer Staples	6,263,551	-	6,263,551	-
Energy	4,383,551	-	4,383,551	-
Financials	114,389,246	-	114,389,246	-
Health Care	5,777,350	-	5,777,350	-
Industrials	4,905,272	-	4,905,272	-
Information Technology	6,880,215	-	6,880,215	-
Materials	3,100,548	-	3,100,548	-
Real Estate	2,229,339	-	2,229,339	-
Utilities	7,616,308	-	7,616,308	-

U.S. Treasury Obligations	97,945,859	-	97,945,859	-

Money Market Funds	15,397,854	15,397,854	-	-
Total Investments in Securities:	384,658,475	15,397,854	368,121,218	1,139,403
Fidelity® Low Duration Bond ETF
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $367,987,425)	$369,260,621
Fidelity Central Funds (cost $15,397,854)	15,397,854

Total Investment in Securities (cost $383,385,279)		$384,658,475
Cash		44,973
Interest receivable		2,420,479
Distributions receivable from Fidelity Central Funds		50,330
Total assets		387,174,257
Liabilities
Payable for investments purchased	$3,619,929
Distributions payable	1,386,225
Accrued management fee	63,700
Total liabilities		5,069,854
Net Assets		$382,104,403
Net Assets consist of:
Paid in capital		$379,759,176
Total accumulated earnings (loss)		2,345,227
Net Assets		$382,104,403
Net Asset Value, offering price and redemption price per share ($382,104,403 ÷ 7,575,000 shares)		$50.44
Statement of Operations
Year ended August 31, 2025
Investment Income
Interest		$17,947,324
Income from Fidelity Central Funds		446,913
Total income		18,394,237
Expenses
Management fee	$751,881
Independent trustees' fees and expenses	937
Total expenses before reductions	752,818
Expense reductions	(6,808)
Total expenses after reductions		746,010
Net Investment income (loss)		17,648,227
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	847,368
Total net realized gain (loss)		847,368
Change in net unrealized appreciation (depreciation) on investment securities		(89,000)
Net gain (loss)		758,368
Net increase (decrease) in net assets resulting from operations		$18,406,595
Statement of Changes in Net Assets

	Year ended August 31, 2025	For the period February 22, 2024 (commencement of operations) through August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,648,227	$7,317,035
Net realized gain (loss)	847,368	31,725
Change in net unrealized appreciation (depreciation)	(89,000)	1,362,196
Net increase (decrease) in net assets resulting from operations	18,406,595	8,710,956
Distributions to shareholders	(17,691,750)	(7,080,575)

Share transactions
Proceeds from sales of shares	10,082,356	372,200,440
Cost of shares redeemed	(2,523,619)	-

Net increase (decrease) in net assets resulting from share transactions	7,558,737	372,200,440
Total increase (decrease) in net assets	8,273,582	373,830,821

Net Assets
Beginning of period	373,830,821	-
End of period	$382,104,403	$373,830,821

Other Information
Shares
Sold	200,000	7,425,000
Redeemed	(50,000)	-
Net increase (decrease)	150,000	7,425,000

Financial Highlights
Fidelity® Low Duration Bond ETF

Years ended August 31,	2025	2024 A
Selected Per-Share Data
Net asset value, beginning of period	$50.35	$50.00
Income from Investment Operations
Net investment income (loss) B,C	2.368	1.305
Net realized and unrealized gain (loss)	.096	.190
Total from investment operations	2.464	1.495
Distributions from net investment income	(2.354)	(1.145)
Distributions from net realized gain	(.020)	-
Total distributions	(2.374)	(1.145)
Net asset value, end of period	$50.44	$50.35
Total Return D,E,F	5.01%	3.01%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.20%	.20% I
Expenses net of fee waivers, if any	.20%	.20% I
Expenses net of all reductions, if any	.20%	.20% I
Net investment income (loss)	4.69%	5.00% I
Supplemental Data
Net assets, end of period (000 omitted)	$382,104	$373,831
Portfolio turnover rate J,K	59%	15% I

AFor the period February 22, 2024 (commencement of operations) through August 31, 2024.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FBased on net asset value.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JPortfolio turnover rate excludes securities received or delivered in-kind.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Low Duration Bond Factor ETF
Schedule of Investments August 31, 2025
Showing Percentage of Net Assets
Non-Convertible Corporate Bonds - 86.8%
	Principal Amount (a)	Value ($)
AUSTRALIA - 11.9%
Financials - 11.2%
Banks - 9.6%
Australia & New Zealand Banking Group Ltd U.S. SOFR Index + 0.56%, 4.9184% 3/18/2026 (b)(c)(d)	6,314,000	6,326,016
Australia & New Zealand Banking Group Ltd U.S. SOFR Index + 0.64%, 4.9956% 10/3/2025 (b)(c)(d)	1,900,000	1,900,749
Australia & New Zealand Banking Group Ltd U.S. SOFR Index + 0.68%, 5.0313% 7/16/2027 (b)(c)(d)	5,600,000	5,626,875
Australia & New Zealand Banking Group Ltd U.S. SOFR Index + 0.81%, 5.1603% 1/18/2027 (b)(c)(d)	4,900,000	4,928,699
Australia & New Zealand Banking Group Ltd U.S. SOFR Index + 0.85%, 5.2066% 12/16/2029 (b)(c)(d)	7,200,000	7,281,328
Commonwealth Bank of Australia U.S. SOFR Index + 0.46%, 4.8305% 11/27/2026 (b)(c)(d)	6,050,000	6,062,180
Commonwealth Bank of Australia U.S. SOFR Index + 0.52%, 4.8763% 6/15/2026 (b)(c)(d)	2,310,000	2,313,803
Commonwealth Bank of Australia U.S. SOFR Index + 0.63%, 4.9854% 9/12/2025 (b)(c)(d)	1,000,000	1,000,165
Commonwealth Bank of Australia U.S. SOFR Index + 0.64%, 4.9963% 3/14/2028 (b)(c)(d)	3,000,000	3,010,497
Commonwealth Bank of Australia U.S. SOFR Index + 0.75%, 5.1058% 3/13/2026 (b)(c)(d)	1,200,000	1,202,809
Commonwealth Bank of Australia U.S. SOFR Index + 0.81%, 5.1663% 3/14/2030 (b)(c)(d)	8,850,000	8,931,482
Commonwealth Bank of Australia U.S. SOFR Index + 0.97%, 5.3263% 3/14/2027 (b)(c)(d)	800,000	806,256
National Australia Bank Ltd U.S. SOFR Index + 0.5%, 4.8536% 3/6/2028 (b)(c)(d)	3,000,000	3,000,074
National Australia Bank Ltd U.S. SOFR Index + 0.6%, 4.9567% 10/26/2027 (b)(c)(d)	400,000	401,629
National Australia Bank Ltd U.S. SOFR Index + 0.62%, 4.9751% 6/11/2027 (b)(c)(d)	18,950,000	19,024,990
National Australia Bank Ltd U.S. SOFR Index + 0.65%, 4.9999% 1/12/2027 (b)(c)(d)	850,000	853,302
National Australia Bank Ltd U.S. SOFR Index + 0.65%, 5.0042% 12/10/2025 (b)(c)(d)	2,500,000	2,502,733
National Australia Bank Ltd U.S. SOFR Index + 0.65%, 5.0058% 6/13/2028 (b)(c)(d)	2,000,000	2,010,455
National Australia Bank Ltd U.S. SOFR Index + 0.79%, 5.1399% 1/14/2030 (b)(c)(d)	1,200,000	1,210,475
Westpac Banking Corp U.S. SOFR Index + 0.42%, 4.7716% 4/16/2026 (b)(c)	1,600,000	1,601,654
Westpac Banking Corp U.S. SOFR Index + 0.46%, 4.81% 10/20/2026 (b)(c)	629,000	629,806
Westpac Banking Corp U.S. SOFR Index + 0.5%, 4.854% 3/6/2028 (b)(c)(d)	7,430,000	7,431,767
Westpac Banking Corp U.S. SOFR Index + 0.52%, 4.875% 6/3/2026 (b)(c)	1,185,000	1,186,580
Westpac Banking Corp U.S. SOFR Index + 0.81%, 5.1613% 4/16/2029 (b)(c)	5,000,000	5,043,304
Westpac Banking Corp U.S. SOFR Index + 0.82%, 5.1808% 7/1/2030 (b)(c)	2,000,000	2,017,900
		96,305,528
Capital Markets - 1.6%
Macquarie Bank Ltd U.S. SOFR Index + 0.74%, 5.0954% 6/12/2028 (b)(c)(d)	5,850,000	5,880,641
Macquarie Bank Ltd U.S. SOFR Index + 0.92%, 5.2777% 7/2/2027 (b)(c)(d)	5,981,000	6,028,685
Macquarie Bank Ltd U.S. SOFR Index + 1.2%, 5.554% 12/7/2026 (b)(c)(d)	600,000	605,116
Macquarie Bank Ltd U.S. SOFR Index + 1.24%, 5.5966% 6/15/2026 (b)(c)(d)	900,000	906,193
Macquarie Group Ltd U.S. SOFR Index + 0.92%, 5.2785% 9/23/2027 (b)(c)(d)	3,180,000	3,190,554
		16,611,189
TOTAL FINANCIALS		112,916,717

Materials - 0.7%
Metals & Mining - 0.7%
Glencore Funding LLC U.S. SOFR Averages Index + 0.75%, 5.1108% 10/1/2026 (b)(c)(d)	3,100,000	3,107,272
Glencore Funding LLC U.S. SOFR Averages Index + 1.06%, 5.4135% 4/4/2027 (b)(c)(d)	1,200,000	1,206,655
Rio Tinto Finance USA PLC U.S. SOFR Averages Index + 0.84%, 5.1963% 3/14/2028 (b)(c)	2,500,000	2,526,056
		6,839,983
TOTAL AUSTRALIA		119,756,700
CANADA - 8.2%
Financials - 8.2%
Banks - 8.2%
Bank of Montreal U.S. SOFR Averages Index + 0.62%, 4.9763% 9/15/2026 (b)(c)	1,530,000	1,534,056
Bank of Montreal U.S. SOFR Averages Index + 0.76%, 5.1142% 6/4/2027 (b)(c)	2,400,000	2,413,206
Bank of Montreal U.S. SOFR Averages Index + 0.88%, 5.2342% 9/10/2027 (b)(c)	3,005,000	3,017,057
Bank of Montreal U.S. SOFR Averages Index + 0.95%, 5.3114% 9/25/2025 (b)(c)	120,000	120,060
Bank of Montreal U.S. SOFR Averages Index + 1.16%, 5.5151% 12/11/2026 (b)(c)	800,000	807,358
Bank of Montreal U.S. SOFR Averages Index + 1.33%, 5.6837% 6/5/2026 (b)(c)	1,200,000	1,209,290
Bank of Montreal U.S. SOFR Index + 0.86%, 5.2167% 1/27/2029 (b)(c)	1,475,000	1,479,826
Bank of Nova Scotia/The U.S. SOFR Averages Index + 0.545%, 4.9003% 3/2/2026 (b)(c)	2,659,000	2,662,821
Bank of Nova Scotia/The U.S. SOFR Averages Index + 1.08%, 5.4347% 8/1/2029 (b)(c)	2,000,000	2,015,954
Bank of Nova Scotia/The U.S. SOFR Index + 0.61%, 4.9663% 9/15/2026 (b)(c)	900,000	901,443
Bank of Nova Scotia/The U.S. SOFR Index + 0.89%, 5.2437% 2/14/2029 (b)(c)	2,375,000	2,380,974
Bank of Nova Scotia/The U.S. SOFR Index + 1%, 5.354% 9/8/2028 (b)(c)	3,600,000	3,618,886
Canadian Imperial Bank of Commerce U.S. SOFR Averages Index + 0.93%, 5.2851% 9/11/2027 (b)(c)	1,183,000	1,188,574
Canadian Imperial Bank of Commerce U.S. SOFR Index + 0.72%, 5.0699% 1/13/2028 (b)(c)	2,350,000	2,351,613
Canadian Imperial Bank of Commerce U.S. SOFR Index + 0.94%, 5.3019% 6/28/2027 (b)(c)	1,800,000	1,815,849
Canadian Imperial Bank of Commerce U.S. SOFR Index + 1.03%, 5.3919% 3/30/2029 (b)(c)	4,250,000	4,268,476
Canadian Imperial Bank of Commerce U.S. SOFR Index + 1.22%, 5.5777% 10/2/2026 (b)(c)	1,800,000	1,815,780
National Bank of Canada U.S. SOFR Averages Index + 1.03%, 5.3877% 7/2/2027 (b)(c)	400,000	401,381
Royal Bank of Canada U.S. SOFR Averages Index + 0.525%, 4.875% 1/20/2026 (b)(c)	2,492,000	2,494,459
Royal Bank of Canada U.S. SOFR Averages Index + 0.57%, 4.9267% 4/27/2026 (b)(c)	400,000	400,705
Royal Bank of Canada U.S. SOFR Averages Index + 0.59%, 4.9454% 11/2/2026 (b)(c)	2,832,000	2,839,202
Royal Bank of Canada U.S. SOFR Averages Index + 0.71%, 5.06% 1/21/2027 (b)(c)	3,400,000	3,411,049
Royal Bank of Canada U.S. SOFR Averages Index + 0.72%, 5.0703% 10/18/2027 (b)(c)	4,590,000	4,600,485
Royal Bank of Canada U.S. SOFR Averages Index + 0.79%, 5.1421% 7/23/2027 (b)(c)	11,823,000	11,860,723
Royal Bank of Canada U.S. SOFR Averages Index + 0.86%, 5.2103% 10/18/2028 (b)(c)	2,300,000	2,308,468
Royal Bank of Canada U.S. SOFR Averages Index + 0.88%, 5.2342% 8/6/2029 (b)(c)	1,900,000	1,903,257
Royal Bank of Canada U.S. SOFR Averages Index + 0.95%, 5.3% 1/19/2027 (b)(c)	3,000,000	3,022,391
Royal Bank of Canada U.S. SOFR Averages Index + 1.03%, 5.3854% 2/4/2031 (b)(c)	1,000,000	1,000,391
Royal Bank of Canada U.S. SOFR Averages Index + 1.08%, 5.4299% 1/12/2026 (b)(c)	400,000	401,263
Royal Bank of Canada U.S. SOFR Averages Index + 1.08%, 5.43% 7/20/2026 (b)(c)	200,000	201,377
Toronto Dominion Bank U.S. SOFR Index + 0.59%, 4.9442% 9/10/2026 (b)(c)	1,100,000	1,103,216
Toronto Dominion Bank U.S. SOFR Index + 0.73%, 5.0835% 4/5/2027 (b)(c)	5,564,000	5,584,682
Toronto Dominion Bank U.S. SOFR Index + 0.82%, 5.1754% 1/31/2028 (b)(c)	3,275,000	3,288,669
Toronto Dominion Bank U.S. SOFR Index + 1.03%, 5.3868% 12/17/2029 (b)(c)	2,700,000	2,713,621
Toronto Dominion Bank U.S. SOFR Index + 1.08%, 5.4313% 7/17/2026 (b)(c)	1,690,000	1,701,009

TOTAL CANADA		82,837,571
FINLAND - 0.7%
Financials - 0.7%
Banks - 0.7%
Nordea Bank Abp U.S. SOFR Index + 0.7%, 5.0571% 3/17/2028 (b)(c)(d)	1,000,000	1,003,490
Nordea Bank Abp U.S. SOFR Index + 0.74%, 5.0984% 3/19/2027 (b)(c)(d)	3,500,000	3,517,888
Nordea Bank Abp U.S. SOFR Index + 0.83%, 5.2003% 8/28/2030 (b)(c)(d)	500,000	500,513
Nordea Bank Abp U.S. SOFR Index + 1.02%, 5.3742% 9/10/2029 (b)(c)(d)	1,800,000	1,824,701

TOTAL FINLAND		6,846,592
FRANCE - 3.5%
Financials - 3.5%
Banks - 3.5%
Banque Federative du Credit Mutuel SA U.S. SOFR Averages Index + 1.07%, 5.4239% 2/16/2028 (b)(c)(d)	5,400,000	5,446,591
Banque Federative du Credit Mutuel SA U.S. SOFR Averages Index + 1.23%, 5.5798% 1/22/2030 (b)(c)(d)	600,000	605,196
Banque Federative du Credit Mutuel SA U.S. SOFR Averages Index + 1.4%, 5.7499% 7/13/2026 (b)(c)(d)	800,000	806,072
Banque Federative du Credit Mutuel SA U.S. SOFR Index + 0.99%, 5.3413% 10/16/2028 (b)(c)(d)	1,650,000	1,656,793
Banque Federative du Credit Mutuel SA U.S. SOFR Index + 1.13%, 5.4821% 1/23/2027 (b)(c)(d)	1,000,000	1,008,404
BNP Paribas SA U.S. SOFR Index + 1.43%, 5.7822% 5/9/2029 (b)(c)(d)	2,550,000	2,579,497
BPCE SA U.S. SOFR Averages Index + 1.98%, 6.33% 10/19/2027 (b)(c)(d)	900,000	912,499
BPCE SA U.S. SOFR Index + 0.96%, 5.3163% 9/25/2025 (b)(c)(d)	3,000,000	3,001,637
Credit Agricole SA U.S. SOFR Index + 0.87%, 5.2251% 3/11/2027 (b)(c)(d)	1,500,000	1,505,767
Credit Agricole SA U.S. SOFR Index + 1.21%, 5.5651% 9/11/2028 (b)(c)(d)	6,098,000	6,131,162
Credit Agricole SA U.S. SOFR Index + 1.29%, 5.6435% 7/5/2026 (b)(c)(d)	2,000,000	2,015,649
Societe Generale SA U.S. SOFR Index + 1.41%, 5.7599% 4/13/2029 (b)(c)(d)	2,500,000	2,508,658
Societe Generale SA U.S. SOFR Index + 1.42%, 5.7741% 5/22/2029 (b)(c)(d)	1,300,000	1,306,587
Societe Generale SA U.S. SOFR Index + 1.66%, 6.01% 1/19/2028 (b)(c)(d)	5,225,000	5,274,039

TOTAL FRANCE		34,758,551
GERMANY - 3.9%
Consumer Discretionary - 3.1%
Automobiles - 3.1%
BMW US Capital LLC U.S. SOFR Averages Index + 0.8%, 5.1534% 8/13/2026 (b)(c)(d)	5,000,000	5,019,000
BMW US Capital LLC U.S. SOFR Averages Index + 0.92%, 5.2785% 3/21/2028 (b)(c)(d)(e)	6,100,000	6,129,280
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.63%, 4.9838% 7/31/2026 (b)(c)(d)	3,600,000	3,610,020
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.67%, 5.0232% 1/9/2026 (b)(c)(d)	1,500,000	1,502,013
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.78%, 5.1408% 4/1/2027 (b)(c)(d)	4,800,000	4,816,951
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.85%, 5.2028% 11/15/2027 (b)(c)(d)	2,100,000	2,105,408
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.93%, 5.2919% 3/31/2028 (b)(c)(d)	1,000,000	1,003,846
Volkswagen Group of America Finance LLC U.S. SOFR Index + 0.83%, 5.1884% 3/20/2026 (b)(c)(d)	3,400,000	3,405,063
Volkswagen Group of America Finance LLC U.S. SOFR Index + 0.93%, 5.2854% 9/12/2025 (b)(c)(d)	800,000	800,160
Volkswagen Group of America Finance LLC U.S. SOFR Index + 1.06%, 5.4137% 8/14/2026 (b)(c)(d)	2,791,000	2,797,865
		31,189,606
Financials - 0.6%
Capital Markets - 0.6%
Deutsche Bank AG/New York NY U.S. SOFR Index + 1.21%, 5.5601% 1/10/2029 (b)(c)(e)	3,200,000	3,211,150
Deutsche Bank AG/New York NY U.S. SOFR Index + 1.219%, 5.5729% 11/16/2027 (b)(c)	900,000	904,547
Siemens Funding BV U.S. SOFR Index + 0.64%, 5.0061% 5/26/2028 (b)(c)(d)	1,500,000	1,502,844
		5,618,541
Industrials - 0.2%
Machinery - 0.2%
Daimler Truck Finance North America LLC U.S. SOFR Index + 0.84%, 5.1899% 1/13/2028 (b)(c)(d)	1,200,000	1,198,210
Daimler Truck Finance North America LLC U.S. SOFR Index + 0.96%, 5.3163% 9/25/2027 (b)(c)(d)	1,300,000	1,304,112
		2,502,322
TOTAL GERMANY		39,310,469
JAPAN - 2.9%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
NTT Finance Corp U.S. SOFR Index + 1.31%, 5.6569% 7/16/2030 (b)(c)(d)	3,400,000	3,472,213
Financials - 2.6%
Banks - 2.4%
Sumitomo Mitsui Financial Group Inc U.S. SOFR Index + 0.88%, 5.2274% 1/14/2027 (b)(c)	1,170,000	1,177,649
Sumitomo Mitsui Financial Group Inc U.S. SOFR Index + 1.05%, 5.3973% 4/15/2030 (b)(c)	3,100,000	3,108,824
Sumitomo Mitsui Financial Group Inc U.S. SOFR Index + 1.17%, 5.5232% 7/9/2029 (b)(c)	2,900,000	2,930,493
Sumitomo Mitsui Financial Group Inc U.S. SOFR Index + 1.3%, 5.6474% 7/13/2026 (b)(c)	1,000,000	1,008,548
Sumitomo Mitsui Financial Group Inc U.S. SOFR Index + 1.43%, 5.7774% 1/13/2026 (b)(c)	2,512,000	2,522,834
Sumitomo Mitsui Trust Bank Ltd U.S. SOFR Index + 0.98%, 5.3315% 9/10/2027 (b)(c)(d)	6,300,000	6,365,369
Sumitomo Mitsui Trust Bank Ltd U.S. SOFR Index + 0.99%, 5.342% 3/13/2030 (b)(c)(d)	3,500,000	3,540,060
Sumitomo Mitsui Trust Bank Ltd U.S. SOFR Index + 1.12%, 5.472% 3/9/2026 (b)(c)(d)	1,850,000	1,857,981
Sumitomo Mitsui Trust Bank Ltd U.S. SOFR Index + 1.15%, 5.5029% 9/14/2026 (b)(c)(d)	1,300,000	1,309,782
		23,821,540
Capital Markets - 0.2%
Nomura Holdings Inc U.S. SOFR Index + 1.25%, 5.6104% 7/2/2027 (b)(c)	2,200,000	2,220,301
TOTAL FINANCIALS		26,041,841

TOTAL JAPAN		29,514,054
NETHERLANDS - 2.7%
Financials - 2.7%
Banks - 2.7%
ABN AMRO Bank NV U.S. SOFR Averages Index + 1%, 5.355% 12/3/2028 (b)(c)(d)	2,100,000	2,107,960
ABN AMRO Bank NV U.S. SOFR Averages Index + 1.78%, 6.1384% 9/18/2027 (b)(c)(d)	2,600,000	2,629,042
Cooperatieve Rabobank UA/NY U.S. SOFR Averages Index + 0.62%, 4.9902% 8/28/2026 (b)(c)	4,500,000	4,515,561
Cooperatieve Rabobank UA/NY U.S. SOFR Averages Index + 0.71%, 5.0603% 1/9/2026 (b)(c)	3,800,000	3,804,820
Cooperatieve Rabobank UA/NY U.S. SOFR Averages Index + 0.71%, 5.0637% 3/5/2027 (b)(c)	2,200,000	2,210,021
Cooperatieve Rabobank UA/NY U.S. SOFR Averages Index + 0.89%, 5.2413% 10/17/2029 (b)(c)	2,900,000	2,910,469
Cooperatieve Rabobank UA/NY U.S. SOFR Averages Index + 0.9%, 5.2535% 10/5/2026 (b)(c)	2,550,000	2,567,536
ING Groep NV U.S. SOFR Averages Index + 1.01%, 5.37% 4/1/2027 (b)(c)	200,000	200,587
ING Groep NV U.S. SOFR Averages Index + 1.01%, 5.3714% 3/25/2029 (b)(c)	3,700,000	3,716,085
ING Groep NV U.S. SOFR Averages Index + 1.56%, 5.9151% 9/11/2027 (b)(c)	2,500,000	2,522,058

TOTAL NETHERLANDS		27,184,139
NEW ZEALAND - 0.0%
Financials - 0.0%
Banks - 0.0%
Bank of New Zealand U.S. SOFR Index + 0.81%, 5.1667% 1/27/2027 (b)(c)(d)	350,000	351,393
SPAIN - 0.6%
Financials - 0.6%
Banks - 0.6%
Banco Santander SA U.S. SOFR Index + 1.12%, 5.4673% 7/15/2028 (b)(c)	2,790,000	2,811,039
Banco Santander SA U.S. SOFR Index + 1.38%, 5.7329% 3/14/2028 (b)(c)	3,000,000	3,024,855

TOTAL SPAIN		5,835,894
SWEDEN - 1.3%
Financials - 1.3%
Banks - 1.3%
Skandinaviska Enskilda Banken AB U.S. SOFR Index + 0.89%, 5.2437% 3/5/2027 (b)(c)(d)	1,500,000	1,511,674
Skandinaviska Enskilda Banken AB U.S. SOFR Index + 1.06%, 5.4175% 9/3/2030 (b)(c)(d)	2,500,000	2,505,502
Svenska Handelsbanken AB U.S. SOFR Index + 0.66%, 5.0303% 5/28/2027 (b)(c)(d)	1,700,000	1,705,995
Svenska Handelsbanken AB U.S. SOFR Index + 0.74%, 5.1061% 5/23/2028 (b)(c)(d)	3,500,000	3,518,165
Svenska Handelsbanken AB U.S. SOFR Index + 1.25%, 5.6063% 6/15/2026 (b)(c)(d)	500,000	504,008
Swedbank AB U.S. SOFR Averages Index + 1.38%, 5.7366% 6/15/2026 (b)(c)(d)	1,000,000	1,008,243
Swedbank AB U.S. SOFR Index + 1.03%, 5.3807% 11/20/2029 (b)(c)(d)	2,150,000	2,184,897

TOTAL SWEDEN		12,938,484
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
UBS AG/London U.S. SOFR Index + 0.93%, 5.2851% 9/11/2025 (b)(c)	1,000,000	1,000,207
UNITED KINGDOM - 5.9%
Financials - 5.7%
Banks - 5.6%
Barclays PLC U.S. SOFR Index + 1.08%, 5.4346% 11/11/2029 (b)(c)	700,000	702,191
Barclays PLC U.S. SOFR Index + 1.49%, 5.8454% 3/12/2028 (b)(c)	5,070,000	5,130,123
Barclays PLC U.S. SOFR Index + 1.88%, 6.2358% 9/13/2027 (b)(c)	800,000	809,932
HSBC Holdings PLC CME Term SOFR 3 month Index + 1.6416%, 5.9657% 9/12/2026 (b)(c)	500,000	500,205
HSBC Holdings PLC U.S. SOFR Index + 1.03%, 5.3818% 3/3/2029 (b)(c)	1,175,000	1,179,571
HSBC Holdings PLC U.S. SOFR Index + 1.29%, 5.6418% 3/3/2031 (b)(c)	2,000,000	2,009,320
HSBC Holdings PLC U.S. SOFR Index + 1.57%, 5.9203% 5/13/2031 (b)(c)	2,000,000	2,034,684
HSBC Holdings PLC U.S. SOFR Index + 1.57%, 5.9203% 8/14/2027 (b)(c)	4,100,000	4,140,064
Lloyds Banking Group PLC U.S. SOFR Averages Index + 1.06%, 5.4054% 11/26/2028 (b)(c)	3,650,000	3,673,459
Lloyds Banking Group PLC U.S. SOFR Averages Index + 1.06%, 5.412% 6/13/2029 (b)(c)	2,400,000	2,410,002
Lloyds Banking Group PLC U.S. SOFR Averages Index + 1.56%, 5.912% 8/7/2027 (b)(c)	2,400,000	2,422,069
Lloyds Banking Group PLC U.S. SOFR Averages Index + 1.58%, 5.9387% 1/5/2028 (b)(c)	2,200,000	2,224,449
NatWest Group PLC U.S. SOFR Index + 1.1%, 5.4599% 5/23/2029 (b)(c)	2,000,000	2,009,306
NatWest Group PLC U.S. SOFR Index + 1.25%, 5.5996% 3/1/2028 (b)(c)	2,950,000	2,971,726
NatWest Group PLC U.S. SOFR Index + 1.3%, 5.6498% 11/15/2028 (b)(c)	2,000,000	2,016,963
NatWest Markets PLC U.S. SOFR Index + 0.76%, 5.1219% 9/29/2026 (b)(c)(d)	650,000	651,986
NatWest Markets PLC U.S. SOFR Index + 0.9%, 5.2539% 5/17/2027 (b)(c)(d)	1,600,000	1,609,309
NatWest Markets PLC U.S. SOFR Index + 0.95%, 5.3085% 3/21/2028 (b)(c)(d)	2,080,000	2,088,105
NatWest Markets PLC U.S. SOFR Index + 1.14%, 5.4939% 5/17/2029 (b)(c)(d)	1,000,000	1,007,497
NatWest Markets PLC U.S. SOFR Index + 1.19%, 5.5321% 3/21/2030 (b)(c)(d)	3,000,000	3,025,684
Standard Chartered PLC U.S. SOFR Index + 1.17%, 5.5238% 5/14/2028 (b)(c)(d)	4,915,000	4,944,044
Standard Chartered PLC U.S. SOFR Index + 1.68%, 6.0334% 5/13/2031 (b)(c)(d)	1,500,000	1,528,896
Standard Chartered PLC U.S. SOFR Index + 1.93%, 6.2836% 7/6/2027 (b)(c)(d)	5,235,000	5,290,746
Standard Chartered PLC U.S. SOFR Index + 2.03%, 6.3844% 2/8/2028 (b)(c)(d)	1,600,000	1,627,757
		56,008,088
Financial Services - 0.1%
Nationwide Building Society U.S. SOFR Index + 1.07%, 5.4199% 7/14/2029 (b)(c)(d)	200,000	200,224
Nationwide Building Society U.S. SOFR Index + 1.29%, 5.6439% 2/16/2028 (b)(c)(d)	1,200,000	1,209,052
		1,409,276
TOTAL FINANCIALS		57,417,364

Health Care - 0.2%
Pharmaceuticals - 0.2%
GlaxoSmithKline Capital PLC U.S. SOFR Index + 0.5%, 4.8554% 3/12/2027 (b)(c)	2,000,000	2,006,783
TOTAL UNITED KINGDOM		59,424,147
UNITED STATES - 45.1%
Consumer Discretionary - 5.5%
Automobiles - 5.5%
American Honda Finance Corp U.S. SOFR Averages Index + 0.72%, 5.0735% 10/5/2026 (b)(c)	4,100,000	4,111,883
American Honda Finance Corp U.S. SOFR Averages Index + 0.79%, 5.1456% 10/3/2025 (b)(c)	4,800,000	4,801,957
American Honda Finance Corp U.S. SOFR Index + 0.5%, 4.8501% 10/10/2025 (b)(c)	1,500,000	1,500,487
American Honda Finance Corp U.S. SOFR Index + 0.55%, 4.9046% 5/11/2026 (b)(c)	2,000,000	2,003,579
American Honda Finance Corp U.S. SOFR Index + 0.62%, 4.9769% 12/11/2026 (b)(c)	5,900,000	5,904,999
American Honda Finance Corp U.S. SOFR Index + 0.71%, 5.0603% 1/9/2026 (b)(c)	900,000	901,364
American Honda Finance Corp U.S. SOFR Index + 0.71%, 5.0603% 7/9/2027 (b)(c)	1,400,000	1,399,776
American Honda Finance Corp U.S. SOFR Index + 0.72%, 5.0698% 10/22/2027 (b)(c)	700,000	700,441
American Honda Finance Corp U.S. SOFR Index + 0.73%, 5.0837% 8/13/2027 (b)(c)	3,600,000	3,605,825
American Honda Finance Corp U.S. SOFR Index + 0.77%, 5.1254% 3/12/2027 (b)(c)	2,987,000	2,994,541
American Honda Finance Corp U.S. SOFR Index + 0.82%, 5.175% 3/3/2028 (b)(c)	1,500,000	1,503,039
American Honda Finance Corp U.S. SOFR Index + 0.92%, 5.2697% 1/12/2026 (b)(c)	1,100,000	1,102,608
General Motors Financial Co Inc U.S. SOFR Averages Index + 1.17%, 5.5235% 4/4/2028 (b)(c)	3,000,000	3,002,372
General Motors Financial Co Inc U.S. SOFR Averages Index + 1.35%, 5.7044% 5/8/2027 (b)(c)	2,300,000	2,313,514
General Motors Financial Co Inc U.S. SOFR Index + 1.04%, 5.4061% 2/26/2027 (b)(c)	4,700,000	4,701,434
Hyundai Capital America U.S. SOFR Index + 0.92%, 5.2735% 1/7/2028 (b)(c)(d)(e)	3,000,000	3,000,663
Hyundai Capital America U.S. SOFR Index + 1.03%, 5.3898% 9/24/2027 (b)(c)(d)	400,000	401,069
Hyundai Capital America U.S. SOFR Index + 1.04%, 5.3984% 3/19/2027 (b)(c)(d)	2,400,000	2,410,992
Hyundai Capital America U.S. SOFR Index + 1.04%, 5.3998% 6/24/2027 (b)(c)(d)	4,175,000	4,189,488
Hyundai Capital America U.S. SOFR Index + 1.35%, 5.7124% 3/27/2030 (b)(c)(d)	3,400,000	3,423,160
Hyundai Capital America U.S. SOFR Index + 1.5%, 5.8477% 1/8/2027 (b)(c)(d)	900,000	909,460
		54,882,651
Consumer Staples - 1.7%
Beverages - 1.2%
Keurig Dr Pepper Inc U.S. SOFR Averages Index + 0.88%, 5.2368% 3/15/2027 (b)(c)	1,159,000	1,164,180
Keurig Dr Pepper Inc U.S. SOFR Index + 0.58%, 4.9328% 11/15/2026 (b)(c)	7,233,000	7,233,941
PepsiCo Inc U.S. SOFR Averages Index + 0.4%, 4.7534% 2/13/2026 (b)(c)	2,400,000	2,401,675
Pepsico Singapore Financing I Pte Ltd U.S. SOFR Averages Index + 0.56%, 4.9139% 2/16/2027 (b)(c)	1,050,000	1,053,123
		11,852,919
Food Products - 0.3%
Cargill Inc U.S. SOFR Index + 0.61%, 4.9646% 2/11/2028 (b)(c)(d)	2,520,000	2,521,492
Tobacco - 0.2%
Philip Morris International Inc U.S. SOFR Index + 0.83%, 5.1879% 4/28/2028 (b)(c)(e)	2,500,000	2,517,144
TOTAL CONSUMER STAPLES		16,891,555

Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Chevron USA Inc U.S. SOFR Averages Index + 0.36%, 4.726% 2/26/2027 (b)(c)	6,500,000	6,506,912
Chevron USA Inc U.S. SOFR Averages Index + 0.47%, 4.836% 2/26/2028 (b)(c)(e)	500,000	501,441
Chevron USA Inc U.S. SOFR Index + 0.57%, 4.9234% 8/13/2028 (b)(c)	500,000	501,400
		7,509,753
Financials - 33.7%
Banks - 15.9%
Bank of America Corp CME Term SOFR 3 month Index + 1.0216%, 5.3401% 9/15/2026 (b)(c)	2,600,000	2,608,970
Bank of America Corp U.S. SOFR Index + 0.83%, 5.187% 1/24/2029 (b)(c)(e)	2,120,000	2,122,670
Bank of America Corp U.S. SOFR Index + 0.97%, 5.3243% 7/22/2027 (b)(c)	1,775,000	1,781,819
Bank of America Corp U.S. SOFR Index + 1.05%, 5.4054% 2/4/2028 (b)(c)(e)	4,530,000	4,571,111
Bank of America Corp U.S. SOFR Index + 1.11%, 5.4646% 5/9/2029 (b)(c)	3,290,000	3,326,736
Bank of America Corp U.S. SOFR Index + 1.35%, 5.7097% 9/15/2027 (b)(c)(e)	4,551,000	4,593,868
Bank of America NA U.S. SOFR Index + 1.02%, 5.3739% 8/18/2026 (b)(c)	2,440,000	2,454,658
Citibank NA U.S. SOFR Averages Index + 0.59%, 4.9461% 4/30/2026 (b)(c)	3,000,000	3,007,110
Citibank NA U.S. SOFR Averages Index + 1.06%, 5.4142% 12/4/2026 (b)(c)	600,000	604,228
Citibank NA U.S. SOFR Index + 0.708%, 5.0618% 8/6/2026 (b)(c)	1,230,000	1,233,592
Citibank NA U.S. SOFR Index + 0.712%, 5.0665% 11/19/2027 (b)(c)	13,700,000	13,724,214
Citibank NA U.S. SOFR Index + 0.781%, 5.1371% 5/29/2027 (b)(c)	4,022,000	4,052,094
Citigroup Inc U.S. SOFR Index + 0.77%, 5.124% 6/9/2027 (b)(c)	4,935,000	4,941,595
Citigroup Inc U.S. SOFR Index + 0.87%, 5.2253% 3/4/2029 (b)(c)(e)	1,484,000	1,485,604
Citigroup Inc U.S. SOFR Index + 1.1143%, 5.497% 5/7/2028 (b)(c)	9,304,000	9,366,410
Citigroup Inc U.S. SOFR Index + 1.28%, 5.6399% 2/24/2028 (b)(c)	3,301,000	3,337,412
Fifth Third Bank OH U.S. SOFR Index + 0.81%, 5.1667% 1/28/2028 (b)(c)	600,000	599,768
HSBC USA Inc U.S. SOFR Index + 0.96%, 5.3142% 3/4/2027 (b)(c)	5,400,000	5,433,985
Huntington National Bank/The U.S. SOFR Index + 0.72%, 5.0699% 4/12/2028 (b)(c)	1,765,000	1,763,998
JPMorgan Chase & Co U.S. SOFR Index + 0.765%, 5.1235% 9/22/2027 (b)(c)	1,700,000	1,704,219
JPMorgan Chase & Co U.S. SOFR Index + 0.8%, 5.1536% 1/24/2029 (b)(c)	3,083,000	3,090,371
JPMorgan Chase & Co U.S. SOFR Index + 0.86%, 5.2098% 10/22/2028 (b)(c)(e)	5,000,000	5,044,191
JPMorgan Chase & Co U.S. SOFR Index + 0.885%, 5.2348% 4/22/2027 (b)(c)	4,675,000	4,688,054
JPMorgan Chase & Co U.S. SOFR Index + 0.92%, 5.2698% 4/22/2028 (b)(c)	6,665,000	6,703,203
JPMorgan Chase & Co U.S. SOFR Index + 0.93%, 5.2798% 7/22/2028 (b)(c)(e)	3,300,000	3,313,992
JPMorgan Chase & Co U.S. SOFR Index + 1.18%, 5.5399% 2/24/2028 (b)(c)(e)	708,000	714,972
JPMorgan Chase & Co U.S. SOFR Index + 1.2%, 5.5521% 1/23/2028 (b)(c)(e)	5,318,000	5,368,657
JPMorgan Chase Bank NA U.S. SOFR Index + 1%, 5.354% 12/8/2026 (b)(c)	5,450,000	5,490,663
Morgan Stanley Bank NA U.S. SOFR Index + 0.685%, 5.0352% 10/15/2027 (b)(c)	4,850,000	4,863,570
Morgan Stanley Bank NA U.S. SOFR Index + 0.865%, 5.2147% 5/26/2028 (b)(c)	6,640,000	6,665,641
Morgan Stanley Bank NA U.S. SOFR Index + 0.9%, 5.2499% 1/12/2029 (b)(c)	4,100,000	4,123,122
Morgan Stanley Bank NA U.S. SOFR Index + 0.94%, 5.2926% 7/14/2028 (b)(c)	3,800,000	3,822,015
Morgan Stanley Bank NA U.S. SOFR Index + 1.08%, 5.4326% 1/14/2028 (b)(c)	6,092,000	6,132,335
Morgan Stanley Bank NA U.S. SOFR Index + 1.165%, 5.5163% 10/30/2026 (b)(c)	1,900,000	1,913,474
Morgan Stanley Private Bank NA U.S. SOFR Index + 0.77%, 5.1231% 7/6/2028 (b)(c)	700,000	701,921
PNC Bank NA U.S. SOFR Index + 0.5%, 4.8502% 1/15/2027 (b)(c)	375,000	375,174
Santander Holdings USA Inc U.S. SOFR Index + 1.61%, 5.9684% 3/20/2029 (b)(c)	2,400,000	2,433,358
US Bank NA/Cincinnati OH U.S. SOFR Index + 0.69%, 5.0398% 10/22/2027 (b)(c)	3,900,000	3,909,749
Wells Fargo & Co U.S. SOFR Index + 1.07%, 5.4198% 4/22/2028 (b)(c)	7,160,000	7,207,686
Wells Fargo & Co U.S. SOFR Index + 1.37%, 5.7221% 4/23/2029 (b)(c)	3,010,000	3,056,582
Wells Fargo Bank NA U.S. SOFR Index + 1.06%, 5.4143% 8/7/2026 (b)(c)	2,200,000	2,215,813
Wells Fargo Bank NA U.S. SOFR Index + 1.07%, 5.4251% 12/11/2026 (b)(c)	4,100,000	4,136,900
		158,685,504
Capital Markets - 5.9%
Athene Global Funding U.S. SOFR Averages Index + 0.75%, 5.1013% 7/16/2026 (b)(c)(d)	2,300,000	2,306,937
Athene Global Funding U.S. SOFR Averages Index + 0.83%, 5.1835% 1/7/2027 (b)(c)(d)	4,900,000	4,911,567
Athene Global Funding U.S. SOFR Averages Index + 0.85%, 5.2044% 5/8/2026 (b)(c)(d)	3,000,000	3,006,238
Athene Global Funding U.S. SOFR Averages Index + 0.95%, 5.3036% 3/6/2028 (b)(c)(d)(e)	1,700,000	1,706,053
Athene Global Funding U.S. SOFR Averages Index + 1.21%, 5.5714% 3/25/2027 (b)(c)(d)	1,300,000	1,309,404
Bank of New York Mellon Corp/The U.S. SOFR Averages Index + 0.83%, 5.18% 7/21/2028 (b)(c)	900,000	904,098
Charles Schwab Corp/The U.S. SOFR Averages Index + 0.52%, 4.8734% 5/13/2026 (b)(c)	2,453,000	2,456,230
Charles Schwab Corp/The U.S. SOFR Averages Index + 1.05%, 5.405% 3/3/2027 (b)(c)	2,800,000	2,821,338
Goldman Sachs Bank USA U.S. SOFR Index + 0.75%, 5.1019% 5/21/2027 (b)(c)	1,850,000	1,854,670
Goldman Sachs Bank USA U.S. SOFR Index + 0.77%, 5.1284% 3/18/2027 (b)(c)	1,900,000	1,904,062
Goldman Sachs Group Inc/The CME Term SOFR 3 month Index + 2.0116%, 6.3254% 10/28/2027 (b)(c)(e)	1,560,000	1,586,394
Goldman Sachs Group Inc/The U.S. SOFR Index + 0.79%, 5.144% 12/9/2026 (b)(c)	6,141,000	6,146,024
Goldman Sachs Group Inc/The U.S. SOFR Index + 0.81%, 5.164% 3/9/2027 (b)(c)	1,852,000	1,854,523
Goldman Sachs Group Inc/The U.S. SOFR Index + 0.82%, 5.1742% 9/10/2027 (b)(c)	4,165,000	4,172,580
Goldman Sachs Group Inc/The U.S. SOFR Index + 0.92%, 5.27% 10/21/2027 (b)(c)	2,800,000	2,807,616
Goldman Sachs Group Inc/The U.S. SOFR Index + 1.12%, 5.4799% 2/24/2028 (b)(c)	850,000	854,053
Goldman Sachs Group Inc/The U.S. SOFR Index + 1.29%, 5.6421% 4/23/2028 (b)(c)	680,000	686,484
Goldman Sachs Group Inc/The U.S. SOFR Index + 1.85%, 6.2063% 3/15/2028 (b)(c)	3,150,000	3,210,880
Morgan Stanley U.S. SOFR Index + 1.02%, 5.3726% 4/13/2028 (b)(c)	8,400,000	8,447,725
Morgan Stanley U.S. SOFR Index + 1.38%, 5.7326% 4/12/2029 (b)(c)(e)	1,500,000	1,523,657
Sammons Financial Group Global Funding U.S. SOFR Index + 0.85%, 5.2054% 9/2/2027 (b)(c)(d)	2,000,000	2,001,981
State Street Bank & Trust Co U.S. SOFR Index + 0.46%, 4.8199% 11/25/2026 (b)(c)	2,550,000	2,553,381
State Street Corp U.S. SOFR Index + 0.845%, 5.1986% 8/3/2026 (b)(c)	800,000	803,256
		59,829,151
Consumer Finance - 5.9%
American Express Co U.S. SOFR Averages Index + 0.65%, 5.0054% 11/4/2026 (b)(c)	2,550,000	2,557,418
American Express Co U.S. SOFR Averages Index + 0.97%, 5.3267% 7/28/2027 (b)(c)	1,400,000	1,405,810
American Express Co U.S. SOFR Averages Index + 1%, 5.3539% 2/16/2028 (b)(c)	600,000	603,897
American Express Co U.S. SOFR Averages Index + 1.35%, 5.7061% 10/30/2026 (b)(c)	560,000	561,367
American Express Co U.S. SOFR Index + 0.75%, 5.1021% 4/23/2027 (b)(c)	1,127,000	1,130,075
American Express Co U.S. SOFR Index + 0.76%, 5.1134% 2/13/2026 (b)(c)	1,350,000	1,352,635
American Express Co U.S. SOFR Index + 0.85%, 5.1651% 7/20/2029 (b)(c)	2,200,000	2,203,572
American Express Co U.S. SOFR Index + 0.93%, 5.2867% 7/26/2028 (b)(c)(e)	3,100,000	3,117,648
American Express Co U.S. SOFR Index + 1.02%, 5.3761% 1/30/2031 (b)(c)(e)	2,000,000	2,009,150
Ford Motor Credit Co LLC U.S. SOFR Index + 1.45%, 5.8036% 11/5/2026 (b)(c)	3,100,000	3,095,054
Ford Motor Credit Co LLC U.S. SOFR Index + 2.03%, 6.3884% 3/20/2028 (b)(c)	1,300,000	1,298,716
John Deere Capital Corp U.S. SOFR Index + 0.44%, 4.7917% 3/6/2026 (b)(c)	5,150,000	5,156,904
John Deere Capital Corp U.S. SOFR Index + 0.48%, 4.8283% 10/22/2025 (b)(c)	2,480,000	2,481,271
John Deere Capital Corp U.S. SOFR Index + 0.5%, 4.8517% 3/6/2028 (b)(c)	3,628,000	3,628,060
John Deere Capital Corp U.S. SOFR Index + 0.57%, 4.9218% 3/3/2026 (b)(c)	2,400,000	2,403,945
John Deere Capital Corp U.S. SOFR Index + 0.6%, 4.9484% 4/19/2027 (b)(c)	2,641,000	2,651,510
John Deere Capital Corp U.S. SOFR Index + 0.68%, 5.0273% 7/15/2027 (b)(c)	1,900,000	1,907,879
John Deere Capital Corp U.S. SOFR Index + 0.79%, 5.1402% 6/8/2026 (b)(c)	3,800,000	3,815,863
Toyota Motor Credit Corp U.S. SOFR Averages Index + 0.45%, 4.8001% 4/10/2026 (b)(c)	1,500,000	1,502,178
Toyota Motor Credit Corp U.S. SOFR Averages Index + 0.89%, 5.2439% 5/18/2026 (b)(c)	1,360,000	1,365,844
Toyota Motor Credit Corp U.S. SOFR Index + 0.45%, 4.8028% 5/15/2026 (b)(c)	3,344,000	3,346,793
Toyota Motor Credit Corp U.S. SOFR Index + 0.65%, 5.0084% 3/19/2027 (b)(c)	4,500,000	4,511,290
Toyota Motor Credit Corp U.S. SOFR Index + 0.71%, 5.0637% 5/14/2027 (b)(c)(e)	4,000,000	4,015,597
Toyota Motor Credit Corp U.S. SOFR Index + 0.77%, 5.1243% 8/7/2026 (b)(c)	3,700,000	3,716,423
		59,838,899
Financial Services - 1.0%
Corebridge Global Funding U.S. SOFR Index + 0.75%, 5.1035% 1/7/2028 (b)(c)(d)	1,900,000	1,896,637
Corebridge Global Funding U.S. SOFR Index + 1.3%, 5.6614% 9/25/2026 (b)(c)(d)	1,400,000	1,410,525
Mastercard Inc U.S. SOFR Averages Index + 0.44%, 4.7963% 3/15/2028 (b)(c)	2,000,000	1,999,998
National Rural Utilities Cooperative Finance Corp U.S. SOFR Index + 0.8%, 5.1536% 2/5/2027 (b)(c)	2,714,000	2,729,564
National Rural Utilities Cooperative Finance Corp U.S. SOFR Index + 0.82%, 5.1763% 9/16/2027 (b)(c)	735,000	738,876
PayPal Holdings Inc U.S. SOFR Index + 0.67%, 5.0236% 3/6/2028 (b)(c)	1,300,000	1,304,538
		10,080,138
Insurance - 5.0%
Jackson National Life Global Funding U.S. SOFR Index + 0.89%, 5.244% 6/9/2027 (b)(c)(d)	800,000	803,416
Jackson National Life Global Funding U.S. SOFR Index + 0.97%, 5.3199% 1/14/2028 (b)(c)(d)	2,000,000	2,005,753
Marsh & McLennan Cos Inc U.S. SOFR Averages Index + 0.7%, 5.0544% 11/8/2027 (b)(c)(e)	2,000,000	2,008,329
MassMutual Global Funding II U.S. SOFR Index + 0.74%, 5.0903% 4/9/2027 (b)(c)(d)(e)	1,500,000	1,507,062
MassMutual Global Funding II U.S. SOFR Index + 0.77%, 5.1279% 1/29/2027 (b)(c)(d)	2,250,000	2,260,773
MassMutual Global Funding II U.S. SOFR Index + 0.98%, 5.3301% 7/10/2026 (b)(c)(d)	300,000	302,005
Metropolitan Life Global Funding I U.S. SOFR Averages Index + 0.57%, 4.9203% 4/9/2026 (b)(c)(d)	1,000,000	1,001,861
Metropolitan Life Global Funding I U.S. SOFR Averages Index + 0.7%, 5.0551% 6/11/2027 (b)(c)(d)	1,700,000	1,704,359
Metropolitan Life Global Funding I U.S. SOFR Index + 0.7%, 5.0599% 8/25/2028 (b)(c)(d)	850,000	851,966
New York Life Global Funding U.S. SOFR Averages Index + 0.58%, 4.9313% 1/16/2026 (b)(c)(d)	800,000	801,284
New York Life Global Funding U.S. SOFR Averages Index + 0.93%, 5.2877% 4/2/2026 (b)(c)(d)	700,000	702,719
New York Life Global Funding U.S. SOFR Index + 0.48%, 4.834% 6/9/2026 (b)(c)(d)	1,800,000	1,802,602
New York Life Global Funding U.S. SOFR Index + 0.55%, 4.9084% 6/11/2027 (b)(c)(d)	4,161,000	4,169,539
New York Life Global Funding U.S. SOFR Index + 0.66%, 5.0151% 7/25/2028 (b)(c)(d)	2,100,000	2,107,458
New York Life Global Funding U.S. SOFR Index + 0.67%, 5.0277% 4/2/2027 (b)(c)(d)	6,900,000	6,926,613
New York Life Global Funding U.S. SOFR Index + 0.88%, 5.2351% 4/25/2028 (b)(c)(d)	1,275,000	1,285,526
Northwestern Mutual Global Funding U.S. SOFR Index + 0.66%, 5.0199% 8/25/2028 (b)(c)(d)	1,100,000	1,102,199
Pacific Life Global Funding II U.S. SOFR Averages Index + 1.05%, 5.4067% 7/28/2026 (b)(c)(d)	1,400,000	1,409,766
Pacific Life Global Funding II U.S. SOFR Index + 0.48%, 4.8354% 2/4/2027 (b)(c)(d)	1,000,000	1,001,268
Pacific Life Global Funding II U.S. SOFR Index + 0.58%, 4.9384% 12/20/2027 (b)(c)(d)	1,000,000	1,000,221
Pacific Life Global Funding II U.S. SOFR Index + 0.6%, 4.9567% 1/27/2028 (b)(c)(d)	2,000,000	2,003,812
Pacific Life Global Funding II U.S. SOFR Index + 0.62%, 4.9742% 6/4/2026 (b)(c)(d)	5,710,000	5,726,670
Pacific Life Global Funding II U.S. SOFR Index + 0.75%, 5.1001% 7/10/2028 (b)(c)(d)	5,000,000	5,026,858
Pacific Life Global Funding II U.S. SOFR Index + 0.85%, 5.2036% 2/5/2027 (b)(c)(d)	400,000	402,326
Principal Life Global Funding II U.S. SOFR Index + 0.81%, 5.1639% 8/18/2028 (b)(c)(d)	2,000,000	2,005,269
		49,919,654
TOTAL FINANCIALS		338,353,346

Health Care - 0.5%
Health Care Providers & Services - 0.2%
HCA Inc U.S. SOFR Index + 0.87%, 5.2253% 3/1/2028 (b)(c)	2,000,000	2,014,209
Pharmaceuticals - 0.3%
Bristol-Myers Squibb Co U.S. SOFR Index + 0.49%, 4.8412% 2/20/2026 (b)(c)	2,225,000	2,228,309
Eli Lilly & Co U.S. SOFR Index + 0.53%, 4.8812% 10/15/2028 (b)(c)	500,000	500,280
Roche Holdings Inc U.S. SOFR Index + 0.74%, 5.0932% 11/13/2026 (b)(c)(d)	500,000	502,901
		3,231,490
TOTAL HEALTH CARE		5,245,699

Industrials - 1.6%
Aerospace & Defense - 0.4%
GE Aerospace CME Term SOFR 3 month Index + 0.6416%, 4.9628% 5/5/2026 (b)(c)(e)	3,689,000	3,697,133
Machinery - 1.2%
Caterpillar Financial Services Corp U.S. SOFR Index + 0.46%, 4.8305% 2/27/2026 (b)(c)	500,000	500,755
Caterpillar Financial Services Corp U.S. SOFR Index + 0.52%, 4.8737% 5/14/2027 (b)(c)	500,000	500,955
Caterpillar Financial Services Corp U.S. SOFR Index + 0.52%, 4.875% 3/3/2028 (b)(c)	4,385,000	4,392,279
Caterpillar Financial Services Corp U.S. SOFR Index + 0.56%, 4.9128% 11/15/2027 (b)(c)	3,000,000	2,999,898
Caterpillar Financial Services Corp U.S. SOFR Index + 0.69%, 5.0413% 10/16/2026 (b)(c)	3,774,000	3,790,203
		12,184,090
TOTAL INDUSTRIALS		15,881,223

Information Technology - 0.3%
Software - 0.3%
Oracle Corp U.S. SOFR Index + 0.76%, 5.1154% 8/3/2028 (b)(c)	3,100,000	3,120,491
Real Estate - 0.2%
Specialized REITs - 0.2%
Public Storage Operating Co U.S. SOFR Averages Index + 0.7%, 5.0513% 4/16/2027 (b)(c)	2,500,000	2,508,649
Utilities - 0.9%
Electric Utilities - 0.9%
Consolidated Edison Co of New York Inc U.S. SOFR Averages Index + 0.52%, 4.8739% 11/18/2027 (b)(c)	725,000	727,633
Georgia Power Co U.S. SOFR Averages Index + 0.28%, 4.6363% 9/15/2026 (b)(c)	2,000,000	1,996,940
NextEra Energy Capital Holdings Inc U.S. SOFR Averages Index + 0.76%, 5.1179% 1/29/2026 (b)(c)(e)	2,300,000	2,304,474
NextEra Energy Capital Holdings Inc U.S. SOFR Averages Index + 0.8%, 5.1554% 2/4/2028 (b)(c)(e)	2,900,000	2,918,914
Pinnacle West Capital Corp U.S. SOFR Index + 0.82%, 5.1742% 6/10/2026 (b)(c)	800,000	802,251
		8,750,212
TOTAL UNITED STATES		453,143,579
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $870,330,803)		872,901,780

U.S. Treasury Obligations - 12.2%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Notes 3.375% 5/15/2033	3.80 to 4.50	9,060,000	8,683,798
US Treasury Notes 3.5% 2/15/2033	4.01 to 4.57	17,320,000	16,788,222
US Treasury Notes 3.875% 8/15/2033	3.92 to 4.91	12,740,000	12,606,628
US Treasury Notes 3.875% 8/15/2034	3.79 to 4.42	13,400,000	13,138,282
US Treasury Notes 4% 2/15/2034	3.84 to 4.69	13,460,000	13,381,133
US Treasury Notes 4.125% 11/15/2032	3.94	4,000,000	4,044,687
US Treasury Notes 4.25% 11/15/2034	4.01 to 4.62	14,210,000	14,303,253
US Treasury Notes 4.25% 5/15/2035	4.23 to 4.59	14,000,000	14,043,750
US Treasury Notes 4.25% 8/15/2035	4.22	5,000,000	5,010,156
US Treasury Notes 4.375% 5/15/2034	4.10 to 4.59	10,400,000	10,603,125
US Treasury Notes 4.5% 11/15/2033	3.95 to 4.50	5,700,000	5,877,680
US Treasury Notes 4.625% 2/15/2035	4.15 to 4.30	4,700,000	4,860,828
TOTAL U.S. TREASURY OBLIGATIONS (Cost $121,835,790)			123,341,542

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.36	7,100,078	7,101,498
Fidelity Securities Lending Cash Central Fund (g)(h)	4.36	4,272,073	4,272,500
TOTAL MONEY MARKET FUNDS (Cost $11,373,998)			11,373,998

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,003,540,591)	1,007,617,320
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(566,231)
NET ASSETS - 100.0%	1,007,051,089

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $325,126,791 or 32.3% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	15,538,540	386,108,586	394,545,628	652,506	-	-	7,101,498	7,100,078	0.0%
Fidelity Securities Lending Cash Central Fund	-	50,326,039	46,053,539	5,149	-	-	4,272,500	4,272,073	0.0%
Total	15,538,540	436,434,625	440,599,167	657,655	-	-	11,373,998

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Non-Convertible Corporate Bonds
Communication Services	3,472,213	-	3,472,213	-
Consumer Discretionary	86,072,257	-	86,072,257	-
Consumer Staples	16,891,555	-	16,891,555	-
Energy	7,509,753	-	7,509,753	-
Financials	712,100,640	-	712,100,640	-
Health Care	7,252,482	-	7,252,482	-
Industrials	18,383,545	-	18,383,545	-
Information Technology	3,120,491	-	3,120,491	-
Materials	6,839,983	-	6,839,983	-
Real Estate	2,508,649	-	2,508,649	-
Utilities	8,750,212	-	8,750,212	-

U.S. Treasury Obligations	123,341,542	-	123,341,542	-

Money Market Funds	11,373,998	11,373,998	-	-
Total Investments in Securities:	1,007,617,320	11,373,998	996,243,322	-
Fidelity® Low Duration Bond Factor ETF
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2025
Assets
Investment in securities, at value (including securities loaned of $4,164,084) - See accompanying schedule:
Unaffiliated issuers (cost $992,166,593)	$996,243,322
Fidelity Central Funds (cost $11,373,998)	11,373,998

Total Investment in Securities (cost $1,003,540,591)		$1,007,617,320
Cash		103,718
Foreign currency held at value (cost $12)		13
Receivable for investments sold		22,433,889
Receivable for fund shares sold		7,523,334
Interest receivable		7,188,976
Distributions receivable from Fidelity Central Funds		11,512
Total assets		1,044,878,762
Liabilities
Payable for investments purchased	$29,327,457
Distributions payable	4,104,550
Accrued management fee	123,166
Collateral on securities loaned	4,272,500
Total liabilities		37,827,673
Net Assets		$1,007,051,089
Net Assets consist of:
Paid in capital		$1,007,632,300
Total accumulated earnings (loss)		(581,211)
Net Assets		$1,007,051,089
Net Asset Value, offering price and redemption price per share ($1,007,051,089 ÷ 20,075,000 shares)		$50.16
Statement of Operations
Year ended August 31, 2025
Investment Income
Interest		$37,815,679
Income from Fidelity Central Funds (including $5,149 from security lending)		657,655
Total income		38,473,334
Expenses
Management fee	$1,127,732
Independent trustees' fees and expenses	1,759
Total expenses before reductions	1,129,491
Expense reductions	(5,209)
Total expenses after reductions		1,124,282
Net Investment income (loss)		37,349,052
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(62,434)
Redemptions in-kind	13,483
Total net realized gain (loss)		(48,951)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,910,716
Assets and liabilities in foreign currencies	1
Total change in net unrealized appreciation (depreciation)		1,910,717
Net gain (loss)		1,861,766
Net increase (decrease) in net assets resulting from operations		$39,210,818
Statement of Changes in Net Assets

	Year ended August 31, 2025	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$37,349,052	$21,988,464
Net realized gain (loss)	(48,951)	(1,655,926)
Change in net unrealized appreciation (depreciation)	1,910,717	4,378,731
Net increase (decrease) in net assets resulting from operations	39,210,818	24,711,269
Distributions to shareholders	(37,297,150)	(21,969,275)

Share transactions
Proceeds from sales of shares	536,967,893	313,301,417
Cost of shares redeemed	(71,372,336)	(11,215,717)

Net increase (decrease) in net assets resulting from share transactions	465,595,557	302,085,700
Total increase (decrease) in net assets	467,509,225	304,827,694

Net Assets
Beginning of period	539,541,864	234,714,170
End of period	$1,007,051,089	$539,541,864

Other Information
Shares
Sold	10,725,000	6,275,000
Redeemed	(1,425,000)	(225,000)
Net increase (decrease)	9,300,000	6,050,000

Financial Highlights
Fidelity® Low Duration Bond Factor ETF

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$50.07	$49.67	$49.64	$50.91	$50.99
Income from Investment Operations
Net investment income (loss) A,B	2.479	2.861	2.344	.495	.275
Net realized and unrealized gain (loss)	.061	.350	.015	(1.278)	(.085)
Total from investment operations	2.540	3.211	2.359	(.783)	.190
Distributions from net investment income	(2.450)	(2.811)	(2.329)	(.487)	(.270)
Total distributions	(2.450)	(2.811)	(2.329)	(.487)	(.270)
Net asset value, end of period	$50.16	$50.07	$49.67	$49.64	$50.91
Total Return C,D	5.22%	6.63%	4.87%	(1.53)%	.36%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.15%	.15%	.15%	.15%	.15%
Expenses net of all reductions, if any	.15%	.15%	.15%	.15%	.15%
Net investment income (loss)	4.96%	5.75%	4.72%	.99%	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$1,007,051	$539,542	$234,714	$207,252	$235,442
Portfolio turnover rate G	34 % H	38% H	47%	45%	40%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DBased on net asset value.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Tactical Bond ETF
Schedule of Investments August 31, 2025
Showing Percentage of Net Assets
Asset-Backed Securities - 1.7%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.5%
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (b)	70,762	68,814
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (b)	94,538	91,765
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		160,579
UNITED STATES - 1.2%
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (b)	115,625	113,944
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (b)	24,813	25,200
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (b)	24,813	24,643
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (b)	124,063	123,978
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (b)	24,813	24,840
TOTAL UNITED STATES		312,605
TOTAL ASSET-BACKED SECURITIES (Cost $451,136)		473,184

Bank Loan Obligations - 1.9%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
DH Corporation/Societe DH 1LN, term loan CME Term SOFR 3 month Index + 7.25%, 11.5725% 9/13/2029 (c)(d)(e)(f)	113	113
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA Tranche B-13 1LN, term loan CME Term SOFR 6 month Index + 4%, 10.5% 8/14/2026 (c)(d)(e)	997	882
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.8176% 8/15/2028 (c)(d)(e)	10,972	10,034

TOTAL FRANCE		10,916
IRELAND - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Financing BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.2956% 6/4/2032 (c)(d)(e)	5,000	4,981
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.3176% 10/31/2027 (c)(d)(e)	1,000	864
NETHERLANDS - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5572% 8/30/2028 (c)(d)(e)	15,000	7,350
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.816% 11/15/2030 (c)(d)(e)	1,995	1,886
UNITED STATES - 1.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Connect Holding II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.75%, 4.3135% 10/3/2031 (c)(d)(e)	2,067	1,508
Connect Holding II LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 1% 4/3/2031 (c)(d)(e)(g)	1,545	1,415
Connect Holding II LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6055% 4/3/2031 (c)(d)(e)	14,455	13,241
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7805% 4/15/2030 (c)(d)(e)	9,962	9,891
		26,055
Media - 0.0%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8956% 6/18/2029 (c)(d)(e)	4,930	4,730
CSC Holdings LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8631% 1/18/2028 (c)(d)(e)	2,985	2,973
		7,703
TOTAL COMMUNICATION SERVICES		33,758

Consumer Discretionary - 0.6%
Diversified Consumer Services - 0.1%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5774% 3/4/2028 (c)(d)(e)	33,659	28,421
TKC Holdings Inc 1LN, term loan 13.5% 2/15/2027 (c)(e)	8,978	8,977
		37,398
Hotels, Restaurants & Leisure - 0.3%
BCPE Flavor Debt Merger Sub LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.316% 7/2/2032 (c)(d)(e)	8,416	8,184
BCPE Flavor Debt Merger Sub LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 5%, 1% 7/2/2032 (c)(d)(e)(g)	1,584	1,541
Eagle Parent Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5456% 4/2/2029 (c)(d)(e)	3,949	3,935
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0579% 10/31/2031 (c)(d)(e)	5,971	5,867
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5572% 6/1/2028 (c)(d)(e)	6,959	6,737
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5695% 12/30/2026 (c)(d)(e)	23,776	22,845
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.0695% 12/30/2026 (c)(d)(e)	992	957
		50,066
Household Durables - 0.1%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.666% 6/29/2028 (c)(d)(e)	16,996	15,338
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6805% 10/30/2027 (c)(d)(e)	9,936	9,903
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.666% 10/30/2027 (c)(d)(e)	9,949	9,908
		35,149
Specialty Retail - 0.1%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2099% 6/6/2031 (c)(d)(e)	7,789	7,554
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.3599% 6/6/2031 (c)(d)(e)	6,997	6,915
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0462% 9/4/2029 (c)(d)(e)	5,945	5,440
		19,909
TOTAL CONSUMER DISCRETIONARY		142,522

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 0% 8/6/2030 (c)(d)(e)(h)	5,000	4,878
Froneri US Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 0% 7/16/2032 (c)(d)(e)(h)	5,000	4,990
		9,868
Food Products - 0.1%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% 8/2/2028 (c)(d)(e)(i)	1,192	566
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% 8/2/2028 (c)(d)(e)(i)	344	162
Del Monte Foods Corp II Inc Tranche TLA DIP, term loan CME Term SOFR 3 month Index + 0.1%, 13.9612% 3/30/2026 (c)(d)(e)	2,885	2,751
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 0.1%, 13.964% 3/30/2026 (c)(d)(e)	3,743	2,920
Nourish Buyer I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8294% 7/12/2032 (c)(d)(e)	10,000	9,925
		16,324
TOTAL CONSUMER STAPLES		26,192

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.8075% 10/30/2028 (c)(d)(e)	40,898	19,477
Financials - 0.1%
Financial Services - 0.1%
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.316% 7/31/2031 (c)(d)(e)	5,000	4,988
Nexus Buyer LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.066% 2/16/2032 (c)(d)(e)	5,000	4,968
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.9535% 2/20/2032 (c)(d)(e)	9,000	9,020
		18,976
Insurance - 0.0%
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.6805% 1/31/2028 (c)(d)(e)	10,000	9,716
TOTAL FINANCIALS		28,692

Health Care - 0.2%
Health Care Equipment & Supplies - 0.0%
QuidelOrtho Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 8/16/2032 (c)(d)(e)(h)	5,000	4,937
Health Care Providers & Services - 0.1%
Cano Health LLC 1LN, term loan CME Term SOFR 3 month Index + 8%, 13.7956% 6/28/2029 (c)(d)(e)	2,841	2,308
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.316% 9/24/2031 (c)(d)(e)	4,992	4,464
ModivCare Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0456% 7/1/2031 (c)(d)(e)	4,950	2,166
Radiology Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.7956% 6/30/2032 (c)(d)(e)	4,000	3,998
Team Health Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 0% 6/23/2028 (c)(d)(e)(h)	5,000	4,978
		17,914
Pharmaceuticals - 0.1%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.566% 10/8/2030 (c)(d)(e)	20,000	19,706
TOTAL HEALTH CARE		42,557

Industrials - 0.2%
Aerospace & Defense - 0.0%
TransDigm Group Inc Tranche M 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8533% 8/19/2032 (c)(d)(e)	5,000	5,001
Air Freight & Logistics - 0.0%
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2956% 3/18/2030 (c)(d)(e)	5,000	4,977
Building Products - 0.0%
Cornerstone Building Brands Inc 1LN, term loan CME Term SOFR 1 month Index + 5.625%, 9.9881% 8/1/2028 (c)(d)(e)	5,000	4,810
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.7131% 4/12/2028 (c)(d)(e)	5,000	4,731
		9,541
Commercial Services & Supplies - 0.2%
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5904% 8/6/2032 (c)(d)(e)	1,000	1,003
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7962% 8/1/2030 (c)(d)(e)	8,937	7,829
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.4294% 4/11/2029 (c)(d)(e)	9,936	9,638
		18,470
Trading Companies & Distributors - 0.0%
Foundation Building Materials Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8192% 1/31/2028 (c)(d)(e)	7,959	7,969
Foundation Building Materials Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3079% 1/29/2031 (c)(d)(e)	995	998
		8,967
TOTAL INDUSTRIALS		46,956

Information Technology - 0.2%
IT Services - 0.1%
Constant Contact Inc 2LN, term loan CME Term SOFR 3 month Index + 7.5%, 12.0792% 2/12/2029 (c)(d)(e)	1,000	877
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5792% 2/10/2028 (c)(d)(e)	9,944	9,485
X Corp 1LN, term loan 9.5% 10/26/2029 (c)	15,000	14,735
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.9579% 10/26/2029 (c)(d)(e)	8,967	8,759
		33,856
Software - 0.1%
Finastra USA Inc 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.428% 9/13/2029 (c)(d)(e)(f)	4,812	4,812
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3195% 6/2/2028 (c)(d)(e)	9,961	9,445
Polaris Newco LLC Tranche PIK TERM 2LN, term loan CME Term SOFR 1 month Index + 8%, 13.2989% 6/4/2029 (c)(d)(e)	8,000	7,586
X.AI LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.5456% 6/28/2030 (c)(d)(e)	10,000	9,582
		31,425
TOTAL INFORMATION TECHNOLOGY		65,281

Materials - 0.3%
Chemicals - 0.3%
American Rock Salt Co LLC 1LN, term loan 2% 6/12/2028 (c)(e)(g)	124	124
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.4605% 6/9/2028 (c)(d)(e)	985	746
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 7%, 11.4633% 6/12/2028 (c)(d)(e)	475	474
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3206% 7/3/2028 (c)(d)(e)	11,948	10,507
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3599% 3/15/2029 (c)(d)(e)	5,985	5,971
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.8535% 3/15/2030 (c)(d)(e)	1,706	1,678
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.666% 4/2/2029 (c)(d)(e)	10,000	8,975
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0579% 8/25/2031 (c)(d)(e)	12,288	12,093
Olympus Water US Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 7/26/2032 (c)(d)(e)(h)	5,000	4,983
TPC Group Inc 1LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.9524% 12/16/2031 (c)(d)(e)	9,968	9,444
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.1946% 3/16/2027 (c)(d)(e)	5,000	4,994
		59,989
Metals & Mining - 0.0%
Vibrantz Technologies Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.7285% 4/23/2029 (c)(d)(e)	12,967	10,246
TOTAL MATERIALS		70,235

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.816% 3/29/2030 (c)(d)(e)	12,911	12,996
TOTAL UNITED STATES		488,666
TOTAL BANK LOAN OBLIGATIONS (Cost $531,505)		514,776

Commercial Mortgage Securities - 2.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.1%
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 5.6754% 2/15/2039 (b)(d)(e)	70,000	69,956
BX Commercial Mortgage Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.8065% 4/15/2040 (b)(d)(e)	99,833	100,052
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 6.6531% 4/15/2037 (b)(d)(e)	84,000	84,131
BX Trust Series 2025-DIME Class B, CME Term SOFR 1 month Index + 1.5%, 5.8631% 2/15/2035 (b)(d)(e)	83,000	82,922
BX Trust Series 2025-DIME Class C, CME Term SOFR 1 month Index + 1.75%, 6.1131% 2/15/2035 (b)(d)(e)	54,000	53,865
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4522% 11/15/2040 (b)(d)(e)	6,501	6,505
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 8.2011% 11/15/2040 (b)(d)(e)	80,000	80,050
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (b)	100,000	85,559
TOTAL UNITED STATES		563,040
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $557,082)		563,040

Common Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc	272	669
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC (f)(j)	444	5,372
Cano Health LLC warrants (f)(j)	14	48
		5,420
TOTAL UNITED STATES		6,089
TOTAL COMMON STOCKS (Cost $11,324)		6,089

Convertible Corporate Bonds - 0.5%
	Principal Amount (a)	Value ($)
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 2.75% 12/15/2030 (b)	5,000	5,255
UNITED STATES - 0.5%
Communication Services - 0.2%
Media - 0.2%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	27,787	56,552
Financials - 0.1%
Financial Services - 0.1%
Redfin Corp 0.5% 4/1/2027	20,000	18,400
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.1%
MKS Inc 1.25% 6/1/2030	7,000	7,013
ON Semiconductor Corp 0% 5/1/2027 (k)	7,000	7,998
Wolfspeed Inc 1.875% (i)	31,000	11,083
		26,094
Software - 0.1%
Riot Platforms Inc 0.75% 1/15/2030 (b)	16,000	19,184
TOTAL INFORMATION TECHNOLOGY		45,278

Utilities - 0.0%
Electric Utilities - 0.0%
PG&E Corp 4.25% 12/1/2027	7,000	7,110
TOTAL UNITED STATES		127,340
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $104,721)		132,595

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Acrisure Holdings Inc Series A-2 (f)	402	10,207
Apollo Global Management Inc Series A, 6.75%	50	3,588
		13,795
Materials - 0.0%
Chemicals - 0.0%
Albemarle Corp 7.25%	85	3,359
TOTAL UNITED STATES		17,154
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $16,649)		17,154

Foreign Government and Government Agency Obligations - 4.3%
		Principal Amount (a)	Value ($)
BRAZIL - 1.1%
Brazil Notas do Tesouro Nacional Serie B 5.625% 2/21/2047		200,000	165,200
Brazilian Federative Republic 10% 1/1/2027	BRL	400,000	70,460
Brazilian Federative Republic 10% 1/1/2033	BRL	400,000	61,695
TOTAL BRAZIL			297,355
CANADA - 0.3%
Canadian Government 3.25% 12/1/2034	CAD	123,000	88,864
COLOMBIA - 0.8%
Colombian Republic 8% 11/14/2035		200,000	210,250
DOMINICAN REPUBLIC - 0.9%
Dominican Republic 4.875% 9/23/2032 (b)		260,000	245,570
JAPAN - 1.2%
Japan Government 0.1% 12/20/2025	JPY	47,900,000	325,573
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,156,383)			1,167,612

Municipal Securities - 0.7%
	Principal Amount (a)	Value ($)
Illinois - 0.7%
General Obligations - 0.7%
Chicago IL Brd Ed Series 2009G, 1.75% 12/15/2025 (Cost $197,243)	200,000	197,883
TOTAL MUNICIPAL SECURITIES (Cost $197,243)		197,883

Non-Convertible Corporate Bonds - 39.7%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Mineral Resources Ltd 8% 11/1/2027 (b)		16,000	16,285
Mineral Resources Ltd 8.125% 5/1/2027 (b)		10,000	10,006
Mineral Resources Ltd 9.25% 10/1/2028 (b)		5,000	5,227
			31,518
Utilities - 0.0%
Electric Utilities - 0.0%
AusNet Services Holdings Pty Ltd 6.134% 5/31/2033	AUD	10,000	6,971
TOTAL AUSTRALIA			38,489
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (b)		10,000	9,728
BRAZIL - 0.1%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Yinson Boronia Production BV 8.947% 7/31/2042 (b)		2,943	3,211
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Ambipar Lux Sarl 9.875% 2/6/2031 (b)		10,000	8,398
Materials - 0.1%
Metals & Mining - 0.1%
ERO Copper Corp 6.5% 2/15/2030 (b)		9,000	8,775
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (b)(e)		12,670	12,581
			21,356
TOTAL BRAZIL			32,965
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7% 10/20/2025 (b)		7,000	6,995
CANADA - 0.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
TELUS Corp 6.625% 10/15/2055 (e)		6,000	6,104
TELUS Corp 7% 10/15/2055 (e)		3,000	3,079
			9,183
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 7% 4/15/2055 (e)		3,000	3,077
Rogers Communications Inc 7.125% 4/15/2055 (e)		3,000	3,114
			6,191
TOTAL COMMUNICATION SERVICES			15,374

Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (b)		51,000	47,686
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (b)		5,000	5,060
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (b)		4,000	4,097
			56,843
Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (b)		10,000	7,424
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Baytex Energy Corp 7.375% 3/15/2032 (b)		8,000	7,817
Parkland Corp 4.5% 10/1/2029 (b)		2,000	1,942
Parkland Corp 4.625% 5/1/2030 (b)		12,000	11,615
Parkland Corp 6.625% 8/15/2032 (b)		5,000	5,150
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (e)		7,000	7,317
South Bow Canadian Infrastructure Holdings Ltd 7.625% 3/1/2055 (e)		2,000	2,081
			35,922
Industrials - 0.1%
Aerospace & Defense - 0.1%
Bombardier Inc 6.75% 6/15/2033 (b)		5,000	5,199
Bombardier Inc 7% 6/1/2032 (b)		5,000	5,221
Bombardier Inc 7.25% 7/1/2031 (b)		7,000	7,381
Bombardier Inc 8.75% 11/15/2030 (b)		5,000	5,388
			23,189
Commercial Services & Supplies - 0.0%
Wrangler Holdco Corp 6.625% 4/1/2032 (b)		7,000	7,297
TOTAL INDUSTRIALS			30,486

Information Technology - 0.1%
Software - 0.1%
Open Text Corp 3.875% 12/1/2029 (b)		38,000	35,820
Open Text Corp 3.875% 2/15/2028 (b)		2,000	1,944
			37,764
Materials - 0.3%
Chemicals - 0.3%
Methanex Corp 5.125% 10/15/2027		47,000	46,791
Methanex Corp 5.65% 12/1/2044		10,000	8,324
			55,115
Containers & Packaging - 0.0%
Toucan FinCo Ltd/Toucan FinCo Can Inc/Toucan FinCo US LLC 9.5% 5/15/2030 (b)		5,000	4,997
Metals & Mining - 0.0%
Capstone Copper Corp 6.75% 3/31/2033 (b)		5,000	5,135
Champion Iron Canada Inc 7.875% 7/15/2032 (b)		5,000	5,218
Hudbay Minerals Inc 4.5% 4/1/2026 (b)		3,000	2,979
			13,332
TOTAL MATERIALS			73,444

TOTAL CANADA			257,257
CHILE - 0.1%
Communication Services - 0.1%
Media - 0.1%
VTR Finance NV 6.375% 7/15/2028 (b)		19,000	18,543
Industrials - 0.0%
Construction & Engineering - 0.0%
ATP Tower Holdings / Andean Telecom Partners Chile SpA / Andean Tower Partners C 7.875% 2/3/2030 (b)		7,000	7,125
TOTAL CHILE			25,668
COLOMBIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canacol Energy Ltd 5.75% 11/24/2028 (b)		25,000	9,281
Gran Tierra Energy Inc 9.5% 10/15/2029 (b)		10,000	8,138
			17,419
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (b)		17,000	15,598
TOTAL COLOMBIA			33,017
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd 7.875% 1/23/2030 (b)		9,000	9,113
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Amer Sports Co 6.75% 2/16/2031 (b)		8,000	8,339
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (b)		2,000	1,921
TOTAL FINLAND			10,260
FRANCE - 0.8%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Altice France SA 5.125% 7/15/2029 (b)		42,000	35,910
Altice France SA 5.5% 1/15/2028 (b)		9,000	7,920
Altice France SA 5.5% 10/15/2029 (b)		40,000	34,300
Maya SAS/Paris France 7% 4/15/2032 (b)		17,000	17,486
Maya SAS/Paris France 8.5% 4/15/2031 (b)		2,000	2,152
			97,768
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vallourec SACA 7.5% 4/15/2032 (b)		15,000	15,929
Viridien 10% 10/15/2030 (b)		7,000	6,995
			22,924
Financials - 0.4%
Banks - 0.4%
BNP Paribas SA 0.5% 1/19/2030 (e)(l)	EUR	100,000	107,643
TOTAL FRANCE			228,335
GERMANY - 2.5%
Consumer Discretionary - 0.5%
Automobile Components - 0.5%
ZF Finance GmbH 2% 5/6/2027 (l)	EUR	100,000	112,532
ZF North America Capital Inc 6.75% 4/23/2030 (b)		5,000	4,873
ZF North America Capital Inc 6.875% 4/23/2032 (b)		7,000	6,712
ZF North America Capital Inc 7.125% 4/14/2030 (b)		7,000	6,969
			131,086
Financials - 0.6%
Financial Services - 0.6%
KfW 0.125% 1/9/2032 (l)	EUR	120,000	120,420
KfW 0.375% 4/23/2030 (l)	EUR	15,000	16,039
KfW 2.75% 1/17/2035 (l)	EUR	20,000	23,176
			159,635
Health Care - 0.3%
Pharmaceuticals - 0.3%
Bayer AG 4.625% 5/26/2033 (l)	EUR	55,000	68,322
Industrials - 0.0%
Machinery - 0.0%
TK Elevator US Newco Inc 5.25% 7/15/2027 (b)		4,000	3,989
Utilities - 1.1%
Electric Utilities - 1.1%
Amprion GmbH 3.625% 5/21/2031 (l)	EUR	100,000	119,878
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/2081 (e)(l)	EUR	100,000	110,075
EnBW International Finance BV 3.75% 11/20/2035 (l)	EUR	50,000	58,513
			288,466
TOTAL GERMANY			651,498
GHANA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Kosmos Energy Ltd 7.125% 4/4/2026 (b)		10,000	9,910
Kosmos Energy Ltd 7.5% 3/1/2028 (b)		2,000	1,681
Kosmos Energy Ltd 7.75% 5/1/2027 (b)		4,000	3,786
Kosmos Energy Ltd 8.75% 10/1/2031 (b)		1,000	745
Tullow Oil PLC 10.25% 5/15/2026 (b)		20,000	16,844

TOTAL GHANA			32,966
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (b)		22,000	22,636
GUATEMALA - 1.0%
Communication Services - 1.0%
Wireless Telecommunication Services - 1.0%
Millicom International Cellular SA 4.5% 4/27/2031 (b)		217,000	201,920
Millicom International Cellular SA 7.375% 4/2/2032 (b)		80,000	82,460

TOTAL GUATEMALA			284,380
HONG KONG - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Seaspan Corp 5.5% 8/1/2029 (b)		3,000	2,843
IRELAND - 0.7%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Flutter Treasury DAC 5.875% 6/4/2031 (b)		24,000	24,437
Financials - 0.6%
Banks - 0.4%
AIB Group PLC 2.875% 5/30/2031 (e)(l)	EUR	100,000	117,016
Consumer Finance - 0.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (e)		8,000	8,229
Financial Services - 0.2%
GGAM Finance Ltd 5.875% 3/15/2030 (b)		24,000	24,240
GGAM Finance Ltd 6.875% 4/15/2029 (b)		5,000	5,175
GGAM Finance Ltd 8% 6/15/2028 (b)		2,000	2,122
Phoenix Aviation Capital Ltd 9.25% 7/15/2030 (b)		6,000	6,359
TrueNoord Capital DAC 8.75% 3/1/2030 (b)		7,000	7,436
			45,332
TOTAL FINANCIALS			170,577

TOTAL IRELAND			195,014
ISRAEL - 0.8%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energean Israel Finance Ltd 4.875% 3/30/2026 (b)(l)		4,000	3,955
Energean Israel Finance Ltd 5.375% 3/30/2028 (b)(l)		4,000	3,880
Energean Israel Finance Ltd 5.875% 3/30/2031 (b)(l)		1,000	939
Energean PLC 6.5% 4/30/2027 (b)		10,000	9,889
			18,663
Health Care - 0.8%
Pharmaceuticals - 0.8%
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030		200,000	204,424
TOTAL ISRAEL			223,087
LUXEMBOURG - 1.4%
Communication Services - 0.1%
Media - 0.1%
Altice Financing SA 5.75% 8/15/2029 (b)		25,000	19,813
Altice Financing SA 9.625% 7/15/2027 (b)		1,000	930
Altice France Holding SA 6% 2/15/2028 (b)		20,000	7,199
			27,942
Information Technology - 0.0%
Software - 0.0%
ION Trading Technologies Sarl 5.75% 5/15/2028 (b)		8,000	7,757
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (b)		8,000	6,882
Real Estate - 1.3%
Real Estate Management & Development - 1.3%
Blackstone Property Partners Europe Holdings Sarl 1% 5/4/2028 (l)	EUR	100,000	111,776
CBRE Open-Ended Funds SCA SICAV-SIF 4.75% 3/27/2034 (l)	EUR	100,000	123,537
Logicor Financing Sarl 0.875% 1/14/2031 (l)	EUR	100,000	101,573
			336,886
TOTAL LUXEMBOURG			379,467
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (b)		10,000	10,000
MEXICO - 1.7%
Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Petroleos Mexicanos 7.69% 1/23/2050		500,000	426,395
NETHERLANDS - 0.0%
Communication Services - 0.0%
Media - 0.0%
Ziggo BV 4.875% 1/15/2030 (b)		5,000	4,691
NIGERIA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
IHS Holding Ltd 5.625% 11/29/2026 (b)		4,000	3,930
IHS Holding Ltd 6.25% 11/29/2028 (b)		9,000	8,896
IHS Holding Ltd 8.25% 11/29/2031 (b)		13,000	13,371

TOTAL NIGERIA			26,197
NORWAY - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Seadrill Finance Ltd 8.375% 8/1/2030 (b)		5,000	5,193
TGS ASA 8.5% 1/15/2030 (b)		9,000	9,184

TOTAL NORWAY			14,377
PANAMA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd 7.125% 10/15/2032 (b)		10,000	10,163
Wireless Telecommunication Services - 0.1%
C&W Senior Finance Ltd 9% 1/15/2033 (b)		22,000	23,097
TOTAL PANAMA			33,260
PERU - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Volcan Cia Minera SAA 8.75% 1/24/2030 (b)		10,000	10,169
SOUTH AFRICA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (b)		16,000	13,850
SWITZERLAND - 1.0%
Financials - 0.9%
Capital Markets - 0.5%
UBS Group AG 2.125% 11/15/2029 (e)(l)	GBP	100,000	125,179
Insurance - 0.4%
Argentum Netherlands BV for Zurich Insurance Co Ltd 2.75% 2/19/2049 (e)(l)	EUR	100,000	115,265
TOTAL FINANCIALS			240,444

Industrials - 0.1%
Aerospace & Defense - 0.1%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (b)		15,000	14,438
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (b)		11,000	11,118
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (b)		4,000	4,160
			29,716
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (b)		14,000	12,867
Consolidated Energy Finance SA 5.625% 10/15/2028 (b)		2,000	1,678
			14,545
TOTAL SWITZERLAND			284,705
TANZANIA - 0.1%
Information Technology - 0.1%
Communications Equipment - 0.1%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (b)		17,000	17,595
UNITED KINGDOM - 3.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect Finco Sarl / Connect Us Finco LLC 9% 9/15/2029 (b)		3,000	3,125
Virgin Media Finance PLC 5% 7/15/2030 (b)		2,000	1,829
			4,954
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (b)		5,000	5,348
Macquarie Airfinance Holdings Ltd 8.125% 3/30/2029 (b)		6,000	6,255
			11,603
Consumer Staples - 0.4%
Tobacco - 0.4%
BAT International Finance PLC 4.125% 4/12/2032 (l)	EUR	100,000	120,734
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG Global Finance PLC 12% 11/30/2028 (b)		10,000	11,041
Harbour Energy PLC 5.5% 10/15/2026 (b)		2,000	1,971
			13,012
Financials - 1.0%
Banks - 1.0%
Barclays PLC 3.543% 8/14/2031 (e)(l)	EUR	100,000	117,971
HSBC Holdings PLC 3% 7/22/2028 (e)	GBP	100,000	131,294
			249,265
Industrials - 1.0%
Ground Transportation - 0.4%
Mobico Group PLC 3.625% 11/20/2028 (l)(m)	GBP	100,000	121,208
Transportation Infrastructure - 0.6%
Heathrow Funding Ltd 6% 3/5/2032 (l)	GBP	100,000	135,925
TOTAL INDUSTRIALS			257,133

Utilities - 0.8%
Independent Power and Renewable Electricity Producers - 0.1%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (b)		15,000	15,214
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (b)		12,000	12,390
			27,604
Water Utilities - 0.7%
Anglian Water Services Financing PLC 6.293% 7/30/2030 (l)	GBP	25,000	35,016
Severn Trent Utilities Finance PLC 4.625% 11/30/2034 (l)	GBP	100,000	125,873
			160,889
TOTAL UTILITIES			188,493

TOTAL UNITED KINGDOM			845,194
UNITED STATES - 24.6%
Communication Services - 2.7%
Diversified Telecommunication Services - 0.2%
Cablevision Lightpath LLC 3.875% 9/15/2027 (b)		5,000	4,933
Connect Holding II LLC 10.5% 4/3/2031 (b)		5,000	4,921
Level 3 Financing Inc 10% 10/15/2032 (b)		1,000	1,003
Level 3 Financing Inc 3.625% 1/15/2029 (b)		5,000	4,250
Level 3 Financing Inc 3.75% 7/15/2029 (b)		2,000	1,670
Level 3 Financing Inc 3.875% 10/15/2030 (b)		9,000	7,650
Level 3 Financing Inc 4% 4/15/2031 (b)		3,000	2,513
Level 3 Financing Inc 4.25% 7/1/2028 (b)		2,000	1,835
Level 3 Financing Inc 4.5% 4/1/2030 (b)		1,000	897
Level 3 Financing Inc 4.875% 6/15/2029 (b)		6,000	5,595
Level 3 Financing Inc 6.875% 6/30/2033 (b)		15,000	15,135
Level 3 Financing Inc 7% 3/31/2034 (b)		10,000	10,068
Lumen Technologies Inc 4.125% 4/15/2030 (b)		2,000	1,960
Lumen Technologies Inc 4.5% 1/15/2029 (b)		1,000	910
			63,340
Interactive Media & Services - 0.0%
Snap Inc 6.875% 3/1/2033 (b)		5,000	5,052
Snap Inc 6.875% 3/15/2034 (b)		5,000	5,013
			10,065
Media - 2.5%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (b)		9,000	7,471
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032		5,000	4,572
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 6/1/2033 (b)		5,000	4,460
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (b)		2,000	1,893
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (b)(n)		82,000	76,066
Charter Communications Operating LLC / Charter Communications Operating Capital 3.7% 4/1/2051		420,000	270,475
Clear Channel Outdoor Holdings Inc 7.125% 2/15/2031 (b)		10,000	10,158
Clear Channel Outdoor Holdings Inc 7.5% 3/15/2033 (b)		10,000	10,179
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (b)		8,000	7,438
Clear Channel Outdoor Holdings Inc 7.75% 4/15/2028 (b)		5,000	4,862
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (b)		5,000	5,208
CMG Media Corp 8.875% 6/18/2029 (b)		3,000	2,795
CSC Holdings LLC 3.375% 2/15/2031 (b)		22,000	14,071
CSC Holdings LLC 4.5% 11/15/2031 (b)		2,000	1,297
CSC Holdings LLC 4.625% 12/1/2030 (b)		18,000	7,886
CSC Holdings LLC 5.5% 4/15/2027 (b)		16,000	15,388
DISH DBS Corp 5.125% 6/1/2029		26,000	21,463
DISH DBS Corp 5.25% 12/1/2026 (b)		1,000	970
DISH DBS Corp 7.375% 7/1/2028		5,000	4,525
DISH DBS Corp 7.75% 7/1/2026		2,000	1,945
Dotdash Meredith Inc 7.625% 6/15/2032 (b)		5,000	4,899
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (e)		42,960	42,383
EW Scripps Co/The 9.875% 8/15/2030 (b)		4,000	3,760
Outfront Media Capital LLC / Outfront Media Capital Corp 7.375% 2/15/2031 (b)		5,000	5,276
Sirius XM Radio LLC 4.125% 7/1/2030 (b)		90,000	83,682
Univision Communications Inc 4.5% 5/1/2029 (b)(n)		14,000	13,131
Univision Communications Inc 8% 8/15/2028 (b)		6,000	6,228
Univision Communications Inc 8.5% 7/31/2031 (b)(n)		22,000	22,670
Univision Communications Inc 9.375% 8/1/2032 (b)		10,000	10,531
			665,682
TOTAL COMMUNICATION SERVICES			739,087

Consumer Discretionary - 2.0%
Automobile Components - 0.1%
Adient Global Holdings Ltd 7.5% 2/15/2033 (b)		6,000	6,249
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (b)		9,000	9,326
Patrick Industries Inc 6.375% 11/1/2032 (b)		3,000	3,043
			18,618
Automobiles - 0.0%
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (b)		6,000	5,669
Broadline Retail - 0.2%
GrubHub Holdings Inc 5.5% 7/1/2027 (b)		7,000	6,976
Saks Global Enterprises LLC 11% 12/15/2029 (b)		9,834	3,883
Wayfair LLC 7.25% 10/31/2029 (b)(n)		19,000	19,373
Wayfair LLC 7.75% 9/15/2030 (b)(n)		19,000	19,630
			49,862
Diversified Consumer Services - 0.2%
Service Corp International/US 5.75% 10/15/2032		5,000	5,050
Sotheby's 7.375% 10/15/2027 (b)		12,000	11,868
StoneMor Inc 8.5% 5/15/2029 (b)		16,000	15,436
TKC Holdings Inc 10.5% 5/15/2029 (b)		14,000	14,294
TKC Holdings Inc 6.875% 5/15/2028 (b)		5,000	5,022
			51,670
Hotels, Restaurants & Leisure - 0.8%
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer Inc 9.5% 7/1/2032 (b)		7,000	7,260
Caesars Entertainment Inc 6% 10/15/2032 (b)(n)		5,000	4,902
Carnival Corp 5.75% 3/15/2030 (b)		11,000	11,277
Carnival Corp 5.75% 8/1/2032 (b)		5,000	5,088
Carnival Corp 5.875% 6/15/2031 (b)		10,000	10,251
Carnival Corp 6.125% 2/15/2033 (b)		17,000	17,457
CEC Entertainment LLC 6.75% 5/1/2026 (b)		11,000	10,955
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (b)		19,000	17,869
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (b)		3,000	2,738
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (b)		5,000	5,041
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (b)		24,000	24,494
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (b)(n)		5,000	5,135
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (b)		5,000	5,102
Life Time Inc 6% 11/15/2031 (b)		11,000	11,117
Lindblad Expeditions LLC 7% 9/15/2030 (b)		5,000	5,121
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (b)		5,000	4,020
MGM Resorts International 6.5% 4/15/2032 (n)		5,000	5,131
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 11.875% 4/15/2031 (b)		6,000	6,321
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 8.25% 4/15/2030 (b)		6,000	6,200
NCL Corp Ltd 6.75% 2/1/2032 (b)		5,000	5,157
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (b)		5,000	5,080
Royal Caribbean Cruises Ltd 6% 2/1/2033 (b)		5,000	5,130
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (b)		2,000	2,064
Station Casinos LLC 6.625% 3/15/2032 (b)		5,000	5,143
Travel + Leisure Co 6.125% 9/1/2033 (b)		5,000	5,018
Viking Cruises Ltd 9.125% 7/15/2031 (b)		5,000	5,387
Yum! Brands Inc 4.625% 1/31/2032		3,000	2,899
			201,357
Household Durables - 0.3%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 4/1/2030 (b)(n)		3,000	2,830
Ashton Woods USA LLC / Ashton Woods Finance Co 6.875% 8/1/2033 (b)		5,000	5,010
Beazer Homes USA Inc 7.5% 3/15/2031 (b)		5,000	5,082
LGI Homes Inc 4% 7/15/2029 (b)		2,000	1,828
LGI Homes Inc 7% 11/15/2032 (b)		15,000	14,629
LGI Homes Inc 8.75% 12/15/2028 (b)		4,000	4,190
New Home Co Inc/The 8.5% 11/1/2030 (b)		5,000	5,186
Newell Brands Inc 6.375% 5/15/2030 (n)		7,000	6,908
Newell Brands Inc 6.875% 4/1/2036 (m)		7,000	6,840
Newell Brands Inc 7% 4/1/2046 (m)		5,000	4,345
Newell Brands Inc 8.5% 6/1/2028 (b)		9,000	9,502
TopBuild Corp 4.125% 2/15/2032 (b)		2,000	1,863
Whirlpool Corp 5.75% 3/1/2034		1,000	970
Whirlpool Corp 6.125% 6/15/2030		11,000	11,122
Whirlpool Corp 6.5% 6/15/2033		13,000	13,091
			93,396
Specialty Retail - 0.4%
Carvana Co 4.875% 9/1/2029 (b)		1,000	910
Carvana Co 5.625% 10/1/2025 (b)		10,000	9,975
Carvana Co 9% 12/1/2028 pay-in-kind (b)(e)		960	982
Carvana Co 9% 6/1/2031 pay-in-kind (b)(e)		53,518	60,721
Champions Financing Inc 8.75% 2/15/2029 (b)(n)		4,000	3,827
LBM Acquisition LLC 6.25% 1/15/2029 (b)		5,000	4,587
LBM Acquisition LLC 9.5% 6/15/2031 (b)		10,000	10,480
Sally Holdings LLC / Sally Capital Inc 6.75% 3/1/2032		5,000	5,187
SGUS LLC 11% 12/15/2029 (b)		4,166	3,662
Staples Inc 10.75% 9/1/2029 (b)		12,000	11,490
Staples Inc 12.75% 1/15/2030 (b)		6,150	4,378
Wand NewCo 3 Inc 7.625% 1/30/2032 (b)(n)		4,000	4,232
			120,431
Textiles, Apparel & Luxury Goods - 0.0%
Tapestry Inc 3.05% 3/15/2032		10,000	8,955
Wolverine World Wide Inc 4% 8/15/2029 (b)		3,000	2,759
			11,714
TOTAL CONSUMER DISCRETIONARY			552,717

Consumer Staples - 0.7%
Consumer Staples Distribution & Retail - 0.3%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (b)		43,000	40,883
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (b)		3,000	2,955
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (b)		5,000	5,114
C&S Group Enterprises LLC 5% 12/15/2028 (b)		8,000	7,274
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (b)		8,000	8,422
Performance Food Group Inc 6.125% 9/15/2032 (b)		5,000	5,117
US Foods Inc 5.75% 4/15/2033 (b)		5,000	5,016
US Foods Inc 6.875% 9/15/2028 (b)		6,000	6,182
			80,963
Food Products - 0.4%
Fiesta Purchaser Inc 7.875% 3/1/2031 (b)		7,000	7,429
Fiesta Purchaser Inc 9.625% 9/15/2032 (b)		3,000	3,223
Lamb Weston Holdings Inc 4.375% 1/31/2032 (b)		22,000	20,696
Post Holdings Inc 4.625% 4/15/2030 (b)		50,000	48,219
Post Holdings Inc 6.25% 10/15/2034 (b)		5,000	5,030
Post Holdings Inc 6.25% 2/15/2032 (b)		5,000	5,136
Post Holdings Inc 6.375% 3/1/2033 (b)(n)		5,000	5,051
			94,784
Household Products - 0.0%
Resideo Funding Inc 6.5% 7/15/2032 (b)		3,000	3,063
TOTAL CONSUMER STAPLES			178,810

Energy - 3.3%
Energy Equipment & Services - 0.3%
Nabors Industries Inc 7.375% 5/15/2027 (b)		2,000	2,033
Nabors Industries Inc 8.875% 8/15/2031 (b)		5,000	4,503
Nabors Industries Inc 9.125% 1/31/2030 (b)		5,000	5,124
Nabors Industries Ltd 7.5% 1/15/2028 (b)		9,000	9,034
Star Holding LLC 8.75% 8/1/2031 (b)		4,000	3,985
Transocean Inc 8% 2/1/2027 (b)		12,000	11,979
Transocean Inc 8.25% 5/15/2029 (b)		5,000	4,836
Transocean Inc 8.5% 5/15/2031 (b)		24,000	22,551
USA Compression Partners LP / USA Compression Finance Corp 6.875% 9/1/2027		11,000	11,002
Valaris Ltd 8.375% 4/30/2030 (b)		5,000	5,205
			80,252
Oil, Gas & Consumable Fuels - 3.0%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.375% 6/15/2029 (b)		4,000	3,976
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 7/15/2033 (b)		4,000	4,060
California Resources Corp 7.125% 2/1/2026 (b)		1,000	997
California Resources Corp 8.25% 6/15/2029 (b)		30,000	30,995
Calumet Specialty Products Partners LP / Calumet Finance Corp 8.125% 1/15/2027 (b)		6,000	5,984
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (b)		14,000	13,741
CITGO Petroleum Corp 6.375% 6/15/2026 (b)		18,000	17,989
CITGO Petroleum Corp 8.375% 1/15/2029 (b)		7,000	7,300
CNX Midstream Partners LP 4.75% 4/15/2030 (b)		31,000	29,406
CNX Resources Corp 7.25% 3/1/2032 (b)		5,000	5,188
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (b)		2,000	2,127
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (b)		6,000	6,351
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (b)		2,000	2,079
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (b)		2,000	2,069
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (b)		2,000	2,112
Comstock Resources Inc 5.875% 1/15/2030 (b)		1,000	938
Comstock Resources Inc 6.75% 3/1/2029 (b)		21,000	20,703
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (b)		12,000	12,869
CVR Energy Inc 8.5% 1/15/2029 (b)		7,000	7,075
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (b)		11,000	11,042
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375% 6/30/2033 (b)		5,000	5,003
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (b)		30,000	31,360
Energy Transfer LP 6.5% 2/15/2056 (e)		5,000	4,967
Energy Transfer LP 6.75% 2/15/2056 (e)		5,000	4,976
Excelerate Energy LP 8% 5/15/2030 (b)		6,000	6,389
Genesis Energy LP / Genesis Energy Finance Corp 8% 5/15/2033		11,000	11,490
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		39,000	39,524
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (b)		5,000	5,117
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (b)		5,000	5,256
Harvest Midstream I LP 7.5% 5/15/2032 (b)		5,000	5,148
Harvest Midstream I LP 7.5% 9/1/2028 (b)		12,000	12,129
Hess Midstream Operations LP 5.875% 3/1/2028 (b)		12,000	12,201
Hess Midstream Operations LP 6.5% 6/1/2029 (b)		5,000	5,170
Howard Midstream Energy Partners LLC 6.625% 1/15/2034 (b)		5,000	5,082
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (b)		5,000	5,214
Kinetik Holdings LP 5.875% 6/15/2030 (b)		5,000	5,043
Kinetik Holdings LP 6.625% 12/15/2028 (b)		12,000	12,346
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (b)		7,000	6,923
MPLX LP 5% 3/1/2033		50,000	49,525
MPLX LP 5.65% 3/1/2053		50,000	45,371
New Fortress Energy Inc 6.5% 9/30/2026 (b)		4,000	1,400
Northern Oil & Gas Inc 8.75% 6/15/2031 (b)		5,000	5,137
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028		1,000	982
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (b)		19,000	18,398
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (b)		12,000	12,389
Permian Resources Operating LLC 6.25% 2/1/2033 (b)		4,000	4,074
Permian Resources Operating LLC 7% 1/15/2032 (b)		6,000	6,221
Prairie Acquiror LP 9% 8/1/2029 (b)		5,000	5,213
Rockies Express Pipeline LLC 6.75% 3/15/2033 (b)		5,000	5,223
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		30,000	29,242
Sunoco LP 6.25% 7/1/2033 (b)		5,000	5,110
Sunoco LP 7% 5/1/2029 (b)		5,000	5,192
Sunoco LP 7.25% 5/1/2032 (b)		5,000	5,290
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (b)		12,000	11,822
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (b)		45,000	44,211
Talos Production Inc 9% 2/1/2029 (b)		5,000	5,147
Targa Resources Corp 4.2% 2/1/2033		160,000	150,810
TransMontaigne Partners LLC 8.5% 6/15/2030 (b)		4,000	4,207
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (b)		10,000	10,440
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (b)		10,000	10,495
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (b)		5,000	5,484
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (b)		5,000	5,567
			817,289
TOTAL ENERGY			897,541

Financials - 3.6%
Banks - 0.3%
Bank of America Corp 2.299% 7/21/2032 (e)		90,000	79,425
HAT Holdings I LLC / HAT Holdings II LLC 3.375% 6/15/2026 (b)		2,000	1,973
HAT Holdings I LLC / HAT Holdings II LLC 8% 6/15/2027 (b)		2,000	2,074
Western Alliance Bancorp 3% 6/15/2031 (e)		10,000	9,496
			92,968
Capital Markets - 0.6%
Ares Strategic Income Fund 5.8% 9/9/2030 (b)		10,000	10,153
Hightower Holding LLC 6.75% 4/15/2029 (b)		2,000	1,993
Hightower Holding LLC 9.125% 1/31/2030 (b)		5,000	5,369
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (b)		13,000	13,060
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (b)		10,000	10,334
Jane Street Group / JSG Finance Inc 7.125% 4/30/2031 (b)		5,000	5,224
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (b)		1,000	970
Sixth Street Specialty Lending Inc 5.625% 8/15/2030		100,000	101,229
Stonex Escrow Issuer LLC 6.875% 7/15/2032 (b)		5,000	5,139
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (b)		5,000	5,248
			158,719
Consumer Finance - 1.6%
Ally Financial Inc 6.646% 1/17/2040 (e)		19,000	18,856
Ally Financial Inc 6.7% 2/14/2033		2,000	2,077
Capital One Financial Corp 5.468% 2/1/2029 (e)		9,000	9,239
Capital One Financial Corp 5.817% 2/1/2034 (e)		15,000	15,614
Capital One Financial Corp 7.624% 10/30/2031 (e)		11,000	12,480
Encore Capital Group Inc 8.5% 5/15/2030 (b)		8,000	8,455
Encore Capital Group Inc 9.25% 4/1/2029 (b)		3,000	3,168
Ford Motor Credit Co LLC 3.375% 11/13/2025		200,000	199,342
Ford Motor Credit Co LLC 5.8% 3/8/2029		40,000	40,444
LFS Topco LLC 8.75% 7/15/2030 (b)		10,000	9,782
Navient Corp 4.875% 3/15/2028		1,000	981
Navient Corp 5% 3/15/2027		6,000	5,956
Navient Corp 5.5% 3/15/2029 (n)		5,000	4,944
Navient Corp 5.625% 8/1/2033		1,000	913
Navient Corp 7.875% 6/15/2032 (n)		5,000	5,276
OneMain Finance Corp 3.5% 1/15/2027		4,000	3,915
OneMain Finance Corp 6.125% 5/15/2030		5,000	5,071
OneMain Finance Corp 6.625% 5/15/2029		5,000	5,141
OneMain Finance Corp 6.75% 3/15/2032		5,000	5,119
OneMain Finance Corp 7.125% 11/15/2031		13,000	13,507
OneMain Finance Corp 7.125% 9/15/2032		5,000	5,206
OneMain Finance Corp 7.5% 5/15/2031		24,000	25,159
PRA Group Inc 8.875% 1/31/2030 (b)		6,000	6,302
RFNA LP 7.875% 2/15/2030 (b)		3,000	3,105
SLM Corp 6.5% 1/31/2030		6,000	6,279
			416,331
Financial Services - 0.7%
Azorra Finance Ltd 7.25% 1/15/2031 (b)		6,000	6,197
Block Inc 3.5% 6/1/2031		5,000	4,619
Block Inc 5.625% 8/15/2030 (b)		5,000	5,111
Block Inc 6% 8/15/2033 (b)		5,000	5,133
Block Inc 6.5% 5/15/2032		17,000	17,614
Boost Newco Borrower LLC 7.5% 1/15/2031 (b)		5,000	5,305
Clue Opco LLC 9.5% 10/15/2031 (b)		3,000	3,194
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (b)		8,000	7,919
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		27,000	26,339
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026		4,000	3,993
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030		5,000	4,763
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9.75% 1/15/2029		5,000	4,971
Jefferson Capital Holdin 8.25% 5/15/2030 (b)(n)		5,000	5,236
NFE Financing LLC 12% 11/15/2029 (b)		16,468	6,052
PennyMac Financial Services Inc 6.75% 2/15/2034 (b)		5,000	5,033
PennyMac Financial Services Inc 6.875% 2/15/2033 (b)		6,000	6,131
PennyMac Financial Services Inc 6.875% 5/15/2032 (b)		9,000	9,215
Rocket Cos Inc 6.125% 8/1/2030 (b)		10,000	10,290
Rocket Cos Inc 6.375% 8/1/2033 (b)		10,000	10,377
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (b)		10,000	10,369
UWM Holdings LLC 6.625% 2/1/2030 (b)		5,000	5,079
Walker & Dunlop Inc 6.625% 4/1/2033 (b)		5,000	5,202
WEX Inc 6.5% 3/15/2033 (b)		2,000	2,045
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (b)		21,000	21,844
			192,031
Insurance - 0.2%
Acrisure LLC / Acrisure Finance Inc 6.75% 7/1/2032 (b)		5,000	5,130
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (b)		5,000	5,180
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (b)		5,000	5,194
Acrisure LLC / Acrisure Finance Inc 8.5% 6/15/2029 (b)		5,000	5,257
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (b)		5,000	5,111
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7.375% 10/1/2032 (b)		5,000	5,151
AmWINS Group Inc 6.375% 2/15/2029 (b)(n)		3,000	3,075
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (b)		11,000	11,416
			45,514
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Rithm Capital Corp 8% 4/1/2029 (b)		5,000	5,118
Rithm Capital Corp 8% 7/15/2030 (b)		5,000	5,105
Starwood Property Trust Inc 3.625% 7/15/2026 (b)		1,000	985
Starwood Property Trust Inc 6% 4/15/2030 (b)		5,000	5,080
Starwood Property Trust Inc 6.5% 10/15/2030 (b)		5,000	5,161
Starwood Property Trust Inc 6.5% 7/1/2030 (b)		7,000	7,265
Starwood Property Trust Inc 7.25% 4/1/2029 (b)		12,000	12,576
			41,290
TOTAL FINANCIALS			946,853

Health Care - 3.4%
Biotechnology - 0.0%
Emergent BioSolutions Inc 3.875% 8/15/2028 (b)		10,000	8,372
Health Care Equipment & Supplies - 0.2%
AdaptHealth LLC 5.125% 3/1/2030 (b)		7,000	6,677
Avantor Funding Inc 4.625% 7/15/2028 (b)		2,000	1,968
Insulet Corp 6.5% 4/1/2033 (b)		5,000	5,184
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (b)		40,000	41,092
Sotera Health Holdings LLC 7.375% 6/1/2031 (b)		3,000	3,153
			58,074
Health Care Providers & Services - 2.9%
Acadia Healthcare Co Inc 7.375% 3/15/2033 (b)		5,000	5,207
Centene Corp 2.625% 8/1/2031		40,000	33,899
Centene Corp 4.625% 12/15/2029		80,000	77,050
CHS/Community Health Systems Inc 4.75% 2/15/2031 (b)		70,000	59,668
CHS/Community Health Systems Inc 6.125% 4/1/2030 (b)		18,000	12,935
CHS/Community Health Systems Inc 9.75% 1/15/2034 (b)		5,000	5,064
CVS Health Corp 6.75% 12/10/2054 (e)		21,000	21,288
CVS Health Corp 7% 3/10/2055 (e)		18,000	18,740
DaVita Inc 4.625% 6/1/2030 (b)		49,000	47,174
DaVita Inc 6.75% 7/15/2033 (b)		10,000	10,364
DaVita Inc 6.875% 9/1/2032 (b)(n)		5,000	5,172
HAH Group Holding Co LLC 9.75% 10/1/2031 (b)		9,000	8,321
LifePoint Health Inc 10% 6/1/2032 (b)		4,000	4,120
ModivCare Inc 5% 10/1/2029 (b)		2,000	4
Molina Healthcare Inc 6.25% 1/15/2033 (b)		18,000	18,128
Owens & Minor Inc 4.5% 3/31/2029 (b)(n)		4,000	3,397
Owens & Minor Inc 6.625% 4/1/2030 (b)(n)		5,000	4,337
Pediatrix Medical Group Inc 5.375% 2/15/2030 (b)		4,000	3,957
Prime Healthcare Foundation Inc 7% 12/1/2027		142,000	147,317
Prime Healthcare Services Inc 9.375% 9/1/2029 (b)(n)		6,000	6,191
Radiology Partners Inc 8.5% 7/15/2032 (b)		5,000	5,104
Radiology Partners Inc 9.781% 2/15/2030 pay-in-kind (b)(e)		1,099	1,072
Select Medical Corp 6.25% 12/1/2032 (b)(n)		5,000	5,029
Surgery Center Holdings Inc 7.25% 4/15/2032 (b)		2,000	2,074
Team Health Holdings Inc 8.375% 6/30/2028 (b)		5,000	5,061
Tenet Healthcare Corp 6.125% 6/15/2030		44,000	44,672
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028		200,000	201,659
US Acute Care Solutions LLC 9.75% 5/15/2029 (b)		18,000	18,472
			775,476
Health Care Technology - 0.0%
IQVIA Inc 6.25% 6/1/2032 (b)		15,000	15,462
Pharmaceuticals - 0.3%
1261229 BC Ltd 10% 4/15/2032 (b)		26,000	26,997
Amneal Pharmaceuticals LLC 6.875% 8/1/2032 (b)		5,000	5,145
Bausch Health Americas Inc 8.5% 1/31/2027 (b)		6,000	5,985
Bausch Health Cos Inc 11% 9/30/2028 (b)		4,000	4,195
Bausch Health Cos Inc 4.875% 6/1/2028 (b)		5,000	4,513
Bausch Health Cos Inc 5.25% 1/30/2030 (b)		3,000	2,184
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (b)(n)		9,000	8,619
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (b)(n)		5,000	4,283
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (b)(n)		5,000	4,734
Organon & Co / Organon Foreign Debt Co-Issuer BV 7.875% 5/15/2034 (b)		5,000	4,508
			71,163
TOTAL HEALTH CARE			928,547

Industrials - 2.9%
Aerospace & Defense - 1.0%
Axon Enterprise Inc 6.125% 3/15/2030 (b)		11,000	11,302
Axon Enterprise Inc 6.25% 3/15/2033 (b)		5,000	5,168
Boeing Co 6.259% 5/1/2027		2,000	2,058
Boeing Co 6.298% 5/1/2029		3,000	3,186
Boeing Co 6.388% 5/1/2031		2,000	2,172
Boeing Co 6.528% 5/1/2034		3,000	3,285
Boeing Co 6.858% 5/1/2054		144,000	157,910
Boeing Co 7.008% 5/1/2064		4,000	4,432
OneSky Flight LLC 8.875% 12/15/2029 (b)		6,000	6,304
TransDigm Inc 6% 1/15/2033 (b)		7,000	7,079
TransDigm Inc 6.25% 1/31/2034 (b)(n)		5,000	5,130
TransDigm Inc 6.375% 3/1/2029 (b)		5,000	5,118
TransDigm Inc 6.375% 5/31/2033 (b)		10,000	10,133
TransDigm Inc 6.75% 1/31/2034 (b)		10,000	10,323
TransDigm Inc 7.125% 12/1/2031 (b)		41,000	42,737
			276,337
Air Freight & Logistics - 0.1%
Rand Parent LLC 8.5% 2/15/2030 (b)(n)		30,000	31,091
Stonepeak Nile Parent LLC 7.25% 3/15/2032 (b)		4,000	4,199
			35,290
Building Products - 0.4%
AmeriTex HoldCo Intermediate LLC 7.625% 8/15/2033 (b)		5,000	5,159
Builders FirstSource Inc 6.375% 3/1/2034 (b)		5,000	5,149
Builders FirstSource Inc 6.75% 5/15/2035 (b)		15,000	15,643
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (b)		5,000	4,811
Cornerstone Building Brands Inc 6.125% 1/15/2029 (b)		5,000	3,850
Cornerstone Building Brands Inc 9.5% 8/15/2029 (b)		5,000	4,812
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (b)		21,000	21,568
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (b)		5,000	5,172
JELD-WEN Inc 4.875% 12/15/2027 (b)		4,000	3,935
JH North America Holdings Inc 6.125% 7/31/2032 (b)		5,000	5,075
Masterbrand Inc 7% 7/15/2032 (b)		2,000	2,072
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (b)		2,000	2,062
Standard Building Solutions Inc 6.25% 8/1/2033 (b)		20,000	20,412
Standard Building Solutions Inc 6.5% 8/15/2032 (b)		5,000	5,161
			104,881
Commercial Services & Supplies - 0.6%
Allied Universal Holdco LLC / Allied Universal Finance Corp 6.875% 6/15/2030 (b)		10,000	10,299
Allied Universal Holdco LLC 7.875% 2/15/2031 (b)		11,000	11,560
Artera Services LLC 8.5% 2/15/2031 (b)		39,000	34,080
Brand Industrial Services Inc 10.375% 8/1/2030 (b)		24,000	23,563
Clean Harbors Inc 6.375% 2/1/2031 (b)		2,000	2,049
CoreCivic Inc 4.75% 10/15/2027		12,000	11,794
CoreCivic Inc 8.25% 4/15/2029		3,000	3,175
GEO Group Inc/The 10.25% 4/15/2031		11,000	12,126
GEO Group Inc/The 8.625% 4/15/2029		5,000	5,291
GFL Environmental Inc 3.5% 9/1/2028 (b)		2,000	1,937
GFL Environmental Inc 6.75% 1/15/2031 (b)		5,000	5,220
Neptune Bidco US Inc 9.29% 4/15/2029 (b)		15,000	14,888
OT Midco Inc 10% 2/15/2030 (b)		9,000	6,148
Reworld Holding Corp 4.875% 12/1/2029 (b)		7,000	6,769
Waste Pro USA Inc 7% 2/1/2033 (b)		5,000	5,227
Williams Scotsman Inc 6.625% 4/15/2030 (b)		5,000	5,175
Williams Scotsman Inc 6.625% 6/15/2029 (b)		7,000	7,172
			166,473
Construction & Engineering - 0.2%
AECOM 6% 8/1/2033 (b)		15,000	15,310
Amsted Industries Inc 6.375% 3/15/2033 (b)		6,000	6,146
Pike Corp 5.5% 9/1/2028 (b)		6,000	6,002
Pike Corp 8.625% 1/31/2031 (b)		5,000	5,350
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (b)		13,000	13,291
			46,099
Electrical Equipment - 0.1%
Sensata Technologies BV 4% 4/15/2029 (b)		5,000	4,789
WESCO Distribution Inc 6.375% 3/15/2033 (b)		12,000	12,447
			17,236
Ground Transportation - 0.1%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.375% 6/15/2032 (b)(n)		5,000	5,219
Genesee & Wyoming Inc 6.25% 4/15/2032 (b)		12,000	12,202
XPO Inc 6.25% 6/1/2028 (b)		5,000	5,086
			22,507
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 7% 7/15/2031 (b)		5,000	5,257
Machinery - 0.0%
Enpro Inc 6.125% 6/1/2033 (b)		5,000	5,102
Passenger Airlines - 0.1%
American Airlines Inc 7.25% 2/15/2028 (b)(n)		5,000	5,130
American Airlines Inc 8.5% 5/15/2029 (b)		7,000	7,336
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (b)		12,000	11,924
			24,390
Professional Services - 0.1%
Amentum Holdings Inc 7.25% 8/1/2032 (b)		7,000	7,301
CACI International Inc 6.375% 6/15/2033 (b)		9,000	9,283
TriNet Group Inc 7.125% 8/15/2031 (b)		5,000	5,199
			21,783
Trading Companies & Distributors - 0.2%
FTAI Aviation Investors LLC 7% 6/15/2032 (b)		5,000	5,218
FTAI Aviation Investors LLC 7.875% 12/1/2030 (b)		7,000	7,441
Herc Holdings Inc 7% 6/15/2030 (b)		10,000	10,407
Herc Holdings Inc 7.25% 6/15/2033 (b)		10,000	10,490
QXO Building Products Inc 6.75% 4/30/2032 (b)		20,000	20,656
United Rentals North America Inc 6.125% 3/15/2034 (b)		5,000	5,179
			59,391
Transportation Infrastructure - 0.0%
Beacon Mobility Corp 7.25% 8/1/2030 (b)		5,000	5,181
TOTAL INDUSTRIALS			789,927

Information Technology - 0.9%
Communications Equipment - 0.0%
Viasat Inc 7.5% 5/30/2031 (b)		4,000	3,755
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp 5% 12/15/2029 (b)(n)		5,000	4,914
Insight Enterprises Inc 6.625% 5/15/2032 (b)		5,000	5,148
Lightning Power LLC 7.25% 8/15/2032 (b)		5,000	5,304
TTM Technologies Inc 4% 3/1/2029 (b)		4,000	3,826
			19,192
IT Services - 0.3%
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (b)		16,000	15,569
Acuris Finance US Inc / Acuris Finance SARL 9% 8/1/2029 (b)		3,000	3,090
ASGN Inc 4.625% 5/15/2028 (b)		5,000	4,894
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (b)		17,000	16,924
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (b)		7,000	6,974
CoreWeave Inc 9% 2/1/2031 (b)		16,000	15,840
CoreWeave Inc 9.25% 6/1/2030 (b)		9,000	9,032
			72,323
Semiconductors & Semiconductor Equipment - 0.2%
Entegris Inc 4.375% 4/15/2028 (b)		48,000	46,671
Wolfspeed Inc 7.9583% 6/23/2030 (b)(f)(i)(m)		1,688	1,684
			48,355
Software - 0.3%
Cloud Software Group Inc 6.625% 8/15/2033 (b)		5,000	5,069
Cloud Software Group Inc 8.25% 6/30/2032 (b)		4,000	4,277
Cloud Software Group Inc 9% 9/30/2029 (b)		34,000	35,443
Fair Isaac Corp 6% 5/15/2033 (b)		15,000	15,201
Gen Digital Inc 6.25% 4/1/2033 (b)		5,000	5,142
Helios Software Holdings Inc / ION Corporate Solutions Finance Sarl 8.75% 5/1/2029 (b)		3,000	3,078
UKG Inc 6.875% 2/1/2031 (b)		5,000	5,170
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030		16,000	15,918
			89,298
Technology Hardware, Storage & Peripherals - 0.1%
Seagate Data Storage Technology Pte Ltd 5.75% 12/1/2034 (b)		5,000	4,856
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (b)		5,000	5,060
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (b)		7,000	7,435
Western Digital Corp 4.75% 2/15/2026		6,000	5,986
			23,337
TOTAL INFORMATION TECHNOLOGY			256,260

Materials - 2.1%
Chemicals - 1.4%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (b)(e)		15,687	13,922
Celanese US Holdings LLC 6.5% 4/15/2030		85,000	85,775
Celanese US Holdings LLC 6.75% 4/15/2033 (n)		93,000	93,671
Chemours Co/The 5.75% 11/15/2028 (b)		40,000	38,517
GPD Cos Inc 12.5% 12/31/2029 (b)		5,176	4,334
Inversion Escrow Issuer LLC 6.75% 8/1/2032 (b)		20,000	19,805
Mativ Holdings Inc 8% 10/1/2029 (b)(n)		7,000	6,928
Methanex US Operations Inc 6.25% 3/15/2032 (b)(n)		5,000	5,045
Olin Corp 5% 2/1/2030 (n)		47,000	45,620
Olin Corp 6.625% 4/1/2033 (b)		12,000	11,984
Olympus Water US Holding Corp 6.25% 10/1/2029 (b)		5,000	4,877
SCIL IV LLC / SCIL USA Holdings LLC 5.375% 11/1/2026 (b)		4,000	3,973
Tronox Inc 4.625% 3/15/2029 (b)(n)		20,000	14,765
WR Grace Holdings LLC 5.625% 8/15/2029 (b)		15,000	14,034
WR Grace Holdings LLC 6.625% 8/15/2032 (b)		10,000	9,972
WR Grace Holdings LLC 7.375% 3/1/2031 (b)		1,000	1,018
			374,240
Construction Materials - 0.2%
Quikrete Holdings Inc 6.375% 3/1/2032 (b)		29,000	29,909
Quikrete Holdings Inc 6.75% 3/1/2033 (b)		11,000	11,402
Smyrna Ready Mix Concrete LLC 6% 11/1/2028 (b)		9,000	9,020
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (b)		5,000	5,334
			55,665
Containers & Packaging - 0.2%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (b)		13,000	11,929
Ball Corp 5.5% 9/15/2033		5,000	5,060
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (b)		12,000	12,330
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (b)		4,000	4,122
Crown Americas LLC / Crown Americas Capital Corp 5.875% 6/1/2033 (b)		10,000	10,115
Graphic Packaging International LLC 6.375% 7/15/2032 (b)		5,000	5,080
Sealed Air Corp 6.5% 7/15/2032 (b)(n)		7,000	7,241
Sealed Air Corp/Sealed Air Corp US 7.25% 2/15/2031 (b)		5,000	5,264
			61,141
Metals & Mining - 0.3%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (b)		11,000	11,602
Century Aluminum Co 6.875% 8/1/2032 (b)		6,000	6,132
Cleveland-Cliffs Inc 7% 3/15/2032 (b)		12,000	11,930
Cleveland-Cliffs Inc 7.375% 5/1/2033 (b)		5,000	4,981
Cleveland-Cliffs Inc 7.5% 9/15/2031 (b)		12,000	12,165
Kaiser Aluminum Corp 4.5% 6/1/2031 (b)		5,000	4,691
Novelis Corp 3.875% 8/15/2031 (b)		3,000	2,720
Novelis Corp 6.375% 8/15/2033 (b)		3,000	3,031
Novelis Corp 6.875% 1/30/2030 (b)(n)		9,000	9,339
Vibrantz Technologies Inc 9% 2/15/2030 (b)		6,000	3,180
			69,771
TOTAL MATERIALS			560,817

Real Estate - 1.1%
Diversified REITs - 0.5%
Piedmont Operating Partnership LP 6.875% 7/15/2029		45,000	47,615
Piedmont Operating Partnership LP 9.25% 7/20/2028		15,000	16,672
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (b)		46,000	42,280
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (b)		9,000	9,471
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (b)		1,000	952
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (b)		8,000	7,866
			124,856
Health Care REITs - 0.2%
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		14,000	9,857
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		5,000	3,941
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		25,000	23,697
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (b)		5,000	5,242
Omega Healthcare Investors Inc 3.25% 4/15/2033		9,000	7,832
			50,569
Hotel & Resort REITs - 0.0%
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (b)		5,000	5,164
Office REITs - 0.3%
Highwoods Realty LP 7.65% 2/1/2034		31,000	35,078
Kilroy Realty LP 5.875% 10/15/2035		37,000	36,826
			71,904
Real Estate Management & Development - 0.1%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (b)		14,000	13,783
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.25% 4/15/2030 (b)		2,000	1,752
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (b)		6,000	6,374
Brandywine Operating Partnership LP 8.875% 4/12/2029		7,000	7,610
Forestar Group Inc 6.5% 3/15/2033 (b)		12,000	12,218
Kennedy-Wilson Inc 4.75% 2/1/2030 (n)		5,000	4,687
			46,424
Specialized REITs - 0.0%
Millrose Properties Inc 6.375% 8/1/2030 (b)		5,000	5,045
TOTAL REAL ESTATE			303,962

Utilities - 1.9%
Electric Utilities - 1.9%
DPL Inc 4.35% 4/15/2029		340,000	336,508
Edison International 6.25% 3/15/2030		3,000	3,121
Edison International 7.875% 6/15/2054 (e)(n)		6,000	5,931
Edison International 8.125% 6/15/2053 (e)(n)		7,000	7,003
NRG Energy Inc 5.25% 6/15/2029 (b)		7,000	6,979
NRG Energy Inc 5.75% 7/15/2029 (b)		31,000	30,989
NRG Energy Inc 6% 2/1/2033 (b)		5,000	5,067
NRG Energy Inc 6.25% 11/1/2034 (b)		5,000	5,126
PacifiCorp 7.375% 9/15/2055 (e)		8,000	8,301
PG&E Corp 5% 7/1/2028		7,000	6,920
PG&E Corp 5.25% 7/1/2030		17,000	16,568
PG&E Corp 7.375% 3/15/2055 (e)		19,000	18,855
Vistra Operations Co LLC 5% 7/31/2027 (b)		17,000	16,954
Vistra Operations Co LLC 6.875% 4/15/2032 (b)		5,000	5,248
Vistra Operations Co LLC 7.75% 10/15/2031 (b)		5,000	5,312
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (b)(n)		6,000	6,128
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (b)		6,000	6,274
XPLR Infrastructure Operating Partners LP 8.625% 3/15/2033 (b)		4,000	4,219
			495,503
Independent Power and Renewable Electricity Producers - 0.0%
AES Corp/The 6.95% 7/15/2055 (e)		5,000	4,837
Alpha Generation LLC 6.75% 10/15/2032 (b)		2,000	2,062
Calpine Corp 4.625% 2/1/2029 (b)		2,000	1,976
Calpine Corp 5.125% 3/15/2028 (b)		3,000	2,998
			11,873
TOTAL UTILITIES			507,376

TOTAL UNITED STATES			6,661,897
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $10,303,881)			10,792,048

Non-Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Information Technology - 0.1%
Software - 0.1%
Strategy Inc 10%	200	15,850
Strategy Inc 9%	40	3,910

TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $20,600)		19,760

Preferred Securities - 2.8%
		Principal Amount (a)	Value ($)
CANADA - 2.0%
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Enbridge Inc 5.75% 7/15/2080 (e)		240,000	241,499
Financials - 1.1%
Banks - 1.1%
Bank of Nova Scotia/The CME Term SOFR 3 month Index + 2.9096%, 7.2299% (d)(e)(o)		300,000	301,760
TOTAL CANADA			543,259
GERMANY - 0.4%
Consumer Discretionary - 0.4%
Automobiles - 0.4%
Volkswagen International Finance NV 3.875% (e)(l)(o)	EUR	100,000	115,167
UNITED STATES - 0.4%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP 6.625% (e)(o)		19,000	18,936
Energy Transfer LP Series G, 7.125% (e)(o)		5,000	5,236
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.583% (d)(e)(o)		14,000	14,061
			38,233
Financials - 0.2%
Banks - 0.0%
BW Real Estate Inc 9.5% (b)(e)(o)		10,000	10,303
Consumer Finance - 0.2%
Ally Financial Inc 4.7% (e)(o)		3,000	2,742
Ally Financial Inc 4.7% (e)(o)		34,000	33,158
			35,900
Insurance - 0.0%
Alliant Holdings LP 10.5% (e)(f)(o)		2,056	2,118
TOTAL FINANCIALS			48,321

Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Air Lease Corp 4.125% (e)(o)		18,000	17,752
Aircastle Ltd 5.25% (b)(e)(o)		7,000	7,123
			24,875
Utilities - 0.0%
Electric Utilities - 0.0%
Edison International 5% (e)(o)		2,000	1,834
TOTAL UNITED STATES			113,263
TOTAL PREFERRED SECURITIES (Cost $726,251)			771,689

U.S. Treasury Obligations - 44.1%
	Yield (%) (p)	Principal Amount (a)	Value ($)
US Treasury Bonds 3.625% 2/15/2053	3.80 to 3.81	1,574,000	1,259,876
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	808,000	693,428
US Treasury Bonds 4.125% 8/15/2053	4.36 to 4.80	370,000	324,054
US Treasury Bonds 4.25% 8/15/2054	4.79 to 4.98	690,400	617,692
US Treasury Bonds 4.375% 2/15/2038	3.61	70,000	69,820
US Treasury Bonds 4.75% 5/15/2055	4.83 to 4.91	421,000	409,554
US Treasury Notes 3.875% 8/15/2033	4.58 to 4.77	457,000	452,216
US Treasury Notes 4% 2/15/2034	4.09 to 4.44	50,000	49,707
US Treasury Notes 4% 4/30/2032	4.11	80,000	80,463
US Treasury Notes 4.125% 7/31/2031	3.90	50,000	50,820
US Treasury Notes 4.375% 5/15/2034	3.83 to 4.32	7,338,000	7,481,320
US Treasury Notes 4.5% 12/31/2031 (q)	4.70	400,000	414,156
US Treasury Notes 4.625% 4/30/2029	4.72	30,000	31,024
US Treasury Notes 4.75% 2/15/2045	4.54	30,000	29,554
TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,281,749)			11,963,684

Money Market Funds - 2.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (r)	4.36	334,367	334,434
Fidelity Securities Lending Cash Central Fund (r)(s)	4.36	271,608	271,635
TOTAL MONEY MARKET FUNDS (Cost $606,069)			606,069

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $26,964,593)	27,225,583
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(49,765)
NET ASSETS - 100.0%	27,175,818

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2Y US Treasury Notes Contracts (United States)	1	12/31/2025	208,586	389	389
CBOT 5Y US Treasury Notes Contracts (United States)	3	12/31/2025	328,500	1,594	1,594
CBOT US Treasury Long Bond Contracts (United States)	1	12/19/2025	114,313	885	885

TOTAL PURCHASED					2,868

Sold

Interest Rate Contracts
ICE United Kingdom of Great Britain and Northern Ireland Contracts (United Kingdom)	1	12/29/2025	122,347	(230)	(230)

TOTAL FUTURES CONTRACTS					2,638
The notional amount of futures purchased as a percentage of Net Assets is 2.4%
The notional amount of futures sold as a percentage of Net Assets is 0.5%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	4,000	USD	4,691	State Street Bank & Trust Co	10/3/2025	(3)
GBP	6,000	USD	7,944	Goldman Sachs Bank USA	10/3/2025	168
USD	7,235	AUD	11,000	Citibank NA	10/3/2025	33
USD	93,190	CAD	126,000	JPMorgan Chase Bank NA	10/3/2025	1,311
USD	9,278	EUR	8,000	BNP Paribas SA	10/3/2025	(99)
USD	1,696,641	EUR	1,434,000	BNP Paribas SA	10/3/2025	15,770
USD	4,683	EUR	4,000	Goldman Sachs Bank USA	10/3/2025	(6)
USD	711,282	GBP	521,000	BNP Paribas SA	10/3/2025	6,897
USD	5,428	GBP	4,000	Citibank NA	10/3/2025	20

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						24,091
Unrealized Appreciation						24,199
Unrealized Depreciation						(108)

Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
JPY	-	Japanese Yen
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,165,175 or 22.7% of net assets.

(c)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Level 3 security
(g)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $3,253 and $3,080, respectively.

(h)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(i)	Non-income producing - Security is in default.
(j)	Non-income producing.
(k)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(l)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $2,211,612 or 8.1% of net assets.

(m)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(n)	Security or a portion of the security is on loan at period end.
(o)	Security is perpetual in nature with no stated maturity date.
(p)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(q)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $20,708.
(r)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(s)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,217,768	6,358,549	7,241,883	42,139	-	-	334,434	334,367	0.0%
Fidelity Securities Lending Cash Central Fund	45,202	1,639,468	1,413,035	670	-	-	271,635	271,608	0.0%
Total	1,262,970	7,998,017	8,654,918	42,809	-	-	606,069

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	473,184	-	473,184	-

Bank Loan Obligations
Communication Services	45,538	-	45,538	-
Consumer Discretionary	147,503	-	147,503	-
Consumer Staples	26,192	-	26,192	-
Energy	19,477	-	19,477	-
Financials	28,692	-	28,692	-
Health Care	42,557	-	42,557	-
Industrials	46,956	-	46,956	-
Information Technology	65,394	-	60,469	4,925
Materials	72,121	-	72,121	-
Utilities	20,346	-	20,346	-

Commercial Mortgage Securities	563,040	-	563,040	-

Common Stocks
Energy	669	669	-	-
Health Care	5,420	-	-	5,420

Convertible Corporate Bonds
Communication Services	56,552	-	56,552	-
Energy	5,255	-	5,255	-
Financials	18,400	-	18,400	-
Information Technology	45,278	-	45,278	-
Utilities	7,110	-	7,110	-

Convertible Preferred Stocks
Financials	13,795	-	3,588	10,207
Materials	3,359	-	3,359	-

Foreign Government and Government Agency Obligations	1,167,612	-	1,167,612	-

Municipal Securities
General Obligations	197,883	-	197,883	-

Non-Convertible Corporate Bonds
Communication Services	1,276,046	-	1,276,046	-
Consumer Discretionary	794,753	-	794,753	-
Consumer Staples	306,968	-	306,968	-
Energy	1,489,425	-	1,489,425	-
Financials	1,897,053	-	1,897,053	-
Health Care	1,201,293	-	1,201,293	-
Industrials	1,129,617	-	1,129,617	-
Information Technology	319,376	-	317,692	1,684
Materials	729,765	-	729,765	-
Real Estate	640,848	-	640,848	-
Utilities	1,006,904	-	1,006,904	-

Non-Convertible Preferred Stocks
Information Technology	19,760	19,760	-	-

Preferred Securities
Consumer Discretionary	115,167	-	115,167	-
Energy	279,732	-	279,732	-
Financials	350,081	-	347,963	2,118
Industrials	24,875	-	24,875	-
Utilities	1,834	-	1,834	-

U.S. Treasury Obligations	11,963,684	-	11,963,684	-

Money Market Funds	606,069	606,069	-	-
Total Investments in Securities:	27,225,583	626,498	26,574,731	24,354
Derivative Instruments:

Assets
Futures Contracts	2,868	2,868	-	-
Forward Foreign Currency Contracts	24,199	-	24,199	-
Total Assets	27,067	2,868	24,199	-

Liabilities
Futures Contracts	(230)	(230)	-	-
Forward Foreign Currency Contracts	(108)	-	(108)	-
Total Liabilities	(338)	(230)	(108)	-
Total Derivative Instruments:	26,729	2,638	24,091	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	24,199	(108)
Total Foreign Exchange Risk	24,199	(108)
Interest Rate Risk
Futures Contracts (b)	2,868	(230)
Total Interest Rate Risk	2,868	(230)
Total Value of Derivatives	27,067	(338)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Tactical Bond ETF
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2025
Assets
Investment in securities, at value (including securities loaned of $262,010) - See accompanying schedule:
Unaffiliated issuers (cost $26,358,524)	$26,619,514
Fidelity Central Funds (cost $606,069)	606,069

Total Investment in Securities (cost $26,964,593)		$27,225,583
Cash		51,078
Foreign currency held at value (cost $18,120)		18,119
Receivable for investments sold		356,264
Unrealized appreciation on forward foreign currency contracts		24,199
Dividends receivable		932
Interest receivable		316,231
Distributions receivable from Fidelity Central Funds		1,260
Total assets		27,993,666
Liabilities
Payable for investments purchased	$418,119
Unrealized depreciation on forward foreign currency contracts	108
Distributions payable	114,950
Accrued management fee	12,439
Payable for daily variation margin on futures contracts	81
Other payables and accrued expenses	516
Collateral on securities loaned	271,635
Total liabilities		817,848
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$27,175,818
Net Assets consist of:
Paid in capital		$27,474,885
Total accumulated earnings (loss)		(299,067)
Net Assets		$27,175,818
Net Asset Value, offering price and redemption price per share ($27,175,818 ÷ 550,000 shares)		$49.41
Statement of Operations
Year ended August 31, 2025
Investment Income
Dividends		$55,795
Interest		1,453,753
Income from Fidelity Central Funds (including $670 from security lending)		42,809
Total income		1,552,357
Expenses
Management fee	$158,434
Independent trustees' fees and expenses	71
Total expenses before reductions	158,505
Expense reductions	(1,924)
Total expenses after reductions		156,581
Net Investment income (loss)		1,395,776
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(262,091)
Redemptions in-kind	(153,719)
Forward foreign currency contracts	(188,990)
Foreign currency transactions	4,585
Futures contracts	(2,864)
Swaps	5,681
Total net realized gain (loss)		(597,398)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	216,470
Forward foreign currency contracts	32,812
Assets and liabilities in foreign currencies	442
Futures contracts	6,349
Total change in net unrealized appreciation (depreciation)		256,073
Net gain (loss)		(341,325)
Net increase (decrease) in net assets resulting from operations		$1,054,451
Statement of Changes in Net Assets

	Year ended August 31, 2025	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,395,776	$761,480
Net realized gain (loss)	(597,398)	(44,065)
Change in net unrealized appreciation (depreciation)	256,073	493,031
Net increase (decrease) in net assets resulting from operations	1,054,451	1,210,446
Distributions to shareholders	(1,381,050)	(771,900)

Share transactions
Proceeds from sales of shares	7,461,848	9,947,616
Cost of shares redeemed	(4,814,417)	-

Net increase (decrease) in net assets resulting from share transactions	2,647,431	9,947,616
Total increase (decrease) in net assets	2,320,832	10,386,162

Net Assets
Beginning of period	24,854,986	14,468,824
End of period	$27,175,818	$24,854,986

Other Information
Shares
Sold	150,000	200,000
Redeemed	(100,000)	-
Net increase (decrease)	50,000	200,000

Financial Highlights
Fidelity® Tactical Bond ETF

Years ended August 31,	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$49.71	$48.23	$50.00
Income from Investment Operations
Net investment income (loss) B,C	2.372	2.439	1.373
Net realized and unrealized gain (loss)	(.335)	1.506	(1.782)
Total from investment operations	2.037	3.945	(.409)
Distributions from net investment income	(2.337)	(2.465)	(1.361)
Total distributions	(2.337)	(2.465)	(1.361)
Net asset value, end of period	$49.41	$49.71	$48.23
Total Return D,E,F	4.25%	8.46%	(.82)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.55%	.55%	.55% I
Expenses net of fee waivers, if any	.55%	.55%	.55% I
Expenses net of all reductions, if any	.54%	.54%	.54% I
Net investment income (loss)	4.85%	5.06%	4.64% I
Supplemental Data
Net assets, end of period (000 omitted)	$27,176	$24,855	$14,469
Portfolio turnover rate J	53 % K	37% K	46% I

AFor the period January 24, 2023 (commencement of operations) through August 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FBased on net asset value.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Total Bond ETF
Schedule of Investments August 31, 2025
Showing Percentage of Net Assets
Asset-Backed Securities - 8.5%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.6%
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.682% 7/20/2037 (b)(c)(d)	6,062,787	6,084,910
Aimco Clo 19 Ltd / Aimco Clo 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6755% 10/20/2037 (b)(c)(d)	2,684,000	2,693,356
Aimco Clo 22 Ltd / Aimco Clo 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 5.8255% 4/19/2037 (b)(c)(d)	9,116,000	9,145,855
Bain Cap Cr Clo Ltd / Bain Cap Cr Clo LLC Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.5543% 7/18/2038 (b)(c)(d)	12,891,000	12,936,621
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6755% 10/20/2037 (b)(c)(d)	7,309,000	7,327,273
Cedar Funding Series 2024-18A Class A, CME Term SOFR 3 month Index + 1.55%, 5.869% 4/23/2037 (b)(c)(d)	12,500,000	12,546,963
Dryden 108 Clo Ltd / Dryden 108 Clo LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.689% 7/18/2037 (b)(c)(d)	14,695,000	14,750,797
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.6476% 1/15/2038 (b)(c)(d)	10,452,000	10,490,422
Goldentree Ln Mgmt US Clo 21 Ltd Series 2024-21A Class E, CME Term SOFR 3 month Index + 5.7%, 10.0255% 7/20/2037 (b)(c)(d)	250,000	251,763
Golub Cap Partners Clo 76 B Ltd Series 2024-76A Class E, CME Term SOFR 3 month Index + 5.75%, 10.0685% 10/25/2037 (b)(c)(d)	175,000	176,524
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.6655% 10/20/2037 (b)(c)(d)	8,464,000	8,487,742
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.8355% 7/20/2037 (b)(c)(d)	4,765,000	4,782,516
Peebles Park CLO Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.5%, 5.8255% 4/21/2037 (b)(c)(d)	36,000,000	36,118,584
TOTAL BAILIWICK OF JERSEY		125,793,326
BERMUDA - 0.1%
RRAM Series 2024-24A Class A1A2, CME Term SOFR 3 month Index + 1.31%, 5.6276% 1/15/2037 (b)(c)(d)	13,500,000	13,540,338
RRAM Series 2024-24A Class A1B2, CME Term SOFR 3 month Index + 1.55%, 5.8676% 1/15/2037 (b)(c)(d)	5,809,000	5,815,715
TOTAL BERMUDA		19,356,053
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (c)	633,551	641,969
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (c)	1,589,646	1,609,280
Securitized Term Auto Receivables Trust Series 2025-A Class B, 5.038% 7/25/2031 (c)	3,099,799	3,124,033
TOTAL CANADA		5,375,282
GRAND CAYMAN (UK OVERSEAS TER) - 4.0%
Aimco CDO Series 2024-10A Class ARR, CME Term SOFR 3 month Index + 1.41%, 5.742% 7/22/2037 (b)(c)(d)	3,380,000	3,391,272
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.6624% 7/17/2037 (b)(c)(d)	6,610,000	6,635,885
Aimco Clo 14 Ltd / Aimco Clo 14 LLC Series 2021-14A Class A, CME Term SOFR 3 month Index + 1.2516%, 5.5771% 4/20/2034 (b)(c)(d)	2,407,000	2,407,660
AIMCO CLO Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 5.8178% 4/16/2037 (b)(c)(d)	5,649,000	5,667,320
Allegro Clo Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.34%, 5.6577% 7/20/2038 (b)(c)(d)	5,730,000	5,749,786
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.7655% 7/21/2037 (b)(c)(d)	9,588,000	9,615,479
Ammc Clo 24 Ltd Series 2024-24A Class ER, CME Term SOFR 3 month Index + 6.5%, 10.8255% 1/20/2035 (b)(c)(d)	300,000	299,973
Apidos CLO LIII Series 2025-53A Class E, CME Term SOFR 3 month Index + 6.43%, 10.7585% 7/20/2038 (b)(c)(d)	323,000	332,441
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 5.6215% 7/15/2038 (b)(c)(d)	15,421,000	15,492,600
Ares Lix Clo Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 5.6101% 4/25/2034 (b)(c)(d)	1,292,000	1,293,368
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 10.582% 10/22/2037 (b)(c)(d)	100,000	100,785
Ares Lv Clo Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.6876% 10/15/2037 (b)(c)(d)	991,000	994,418
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 5.5576% 4/15/2038 (b)(c)(d)	11,486,000	11,540,639
Ares LXXVI CLO Ltd Series 2025-76A Class A1, CME Term SOFR 3 month Index + 1.4%, 5.7262% 5/27/2038 (b)(c)(d)	24,607,000	24,722,112
Ares XLI Clo Ltd Series 2021-41A Class AR2, CME Term SOFR 3 month Index + 1.3316%, 5.6492% 4/15/2034 (b)(c)(d)	5,656,000	5,661,560
Ares XXXIV CLO Ltd Series 2025-2A Class A1R4, CME Term SOFR 3 month Index + 1.29%, 1.29% 7/17/2038 (b)(c)(d)	17,543,000	17,543,000
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 5.5776% 1/15/2038 (b)(c)(d)	987,000	988,663
Balboa Bay Loan Funding 2025-1 Ltd Series 2025-1A Class D2, CME Term SOFR 3 month Index + 4.15%, 8.209% 7/20/2038 (b)(c)(d)	300,000	298,510
Barings Clo Ltd Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.75%, 6.0755% 1/20/2037 (b)(c)(d)	5,942,000	5,960,937
Barings Clo Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.6955% 10/20/2037 (b)(c)(d)	3,378,000	3,393,917
Barings Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.2816%, 5.6001% 4/25/2034 (b)(c)(d)	1,547,000	1,549,587
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 7.3176% 3/30/2038 (b)(c)(d)	125,000	124,117
Bbam US Clo IV Ltd Series 2024-4A Class D, CME Term SOFR 3 month Index + 6.25%, 10.5676% 7/15/2039 (b)(c)(d)	250,000	252,779
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5413% 7/24/2035 (b)(c)(d)	11,126,000	11,105,139
Beechwood Park Clo Ltd Series 2022-1A Class A1R, CME Term SOFR 3 month Index + 1.3%, 5.6224% 1/17/2035 (b)(c)(d)	21,534,000	21,585,272
Benefit Street Partners CLO Ltd Series 2025-43A Class A, CME Term SOFR 3 month Index + 1.27%, 0% 10/20/2038 (b)(c)(d)(e)	12,274,000	12,274,000
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.7092% 1/15/2035 (b)(c)(d)	1,224,000	1,226,246
Birch Grove Clo 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 7.0928% 4/22/2038 (b)(c)(d)	300,000	301,095
Birch Grove Clo 4 Ltd Series 2024-4A Class ER, CME Term SOFR 3 month Index + 6.5%, 10.8176% 7/15/2037 (b)(c)(d)	250,000	250,654
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 11.0755% 10/20/2037 (b)(c)(d)	100,000	100,764
Brant Point Clo Ltd Series 2025-8A Class D1, CME Term SOFR 3 month Index + 2.85%, 2.85% 3/31/2038 (b)(c)(d)(e)	250,000	250,000
Carlyle US Clo 2025-2 Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 6.75%, 11.046% 7/25/2038 (b)(c)(d)	250,000	258,624
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.6355% 1/20/2038 (b)(c)(d)	8,057,000	8,078,456
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.7285% 7/25/2037 (b)(c)(d)	7,985,000	8,010,800
Carlyle US CLO Ltd Series 2024-2A Class E, CME Term SOFR 3 month Index + 6.85%, 11.1685% 4/25/2037 (b)(c)(d)	250,000	253,908
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 10.0685% 10/25/2037 (b)(c)(d)	150,000	151,567
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 5.5185% 1/25/2038 (b)(c)(d)	12,780,000	12,790,224
Cedar Fdg Xvii Clo Ltd Series 2025-17A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6755% 7/20/2038 (b)(c)(d)	2,472,000	2,481,015
Cedar Funding Ltd Series 2022-15A Class A, CME Term SOFR 3 month Index + 1.32%, 5.6455% 4/20/2035 (b)(c)(d)	1,985,000	1,984,980
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.6855% 10/20/2037 (b)(c)(d)	23,985,000	24,058,778
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 month Index + 1.3116%, 5.6371% 4/20/2034 (b)(c)(d)	19,638,000	19,647,112
Cifc Fdg 2025-Iii Ltd Series 2025-3A Class E, CME Term SOFR 3 month Index + 7.25%, 11.579% 7/21/2038 (b)(c)(d)	250,000	260,661
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 8.0724% 1/17/2038 (b)(c)(d)	200,000	201,381
CIFC Funding Ltd Series 2025-5A Class A1R2, CME Term SOFR 3 month Index + 1.27%, 0% 10/15/2038 (b)(c)(d)	11,642,000	11,642,000
Clover Clo Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 5.2695% 4/18/2035 (b)(c)(d)	12,630,000	12,629,406
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 9.8676% 10/15/2036 (b)(c)(d)	273,000	275,277
Diameter Cap Clo 7 Ltd / Diameter Cap Clo 7 LLC Series 2024-7A Class D, CME Term SOFR 3 month Index + 6.1%, 10.4255% 7/20/2037 (b)(c)(d)	250,000	252,521
Dryden CLO Ltd Series 2022-98A Class A, CME Term SOFR 3 month Index + 1.3%, 5.6255% 4/20/2035 (b)(c)(d)	3,389,000	3,389,502
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 5.859% 4/18/2037 (b)(c)(d)	6,020,000	6,038,048
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.6976% 7/15/2037 (b)(c)(d)	9,283,000	9,318,507
Dryden Senior Loan Fund Series 2021-90A Class A1A, CME Term SOFR 3 month Index + 1.3916%, 5.5952% 2/20/2035 (b)(c)(d)	2,292,000	2,293,398
Dryden Senior Loan Fund Series 2024-78A Class A1R, CME Term SOFR 3 month Index + 1.53%, 5.8524% 4/17/2037 (b)(c)(d)	6,856,000	6,876,500
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.7076% 10/15/2037 (b)(c)(d)	6,591,000	6,608,427
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.6976% 10/15/2037 (b)(c)(d)	3,502,000	3,510,730
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 5.4434% 4/15/2038 (b)(c)(d)	11,493,000	11,485,943
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.38%, 5.5835% 5/20/2036 (b)(c)(d)	9,380,000	9,395,946
Flatiron Clo 28 Ltd / Flatiron Clo LLC Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.6376% 7/15/2036 (b)(c)(d)	13,000,000	13,000,000
Flatiron Clo 28 Ltd / Flatiron Clo LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.08%, 5.3326% 7/15/2036 (b)(c)(d)	13,000,000	13,000,000
Flatiron Clo 32 Ltd Series 2025-32A Class A1, CME Term SOFR 3 month Index + 1.29%, 5.6063% 10/22/2038 (b)(c)(d)	11,320,000	11,374,087
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.6855% 10/19/2037 (b)(c)(d)	6,387,000	6,404,839
Flatiron Rr Clo 27 Ltd Series 2024-3A Class A2, CME Term SOFR 3 month Index + 1.5%, 5.829% 10/18/2037 (b)(c)(d)	3,490,000	3,500,620
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 9.5334% 4/15/2038 (b)(c)(d)	400,000	403,852
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (c)	4,457,187	4,334,436
Invesco Clo Ltd Series 2021-3A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.7236% 10/22/2034 (b)(c)(d)	1,056,000	1,056,755
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 5.8676% 4/15/2037 (b)(c)(d)	4,719,000	4,732,402
Lakeside Pk Clo Ltd / Lakeside Pk Clo LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 5.4061% 4/15/2038 (b)(c)(d)	8,163,000	8,162,478
Madison Park Funding 2015 Series 2024-19A Class AR3, CME Term SOFR 3 month Index + 1.6%, 5.932% 1/22/2037 (b)(c)(d)	14,865,000	14,902,326
Madison Pk Fdg L Ltd / Madison Pk Fdg L LLC Series 2021-50A Class A, CME Term SOFR 3 month Index + 1.4016%, 5.7271% 4/19/2034 (b)(c)(d)	7,200,000	7,207,862
Madison Pk Fdg Lii Ltd / Madison Pk Fdg Lii LLC Series 2021-52A Class A, CME Term SOFR 3 month Index + 1.3616%, 5.6936% 1/22/2035 (b)(c)(d)	1,460,000	1,459,997
Madison Pk Fdg Lxvii Ltd / Madison Pk Fdg Lxvii LLC Series 2024-67A Class A1, CME Term SOFR 3 month Index + 1.51%, 5.8285% 4/25/2037 (b)(c)(d)	5,962,000	5,981,174
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 5.3976% 7/15/2034 (b)(c)(d)	2,347,000	2,349,197
Magnetite CLO LTD Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 5.6385% 7/25/2038 (b)(c)(d)	11,119,000	11,153,247
Magnetite CLO Ltd Series 2024-30A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6685% 10/25/2037 (b)(c)(d)	2,070,000	2,075,554
Magnetite Clo Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 5.435% 4/15/2038 (b)(c)(d)	7,916,000	7,918,375
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 5.6085% 1/25/2038 (b)(c)(d)	6,529,000	6,544,683
Magnetite XXI Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.2816%, 5.6071% 4/20/2034 (b)(c)(d)	1,238,000	1,238,680
Magnetite Xxiii Ltd Series 2021-23A Class AR, CME Term SOFR 3 month Index + 1.3916%, 5.7101% 1/25/2035 (b)(c)(d)	1,275,000	1,278,798
Magnetite Xxix Ltd / Magnetite Xxix LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6676% 7/15/2037 (b)(c)(d)	2,907,000	2,915,541
Magnetite Xxvi Ltd / Magnetite Xxvi LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 5.4685% 1/25/2038 (b)(c)(d)	26,123,000	26,134,311
Magnetite Xxviii Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 5.5576% 1/15/2038 (b)(c)(d)	13,668,000	13,680,260
Midocean Cr Clo Xix Series 2025-19A Class E, CME Term SOFR 3 month Index + 6.25%, 10.5657% 7/20/2036 (b)(c)(d)	200,000	200,504
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 5.2849% 4/15/2038 (b)(c)(d)	13,472,000	13,496,950
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.729% 7/18/2038 (b)(c)(d)	5,981,000	5,997,304
Neuberger Berman Loan Advisers Lasalle Street Lending Clo II Ltd Series 2024-2A Class E, CME Term SOFR 3 month Index + 7.5%, 11.8255% 4/20/2038 (b)(c)(d)	250,000	255,390
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6755% 7/20/2037 (b)(c)(d)	10,448,000	10,470,881
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 10.8755% 7/20/2037 (b)(c)(d)	200,000	200,939
OCP Clo Ltd Series 2025-44A Class A, CME Term SOFR 3 month Index + 1.3%, 5.5622% 10/24/2038 (b)(c)(d)	12,001,000	12,027,402
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 5.622% 1/22/2038 (b)(c)(d)	11,834,000	11,872,532
Oha Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 5.5555% 4/20/2038 (b)(c)(d)	7,599,000	7,610,399
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.6555% 10/20/2037 (b)(c)(d)	7,020,000	7,036,827
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.8255% 4/20/2037 (b)(c)(d)	6,763,000	6,782,241
OHA Credit Partners Ltd Series 2024-18A Class A2, CME Term SOFR 3 month Index + 1.65%, 5.9755% 4/20/2037 (b)(c)(d)	358,000	358,922
Oha Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 5.3435% 2/20/2038 (b)(c)(d)	27,328,000	27,319,802
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 5.649% 1/18/2038 (b)(c)(d)	3,759,000	3,768,228
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 9.9255% 10/20/2037 (b)(c)(d)	107,000	107,857
Palmer Square Clo Ltd Series 2025-2A Class A1, CME Term SOFR 3 month Index + 1.35%, 5.6727% 7/20/2038 (b)(c)(d)	20,606,000	20,688,506
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 8.4576% 2/15/2038 (b)(c)(d)	200,000	201,918
Palmer Square CLO Series 2024-2A Class E, CME Term SOFR 3 month Index + 5.7%, 10.0255% 7/20/2037 (b)(c)(d)	500,000	504,292
Palmer Square Ln Fdg 2025-2 Ltd / Palmer Square Ln Fdg 2025-2 LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 5.2277% 7/15/2033 (b)(c)(d)	11,308,000	11,310,556
Palmer Square Loan Funding 2025-2 Ltd Series 2025-2A Class D, CME Term SOFR 3 month Index + 4.5%, 8.7877% 7/15/2033 (b)(c)(d)	250,000	250,061
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.3176% 1/15/2033 (b)(c)(d)	4,887,139	4,893,003
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 9.0176% 1/15/2033 (b)(c)(d)	500,000	495,385
Palmer Square Loan Funding Ltd Series 2024-3A Class D, CME Term SOFR 3 month Index + 5.4%, 9.6343% 8/8/2032 (b)(c)(d)	250,000	247,848
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 5.0114% 2/15/2033 (b)(c)(d)	11,704,205	11,667,360
Peace Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.7171% 10/20/2034 (b)(c)(d)	1,494,000	1,494,000
Peace Park Clo Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 0% 10/20/2038 (b)(c)(d)	25,404,000	25,404,000
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (c)	335,641	324,891
RR 28 LTD / RR 28 LLC Series 2024-28RA Class A1R, CME Term SOFR 3 month Index + 1.55%, 5.8676% 4/15/2037 (b)(c)(d)	35,400,000	35,495,226
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 10.3176% 10/15/2039 (b)(c)(d)	125,000	126,759
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.6676% 10/15/2039 (b)(c)(d)	4,782,000	4,798,737
Rr 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.6576% 1/15/2037 (b)(c)(d)	4,495,000	4,500,933
Sixth Street Clo Xix Ltd Series 2025-19A Class A1R, CME Term SOFR 3 month Index + 1.28%, 5.5639% 7/17/2038 (b)(c)(d)	7,485,000	7,492,515
Sixth Street Clo Xviii Ltd Series 2025-18A Class A1R, CME Term SOFR 3 month Index + 1.25%, 0% 10/17/2038 (b)(c)(d)	11,684,000	11,684,000
Sixth Street Clo Xviii Ltd Series 2025-18A Class A2R, CME Term SOFR 3 month Index + 1.5%, 0% 10/17/2038 (b)(c)(d)	19,162,000	19,162,000
Sixth Street CLO XX Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.5829% 7/17/2038 (b)(c)(d)	9,224,000	9,255,196
Symphony Clo 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.8376% 4/15/2037 (b)(c)(d)	4,217,000	4,232,460
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.6671% 4/20/2033 (b)(c)(d)	1,298,184	1,298,628
Thunderbolt Aircraft Lease Series 2018-A Class A, 5.96% 9/15/2038 (c)(d)	1,940,884	1,936,556
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (c)	444,705	431,662
Voya CLO Ltd Series 2023-1A Class A1, CME Term SOFR 3 month Index + 1.8%, 6.1255% 1/20/2037 (b)(c)(d)	4,263,000	4,275,017
Voya Clo Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.8376% 4/15/2037 (b)(c)(d)	4,115,000	4,131,151
Voya CLO Ltd/Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 5.6355% 1/20/2038 (b)(c)(d)	3,382,000	3,388,703
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		801,010,704
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (c)	4,297,716	4,362,500
MULTI-NATIONAL - 0.1%
Aimco Clo 21 Ltd / Aimco Clo 21 LLC Series 2024-21A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.829% 4/18/2037 (b)(c)(d)	4,297,000	4,309,135
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 5.5055% 4/20/2038 (b)(c)(d)	3,000,000	3,000,405
Ares Ln Fdg V Ltd / Ares Ln Fdg V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.8185% 7/27/2037 (b)(c)(d)	6,208,000	6,228,573
Ocp Clo 2018-15 Ltd Series 2025-15A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5755% 1/20/2038 (b)(c)(d)	7,545,000	7,556,642
TOTAL MULTI-NATIONAL		21,094,755
UNITED STATES - 3.7%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (c)	4,320,076	4,477,094
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (c)	4,036,501	4,183,212
Aaset 2025-1 Ltd / Aaset 2025-1 LLC Series 2025-1A Class A, 5.943% 2/16/2050 (c)	6,471,781	6,632,612
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (c)	77,380	76,607
AASET Trust Series 2019-2 Class B, 4.458% 10/16/2039 (c)	46,443	45,287
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (c)	715,320	684,292
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (c)	1,860,327	1,751,697
AASET Trust Series 2022-1A Class A, 6% 5/16/2047 (c)	8,477,034	8,645,125
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (c)	1,400,000	1,407,145
Aligned Data Centers Issuer LLC Series 2023-1A Class A2, 6% 8/17/2048 (c)	330,000	333,306
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (c)	11,955,901	12,255,118
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (c)	97,288	95,726
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (c)	61,911	59,663
ARI Fleet Lease Trust Series 2023-A Class A3, 5.33% 2/17/2032 (c)	6,187,000	6,240,414
ARI Fleet Lease Trust Series 2024-B Class A2, 5.54% 4/15/2033 (c)	1,145,296	1,153,828
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (c)	3,330,000	3,335,739
Bankers Healthcare Group Securitization Trust Series 2025-1CON Class A, 4.82% 4/17/2036 (c)	3,458,850	3,492,258
Barings Equipment Finance LLC Series 2025-A Class A2, 4.64% 10/13/2028 (c)	16,330,771	16,391,802
BHG Series 2025-2CON Class A, 4.84% 9/17/2036 (c)	3,000,000	3,024,013
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (c)	1,631,018	1,537,285
Blackbird Capital Aircraft Lease Securitization Ltd Series 2016-1A Class A, 4.213% 12/16/2041 (c)(f)	67,715	67,737
BofA Auto Trust Series 2025-1A Class A3, 4.35% 11/20/2029 (c)	2,700,000	2,717,600
CarMax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	1,400,000	1,411,917
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	6,960,000	6,986,164
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	491,854	493,429
CarMax Select Receivables Trust Series 2024-A Class A3, 5.4% 11/15/2028	996,000	1,006,684
CarMax Select Receivables Trust Series 2025-A Class A3, 4.77% 9/17/2029	8,465,000	8,531,495
Carvana Auto Receivables Trust Series 2024-N2 Class A3, 5.71% 7/10/2028 (c)	9,595,000	9,660,477
Carvana Auto Receivables Trust Series 2025-P1 Class A2, 4.5% 6/12/2028	7,921,849	7,925,787
Castlelake Aircraft Securitization Series 2018-1 Class A, 4.125% 6/15/2043 (c)	45,479	44,269
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (c)	518,767	499,412
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (c)	186,315	163,491
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (c)	36,346	36,129
Ccg Receivables Trust. Series 2025-1 Class A2, 4.48% 10/14/2032 (c)	3,090,000	3,102,798
Ccg Receivables Trust. Series 2025-1 Class B, 4.69% 10/14/2032 (c)	1,500,000	1,511,079
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (c)	38,379	38,332
Consolidated Communications LLC / Fidium Fiber Fin Holdco LLC Series 2025-1A Class A2, 6% 5/20/2055 (c)	1,365,000	1,405,874
Consolidated Communications LLC / Fidium Fiber Fin Holdco LLC Series 2025-1A Class C, 9.408% 5/20/2055 (c)	1,000,000	1,049,001
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (c)	15,832,300	15,602,109
DB Master Finance LLC Series 2019-1A Class A23, 4.352% 5/20/2049 (c)	1,502,120	1,486,303
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/2051 (c)	22,330,963	19,746,178
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (c)	7,668,238	7,429,890
DB Master Finance LLC Series 2021-1A Class A2II, 2.493% 11/20/2051 (c)	22,674,575	21,205,238
Dell Equip Fin Trust Series 2025-1 Class A3, 4.61% 2/24/2031 (c)	2,200,000	2,221,351
Dell Equipment Finance Trust Series 2023-3 Class A3, 5.93% 4/23/2029 (c)	4,048,456	4,071,011
Dext Abs LLC Series 2025-1 Class A2, 4.59% 8/16/2027 (c)	10,995,000	11,013,620
Dext Abs LLC Series 2025-1 Class A3, 4.77% 8/15/2035 (c)	15,490,000	15,632,751
DLLAA Series 2023-1A Class A2, 5.93% 7/20/2026 (c)	192	192
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (c)	733,000	741,496
Dllad LLC Series 2025-1A Class A3, 4.42% 9/20/2030 (c)	2,800,000	2,823,615
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (c)	1,304,172	1,308,993
Domino's Pizza Master Issuer LLC Series 2017-1A Class A23, 4.118% 7/25/2047 (c)	18,278,300	18,125,588
Domino's Pizza Master Issuer LLC Series 2018-1A Class A2II, 4.328% 7/25/2048 (c)	22,853,700	22,757,776
Domino's Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/2049 (c)	8,282,880	7,963,928
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2I, 2.662% 4/25/2051 (c)	11,635,963	10,991,864
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2II, 3.151% 4/25/2051 (c)	28,839,488	26,370,211
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.8276% 7/15/2037 (b)(c)(d)	5,990,000	6,008,377
Enterprise Fleet Financing LLC Series 2022-4 Class A2, 5.76% 10/22/2029 (c)	3,339,110	3,352,086
Enterprise Fleet Financing LLC Series 2023-1 Class A2, 5.51% 1/22/2029 (c)	5,425,403	5,439,796
Enterprise Fleet Financing LLC Series 2024-3 Class A2, 5.31% 4/20/2027 (c)	7,677,999	7,718,395
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (c)	2,000,000	2,028,241
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (c)	1,980,754	1,990,585
Exeter Automobile Receivables Trust Series 2025-2A Class A3, 4.74% 1/16/2029	6,555,000	6,585,729
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	1,595,395	1,600,109
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	1,470,000	1,482,297
Exeter Select Automobile Receivables Trust Series 2025-2 Class A3, 4.43% 8/15/2030	1,270,000	1,276,831
Ford Credit Auto Owner Trust Series 2020-2 Class A, 1.06% 4/15/2033 (c)	6,300,000	6,274,236
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (c)	30,478,000	30,618,699
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (c)	15,367,496	15,704,914
GM Financial Leasing Trust Series 2023-3 Class A3, 5.38% 11/20/2026	246,558	246,866
GM Financial Revolving Receivables Trust Series 2025-1 Class B, 4.8% 12/11/2037 (c)	500,000	507,143
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (c)	8,295,000	8,407,081
GMF Floorplan Owner Revolving Trust Series 2024-4A Class B, 4.98% 11/15/2029 (c)	11,611,000	11,746,779
Green Lakes Park Clo LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 5.4985% 1/25/2038 (b)(c)(d)	10,517,000	10,511,742
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (c)	1,440,710	1,399,261
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (c)	1,500,000	1,510,784
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (c)	5,800,000	5,820,572
Jersey Mike's Funding Series 2019-1A Class A2, 4.433% 2/15/2050 (c)	15,257,650	15,188,203
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (c)	23,433,245	23,884,502
Jersey Mike's Funding Series 2025-1A Class A2, 5.61% 8/16/2055 (c)	7,135,000	7,257,809
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028	4,200,000	4,202,853
Marlette Funding Trust 2025-1 Series 2025-1A Class A, 4.75% 7/16/2035 (c)	3,623,815	3,627,478
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (c)	921,624	927,908
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (c)	2,954,976	2,977,693
MetroNet Infrastructure Issuer LLC Series 2025-2A Class C, 7.83% 8/20/2055 (c)	170,000	172,401
Onemain Financial Issuance Trust 2025-1 Series 2025-1A Class A, 4.82% 7/14/2038 (c)	11,400,000	11,564,958
OneMain Financial Issuance Trust Series 2020-2A Class A, 1.75% 9/14/2035 (c)	10,800,000	10,601,086
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (c)	10,670,000	10,682,755
Peac Solutions Receivables Series 2025-1A Class A2, 4.94% 10/20/2028 (c)	6,190,000	6,228,078
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (c)	1,116,518	1,143,608
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (c)	2,232,090	2,145,269
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (c)	1,637,978	1,603,535
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (c)	1,622,498	1,511,531
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (c)	3,280,000	3,302,270
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.7953% 7/25/2054 (b)(c)(d)	2,073,231	2,068,987
RCKT Trust Series 2025-1A Class A, 4.9% 7/25/2034 (c)	3,898,075	3,901,584
RCO VIII Mortgage LLC Series 2025-3 Class A1, 6.4345% 5/25/2030 (c)(d)	1,849,112	1,853,243
Reach Abs Trust Series 2025-2A Class A, 4.93% 8/18/2032 (c)	6,100,662	6,117,385
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2023-1A Class B, 5.75% 9/15/2048 (c)	250,000	246,390
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2024-1A Class B, 5.775% 9/15/2049 (c)	262,000	264,129
Santander Drive Auto Receivables Trust Series 2024-5 Class A3, 4.62% 11/15/2028	10,836,000	10,861,970
SAPPHIRE AVIATION FINANCE Series 2020-1A Class A, 3.228% 3/15/2040 (c)	507,703	484,953
SAPPHIRE AVIATION FINANCE Series 2020-1A Class B, 4.335% 3/15/2040 (c)	127,251	116,823
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (c)	403,000	398,408
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (c)	308,000	292,985
SBNA Auto Lease Trust Series 2024-A Class A4, 5.24% 1/22/2029 (c)	6,715,000	6,756,168
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (c)	7,574,278	7,781,052
SoFi Consumer Loan Program Trust Series 2025-1 Class A, 4.8% 2/27/2034 (c)	6,861,253	6,884,029
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (c)	15,235,868	15,676,349
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (c)	21,319,893	21,652,709
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (c)	12,165,073	12,452,179
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (c)	8,832,258	8,771,901
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (c)	13,250,868	13,241,857
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (c)	19,432,158	19,453,935
Switch Abs Issuer LLC Series 2024-2A Class C, 10.033% 6/25/2054 (c)	950,000	998,177
Tesla Auto Lease Trust Series 2023-B Class A3, 6.13% 9/21/2026 (c)	700,261	702,035
Toyota Auto Loan Extended Note Trust 2025-1a Series 2025-1A Class A, 4.65% 5/25/2038 (c)	3,000,000	3,061,549
Tricon Residential Trust Series 2023-SFR1 Class E, 7.977% 7/17/2040 (c)	350,000	361,216
Upgrade Receivables Trust Series 2024-1A Class A, 5.37% 2/18/2031 (c)	938,602	939,207
UPX HIL Issuer Trust Series 2025-1 Class B, 6.07% 1/25/2047 (c)	1,000,000	1,005,800
VB-S1 Issuer LLC Series 2024-1A Class D, 6.644% 5/15/2054 (c)	1,500,000	1,541,919
VB-S1 Issuer LLC Series 2024-1A Class F, 8.871% 5/15/2054 (c)	1,361,000	1,420,275
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A2A, 4.65% 11/22/2027	2,396,399	2,401,002
Volvo Financial Equipment LLC Series 2024-1A Class A2, 4.56% 5/17/2027 (c)	4,690,258	4,695,558
Volvo Financial Equipment LLC Series 2025-1A Class A2, 4.41% 11/15/2027 (c)	2,200,000	2,202,674
Westf 2025-A Series 2025-A Class A, 5.582% 6/15/2050 (c)	9,134,583	9,272,991
Wheels Fleet Lease Funding 1 LLC Series 2023-1A Class A, 5.8% 4/18/2038 (c)	3,873,817	3,901,304
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (c)	6,543,336	6,617,760
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (c)	5,905,540	5,951,670
Wheels Fleet Lease Funding 1 LLC Series 2025-1A Class A1, 4.57% 1/18/2040 (c)	14,100,000	14,207,497
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (c)	1,367,460	1,418,333
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	778,820	783,265
World Omni Automobile Lease Securitization Trust Series 2025-A Class A2A, 4.35% 12/15/2027	4,029,218	4,030,547
TOTAL UNITED STATES		754,008,287
TOTAL ASSET-BACKED SECURITIES (Cost $1,720,074,449)		1,731,000,907

Bank Loan Obligations - 5.2%
	Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.9843% 8/1/2029 (b)(d)(g)	530,572	421,969
CANADA - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.0%
Bombardier Recreational Products Inc Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.066% 12/13/2029 (b)(d)(g)	800,017	801,145
Bombardier Recreational Products Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.066% 1/22/2031 (b)(d)(g)	133,073	133,292
		934,437
Hotels, Restaurants & Leisure - 0.1%
1011778 BC ULC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.066% 9/20/2030 (b)(d)(g)	4,009,423	3,991,903
Four Seasons Hotels Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.066% 11/30/2029 (b)(d)(g)	2,370,750	2,380,233
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5456% 8/1/2030 (b)(d)(g)	1,986,090	1,919,059
		8,291,195
TOTAL CONSUMER DISCRETIONARY		9,225,632

Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2956% 7/8/2031 (b)(d)(g)	967,437	712,517
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Rockpoint Gas Storage Partners LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2956% 9/18/2031 (b)(d)(g)	2,467,600	2,473,251
Financials - 0.0%
Insurance - 0.0%
Jones Deslauriers Insurance Management Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0579% 3/15/2030 (b)(d)(g)	575,710	571,634
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
VetStrategy Canada Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0456% 12/12/2028 (b)(d)(g)	1,709,706	1,718,254
Industrials - 0.0%
Passenger Airlines - 0.0%
Air Canada Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.323% 3/21/2031 (b)(d)(g)	335,750	335,434
Information Technology - 0.0%
Software - 0.0%
DH Corporation/Societe DH 1LN, term loan CME Term SOFR 3 month Index + 7.25%, 11.5725% 9/13/2029 (b)(d)(g)(h)	12,057	12,057
Open Text Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.066% 1/31/2030 (b)(d)(g)	2,200,578	2,198,378
		2,210,435
Materials - 0.0%
Chemicals - 0.0%
Groupe Solmax Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.2486% 5/29/2028 (b)(d)(g)	1,625,015	1,245,574
TOTAL CANADA		18,492,731
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 5/23/2030 (b)(d)(g)(i)	1,409,000	1,401,955
Ahlstrom-Munksjo Oyj 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.5572% 2/4/2028 (b)(d)(g)	243,820	242,906

TOTAL FINLAND		1,644,861
FRANCE - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA Tranche B-13 1LN, term loan CME Term SOFR 6 month Index + 4%, 10.5% 8/14/2026 (b)(d)(g)	204,477	180,792
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.8176% 8/15/2028 (b)(d)(g)	11,985,758	10,960,976

TOTAL FRANCE		11,141,768
GERMANY - 0.0%
Industrials - 0.0%
Machinery - 0.0%
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.1971% 4/30/2030 (b)(d)(g)	1,772,318	1,778,060
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Azorra Soar Tlb Finance Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0047% 10/18/2029 (b)(d)(g)	2,164,663	2,168,732
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
Fugue Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.9489% 1/9/2032 (b)(d)(g)	789,587	790,858
INDIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
BYJU's Alpha Inc Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.5%, 0% 11/24/2026 (b)(d)(g)(j)	232,605	13,956
BYJU's Alpha Inc Tranche BRIDGE TERM LOAN 1LN, term loan CME Term SOFR 3 month Index + 8%, 12.3268% 4/9/2026 (b)(d)(g)(h)	1,374	1,346
BYJU's Alpha Inc Tranche DIP TERM 1LN, term loan CME Term SOFR 1 month Index + 8%, 6.3839% 4/9/2026 (b)(d)(g)(h)(k)	4,376	4,289
BYJU's Alpha Inc Tranche PREPETITION REIMBURSEMENT TL 1LN, term loan CME Term SOFR 3 month Index + 8%, 12.3268% 4/9/2026 (b)(d)(g)(h)	6,344	6,217

TOTAL INDIA		25,808
IRELAND - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Financing BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.2956% 6/4/2032 (b)(d)(g)	1,615,000	1,608,944
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.3176% 10/31/2027 (b)(d)(g)	105,000	90,711
Materials - 0.0%
Containers & Packaging - 0.0%
Klockner Pentaplast of America Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.75%, 9.0185% 2/12/2026 (b)(d)(g)	1,940,647	1,157,926
TOTAL LUXEMBOURG		1,248,637
NETHERLANDS - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Flora Food Management US Corp Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.31% 1/3/2028 (b)(d)(g)	1,541,371	1,498,983
Industrials - 0.1%
Building Products - 0.1%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5456% 1/17/2032 (b)(d)(g)	6,557,812	6,555,059
Materials - 0.0%
Chemicals - 0.0%
Nouryon Finance BV Tranche B-1 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.6013% 4/3/2028 (b)(d)(g)	931,993	933,158
Nouryon Finance BV Tranche B-2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.6112% 4/3/2028 (b)(d)(g)	113,283	113,460
		1,046,618
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5572% 8/30/2028 (b)(d)(g)	2,934,382	1,437,847
TOTAL NETHERLANDS		10,538,507
PUERTO RICO - 0.0%
Communication Services - 0.0%
Media - 0.0%
Coral-US Co-Borrower LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4776% 10/15/2029 (b)(d)(g)	1,000,000	996,670
Coral-US Co-Borrower LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5676% 1/31/2032 (b)(d)(g)	2,500,000	2,488,275
LCPR Loan Financing LLC 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2189% 10/16/2028 (b)(d)(g)	595,000	362,313

TOTAL PUERTO RICO		3,847,258
SPAIN - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Grifols Worldwide Operations USA Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.416% 11/15/2027 (b)(d)(g)	2,000,000	1,995,420
SWEDEN - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Anticimex Global AB Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3.15%, 7.76% 11/16/2028 (b)(d)(g)	1,129,862	1,130,743
Anticimex Global AB Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.4%, 7.76% 11/16/2028 (b)(d)(g)	2,399,841	2,402,097

TOTAL SWEDEN		3,532,840
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.816% 11/15/2030 (b)(d)(g)	1,793,906	1,696,246
UNITED KINGDOM - 0.1%
Communication Services - 0.0%
Entertainment - 0.0%
Crown Finance US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8536% 12/2/2031 (b)(d)(g)	6,433,934	6,425,892
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.9305% 7/21/2030 (b)(d)(g)	5,002,042	4,995,789
Entain PLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.016% 10/31/2029 (b)(d)(g)	2,892,177	2,888,562
Flutter Entertainment PLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0456% 11/30/2030 (b)(d)(g)	2,886,038	2,869,443
		10,753,794
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Boots Group Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 7/19/2032 (b)(d)(g)(i)	1,035,000	1,037,153
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.6989% 2/7/2028 (b)(d)(g)	5,766,511	5,788,655
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Loire Finco Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3079% 1/21/2030 (b)(d)(g)	543,638	546,355
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
HomeServe USA Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.3404% 10/21/2030 (b)(d)(g)	1,496,212	1,493,010
Construction & Engineering - 0.0%
Red SPV LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.6099% 3/15/2032 (b)(d)(g)	2,360,000	2,354,100
TOTAL INDUSTRIALS		3,847,110

TOTAL UNITED KINGDOM		28,398,959
UNITED STATES - 4.8%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.1%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 9.6472% 3/25/2026 (b)(d)(g)	1,081,798	766,995
Aventiv Technologies LLC Tranche DEC FLSO 1LN, term loan CME Term SOFR 3 month Index + 10%, 14.5853% 3/25/2026 (b)(d)(g)(h)	30,082	31,586
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 1 month Index + 10%, 14.5794% 3/25/2026 (b)(d)(g)	287,295	300,703
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 12.0572% 3/25/2026 (b)(d)(g)	28,516	28,087
Connect Holding II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.75%, 4.3135% 10/3/2031 (b)(d)(g)	263,593	192,275
Connect Holding II LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 1% 4/3/2031 (b)(d)(g)(k)	265,034	242,764
Connect Holding II LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6055% 4/3/2031 (b)(d)(g)	2,479,966	2,271,574
Frontier Communications Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8658% 7/1/2031 (b)(d)(g)	1,641,760	1,639,019
Level 3 Financing Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.566% 3/29/2032 (b)(d)(g)	2,970,000	2,981,761
Lumen Technologies Inc Tranche A 1LN, term loan CME Term SOFR 1 month Index + 6%, 10.316% 6/1/2028 (b)(d)(g)	1,811,250	1,843,399
Lumen Technologies Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7805% 4/16/2029 (b)(d)(g)	1,346,764	1,337,794
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7805% 4/15/2030 (b)(d)(g)	9,942,749	9,872,355
Zayo Group Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4305% 3/9/2027 (b)(d)(g)	1,330,000	1,283,450
		22,791,762
Entertainment - 0.0%
AP Core Holdings II LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.9305% 9/1/2027 (b)(d)(g)	588,458	566,244
AP Core Holdings II LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.9305% 9/1/2027 (b)(d)(g)	3,245,000	3,120,619
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.316% 8/30/2030 (b)(d)(g)	1,740,207	1,739,772
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6805% 8/7/2028 (b)(d)(g)	2,095,647	2,093,027
		7,519,662
Interactive Media & Services - 0.0%
TripAdvisor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.066% 7/8/2031 (b)(d)(g)	561,322	558,168
Media - 0.2%
Advantage Sales & Marketing Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.7974% 10/28/2027 (b)(d)(g)	1,827,108	1,548,474
Charter Comm Operating LLC Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5406% 12/15/2031 (b)(d)(g)	3,199,723	3,202,123
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8956% 6/18/2029 (b)(d)(g)	7,241,902	6,948,605
CSC Holdings LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8631% 1/18/2028 (b)(d)(g)	592,053	589,738
Dotdash Meredith Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8536% 6/16/2032 (b)(d)(g)	1,635,000	1,629,555
Gray Media Inc Tranche D 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4681% 12/1/2028 (b)(d)(g)	553,250	550,407
Nexstar Media Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.816% 6/28/2032 (b)(d)(g)	1,975,000	1,965,737
Sinclair Television Group Inc Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 4.1%, 8.516% 12/31/2030 (b)(d)(g)	131,223	117,904
Townsquare Media Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.1946% 2/19/2030 (b)(d)(g)	407,438	362,619
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5456% 6/24/2029 (b)(d)(g)	3,069,900	3,066,830
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6805% 1/31/2029 (b)(d)(g)	2,485,962	2,470,425
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9305% 1/31/2029 (b)(d)(g)	1,924,322	1,917,914
Virgin Media Bristol LLC Tranche Y 1LN, term loan CME Term SOFR 6 month Index + 3.25%, 7.373% 3/31/2031 (b)(d)(g)	4,230,000	4,145,400
		28,515,731
Wireless Telecommunication Services - 0.0%
Crown Subsea Communications Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8176% 1/30/2031 (b)(d)(g)	4,045,110	4,074,194
SBA Senior Finance II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.07% 1/25/2031 (b)(d)(g)	395,000	396,260
		4,470,454
TOTAL COMMUNICATION SERVICES		63,855,777

Consumer Discretionary - 1.0%
Automobile Components - 0.1%
American Trailer World Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.166% 3/3/2028 (b)(d)(g)	2,488,015	2,091,053
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.816% 5/6/2030 (b)(d)(g)	2,028,457	2,027,443
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.066% 1/28/2032 (b)(d)(g)	3,545,000	3,545,000
Lippert Components Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.816% 3/25/2032 (b)(d)(g)	827,925	831,029
Novae LLC 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.452% 12/22/2028 (b)(d)(g)	2,285,489	2,091,223
Power Stop LLC 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.1579% 1/26/2029 (b)(d)(g)	803,624	667,007
		11,252,755
Automobiles - 0.0%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9305% 6/3/2028 (b)(d)(g)	1,823,034	1,786,391
Broadline Retail - 0.1%
CNT Holdings I Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.5579% 11/8/2032 (b)(d)(g)	2,423,091	2,421,734
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.566% 1/23/2032 (b)(d)(g)	25,617,205	25,668,440
		28,090,174
Distributors - 0.0%
BCPE Empire Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.566% 12/11/2030 (b)(d)(g)	3,617,548	3,608,504
Gloves Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.316% 5/24/2032 (b)(d)(g)	2,165,000	2,129,819
Windsor Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.073% 8/1/2030 (b)(d)(g)	1,512,402	1,513,037
		7,251,360
Diversified Consumer Services - 0.1%
AI Aqua Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3512% 7/31/2028 (b)(d)(g)	5,174,732	5,174,991
KUEHG Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0406% 6/12/2030 (b)(d)(g)	1,260,710	1,261,755
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5774% 3/4/2028 (b)(d)(g)	14,279,870	12,057,637
TKC Holdings Inc 1LN, term loan 13.5% 2/15/2027 (d)(g)	1,759,167	1,759,167
		20,253,550
Hotels, Restaurants & Leisure - 0.5%
19th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6931% 2/7/2029 (b)(d)(g)	3,036,573	3,016,319
Aramark Services Inc Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.2834% 6/22/2030 (b)(d)(g)	480,964	481,364
Arcis Golf LLC 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.066% 11/24/2028 (b)(d)(g)	1,771,929	1,774,889
BCPE Flavor Debt Merger Sub LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.316% 7/2/2032 (b)(d)(g)	1,965,099	1,911,059
BCPE Flavor Debt Merger Sub LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 5%, 1% 7/2/2032 (b)(d)(g)(k)	369,901	359,729
Caesars Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.566% 2/6/2030 (b)(d)(g)	4,344,215	4,327,924
Caesars Entertainment Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.566% 2/6/2031 (b)(d)(g)	5,108,667	5,089,510
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5625% 11/1/2031 (b)(d)(g)	2,761,968	2,627,681
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5625% 6/29/2029 (b)(d)(g)	329,346	317,595
Eagle Parent Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5456% 4/2/2029 (b)(d)(g)	3,914,596	3,900,738
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.566% 1/29/2029 (b)(d)(g)	14,371,460	14,355,365
Fitness International LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.816% 2/12/2029 (b)(d)(g)	3,819,193	3,837,335
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.066% 1/28/2032 (b)(d)(g)	2,788,013	2,791,944
Golden Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.566% 5/26/2030 (b)(d)(g)	1,479,800	1,477,950
Golden State Foods LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.226% 12/4/2031 (b)(d)(g)	2,014,825	2,024,275
Herschend Entertainment Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.573% 5/27/2032 (b)(d)(g)	765,000	769,544
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.316% 1/17/2031 (b)(d)(g)	1,977,314	1,974,229
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.316% 8/2/2028 (b)(d)(g)	2,757,382	2,753,549
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0579% 10/31/2031 (b)(d)(g)	3,087,186	3,033,161
J&J Ventures Gaming LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.816% 4/26/2030 (b)(d)(g)	2,099,986	2,070,460
Life Time Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3599% 11/5/2031 (b)(d)(g)	2,032,294	2,031,440
Light & Wonder International Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.6099% 4/16/2029 (b)(d)(g)	744,813	745,043
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5572% 6/1/2028 (b)(d)(g)	1,183,832	1,146,104
Marriott Ownership Resorts Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.566% 4/1/2031 (b)(d)(g)	2,475,000	2,471,906
PCI Gaming Authority Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.316% 7/18/2031 (b)(d)(g)	176,951	176,467
Raising Cane's Restaurants LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.316% 9/18/2031 (b)(d)(g)	178,650	178,539
Sgh2 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.508% 7/19/2032 (b)(d)(g)	885,000	885,027
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.316% 3/14/2031 (b)(d)(g)	3,267,082	3,263,521
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5695% 12/30/2026 (b)(d)(g)	8,804,007	8,459,154
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.0695% 12/30/2026 (b)(d)(g)	520,898	502,667
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.816% 8/3/2028 (b)(d)(g)	3,227,766	3,227,508
Wok Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.5579% 9/3/2029 (b)(d)(g)	986,842	819,079
		82,801,075
Household Durables - 0.1%
Madison Safety & Flow LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.066% 9/26/2031 (b)(d)(g)	498,103	499,597
Somnigroup International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.61% 10/24/2031 (b)(d)(g)	2,623,540	2,626,819
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.666% 6/29/2028 (b)(d)(g)	2,683,968	2,422,281
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6805% 10/30/2027 (b)(d)(g)	4,004,109	3,990,536
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.666% 10/30/2027 (b)(d)(g)	1,179,160	1,174,372
		10,713,605
Leisure Products - 0.0%
Topgolf Callaway Brands Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.316% 3/15/2030 (b)(d)(g)	792,188	778,324
Specialty Retail - 0.1%
Academy Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2181% 11/5/2027 (b)(d)(g)	102,970	102,627
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7419% 10/16/2031 (b)(d)(g)	3,396,869	3,411,305
Johnstone Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8407% 6/9/2031 (b)(d)(g)	2,153,725	2,154,113
Kodiak BP LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0405% 12/4/2031 (b)(d)(g)	1,128,172	1,120,884
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2099% 6/6/2031 (b)(d)(g)	3,563,726	3,456,173
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.3599% 6/6/2031 (b)(d)(g)	1,859,454	1,837,605
Michaels Cos Inc/The 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8072% 4/15/2028 (b)(d)(g)	771,829	643,952
Needle Holdings LLC Tranche EXIT 1LN, term loan CME Term SOFR 3 month Index + 9.5%, 0% 4/28/2028 (b)(d)(g)(h)(j)	21,674	5,202
Restoration Hardware Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9305% 10/20/2028 (b)(d)(g)	2,617,101	2,507,916
Restoration Hardware Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.666% 10/20/2028 (b)(d)(g)	457,075	442,055
RVR Dealership Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.166% 2/8/2028 (b)(d)(g)	2,388,788	2,255,923
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0462% 9/4/2029 (b)(d)(g)	5,637,601	5,158,405
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.6805% 4/16/2028 (b)(d)(g)	2,271,584	2,250,095
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.816% 1/30/2031 (b)(d)(g)	692,983	691,341
White Cap Supply Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.566% 10/31/2029 (b)(d)(g)	3,128,057	3,128,370
		29,165,966
Textiles, Apparel & Luxury Goods - 0.0%
Crocs Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.566% 2/19/2029 (b)(d)(g)	170,000	170,532
Fanatics Commerce Intermediate Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6805% 11/24/2028 (b)(d)(g)	61,069	60,839
Varsity Brands LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.4479% 8/26/2031 (b)(d)(g)	2,902,725	2,911,811
		3,143,182
TOTAL CONSUMER DISCRETIONARY		195,236,382

Consumer Staples - 0.2%
Beverages - 0.0%
Celsius Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5406% 4/1/2032 (b)(d)(g)	1,040,000	1,047,799
Naked Juice LLC Tranche EXCH FLSO FL20 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.6456% 1/24/2029 (b)(d)(g)	972,787	692,624
Naked Juice LLC Tranche EXCH FLTO FL30 PIK 1LN, term loan CME Term SOFR 1 month Index + 6%, 10.3956% 1/24/2030 (b)(d)(g)	568,906	232,114
Naked Juice LLC Tranche NEW $$ FLFO 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.7956% 1/24/2029 (b)(d)(g)	933,112	930,780
Primo Brands Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5456% 3/31/2028 (b)(d)(g)	7,113,449	7,119,354
		10,022,671
Consumer Staples Distribution & Retail - 0.0%
BJ's Wholesale Club Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.8789% 2/5/2029 (b)(d)(g)	128,889	129,426
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 0% 8/6/2030 (b)(d)(g)(i)	2,685,000	2,619,567
Froneri US Inc Tranche B-4 1LN, term loan CME Term SOFR 6 month Index + 2%, 6.1971% 9/30/2031 (b)(d)(g)	489,798	485,703
Froneri US Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 0% 7/16/2032 (b)(d)(g)(i)	570,000	568,860
Heritage Grocers Group LLC 1LN, term loan CME Term SOFR 3 month Index + 6.75%, 11.1456% 8/1/2029 (b)(d)(g)	3,094,456	2,810,168
Primary Products Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5358% 4/1/2029 (b)(d)(g)	1,139,573	1,110,605
		7,724,329
Food Products - 0.2%
Aspire Bakeries Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8312% 12/23/2030 (b)(d)(g)	665,638	667,722
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.816% 10/25/2027 (b)(d)(g)	2,361,884	2,365,332
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 0% 8/2/2028 (b)(d)(g)(j)	972,365	70,495
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% 8/2/2028 (b)(d)(g)(j)	342,959	162,906
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% 8/2/2028 (b)(d)(g)(j)	203,658	96,738
Del Monte Foods Corp II Inc Tranche TLA DIP, term loan CME Term SOFR 3 month Index + 0.1%, 13.9612% 3/30/2026 (b)(d)(g)	1,027,241	979,300
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 0.1%, 13.964% 3/30/2026 (b)(d)(g)	1,332,644	1,039,462
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.066% 2/12/2031 (b)(d)(g)	2,171,863	2,170,386
Nourish Buyer I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8294% 7/12/2032 (b)(d)(g)	3,670,000	3,642,475
		11,194,816
Personal Care Products - 0.0%
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1805% 5/17/2028 (b)(d)(g)	2,460,686	1,611,750
Olaplex Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.7989% 2/23/2029 (b)(d)(g)	435,463	419,494
		2,031,244
TOTAL CONSUMER STAPLES		30,973,060

Energy - 0.2%
Energy Equipment & Services - 0.0%
WaterBridge Midstream Operating LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3136% 6/27/2029 (b)(d)(g)	2,714,488	2,711,094
Oil, Gas & Consumable Fuels - 0.2%
Apro LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.1071% 7/9/2031 (b)(d)(g)	2,317,488	2,313,154
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9305% 3/31/2028 (b)(d)(g)	3,756,543	3,731,487
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2956% 12/31/2030 (b)(d)(g)	4,412,322	4,406,807
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2956% 12/30/2027 (b)(d)(g)	524,196	524,196
Delek US Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.916% 11/19/2029 (b)(d)(g)	1,227,365	1,221,670
EMG Utica Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2956% 4/1/2030 (b)(d)(g)	2,024,925	2,024,925
EPIC Crude Services LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8285% 10/15/2031 (b)(d)(g)	2,089,721	2,095,593
Hamilton Projects Acquiror LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.816% 5/30/2031 (b)(d)(g)	719,700	721,499
Hilcorp Energy I LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3658% 2/11/2030 (b)(d)(g)	842,888	842,888
Mesquite Energy Inc 1LN, term loan 0% (d)(g)(h)(j)	31,000	0
Mesquite Energy Inc 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (b)(d)(g)(h)(j)	71,751	0
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.8075% 10/30/2028 (b)(d)(g)	15,137,566	7,209,266
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0286% 2/28/2030 (b)(d)(g)	1,295,789	1,292,874
Prairie Acquiror LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.066% 8/1/2029 (b)(d)(g)	1,780,074	1,789,864
Venture Global Plaquemines LNG LLC 1LN, term loan CME Term SOFR 1 month Index + 2.025%, 6.541% 5/25/2029 (b)(d)(g)	3,488,628	3,484,268
Venture Global Plaquemines LNG LLC 1LN, term loan CME Term SOFR 1 month Index + 2.025%, 6.5421% 5/25/2029 (b)(d)(g)	436,372	435,826
WaterBridge NDB Operating LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.3612% 5/10/2029 (b)(d)(g)	915,718	919,436
		33,013,753
TOTAL ENERGY		35,724,847

Financials - 0.6%
Capital Markets - 0.1%
BroadStreet Partners Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.066% 6/13/2031 (b)(d)(g)	3,028,344	3,026,285
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.316% 10/31/2031 (b)(d)(g)	4,289,971	4,299,795
CPI Holdco B LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.316% 5/17/2031 (b)(d)(g)	1,308,775	1,306,419
Focus Financial Partners LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.066% 9/15/2031 (b)(d)(g)	2,860,276	2,857,988
GTCR Everest Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0643% 9/5/2031 (b)(d)(g)	2,222,460	2,226,105
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0712% 2/3/2032 (b)(d)(g)	2,616,152	2,611,259
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.1989% 12/15/2031 (b)(d)(g)	2,506,292	2,497,119
PEX Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.9666% 11/26/2031 (b)(d)(g)	713,213	712,912
Superannuation & Investments US LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.316% 12/1/2028 (b)(d)(g)	986,221	987,247
		20,525,129
Financial Services - 0.2%
Boost Newco Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2956% 1/31/2031 (b)(d)(g)	6,328,888	6,330,470
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0406% 7/1/2032 (b)(d)(g)	1,690,000	1,674,165
Dragon Buyer Inc 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.0456% 9/30/2031 (b)(d)(g)	2,089,500	2,090,482
Fusion Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 8%, 12.3956% 6/6/2030 (b)(d)(g)	422,853	425,674
NCR Atleos Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0579% 4/16/2029 (b)(d)(g)	1,665,031	1,674,738
Neon Maple US Debt Mergersub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.066% 11/17/2031 (b)(d)(g)	3,271,800	3,271,342
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.816% 7/31/2031 (b)(d)(g)	4,549,686	4,539,267
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.316% 7/31/2031 (b)(d)(g)	1,330,000	1,326,675
Nexus Buyer LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.066% 2/16/2032 (b)(d)(g)	1,125,000	1,117,969
Orion US Finco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 5/20/2032 (b)(d)(g)	960,000	966,346
Priority Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.066% 7/30/2032 (b)(d)(g)	1,953,520	1,954,126
Recess Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0687% 2/20/2030 (b)(d)(g)	1,357,520	1,363,466
Shift4 Payments LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0483% 7/6/2032 (b)(d)(g)	325,000	327,573
Trans Union LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.066% 6/24/2031 (b)(d)(g)	1,881,049	1,880,109
Trans Union LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.066% 6/24/2031 (b)(d)(g)	757,054	756,108
UFC Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.465% 11/21/2031 (b)(d)(g)	512,425	513,629
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.9535% 2/20/2032 (b)(d)(g)	8,178,688	8,196,599
		38,408,738
Insurance - 0.3%
Acrisure LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.566% 6/21/2032 (b)(d)(g)	2,070,000	2,066,771
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.316% 11/6/2030 (b)(d)(g)	11,754,027	11,735,691
Alera Group Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.566% 5/31/2032 (b)(d)(g)	2,755,000	2,764,698
Alera Group Inc 2LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.816% 5/31/2033 (b)(d)(g)	825,000	853,875
Alliant Hldgs Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.823% 9/19/2031 (b)(d)(g)	510,000	508,755
AmWINS Group Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.566% 1/30/2032 (b)(d)(g)	2,298,450	2,296,634
Amynta Agency Borrower Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.066% 12/29/2031 (b)(d)(g)	1,436,089	1,435,199
Asurion LLC Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.416% 8/19/2028 (b)(d)(g)	1,979,682	1,971,328
Asurion LLC Tranche B11 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.666% 8/19/2028 (b)(d)(g)	3,795,793	3,790,441
Asurion LLC Tranche B12 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.566% 9/19/2030 (b)(d)(g)	9,698,625	9,569,827
Asurion LLC Tranche B13 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.566% 9/19/2030 (b)(d)(g)	2,010,000	1,985,880
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.6805% 1/31/2028 (b)(d)(g)	2,690,000	2,613,496
Asurion LLC Tranche B4 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.6805% 1/20/2029 (b)(d)(g)	6,340,000	6,006,136
Asurion LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6805% 7/31/2027 (b)(d)(g)	2,600,441	2,599,349
CRC Insurance Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0456% 5/6/2031 (b)(d)(g)	3,919,556	3,919,556
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8255% 6/20/2030 (b)(d)(g)	5,529,121	5,538,355
USI Inc/NY Tranche C 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5456% 9/29/2030 (b)(d)(g)	2,938,085	2,933,942
		62,589,933
TOTAL FINANCIALS		121,523,800

Health Care - 0.4%
Health Care Equipment & Supplies - 0.1%
Avantor Funding Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.416% 11/8/2027 (b)(d)(g)	27,798	27,895
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.566% 1/15/2031 (b)(d)(g)	2,385,000	2,385,429
Embecta Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.316% 3/30/2029 (b)(d)(g)	225,894	225,492
Insulet Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.316% 8/4/2031 (b)(d)(g)	3,586,516	3,605,202
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.316% 10/23/2028 (b)(d)(g)	7,079,173	7,078,465
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.316% 10/23/2030 (b)(d)(g)	735,000	735,000
QuidelOrtho Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 8/16/2032 (b)(d)(g)(i)	4,030,000	3,979,625
Sotera Health Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2956% 5/30/2031 (b)(d)(g)	2,059,438	2,062,012
		20,099,120
Health Care Providers & Services - 0.2%
Accelerated Health Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.6956% 2/15/2029 (b)(d)(g)	663,043	460,815
Cano Health LLC 1LN, term loan CME Term SOFR 3 month Index + 8%, 13.7956% 6/28/2029 (b)(d)(g)	228,437	185,605
Charlotte Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6071% 2/11/2028 (b)(d)(g)	2,175,864	2,173,144
DaVita Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.066% 5/9/2031 (b)(d)(g)	2,515,362	2,520,645
Gainwell Acquisition Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3956% 10/1/2027 (b)(d)(g)	670,599	658,360
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.316% 9/24/2031 (b)(d)(g)	4,008,530	3,584,307
Hanger Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.816% 10/23/2031 (b)(d)(g)	3,110,683	3,116,531
Hanger Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 4.146% 10/23/2031 (b)(d)(g)(k)	401,370	402,125
Heartland Dental LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 0% 8/25/2032 (b)(d)(g)(i)	600,000	599,502
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2956% 7/3/2028 (b)(d)(g)	186,395	186,891
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2956% 7/3/2028 (b)(d)(g)	46,441	46,564
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.566% 4/15/2031 (b)(d)(g)	1,985,981	1,990,946
ModivCare Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0456% 7/1/2031 (b)(d)(g)	539,563	236,059
National Mentor Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1622% 3/2/2028 (b)(d)(g)	954,744	941,445
National Mentor Holdings Inc Tranche C 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.1456% 3/2/2028 (b)(d)(g)	27,806	27,418
Phoenix Guarantor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.816% 2/21/2031 (b)(d)(g)	2,513,283	2,514,339
Phoenix Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.816% 11/15/2028 (b)(d)(g)	2,959,257	2,960,795
Radiology Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.7956% 6/30/2032 (b)(d)(g)	360,000	359,849
Southern Veterinary Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8187% 12/4/2031 (b)(d)(g)	3,821,550	3,818,073
Team Health Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 0% 6/23/2028 (b)(d)(g)(i)	575,000	572,367
US Anesthesia Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.7181% 10/1/2028 (b)(d)(g)	2,326,013	2,314,709
US Fertility Enterprises LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.5%, 8.7956% 10/11/2031 (b)(d)(g)	418,765	418,765
US Fertility Enterprises LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8178% 10/11/2031 (b)(d)(g)	19,083	19,083
US Radiology Specialists Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0456% 12/15/2027 (b)(d)(g)	492,462	494,003
		30,602,340
Health Care Technology - 0.0%
AthenaHealth Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.066% 2/15/2029 (b)(d)(g)	5,739,294	5,733,325
Cotiviti Inc 1LN, term loan 7.625% 5/1/2031 (g)	265,000	267,981
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1036% 5/1/2031 (b)(d)(g)	4,557,560	4,554,735
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.066% 9/28/2029 (b)(d)(g)	1,078,919	1,075,012
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.566% 11/26/2031 (b)(d)(g)	3,055,286	3,057,211
		14,688,264
Pharmaceuticals - 0.1%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.566% 10/8/2030 (b)(d)(g)	9,815,000	9,670,523
Amneal Pharmaceuticals LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.816% 8/2/2032 (b)(d)(g)	1,545,000	1,552,725
Elanco Animal Health Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.2036% 8/1/2027 (b)(d)(g)	900,670	899,544
Endo Finance Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.316% 4/23/2031 (b)(d)(g)	2,739,300	2,748,203
Jazz Financing Lux Sarl Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.566% 5/5/2028 (b)(d)(g)	2,291,778	2,296,545
Organon & Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5726% 5/19/2031 (b)(d)(g)	2,084,726	2,027,396
		19,194,936
TOTAL HEALTH CARE		84,584,660

Industrials - 0.7%
Aerospace & Defense - 0.1%
Bleriot US Bidco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8079% 10/31/2030 (b)(d)(g)	410,858	411,593
Goat Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.316% 1/27/2032 (b)(d)(g)	887,775	888,512
Kaman Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.91% 2/26/2032 (b)(d)(g)	2,768,793	2,773,998
Kaman Corp Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 1.5835% 2/26/2032 (b)(d)(g)(k)	261,207	261,698
Signia Aerospace LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0642% 12/11/2031 (b)(d)(g)	1,822,253	1,824,531
Signia Aerospace LLC Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 1% 12/11/2031 (b)(d)(g)(k)	114,482	114,625
TransDigm Group Inc Tranche M 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8533% 8/19/2032 (b)(d)(g)	2,900,000	2,900,667
TransDigm Inc Tranche I 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0456% 8/24/2028 (b)(d)(g)	688,692	690,304
TransDigm Inc Tranche K 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0456% 3/22/2030 (b)(d)(g)	3,143,942	3,151,205
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7956% 1/19/2032 (b)(d)(g)	3,900,575	3,903,032
		16,920,165
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.316% 10/31/2031 (b)(d)(g)	1,585,809	1,588,172
Dynasty Acquisition Co Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.316% 10/31/2031 (b)(d)(g)	603,191	604,090
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.166% 11/23/2028 (b)(d)(g)	1,097,586	1,055,054
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2956% 3/18/2030 (b)(d)(g)	820,000	816,195
STG DISTRIBUTION LLC Tranche EXCHANGE FLFO 1LN, term loan CME Term SOFR 1 month Index + 8.25%, 12.6994% 10/3/2029 (b)(d)(g)(h)	57,101	54,874
STG DISTRIBUTION LLC Tranche EXCHANGE FLSO 1LN, term loan CME Term SOFR 1 month Index + 7.5%, 11.9494% 10/3/2029 (b)(d)(g)(h)	121,740	45,896
		4,164,281
Building Products - 0.1%
APi Group DE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.066% 1/3/2029 (b)(d)(g)	1,061,239	1,060,072
AZZ Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.066% 5/14/2029 (b)(d)(g)	734,156	735,258
Chariot Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.666% 11/3/2028 (b)(d)(g)	3,386,367	3,385,182
Cornerstone Building Brands Inc 1LN, term loan CME Term SOFR 1 month Index + 5.625%, 9.9881% 8/1/2028 (b)(d)(g)	255,000	245,279
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.7131% 4/12/2028 (b)(d)(g)	2,635,498	2,493,841
Cornerstone Building Brands Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8631% 5/15/2031 (b)(d)(g)	470,000	415,950
Emrld Borrower LP Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 6.4489% 5/31/2030 (b)(d)(g)	315,000	314,442
Emrld Borrower LP Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.566% 8/4/2031 (b)(d)(g)	946,213	944,008
Griffon Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.2956% 1/24/2029 (b)(d)(g)	563,750	565,626
Oscar Acquisitionco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5456% 4/29/2029 (b)(d)(g)	1,151,351	1,046,774
PHRG Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4%, 8.316% 2/20/2032 (b)(d)(g)	1,430,000	1,428,656
		12,635,088
Commercial Services & Supplies - 0.4%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.566% 12/21/2028 (b)(d)(g)	7,444,110	7,426,691
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5904% 8/6/2032 (b)(d)(g)	8,150,000	8,173,146
ArchKey Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0456% 11/1/2031 (b)(d)(g)	1,310,496	1,323,601
ArchKey Holdings Inc Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 4.75% 11/1/2031 (b)(d)(g)(k)	151,590	153,106
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7956% 2/15/2031 (b)(d)(g)	3,289,145	2,772,947
Bifm CA Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.066% 5/31/2028 (b)(d)(g)	1,466,337	1,471,381
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7962% 8/1/2030 (b)(d)(g)	6,737,165	5,901,757
Brock Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6%, 10.0456% 5/2/2030 (b)(d)(g)	327,525	301,323
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.9579% 5/3/2029 (b)(d)(g)	545,757	457,072
Core & Main LP Tranche E 1LN, term loan CME Term SOFR 6 month Index + 2%, 6.315% 2/9/2031 (b)(d)(g)	241,339	241,188
Corp Service Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.316% 11/2/2029 (b)(d)(g)	3,008,697	3,003,432
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3079% 8/1/2029 (b)(d)(g)	3,098,001	3,110,331
Filtration Group Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.066% 10/21/2028 (b)(d)(g)	2,225,179	2,233,991
GFL ES US LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8238% 3/3/2032 (b)(d)(g)	2,075,000	2,071,763
Madison IAQ LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.4519% 5/6/2032 (b)(d)(g)	1,510,000	1,516,402
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.5%, 6.7019% 6/21/2028 (b)(d)(g)	2,562,886	2,565,654
Neptune Bidco US Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.1794% 10/11/2028 (b)(d)(g)	1,239,628	1,203,220
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.4294% 4/11/2029 (b)(d)(g)	7,750,044	7,517,543
OMNIA Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.8138% 7/25/2030 (b)(d)(g)	2,489,078	2,489,974
Pitney Bowes Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.066% 3/19/2032 (b)(d)(g)	763,088	763,721
Reworld Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.6099% 11/30/2028 (b)(d)(g)	1,782,761	1,785,435
Reworld Holding Corp Tranche C 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.6099% 11/30/2028 (b)(d)(g)	137,652	137,859
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4305% 12/10/2026 (b)(d)(g)	555,196	555,546
Wash Bidco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 8/7/2032 (b)(d)(g)(i)	1,015,000	1,016,908
Wellful Inc Tranche BOOTSTRAP FLSO TL 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.6805% 10/19/2030 (b)(d)(g)	401,588	357,413
Wellful Inc Tranche PRIMING TL 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.4305% 4/19/2030 (b)(d)(g)	416,602	413,478
		58,964,882
Construction & Engineering - 0.0%
Chromalloy Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5424% 3/27/2031 (b)(d)(g)	470,535	470,366
Construction Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.816% 11/3/2031 (b)(d)(g)	991,920	993,983
Pike Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4305% 1/21/2028 (b)(d)(g)	1,497,804	1,505,173
Traverse Midstream Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 6.8079% 2/16/2028 (b)(d)(g)	1,500,000	1,498,755
		4,468,277
Electrical Equipment - 0.0%
Vertiv Group Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.1012% 8/12/2032 (b)(d)(g)	1,940,311	1,938,972
Ground Transportation - 0.0%
Avis Budget Car Rental LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.816% 7/16/2032 (b)(d)(g)	1,015,000	1,007,073
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.0456% 4/10/2031 (b)(d)(g)	2,210,831	2,200,020
		3,207,093
Machinery - 0.0%
Astro Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 8/13/2032 (b)(d)(g)(i)	920,000	920,000
Beach Acquisition Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 6/28/2032 (b)(d)(g)(i)	1,460,000	1,468,512
Chart Industries Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7924% 3/15/2030 (b)(d)(g)	1,748,421	1,753,894
CPM Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8536% 9/28/2028 (b)(d)(g)	138,640	135,289
Crown Equipment Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.6036% 10/10/2031 (b)(d)(g)	587,636	589,475
JBT Marel Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.066% 1/2/2032 (b)(d)(g)	314,213	313,917
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.416% 3/25/2031 (b)(d)(g)	3,170,790	3,142,063
		8,323,150
Passenger Airlines - 0.0%
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5755% 4/20/2028 (b)(d)(g)	434,411	432,852
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5755% 5/28/2032 (b)(d)(g)	942,638	947,058
American Airlines Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.5%, 6.5068% 6/4/2029 (b)(d)(g)	2,321,550	2,311,683
SkyMiles IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0755% 10/20/2027 (b)(d)(g)	99,347	99,579
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.1958% 2/22/2031 (b)(d)(g)	720,974	721,335
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0406% 4/1/2031 (b)(d)(g)	1,110,000	1,115,206
		5,627,713
Professional Services - 0.1%
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.316% 8/12/2032 (b)(d)(g)	1,593,340	1,586,696
Amentum Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.566% 9/29/2031 (b)(d)(g)	3,259,913	3,258,478
CACI International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.1013% 10/30/2031 (b)(d)(g)	522,375	522,375
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.066% 12/29/2028 (b)(d)(g)	3,042,188	2,770,094
CHG Healthcare Services Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0462% 9/29/2028 (b)(d)(g)	760,431	761,313
Dayforce Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3079% 3/1/2031 (b)(d)(g)	361,359	361,359
EAB Global Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.316% 8/16/2030 (b)(d)(g)	1,580,368	1,552,711
Maximus Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.316% 5/30/2031 (b)(d)(g)	292,050	291,808
Sedgwick Claims Management Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.816% 7/31/2031 (b)(d)(g)	3,551,538	3,560,417
		14,665,251
Trading Companies & Distributors - 0.0%
Foundation Building Materials Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8192% 1/31/2028 (b)(d)(g)	747,277	748,286
Foundation Building Materials Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3079% 1/29/2031 (b)(d)(g)	1,847,467	1,852,547
		2,600,833
Transportation Infrastructure - 0.0%
AIT Worldwide Logistics Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2547% 4/8/2030 (b)(d)(g)	932,701	933,867
Beacon Mobility Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5047% 6/17/2030 (b)(d)(g)	778,373	781,293
Beacon Mobility Corp Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 4.9475% 6/17/2030 (b)(d)(g)(k)	106,627	107,026
Lasership Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.5456% 1/2/2029 (b)(d)(g)	244,966	244,202
Lasership Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 10.0572% 8/10/2029 (b)(d)(g)	702,104	425,651
WWEX Uni Topco Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2956% 7/26/2028 (b)(d)(g)	1,975,884	1,972,643
		4,464,682
TOTAL INDUSTRIALS		137,980,387

Information Technology - 0.9%
Communications Equipment - 0.0%
Ciena Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0904% 10/24/2030 (b)(d)(g)	78,213	78,389
CommScope LLC 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.066% 12/17/2029 (b)(d)(g)	6,127,247	6,228,714
		6,307,103
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.316% 7/2/2029 (b)(d)(g)	2,496,527	2,496,527
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1017% 7/12/2032 (b)(d)(g)	1,546,014	1,549,879
DG Investment Intermediate Holdings Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.816% 7/31/2033 (b)(d)(g)	1,470,000	1,458,975
Go Daddy Operating Co LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.066% 5/30/2031 (b)(d)(g)	967,386	967,386
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.5456% 8/18/2031 (b)(d)(g)	2,233,150	2,232,592
MX Holdings US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.566% 3/17/2032 (b)(d)(g)	785,000	785,981
TCP Sunbelt Acquisition Co Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.4479% 10/24/2031 (b)(d)(g)	2,184,025	2,192,215
		11,683,555
IT Services - 0.2%
Ahead DB Holdings LLC Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0456% 2/3/2031 (b)(d)(g)	1,914,149	1,914,551
Constant Contact Inc 2LN, term loan CME Term SOFR 3 month Index + 7.5%, 12.0792% 2/12/2029 (b)(d)(g)	152,000	133,253
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5792% 2/10/2028 (b)(d)(g)	4,516,578	4,308,500
Indy US Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.816% 10/31/2030 (b)(d)(g)	1,790,513	1,779,321
Kaseya Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 9.316% 3/20/2033 (b)(d)(g)	935,000	935,879
Kaseya Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.566% 3/20/2032 (b)(d)(g)	4,055,475	4,061,680
Mitchell International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.566% 6/17/2031 (b)(d)(g)	2,793,888	2,797,073
Peraton Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.166% 2/1/2028 (b)(d)(g)	6,229,215	5,351,083
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.816% 6/21/2031 (b)(d)(g)	2,505,000	2,511,263
X Corp 1LN, term loan 9.5% 10/26/2029 (g)	8,845,000	8,688,621
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.9579% 10/26/2029 (b)(d)(g)	5,163,551	5,043,704
		37,524,928
Semiconductors & Semiconductor Equipment - 0.0%
MKS Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.323% 8/17/2029 (b)(d)(g)	911,159	910,776
Software - 0.6%
Applied Systems Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.4458% 2/24/2031 (b)(d)(g)	3,081,591	3,076,199
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.166% 12/10/2029 (b)(d)(g)	1,645,695	1,644,050
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.316% 12/11/2028 (b)(d)(g)	5,650,950	5,645,638
Central Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5456% 7/6/2029 (b)(d)(g)	1,425,000	1,189,106
Cloud Software Group Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.4829% 8/13/2032 (b)(d)(g)	3,980,000	3,985,652
Cloud Software Group Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.4829% 3/21/2031 (b)(d)(g)	1,990,000	1,994,557
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0572% 9/29/2028 (b)(d)(g)	1,520,340	1,524,551
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 11.316% 2/19/2029 (b)(d)(g)	735,000	661,500
Disco Parent Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.4843% 7/30/2032 (b)(d)(g)	595,000	597,975
Eagle Parent Canada Inc Tranche INCR B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5456% 4/2/2029 (b)(d)(g)(h)	2,024,825	1,966,125
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.066% 10/9/2029 (b)(d)(g)	3,530,522	3,532,746
EP Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0572% 11/6/2028 (b)(d)(g)	308,995	298,841
Epicor Software Corp 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.816% 5/30/2031 (b)(d)(g)	2,312,678	2,317,534
Finastra USA Inc 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.428% 9/13/2029 (b)(d)(g)(h)	514,918	514,918
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.066% 9/12/2029 (b)(d)(g)	3,768,910	3,760,543
Genesys Cloud Services Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.816% 1/30/2032 (b)(d)(g)	2,985,000	2,985,000
KnowBe4 Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0685% 7/26/2032 (b)(d)(g)	1,230,000	1,233,075
Leia Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5696% 10/9/2031 (b)(d)(g)	2,773,050	2,778,263
Leia Finco US LLC 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.5696% 10/9/2032 (b)(d)(g)	1,875,000	1,877,925
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.566% 12/31/2031 (b)(d)(g)	4,469,221	3,854,703
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.566% 5/3/2028 (b)(d)(g)	5,129,494	4,747,655
MH Sub I LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.566% 2/23/2029 (b)(d)(g)	3,130,000	2,702,880
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8079% 7/1/2031 (b)(d)(g)	5,366,564	5,274,582
Optiv Parent Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.5638% 7/31/2026 (b)(d)(g)	2,436,649	1,924,953
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3195% 6/2/2028 (b)(d)(g)	11,498,689	10,902,828
Polaris Newco LLC Tranche PIK TERM 2LN, term loan CME Term SOFR 1 month Index + 8%, 13.2989% 6/4/2029 (b)(d)(g)	945,000	896,096
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 9.2956% 5/9/2033 (b)(d)(g)	2,555,000	2,543,835
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5456% 10/26/2030 (b)(d)(g)	1,899,648	1,904,188
Project Boost Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0685% 7/16/2031 (b)(d)(g)	2,334,307	2,330,992
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.316% 8/31/2028 (b)(d)(g)	4,164,709	4,183,491
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.2216% 5/15/2028 (b)(d)(g)	805,607	405,221
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.7216% 5/15/2028 (b)(d)(g)	187,687	189,495
RealPage Inc 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0456% 4/24/2028 (b)(d)(g)	568,575	569,552
RealPage Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.5572% 4/24/2028 (b)(d)(g)	3,807,283	3,800,811
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.166% 10/2/2028 (b)(d)(g)	2,759,344	2,750,734
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 8/6/2032 (b)(d)(g)(i)	3,100,000	3,057,375
Renaissance Holdings Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.316% 4/5/2030 (b)(d)(g)	4,678,550	4,029,401
Roper Industrial Products Investment Co 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0456% 11/22/2029 (b)(d)(g)	1,238,964	1,240,017
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.476% 8/13/2029 (b)(d)(g)	1,772,105	1,774,551
SS&C Technologies Inc Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.316% 5/9/2031 (b)(d)(g)	2,720,197	2,724,250
UKG Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 6.81% 2/10/2031 (b)(d)(g)	8,547,567	8,540,473
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.56% 4/14/2031 (b)(d)(g)	2,326,722	2,324,791
X.AI LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.5456% 6/28/2030 (b)(d)(g)	2,380,000	2,280,540
		116,537,612
Technology Hardware, Storage & Peripherals - 0.0%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3407% 2/20/2032 (b)(d)(g)	4,590,895	4,573,679
TOTAL INFORMATION TECHNOLOGY		177,537,653

Materials - 0.5%
Chemicals - 0.4%
Advancion Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.066% 11/24/2027 (b)(d)(g)	316,376	299,767
Advancion Holdings LLC 2LN, term loan CME Term SOFR 1 month Index + 7.75%, 12.166% 11/24/2028 (b)(d)(g)	110,000	102,740
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.416% 11/24/2027 (b)(d)(g)	3,468,207	3,353,756
American Rock Salt Co LLC 1LN, term loan 2% 6/12/2028 (d)(g)(k)	20,521	20,469
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.4605% 6/9/2028 (b)(d)(g)	162,462	123,065
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 7%, 11.4633% 6/12/2028 (b)(d)(g)	78,452	78,256
Arc Falcon I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.916% 9/30/2028 (b)(d)(g)	4,092,715	4,093,738
Arthur US Finco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.5456% 12/14/2029 (b)(d)(g)	2,406,399	2,252,389
Avient Corp Tranche B8 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0696% 8/29/2029 (b)(d)(g)	61,292	61,487
Axalta Coating Systems US Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0456% 12/20/2029 (b)(d)(g)	16,977	17,017
Bakelite US Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0456% 12/23/2031 (b)(d)(g)	1,467,625	1,467,625
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.316% 8/18/2028 (b)(d)(g)	2,610,818	2,604,291
Derby Buyer LLC 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3571% 11/1/2030 (b)(d)(g)	1,923,267	1,928,671
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.375%, 8.082% 10/4/2029 (b)(d)(g)	4,121,869	4,108,144
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3206% 7/3/2028 (b)(d)(g)	4,288,099	3,770,868
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3599% 3/15/2029 (b)(d)(g)	7,604,648	7,587,233
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.8535% 3/15/2030 (b)(d)(g)	312,941	307,759
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.166% 3/14/2030 (b)(d)(g)	1,437,127	1,240,714
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.666% 4/2/2029 (b)(d)(g)	6,636,176	5,955,969
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0579% 8/25/2031 (b)(d)(g)	5,684,154	5,593,549
Olympus Water US Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 7/26/2032 (b)(d)(g)(i)	140,000	139,534
Qnity Electronics Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 0% 8/11/2032 (b)(d)(g)(i)	2,445,000	2,437,372
Scih Salt Hldgs Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.1971% 1/31/2029 (b)(d)(g)	1,917,666	1,920,600
TPC Group Inc 1LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.9524% 12/16/2031 (b)(d)(g)	1,889,063	1,789,887
USALCO LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.816% 9/30/2031 (b)(d)(g)	958,341	956,548
USALCO LLC Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 1% 9/30/2031 (b)(d)(g)(k)	99,234	99,049
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.1946% 3/16/2027 (b)(d)(g)	1,460,000	1,458,175
		53,768,672
Construction Materials - 0.0%
Eco Material Technologies Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.4666% 2/12/2032 (b)(d)(g)	890,000	890,000
Quikrete Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.566% 2/10/2032 (b)(d)(g)	5,246,850	5,243,597
VM Consolidated Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.566% 3/24/2028 (b)(d)(g)	772,025	772,990
		6,906,587
Containers & Packaging - 0.1%
AOT Packaging Products Acquisition Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.566% 7/30/2031 (b)(d)(g)	4,930,269	4,900,589
Berlin Packaging LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.59% 6/9/2031 (b)(d)(g)	4,941,253	4,952,816
Charter Next Generation Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.1071% 11/29/2030 (b)(d)(g)	2,243,677	2,252,405
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 7.491% 4/13/2029 (b)(d)(g)	8,378,404	8,366,842
Clydesdale Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.566% 4/1/2032 (b)(d)(g)	3,061,478	3,057,528
Clydesdale Acquisition Holdings Inc Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 1.8032% 4/1/2032 (b)(d)(g)(k)	53,522	53,453
Graham Packaging Co Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.816% 8/4/2027 (b)(d)(g)	2,494,113	2,494,836
LC Ahab US Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.316% 5/1/2031 (b)(d)(g)	899,618	900,184
SupplyOne Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.816% 4/21/2031 (b)(d)(g)	1,925,070	1,937,911
		28,916,564
Metals & Mining - 0.0%
Tiger Acquisition LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 0% 8/23/2032 (b)(d)(g)(i)	1,385,000	1,384,654
Vibrantz Technologies Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.7285% 4/23/2029 (b)(d)(g)	2,230,667	1,762,695
		3,147,349
Paper & Forest Products - 0.0%
Asplundh Tree Expert LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.066% 5/23/2031 (b)(d)(g)	682,410	682,239
TOTAL MATERIALS		93,421,411

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Cushman & Wakefield US Borrower LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.066% 1/31/2030 (b)(d)(g)	1,236,306	1,238,878
Greystar Real Estate Partners LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8143% 8/21/2030 (b)(d)(g)	376,683	376,683
		1,615,561
Utilities - 0.0%
Electric Utilities - 0.0%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.0643% 4/16/2031 (b)(d)(g)	2,031,118	2,032,763
Vistra Operations Co LLC Tranche B-3 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.066% 12/20/2030 (b)(d)(g)	3,012,534	3,015,456
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.6036% 1/27/2031 (b)(d)(g)	3,771,101	3,770,460
		8,818,679
Independent Power and Renewable Electricity Producers - 0.0%
Alpha Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.316% 9/30/2031 (b)(d)(g)	2,319,345	2,314,521
Calpine Construction Finance Co LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.316% 7/31/2030 (b)(d)(g)	554,075	553,909
Cogentrix Finance Holdco I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.565% 2/26/2032 (b)(d)(g)	1,352,663	1,355,760
MRP Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.566% 6/4/2032 (b)(d)(g)	816,129	802,525
MRP Buyer LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 3.3224% 6/4/2032 (b)(d)(g)(k)	103,871	102,139
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.816% 3/29/2030 (b)(d)(g)	4,129,031	4,156,572
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7329% 12/13/2031 (b)(d)(g)	522,375	523,680
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1805% 3/24/2028 (b)(d)(g)	2,636,243	2,633,423
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1805% 3/27/2028 (b)(d)(g)	942,638	946,172
		13,388,701
Multi-Utilities - 0.0%
Osmose Utilities Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6805% 6/23/2028 (b)(d)(g)	1,220,000	1,196,210
TOTAL UTILITIES		23,403,590

TOTAL UNITED STATES		965,857,128
TOTAL BANK LOAN OBLIGATIONS (Cost $1,066,106,482)		1,055,188,726

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Capital One NA ICE IBA - USD SOFR SPREAD-ADJ ICE SWAP RATE 5Y + 1.73%, 5.974% 8/9/2028 (b)(d) (Cost $1,750,000)	1,750,000	1,789,962

Collateralized Mortgage Obligations - 2.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.5%
Binom Securitization Trust Series 2022-RPL1 Class A1, 3% 2/25/2061 (c)	883,551	825,170
Bravo Residential Fdg Tr 2025-Nqm5 Series 2025-NQM5 Class A1, 5.496% 2/25/2065 (c)(f)	2,808,732	2,824,766
Bravo Residential Funding Trust Series 2023-RPL1 Class A1, 5% 5/25/2063 (c)	1,819,983	1,825,569
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (c)(d)	1,916,889	1,885,558
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (c)(d)	1,162,301	1,156,110
CFMT Series 2025-HB16 Class A, 3% 3/25/2035 (c)(d)	2,297,700	2,258,113
CIM Trust Series 2025-NR1 Class A1, 5% 6/25/2064 (c)	6,210,670	6,061,099
CIM Trust Series 2025-R1 Class A1, 5% 2/25/2099 (c)	8,819,523	8,737,965
Cross Mortgage Trust Series 2025-H4 Class A1, 5.596% 6/25/2070 (c)(d)	3,575,081	3,604,059
Fannie Mae Guaranteed REMIC Series 2006-55 Class GE, 5% 6/25/2026	13,755	13,717
Fannie Mae Guaranteed REMIC Series 2012-134 Class MX, 3.5% 5/25/2042	76,349	75,411
Fannie Mae Guaranteed REMIC Series 2012-70 Class FB, U.S. 30-Day Avg. SOFR Index + 0.5645%, 4.9129% 7/25/2042 (b)(d)	2,719,907	2,697,731
Fannie Mae Guaranteed REMIC Series 2016-104 Class B, 4% 12/25/2044	112,458	111,907
Fannie Mae Guaranteed REMIC Series 2016-3 Class PL, 2.5% 2/25/2046	14,140,689	12,276,981
Fannie Mae Guaranteed REMIC Series 2016-39 Class GD, 2% 11/25/2044	6,976,400	6,506,197
Fannie Mae Guaranteed REMIC Series 2016-99 Class KA, 4% 11/25/2042	126,349	125,274
Fannie Mae Guaranteed REMIC Series 2017-22 Class ED, 3.5% 6/25/2044	48,709	48,310
Fannie Mae Guaranteed REMIC Series 2017-32 Class PA, 2.7% 5/25/2047	10,248,071	9,383,224
Fannie Mae Guaranteed REMIC Series 2017-37 Class AB, 2.55% 9/25/2046	2,082,265	1,924,159
Fannie Mae Guaranteed REMIC Series 2019-76 Class FC, U.S. 30-Day Avg. SOFR Index + 0.6145%, 4.9629% 12/25/2049 (b)(d)	1,434,640	1,411,667
Fannie Mae Guaranteed REMIC Series 2020-45 Class JC, 1.5% 7/25/2040	2,129,511	1,798,806
Fannie Mae Guaranteed REMIC Series 2020-49 Class LA, 2% 3/25/2043	4,272,487	4,098,961
Fannie Mae Guaranteed REMIC Series 2020-51 Class BA, 2% 6/25/2046	1,347,605	1,228,357
Fannie Mae Guaranteed REMIC Series 2021-21 Class HG, 2% 11/25/2047	3,511,556	3,153,249
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	350,274	293,281
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	372,241	311,674
Fannie Mae Guaranteed REMIC Series 2021-69 Class JK, 1.5% 10/25/2051	332,379	286,379
Fannie Mae Guaranteed REMIC Series 2021-77 Class CH, 1.5% 8/25/2050	954,797	795,506
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	306,665	272,075
Fannie Mae Guaranteed REMIC Series 2021-95 Class BA, 2.5% 6/25/2049	1,387,876	1,217,309
Fannie Mae Guaranteed REMIC Series 2021-95, 2.5% 9/25/2048	915,241	814,919
Fannie Mae Guaranteed REMIC Series 2021-96 Class AH, 2.5% 3/25/2049	8,370,819	7,364,719
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	488,394	425,950
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	287,248	264,776
Fannie Mae Guaranteed REMIC Series 2022-11 Class B, 3% 6/25/2049	402,731	374,774
Fannie Mae Guaranteed REMIC Series 2022-12 Class EA, 2.25% 9/25/2046	6,965,785	6,361,126
Fannie Mae Guaranteed REMIC Series 2022-12 Class GD, 2.25% 3/25/2052	1,481,648	1,353,394
Fannie Mae Guaranteed REMIC Series 2022-13 Class HA, 3% 8/25/2046	311,483	292,706
Fannie Mae Guaranteed REMIC Series 2022-13 Class JA, 3% 5/25/2048	570,621	526,623
Fannie Mae Guaranteed REMIC Series 2022-13 Class MA, 3% 5/25/2044	4,822,687	4,608,015
Fannie Mae Guaranteed REMIC Series 2022-15 Class GC, 3% 1/25/2047	578,670	544,439
Fannie Mae Guaranteed REMIC Series 2022-17 Class BH, 3% 5/25/2047	625,761	596,485
Fannie Mae Guaranteed REMIC Series 2022-2 Class TH, 2.5% 2/25/2052	196,246	180,467
Fannie Mae Guaranteed REMIC Series 2022-20 Class HC, 2.5% 4/25/2052	3,542,739	3,243,818
Fannie Mae Guaranteed REMIC Series 2022-25 Class AB, 4% 9/25/2047	1,108,311	1,093,371
Fannie Mae Guaranteed REMIC Series 2022-3 Class D, 2% 2/25/2048	1,385,873	1,237,866
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	3,347,485	2,958,458
Fannie Mae Guaranteed REMIC Series 2022-35 Class CK, 4% 3/25/2047	2,471,319	2,409,922
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	351,464	309,022
Fannie Mae Guaranteed REMIC Series 2022-4 Class YT, 2% 2/25/2052	1,617,484	1,458,446
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	221,345	217,561
Fannie Mae Guaranteed REMIC Series 2022-5 Class BA, 2.5% 12/25/2049	645,558	558,863
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047	1,471,704	1,315,173
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.1484% 8/25/2052 (b)(d)	7,171,795	7,058,183
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.1484% 9/25/2052 (b)(d)	14,491,592	14,262,023
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.1484% 10/25/2052 (b)(d)	8,220,132	8,112,447
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.1484% 10/25/2052 (b)(d)	21,255,520	20,918,300
Fannie Mae Guaranteed REMIC Series 2022-69 Class AB, 4.5% 1/25/2044	1,138,076	1,126,444
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	406,345	374,693
Fannie Mae Guaranteed REMIC Series 2022-7 Class E, 2.5% 11/25/2047	1,323,724	1,197,162
Fannie Mae Guaranteed REMIC Series 2023-13 Class CK, 1.5% 11/25/2050	2,122,517	1,719,439
Fannie Mae Guaranteed REMIC Series 2023-53 Class FD, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.8484% 11/25/2053 (b)(d)	13,357,668	13,466,451
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.7984% 11/25/2053 (b)(d)	12,994,237	13,105,424
Fannie Mae Guaranteed REMIC Series 2023-56 Class FC, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.8484% 11/25/2053 (b)(d)	1,414,590	1,426,179
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.8784% 7/25/2054 (b)(d)	1,695,671	1,706,731
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 12/25/2054 (b)(d)	10,847,788	10,861,025
Fannie Mae Mortgage pass-thru certificates Series 2020-47 Class DG, 2% 4/25/2042	6,291,949	6,039,192
Fannie Mae Mortgage pass-thru certificates Series 2020-55 Class A, 2% 5/25/2043	1,787,387	1,663,062
Fannie Mae Mortgage pass-thru certificates Series 2020-56 Class AH, 2% 5/25/2045	1,339,273	1,268,741
Fannie Mae Mortgage pass-thru certificates Series 2020-63 Class DA, 2% 9/25/2045	911,258	840,456
Fannie Mae Mortgage pass-thru certificates Series 2020-67 Class KZ, 3.25% 9/25/2040	994,792	925,621
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 6/25/2054 (b)(d)	9,265,593	9,282,764
Fannie Mae Mortgage pass-thru certificates Series 2025-12 Class CF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.7484% 3/25/2055 (b)(d)	18,838,560	18,905,154
Fannie Mae Mortgage pass-thru certificates Series 2025-3 Class NF, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.4484% 2/25/2055 (b)(d)	14,316,103	14,294,570
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 9/25/2054 (b)(d)	5,787,238	5,793,713
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.7484% 2/25/2055 (b)(d)	9,111,549	9,148,298
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.7484% 9/25/2054 (b)(d)	9,250,261	9,283,890
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 2/25/2055 (b)(d)	5,363,966	5,379,425
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4984% 2/25/2055 (b)(d)	5,116,984	5,122,846
Fannie Mae Series 2010-47 Class JB, 5% 5/25/2030	1,201,519	1,214,760
Fannie Mae Series 2022-28 Class A, 2.5% 2/25/2052	1,044,248	992,434
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	707,828	704,273
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048	483,054	445,368
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5148 Class D, 1.75% 10/25/2051	12,967,425	10,167,715
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	379,217	336,690
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	279,871	246,455
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	386,997	343,948
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	416,667	358,617
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4516 Class A, 4% 8/15/2041	27,504	27,416
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4716 Class PA, 3% 7/15/2044	659,441	650,732
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4744 Class JA, 3% 9/15/2047	146,753	134,819
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-4954 Class KE, 1.5% 2/25/2050	398,215	324,197
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5000 Class BA, 2% 4/25/2045	865,333	802,692
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5001 Class A, 2% 1/25/2045	5,126,397	4,822,212
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5002 Class TJ, 2% 7/25/2050	3,204,697	2,703,451
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	209,879	190,144
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5058 Class BE, 3% 11/25/2050	805,075	689,467
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5059 Class GA, 1% 1/25/2051	1,935,727	1,494,827
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5077 Class ME, 2% 8/15/2048	6,077,925	5,219,929
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5115 Class A, 2% 3/25/2040	1,036,508	934,138
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5139 Class JC, 2% 8/25/2040	1,001,876	882,792
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	253,500	215,275
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5147 Class WN, 2% 1/25/2040	1,057,504	941,451
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	330,352	283,688
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	327,361	278,180
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class BA, 2.5% 5/25/2049	861,194	755,551
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	384,420	336,347
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	1,778,973	1,560,569
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class CT, 2% 11/25/2040	1,089,837	955,285
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class TP, 2.5% 4/25/2049	719,474	631,559
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	349,638	314,928
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	2,355,553	2,095,120
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	221,885	194,615
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	520,270	456,289
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	215,509	193,970
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	436,310	382,542
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	410,789	354,627
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5196 Class ME, 1.75% 2/25/2052	11,452,033	10,231,893
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	436,312	382,542
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	163,484	147,288
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	666,683	604,341
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5199 Class PH, 2.25% 3/25/2052	1,041,820	917,561
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5199, 3% 5/25/2048	3,482,174	3,239,769
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	241,771	221,813
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class BC, 3% 5/25/2048	870,426	802,527
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	175,478	158,332
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	274,575	247,056
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class AB, 3% 1/25/2042	568,596	534,655
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class TA, 3.5% 11/25/2046	389,313	371,124
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class AH, 2.25% 4/25/2037	792,831	752,683
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CB, 3.25% 4/25/2052	1,319,133	1,250,928
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CG, 3.5% 4/25/2052	554,035	530,519
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5220 Class PK, 3.5% 1/25/2051	773,881	738,438
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	347,472	350,308
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	752,247	749,416
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5354 Class FC, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.7984% 10/25/2053 (b)(d)	3,965,511	4,005,889
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4984% 2/25/2055 (b)(d)	13,180,912	13,195,727
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.5484% 2/25/2055 (b)(d)	4,732,281	4,720,522
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.5984% 10/25/2054 (b)(d)	8,939,967	8,960,605
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.4984% 2/25/2055 (b)(d)	9,697,587	9,708,920
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5517 Class HF, U.S. 30-Day Avg. SOFR Index + 1.35%, 5.6984% 3/25/2055 (b)(d)	16,951,475	16,977,866
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (c)	10,846,414	10,599,385
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1, 3.9% 9/25/2061 (c)(f)	720,075	705,426
JPMorgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (c)(d)	2,714,869	2,735,482
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (c)	1,506,735	1,424,244
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (c)(d)	1,062,881	1,005,442
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM3 Series 2025-NQM3 Class A1, 5.53% 5/25/2070 (c)(d)	4,573,443	4,604,366
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (c)	291,170	272,394
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (c)	943,651	889,454
NYMT Loan Trust Series 2025-CP1 Class A1, 3.75% 11/25/2069 (c)	6,828,879	6,549,184
OBX Series 2025-NQM14 Class A1, 5.162% 7/25/2065 (c)(f)	1,878,701	1,882,538
OBX Trust Series 2025-NQM10 Class A1, 5.453% 5/25/2065 (c)(f)	5,219,975	5,256,046
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (c)	112,199	111,298
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (c)	220,370	216,811
Ocwen Loan Investment Trust Series 2025-HB1 Class A, 3% 6/25/2038 (c)(d)	8,252,311	8,019,596
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (c)	822,326	823,063
Pret 2025-Rpl3 Series 2025-RPL3 Class A1, 4.15% 4/25/2065 (c)(f)	3,521,859	3,421,051
PRET Trust Series 2025-RPL2 Class A1, 4% 8/25/2064 (c)	9,027,780	8,750,932
Prpm 2025-Rcf3 LLC Series 2025-RCF3 Class A1, 5.25% 7/25/2055 (c)(d)	2,174,214	2,181,635
PRPM LLC Series 2024-RCF3 Class A1, 4% 5/25/2054 (c)	2,081,404	2,047,295
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (c)	660,297	649,196
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2064 (c)(d)	435,525	426,983
PRPM LLC Series 2024-RPL1 Class A1, 4.2% 12/25/2064 (c)(d)	6,494,765	6,386,099
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (c)(d)	3,435,656	3,343,366
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (c)	1,141,233	1,083,933
Verus Securitization Trust Series 2025-4 Class A1, 5.448% 5/25/2070 (c)	4,138,169	4,165,573
Verus Securitization Trust Series 2025-5 Class A1, 5.427% 6/25/2070 (c)(d)	3,408,927	3,426,627
Verus Securitization Trust Series 2025-6 Class A1, 5.417% 7/25/2070 (c)(f)	4,454,261	4,488,737
TOTAL UNITED STATES		507,905,660
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $501,628,000)		507,905,660

Commercial Mortgage Securities - 4.5%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Prima Capital CRE Securitization Ltd/Llc Series 2019-RK1 Class BT, 4.45% 4/15/2038 (c)	733,000	690,850
UNITED STATES - 4.5%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 6.1066% 6/15/2040 (b)(c)(d)	15,080,000	15,145,975
Ares Tr 2 Series 2025-IND3 Class E, CME Term SOFR 1 month Index + 3.55%, 7.9131% 4/15/2042 (b)(c)(d)	571,000	571,000
Ares Trust Series 2024-IND2 Class F, CME Term SOFR 1 month Index + 4.039%, 8.4021% 10/15/2034 (b)(c)(d)	421,000	421,873
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (c)	382,325	367,017
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (c)	111,000	104,336
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class B, 3.79% 7/15/2049	270,000	265,238
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class C, 4.9809% 7/15/2049 (d)	1,200,000	1,157,727
BANK Series 2017-BNK5 Class A5, 3.39% 6/15/2060	1,700,000	1,674,405
BANK Series 2017-BNK5 Class ASB, 3.179% 6/15/2060	984,673	975,379
BANK Series 2017-BNK6 Class ASB, 3.289% 7/15/2060	217,487	216,127
BANK Series 2018-BN10 Class ASB, 3.641% 2/15/2061	415,373	412,537
BANK Series 2018-BN10 Class C, 4.163% 2/15/2061 (d)	1,340,000	1,213,702
BANK Series 2018-BN14 Class ASB, 4.185% 9/15/2060	180,001	179,625
BANK Series 2019-BN19 Class ASB, 3.071% 8/15/2061	1,064,406	1,041,049
BANK Series 2019-BN20 Class ASB, 2.933% 9/15/2062	81,858	79,444
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	112,000	104,795
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	259,549	252,245
BANK Series 2020-BN30 Class MCDE, 3.0155% 12/15/2053 (d)	5,208,000	3,600,045
BANK Series 2021-BN33 Class B, 2.893% 5/15/2064	500,000	429,874
BANK Series 2021-BN33 Class XA, 1.155% 5/15/2064 (d)(l)	9,577,092	386,074
BANK Series 2022-BNK39 Class C, 3.3777% 2/15/2055 (d)	466,000	394,939
BANK Series 2022-BNK44 Class A5, 5.9352% 11/15/2055 (d)	7,185,000	7,653,652
BANK Series 2023-BNK45 Class A5, 5.203% 2/15/2056 (d)	4,400,000	4,502,302
BANK Series 2023-BNK45 Class B, 6.148% 2/15/2056 (d)	305,000	317,255
BANK5 Series 2024-5YR11 Class C, 6.5328% 11/15/2057 (d)	275,000	279,967
BANK5 Series 2024-5YR12 Class C, 6.5002% 12/15/2057 (d)	355,000	366,109
BANK5 Series 2025-5YR14 Class A3, 5.646% 4/15/2058	4,000,000	4,194,780
BANK5 Series 2025-5YR14 Class XA, 1.2015% 4/15/2058 (d)(l)	31,497,993	1,252,360
BANK5 Series 2025-5YR14 Class XB, 0.4892% 4/15/2058 (d)(l)	78,532,000	1,098,733
BBCMS Mortgage Trust Series 2020-C7 Class B, 3.152% 4/15/2053	1,775,000	1,572,651
BBCMS Mortgage Trust Series 2020-C7 Class C, 3.6996% 4/15/2053 (d)	304,000	261,533
BBCMS Mortgage Trust Series 2022-C16 Class B, 4.6% 6/15/2055	300,000	281,209
BBCMS Mortgage Trust Series 2022-C17 Class B, 4.889% 9/15/2055	250,000	240,483
BBCMS Mortgage Trust Series 2023-C22 Class C, 7.3686% 11/15/2056 (d)	489,000	497,062
BBCMS Mortgage Trust Series 2024-C24 Class B, 5.718% 2/15/2057	140,000	140,783
BBCMS Mortgage Trust Series 2024-C26 Class C, 6% 5/15/2057	250,000	251,502
BBCMS Mortgage Trust Series 2024-C26 Class D, 4.5% 5/15/2057 (c)	690,000	553,622
BBCMS Mortgage Trust Series 2024-C30 Class C, 5.98% 11/15/2057	810,000	813,875
BBCMS Mortgage Trust Series 2025-5C33 Class C, 5.981% 3/15/2058	264,000	268,556
BBCMS Mortgage Trust Series 2025-5C33 Class D, 6.8473% 3/15/2058 (c)(d)	509,000	502,456
BBCMS Mortgage Trust Series 2025-C32 Class C, 6.125% 2/15/2062 (d)	879,000	891,538
BBCMS Mortgage Trust Series 2025-C32 Class D, 4.5% 2/15/2062 (c)	184,000	148,720
BBCMS Mortgage Trust Series 2025-C35 Class C, 6.3191% 7/15/2058 (d)	490,000	498,365
Bbcms Mtg Tr Series 2025-5C34 Class A3, 5.659% 5/15/2058	8,600,000	9,048,500
Bbcms Mtg Tr Series 2025-5C34 Class C, 7.0335% 5/15/2058 (d)	1,892,000	1,996,789
BBCMS Trust Series 2024-5C27 Class C, 6.7% 7/15/2057 (d)	750,000	777,087
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	127,000	125,718
Benchmark Mortgage Trust Series 2019-B10 Class ASB, 3.615% 3/15/2062	361,203	356,795
Benchmark Mortgage Trust Series 2019-B9 Class AAB, 3.9325% 3/15/2052	667,873	663,344
Benchmark Mortgage Trust Series 2020-B21 Class AS, 2.2543% 12/17/2053	540,000	469,917
Benchmark Mortgage Trust Series 2020-IG3 Class 825C, 3.0763% 9/15/2048 (c)(d)	575,000	536,294
Benchmark Mortgage Trust Series 2020-IG3 Class 825D, 3.0763% 9/15/2048 (c)(d)	631,000	581,739
Benchmark Mortgage Trust Series 2021-B27 Class XA, 1.3493% 7/15/2054 (d)(l)	4,053,986	207,178
Benchmark Mortgage Trust Series 2021-B29 Class B, 2.4534% 9/15/2054	575,000	476,569
Benchmark Mortgage Trust Series 2021-B31 Class A5, 2.669% 12/15/2054	1,800,000	1,599,908
Benchmark Mortgage Trust Series 2022-B33 Class C, 3.7343% 3/15/2055 (d)	1,000,000	792,885
Benchmark Mortgage Trust Series 2022-B35 Class B, 4.591% 5/15/2055 (d)	500,000	438,119
Benchmark Mortgage Trust Series 2023-V4 Class B, 7.7089% 11/15/2056 (d)	250,000	266,740
Benchmark Mortgage Trust Series 2024-V11 Class C, 6.295% 11/15/2057	1,159,000	1,184,662
Benchmark Mortgage Trust Series 2024-V5 Class B, 6.0594% 1/10/2057 (d)	640,000	655,007
Benchmark Mortgage Trust Series 2025-B41 Class C, 6.1365% 7/15/2068 (c)	280,000	282,800
Benchmark Mortgage Trust Series 2025-V16 Class XB, 0.4883% 8/15/2058 (d)(l)	48,068,000	775,818
Benchmark Mortgage Trust Series 2025-V16 Class XD, 1.9742% 8/15/2058 (c)(d)(l)	10,228,000	770,127
BFLD Commercial Mortgage Trust Series 2024-UNIV Class E, CME Term SOFR 1 month Index + 3.6395%, 8.0026% 11/15/2041 (b)(c)(d)	726,000	727,506
BFLD Trust Series 2024-WRHS Class E, CME Term SOFR 1 month Index + 3.6889%, 8.052% 8/15/2026 (b)(c)(d)	1,149,476	1,146,603
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.7053% 3/15/2041 (b)(c)(d)	7,718,711	7,733,183
BLP Commercial Mortgage Trust Series 2024-IND2 Class D, CME Term SOFR 1 month Index + 2.5904%, 6.9535% 3/15/2041 (b)(c)(d)	474,414	473,821
Bmo 2025-C12 Mortgage Trust Series 2025-C12 Class C, 6.6107% 6/15/2058 (d)	1,175,000	1,206,632
BMO Mortgage Trust Series 2022-C3 Class ASB, 5.5027% 9/15/2054 (d)	2,800,000	2,903,300
BMO Mortgage Trust Series 2023-C4 Class C, 6.058% 2/15/2056 (d)	710,989	717,292
BMO Mortgage Trust Series 2023-C7 Class B, 6.6738% 12/15/2056 (d)	455,000	484,415
BMO Mortgage Trust Series 2024-5C3 Class B, 6.5567% 2/15/2057 (d)	200,000	206,996
BMO Mortgage Trust Series 2024-C10 Class C, 5.979% 11/15/2057 (d)	212,000	212,008
BMO Mortgage Trust Series 2025-5C10 Class C, 6.485% 5/15/2058 (d)	586,000	602,328
BMO Mortgage Trust Series 2025-5C11 Class XB, 0.8063% 7/15/2058 (d)(l)	37,800,000	1,036,423
BMO Mortgage Trust Series 2025-5C9 Class A3, 5.7785% 4/15/2058 (d)	1,200,000	1,259,633
BMO Mortgage Trust Series 2025-5C9 Class XA, 0.9234% 4/15/2058 (d)(l)	17,596,688	508,187
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.735% 6/15/2041 (b)(c)(d)	4,493,000	4,501,424
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 6.0047% 6/15/2041 (b)(c)(d)	2,218,000	2,224,238
BMP Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 6.2044% 6/15/2041 (b)(c)(d)	1,569,000	1,573,413
BPR Commercial Mortgage Trust Series 2024-PARK Class A, 5.3919% 11/5/2039 (c)(d)	20,712,000	21,083,640
BPR Commercial Mortgage Trust Series 2024-PARK Class B, 5.9909% 11/5/2039 (c)(d)	8,900,000	9,106,806
BPR Commercial Mortgage Trust Series 2024-PARK Class C, 6.3894% 11/5/2039 (c)(d)	633,000	645,241
BPR Commercial Mortgage Trust Series 2024-PARK Class D, 7.2343% 11/5/2039 (c)(d)	1,414,000	1,450,986
BPR Trust Series 2023-BRK2 Class C, 8.6303% 10/5/2038 (c)(d)	1,460,000	1,528,670
BPR Trust Series 2024-PMDW Class B, 5.85% 11/5/2041 (c)(d)	268,000	274,901
BPR Trust Series 2024-PMDW Class E, 5.85% 11/5/2041 (c)(d)	156,000	147,814
Bway Trust Series 2025-1535 Class B, 7.7102% 5/5/2042 (c)(d)	693,000	726,518
Bx Coml Mtg Tr 2023-Vlt3 Series 2023-VLT3 Class C, CME Term SOFR 1 month Index + 3.438%, 7.8011% 11/15/2028 (b)(c)(d)	1,418,000	1,418,000
BX Commercial Mortgage Trust 2020-VIVA Series 2020-VIVA Class D, 3.667% 3/11/2044 (c)(d)	3,550,000	3,273,101
BX Commercial Mortgage Trust 2020-VIVA Series 2020-VIVA Class E, 3.667% 3/11/2044 (c)(d)	1,146,000	1,030,007
BX Commercial Mortgage Trust 2022-LP2 Series 2022-LP2 Class F, CME Term SOFR 1 month Index + 3.2578%, 7.6209% 2/15/2039 (b)(c)(d)	945,000	942,933
BX Commercial Mortgage Trust 2022-LP2 Series 2022-LP2 Class G, CME Term SOFR 1 month Index + 4.1058%, 8.4689% 2/15/2039 (b)(c)(d)	795,900	794,683
BX Commercial Mortgage Trust 2024-KING Series 2024-KING Class E, CME Term SOFR 1 month Index + 3.688%, 8.0511% 5/15/2034 (b)(c)(d)	2,845,539	2,857,979
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class A, 5.5908% 11/13/2046 (c)(d)	443,000	448,984
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class B, 5.9949% 11/13/2046 (c)(d)	110,000	112,247
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class C, 6.3984% 11/13/2046 (c)(d)	411,000	421,949
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class E, 8.1339% 11/13/2046 (c)(d)	2,176,000	2,324,911
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.7548% 3/15/2041 (b)(c)(d)	28,610,819	28,646,551
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class D, CME Term SOFR 1 month Index + 2.6898%, 7.0529% 3/15/2041 (b)(c)(d)	661,533	662,980
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class E, CME Term SOFR 1 month Index + 3.6884%, 8.0515% 3/15/2041 (b)(c)(d)	1,895,509	1,888,061
BX Commercial Mortgage Trust 21-SOAR Series 2021-SOAR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.8785% 6/15/2038 (b)(c)(d)	11,334,466	11,330,925
BX Commercial Mortgage Trust 21-SOAR Series 2021-SOAR Class E, CME Term SOFR 1 month Index + 1.9145%, 6.2785% 6/15/2038 (b)(c)(d)	5,710,193	5,708,409
BX Commercial Mortgage Trust 21-SOAR Series 2021-SOAR Class F, CME Term SOFR 1 month Index + 2.4645%, 6.8285% 6/15/2038 (b)(c)(d)	1,266,886	1,266,886
BX Commercial Mortgage Trust 21-SOAR Series 2021-SOAR Class G, CME Term SOFR 1 month Index + 2.9145%, 7.2785% 6/15/2038 (b)(c)(d)	677,996	678,844
BX Commercial Mortgage Trust 21-SOAR Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.8541% 4/15/2037 (b)(c)(d)	2,333,261	2,333,990
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 6.0044% 5/15/2041 (c)(d)	13,207,651	13,240,670
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class E, CME Term SOFR 1 month Index + 3.6883%, 8.0514% 5/15/2041 (b)(c)(d)	760,415	758,429
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.4093% 4/15/2034 (b)(c)(d)	235,490	234,018
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 5.7093% 4/15/2034 (b)(c)(d)	1,917,000	1,894,236
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 6.0093% 4/15/2034 (b)(c)(d)	210,000	206,850
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 6.3093% 4/15/2034 (b)(c)(d)	220,000	216,150
BX Commercial Mortgage Trust Series 2020-VIV2 Class C, 3.6605% 3/9/2044 (c)(d)	28,186,000	26,213,403
BX Commercial Mortgage Trust Series 2021-CIP Class E, CME Term SOFR 1 month Index + 2.9345%, 7.2975% 12/15/2038 (b)(c)(d)	1,234,142	1,233,756
BX Commercial Mortgage Trust Series 2021-CIP Class F, CME Term SOFR 1 month Index + 3.3335%, 7.6965% 12/15/2038 (b)(c)(d)	1,433,821	1,433,373
BX Commercial Mortgage Trust Series 2021-IRON Class D, CME Term SOFR 1 month Index + 2.0145%, 6.3775% 2/15/2038 (b)(c)(d)	611,462	594,353
BX Commercial Mortgage Trust Series 2021-IRON Class E, CME Term SOFR 1 month Index + 2.4645%, 6.8275% 2/15/2038 (b)(c)(d)	580,419	558,815
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.1666% 10/15/2036 (b)(c)(d)	3,274,000	3,271,962
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 5.3763% 10/15/2036 (b)(c)(d)	3,496,000	3,485,101
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 5.5761% 10/15/2036 (b)(c)(d)	5,034,000	5,015,167
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.7758% 10/15/2036 (b)(c)(d)	1,147,000	1,142,709
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 6.425% 10/15/2036 (b)(c)(d)	3,283,000	3,270,717
BX Commercial Mortgage Trust Series 2021-PAC Class G, CME Term SOFR 1 month Index + 3.0606%, 7.4236% 10/15/2036 (b)(c)(d)	667,732	665,233
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.376% 2/15/2039 (b)(c)(d)	3,039,445	3,039,445
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 5.6754% 2/15/2039 (b)(c)(d)	891,100	890,543
BX Commercial Mortgage Trust Series 2022-LP2 Class C, CME Term SOFR 1 month Index + 1.5617%, 5.9248% 2/15/2039 (b)(c)(d)	2,060,800	2,058,868
BX Commercial Mortgage Trust Series 2022-LP2 Class D, CME Term SOFR 1 month Index + 1.9608%, 6.3239% 2/15/2039 (b)(c)(d)	592,200	591,460
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.1245% 12/9/2040 (b)(c)(d)	11,915,103	11,937,443
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.5539% 12/9/2040 (b)(c)(d)	3,221,324	3,227,364
BX Commercial Mortgage Trust Series 2023-XL3 Class C, CME Term SOFR 1 month Index + 2.6402%, 7.0033% 12/9/2040 (b)(c)(d)	307,884	308,557
BX Commercial Mortgage Trust Series 2023-XL3 Class D, CME Term SOFR 1 month Index + 3.5888%, 7.9519% 12/9/2040 (b)(c)(d)	1,790,022	1,794,497
BX Commercial Mortgage Trust Series 2024-AIR2 Class D, CME Term SOFR 1 month Index + 2.7905%, 7.1545% 10/15/2041 (b)(c)(d)	599,488	600,611
BX Commercial Mortgage Trust Series 2024-AIRC Class D, CME Term SOFR 1 month Index + 3.0892%, 7.4523% 8/15/2039 (b)(c)(d)	917,471	919,763
BX Commercial Mortgage Trust Series 2024-GPA2 Class E, CME Term SOFR 1 month Index + 3.5395%, 7.9026% 11/15/2041 (b)(c)(d)	2,000,000	1,999,435
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6559% 12/15/2039 (b)(c)(d)	25,670,243	25,742,392
BX Commercial Mortgage Trust Series 2024-MF Class D, CME Term SOFR 1 month Index + 2.6898%, 7.0529% 2/15/2039 (b)(c)(d)	885,455	887,391
BX Commercial Mortgage Trust Series 2024-MF Class E, CME Term SOFR 1 month Index + 3.7383%, 8.1014% 2/15/2039 (b)(c)(d)	885,455	886,937
BX Commercial Mortgage Trust Series 2024-WPT Class E, CME Term SOFR 1 month Index + 3.5884%, 7.9515% 3/15/2034 (b)(c)(d)	319,950	317,933
BX Commercial Mortgage Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.8065% 4/15/2040 (b)(c)(d)	25,043,141	25,097,923
BX Commercial Mortgage Trust Series 2025-SPOT Class B, CME Term SOFR 1 month Index + 1.743%, 6.1061% 4/15/2040 (b)(c)(d)	8,988,975	8,983,358
BX Commercial Mortgage Trust Series 2025-SPOT Class D, CME Term SOFR 1 month Index + 2.4919%, 6.855% 4/15/2040 (b)(c)(d)	998,331	997,707
BX Commercial Mortgage Trust Series 2025-SPOT Class E, CME Term SOFR 1 month Index + 3.6902%, 8.0533% 4/15/2040 (b)(c)(d)	2,592,666	2,591,046
Bx Tr 2025-Tail Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.7631% 6/15/2035 (b)(c)(d)	4,323,000	4,328,404
Bx Tr 2025-Tail Series 2025-TAIL Class D, CME Term SOFR 1 month Index + 2.45%, 6.8131% 6/15/2035 (b)(c)(d)	1,344,000	1,341,157
Bx Tr 2025-Tail Series 2025-TAIL Class E, CME Term SOFR 1 month Index + 3.3%, 7.6631% 6/15/2035 (b)(c)(d)	838,000	835,566
BX Trust 2019-OC11 Series 2019-OC11 Class D, 4.0755% 12/9/2041 (c)(d)	500,000	472,754
BX Trust 2019-OC11 Series 2019-OC11 Class E, 4.0755% 12/9/2041 (c)(d)	5,460,000	5,032,123
BX Trust 2019-OC11 Series 2019-OC11 Class XA, 0.8735% 12/9/2041 (c)(d)(l)	104,100,000	2,882,425
BX Trust 2021-VOL Series 2021-VOLT Class F, CME Term SOFR 1 month Index + 2.5145%, 6.8776% 9/15/2036 (b)(c)(d)	1,379,611	1,374,006
BX Trust 2021-VOL Series 2021-VOLT Class G, CME Term SOFR 1 month Index + 2.9645%, 7.3276% 9/15/2036 (b)(c)(d)	2,929,937	2,885,988
BX Trust 2024 VLT4 Series 2024-VLT4 Class E, CME Term SOFR 1 month Index + 2.8894%, 7.2525% 7/15/2029 (b)(c)(d)	2,600,000	2,591,875
BX Trust 2024 VLT4 Series 2024-VLT4 Class F, CME Term SOFR 1 month Index + 3.9379%, 8.301% 7/15/2029 (b)(c)(d)	3,000,000	2,973,755
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.805% 4/15/2041 (b)(c)(d)	18,854,463	18,901,599
BX Trust 2024-CNY Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 6.0546% 4/15/2041 (b)(c)(d)	1,246,901	1,249,629
BX Trust 2024-CNY Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 6.3043% 4/15/2041 (b)(c)(d)	1,035,415	1,037,679
BX Trust 2024-CNY Series 2024-CNYN Class E, CME Term SOFR 1 month Index + 3.6886%, 8.0517% 4/15/2041 (b)(c)(d)	1,572,385	1,565,475
BX Trust 2024-FNX Series 2024-FNX Class D, CME Term SOFR 1 month Index + 2.9402%, 7.3033% 11/15/2041 (b)(c)(d)	204,300	204,875
BX Trust 2024-FNX Series 2024-FNX Class E, CME Term SOFR 1 month Index + 3.9387%, 8.3018% 11/15/2041 (b)(c)(d)	979,169	976,293
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.5069% 3/15/2030 (b)(c)(d)	36,061,355	36,016,294
BX Trust 2025-ROIC Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.7566% 3/15/2030 (b)(c)(d)	4,617,989	4,598,099
BX Trust 2025-ROIC Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.9064% 3/15/2030 (b)(c)(d)	6,505,627	6,475,132
BX Trust 2025-ROIC Series 2025-ROIC Class E, CME Term SOFR 1 month Index + 2.9413%, 7.3044% 3/15/2030 (b)(c)(d)	1,324,833	1,299,993
BX Trust 2025-VLT6 Series 2025-VLT6 Class E, CME Term SOFR 1 month Index + 3.1907%, 7.5538% 3/15/2042 (b)(c)(d)	1,675,000	1,668,719
BX Trust 2025-VLT6 Series 2025-VLT6 Class F, CME Term SOFR 1 month Index + 3.9397%, 8.3028% 3/15/2042 (b)(c)(d)	1,494,000	1,458,682
BX Trust Series 2020-VIV3 Class B, 3.662% 3/9/2044 (c)(d)	8,328,000	7,840,780
BX Trust Series 2021-ACNT Class G, CME Term SOFR 1 month Index + 3.4095%, 7.7725% 11/15/2038 (b)(c)(d)	857,298	854,625
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 5.1134% 10/15/2026 (b)(c)(d)	9,127,461	9,121,757
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.2785% 2/15/2036 (b)(c)(d)	1,400,000	1,399,563
BX Trust Series 2021-LBA Class DJV, CME Term SOFR 1 month Index + 1.7145%, 6.0785% 2/15/2036 (b)(c)(d)	1,250,000	1,243,767
BX Trust Series 2021-LBA Class DV, CME Term SOFR 1 month Index + 1.7145%, 6.0785% 2/15/2036 (b)(c)(d)	988,512	983,583
BX Trust Series 2021-LBA Class EJV, CME Term SOFR 1 month Index + 2.1145%, 6.4785% 2/15/2036 (b)(c)(d)	1,000,000	995,013
BX Trust Series 2021-LBA Class EV, CME Term SOFR 1 month Index + 2.1145%, 6.4785% 2/15/2036 (b)(c)(d)	723,591	719,983
BX Trust Series 2021-LBA Class FJV, CME Term SOFR 1 month Index + 2.5145%, 6.8785% 2/15/2036 (b)(c)(d)	100,000	99,501
BX Trust Series 2021-LBA Class FV, CME Term SOFR 1 month Index + 2.5145%, 6.8785% 2/15/2036 (b)(c)(d)	310,788	309,238
BX Trust Series 2021-MFM1 Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1775% 1/15/2034 (b)(c)(d)	498,917	498,761
BX Trust Series 2021-MFM1 Class F, CME Term SOFR 1 month Index + 3.1145%, 7.4775% 1/15/2034 (b)(c)(d)	1,695,743	1,695,169
BX Trust Series 2021-MFM1 Class G, CME Term SOFR 1 month Index + 4.0145%, 8.3775% 1/15/2034 (b)(c)(d)	700,000	698,293
BX Trust Series 2021-RISE Class G, CME Term SOFR 1 month Index + 3.0645%, 7.4275% 11/15/2036 (b)(c)(d)	770,940	771,904
Bx Trust Series 2021-SDMF Class F, CME Term SOFR 1 month Index + 2.0515%, 6.4145% 9/15/2034 (b)(c)(d)	1,441,147	1,432,140
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.1485% 6/15/2038 (b)(c)(d)(h)	15,114,960	15,110,236
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 6.3031% 4/15/2037 (b)(c)(d)	842,800	843,327
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 6.6531% 4/15/2037 (b)(c)(d)	190,400	190,697
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 7.2021% 4/15/2037 (b)(c)(d)	159,600	159,899
BX Trust Series 2022-IND Class E, CME Term SOFR 1 month Index + 3.987%, 8.3501% 4/15/2037 (b)(c)(d)	960,400	962,801
BX Trust Series 2022-LBA6 Class E, CME Term SOFR 1 month Index + 2.7%, 7.0631% 1/15/2039 (b)(c)(d)	2,500,000	2,496,875
BX Trust Series 2022-LBA6 Class F, CME Term SOFR 1 month Index + 3.35%, 7.7131% 1/15/2039 (b)(c)(d)	647,360	646,147
BX Trust Series 2022-VAMF Class E, CME Term SOFR 1 month Index + 2.7%, 7.0631% 1/15/2039 (b)(c)(d)	1,000,000	995,575
BX Trust Series 2022-VAMF Class F, CME Term SOFR 1 month Index + 3.299%, 7.6621% 1/15/2039 (b)(c)(d)	1,400,000	1,389,095
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.8051% 2/15/2039 (b)(c)(d)	19,034,087	19,063,828
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 6.1546% 2/15/2039 (b)(c)(d)	4,375,946	4,388,254
BX Trust Series 2024-XL4 Class E, CME Term SOFR 1 month Index + 4.1881%, 8.5512% 2/15/2039 (b)(c)(d)	2,367,424	2,366,623
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 6.0543% 3/15/2041 (b)(c)(d)	1,991,043	1,994,153
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 6.304% 3/15/2041 (b)(c)(d)	2,643,856	2,648,814
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.5131% 2/15/2035 (b)(c)(d)	18,332,000	18,334,860
BX Trust Series 2025-DIME Class E, 7.3631% 2/15/2035 (c)(d)	1,455,000	1,455,000
Bx Trust Series 2025-LUNR Class E, CME Term SOFR 1 month Index + 3.95%, 8.3131% 6/15/2040 (b)(c)(d)	216,000	214,964
BX Trust Series 2025-VLT7 Class D, CME Term SOFR 1 month Index + 3.25%, 7.6131% 7/15/2044 (b)(c)(d)	910,000	912,559
Cent Trust Series 2025-CITY Class A, 5.0909% 7/10/2040 (c)(d)	9,562,000	9,684,994
Cent Trust Series 2025-CITY Class X, 0.2082% 7/10/2040 (c)	111,200,000	824,848
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (c)	1,969,853	1,645,906
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A3, 3.3048% 6/15/2050	4,491,895	4,399,559
Citigroup Commercial Mortgage Trust Series 2016-C1 Class A4, 3.209% 5/10/2049	700,000	693,418
Citigroup Commercial Mortgage Trust Series 2016-P4 Class B, 3.377% 7/10/2049	1,000,000	941,181
Citigroup Commercial Mortgage Trust Series 2020-420K Class D, 3.4222% 11/10/2042 (c)(d)	625,000	557,425
Citigroup Commercial Mortgage Trust Series 2020-420K Class E, 3.4222% 11/10/2042 (c)(d)	1,025,000	879,125
Citigroup Commercial Mortgage Trust Series 2020-GC46 Class AAB, 2.614% 2/15/2053	992,990	958,879
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class C, 6.5717% 7/10/2028 (c)(d)	1,012,000	1,040,306
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class D, 6.0475% 10/12/2040 (c)(d)	1,343,000	1,341,515
COMM Mortgage Trust Series 2014-CR20 Class C, 4.8262% 11/10/2047 (d)	388,126	374,378
COMM Mortgage Trust Series 2015-DC1 Class B, 4.035% 2/10/2048 (d)	2,150,000	2,042,952
COMM Mortgage Trust Series 2015-DC1 Class C, 4.4323% 2/10/2048 (d)	1,150,000	1,018,336
COMM Mortgage Trust Series 2015-LC19 Class B, 3.829% 2/10/2048	73,095	71,532
COMM Mortgage Trust Series 2015-LC19 Class C, 4.2411% 2/10/2048 (d)	818,000	770,270
COMM Mortgage Trust Series 2017-CD4 Class A4, 3.514% 5/10/2050	1,904,000	1,872,895
COMM Mortgage Trust Series 2017-CD4 Class ASB, 3.317% 5/10/2050	725,955	720,590
COMM Mortgage Trust Series 2017-CD4 Class B, 3.947% 5/10/2050 (d)	121,000	114,153
COMM Mortgage Trust Series 2017-COR2 Class C, 4.7399% 9/10/2050 (d)	278,000	264,961
COMM Mortgage Trust Series 2020-SBX Class A, 1.67% 1/10/2038 (c)	3,174,000	3,168,699
COMM Mortgage Trust Series 2025-180W Class F, 7.6089% 8/10/2042 (c)(d)	350,000	340,362
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	215,000	215,048
Cone Trust Series 2024-DFW1 Class E, CME Term SOFR 1 month Index + 3.8885%, 8.2516% 8/15/2041 (b)(c)(d)	1,459,000	1,445,746
CPT Mortgage Trust Series 2019-CPT Class E, 3.0967% 11/13/2039 (c)(d)	100,000	82,175
CSAIL Commercial Mortgage Trust Series 2017-C8 Class C, 4.4031% 6/15/2050 (d)	801,000	705,529
CSAIL Commercial Mortgage Trust Series 2017-CX10 Class ASB, 3.3269% 11/15/2050	528,228	523,607
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class A3, 3.9585% 8/15/2051	1,203,531	1,191,843
CSMC Trust Series 2017-PFHP Class D, CME Term SOFR 1 month Index + 2.297%, 6.661% 12/15/2030 (b)(c)(d)	809,000	753,504
CSMC Trust Series 2019-UVIL Class A, 3.1595% 12/15/2041 (c)	150,000	140,224
CSMC Trust Series 2019-UVIL Class E, 3.3928% 12/15/2041 (c)(d)	1,310,000	1,106,545
DBJPM Mortgage Trust Series 2016-C1 Class ASB, 3.038% 5/10/2049	2,521,007	2,515,483
DBJPM Mortgage Trust Series 2017-C6 Class ASB, 3.121% 6/10/2050	1,290,148	1,278,244
DBJPM Mortgage Trust Series 2020-C9 Class A5, 1.926% 8/15/2053	2,025,000	1,803,905
DBJPM Mortgage Trust Series 2020-C9 Class AM, 2.34% 8/15/2053	400,000	350,166
DBJPM Mortgage Trust Series 2020-C9 Class B, 2.567% 8/15/2053	749,000	637,251
DBUBS Mortgage Trust Series 2011-LC3A Class D, 5.5299% 8/10/2044 (c)(d)	1,456,404	1,394,333
DC Commercial Mortgage Trust Series 2023-DC Class D, 7.3785% 9/12/2040 (c)(d)	730,000	743,049
DK Trust Series 2024-SPBX Class E, CME Term SOFR 1 month Index + 4%, 8.3631% 3/15/2034 (b)(c)(d)	2,250,000	2,257,239
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (c)(d)	1,071,000	1,100,951
DTP Commercial Mortgage Trust Series 2023-STE2 Class B, 5.9822% 1/15/2041 (c)(d)	120,000	121,536
DTP Commercial Mortgage Trust Series 2023-STE2 Class C, 6.6891% 1/15/2041 (c)(d)	500,000	509,352
DTP Commercial Mortgage Trust Series 2023-STE2 Class D, 6.9552% 1/15/2041 (c)(d)	1,825,000	1,835,289
DTP Commercial Mortgage Trust Series 2023-STE2 Class E, 5.9685% 1/15/2041 (c)(d)	150,000	144,348
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.1795% 11/15/2038 (b)(c)(d)	15,329,272	15,319,692
ELP Commercial Mortgage Trust Series 2021-ELP Class B, CME Term SOFR 1 month Index + 1.2347%, 5.5987% 11/15/2038 (b)(c)(d)	2,020,167	2,018,273
ELP Commercial Mortgage Trust Series 2021-ELP Class E, CME Term SOFR 1 month Index + 2.2326%, 6.5966% 11/15/2038 (b)(c)(d)	1,149,423	1,148,704
ELP Commercial Mortgage Trust Series 2021-ELP Class F, CME Term SOFR 1 month Index + 2.7815%, 7.1455% 11/15/2038 (b)(c)(d)	786,447	785,710
ELP Commercial Mortgage Trust Series 2021-ELP Class G, CME Term SOFR 1 month Index + 3.2305%, 7.5945% 11/15/2038 (b)(c)(d)	783,472	782,737
ELP Commercial Mortgage Trust Series 2021-ELP Class J, CME Term SOFR 1 month Index + 3.7294%, 8.0934% 11/15/2038 (b)(c)(d)	2,184,796	2,173,896
EQT Trust Series 2024-EXTR Class B, 5.6546% 7/5/2041 (c)(d)	391,000	398,689
EQT Trust Series 2024-EXTR Class C, 6.0464% 7/5/2041 (c)(d)	330,000	337,007
EQT Trust Series 2024-EXTR Class D, 6.6819% 7/5/2041 (c)(d)	100,000	102,093
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.5575% 7/15/2038 (b)(c)(d)	7,884,400	7,881,938
Extended Stay America Trust Series 2021-ESH Class B, CME Term SOFR 1 month Index + 1.4945%, 5.8575% 7/15/2038 (b)(c)(d)	7,173,051	7,170,811
Extended Stay America Trust Series 2021-ESH Class C, CME Term SOFR 1 month Index + 1.8145%, 6.1775% 7/15/2038 (b)(c)(d)	5,558,902	5,557,166
Extended Stay America Trust Series 2021-ESH Class D, CME Term SOFR 1 month Index + 2.3645%, 6.7275% 7/15/2038 (b)(c)(d)	5,642,290	5,640,527
Extended Stay America Trust Series 2021-ESH Class F, CME Term SOFR 1 month Index + 3.8145%, 8.1775% 7/15/2038 (b)(c)(d)	2,193,609	2,193,588
Fontainebleau Miami Beach Beach Mtg Tr Series 2024-FBLU Class F, CME Term SOFR 1 month Index + 4.25%, 8.6131% 12/15/2039 (b)(c)(d)	653,000	654,224
Fontainebleau Miami Beach Beach Mtg Tr Series 2024-FBLU Class G, CME Term SOFR 1 month Index + 5.65%, 10.0131% 12/15/2039 (b)(c)(d)	1,054,000	1,056,675
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K072 Class A2, 3.444% 12/25/2027	2,300,000	2,274,056
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K086 Class A2, 3.859% 11/25/2028	5,526,000	5,510,866
FS Commercial Mortgage Trust Series 2023-4SZN Class D, 9.3827% 11/10/2039 (c)(d)	500,000	515,663
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	184,774	182,479
GS Mortgage Securities Trust Series 2017-GS8 Class AAB, 3.313% 11/10/2050	783,586	776,315
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	1,650,000	1,621,186
GS Mortgage Securities Trust Series 2019-GC38 Class D, 3% 2/10/2052 (c)	115,000	95,208
GS Mortgage Securities Trust Series 2019-GC42 Class C, 3.8218% 9/10/2052 (d)	1,888,000	1,610,403
GS Mortgage Securities Trust Series 2020-GC45 Class SWB, 3.3258% 12/13/2039 (c)(d)	1,055,000	923,032
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.4285% 10/15/2036 (b)(c)(d)	1,191,000	1,190,259
GS Mortgage Securities Trust Series 2021-IP Class B, CME Term SOFR 1 month Index + 1.2645%, 5.6285% 10/15/2036 (b)(c)(d)	184,000	183,082
GS Mortgage Securities Trust Series 2021-IP Class C, CME Term SOFR 1 month Index + 1.6645%, 6.0285% 10/15/2036 (b)(c)(d)	152,000	151,240
GS Mortgage Securities Trust Series 2023-SHIP Class E, 7.6814% 9/10/2038 (c)(d)	2,750,000	2,767,927
GS Mortgage Securities Trust Series 2024-RVR Class B, 5.7226% 8/10/2041 (c)(d)	202,000	204,481
GS Mortgage Securities Trust Series 2024-RVR Class D, 6.6729% 8/10/2041 (c)(d)	848,000	849,105
GS Mortgage Securities Trust Series 2025-800D Class A, CME Term SOFR 1 month Index + 2.65%, 7.0099% 11/25/2041 (b)(c)(d)	1,260,000	1,262,312
GS Mortgage Securities Trust Series 2025-800D Class B, CME Term SOFR 1 month Index + 3.45%, 7.8099% 11/25/2041 (b)(c)(d)	430,000	430,122
GSAT Trust Series 2025-BMF Class F, CME Term SOFR 1 month Index + 4.15%, 8.5131% 7/15/2040 (b)(c)(d)	1,355,000	1,351,576
Hilton USA Trust Series 2016-HHV Class B, 4.3333% 11/5/2038 (c)(d)	3,100,000	3,072,793
Hilton USA Trust Series 2016-HHV Class E, 4.3333% 11/5/2038 (c)(d)	1,000,000	980,570
Hilton USA Trust Series 2016-HHV Class F, 4.3333% 11/5/2038 (c)(d)	3,000,000	2,903,429
Intown Mortgage Trust Series 2025-STAY Class E, CME Term SOFR 1 month Index + 3.85%, 8.213% 3/15/2042 (b)(c)(d)	394,000	393,263
Ip 2025-Ip Mtg Tr Series 2025-IP Class F, 7.9693% 6/10/2042 (c)(d)	1,094,000	1,111,535
JPMBB Commercial Mortgage Securities Trust Series 2014-C18 Class C, 4.6532% 2/15/2047 (d)	628,000	603,684
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class D, 3.701% 1/15/2048 (c)(d)	1,180,000	1,035,533
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class A2, 2.8822% 12/15/2049	719,287	709,245
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class ASB, 2.9941% 12/15/2049	321,460	318,786
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (c)	385,000	365,750
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (c)	50,000	36,500
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (c)(h)	76,000	43,320
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class C, 3.749% 6/5/2039 (c)(d)	630,000	583,952
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class E, 3.9089% 6/5/2039 (c)(d)	629,818	563,238
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-MHC Class E, CME Term SOFR 1 month Index + 2.8145%, 7.1785% 4/15/2038 (b)(c)(d)	1,485,000	1,487,784
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 3.3145%, 7.6785% 4/15/2038 (b)(c)(d)	1,178,000	1,180,945
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class D, 5.9904% 10/5/2039 (c)(d)	846,000	844,594
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class E, 5.9904% 10/5/2039 (c)(d)	675,000	663,224
KNDR Trust Series 2021-KIND Class B, CME Term SOFR 1 month Index + 1.4645%, 5.83% 8/15/2038 (b)(c)(d)	173,575	171,872
KNDR Trust Series 2021-KIND Class C, CME Term SOFR 1 month Index + 1.8645%, 6.23% 8/15/2038 (b)(c)(d)	322,353	319,133
KNDR Trust Series 2021-KIND Class D, CME Term SOFR 1 month Index + 2.4145%, 6.78% 8/15/2038 (b)(c)(d)	1,689,129	1,665,903
KRE COML Mortgage Trust Series 2025-AIP4 Class E, CME Term SOFR 1 month Index + 3%, 7.3631% 3/15/2042 (b)(c)(d)	619,000	616,362
LBA Trust Series 2024-7IND Class D, CME Term SOFR 1 month Index + 2.641%, 7.0041% 10/15/2041 (b)(c)(d)	881,390	883,318
LBA Trust Series 2024-BOLT Class E, CME Term SOFR 1 month Index + 3.6881%, 8.0512% 6/15/2039 (b)(c)(d)	1,000,000	998,126
LBA Trust Series 2024-BOLT Class F, CME Term SOFR 1 month Index + 4.437%, 8.8001% 6/15/2039 (b)(c)(d)	355,000	353,370
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.6583% 5/15/2039 (b)(c)(d)	7,860,000	7,643,850
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 6.157% 5/15/2039 (b)(c)(d)	1,986,000	1,855,422
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 6.4562% 5/15/2039 (b)(c)(d)	1,113,000	1,017,004
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.905% 5/15/2039 (b)(c)(d)	1,354,000	1,230,988
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 5.5775% 3/15/2038 (b)(c)(d)	24,564	24,457
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.8775% 3/15/2038 (b)(c)(d)	224,000	222,600
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 6.2275% 3/15/2038 (b)(c)(d)	195,300	193,591
LV Trust Series 2024-SHOW Class C, 6.2763% 10/10/2041 (c)(d)	318,000	320,236
MCR Mortgage Trust Series 2024-TWA Class F, 10.382% 6/12/2039 (c)	300,000	307,063
MHC Commercial Mortgage Trust Series 2021-MHC Class A, CME Term SOFR 1 month Index + 0.9154%, 5.2784% 4/15/2038 (b)(c)(d)	382,518	382,518
MHC Commercial Mortgage Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 2.7154%, 7.0784% 4/15/2038 (b)(c)(d)	2,314,400	2,316,570
MHC Commercial Mortgage Trust Series 2021-MHC Class G, CME Term SOFR 1 month Index + 3.3154%, 7.6784% 4/15/2038 (b)(c)(d)	2,600,000	2,603,250
MHC Trust Series 2021-MHC2 Class F, CME Term SOFR 1 month Index + 2.5145%, 6.8775% 5/15/2038 (b)(c)(d)	269,600	269,937
MHP Commercial Mortgage Trust Series 2021-STOR Class F, CME Term SOFR 1 month Index + 2.3145%, 6.6785% 7/15/2038 (b)(c)(d)	2,327,000	2,327,000
MHP Commercial Mortgage Trust Series 2021-STOR Class G, CME Term SOFR 1 month Index + 2.8645%, 7.2285% 7/15/2038 (b)(c)(d)	2,473,000	2,473,000
MHP Commercial Mortgage Trust Series 2022-MHIL Class E, CME Term SOFR 1 month Index + 2.6106%, 6.9737% 1/15/2039 (b)(c)(d)	2,952,000	2,952,000
MHP Commercial Mortgage Trust Series 2022-MHIL Class F, CME Term SOFR 1 month Index + 3.2592%, 7.6223% 1/15/2039 (b)(c)(d)	1,040,000	1,040,000
MHP Commercial Mortgage Trust Series 2022-MHIL Class G, CME Term SOFR 1 month Index + 3.9575%, 8.3206% 1/15/2027 (b)(c)(d)	913,600	918,224
MHP Series 2025-MHIL2 Class A, CME Term SOFR 1 month Index + 1.5%, 5.85% 9/15/2040 (b)(c)(d)	5,800,000	5,799,998
MHP Series 2025-MHIL2 Class D, CME Term SOFR 1 month Index + 2.65%, 7% 9/15/2040 (b)(c)(d)	907,000	906,999
MHP Series 2025-MHIL2 Class E, CME Term SOFR 1 month Index + 3.5%, 7.85% 9/15/2040 (b)(c)(d)	1,080,000	1,079,999
Morgan Stanley Bank Amer Trust Series 2025-C35 Class C, 6.349% 8/15/2058	450,000	462,541
Morgan Stanley Capital I Trust Series 2015-MS1 Class B, 4.2891% 5/15/2048 (d)	838,577	807,156
Morgan Stanley Capital I Trust Series 2015-MS1 Class C, 4.2891% 5/15/2048 (d)	716,000	650,507
Morgan Stanley Capital I Trust Series 2016-UB11 Class A4, 2.782% 8/15/2049	2,090,000	2,052,135
Morgan Stanley Capital I Trust Series 2017-H1 Class A4, 3.259% 6/15/2050	1,500,000	1,473,350
Morgan Stanley Capital I Trust Series 2017-H1 Class AS, 3.773% 6/15/2050	1,200,000	1,175,349
Morgan Stanley Capital I Trust Series 2017-H1 Class B, 4.075% 6/15/2050	250,000	240,910
Morgan Stanley Capital I Trust Series 2017-H1 Class C, 4.281% 6/15/2050	1,017,356	949,416
Morgan Stanley Capital I Trust Series 2017-H1 Class D, 2.546% 6/15/2050 (c)	307,836	253,215
Morgan Stanley Capital I Trust Series 2017-HR2 Class D, 2.73% 12/15/2050	1,284,000	1,151,591
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	185,000	184,523
Morgan Stanley Capital I Trust Series 2019-L2 Class A3, 3.806% 3/15/2052	1,437,751	1,400,445
Morgan Stanley Capital I Trust Series 2020-HR8 Class B, 2.704% 7/15/2053	270,000	232,870
Morgan Stanley Capital I Trust Series 2024-BPR2 Class A, 7.291% 5/5/2029 (c)	1,560,120	1,646,916
Morgan Stanley Capital I Trust Series 2024-BPR2 Class X, 1.0686% 5/5/2029 (c)(d)(l)	15,884,052	461,879
Morgan Stanley Capital I Trust Series 2024-NSTB Class B, 3.9% 9/24/2057 (c)(d)	349,000	333,785
Morgan Stanley Capital I Trust Series 2024-NSTB Class C, 4.2629% 9/24/2057 (c)(d)	376,000	357,563
MSWF Commercial Mortgage Trust Series 2023-2 Class B, 7.1103% 12/15/2056 (d)	64,000	69,248
MSWF Commercial Mortgage Trust Series 2023-2 Class C, 7.2523% 12/15/2056 (d)	716,000	752,325
MSWF Commercial Mortgage Trust Series 2023-2 Class D, 4% 12/15/2056 (c)	24,000	18,619
NCMF Trust Series 2025-MFS Class F, 8.7182% 6/10/2033 (c)(d)	906,000	924,102
NXPT Commercial Mortgage Trust Series 2024-STOR Class E, 6.9267% 11/5/2041 (c)(d)	2,338,000	2,369,138
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4522% 11/15/2040 (b)(c)(d)	197,182	197,305
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 8.2011% 11/15/2040 (b)(c)(d)	1,461,600	1,462,513
OPEN Trust Series 2023-AIR Class C, CME Term SOFR 1 month Index + 5.2359%, 9.599% 11/15/2040 (b)(c)(d)	400,000	400,250
OPEN Trust Series 2023-AIR Class D, CME Term SOFR 1 month Index + 6.6838%, 11.0468% 11/15/2040 (b)(c)(d)	280,000	279,999
OPEN Trust Series 2023-AIR Class E, CME Term SOFR 1 month Index + 9.4295%, 13.7926% 11/15/2040 (b)(c)(d)	800,000	799,999
Prima Capital CRE Securitization Ltd Series 2019-7A Class D, 4.25% 12/25/2050 (c)	750,000	706,638
Prima Capital CRE Securitization Ltd Series 2020-8A Class C, 3% 12/26/2070 (c)	1,786,000	1,505,062
PRM Trust Series 2025-PRM6 Class E, 6.8026% 7/5/2033 (c)(d)	422,000	421,962
PRM Trust Series 2025-PRM6 Class F, 7.2938% 7/5/2033 (c)(d)	950,000	942,202
PRM5 Trust Series 2025-PRM5 Class D, 5.812% 3/10/2033 (c)(d)	391,000	389,836
PRM5 Trust Series 2025-PRM5 Class E, 7.0967% 3/10/2033 (c)(d)	1,431,000	1,434,431
ROCK Trust Series 2024-CNTR Class E, 8.8191% 11/13/2041 (c)	1,772,000	1,870,935
SCG Trust Series 2025-FLWR Class A, CME Term SOFR 1 month Index + 1.25%, 5.6% 8/15/2042 (b)(c)(d)	3,200,000	3,204,003
SCG Trust Series 2025-FLWR Class E, CME Term SOFR 1 month Index + 2.75%, 7.1% 8/15/2042 (b)(c)(d)	1,680,000	1,682,102
SELF Commercial Mortgage Trust Series 2024-STRG Class E, CME Term SOFR 1 month Index + 4.1885%, 8.5516% 11/15/2034 (b)(c)(d)	536,000	533,235
SELF Commercial Mortgage Trust Series 2024-STRG Class F, CME Term SOFR 1 month Index + 5.187%, 9.5501% 11/15/2034 (b)(c)(d)	447,000	443,447
SHR Trust Series 2024-LXRY Class D, CME Term SOFR 1 month Index + 3.6%, 7.9631% 10/15/2041 (b)(c)(d)	912,000	912,931
SHR Trust Series 2024-LXRY Class E, CME Term SOFR 1 month Index + 4.45%, 8.8131% 10/15/2041 (b)(c)(d)	237,000	238,183
SPGN Mortgage Trust Series 2022-TFLM Class B, CME Term SOFR 1 month Index + 2%, 6.3631% 2/15/2039 (b)(c)(d)	501,000	493,510
SPGN Mortgage Trust Series 2022-TFLM Class C, CME Term SOFR 1 month Index + 2.65%, 7.0131% 2/15/2039 (b)(c)(d)	261,000	255,797
SREIT Trust Series 2021-IND Class G, CME Term SOFR 1 month Index + 3.3803%, 7.7433% 10/15/2038 (b)(c)(d)	744,000	740,490
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.2084% 11/15/2038 (b)(c)(d)	19,248,896	19,242,881
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.5574% 11/15/2038 (b)(c)(d)	8,114,114	8,111,578
SREIT Trust Series 2021-MFP Class C, CME Term SOFR 1 month Index + 1.4435%, 5.8066% 11/15/2038 (b)(c)(d)	569,573	569,395
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 6.0558% 11/15/2038 (b)(c)(d)	3,020,669	3,019,725
SREIT Trust Series 2021-MFP Class G, CME Term SOFR 1 month Index + 3.0883%, 7.4514% 11/15/2038 (b)(c)(d)	2,558,467	2,557,203
SREIT Trust Series 2021-PALM Class G, CME Term SOFR 1 month Index + 3.7306%, 8.0936% 10/15/2034 (b)(c)(d)	1,146,000	1,145,196
STWD Trust Series 2021-LIH Class E, CME Term SOFR 1 month Index + 3.0175%, 7.381% 11/15/2036 (b)(c)(d)	645,000	644,195
STWD Trust Series 2021-LIH Class F, CME Term SOFR 1 month Index + 3.6655%, 8.029% 11/15/2036 (b)(c)(d)	1,523,000	1,520,151
STWD Trust Series 2021-LIH Class G, CME Term SOFR 1 month Index + 4.3145%, 8.678% 11/15/2036 (b)(c)(d)	252,000	250,355
SWCH Commercial Mortgage Trust Series 2025-DATA Class D, CME Term SOFR 1 month Index + 2.6412%, 7.0043% 2/15/2042 (b)(c)(d)	915,000	911,569
SWCH Commercial Mortgage Trust Series 2025-DATA Class F, CME Term SOFR 1 month Index + 4.2389%, 8.602% 2/15/2042 (b)(c)(d)	3,095,000	3,081,459
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.606% 12/15/2039 (b)(c)(d)	38,011,000	38,011,000
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.9555% 12/15/2039 (b)(c)(d)	2,999,000	2,998,995
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 6.355% 12/15/2039 (b)(c)(d)	5,588,000	5,601,931
TCO Commercial Mortgage Trust Series 2024-DPM Class D, CME Term SOFR 1 month Index + 2.7408%, 7.1039% 12/15/2039 (b)(c)(d)	1,410,000	1,415,287
TYSN Mortgage Trust Series 2023-CRNR Class A, 6.7991% 12/10/2033 (c)(d)	500,000	529,056
UBS Commercial Mortgage Trust Series 2017-C1 Class A3, 3.196% 6/15/2050	1,335,725	1,305,099
UBS Commercial Mortgage Trust Series 2017-C4 Class ASB, 3.366% 10/15/2050	1,402,208	1,389,607
VASA Trust Series 2021-VASA Class B, CME Term SOFR 1 month Index + 1.3645%, 5.7285% 7/15/2039 (b)(c)(d)	500,000	478,107
VDCM Commercial Mortgage Trust Series 2025-AZ Class C, 6.0329% 7/13/2044 (c)(d)	850,000	858,927
VDCM Commercial Mortgage Trust Series 2025-AZ Class D, 6.4337% 7/13/2044 (c)(d)	655,000	661,524
VDCM Commercial Mortgage Trust Series 2025-AZ Class E, 7.9314% 7/13/2044 (c)(d)	325,000	327,776
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (c)	1,569,000	1,342,418
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (c)	80,000	65,220
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class ASB, 2.514% 8/15/2049	27,341	27,283
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class B, 2.967% 8/15/2049	775,000	677,904
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4FL, CME Term SOFR 1 month Index + 1.1645%, 5.5276% 7/15/2048 (b)(c)(d)	4,000,000	4,002,240
Wells Fargo Commercial Mortgage Trust Series 2016-C37 Class A4, 3.525% 12/15/2049	2,975,430	2,942,878
Wells Fargo Commercial Mortgage Trust Series 2016-LC24 Class ASB, 2.825% 10/15/2049	240,494	239,588
Wells Fargo Commercial Mortgage Trust Series 2016-LC25 Class A3, 3.374% 12/15/2059	2,133,546	2,109,666
Wells Fargo Commercial Mortgage Trust Series 2016-LC25 Class ASB, 3.486% 12/15/2059	1,438,189	1,431,439
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6 Class C, 4.4861% 11/15/2049 (d)	1,279,000	1,226,039
Wells Fargo Commercial Mortgage Trust Series 2017-C38 Class ASB, 3.261% 7/15/2050	475,363	472,245
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class ASB, 3.488% 12/15/2050	620,768	616,480
Wells Fargo Commercial Mortgage Trust Series 2019-C49 Class C, 4.866% 3/15/2052 (d)	100,000	96,689
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class A5, 3.729% 5/15/2052	5,000,000	4,854,561
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class ASB, 3.635% 5/15/2052	150,767	148,987
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class ASB, 2.651% 2/15/2053	726,222	704,726
Wells Fargo Commercial Mortgage Trust Series 2021-C60 Class D, 2.5% 8/15/2054 (c)	250,000	189,480
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.6785% 5/15/2031 (b)(c)(d)	1,021,000	1,018,368
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE Class D, CME Term SOFR 1 month Index + 2.7145%, 7.0785% 2/15/2040 (b)(c)(d)	600,000	601,296
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI Class E, 7.5743% 7/15/2035 (c)(d)	846,000	857,042
Wells Fargo Commercial Mortgage Trust Series 2024-5C2 Class C, 6.5343% 11/15/2057 (d)	969,000	997,451
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.3538% 8/15/2041 (b)(c)(d)	1,100,000	1,098,036
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 6.0543% 8/15/2041 (b)(c)(d)	2,700,000	2,698,134
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.2704% 3/15/2038 (c)(d)	8,813,000	8,851,357
WFCM Series 2022-C62 Class B, 4.4829% 4/15/2055 (d)	886,000	813,674
WFCM Series 2025-B33RP Class E, CME Term SOFR 1 month Index + 3.5%, 7.85% 8/15/2042 (b)(c)(d)	1,680,000	1,679,275
WHARF Series 2025-DC Class E, 7.9816% 7/15/2040 (c)(d)	521,000	530,100
TOTAL UNITED STATES		924,825,887
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $918,781,731)		925,516,737

Common Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Communication Services - 0.0%
Media - 0.0%
Main Street Sports Group (h)	236	3,198
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Mesquite Energy Inc (h)(m)	3,883	790,077
New Fortress Energy Inc	59,662	146,769
		936,846
Financials - 0.0%
Banks - 0.0%
First Republic Bank/CA (m)	3,000	6
Financial Services - 0.0%
Carnelian Point Holdings LP warrants 6/30/2027 (h)(m)	350	1,022
TOTAL FINANCIALS		1,028

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC (h)(m)	35,749	432,563
Cano Health LLC warrants (h)(m)	1,756	6,023
		438,586
Industrials - 0.0%
Professional Services - 0.0%
Fusion Parent, LLC Class A (h)	8,817	438,381
TOTAL UNITED STATES		1,818,039
TOTAL COMMON STOCKS (Cost $2,009,130)		1,818,039

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 2.75% 12/15/2030 (c)	900,000	945,900
UNITED STATES - 0.1%
Communication Services - 0.1%
Media - 0.1%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	4,475,325	9,108,182
Financials - 0.0%
Financial Services - 0.0%
Redfin Corp 0.5% 4/1/2027	4,352,000	4,003,765
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
MKS Inc 1.25% 6/1/2030	1,511,000	1,514,022
ON Semiconductor Corp 0% 5/1/2027 (n)	1,108,000	1,265,890
Wolfspeed Inc 1.875% (j)	6,184,000	2,210,780
		4,990,692
Software - 0.0%
Riot Platforms Inc 0.75% 1/15/2030 (c)	2,595,000	3,111,405
TOTAL INFORMATION TECHNOLOGY		8,102,097

Utilities - 0.0%
Electric Utilities - 0.0%
PG&E Corp 4.25% 12/1/2027	1,228,000	1,247,319
TOTAL UNITED STATES		22,461,363
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $18,710,496)		23,407,263

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Acrisure Holdings Inc Series A-2 (h)	78,127	1,983,645
Apollo Global Management Inc Series A, 6.75%	8,400	602,844
		2,586,489
Materials - 0.0%
Chemicals - 0.0%
Albemarle Corp 7.25%	15,976	631,372
TOTAL UNITED STATES		3,217,861
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,119,312)		3,217,861

Foreign Government and Government Agency Obligations - 1.1%
		Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Angola Republic 8.25% 5/9/2028 (c)		1,235,000	1,215,317
Angola Republic 8.75% 4/14/2032 (c)		500,000	459,712
Angola Republic 9.375% 5/8/2048 (c)		838,000	693,525
Angola Republic 9.5% 11/12/2025 (c)		400,000	401,750
TOTAL ANGOLA			2,770,304
ARGENTINA - 0.2%
Argentine Republic 0.75% 7/9/2030 (f)		9,054,071	6,835,824
Argentine Republic 1% 7/9/2029		988,661	782,604
Argentine Republic 3.5% 7/9/2041 (f)		1,807,000	1,055,288
Argentine Republic 4.125% 7/9/2035 (f)		8,470,239	5,370,132
Argentine Republic 5% 1/9/2038 (f)		3,180,000	2,143,320
TOTAL ARGENTINA			16,187,168
ARMENIA - 0.0%
Republic of Armenia 3.6% 2/2/2031 (c)		824,000	739,128
Republic of Armenia 6.75% 3/12/2035 (c)		730,000	741,406
TOTAL ARMENIA			1,480,534
BAHAMAS (NASSAU) - 0.0%
Commonwealth of the Bahamas 8.25% 6/24/2036 (c)		809,000	835,293
BAHRAIN - 0.0%
Bahrain Kingdom 5.625% 5/18/2034 (c)		515,000	488,380
Bahrain Kingdom 7.5% 2/12/2036 (c)		400,000	426,624
TOTAL BAHRAIN			915,004
BENIN - 0.0%
Republic of Benin 7.96% 2/13/2038 (c)		1,122,000	1,101,120
Republic of Benin 8.375% 1/23/2041 (c)		200,000	200,438
TOTAL BENIN			1,301,558
BERMUDA - 0.0%
Bermuda 2.375% 8/20/2030 (c)		1,025,000	923,843
Bermuda 3.717% 1/25/2027 (c)		737,000	728,709
Bermuda 4.75% 2/15/2029 (c)		475,000	477,978
Bermuda 5% 7/15/2032 (c)		288,000	291,061
TOTAL BERMUDA			2,421,591
BRAZIL - 0.0%
Brazil Notas do Tesouro Nacional Serie B 3.875% 6/12/2030		1,134,000	1,084,955
Brazil Notas do Tesouro Nacional Serie B 5.625% 2/21/2047		1,110,000	916,860
Brazil Notas do Tesouro Nacional Serie B 6% 10/20/2033		848,000	853,087
Brazil Notas do Tesouro Nacional Serie B 7.125% 1/20/2037		950,000	1,035,719
Brazil Notas do Tesouro Nacional Serie B 8.25% 1/20/2034		1,263,000	1,459,397
TOTAL BRAZIL			5,350,018
CANADA - 0.0%
Canadian Government 1.5% 12/1/2031	CAD	435,000	288,494
Canadian Government 2.75% 6/1/2033	CAD	3,000,000	2,113,467
Canadian Government 3% 6/1/2034	CAD	465,000	330,683
TOTAL CANADA			2,732,644
CHILE - 0.0%
Chilean Republic 2.45% 1/31/2031		2,304,000	2,081,526
Chilean Republic 2.75% 1/31/2027		430,000	422,690
Chilean Republic 3.1% 1/22/2061		1,385,000	830,141
Chilean Republic 3.5% 1/31/2034		378,000	343,602
Chilean Republic 4% 1/31/2052		475,000	362,425
Chilean Republic 4.34% 3/7/2042		439,000	382,150
Chilean Republic 5.33% 1/5/2054		588,000	552,720
TOTAL CHILE			4,975,254
COLOMBIA - 0.2%
Colombian Republic 3% 1/30/2030		1,569,000	1,397,979
Colombian Republic 3.125% 4/15/2031		808,000	691,244
Colombian Republic 3.25% 4/22/2032		596,000	496,021
Colombian Republic 5% 6/15/2045		2,558,000	1,857,108
Colombian Republic 5.2% 5/15/2049		773,000	566,609
Colombian Republic 7.375% 4/25/2030		502,000	531,116
Colombian Republic 7.375% 9/18/2037		370,000	373,422
Colombian Republic 7.5% 2/2/2034		493,000	509,392
Colombian Republic 8% 11/14/2035		1,690,000	1,776,613
Colombian Republic 8% 4/20/2033		718,000	770,414
Colombian Republic 8.5% 4/25/2035		499,000	542,413
Colombian Republic 8.75% 11/14/2053		3,695,000	3,909,310
TOTAL COLOMBIA			13,421,641
COSTA RICA - 0.0%
Republic of Costa Rica Ministry of Finance 5.625% 4/30/2043 (c)		650,000	592,924
Republic of Costa Rica Ministry of Finance 6.125% 2/19/2031 (c)		290,000	301,455
Republic of Costa Rica Ministry of Finance 6.55% 4/3/2034 (c)		239,000	253,160
Republic of Costa Rica Ministry of Finance 7.3% 11/13/2054 (c)		417,000	442,412
TOTAL COSTA RICA			1,589,951
COTE D'IVOIRE - 0.0%
Cote d'Ivoire Treasury Bill 6.125% 6/15/2033 (c)		500,000	463,280
Cote d'Ivoire Treasury Bill 6.375% 3/3/2028 (c)		1,103,000	1,114,372
Cote d'Ivoire Treasury Bill 8.075% 4/1/2036 (c)		501,000	496,616
Cote d'Ivoire Treasury Bill 8.25% 1/30/2037 (c)		465,000	461,954
TOTAL COTE D'IVOIRE			2,536,222
DOMINICAN REPUBLIC - 0.2%
Dominican Republic 4.5% 1/30/2030 (c)		1,116,000	1,079,637
Dominican Republic 4.875% 9/23/2032 (c)		2,065,000	1,950,393
Dominican Republic 5.3% 1/21/2041 (c)		350,000	308,700
Dominican Republic 5.95% 1/25/2027 (c)		3,200,000	3,249,600
Dominican Republic 6% 7/19/2028 (c)		2,781,000	2,850,247
Dominican Republic 6.5% 2/15/2048 (c)		1,000	972
Dominican Republic 6.6% 6/1/2036 (c)		352,000	362,725
Dominican Republic 6.85% 1/27/2045 (c)		515,000	522,146
Dominican Republic 7.05% 2/3/2031 (c)		612,000	654,020
Dominican Republic 7.15% 2/24/2055 (c)		599,000	620,962
Dominican Republic 7.45% 4/30/2044 (c)		342,000	366,284
TOTAL DOMINICAN REPUBLIC			11,965,686
ECUADOR - 0.0%
Republic of Ecuador 6.9% 7/31/2030 (c)(f)		1,540,806	1,388,266
Republic of Ecuador 6.9% 7/31/2035 (c)(f)		1,933,000	1,459,415
TOTAL ECUADOR			2,847,681
EGYPT - 0.0%
Arab Republic of Egypt 7.5% 1/31/2027 (c)		1,124,000	1,136,297
Arab Republic of Egypt 7.5% 2/16/2061 (c)		1,590,000	1,179,542
Arab Republic of Egypt 7.6003% 3/1/2029 (c)		1,135,000	1,155,430
Arab Republic of Egypt 7.625% 5/29/2032 (c)		515,000	490,666
Arab Republic of Egypt 7.903% 2/21/2048 (c)		969,000	761,275
Arab Republic of Egypt 8.5% 1/31/2047 (c)		650,000	539,396
Arab Republic of Egypt 8.7002% 3/1/2049 (c)		443,000	373,644
TOTAL EGYPT			5,636,250
EL SALVADOR - 0.0%
El Salvador Republic 0.25% 4/17/2030 (c)		265,000	5,697
El Salvador Republic 7.1246% 1/20/2050 (c)		475,000	397,547
El Salvador Republic 7.65% 6/15/2035 (c)		371,000	364,266
El Salvador Republic 9.25% 4/17/2030 (c)		900,000	966,654
El Salvador Republic 9.65% 11/21/2054 (c)		249,000	260,205
TOTAL EL SALVADOR			1,994,369
GABON - 0.0%
Gabonese Republic 6.625% 2/6/2031 (c)		755,000	616,744
Gabonese Republic 7% 11/24/2031 (c)		708,000	576,801
TOTAL GABON			1,193,545
GEORGIA - 0.0%
Georgia Republic 2.75% 4/22/2026 (c)		735,000	717,773
GHANA - 0.0%
Ghana Republic 0% 1/3/2030 (c)		86,774	72,782
Ghana Republic 0% 7/3/2026 (c)		64,400	61,824
Ghana Republic 5% 7/3/2029 (c)(f)		557,250	532,870
Ghana Republic 5% 7/3/2035 (c)(f)		485,500	396,289
TOTAL GHANA			1,063,765
GUATEMALA - 0.0%
Republic of Guatemala 4.875% 2/13/2028 (c)		172,000	171,742
Republic of Guatemala 4.9% 6/1/2030 (c)		417,000	414,331
Republic of Guatemala 5.375% 4/24/2032 (c)		55,000	54,862
Republic of Guatemala 6.125% 6/1/2050 (c)		542,000	504,467
Republic of Guatemala 6.25% 8/15/2036 (c)		820,000	839,906
Republic of Guatemala 6.6% 6/13/2036 (c)		476,000	498,758
Republic of Guatemala 6.875% 8/15/2055 (c)		550,000	552,054
TOTAL GUATEMALA			3,036,120
HUNGARY - 0.0%
Hungary Government 2.125% 9/22/2031 (c)		1,200,000	1,020,414
Hungary Government 3.125% 9/21/2051 (c)		710,000	427,775
Hungary Government 5.25% 6/16/2029 (c)		638,000	650,122
Hungary Government 5.5% 6/16/2034 (c)		775,000	776,938
Hungary Government 6.125% 5/22/2028 (c)		353,000	367,473
Hungary Government 6.75% 9/25/2052 (c)		74,000	77,417
TOTAL HUNGARY			3,320,139
INDONESIA - 0.2%
Indonesia Government 3.5% 2/14/2050		795,000	575,024
Indonesia Government 3.85% 10/15/2030		439,000	429,838
Indonesia Government 4.1% 4/24/2028		968,000	969,285
Indonesia Government 4.2% 10/15/2050		8,500,000	6,885,000
Indonesia Government 4.35% 1/11/2048		459,000	389,002
Indonesia Government 5.125% 1/15/2045 (c)		1,937,000	1,876,469
Indonesia Government 5.25% 1/17/2042 (c)		564,000	559,770
Indonesia Government 5.95% 1/8/2046 (c)		390,000	411,044
Indonesia Government 6.75% 1/15/2044 (c)		400,000	456,240
Indonesia Government 7.75% 1/17/2038 (c)		1,395,000	1,713,409
Indonesia Government 8.5% 10/12/2035 (c)		1,945,000	2,468,691
TOTAL INDONESIA			16,733,772
ISRAEL - 0.0%
Israel Government 3.375% 1/15/2050		1,264,000	825,692
Israel Government 5.75% 3/12/2054		436,000	402,964
TOTAL ISRAEL			1,228,656
JAMAICA - 0.0%
Jamaican Government 7.875% 7/28/2045		373,000	440,205
JAPAN - 0.0%
Japan Government 0.9% 9/20/2034	JPY	134,500,000	866,198
JORDAN - 0.0%
Jordan Government 7.375% 10/10/2047 (c)		186,000	172,515
Jordan Government 7.5% 1/13/2029 (c)		850,000	885,622
Jordan Government 7.75% 1/15/2028 (c)		111,000	115,403
TOTAL JORDAN			1,173,540
KENYA - 0.0%
Republic of Kenya 6.3% 1/23/2034 (c)		193,000	162,602
Republic of Kenya 7.25% 2/28/2028 (c)		485,000	489,244
Republic of Kenya 9.5% 3/5/2036 (c)		200,000	197,688
Republic of Kenya 9.75% 2/16/2031 (c)		653,000	687,080
TOTAL KENYA			1,536,614
LEBANON - 0.0%
Lebanon Republic 6.375% (j)(o)		350,000	68,425
Lebanon Republic 8.25% (j)(o)		2,600,000	510,900
TOTAL LEBANON			579,325
MEXICO - 0.1%
United Mexican States 2.659% 5/24/2031		506,000	445,786
United Mexican States 3.25% 4/16/2030		2,250,000	2,103,561
United Mexican States 3.5% 2/12/2034		1,237,000	1,055,470
United Mexican States 3.75% 1/11/2028		1,138,000	1,119,018
United Mexican States 3.75% 4/19/2071		1,400,000	807,632
United Mexican States 3.771% 5/24/2061		280,000	167,736
United Mexican States 4.5% 4/22/2029		440,000	438,350
United Mexican States 4.875% 5/19/2033		398,000	379,593
United Mexican States 5.75% 10/12/2110		465,000	376,185
United Mexican States 6% 5/7/2036		872,000	874,616
United Mexican States 6.05% 1/11/2040		1,101,000	1,064,700
United Mexican States 6.338% 5/4/2053		846,000	780,858
United Mexican States 6.35% 2/9/2035		538,000	556,830
United Mexican States 6.875% 5/13/2037		420,000	441,840
United Mexican States 7.375% 5/13/2055		656,000	685,635
TOTAL MEXICO			11,297,810
MONGOLIA - 0.0%
Mongolia Government 6.625% 2/25/2030 (c)		537,000	537,671
Mongolia Government 7.875% 6/5/2029 (c)		236,000	247,800
TOTAL MONGOLIA			785,471
MONTENEGRO - 0.0%
Republic of Montenegro 7.25% 3/12/2031 (c)		1,754,000	1,849,260
MOROCCO - 0.0%
Moroccan Kingdom 6.5% 9/8/2033 (c)		801,000	855,468
MULTI-NATIONAL - 0.0%
European Union 0.75% 4/4/2031 (o)	EUR	429,000	455,706
European Union 2.5% 12/4/2031 (o)	EUR	1,101,000	1,273,587
European Union 3.375% 12/12/2035 (o)	EUR	180,000	213,931
TOTAL MULTI-NATIONAL			1,943,224
NIGERIA - 0.0%
Republic of Nigeria 6.125% 9/28/2028 (c)		2,048,000	2,010,235
Republic of Nigeria 6.5% 11/28/2027 (c)		530,000	530,827
Republic of Nigeria 7.143% 2/23/2030 (c)		680,000	673,880
Republic of Nigeria 7.625% 11/21/2025 (c)		669,000	668,773
Republic of Nigeria 7.696% 2/23/2038 (c)		535,000	486,849
Republic of Nigeria 7.875% 2/16/2032 (c)		850,000	839,112
TOTAL NIGERIA			5,209,676
OMAN - 0.0%
Oman Sultanate 5.625% 1/17/2028 (c)		1,766,000	1,805,736
Oman Sultanate 6% 8/1/2029 (c)		596,000	625,883
Oman Sultanate 6.25% 1/25/2031 (c)		725,000	776,787
Oman Sultanate 6.5% 3/8/2047 (c)		550,000	578,325
Oman Sultanate 6.75% 1/17/2048 (c)		650,000	694,819
Oman Sultanate 7% 1/25/2051 (c)		79,000	87,073
TOTAL OMAN			4,568,623
PAKISTAN - 0.0%
Islamic Republic of Pakistan 6% 4/8/2026 (c)		1,038,000	1,031,772
Islamic Republic of Pakistan 6.875% 12/5/2027 (c)		466,000	459,243
Islamic Republic of Pakistan 7.375% 4/8/2031 (c)		1,349,000	1,273,119
TOTAL PAKISTAN			2,764,134
PANAMA - 0.0%
Panamanian Republic 2.252% 9/29/2032		605,000	478,779
Panamanian Republic 3.298% 1/19/2033		557,000	469,481
Panamanian Republic 3.87% 7/23/2060		885,000	536,310
Panamanian Republic 4.5% 4/16/2050		1,308,000	929,406
Panamanian Republic 6.4% 2/14/2035		462,000	464,772
Panamanian Republic 7.875% 3/1/2057		400,000	428,054
Panamanian Republic 8% 3/1/2038		432,000	477,576
TOTAL PANAMA			3,784,378
PARAGUAY - 0.0%
Republic of Paraguay 2.739% 1/29/2033 (c)		1,050,000	911,663
Republic of Paraguay 4.95% 4/28/2031 (c)		740,000	740,463
Republic of Paraguay 5.4% 3/30/2050 (c)		155,000	136,426
Republic of Paraguay 6% 2/9/2036 (c)		377,000	391,515
Republic of Paraguay 6.65% 3/4/2055 (c)		270,000	279,028
TOTAL PARAGUAY			2,459,095
PERU - 0.0%
Peruvian Republic 2.783% 1/23/2031		1,020,000	933,810
Peruvian Republic 3% 1/15/2034		475,000	407,611
Peruvian Republic 3.3% 3/11/2041		986,000	746,639
TOTAL PERU			2,088,060
PHILIPPINES - 0.0%
Philippine Republic 2.65% 12/10/2045		750,000	493,496
Philippine Republic 2.95% 5/5/2045		350,000	244,346
Philippine Republic 3.556% 9/29/2032		200,000	187,862
Philippine Republic 5% 7/17/2033		657,000	671,217
Philippine Republic 5.5% 1/17/2048		500,000	500,000
Philippine Republic 5.6% 5/14/2049		520,000	522,803
Philippine Republic 5.95% 10/13/2047		450,000	474,908
TOTAL PHILIPPINES			3,094,632
POLAND - 0.0%
Bank Gospodarstwa Krajowego 5.375% 5/22/2033 (c)		700,000	715,925
Bank Gospodarstwa Krajowego 6.25% 10/31/2028 (c)		400,000	422,200
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (c)		699,000	707,388
Republic of Poland 5.5% 3/18/2054		413,000	387,356
Republic of Poland 5.5% 4/4/2053		426,000	398,570
Republic of Poland 5.75% 11/16/2032		640,000	677,037
TOTAL POLAND			3,308,476
QATAR - 0.0%
State of Qatar 4.4% 4/16/2050 (c)		850,000	725,020
State of Qatar 4.625% 6/2/2046 (c)		1,935,000	1,743,041
State of Qatar 4.817% 3/14/2049 (c)		1,550,000	1,417,456
State of Qatar 5.103% 4/23/2048 (c)		1,480,000	1,413,295
State of Qatar 9.75% 6/15/2030 (c)		461,000	573,225
TOTAL QATAR			5,872,037
ROMANIA - 0.0%
Romanian Republic 2.124% 7/16/2031 (o)	EUR	200,000	198,298
Romanian Republic 3% 2/27/2027 (c)		528,000	514,140
Romanian Republic 3.625% 3/27/2032 (c)		514,000	451,837
Romanian Republic 4% 2/14/2051 (c)		575,000	368,719
Romanian Republic 5.75% 9/16/2030 (c)		670,000	675,874
Romanian Republic 5.875% 7/11/2032 (o)	EUR	850,000	1,016,173
Romanian Republic 6.375% 9/18/2033 (o)	EUR	600,000	737,479
Romanian Republic 6.625% 2/17/2028 (c)		568,000	590,578
Romanian Republic 7.125% 1/17/2033 (c)		504,000	535,558
Romanian Republic 7.5% 2/10/2037 (c)		956,000	1,015,272
TOTAL ROMANIA			6,103,928
RWANDA - 0.0%
Rwanda Republic 5.5% 8/9/2031 (c)		832,000	730,080
SAUDI ARABIA - 0.0%
Kingdom of Saudi Arabia 2.25% 2/2/2033 (c)		1,171,000	992,704
Kingdom of Saudi Arabia 3.25% 10/22/2030 (c)		2,500,000	2,366,050
Kingdom of Saudi Arabia 3.45% 2/2/2061 (c)		1,467,000	918,577
Kingdom of Saudi Arabia 3.75% 1/21/2055 (c)		915,000	634,095
Kingdom of Saudi Arabia 4.5% 10/26/2046 (c)		1,465,000	1,227,384
Kingdom of Saudi Arabia 4.5% 4/22/2060 (c)		1,576,000	1,250,800
Kingdom of Saudi Arabia 4.625% 10/4/2047 (c)		840,000	710,220
TOTAL SAUDI ARABIA			8,099,830
SENEGAL - 0.0%
Republic of Senegal 6.25% 5/23/2033 (c)		795,000	589,795
Republic of Senegal 6.75% 3/13/2048 (c)		326,000	207,111
TOTAL SENEGAL			796,906
SERBIA - 0.0%
Republic of Serbia 2.125% 12/1/2030 (c)		1,069,000	921,678
Republic of Serbia 6% 6/12/2034 (c)		348,000	356,352
Republic of Serbia 6.5% 9/26/2033 (c)		731,000	776,688
TOTAL SERBIA			2,054,718
SOUTH AFRICA - 0.0%
South African Republic 4.85% 9/27/2027		646,000	646,598
South African Republic 4.85% 9/30/2029		650,000	634,351
South African Republic 5% 10/12/2046		641,000	450,649
South African Republic 5.65% 9/27/2047		460,000	350,108
South African Republic 5.75% 9/30/2049		740,000	561,597
South African Republic 5.875% 4/20/2032		673,000	666,953
South African Republic 7.1% 11/19/2036 (c)		874,000	880,118
TOTAL SOUTH AFRICA			4,190,374
SRI LANKA - 0.0%
Democratic Socialist Republic of Sri Lanka 3.1% 1/15/2030 (c)(f)		494,767	455,186
Democratic Socialist Republic of Sri Lanka 3.35% 3/15/2033 (c)(f)		1,161,457	965,462
Democratic Socialist Republic of Sri Lanka 3.6% 2/15/2038 (c)(f)		385,802	323,591
Democratic Socialist Republic of Sri Lanka 3.6% 5/15/2036 (c)(f)		192,819	161,486
Democratic Socialist Republic of Sri Lanka 3.6% 6/15/2035 (c)(f)		122,830	87,823
Democratic Socialist Republic of Sri Lanka 4% 4/15/2028 (c)		209,611	199,392
TOTAL SRI LANKA			2,192,940
TURKEY - 0.2%
Turkish Republic 4.25% 4/14/2026		1,219,000	1,216,245
Turkish Republic 4.75% 1/26/2026		808,000	808,000
Turkish Republic 4.875% 10/9/2026		2,100,000	2,097,961
Turkish Republic 4.875% 4/16/2043		1,685,000	1,227,523
Turkish Republic 5.125% 2/17/2028		735,000	729,947
Turkish Republic 5.75% 5/11/2047		1,108,000	858,423
Turkish Republic 5.875% 6/26/2031		650,000	633,848
Turkish Republic 6% 1/14/2041		1,177,000	1,007,512
Turkish Republic 6% 3/25/2027		176,000	178,310
Turkish Republic 6.625% 2/17/2045		452,000	397,502
Turkish Republic 7.125% 7/17/2032		464,000	473,735
Turkish Republic 7.25% 5/29/2032		360,000	371,700
Turkish Republic 7.625% 5/15/2034		535,000	562,178
Turkish Republic 9.125% 7/13/2030		555,000	624,653
Turkish Republic 9.375% 1/19/2033		1,394,000	1,604,313
Turkish Republic 9.375% 3/14/2029		1,959,000	2,178,643
Turkish Republic 9.875% 1/15/2028		1,383,000	1,515,422
TOTAL TURKEY			16,485,915
UKRAINE - 0.0%
Ukraine Government 0% 2/1/2030 (c)(f)		260,986	131,798
Ukraine Government 0% 2/1/2034 (c)(f)		581,380	231,099
Ukraine Government 0% 2/1/2035 (c)(f)		819,912	424,304
Ukraine Government 0% 2/1/2036 (c)(f)		756,758	389,730
Ukraine Government 0% 8/1/2041 (c)(d)		100,000	76,500
Ukraine Government 4.5% 2/1/2029 (c)(f)		1,035,735	670,638
Ukraine Government 4.5% 2/1/2034 (c)(f)		1,875,101	1,007,867
Ukraine Government 4.5% 2/1/2035 (c)(f)		599,727	319,355
Ukraine Government 4.5% 2/1/2036 (c)(f)		155,212	81,874
TOTAL UKRAINE			3,333,165
UNITED ARAB EMIRATES - 0.0%
Emirate of Abu Dhabi 3% 9/15/2051 (c)		1,648,000	1,092,014
Emirate of Abu Dhabi 3.125% 9/30/2049 (c)		2,526,000	1,754,699
Emirate of Abu Dhabi 3.875% 4/16/2050 (c)		1,169,000	922,131
Emirate of Abu Dhabi 5.5% 4/30/2054 (c)		611,000	617,678
Emirate of Dubai 3.9% 9/9/2050 (o)		1,820,000	1,350,785
Emirate of Dubai 5.25% 1/30/2043 (o)		200,000	195,626
TOTAL UNITED ARAB EMIRATES			5,932,933
URUGUAY - 0.0%
Uruguay Republic 5.1% 6/18/2050		1,021,000	942,894
Uruguay Republic 5.75% 10/28/2034		646,000	686,052
TOTAL URUGUAY			1,628,946
UZBEKISTAN - 0.0%
Republic of Uzbekistan 3.7% 11/25/2030 (c)		300,000	273,894
Republic of Uzbekistan 3.9% 10/19/2031 (c)		281,000	254,920
TOTAL UZBEKISTAN			528,814
VENEZUELA - 0.0%
Venezuela Republic 11.95% (j)(o)		1,000,000	222,500
Venezuela Republic 9.25% (j)		4,220,000	968,490
TOTAL VENEZUELA			1,190,990
ZAMBIA - 0.0%
Republic of Zambia 0.5% 12/31/2053 (c)		1,217,000	811,046
Republic of Zambia 5.75% 6/30/2033 (c)(f)		13,434	12,513
TOTAL ZAMBIA			823,559
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $207,280,709)			214,824,262

Non-Convertible Corporate Bonds - 27.1%
		Principal Amount (a)	Value ($)
ARGENTINA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Tecpetrol SA 7.625% 1/22/2033 (c)		390,000	398,531
YPF SA 8.25% 1/17/2034 (c)		385,000	384,365

TOTAL ARGENTINA			782,896
AUSTRALIA - 0.1%
Financials - 0.0%
Banks - 0.0%
Commonwealth Bank of Australia 2.688% 3/11/2031 (c)		1,138,000	1,029,598
Commonwealth Bank of Australia 3.61% 9/12/2034 (c)(d)		297,000	285,490
Commonwealth Bank of Australia 3.788% 8/26/2037 (d)(o)	EUR	700,000	818,463
Westpac Banking Corp 4.11% 7/24/2034 (d)		405,000	396,398
			2,529,949
Financial Services - 0.0%
Cimic Finance Ltd 1.5% 5/28/2029 (o)	EUR	745,000	812,061
Insurance - 0.0%
QBE Insurance Group Ltd 2.5% 9/13/2038 (d)(o)	GBP	415,000	519,168
TOTAL FINANCIALS			3,861,178

Materials - 0.1%
Metals & Mining - 0.1%
Fortescue Treasury Pty Ltd 5.875% 4/15/2030 (c)		1,123,000	1,146,587
Mineral Resources Ltd 8% 11/1/2027 (c)		1,944,000	1,978,656
Mineral Resources Ltd 8.125% 5/1/2027 (c)		1,680,000	1,680,954
Mineral Resources Ltd 8.5% 5/1/2030 (c)		1,863,000	1,933,664
Mineral Resources Ltd 9.25% 10/1/2028 (c)		925,000	967,011
			7,706,872
Utilities - 0.0%
Electric Utilities - 0.0%
AusNet Services Holdings Pty Ltd 6.134% 5/31/2033	AUD	1,100,000	766,861
TOTAL AUSTRALIA			12,334,911
AUSTRIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Supernova Invest GmbH 5% 6/24/2030 (o)	EUR	200,000	237,423
AZERBAIJAN - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Southern Gas Corridor CJSC 6.875% 3/24/2026 (c)		1,455,000	1,469,732
State Oil Co of the Azerbaijan Republic 6.95% 3/18/2030 (o)		450,000	479,673

TOTAL AZERBAIJAN			1,949,405
BAHRAIN - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Bapco Energies BSC Closed 7.5% 10/25/2027 (c)		1,124,000	1,158,810
Bapco Energies BSC Closed 8.375% 11/7/2028 (c)		375,000	399,964

TOTAL BAHRAIN			1,558,774
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (c)		1,870,000	1,819,130
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenet Finance Luxembourg Notes Sarl 5.5% 3/1/2028 (c)		1,000,000	993,390
Consumer Staples - 0.0%
Food Products - 0.0%
Barry Callebaut Services NV 4.25% 8/19/2031 (o)	EUR	1,100,000	1,297,044
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Fluxys SA 4% 11/28/2030 (o)	EUR	1,100,000	1,318,026
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Shurgard Luxembourg Sarl 4% 5/27/2035 (o)	EUR	1,000,000	1,169,314
TOTAL BELGIUM			4,777,774
BRAZIL - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Minerva Luxembourg SA 8.875% 9/13/2033 (c)		585,000	642,499
NBM US Holdings Inc 6.625% 8/6/2029 (c)		855,000	861,447
			1,503,946
Food Products - 0.0%
Marb Bondco PLC 3.95% 1/29/2031 (c)		875,000	789,688
TOTAL CONSUMER STAPLES			2,293,634

Energy - 0.0%
Energy Equipment & Services - 0.0%
Guara Norte Sarl 5.198% 6/15/2034 (c)		1,039,496	1,001,814
Yinson Boronia Production BV 8.947% 7/31/2042 (c)		1,689,437	1,843,541
			2,845,355
Oil, Gas & Consumable Fuels - 0.0%
MC Brazil Downstream Trading SARL 7.25% 6/30/2031 (c)		1,527,950	1,296,141
PRIO Luxembourg Holding Sarl 6.125% 6/9/2026 (c)		500,000	499,145
			1,795,286
TOTAL ENERGY			4,640,641

Financials - 0.0%
Financial Services - 0.0%
Cosan Luxembourg SA 7.25% 6/27/2031 (c)		948,000	972,506
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Ambipar Lux Sarl 9.875% 2/6/2031 (c)		1,760,000	1,477,960
Marine Transportation - 0.0%
Yinson Bergenia Production BV 8.498% 1/31/2045 (c)		770,000	806,960
Passenger Airlines - 0.0%
Azul Secured Finance LLP 11.5% (j)		399,916	3,999
Azul Secured Finance LLP 11.93% (j)		820,292	198,757
			202,756
TOTAL INDUSTRIALS			2,487,676

Materials - 0.1%
Chemicals - 0.0%
Braskem Netherlands Finance BV 5.875% 1/31/2050 (c)		558,000	322,245
Braskem Netherlands Finance BV 7.25% 2/13/2033 (c)		1,020,000	725,934
Braskem Netherlands Finance BV 8% 10/15/2034 (c)		321,000	229,415
Braskem Netherlands Finance BV 8.5% 1/12/2031 (c)		759,000	576,840
			1,854,434
Metals & Mining - 0.1%
CSN Inova Ventures 6.75% 1/28/2028 (c)		712,000	684,587
CSN Resources SA 5.875% 4/8/2032 (c)		861,000	722,164
CSN Resources SA 8.875% 12/5/2030 (c)		223,000	222,498
ERO Copper Corp 6.5% 2/15/2030 (c)		2,850,000	2,778,750
Nexa Resources SA 6.6% 4/8/2037 (c)		375,000	384,333
Nexa Resources SA 6.75% 4/9/2034 (c)		400,000	421,500
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (c)(d)		4,711,813	4,678,595
Usiminas International Sarl 7.5% 1/27/2032 (c)		995,000	1,002,463
Vale Overseas Ltd 6.4% 6/28/2054		883,000	879,027
			11,773,917
Paper & Forest Products - 0.0%
LD Celulose International GmbH 7.95% 1/26/2032 (c)		540,000	568,350
Suzano Austria GmbH 3.75% 1/15/2031		430,000	402,471
Suzano Austria GmbH 5% 1/15/2030		1,312,000	1,309,603
			2,280,424
TOTAL MATERIALS			15,908,775

Utilities - 0.0%
Water Utilities - 0.0%
Aegea Finance Sarl 9% 1/20/2031 (c)		486,000	517,711
TOTAL BRAZIL			26,820,943
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7% 10/20/2025 (c)		1,910,000	1,908,835
Golar LNG Ltd 7.75% 9/19/2029 (c)(o)		2,000,000	2,014,100

TOTAL CAMEROON			3,922,935
CANADA - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
TELUS Corp 6.625% 10/15/2055 (d)		1,205,000	1,225,890
TELUS Corp 7% 10/15/2055 (d)		602,000	617,761
			1,843,651
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 7% 4/15/2055 (d)		816,000	837,036
Rogers Communications Inc 7.125% 4/15/2055 (d)		508,000	527,343
			1,364,379
TOTAL COMMUNICATION SERVICES			3,208,030

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (c)		1,928,000	1,802,716
1011778 BC ULC / New Red Finance Inc 4.375% 1/15/2028 (c)		1,553,000	1,527,345
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (c)		1,570,000	1,588,685
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (c)		1,320,000	1,352,022
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (c)		15,000	15,109
			6,285,877
Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (c)		1,809,000	1,343,183
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Baytex Energy Corp 7.375% 3/15/2032 (c)		1,598,000	1,561,404
Canadian Natural Resources Ltd 3.85% 6/1/2027		2,800,000	2,778,932
Canadian Natural Resources Ltd 5.85% 2/1/2035		1,257,000	1,289,753
Canadian Natural Resources Ltd 6.25% 3/15/2038		900,000	942,223
Cenovus Energy Inc 2.65% 1/15/2032		2,184,000	1,917,070
Cenovus Energy Inc 3.75% 2/15/2052		210,000	142,690
Cenovus Energy Inc 5.25% 6/15/2037		1,835,000	1,748,030
Cenovus Energy Inc 5.4% 6/15/2047		168,000	149,716
Cenovus Energy Inc 6.75% 11/15/2039		257,000	278,413
Parkland Corp 4.5% 10/1/2029 (c)		619,000	601,128
Parkland Corp 4.625% 5/1/2030 (c)		2,483,000	2,403,406
Parkland Corp 6.625% 8/15/2032 (c)		1,211,000	1,247,242
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (d)		1,400,000	1,463,269
South Bow Canadian Infrastructure Holdings Ltd 7.625% 3/1/2055 (d)		191,000	198,754
			16,722,030
Financials - 0.0%
Banks - 0.0%
Bank of Nova Scotia/The 3.375% 3/5/2033 (d)(o)	EUR	2,800,000	3,274,740
Royal Bank of Canada 3.125% 9/27/2031 (d)(o)	EUR	1,100,000	1,287,181
			4,561,921
Insurance - 0.0%
Sagicor Financial Co Ltd 5.3% 5/13/2028 (c)		739,000	738,349
TOTAL FINANCIALS			5,300,270

Industrials - 0.0%
Aerospace & Defense - 0.0%
Bombardier Inc 6.75% 6/15/2033 (c)		1,050,000	1,091,854
Bombardier Inc 7% 6/1/2032 (c)		567,000	592,046
Bombardier Inc 7.25% 7/1/2031 (c)		1,607,000	1,694,240
Bombardier Inc 8.75% 11/15/2030 (c)		1,175,000	1,266,282
			4,644,422
Commercial Services & Supplies - 0.0%
Wrangler Holdco Corp 6.625% 4/1/2032 (c)		2,259,000	2,354,901
Machinery - 0.0%
New Flyer Holdings Inc 9.25% 7/1/2030 (c)		545,000	584,619
TOTAL INDUSTRIALS			7,583,942

Information Technology - 0.0%
Software - 0.0%
Open Text Corp 3.875% 12/1/2029 (c)		1,676,000	1,579,861
Open Text Corp 3.875% 2/15/2028 (c)		1,282,000	1,246,104
Open Text Holdings Inc 4.125% 12/1/2031 (c)		1,782,000	1,639,492
Open Text Holdings Inc 4.125% 2/15/2030 (c)		1,109,000	1,046,951
			5,512,408
Materials - 0.1%
Chemicals - 0.1%
Methanex Corp 5.125% 10/15/2027		3,161,000	3,146,950
Methanex Corp 5.25% 12/15/2029		728,000	723,269
Methanex Corp 5.65% 12/1/2044		2,232,000	1,857,879
			5,728,098
Containers & Packaging - 0.0%
Toucan FinCo Ltd/Toucan FinCo Can Inc/Toucan FinCo US LLC 9.5% 5/15/2030 (c)		841,000	840,411
Metals & Mining - 0.0%
Capstone Copper Corp 6.75% 3/31/2033 (c)		1,296,000	1,330,887
Champion Iron Canada Inc 7.875% 7/15/2032 (c)		420,000	438,328
Hudbay Minerals Inc 4.5% 4/1/2026 (c)		1,101,000	1,093,446
			2,862,661
TOTAL MATERIALS			9,431,170

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 3.55% 6/15/2026		57,000	56,523
TOTAL CANADA			55,443,433
CHILE - 0.1%
Communication Services - 0.0%
Media - 0.0%
VTR Finance NV 6.375% 7/15/2028 (c)		3,297,000	3,217,675
Wireless Telecommunication Services - 0.0%
VTR Comunicaciones SpA 4.375% 4/15/2029 (c)		150,000	138,657
VTR Comunicaciones SpA 5.125% 1/15/2028 (c)		949,000	913,080
			1,051,737
TOTAL COMMUNICATION SERVICES			4,269,412

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Empresa Nacional del Petroleo 5.95% 7/30/2034 (c)		281,000	289,517
Empresa Nacional del Petroleo 6.15% 5/10/2033 (c)		569,000	593,183
			882,700
Industrials - 0.0%
Construction & Engineering - 0.0%
ATP Tower Holdings / Andean Telecom Partners Chile SpA / Andean Tower Partners C 7.875% 2/3/2030 (c)		1,418,000	1,443,357
Materials - 0.1%
Metals & Mining - 0.1%
Antofagasta PLC 2.375% 10/14/2030 (c)		1,117,000	996,476
Antofagasta PLC 5.625% 5/13/2032 (c)		300,000	305,562
Corp Nacional del Cobre de Chile 3% 9/30/2029 (c)		254,000	237,998
Corp Nacional del Cobre de Chile 3.15% 1/14/2030 (c)		571,000	535,669
Corp Nacional del Cobre de Chile 3.7% 1/30/2050 (c)		1,525,000	1,037,000
Corp Nacional del Cobre de Chile 4.5% 8/1/2047 (c)		80,000	62,640
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (c)		400,000	394,160
Corp Nacional del Cobre de Chile 5.95% 1/8/2034 (c)		800,000	823,200
Corp Nacional del Cobre de Chile 6.3% 9/8/2053 (c)		700,000	690,200
Corp Nacional del Cobre de Chile 6.44% 1/26/2036 (c)		383,000	405,214
			5,488,119
Paper & Forest Products - 0.0%
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (c)		365,000	377,172
Inversiones CMPC SA 3% 4/6/2031 (c)		692,000	617,825
Inversiones CMPC SA 6.125% 2/26/2034 (c)		200,000	207,134
			1,202,131
TOTAL MATERIALS			6,690,250

Utilities - 0.0%
Electric Utilities - 0.0%
Chile Electricity Lux Mpc II Sarl 5.58% 10/20/2035 (c)		391,002	394,951
Chile Electricity Lux MPC Sarl 6.01% 1/20/2033 (c)		447,500	466,939
			861,890
TOTAL CHILE			14,147,609
CHINA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Tencent Holdings Ltd 1.81% 1/26/2026 (c)		350,000	346,287
Tencent Holdings Ltd 2.39% 6/3/2030 (c)		800,000	741,328
Tencent Holdings Ltd 3.975% 4/11/2029 (c)		256,000	255,221
			1,342,836
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
JD.com Inc 3.375% 1/14/2030		512,000	495,181
Prosus NV 3.061% 7/13/2031 (c)		738,000	660,134
Prosus NV 3.68% 1/21/2030 (c)		1,014,000	963,300
Prosus NV 4.027% 8/3/2050 (c)		870,000	595,080
Prosus NV 4.193% 1/19/2032 (c)		600,000	568,686
			3,282,381
Hotels, Restaurants & Leisure - 0.0%
Meituan 4.625% 10/2/2029 (c)		590,000	591,621
TOTAL CONSUMER DISCRETIONARY			3,874,002

Utilities - 0.0%
Gas Utilities - 0.0%
ENN Energy Holdings Ltd 4.625% 5/17/2027 (c)		853,000	855,115
TOTAL CHINA			6,071,953
COLOMBIA - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA ESP 4.95% 7/17/2030 (c)		1,358,000	1,237,817
Energy - 0.1%
Energy Equipment & Services - 0.0%
Oleoducto Central SA 4% 7/14/2027 (c)		666,000	650,016
Oil, Gas & Consumable Fuels - 0.1%
Canacol Energy Ltd 5.75% 11/24/2028 (c)		4,180,000	1,551,825
Ecopetrol SA 4.625% 11/2/2031		610,000	535,019
Ecopetrol SA 8.375% 1/19/2036		460,000	465,152
Ecopetrol SA 8.875% 1/13/2033		2,460,000	2,616,210
Geopark Ltd 5.5% 1/17/2027 (c)		994,000	934,360
Geopark Ltd 8.75% 1/31/2030 (c)		684,000	619,875
Gran Tierra Energy Inc 9.5% 10/15/2029 (c)		2,815,000	2,290,819
			9,013,260
TOTAL ENERGY			9,663,276

Financials - 0.0%
Banks - 0.0%
Bancolombia SA 8.625% 12/24/2034 (d)		469,000	502,186
Materials - 0.0%
Metals & Mining - 0.0%
Aris Mining Corp 8% 10/31/2029 (c)		980,000	1,014,300
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (c)		4,174,000	3,829,645
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU 8.499% 6/30/2032 (c)		405,000	417,304
Termocandelaria Power SA 7.75% 9/17/2031 (c)		713,000	734,390
			4,981,339
TOTAL COLOMBIA			17,398,918
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd 7.875% 1/23/2030 (c)		2,376,000	2,406,135
COSTA RICA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Liberty Costa Rica Senior Secured Finance 10.875% 1/15/2031 (c)		650,000	690,950
COTE D'IVOIRE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC 7% 5/28/2030 (c)		735,000	752,228
CZECH REPUBLIC - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Czechoslovak Group AS 6.5% 1/10/2031 (c)		690,000	707,681
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 1.5% 1/27/2031 (o)	EUR	1,300,000	1,256,391
CPI Property Group SA 6% 1/27/2032 (o)	EUR	1,100,000	1,312,628
			2,569,019
TOTAL CZECH REPUBLIC			3,276,700
DENMARK - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg Breweries A/S 3.25% 2/28/2032 (o)	EUR	725,000	846,053
Tobacco - 0.0%
Scandinavian Tobacco Group A/S 4.875% 9/12/2029 (o)	EUR	325,000	395,606
TOTAL CONSUMER STAPLES			1,241,659

Financials - 0.0%
Banks - 0.0%
Danske Bank A/S 3.875% 1/9/2032 (d)(o)	EUR	2,200,000	2,652,191
Jyske Bank A/S 5.125% 5/1/2035 (d)(o)	EUR	526,000	650,599
			3,302,790
TOTAL DENMARK			4,544,449
DOMINICAN REPUBLIC - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Aeropuertos Dominicanos Siglo XXI SA 7% 6/30/2034 (c)		475,000	495,487
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Amer Sports Co 6.75% 2/16/2031 (c)		2,338,000	2,437,071
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (c)		726,000	697,208
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Treasury BV 5% 3/11/2030 (o)	EUR	200,000	239,264
Citycon Treasury BV 5.375% 7/8/2031 (o)	EUR	300,000	361,579
			600,843
TOTAL FINLAND			3,735,122
FRANCE - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA 5.125% 1/15/2029 (c)		1,575,000	1,350,562
Altice France SA 5.125% 7/15/2029 (c)		6,465,000	5,527,575
Altice France SA 5.5% 1/15/2028 (c)		4,825,000	4,246,000
Altice France SA 5.5% 10/15/2029 (c)		1,725,000	1,479,188
Maya SAS/Paris France 7% 4/15/2032 (c)		1,475,000	1,517,178
Maya SAS/Paris France 8.5% 4/15/2031 (c)		1,737,000	1,869,248
			15,989,751
Media - 0.0%
Publicis Groupe SA 3.375% 6/12/2032 (o)	EUR	700,000	816,089
TOTAL COMMUNICATION SERVICES			16,805,840

Consumer Discretionary - 0.0%
Automobiles - 0.0%
RCI Banque SA 4.75% 3/24/2037 (d)(o)	EUR	300,000	355,259
RCI Banque SA 5.5% 10/9/2034 (d)(o)	EUR	500,000	614,077
			969,336
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vallourec SACA 7.5% 4/15/2032 (c)		3,712,000	3,941,729
Viridien 10% 10/15/2030 (c)		1,667,000	1,665,883
			5,607,612
Financials - 0.3%
Banks - 0.3%
BNP Paribas SA 2.159% 9/15/2029 (c)(d)		1,350,000	1,263,306
BNP Paribas SA 3.945% 2/18/2037 (d)(o)	EUR	2,000,000	2,320,246
BNP Paribas SA 5.786% 1/13/2033 (c)(d)		18,623,000	19,404,828
BPCE SA 5.716% 1/18/2030 (c)(d)		500,000	516,631
BPCE SA 7.003% 10/19/2034 (c)(d)		425,000	469,203
Societe Generale SA 1.488% 12/14/2026 (c)(d)		11,855,000	11,746,869
Societe Generale SA 5.5% 4/13/2029 (c)(d)		12,949,000	13,235,696
Societe Generale SA 6.691% 1/10/2034 (c)(d)		1,180,000	1,269,926
			50,226,705
Utilities - 0.0%
Electric Utilities - 0.0%
Electricite de France SA 4.75% 10/12/2034 (o)	EUR	800,000	1,000,526
Electricite de France SA 5.5% 1/25/2035 (o)	GBP	200,000	259,999
			1,260,525
Multi-Utilities - 0.0%
Engie SA 3.875% 3/6/2036 (o)	EUR	600,000	707,889
Engie SA 4.25% 9/6/2034 (o)	EUR	1,300,000	1,583,773
Veolia Environnement SA 3.324% 6/17/2032 (o)	EUR	1,700,000	1,983,962
			4,275,624
TOTAL UTILITIES			5,536,149

TOTAL FRANCE			79,145,642
GEORGIA - 0.0%
Industrials - 0.0%
Ground Transportation - 0.0%
Georgian Railway JSC 4% 6/17/2028 (c)		356,000	329,969
GERMANY - 0.4%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Robert Bosch GmbH 4.375% 6/2/2043 (o)	EUR	600,000	693,866
Schaeffler AG 4.75% 8/14/2029 (o)	EUR	900,000	1,084,472
ZF Europe Finance BV 4.75% 1/31/2029 (o)	EUR	1,100,000	1,249,412
ZF Europe Finance BV 7% 6/12/2030 (o)	EUR	300,000	358,339
ZF North America Capital Inc 6.75% 4/23/2030 (c)		1,653,000	1,611,140
ZF North America Capital Inc 6.875% 4/14/2028 (c)		365,000	369,710
ZF North America Capital Inc 6.875% 4/23/2032 (c)		2,309,000	2,214,105
			7,581,044
Automobiles - 0.0%
Volkswagen International Finance NV 4.125% 9/2/2035 (o)	EUR	500,000	586,150
TOTAL CONSUMER DISCRETIONARY			8,167,194

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
METRO AG 4% 3/5/2030 (o)	EUR	500,000	604,306
Financials - 0.4%
Banks - 0.1%
Commerzbank AG 3.625% 1/14/2032 (d)(o)	EUR	600,000	710,327
Commerzbank AG 8.625% 2/28/2033 (d)(o)	GBP	700,000	1,016,019
Volkswagen Bank GmbH 3.5% 6/19/2031 (o)	EUR	500,000	584,559
			2,310,905
Capital Markets - 0.3%
Deutsche Bank AG 6.125% 12/12/2030 (d)(o)	GBP	1,200,000	1,681,321
Deutsche Bank AG/New York NY 3.729% 1/14/2032 (d)		3,100,000	2,908,330
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (d)		29,108,000	29,578,943
Deutsche Bank AG/New York NY 5.882% 7/8/2031 (d)		5,000,000	5,172,366
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (d)		3,011,000	3,168,049
Deutsche Bank AG/New York NY 6.819% 11/20/2029 (d)		5,793,000	6,207,581
			48,716,590
Financial Services - 0.0%
KfW 0.125% 1/9/2032 (o)	EUR	175,000	175,612
KfW 1.375% 6/7/2032 (o)	EUR	175,000	188,960
KfW 3.25% 3/24/2031 (o)	EUR	1,115,000	1,356,523
			1,721,095
TOTAL FINANCIALS			52,748,590

Health Care - 0.0%
Pharmaceuticals - 0.0%
Bayer US Finance II LLC 4.25% 12/15/2025 (c)		1,700,000	1,697,328
Bayer US Finance LLC 6.375% 11/21/2030 (c)		1,295,000	1,389,715
Bayer US Finance LLC 6.5% 11/21/2033 (c)		2,295,000	2,459,594
			5,546,637
Industrials - 0.0%
Machinery - 0.0%
TK Elevator US Newco Inc 5.25% 7/15/2027 (c)		3,290,000	3,280,666
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Deutsche EuroShop AG 4.5% 10/15/2030 (o)	EUR	300,000	350,595
LEG Immobilien SE 3.875% 1/20/2035 (o)	EUR	900,000	1,035,714
Sirius Real Estate Ltd 4% 1/22/2032 (o)	EUR	600,000	695,616
			2,081,925
Utilities - 0.0%
Electric Utilities - 0.0%
Amprion GmbH 3.125% 8/27/2030 (o)	EUR	1,000,000	1,176,987
Amprion GmbH 3.625% 5/21/2031 (o)	EUR	300,000	359,630
Amprion GmbH 3.875% 6/5/2036 (o)	EUR	700,000	818,014
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/2081 (d)(o)	EUR	1,600,000	1,761,200
EnBW International Finance BV 3.5% 7/22/2031 (o)	EUR	171,000	205,356
EnBW International Finance BV 3.75% 11/20/2035 (o)	EUR	1,600,000	1,872,426
			6,193,613
Independent Power and Renewable Electricity Producers - 0.0%
RWE Finance US LLC 5.875% 4/16/2034 (c)		1,209,000	1,261,546
Multi-Utilities - 0.0%
E.ON SE 3.5% 4/16/2033 (o)	EUR	380,000	447,821
TOTAL UTILITIES			7,902,980

TOTAL GERMANY			80,332,298
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 7.125% 4/4/2026 (c)		1,710,000	1,694,610
Kosmos Energy Ltd 7.5% 3/1/2028 (c)		778,000	654,010
Kosmos Energy Ltd 7.75% 5/1/2027 (c)		669,000	633,265
Kosmos Energy Ltd 8.75% 10/1/2031 (c)		2,468,000	1,837,723
Tullow Oil PLC 10.25% 5/15/2026 (c)		3,578,000	3,013,347

TOTAL GHANA			7,832,955
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (c)		3,445,000	3,544,547
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
CT Trust 5.125% 2/3/2032 (c)		1,150,000	1,083,763
Millicom International Cellular SA 4.5% 4/27/2031 (c)		2,521,000	2,345,803
Millicom International Cellular SA 5.125% 1/15/2028 (c)		211,500	209,848
Millicom International Cellular SA 6.25% 3/25/2029 (c)		630,000	633,347
Millicom International Cellular SA 7.375% 4/2/2032 (c)		683,000	704,002
			4,976,763
Consumer Staples - 0.0%
Beverages - 0.0%
Cntl Amr Bottling Corp 5.25% 4/27/2029 (c)		1,201,000	1,170,747
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Investment Energy Resources Ltd 6.25% 4/26/2029 (c)		1,000,000	986,900
TOTAL GUATEMALA			7,134,410
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
AIA Group Ltd 3.2% 9/16/2040 (c)		625,000	486,816
Prudential Funding Asia PLC 2.95% 11/3/2033 (d)(o)		975,000	925,926
			1,412,742
Industrials - 0.0%
Marine Transportation - 0.0%
Seaspan Corp 5.5% 8/1/2029 (c)		593,000	562,071
TOTAL HONG KONG			1,974,813
HUNGARY - 0.0%
Financials - 0.0%
Banks - 0.0%
Magyar Export-Import Bank Zrt 6.125% 12/4/2027 (c)		400,000	412,125
OTP Bank Nyrt 8.75% 5/15/2033 (d)(o)		400,000	430,400
			842,525
Utilities - 0.0%
Electric Utilities - 0.0%
MVM Energetika Zrt 6.5% 3/13/2031 (o)		215,000	224,262
TOTAL HUNGARY			1,066,787
INDIA - 0.0%
Financials - 0.0%
Consumer Finance - 0.0%
Shriram Finance Ltd 6.625% 4/22/2027 (c)		925,000	943,500
Health Care - 0.0%
Biotechnology - 0.0%
Biocon Biologics Global PLC 6.67% 10/9/2029 (c)		420,000	395,338
Information Technology - 0.0%
IT Services - 0.0%
CA Magnum Holdings 5.375% 10/31/2026 (c)		925,000	919,219
TOTAL INDIA			2,258,057
INDONESIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Medco Laurel Tree Pte Ltd 6.95% 11/12/2028 (c)		985,000	989,325
Medco Maple Tree Pte Ltd 8.96% 4/27/2029 (c)		887,000	930,241
Pertamina Persero PT 4.175% 1/21/2050 (c)		623,000	481,915
			2,401,481
Materials - 0.0%
Metals & Mining - 0.0%
Freeport Indonesia PT 4.763% 4/14/2027 (c)		400,000	401,300
Freeport Indonesia PT 5.315% 4/14/2032 (c)		769,000	781,497
Freeport Indonesia PT 6.2% 4/14/2052 (c)		400,000	408,800
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 5.45% 5/15/2030 (c)		1,470,000	1,518,054
			3,109,651
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Pertamina Geothermal Energy PT 5.15% 4/27/2028 (c)		361,000	365,812
TOTAL INDONESIA			5,876,944
IRELAND - 0.7%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Treasury DAC 5.875% 6/4/2031 (c)		4,179,000	4,255,100
Financials - 0.4%
Consumer Finance - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026		484,000	474,088
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028		7,655,000	7,365,064
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032		33,355,000	30,537,547
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026		276,000	275,761
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.1% 1/19/2029		10,617,000	10,862,868
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.75% 6/6/2028		12,320,000	12,778,250
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027		1,392,000	1,436,947
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (d)		1,428,000	1,468,996
			65,199,521
Financial Services - 0.0%
GGAM Finance Ltd 5.875% 3/15/2030 (c)		1,539,000	1,554,333
GGAM Finance Ltd 6.875% 4/15/2029 (c)		703,000	727,608
GGAM Finance Ltd 7.75% 5/15/2026 (c)		1,021,000	1,024,504
GGAM Finance Ltd 8% 2/15/2027 (c)		138,000	141,546
GGAM Finance Ltd 8% 6/15/2028 (c)		2,844,000	3,017,268
Phoenix Aviation Capital Ltd 9.25% 7/15/2030 (c)		1,518,000	1,608,921
TrueNoord Capital DAC 8.75% 3/1/2030 (c)		1,772,000	1,882,486
			9,956,666
TOTAL FINANCIALS			75,156,187

Industrials - 0.3%
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (c)		30,498,000	30,419,858
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (c)		1,716,000	1,713,080
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (c)		1,571,000	1,597,587
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (c)		6,490,000	6,659,194
Avolon Holdings Funding Ltd 5.75% 11/15/2029 (c)		3,012,000	3,127,878
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (c)		7,835,000	8,194,609
			51,712,206
TOTAL IRELAND			131,123,493
ISRAEL - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energean Israel Finance Ltd 4.875% 3/30/2026 (c)(o)		1,684,000	1,665,055
Energean Israel Finance Ltd 5.375% 3/30/2028 (c)(o)		1,944,000	1,885,680
Energean Israel Finance Ltd 5.875% 3/30/2031 (c)(o)		518,000	486,392
Energean Israel Finance Ltd 8.5% 9/30/2033 (c)(o)		100,000	104,491
Energean PLC 6.5% 4/30/2027 (c)		2,415,000	2,388,254
Leviathan Bond Ltd 6.5% 6/30/2027 (c)(o)		840,000	836,640
Leviathan Bond Ltd 6.75% 6/30/2030 (c)(o)		335,000	331,985
			7,698,497
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		1,173,000	1,149,802
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032		1,621,000	1,666,909
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		811,000	885,040
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030		1,265,000	1,292,978
			4,994,729
Utilities - 0.0%
Electric Utilities - 0.0%
Israel Electric Corp Ltd 3.75% 2/22/2032 (c)(o)		400,000	366,890
TOTAL ISRAEL			13,060,116
ITALY - 0.1%
Financials - 0.1%
Banks - 0.1%
Intesa Sanpaolo SpA 4.198% 6/1/2032 (c)(d)		3,523,000	3,297,140
Intesa Sanpaolo SpA 5.71% 1/15/2026 (c)		4,470,000	4,479,994
Intesa Sanpaolo SpA 6.625% 6/20/2033 (c)		3,197,000	3,492,339
			11,269,473
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Finance International NV 5.5% 6/26/2034 (c)		700,000	718,132
Enel Finance International NV 7.5% 10/14/2032 (c)		245,000	281,068
Enel SpA 3.375% (d)(o)(p)	EUR	345,000	404,695
			1,403,895
Gas Utilities - 0.0%
Snam SpA 5.75% 5/28/2035 (c)		749,000	767,583
TOTAL UTILITIES			2,171,478

TOTAL ITALY			13,440,951
JAMAICA - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Kingston Airport Revenue Finance Ltd 6.75% 12/15/2036 (c)		425,000	437,618
Montego Bay Airport Revenue Finance Ltd 6.6% 6/15/2035 (c)		285,000	290,700

TOTAL JAMAICA			728,318
JAPAN - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
NTT Finance Corp 3.678% 7/16/2033 (o)	EUR	450,000	532,969
NTT Finance Corp 4.567% 7/16/2027 (c)		2,256,000	2,270,309
NTT Finance Corp 4.62% 7/16/2028 (c)		2,282,000	2,306,349
NTT Finance Corp 4.876% 7/16/2030 (c)		6,479,000	6,579,021
			11,688,648
Consumer Staples - 0.0%
Tobacco - 0.0%
Japan Tobacco Inc 5.856% 6/15/2035 (c)		740,000	781,515
TOTAL JAPAN			12,470,163
KAZAKHSTAN - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
KazMunayGas National Co JSC 3.5% 4/14/2033 (c)		835,000	739,760
KazMunayGas National Co JSC 5.375% 4/24/2030 (c)		443,000	451,142
KazMunayGas National Co JSC 5.75% 4/19/2047 (c)		96,000	86,074
Tengizchevroil Finance Co International Ltd 3.25% 8/15/2030 (c)		649,000	591,563

TOTAL KAZAKHSTAN			1,868,539
KOREA (SOUTH) - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
POSCO 5.75% 1/17/2028 (c)		687,000	709,324
POSCO 5.875% 1/17/2033 (c)		200,000	210,711

TOTAL KOREA (SOUTH)			920,035
KUWAIT - 0.0%
Materials - 0.0%
Chemicals - 0.0%
MEGlobal BV 2.625% 4/28/2028 (c)		546,000	519,041
LUXEMBOURG - 0.1%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5.75% 8/15/2029 (c)		4,591,000	3,638,368
Altice Financing SA 9.625% 7/15/2027 (c)		105,000	97,650
Altice France Holding SA 6% 2/15/2028 (c)		2,819,500	1,014,933
			4,750,951
Financials - 0.0%
Financial Services - 0.0%
Titanium 2l Bondco Sarl 6.25% 1/14/2031 pay-in-kind	EUR	643,200	203,152
Industrials - 0.0%
Electrical Equipment - 0.0%
Albion Financing 1 SARL / Aggreko Holdings Inc 7% 5/21/2030 (c)		1,946,000	2,007,299
Information Technology - 0.0%
Software - 0.0%
ION Trading Technologies Sarl 5.75% 5/15/2028 (c)		1,442,000	1,398,113
ION Trading Technologies Sarl 9.5% 5/30/2029 (c)		255,000	265,570
			1,663,683
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (c)		1,329,000	1,143,296
Real Estate - 0.1%
Industrial REITs - 0.0%
Prologis International Funding II SA 4.375% 7/1/2036 (o)	EUR	300,000	363,599
Real Estate Management & Development - 0.1%
Blackstone Property Partners Europe Holdings Sarl 1.75% 3/12/2029 (o)	EUR	1,745,000	1,948,089
CBRE Open-Ended Funds SCA SICAV-SIF 4.75% 3/27/2034 (o)	EUR	630,000	778,281
Logicor Financing Sarl 1.625% 1/17/2030 (o)	EUR	420,000	457,149
Logicor Financing Sarl 2% 1/17/2034 (o)	EUR	1,365,000	1,361,388
Logicor Financing Sarl 3.75% 7/14/2032 (o)	EUR	400,000	463,528
Logicor Financing Sarl 4.25% 7/18/2029 (o)	EUR	100,000	120,984
P3 Group Sarl 4% 4/19/2032 (o)	EUR	600,000	707,248
			5,836,667
TOTAL REAL ESTATE			6,200,266

TOTAL LUXEMBOURG			15,968,647
MALAYSIA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
GENM Capital Labuan Ltd 3.882% 4/19/2031 (c)		900,000	826,875
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petronas Capital Ltd 3.404% 4/28/2061 (c)		1,057,000	697,631
Petronas Capital Ltd 3.5% 4/21/2030 (c)		643,000	625,092
			1,322,723
Industrials - 0.0%
Marine Transportation - 0.0%
MISC Capital Two Labuan Ltd 3.75% 4/6/2027 (c)		1,150,000	1,138,006
TOTAL MALAYSIA			3,287,604
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (c)		2,109,000	2,109,000
MEXICO - 1.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Metalsa Sapi De Cv 3.75% 5/4/2031 (c)		660,000	553,575
Consumer Staples - 0.0%
Food Products - 0.0%
Gruma SAB de CV 5.761% 12/9/2054 (c)		690,000	673,185
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
FEL Energy VI SARL 5.75% 12/1/2040 (c)		460,765	441,816
Petroleos Mexicanos 10% 2/7/2033		4,400,000	4,913,216
Petroleos Mexicanos 4.5% 1/23/2026		1,327,000	1,316,981
Petroleos Mexicanos 5.35% 2/12/2028		758,000	742,719
Petroleos Mexicanos 5.95% 1/28/2031		70,800,000	66,339,601
Petroleos Mexicanos 6.35% 2/12/2048		12,441,000	9,315,323
Petroleos Mexicanos 6.49% 1/23/2027		345,000	345,466
Petroleos Mexicanos 6.5% 3/13/2027		474,000	476,133
Petroleos Mexicanos 6.5% 6/2/2041		237,000	192,598
Petroleos Mexicanos 6.625% 6/15/2035		2,975,000	2,686,425
Petroleos Mexicanos 6.7% 2/16/2032		25,917,000	24,853,107
Petroleos Mexicanos 6.75% 9/21/2047		11,528,000	8,998,180
Petroleos Mexicanos 6.875% 8/4/2026		46,000	46,189
Petroleos Mexicanos 6.95% 1/28/2060		8,485,000	6,571,633
Petroleos Mexicanos 7.69% 1/23/2050		69,655,000	59,401,087
Petroleos Mexicanos 8.75% 6/2/2029		800,000	846,920
			187,487,394
Financials - 0.0%
Banks - 0.0%
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.25% 9/10/2029 (c)		686,000	703,767
Capital Markets - 0.0%
Eagle Funding Luxco Sarl 5.5% 8/17/2030 (c)		1,700,000	1,724,752
TOTAL FINANCIALS			2,428,519

Industrials - 0.0%
Industrial Conglomerates - 0.0%
KUO SAB De CV 5.75% 7/7/2027 (c)		932,000	929,959
Materials - 0.1%
Chemicals - 0.1%
Braskem Idesa SAPI 7.45% 11/15/2029 (c)		769,000	555,841
Orbia Advance Corp SAB de CV 2.875% 5/11/2031 (c)		646,000	543,247
Orbia Advance Corp SAB de CV 6.8% 5/13/2030 (c)		1,215,000	1,242,945
			2,342,033
Metals & Mining - 0.0%
Fresnillo PLC 4.25% 10/2/2050 (c)		700,000	528,045
TOTAL MATERIALS			2,870,078

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy 7.875% 2/15/2039 (c)		741,209	790,703
Saavi Energia Sarl 8.875% 2/10/2035 (c)		1,125,000	1,195,661
			1,986,364
TOTAL MEXICO			196,929,074
MOROCCO - 0.0%
Materials - 0.0%
Chemicals - 0.0%
OCP SA 3.75% 6/23/2031 (c)		1,365,000	1,249,357
OCP SA 5.125% 6/23/2051 (c)		275,000	216,662
OCP SA 6.1% 4/30/2030 (c)		505,000	520,150
OCP SA 6.75% 5/2/2034 (c)		307,000	324,078
OCP SA 6.875% 4/25/2044 (c)		569,000	565,933
OCP SA 7.5% 5/2/2054 (c)		400,000	413,316

TOTAL MOROCCO			3,289,496
MULTI-NATIONAL - 0.0%
Financials - 0.0%
Banks - 0.0%
European Investment Bank 2.375% 5/15/2030 (o)	EUR	330,000	385,522
NETHERLANDS - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV 3.875% 2/16/2036 (o)	EUR	400,000	468,088
Media - 0.0%
Ziggo BV 4.875% 1/15/2030 (c)		752,000	705,723
TOTAL COMMUNICATION SERVICES			1,173,811

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
REWE International Finance BV 4.875% 9/13/2030 (o)	EUR	1,000,000	1,259,907
Financials - 0.0%
Banks - 0.0%
Cooperatieve Rabobank UA 1.125% 5/7/2031 (o)	EUR	900,000	943,446
Cooperatieve Rabobank UA 5.71% 1/21/2033 (c)(d)		1,430,000	1,504,312
ING Groep NV 3% 8/17/2031 (d)(o)	EUR	3,600,000	4,169,071
			6,616,829
Insurance - 0.0%
Argentum Netherlands BV 5.625% 8/15/2052 (d)(o)		2,430,000	2,445,561
TOTAL FINANCIALS			9,062,390

Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032		5,246,000	5,243,137
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035		14,938,000	14,842,437
			20,085,574
TOTAL NETHERLANDS			31,581,682
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 5.625% 11/29/2026 (c)		819,000	804,668
IHS Holding Ltd 6.25% 11/29/2028 (c)		695,000	686,963
IHS Holding Ltd 7.875% 5/29/2030 (c)		1,700,000	1,733,898
IHS Holding Ltd 8.25% 11/29/2031 (c)		1,248,000	1,283,643
			4,509,172
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
SEPLAT Energy PLC 9.125% 3/21/2030 (c)		435,000	446,828
Information Technology - 0.0%
Communications Equipment - 0.0%
IHS Netherlands Holdco BV 8% 9/18/2027 (c)		532,793	534,125
TOTAL NIGERIA			5,490,125
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Finance Ltd 8.375% 8/1/2030 (c)		541,000	561,838
TGS ASA 8.5% 1/15/2030 (c)		1,253,000	1,278,611
			1,840,449
Financials - 0.0%
Banks - 0.0%
DNB Bank ASA 0.25% 2/23/2029 (d)(o)	EUR	400,000	440,810
TOTAL NORWAY			2,281,259
PANAMA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd 7.125% 10/15/2032 (c)		3,154,000	3,205,253
Media - 0.0%
Telecomunicaciones Digitales SA 4.5% 1/30/2030 (c)		1,435,000	1,356,246
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 9% 1/15/2033 (c)		4,326,000	4,541,725
TOTAL COMMUNICATION SERVICES			9,103,224

Industrials - 0.0%
Air Freight & Logistics - 0.0%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (c)		348,000	265,698
TOTAL PANAMA			9,368,922
PARAGUAY - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Celular del Paraguay SA 5.875% 4/15/2027 (c)		400,000	399,376
PERU - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Camposol SA 6% 2/3/2027 (c)		558,000	548,765
Financials - 0.0%
Banks - 0.0%
Banco de Credito del Peru S.A. 5.8% 3/10/2035 (c)(d)		690,000	702,489
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Auna SA 10% 12/18/2029 (c)		1,110,000	1,173,159
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA 6.8% 2/4/2032 (c)		560,000	575,960
Volcan Cia Minera SAA 8.75% 1/24/2030 (c)		2,988,000	3,038,348
			3,614,308
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Niagara Energy SAC 5.746% 10/3/2034 (c)		825,000	833,807
TOTAL PERU			6,872,528
POLAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ORLEN SA 6% 1/30/2035 (c)		761,000	787,423
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
GTC Aurora Luxembourg SA 2.25% 6/23/2026 (o)	EUR	525,000	560,289
TOTAL POLAND			1,347,712
PORTUGAL - 0.0%
Financials - 0.0%
Insurance - 0.0%
Fidelidade - Co De Seguros SA/Portugal 4.25% 9/4/2031 (d)(o)	EUR	300,000	354,141
PUERTO RICO - 0.0%
Communication Services - 0.0%
Media - 0.0%
Lcpr Senior Secured Financing Dac 5.125% 7/15/2029 (c)		325,000	186,847
Lcpr Senior Secured Financing Dac 6.75% 10/15/2027 (c)		320,000	199,530

TOTAL PUERTO RICO			386,377
QATAR - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo International Finance Ltd 2.625% 4/8/2031 (c)		575,000	524,354
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
QatarEnergy 1.375% 9/12/2026 (c)		1,378,000	1,335,849
QatarEnergy 2.25% 7/12/2031 (c)		2,400,000	2,130,032
QatarEnergy 3.125% 7/12/2041 (c)		1,820,000	1,368,184
QatarEnergy 3.3% 7/12/2051 (c)		2,433,000	1,658,678
			6,492,743
TOTAL QATAR			7,017,097
SAUDI ARABIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EIG Pearl Holdings Sarl 3.545% 8/31/2036 (c)		2,291,020	2,064,470
Saudi Arabian Oil Co 2.25% 11/24/2030 (c)		2,445,000	2,203,850
Saudi Arabian Oil Co 3.25% 11/24/2050 (c)		985,000	646,731
Saudi Arabian Oil Co 3.5% 11/24/2070 (c)		1,009,000	627,048
Saudi Arabian Oil Co 3.5% 4/16/2029 (c)		1,740,000	1,693,211
Saudi Arabian Oil Co 4.25% 4/16/2039 (c)		2,467,000	2,211,888
Saudi Arabian Oil Co 4.375% 4/16/2049 (c)		295,000	238,248
Saudi Arabian Oil Co 5.875% 7/17/2064 (c)		200,000	189,774
Saudi Arabian Oil Co 6.375% 6/2/2055 (o)		1,095,000	1,128,463
			11,003,683
Financials - 0.0%
Financial Services - 0.0%
Gaci First Investment Co 5% 10/13/2027 (o)		1,050,000	1,063,787
Gaci First Investment Co 5.25% 10/13/2032 (o)		600,000	618,315
			1,682,102
Industrials - 0.0%
Construction & Engineering - 0.0%
Greensaif Pipelines Bidco Sarl 5.8528% 2/23/2036 (c)		850,000	880,175
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (c)		675,000	698,625
Greensaif Pipelines Bidco Sarl 6.129% 2/23/2038 (c)		1,614,000	1,703,367
Greensaif Pipelines Bidco Sarl 6.51% 2/23/2042 (c)		605,000	642,456
			3,924,623
Materials - 0.0%
Chemicals - 0.0%
Ma'aden Sukuk Ltd 5.25% 2/13/2030 (c)		905,000	929,776
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Dar Al-Arkan Sukuk Co Ltd 7.25% 7/2/2030 (o)		640,000	640,895
TOTAL SAUDI ARABIA			18,181,079
SERBIA - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
Telecommunications co Telekom Srbija AD Belgrade 7% 10/28/2029 (c)		710,000	714,050
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (c)		4,306,000	3,727,403
Wireless Telecommunication Services - 0.0%
MTN Mauritius Investments Ltd 6.5% 10/13/2026 (c)		492,000	495,423
TOTAL COMMUNICATION SERVICES			4,222,826

Industrials - 0.0%
Ground Transportation - 0.0%
Transnet/South Africa 8.25% 2/6/2028 (c)		395,000	413,911
Materials - 0.0%
Chemicals - 0.0%
Sasol Financing USA LLC 4.375% 9/18/2026		976,000	967,157
Sasol Financing USA LLC 5.5% 3/18/2031		210,000	177,046
Sasol Financing USA LLC 6.5% 9/27/2028		450,000	438,188
Sasol Financing USA LLC 8.75% 5/3/2029 (c)		305,000	307,658
			1,890,049
Metals & Mining - 0.0%
Windfall Mining Group Inc / Groupe Minier Windfall Inc 5.854% 5/13/2032 (c)		540,000	555,056
TOTAL MATERIALS			2,445,105

Utilities - 0.0%
Electric Utilities - 0.0%
Eskom Holdings 6.35% 8/10/2028 (c)		1,219,000	1,244,904
Eskom Holdings 8.45% 8/10/2028 (c)		667,000	708,060
			1,952,964
TOTAL SOUTH AFRICA			9,034,806
SPAIN - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/2035 (d)		1,200,000	1,260,732
CaixaBank SA 3.625% 9/19/2032 (d)(o)	EUR	1,300,000	1,538,257
CaixaBank SA 5.673% 3/15/2030 (c)(d)		610,000	634,129
			3,433,118
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (c)		509,000	493,230
TOTAL SPAIN			3,926,348
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Heimstaden Bostad AB 3.875% 11/5/2029 (o)	EUR	1,700,000	2,013,335
Samhallsbyggnadsbolaget I Norden Holding AB 2.25% 7/12/2027 (o)	EUR	1,465,000	1,581,187

TOTAL SWEDEN			3,594,522
SWITZERLAND - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
UBS Group AG 1.494% 8/10/2027 (c)(d)		2,024,000	1,969,947
UBS Group AG 2.125% 11/15/2029 (d)(o)	GBP	235,000	294,170
UBS Group AG 3.869% 1/12/2029 (c)(d)		2,611,000	2,586,343
UBS Group AG 4.125% 6/9/2033 (d)(o)	EUR	1,970,000	2,396,035
UBS Group AG 4.125% 9/24/2025 (c)		200,000	199,925
UBS Group AG 4.194% 4/1/2031 (c)(d)		35,709,000	35,288,927
UBS Group AG 4.55% 4/17/2026		250,000	250,373
UBS Group AG 4.75% 3/17/2032 (d)(o)	EUR	1,900,000	2,384,020
UBS Group AG 5.428% 2/8/2030 (c)(d)		17,700,000	18,281,819
UBS Group AG 5.699% 2/8/2035 (c)(d)		2,000,000	2,085,035
UBS Group AG 6.537% 8/12/2033 (c)(d)		11,099,000	12,171,010
			77,907,604
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (c)(d)		200,000	200,626
Zurich Finance Ireland Designated Activity Co 3.5% 5/2/2052 (d)(o)		1,605,000	1,438,944
			1,639,570
TOTAL FINANCIALS			79,547,174

Industrials - 0.0%
Aerospace & Defense - 0.0%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (c)		3,613,000	3,477,730
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (c)		1,618,000	1,635,350
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (c)		957,000	995,256
			6,108,336
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (c)		1,698,000	1,560,604
Consolidated Energy Finance SA 5.625% 10/15/2028 (c)		940,000	788,467
			2,349,071
Containers & Packaging - 0.0%
SIG Combibloc PurchaseCo Sarl 3.75% 3/19/2030 (o)	EUR	275,000	327,002
TOTAL MATERIALS			2,676,073

TOTAL SWITZERLAND			88,331,583
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (c)		3,970,000	4,108,950
THAILAND - 0.0%
Financials - 0.0%
Financial Services - 0.0%
PTT Treasury Center Co Ltd 3.7% 7/16/2070 (c)		1,089,000	729,510
TURKEY - 0.0%
Financials - 0.0%
Banks - 0.0%
Turkiye Ihracat Kredi Bankasi AS 6.875% 7/3/2028 (c)		600,000	609,504
Turkiye Ihracat Kredi Bankasi AS 9% 1/28/2027 (c)		500,000	525,000
			1,134,504
Industrials - 0.0%
Transportation Infrastructure - 0.0%
TAV Havalimanlari Holding AS 8.5% 12/7/2028 (c)		305,000	320,061
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Aydem Yenilenebilir Enerji AS 7.75% 2/2/2027 (c)		452,000	446,264
TOTAL TURKEY			1,900,829
UKRAINE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.625% 11/8/2028 pay-in-kind (c)		583,780	459,727
UNITED ARAB EMIRATES - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Adnoc Murban Rsc Ltd 5.125% 9/11/2054 (c)		575,000	538,344
Galaxy Pipeline Assets Bidco Ltd 2.16% 3/31/2034 (c)		447,450	402,481
Galaxy Pipeline Assets Bidco Ltd 2.625% 3/31/2036 (c)		2,550,000	2,220,107
			3,160,932
Financials - 0.1%
Financial Services - 0.1%
Abu Dhabi Developmental Holding Co PJSC 5.25% 10/2/2054 (c)		755,000	723,388
Abu Dhabi Developmental Holding Co PJSC 5.5% 5/8/2034 (c)		410,000	431,886
MDGH GMTN RSC Ltd 2.875% 11/7/2029 (c)		1,128,000	1,068,428
MDGH GMTN RSC Ltd 4.375% 11/22/2033 (c)		402,000	392,591
MDGH GMTN RSC Ltd 5.084% 5/22/2053 (c)		900,000	831,654
MDGH GMTN RSC Ltd Series 1, 5.5% 4/28/2033 (c)		486,000	513,036
Sobha Sukuk Ltd 8.75% 7/17/2028 (o)		370,000	385,758
			4,346,741
Industrials - 0.0%
Transportation Infrastructure - 0.0%
DP World Crescent Ltd 3.7495% 1/30/2030 (c)		1,133,000	1,095,823
DP World Ltd/United Arab Emirates 5.625% 9/25/2048 (c)		762,000	735,438
			1,831,261
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Aldar Properties PJSC 6.6227% 4/15/2055 (d)(o)		545,000	567,481
Alpha Star Holding IX Ltd 7% 8/26/2028 (o)		635,000	649,370
Alpha Star Holding VIII Ltd 8.375% 4/12/2027 (o)		400,000	415,625
			1,632,476
Utilities - 0.0%
Multi-Utilities - 0.0%
Abu Dhabi National Energy Co PJSC 4% 10/3/2049 (c)		900,000	706,500
Abu Dhabi National Energy Co PJSC 4.375% 1/24/2029 (c)		484,000	485,123
Abu Dhabi National Energy Co PJSC 4.696% 4/24/2033 (c)		468,000	468,987
Abu Dhabi National Energy Co PJSC 4.75% 3/9/2037 (c)		774,000	755,618
Abu Dhabi National Energy Co PJSC 4.875% 4/23/2030 (c)		263,000	269,422
			2,685,650
TOTAL UNITED ARAB EMIRATES			13,657,060
UNITED KINGDOM - 1.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect Finco Sarl / Connect Us Finco LLC 9% 9/15/2029 (c)		566,000	589,585
Virgin Media Finance PLC 5% 7/15/2030 (c)		1,083,000	990,456
			1,580,041
Media - 0.0%
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (c)		2,254,000	2,116,062
Wireless Telecommunication Services - 0.0%
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (c)		1,882,000	1,737,093
Vodafone Group PLC 4.875% 10/3/2078 (d)(o)	GBP	385,000	520,023
			2,257,116
TOTAL COMMUNICATION SERVICES			5,953,219

Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (c)		1,169,000	1,227,450
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (c)		540,000	577,561
Macquarie Airfinance Holdings Ltd 8.125% 3/30/2029 (c)		1,118,000	1,165,473
			2,970,484
Broadline Retail - 0.0%
John Lewis PLC 4.25% 12/18/2034 (o)	GBP	450,000	490,964
Hotels, Restaurants & Leisure - 0.0%
Whitbread Group PLC 2.375% 5/31/2027 (o)	GBP	100,000	129,305
Household Durables - 0.0%
Berkeley Group PLC/The 2.5% 8/11/2031 (o)	GBP	1,755,000	1,992,318
Specialty Retail - 0.0%
Belron UK Finance PLC 5.75% 10/15/2029 (c)		1,964,000	1,988,711
TOTAL CONSUMER DISCRETIONARY			7,571,782

Consumer Staples - 0.4%
Tobacco - 0.4%
BAT Capital Corp 4.7% 4/2/2027		2,539,000	2,552,502
BAT Capital Corp 4.906% 4/2/2030		46,711,000	47,497,328
BAT Capital Corp 5.282% 4/2/2050		1,336,000	1,183,508
BAT Capital Corp 5.834% 2/20/2031		4,149,000	4,387,666
BAT Capital Corp 6.421% 8/2/2033		5,940,000	6,476,079
BAT International Finance PLC 4.125% 4/12/2032 (o)	EUR	2,190,000	2,644,079
Imperial Brands Finance Netherlands BV 5.25% 2/15/2031 (o)	EUR	2,010,000	2,549,126
Imperial Brands Finance PLC 6.125% 7/27/2027 (c)		3,927,000	4,054,845
Reynolds American Inc 5.7% 8/15/2035		551,000	567,072
Reynolds American Inc 5.85% 8/15/2045		90,000	86,830
			71,999,035
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG Global Finance PLC 12% 11/30/2028 (c)		5,293,000	5,844,018
Harbour Energy PLC 5.5% 10/15/2026 (c)		190,000	187,247
			6,031,265
Financials - 0.7%
Banks - 0.6%
Barclays PLC 2.279% 11/24/2027 (d)		7,150,000	6,974,848
Barclays PLC 2.645% 6/24/2031 (d)		7,658,000	7,024,246
Barclays PLC 3.543% 8/14/2031 (d)(o)	EUR	2,000,000	2,359,416
Barclays PLC 5.335% 9/10/2035 (d)		2,500,000	2,502,882
Barclays PLC 5.69% 3/12/2030 (d)		39,823,000	41,436,955
Barclays PLC 5.829% 5/9/2027 (d)		3,236,000	3,265,334
Barclays PLC 6.224% 5/9/2034 (d)		7,051,000	7,525,941
Barclays PLC 6.49% 9/13/2029 (d)		12,991,000	13,770,380
Barclays PLC 7.437% 11/2/2033 (d)		3,625,000	4,139,494
Barclays PLC 8.407% 11/14/2032 (d)(o)	GBP	200,000	288,476
HSBC Holdings PLC 4.856% 5/23/2033 (d)(o)	EUR	775,000	977,375
HSBC Holdings PLC 5.813% 5/22/2033 (d)(o)	GBP	725,000	1,004,239
HSBC Holdings PLC 6.254% 3/9/2034 (d)		500,000	539,955
HSBC Holdings PLC 8.201% 11/16/2034 (d)(o)	GBP	400,000	592,956
Lloyds Banking Group PLC 4.75% 9/21/2031 (d)(o)	EUR	2,480,000	3,108,704
NatWest Group PLC 2.105% 11/28/2031 (d)(o)	GBP	1,185,000	1,554,505
NatWest Group PLC 3.073% 5/22/2028 (d)		5,395,000	5,292,130
NatWest Group PLC 5.847% 3/2/2027 (d)		5,629,000	5,668,972
NatWest Group PLC 7.416% 6/6/2033 (d)(o)	GBP	380,000	540,870
Santander UK Group Holdings PLC 3.625% 1/14/2026 (o)	GBP	358,000	482,364
Standard Chartered PLC 3.864% 3/17/2033 (d)(o)	EUR	700,000	829,340
Virgin Money UK PLC 7.625% 8/23/2029 (d)(o)	GBP	1,135,000	1,654,160
			111,533,542
Consumer Finance - 0.0%
Motability Operations Group PLC 3.625% 1/22/2033 (o)	EUR	975,000	1,146,544
Financial Services - 0.0%
Nationwide Building Society 4% 7/30/2035 (d)(o)	EUR	400,000	474,728
Insurance - 0.1%
Admiral Group PLC 8.5% 1/6/2034 (o)	GBP	975,000	1,497,091
TOTAL FINANCIALS			114,651,905

Health Care - 0.0%
Health Care Providers & Services - 0.0%
180 Medical Inc 3.875% 10/15/2029 (c)		1,045,000	1,002,303
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 4.875% 9/26/2031 (o)	EUR	1,590,000	1,601,448
Trading Companies & Distributors - 0.0%
Travis Perkins PLC 3.75% 2/17/2026 (o)	GBP	197,000	262,532
Transportation Infrastructure - 0.0%
Heathrow Funding Ltd 6% 3/5/2032 (o)	GBP	1,000,000	1,359,241
TOTAL INDUSTRIALS			3,223,221

Real Estate - 0.0%
Office REITs - 0.0%
Great Portland Estates PLC 5.375% 9/25/2031 (o)	GBP	400,000	538,182
Real Estate Management & Development - 0.0%
Titanium Ruth Holdco Ltd 0.95% 6/2/2026 (o)	EUR	510,000	589,679
TOTAL REAL ESTATE			1,127,861

Utilities - 0.1%
Electric Utilities - 0.0%
London Power Networks PLC 3.837% 6/11/2037 (o)	EUR	575,000	673,702
NGG Finance PLC 2.125% 9/5/2082 (d)(o)	EUR	805,000	922,827
Scottish Hydro Electric Transmission PLC 3.375% 9/4/2032 (o)	EUR	800,000	937,562
			2,534,091
Independent Power and Renewable Electricity Producers - 0.0%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (c)		2,561,000	2,597,617
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (c)		1,504,000	1,552,880
			4,150,497
Water Utilities - 0.1%
Anglian Water Osprey Financing PLC 2% 7/31/2028 (o)	GBP	180,000	216,912
Anglian Water Services Financing PLC 5.875% 6/20/2031 (o)	GBP	810,000	1,117,075
Anglian Water Services Financing PLC 6.25% 9/12/2044 (o)	GBP	350,000	443,497
Anglian Water Services Financing PLC 6.293% 7/30/2030 (o)	GBP	625,000	875,399
Severn Trent Utilities Finance PLC 3.875% 8/4/2035 (o)	EUR	1,025,000	1,198,743
Severn Trent Utilities Finance PLC 4.625% 11/30/2034 (o)	GBP	385,000	484,611
South West Water Finance PLC 5.75% 12/11/2032 (o)	GBP	175,000	240,075
SW Finance I PLC 6.875% 8/7/2032 (o)	GBP	600,000	817,601
SW Finance I PLC 7.375% 12/12/2041 (o)	GBP	404,000	537,486
United Utilities Water Finance PLC 3.5% 2/27/2033 (o)	EUR	625,000	726,485
Wessex Water Services Finance PLC 6.125% 9/19/2034 (o)	GBP	650,000	878,790
Yorkshire Water Finance PLC 6% 7/22/2033 (o)	GBP	650,000	873,312
			8,409,986
TOTAL UTILITIES			15,094,574

TOTAL UNITED KINGDOM			226,655,165
UNITED STATES - 21.4%
Communication Services - 1.8%
Diversified Telecommunication Services - 0.3%
AT&T Inc 3.8% 12/1/2057		3,772,000	2,595,662
AT&T Inc 4.3% 2/15/2030		565,000	565,867
AT&T Inc 4.5% 3/9/2048		10,000	8,250
Cablevision Lightpath LLC 3.875% 9/15/2027 (c)		520,000	513,017
Cablevision Lightpath LLC 5.625% 9/15/2028 (c)		1,021,000	1,011,789
Connect Holding II LLC 10.5% 4/3/2031 (c)		1,078,000	1,060,955
Frontier Communications Holdings LLC 5% 5/1/2028 (c)		770,000	768,000
Level 3 Financing Inc 10% 10/15/2032 (c)		185,000	185,694
Level 3 Financing Inc 3.625% 1/15/2029 (c)		927,000	787,950
Level 3 Financing Inc 3.75% 7/15/2029 (c)		975,000	814,125
Level 3 Financing Inc 3.875% 10/15/2030 (c)		1,745,000	1,483,250
Level 3 Financing Inc 4% 4/15/2031 (c)		470,000	393,625
Level 3 Financing Inc 4.25% 7/1/2028 (c)		170,000	155,974
Level 3 Financing Inc 4.5% 4/1/2030 (c)		2,110,000	1,893,725
Level 3 Financing Inc 4.875% 6/15/2029 (c)		625,000	582,813
Level 3 Financing Inc 6.875% 6/30/2033 (c)		2,885,000	2,910,893
Level 3 Financing Inc 7% 3/31/2034 (c)		1,808,000	1,820,280
Lumen Technologies Inc 4.125% 4/15/2030 (c)		310,000	303,800
Lumen Technologies Inc 4.5% 1/15/2029 (c)		200,000	181,999
Verizon Communications Inc 2.355% 3/15/2032		3,500,000	3,038,432
Verizon Communications Inc 2.55% 3/21/2031		37,492,000	34,001,756
Verizon Communications Inc 4.78% 2/15/2035		1,873,000	1,826,311
			56,904,167
Interactive Media & Services - 0.0%
Alphabet Inc 3.375% 5/6/2037	EUR	220,000	251,800
Alphabet Inc 3.875% 5/6/2045	EUR	200,000	226,925
Alphabet Inc 4% 5/6/2054	EUR	200,000	223,642
Snap Inc 6.875% 3/1/2033 (c)		1,206,000	1,218,535
Snap Inc 6.875% 3/15/2034 (c)		585,000	586,529
			2,507,431
Media - 1.2%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (c)		1,686,000	1,399,496
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (c)		1,969,000	1,709,638
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (c)		1,803,000	1,663,114
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032		3,683,000	3,367,940
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 6/1/2033 (c)		3,700,000	3,300,252
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 3/1/2030 (c)		3,489,000	3,353,166
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (c)		1,000,000	991,855
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (c)		1,769,000	1,755,262
Charter Communications Operating LLC / Charter Communications Operating Capital 2.25% 1/15/2029		7,871,000	7,323,070
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032		6,710,000	5,685,085
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033		61,552,000	57,869,441
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053		39,671,000	32,426,198
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047		9,464,000	8,042,247
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063		3,337,000	2,731,397
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048		2,636,000	2,349,253
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029		10,972,000	11,532,999
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045		12,263,000	11,927,854
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034		11,872,000	12,593,700
Clear Channel Outdoor Holdings Inc 7.125% 2/15/2031 (c)		1,865,000	1,894,426
Clear Channel Outdoor Holdings Inc 7.5% 3/15/2033 (c)		1,865,000	1,898,294
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (c)		1,051,000	977,107
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (c)		1,827,000	1,903,132
CMG Media Corp 8.875% 6/18/2029 (c)		412,000	383,871
Comcast Corp 3.9% 3/1/2038		71,000	61,816
Comcast Corp 4.65% 7/15/2042		407,000	361,127
CSC Holdings LLC 3.375% 2/15/2031 (c)		3,780,000	2,417,683
CSC Holdings LLC 4.125% 12/1/2030 (c)		1,870,000	1,225,294
CSC Holdings LLC 4.625% 12/1/2030 (c)		3,995,000	1,750,280
CSC Holdings LLC 5.375% 2/1/2028 (c)		1,430,000	1,312,348
CSC Holdings LLC 5.5% 4/15/2027 (c)		600,000	577,026
DISH DBS Corp 5.125% 6/1/2029		4,965,000	4,098,611
DISH DBS Corp 5.25% 12/1/2026 (c)		250,000	242,509
DISH DBS Corp 7.375% 7/1/2028		874,000	790,970
DISH DBS Corp 7.75% 7/1/2026		370,000	359,825
DISH Network Corp 11.75% 11/15/2027 (c)		1,240,000	1,311,013
Dotdash Meredith Inc 7.625% 6/15/2032 (c)		1,210,000	1,185,439
EchoStar Corp 10.75% 11/30/2029		1,494,578	1,608,539
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (d)		7,570,750	7,469,075
EW Scripps Co/The 9.875% 8/15/2030 (c)		635,000	596,924
Outfront Media Capital LLC / Outfront Media Capital Corp 7.375% 2/15/2031 (c)		1,649,000	1,740,066
Time Warner Cable LLC 5.5% 9/1/2041		116,000	104,812
Time Warner Cable LLC 5.875% 11/15/2040		1,356,000	1,295,598
Time Warner Cable LLC 6.55% 5/1/2037		857,000	887,722
Time Warner Cable LLC 6.75% 6/15/2039		1,074,000	1,112,084
Time Warner Cable LLC 7.3% 7/1/2038		211,000	229,793
Univision Communications Inc 4.5% 5/1/2029 (c)(q)		1,712,000	1,605,754
Univision Communications Inc 7.375% 6/30/2030 (c)		1,279,000	1,285,984
Univision Communications Inc 8% 8/15/2028 (c)		999,000	1,036,889
Univision Communications Inc 8.5% 7/31/2031 (c)(q)		4,035,000	4,157,911
Univision Communications Inc 9.375% 8/1/2032 (c)		2,755,000	2,901,268
Warnermedia Holdings Inc 4.693% 5/17/2033	EUR	369,000	383,933
			219,189,090
Wireless Telecommunication Services - 0.3%
T-Mobile USA Inc 2.25% 11/15/2031		26,458,000	23,149,730
T-Mobile USA Inc 3.875% 4/15/2030		39,450,000	38,640,952
T-Mobile USA Inc 4.5% 4/15/2050		207,000	169,176
T-Mobile USA Inc 5.05% 7/15/2033		7,428,000	7,504,197
			69,464,055
TOTAL COMMUNICATION SERVICES			348,064,743

Consumer Discretionary - 0.7%
Automobile Components - 0.0%
Adient Global Holdings Ltd 7.5% 2/15/2033 (c)		1,299,000	1,352,838
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (c)		1,261,000	1,306,673
Patrick Industries Inc 6.375% 11/1/2032 (c)		691,000	700,952
			3,360,463
Automobiles - 0.0%
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (c)		3,078,000	2,908,371
Stellantis Finance US Inc 5.75% 3/18/2030 (c)		1,235,000	1,250,331
			4,158,702
Broadline Retail - 0.0%
GrubHub Holdings Inc 5.5% 7/1/2027 (c)		1,427,000	1,422,089
Nordstrom Inc 4.25% 8/1/2031		374,000	329,457
Nordstrom Inc 4.375% 4/1/2030 (q)		1,668,000	1,536,117
Saks Global Enterprises LLC 11% 12/15/2029 (c)		1,844,322	728,322
Wayfair LLC 7.25% 10/31/2029 (c)(q)		3,282,000	3,346,422
Wayfair LLC 7.75% 9/15/2030 (c)		4,116,000	4,252,462
			11,614,869
Diversified Consumer Services - 0.1%
Service Corp International/US 5.75% 10/15/2032		689,000	695,846
Sotheby's 7.375% 10/15/2027 (c)		2,082,000	2,059,083
StoneMor Inc 8.5% 5/15/2029 (c)		2,840,000	2,739,832
TKC Holdings Inc 10.5% 5/15/2029 (c)		2,614,000	2,668,855
TKC Holdings Inc 6.875% 5/15/2028 (c)		1,722,000	1,729,795
WASH Multifamily Acquisition Inc 5.75% 4/15/2026 (c)(q)		3,075,000	3,073,278
			12,966,689
Hotels, Restaurants & Leisure - 0.3%
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer Inc 9.5% 7/1/2032 (c)		1,737,000	1,801,414
Caesars Entertainment Inc 6% 10/15/2032 (c)(q)		1,775,000	1,740,304
Caesars Entertainment Inc 6.5% 2/15/2032 (c)		1,869,000	1,916,069
Caesars Entertainment Inc 7% 2/15/2030 (c)		975,000	1,008,265
Carnival Corp 5.75% 3/15/2030 (c)		2,277,000	2,334,276
Carnival Corp 5.75% 8/1/2032 (c)		565,000	574,888
Carnival Corp 5.875% 6/15/2031 (c)		2,335,000	2,393,715
Carnival Corp 6% 5/1/2029 (c)		1,412,000	1,430,309
Carnival Corp 6.125% 2/15/2033 (c)		1,222,000	1,254,858
CEC Entertainment LLC 6.75% 5/1/2026 (c)		2,164,000	2,155,186
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (c)		500,000	477,975
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (c)		3,844,000	3,615,089
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (c)		3,006,000	2,743,780
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (c)		1,125,000	1,134,281
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (c)		714,000	728,661
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (c)		525,000	534,610
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (c)(q)		981,000	1,007,538
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (c)		2,252,000	2,297,934
Life Time Inc 6% 11/15/2031 (c)		2,166,000	2,189,039
Lindblad Expeditions LLC 7% 9/15/2030 (c)		670,000	686,148
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (c)		1,415,000	1,137,933
McDonald's Corp 3.5% 5/21/2032 (o)	EUR	925,000	1,090,412
McDonald's Corp 3.5% 7/1/2027		139,000	137,762
McDonald's Corp 4.2% 4/1/2050		1,792,000	1,428,023
MGM Resorts International 6.5% 4/15/2032 (q)		1,526,000	1,566,059
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 11.875% 4/15/2031 (c)		1,292,000	1,361,047
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 8.25% 4/15/2030 (c)		1,051,000	1,086,109
NCL Corp Ltd 6.75% 2/1/2032 (c)		915,000	943,651
NCL Corp Ltd 7.75% 2/15/2029 (c)		1,399,000	1,494,574
Royal Caribbean Cruises Ltd 4.25% 7/1/2026 (c)		1,046,000	1,044,117
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (c)		557,000	561,546
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (c)		767,000	779,255
Royal Caribbean Cruises Ltd 6% 2/1/2033 (c)		1,075,000	1,102,919
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (c)		1,711,000	1,765,889
Station Casinos LLC 6.625% 3/15/2032 (c)		1,312,000	1,349,430
Travel + Leisure Co 6.125% 9/1/2033 (c)		588,000	590,145
Viking Cruises Ltd 9.125% 7/15/2031 (c)		1,087,000	1,171,141
VOC Escrow Ltd 5% 2/15/2028 (c)		228,000	226,682
Yum! Brands Inc 3.625% 3/15/2031		47,000	43,612
Yum! Brands Inc 4.625% 1/31/2032		2,156,000	2,084,046
Yum! Brands Inc 5.375% 4/1/2032 (q)		952,000	957,698
			53,946,389
Household Durables - 0.1%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 4/1/2030 (c)(q)		1,276,000	1,203,950
Ashton Woods USA LLC / Ashton Woods Finance Co 6.875% 8/1/2033 (c)		570,000	571,119
Beazer Homes USA Inc 7.5% 3/15/2031 (c)		1,329,000	1,350,730
LGI Homes Inc 4% 7/15/2029 (c)		708,000	647,160
LGI Homes Inc 7% 11/15/2032 (c)		2,785,000	2,716,086
LGI Homes Inc 8.75% 12/15/2028 (c)		584,000	611,727
New Home Co Inc/The 8.5% 11/1/2030 (c)		831,000	861,885
Newell Brands Inc 6.375% 5/15/2030 (q)		1,025,000	1,011,521
Newell Brands Inc 6.625% 5/15/2032 (q)		791,000	772,582
Newell Brands Inc 6.625% 9/15/2029		1,045,000	1,050,079
Newell Brands Inc 6.875% 4/1/2036 (f)		460,000	449,499
Newell Brands Inc 7% 4/1/2046 (f)		655,000	569,183
Newell Brands Inc 8.5% 6/1/2028 (c)		1,595,000	1,683,881
TopBuild Corp 4.125% 2/15/2032 (c)		1,174,000	1,094,175
Whirlpool Corp 5.75% 3/1/2034		125,000	121,232
Whirlpool Corp 6.125% 6/15/2030		2,504,000	2,531,834
Whirlpool Corp 6.5% 6/15/2033		2,293,000	2,309,025
			19,555,668
Specialty Retail - 0.2%
AutoNation Inc 4.75% 6/1/2030		127,000	127,452
AutoZone Inc 4% 4/15/2030		4,169,000	4,113,104
Carvana Co 4.875% 9/1/2029 (c)		585,000	532,426
Carvana Co 5.625% 10/1/2025 (c)		3,780,000	3,770,550
Carvana Co 5.875% 10/1/2028 (c)		650,000	621,049
Carvana Co 9% 12/1/2028 pay-in-kind (c)(d)		1,158,925	1,185,314
Carvana Co 9% 6/1/2030 pay-in-kind (c)(d)		330,425	345,639
Carvana Co 9% 6/1/2031 pay-in-kind (c)(d)		2,614,625	2,966,522
Champions Financing Inc 8.75% 2/15/2029 (c)(q)		619,000	592,205
LBM Acquisition LLC 6.25% 1/15/2029 (c)		1,042,000	955,913
LBM Acquisition LLC 9.5% 6/15/2031 (c)		2,450,000	2,567,649
Lowe's Cos Inc 3.35% 4/1/2027		91,000	89,953
Lowe's Cos Inc 3.75% 4/1/2032		20,893,000	19,839,074
Lowe's Cos Inc 4.25% 4/1/2052		2,201,000	1,705,290
Lowe's Cos Inc 4.5% 4/15/2030		86,000	87,088
Lowe's Cos Inc 5.625% 4/15/2053		21,000	20,049
O'Reilly Automotive Inc 4.2% 4/1/2030		188,000	187,529
Sally Holdings LLC / Sally Capital Inc 6.75% 3/1/2032 (q)		1,113,000	1,154,730
SGUS LLC 11% 12/15/2029 (c)		781,314	686,762
Staples Inc 10.75% 9/1/2029 (c)		3,000,000	2,872,500
Staples Inc 12.75% 1/15/2030 (c)		1,365,699	972,108
TJX Cos Inc/The 3.875% 4/15/2030		4,000	3,971
Wand NewCo 3 Inc 7.625% 1/30/2032 (c)(q)		963,000	1,018,867
			46,415,744
Textiles, Apparel & Luxury Goods - 0.0%
Wolverine World Wide Inc 4% 8/15/2029 (c)		647,000	594,997
TOTAL CONSUMER DISCRETIONARY			152,613,521

Consumer Staples - 0.3%
Beverages - 0.0%
Molson Coors Beverage Co 3% 7/15/2026		4,389,000	4,338,250
Consumer Staples Distribution & Retail - 0.2%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (c)		1,824,000	1,734,194
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (c)		2,133,000	2,100,667
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (c)		1,196,000	1,223,377
C&S Group Enterprises LLC 5% 12/15/2028 (c)		1,972,000	1,793,038
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (c)		2,882,000	3,033,936
Kroger Co/The 5% 9/15/2034		5,025,000	5,008,330
Mars Inc 4.8% 3/1/2030 (c)		11,232,000	11,446,628
Mars Inc 5% 3/1/2032 (c)		10,672,000	10,892,512
Performance Food Group Inc 6.125% 9/15/2032 (c)		1,128,000	1,154,526
Sysco Corp 5.95% 4/1/2030		948,000	1,008,308
Sysco Corp 6.6% 4/1/2050		530,000	571,228
US Foods Inc 4.75% 2/15/2029 (c)		1,550,000	1,526,735
US Foods Inc 5.75% 4/15/2033 (c)		972,000	975,174
US Foods Inc 6.875% 9/15/2028 (c)		783,000	806,730
			43,275,383
Food Products - 0.1%
Fiesta Purchaser Inc 7.875% 3/1/2031 (c)		915,000	971,048
Fiesta Purchaser Inc 9.625% 9/15/2032 (c)		794,000	853,082
JBS USA Food Co 3.625% 1/15/2032 (c)		165,000	152,075
Lamb Weston Holdings Inc 4.125% 1/31/2030 (c)		1,346,000	1,290,480
Lamb Weston Holdings Inc 4.375% 1/31/2032 (c)		2,020,000	1,900,227
Post Holdings Inc 4.625% 4/15/2030 (c)		1,449,000	1,397,391
Post Holdings Inc 5.5% 12/15/2029 (c)		1,683,000	1,677,774
Post Holdings Inc 6.25% 10/15/2034 (c)		713,000	717,223
Post Holdings Inc 6.25% 2/15/2032 (c)		1,172,000	1,203,956
Post Holdings Inc 6.375% 3/1/2033 (c)		1,031,000	1,041,469
			11,204,725
Household Products - 0.0%
Resideo Funding Inc 6.5% 7/15/2032 (c)		884,000	902,636
Tobacco - 0.0%
Altria Group Inc 3.875% 9/16/2046		703,000	523,383
Altria Group Inc 4.25% 8/9/2042		448,000	367,060
Altria Group Inc 4.5% 5/2/2043		289,000	241,626
Altria Group Inc 4.8% 2/14/2029		36,000	36,572
Altria Group Inc 5.95% 2/14/2049		300,000	298,223
Philip Morris International Inc 3.25% 6/6/2032	EUR	1,975,000	2,292,109
			3,758,973
TOTAL CONSUMER STAPLES			63,479,967

Energy - 2.7%
Energy Equipment & Services - 0.1%
Halliburton Co 3.8% 11/15/2025		2,000	1,996
Halliburton Co 4.85% 11/15/2035		55,000	53,598
Nabors Industries Inc 7.375% 5/15/2027 (c)		912,000	927,200
Nabors Industries Inc 8.875% 8/15/2031 (c)		1,165,000	1,049,213
Nabors Industries Inc 9.125% 1/31/2030 (c)		511,000	523,637
Nabors Industries Ltd 7.5% 1/15/2028 (c)		1,490,000	1,495,638
Star Holding LLC 8.75% 8/1/2031 (c)		760,000	757,209
Transocean Aquila Ltd 8% 9/30/2028 (c)		478,631	491,455
Transocean Inc 8% 2/1/2027 (c)		2,658,000	2,653,310
Transocean Inc 8.25% 5/15/2029 (c)		1,164,000	1,125,907
Transocean Inc 8.5% 5/15/2031 (c)		1,072,000	1,007,223
Transocean Inc 8.75% 2/15/2030 (c)		683,250	723,347
USA Compression Partners LP / USA Compression Finance Corp 6.875% 9/1/2027		2,416,000	2,416,515
Valaris Ltd 8.375% 4/30/2030 (c)		1,808,000	1,882,283
			15,108,531
Oil, Gas & Consumable Fuels - 2.6%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.375% 6/15/2029 (c)		541,000	537,773
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 3/1/2027 (c)		208,000	207,949
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 7/15/2033 (c)		578,000	586,731
California Resources Corp 7.125% 2/1/2026 (c)		291,000	290,040
California Resources Corp 8.25% 6/15/2029 (c)		3,562,000	3,680,173
Calumet Specialty Products Partners LP / Calumet Finance Corp 8.125% 1/15/2027 (c)		1,059,000	1,056,270
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (c)		2,903,000	2,849,262
CITGO Petroleum Corp 6.375% 6/15/2026 (c)		3,107,000	3,105,023
CITGO Petroleum Corp 8.375% 1/15/2029 (c)		1,063,000	1,108,617
CNX Midstream Partners LP 4.75% 4/15/2030 (c)		1,280,000	1,214,185
CNX Resources Corp 6% 1/15/2029 (c)		248,000	248,534
CNX Resources Corp 7.25% 3/1/2032 (c)		1,977,000	2,051,426
CNX Resources Corp 7.375% 1/15/2031 (c)		567,000	588,045
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (c)		18,627,000	19,809,092
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (c)		8,420,000	8,913,166
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (c)		423,000	439,685
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (c)		762,000	788,301
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (c)		406,000	428,747
Comstock Resources Inc 5.875% 1/15/2030 (c)		2,045,000	1,919,274
Comstock Resources Inc 6.75% 3/1/2029 (c)		1,397,000	1,377,226
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (c)		2,007,000	2,152,369
CVR Energy Inc 8.5% 1/15/2029 (c)		1,539,000	1,555,580
DCP Midstream Operating LP 5.125% 5/15/2029		1,290,000	1,318,159
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (c)		3,096,000	3,107,907
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375% 6/30/2033 (c)		420,000	420,273
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (c)		1,460,000	1,526,148
Energy Transfer LP 3.75% 5/15/2030		57,521,000	55,763,647
Energy Transfer LP 4.95% 6/15/2028		141,000	143,195
Energy Transfer LP 5% 5/15/2050		5,130,000	4,257,613
Energy Transfer LP 5.25% 4/15/2029		3,592,000	3,693,566
Energy Transfer LP 5.4% 10/1/2047		19,561,000	17,427,976
Energy Transfer LP 5.8% 6/15/2038		309,000	311,527
Energy Transfer LP 6% 6/15/2048		2,386,000	2,287,476
Energy Transfer LP 6.25% 4/15/2049		109,000	106,873
Energy Transfer LP 6.5% 2/15/2056 (d)		117,000	116,236
Energy Transfer LP 6.55% 12/1/2033		6,213,000	6,730,103
Energy Transfer LP 6.75% 2/15/2056 (d)		117,000	116,427
Energy Transfer LP 7.375% 2/1/2031 (c)(q)		7,098,000	7,425,052
Enterprise Products Operating LLC 3.7% 2/15/2026		5,310,000	5,292,334
Excelerate Energy LP 8% 5/15/2030 (c)		1,321,000	1,406,716
Exxon Mobil Corp 3.482% 3/19/2030		2,903,000	2,840,338
Genesis Energy LP / Genesis Energy Finance Corp 8% 5/15/2033		2,578,000	2,692,855
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		1,775,000	1,798,796
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (c)		450,000	460,574
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (c)		200,000	210,249
Harvest Midstream I LP 7.5% 5/15/2032 (c)		1,054,000	1,085,212
Harvest Midstream I LP 7.5% 9/1/2028 (c)		1,705,000	1,723,314
Hess Corp 5.6% 2/15/2041		20,000	20,288
Hess Corp 5.8% 4/1/2047		608,000	614,505
Hess Corp 7.125% 3/15/2033		12,189,000	14,030,192
Hess Corp 7.3% 8/15/2031		5,397,000	6,222,096
Hess Corp 7.875% 10/1/2029		403,000	458,171
Hess Midstream Operations LP 4.25% 2/15/2030 (c)		626,000	607,868
Hess Midstream Operations LP 5.125% 6/15/2028 (c)		2,059,000	2,054,424
Hess Midstream Operations LP 5.5% 10/15/2030 (c)		379,000	381,060
Hess Midstream Operations LP 5.875% 3/1/2028 (c)		1,075,000	1,093,020
Hess Midstream Operations LP 6.5% 6/1/2029 (c)		650,000	672,074
Howard Midstream Energy Partners LLC 6.625% 1/15/2034 (c)		580,000	589,477
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (c)		905,000	943,751
Kinder Morgan Energy Partners LP 5.5% 3/1/2044		287,000	270,486
Kinder Morgan Energy Partners LP 6.55% 9/15/2040		13,000	13,873
Kinder Morgan Inc 5.05% 2/15/2046		34,000	29,832
Kinder Morgan Inc 5.55% 6/1/2045		193,000	181,432
Kinetik Holdings LP 5.875% 6/15/2030 (c)(q)		1,141,000	1,150,772
Kinetik Holdings LP 6.625% 12/15/2028 (c)		2,243,000	2,307,637
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (c)		1,268,000	1,254,017
MPLX LP 2.65% 8/15/2030		33,444,000	30,576,322
MPLX LP 4.8% 2/15/2029		43,000	43,554
MPLX LP 4.95% 9/1/2032		14,376,000	14,290,103
MPLX LP 5.5% 2/15/2049		249,000	224,130
MPLX LP 5.5% 6/1/2034		2,055,000	2,072,235
New Fortress Energy Inc 6.5% 9/30/2026 (c)		590,000	206,500
Northern Oil & Gas Inc 8.125% 3/1/2028 (c)		1,643,000	1,655,392
Northern Oil & Gas Inc 8.75% 6/15/2031 (c)		482,000	495,174
Occidental Petroleum Corp 4.2% 3/15/2048		1,796,000	1,272,806
Occidental Petroleum Corp 4.4% 4/15/2046		800,000	606,110
Occidental Petroleum Corp 5.375% 1/1/2032		3,236,000	3,254,982
Occidental Petroleum Corp 6.2% 3/15/2040		150,000	148,147
Occidental Petroleum Corp 6.45% 9/15/2036		4,990,000	5,161,856
Occidental Petroleum Corp 6.6% 3/15/2046		216,000	216,898
Occidental Petroleum Corp 7.5% 5/1/2031		56,865,500	63,488,455
ONEOK Inc 4.25% 9/24/2027		2,308,000	2,310,081
ONEOK Inc 4.4% 10/15/2029		3,287,000	3,282,343
ONEOK Inc 4.75% 10/15/2031		9,995,000	9,994,865
Ovintiv Inc 5.15% 11/15/2041		1,386,000	1,165,647
Ovintiv Inc 6.625% 8/15/2037		1,341,000	1,391,746
Ovintiv Inc 7.375% 11/1/2031		240,000	265,728
Ovintiv Inc 8.125% 9/15/2030		652,000	747,805
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028		421,000	413,526
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (c)		3,196,000	3,094,655
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (c)		1,711,000	1,766,504
Permian Resources Operating LLC 5.875% 7/1/2029 (c)		1,897,000	1,897,000
Permian Resources Operating LLC 6.25% 2/1/2033 (c)		225,000	229,186
Permian Resources Operating LLC 7% 1/15/2032 (c)		75,000	77,761
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029		8,092,000	7,796,187
Prairie Acquiror LP 9% 8/1/2029 (c)		355,000	370,128
Rockies Express Pipeline LLC 4.95% 7/15/2029 (c)		1,360,000	1,338,140
Rockies Express Pipeline LLC 6.75% 3/15/2033 (c)		1,400,000	1,462,408
Rockies Express Pipeline LLC 6.875% 4/15/2040 (c)		391,000	393,654
Sabine Pass Liquefaction LLC 4.5% 5/15/2030		2,431,000	2,438,029
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		1,165,000	1,135,576
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028		2,103,000	2,110,369
Sunoco LP 6.25% 7/1/2033 (c)		1,512,000	1,545,302
Sunoco LP 7% 5/1/2029 (c)		503,000	522,359
Sunoco LP 7.25% 5/1/2032 (c)		494,000	522,592
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (c)		1,988,000	1,984,658
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (c)		5,522,000	5,440,265
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 3/1/2027 (c)		170,000	169,786
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (c)		2,053,000	2,017,004
Talos Production Inc 9.375% 2/1/2031 (c)		1,438,000	1,490,171
Targa Resources Corp 4.9% 9/15/2030		6,716,000	6,818,767
Targa Resources Corp 5.65% 2/15/2036		14,354,000	14,497,675
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030		4,652,000	4,425,089
Transcontinental Gas Pipe Line Co LLC 3.95% 5/15/2050		542,000	407,994
TransMontaigne Partners LLC 8.5% 6/15/2030 (c)		992,000	1,043,441
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (c)		2,261,000	2,360,410
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (c)		1,801,000	1,890,059
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (c)		1,129,000	1,238,370
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (c)		1,163,000	1,294,935
Western Gas Partners LP 4.05% 2/1/2030 (f)		30,566,000	29,719,624
Western Gas Partners LP 4.5% 3/1/2028		500,000	499,485
Western Gas Partners LP 4.65% 7/1/2026		46,000	45,953
Western Gas Partners LP 4.75% 8/15/2028		445,000	447,579
Western Gas Partners LP 5.3% 3/1/2048		2,445,000	2,060,030
Western Gas Partners LP 5.45% 11/15/2034		3,230,000	3,190,335
Williams Cos Inc/The 3.5% 11/15/2030		51,605,000	49,208,161
Williams Cos Inc/The 4% 9/15/2025		180,000	179,965
Williams Cos Inc/The 4.65% 8/15/2032		3,728,000	3,680,653
Williams Cos Inc/The 5.15% 3/15/2034		4,958,000	4,970,431
Williams Cos Inc/The 5.4% 3/2/2026		675,000	678,153
			519,808,257
TOTAL ENERGY			534,916,788

Financials - 9.8%
Banks - 4.9%
Bank of America Corp 2.299% 7/21/2032 (d)		14,261,000	12,585,247
Bank of America Corp 2.592% 4/29/2031 (d)		87,386,000	80,812,074
Bank of America Corp 3.419% 12/20/2028 (d)		109,825,000	107,923,779
Bank of America Corp 4.25% 10/22/2026		1,327,000	1,327,707
Bank of America Corp 5.015% 7/22/2033 (d)		32,257,000	32,767,691
Bank of America Corp 5.468% 1/23/2035 (d)		14,350,000	14,827,947
Citigroup Inc 4.296% 7/23/2036 (d)	EUR	500,000	587,760
Citigroup Inc 4.3% 11/20/2026		5,255,000	5,255,899
Citigroup Inc 4.412% 3/31/2031 (d)		58,303,000	58,173,371
Citigroup Inc 4.45% 9/29/2027		358,000	358,975
Citigroup Inc 4.658% 5/24/2028 (d)		71,045,000	71,483,371
Citigroup Inc 4.91% 5/24/2033 (d)		15,255,000	15,323,295
Citigroup Inc 5.449% 6/11/2035 (d)		7,200,000	7,401,265
First-Citizens Bank & Trust Co 6.125% 3/9/2028		174,000	180,676
HAT Holdings I LLC / HAT Holdings II LLC 3.375% 6/15/2026 (c)		343,000	338,296
HAT Holdings I LLC / HAT Holdings II LLC 8% 6/15/2027 (c)		183,000	189,815
JPMorgan Chase & Co 2.739% 10/15/2030 (d)		6,845,000	6,447,090
JPMorgan Chase & Co 2.956% 5/13/2031 (d)		3,751,000	3,501,743
JPMorgan Chase & Co 3.761% 3/21/2034 (d)(o)	EUR	650,000	775,431
JPMorgan Chase & Co 4.452% 12/5/2029 (d)		101,851,000	102,651,754
JPMorgan Chase & Co 4.493% 3/24/2031 (d)		113,988,000	114,828,390
JPMorgan Chase & Co 4.586% 4/26/2033 (d)		9,586,000	9,545,376
JPMorgan Chase & Co 4.912% 7/25/2033 (d)		25,670,000	26,026,614
JPMorgan Chase & Co 4.946% 10/22/2035 (d)		14,024,000	13,944,820
JPMorgan Chase & Co 5.103% 4/22/2031 (d)		12,773,000	13,177,798
JPMorgan Chase & Co 5.299% 7/24/2029 (d)		9,935,000	10,233,751
JPMorgan Chase & Co 5.572% 4/22/2036 (d)		14,480,000	15,053,899
JPMorgan Chase & Co 5.717% 9/14/2033 (d)		8,908,000	9,352,020
Synchrony Bank 5.625% 8/23/2027		1,510,000	1,543,311
Wells Fargo & Co 3.526% 3/24/2028 (d)		75,141,000	74,339,823
Wells Fargo & Co 4.478% 4/4/2031 (d)		80,803,000	81,089,355
Wells Fargo & Co 4.897% 7/25/2033 (d)		26,265,000	26,419,920
Wells Fargo & Co 5.15% 4/23/2031 (d)		16,659,000	17,156,997
Wells Fargo & Co 5.499% 1/23/2035 (d)		9,371,000	9,670,243
Wells Fargo & Co 5.574% 7/25/2029 (d)		10,020,000	10,387,733
Wells Fargo & Co 5.605% 4/23/2036 (d)		14,345,000	14,893,481
Wells Fargo & Co 6.303% 10/23/2029 (d)		7,336,000	7,776,041
Western Alliance Bancorp 3% 6/15/2031 (d)		2,276,000	2,161,381
			980,514,139
Capital Markets - 2.9%
Ares Strategic Income Fund 5.45% 9/9/2028 (c)		9,538,000	9,595,810
Ares Strategic Income Fund 5.7% 3/15/2028		15,181,000	15,389,872
Ares Strategic Income Fund 5.8% 9/9/2030 (c)		7,637,000	7,753,868
Athene Global Funding 5.339% 1/15/2027 (c)		8,489,000	8,600,018
Athene Global Funding 5.583% 1/9/2029 (c)		30,221,000	31,266,806
Blackstone Private Credit Fund 4.875% 4/14/2026 (o)	GBP	905,000	1,220,707
Blackstone Private Credit Fund 5.6% 11/22/2029		20,100,000	20,465,154
Blackstone Private Credit Fund 7.05% 9/29/2025		6,813,000	6,822,977
Blackstone Private Credit Fund 7.3% 11/27/2028		18,200,000	19,453,401
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (d)		62,274,000	55,162,063
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (d)		17,539,000	15,948,673
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (d)		80,410,000	79,669,683
Goldman Sachs Group Inc/The 3.8% 3/15/2030		6,455,000	6,343,071
Goldman Sachs Group Inc/The 3.814% 4/23/2029 (d)		5,041,000	4,988,786
Goldman Sachs Group Inc/The 4.25% 10/21/2025		554,000	553,741
Goldman Sachs Group Inc/The 5.016% 10/23/2035 (d)		2,596,000	2,579,698
Goldman Sachs Group Inc/The 6.75% 10/1/2037		6,506,000	7,231,434
Hightower Holding LLC 6.75% 4/15/2029 (c)		867,000	864,037
Hightower Holding LLC 9.125% 1/31/2030 (c)		1,681,000	1,805,122
HPS Corporate Lending Fund 5.45% 1/14/2028		29,124,000	29,380,547
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (c)		1,911,000	1,919,833
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (c)		1,435,000	1,482,866
Jane Street Group / JSG Finance Inc 7.125% 4/30/2031 (c)		1,131,000	1,181,615
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (c)		610,000	591,980
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (c)		850,000	852,346
Moody's Corp 3.25% 1/15/2028		108,000	106,286
Morgan Stanley 2.699% 1/22/2031 (d)		7,122,000	6,637,561
Morgan Stanley 3.622% 4/1/2031 (d)		74,489,000	72,072,845
Morgan Stanley 3.955% 3/21/2035 (d)	EUR	650,000	774,803
Morgan Stanley 4.099% 5/22/2036 (d)	EUR	300,000	359,111
Morgan Stanley 4.35% 9/8/2026		1,377,000	1,378,047
Morgan Stanley 4.431% 1/23/2030 (d)		91,117,000	91,517,557
Morgan Stanley 4.889% 7/20/2033 (d)		23,805,000	23,999,241
Morgan Stanley 5.192% 4/17/2031 (d)		10,672,000	11,000,430
Morgan Stanley 5.32% 7/19/2035 (d)		8,900,000	9,069,578
Morgan Stanley 5.449% 7/20/2029 (d)		3,696,000	3,813,945
Morgan Stanley 5.664% 4/17/2036 (d)		8,664,000	9,018,152
MSCI Inc 5.25% 9/1/2035		10,299,000	10,216,567
Sixth Street Specialty Lending Inc 5.625% 8/15/2030		20,150,000	20,397,495
Sixth Street Specialty Lending Inc 6.125% 3/1/2029		2,326,000	2,400,452
Stonex Escrow Issuer LLC 6.875% 7/15/2032 (c)		1,218,000	1,251,968
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (c)		1,234,000	1,295,290
			596,433,436
Consumer Finance - 1.1%
Ally Financial Inc 4.75% 6/9/2027		2,100,000	2,110,052
Ally Financial Inc 5.75% 11/20/2025		4,607,000	4,614,075
Ally Financial Inc 6.646% 1/17/2040 (d)		2,267,000	2,249,774
Ally Financial Inc 6.7% 2/14/2033 (q)		2,803,000	2,910,799
Ally Financial Inc 7.1% 11/15/2027		25,628,000	27,028,230
Ally Financial Inc 8% 11/1/2031		18,556,000	21,236,512
Capital One Financial Corp 3.273% 3/1/2030 (d)		11,863,000	11,432,398
Capital One Financial Corp 3.65% 5/11/2027		5,794,000	5,742,160
Capital One Financial Corp 3.8% 1/31/2028		500,000	495,532
Capital One Financial Corp 4.1% 2/9/2027		197,000	196,553
Capital One Financial Corp 4.5% 1/30/2026		5,267,000	5,264,880
Capital One Financial Corp 4.927% 5/10/2028 (d)		3,386,000	3,420,172
Capital One Financial Corp 5.247% 7/26/2030 (d)		35,090,000	36,086,168
Capital One Financial Corp 7.624% 10/30/2031 (d)		33,186,000	37,651,851
Encore Capital Group Inc 8.5% 5/15/2030 (c)		1,654,000	1,748,078
Encore Capital Group Inc 9.25% 4/1/2029 (c)		1,503,000	1,587,002
Ford Motor Credit Co LLC 4.445% 2/14/2030	EUR	500,000	596,067
Ford Motor Credit Co LLC 5.113% 5/3/2029		5,584,000	5,506,980
Ford Motor Credit Co LLC 5.8% 3/8/2029		3,450,000	3,488,285
Ford Motor Credit Co LLC 6.05% 3/5/2031		12,260,000	12,455,623
Ford Motor Credit Co LLC 6.184% 8/29/2031	GBP	550,000	744,026
Ford Motor Credit Co LLC 6.86% 6/5/2026	GBP	370,000	506,985
Ford Motor Credit Co LLC 7.122% 11/7/2033		16,100,000	16,832,962
LFS Topco LLC 8.75% 7/15/2030 (c)		1,240,000	1,213,000
Navient Corp 4.875% 3/15/2028		130,000	127,494
Navient Corp 5% 3/15/2027		695,000	689,957
Navient Corp 5.5% 3/15/2029		655,000	647,638
Navient Corp 5.625% 8/1/2033 (q)		972,000	887,515
Navient Corp 7.875% 6/15/2032		1,150,000	1,213,428
OneMain Finance Corp 3.5% 1/15/2027		2,876,000	2,814,581
OneMain Finance Corp 3.875% 9/15/2028		1,350,000	1,294,109
OneMain Finance Corp 4% 9/15/2030		1,136,000	1,050,086
OneMain Finance Corp 6.125% 5/15/2030		1,155,000	1,171,504
OneMain Finance Corp 6.625% 5/15/2029		278,000	285,863
OneMain Finance Corp 6.75% 3/15/2032		440,000	450,440
OneMain Finance Corp 7.125% 11/15/2031		165,000	171,428
OneMain Finance Corp 7.125% 3/15/2026		139,000	140,531
OneMain Finance Corp 7.125% 9/15/2032		585,000	609,137
OneMain Finance Corp 7.5% 5/15/2031		297,000	311,344
PRA Group Inc 8.875% 1/31/2030 (c)		1,355,000	1,423,235
RFNA LP 7.875% 2/15/2030 (c)		964,000	997,692
SLM Corp 6.5% 1/31/2030		1,211,000	1,267,316
Synchrony Financial 3.95% 12/1/2027		1,916,000	1,890,104
			222,561,566
Financial Services - 0.7%
Azorra Finance Ltd 7.25% 1/15/2031 (c)		1,277,000	1,318,884
Block Inc 3.5% 6/1/2031 (q)		2,808,000	2,594,044
Block Inc 5.625% 8/15/2030 (c)		1,110,000	1,134,644
Block Inc 6% 8/15/2033 (c)		875,000	898,319
Block Inc 6.5% 5/15/2032		3,026,000	3,135,326
Boost Newco Borrower LLC 7.5% 1/15/2031 (c)		2,562,000	2,718,123
Burford Capital Global Finance LLC 7.5% 7/15/2033 (c)		1,268,000	1,295,896
Clue Opco LLC 9.5% 10/15/2031 (c)(q)		929,000	989,018
Corebridge Financial Inc 3.65% 4/5/2027		966,000	957,117
Corebridge Financial Inc 3.85% 4/5/2029		31,450,000	31,000,570
Corebridge Financial Inc 3.9% 4/5/2032		35,576,000	33,643,819
Corebridge Financial Inc 4.35% 4/5/2042		108,000	90,871
Equitable Holdings Inc 4.35% 4/20/2028		5,431,000	5,451,852
Equitable Holdings Inc 4.572% 2/15/2029 (c)		672,000	672,975
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (c)		1,655,000	1,638,258
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029		4,653,000	3,916,148
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		1,972,000	1,923,715
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026		2,447,000	2,442,940
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030		725,000	690,660
Jackson Financial Inc 3.125% 11/23/2031		2,483,000	2,243,941
Jackson Financial Inc 5.17% 6/8/2027		418,000	423,383
Jackson Financial Inc 5.67% 6/8/2032		7,113,000	7,361,799
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032		5,977,000	5,293,118
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.75% 4/1/2033		56,000	58,011
Jefferson Capital Holdin 8.25% 5/15/2030 (c)(q)		1,433,000	1,500,513
NFE Financing LLC 12% 11/15/2029 (c)		5,162,040	1,897,050
PennyMac Financial Services Inc 6.75% 2/15/2034 (c)		1,170,000	1,177,983
PennyMac Financial Services Inc 6.875% 2/15/2033 (c)		1,128,000	1,152,538
PennyMac Financial Services Inc 6.875% 5/15/2032 (c)		1,432,000	1,466,135
Pine Street Trust II 5.568% 2/15/2049 (c)		800,000	735,612
Rocket Cos Inc 6.125% 8/1/2030 (c)		2,211,000	2,275,008
Rocket Cos Inc 6.375% 8/1/2033 (c)		1,990,000	2,065,073
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (c)		1,776,000	1,841,472
Sixth Street Lending Partners 6.125% 7/15/2030 (c)		10,261,000	10,579,887
UWM Holdings LLC 6.625% 2/1/2030 (c)		2,305,000	2,341,573
Walker & Dunlop Inc 6.625% 4/1/2033 (c)		972,000	1,011,279
WEX Inc 6.5% 3/15/2033 (c)(q)		1,398,000	1,430,383
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (c)		3,037,000	3,159,018
			144,526,955
Insurance - 0.2%
Acrisure LLC / Acrisure Finance Inc 4.25% 2/15/2029 (c)(q)		624,000	600,994
Acrisure LLC / Acrisure Finance Inc 6% 8/1/2029 (c)		600,000	588,004
Acrisure LLC / Acrisure Finance Inc 6.75% 7/1/2032 (c)		530,000	543,783
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (c)		290,000	300,467
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (c)		242,000	251,369
Acrisure LLC / Acrisure Finance Inc 8.5% 6/15/2029 (c)		371,000	390,085
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (c)		354,000	361,868
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (c)		731,000	745,688
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7.375% 10/1/2032 (c)		903,000	930,302
American International Group Inc 3.4% 6/30/2030		2,180,000	2,094,765
AmWINS Group Inc 4.875% 6/30/2029 (c)		1,422,000	1,387,264
AmWINS Group Inc 6.375% 2/15/2029 (c)		641,000	656,953
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (c)		2,171,000	2,253,024
Equitable Financial Life Global Funding 5% 3/27/2030 (c)		3,580,000	3,670,746
Five Corners Funding Trust II 2.85% 5/15/2030 (c)		10,075,000	9,419,783
Hartford Insurance Group Inc/The 4.3% 4/15/2043		604,000	511,320
Liberty Mutual Group Inc 4.569% 2/1/2029 (c)		130,000	130,771
Marsh & McLennan Cos Inc 4.375% 3/15/2029		2,260,000	2,279,671
Marsh & McLennan Cos Inc 4.75% 3/15/2039		1,134,000	1,079,207
Pacific LifeCorp 5.125% 1/30/2043 (c)		554,000	515,278
Teachers Insurance & Annuity Association of America 4.9% 9/15/2044 (c)		1,852,000	1,664,893
Unum Group 3.875% 11/5/2025		349,000	348,225
Unum Group 4% 6/15/2029		2,724,000	2,683,627
Western-Southern Global Funding 4.9% 5/1/2030 (c)		4,680,000	4,770,956
			38,179,043
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Rithm Capital Corp 8% 4/1/2029 (c)		602,000	616,258
Rithm Capital Corp 8% 7/15/2030 (c)		500,000	510,485
Starwood Property Trust Inc 3.625% 7/15/2026 (c)		145,000	142,782
Starwood Property Trust Inc 6% 4/15/2030 (c)		745,000	756,959
Starwood Property Trust Inc 6.5% 10/15/2030 (c)		223,000	230,200
Starwood Property Trust Inc 6.5% 7/1/2030 (c)		940,000	975,611
Starwood Property Trust Inc 7.25% 4/1/2029 (c)		1,494,000	1,565,644
			4,797,939
TOTAL FINANCIALS			1,987,013,078

Health Care - 1.4%
Biotechnology - 0.0%
Emergent BioSolutions Inc 3.875% 8/15/2028 (c)		1,827,000	1,529,639
Health Care Equipment & Supplies - 0.0%
AdaptHealth LLC 5.125% 3/1/2030 (c)		1,517,000	1,446,939
Avantor Funding Inc 4.625% 7/15/2028 (c)		683,000	672,200
Insulet Corp 6.5% 4/1/2033 (c)		684,000	709,136
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (c)		4,397,000	4,517,017
Sotera Health Holdings LLC 7.375% 6/1/2031 (c)		975,000	1,024,864
			8,370,156
Health Care Providers & Services - 1.3%
Acadia Healthcare Co Inc 7.375% 3/15/2033 (c)		1,091,000	1,136,150
Centene Corp 2.45% 7/15/2028		7,705,000	7,118,159
Centene Corp 2.625% 8/1/2031		1,900,000	1,610,205
Centene Corp 3.375% 2/15/2030		27,934,000	25,456,350
Centene Corp 4.25% 12/15/2027		1,111,000	1,084,952
Centene Corp 4.625% 12/15/2029		14,918,000	14,367,797
CHS/Community Health Systems Inc 4.75% 2/15/2031 (c)		7,834,000	6,677,656
CHS/Community Health Systems Inc 5.25% 5/15/2030 (c)		3,213,000	2,879,892
CHS/Community Health Systems Inc 6.125% 4/1/2030 (c)		1,593,000	1,144,765
CHS/Community Health Systems Inc 6.875% 4/15/2029 (c)		2,045,000	1,625,772
CHS/Community Health Systems Inc 9.75% 1/15/2034 (c)		1,155,000	1,169,770
Cigna Group/The 2.375% 3/15/2031		2,580,000	2,313,654
Cigna Group/The 3.05% 10/15/2027		150,000	146,840
Cigna Group/The 4.8% 8/15/2038		2,381,000	2,235,048
Cigna Group/The 4.9% 12/15/2048		268,000	232,856
CVS Health Corp 3% 8/15/2026		39,000	38,501
CVS Health Corp 3.625% 4/1/2027		141,000	139,656
CVS Health Corp 4.3% 3/25/2028		27,601,000	27,587,933
CVS Health Corp 4.78% 3/25/2038		1,465,000	1,348,145
CVS Health Corp 5% 1/30/2029		3,674,000	3,744,272
CVS Health Corp 5.25% 1/30/2031		15,505,000	15,944,170
CVS Health Corp 5.55% 6/1/2031		5,680,000	5,934,516
CVS Health Corp 6.75% 12/10/2054 (d)		2,411,000	2,444,050
CVS Health Corp 7% 3/10/2055 (d)		2,996,000	3,119,160
DaVita Inc 3.75% 2/15/2031 (c)		847,000	772,890
DaVita Inc 4.625% 6/1/2030 (c)		3,392,000	3,265,562
DaVita Inc 6.75% 7/15/2033 (c)		1,711,000	1,773,328
DaVita Inc 6.875% 9/1/2032 (c)		1,799,000	1,861,123
HAH Group Holding Co LLC 9.75% 10/1/2031 (c)		1,976,000	1,826,999
HCA Inc 3.5% 9/1/2030		45,176,000	43,054,730
HCA Inc 3.625% 3/15/2032		2,294,000	2,133,515
HCA Inc 5.45% 9/15/2034		2,000,000	2,025,627
HCA Inc 5.625% 9/1/2028		542,000	558,977
HCA Inc 5.875% 2/1/2029		2,361,000	2,460,998
Humana Inc 3.7% 3/23/2029		981,000	961,473
Humana Inc 5.375% 4/15/2031		6,629,000	6,842,054
LifePoint Health Inc 10% 6/1/2032 (c)		789,000	812,586
ModivCare Inc 5% 10/1/2029 (c)		649,000	1,398
Molina Healthcare Inc 6.25% 1/15/2033 (c)		3,516,000	3,541,006
Owens & Minor Inc 4.5% 3/31/2029 (c)(q)		705,000	598,773
Owens & Minor Inc 6.625% 4/1/2030 (c)(q)		1,227,000	1,064,340
Pediatrix Medical Group Inc 5.375% 2/15/2030 (c)		1,260,000	1,246,423
Prime Healthcare Services Inc 9.375% 9/1/2029 (c)(q)		1,383,000	1,427,132
Radiology Partners Inc 8.5% 7/15/2032 (c)		655,000	668,663
Radiology Partners Inc 9.781% 2/15/2030 pay-in-kind (c)(d)		115,521	112,633
Sabra Health Care LP 3.2% 12/1/2031		37,285,000	33,689,459
Select Medical Corp 6.25% 12/1/2032 (c)(q)		2,355,000	2,368,617
Surgery Center Holdings Inc 7.25% 4/15/2032 (c)		595,000	617,067
Team Health Holdings Inc 8.375% 6/30/2028 (c)		1,030,000	1,042,638
Tenet Healthcare Corp 4.25% 6/1/2029		728,000	708,725
Tenet Healthcare Corp 4.375% 1/15/2030		1,973,000	1,915,921
Tenet Healthcare Corp 6.125% 10/1/2028		4,640,000	4,643,350
Tenet Healthcare Corp 6.125% 6/15/2030		1,673,000	1,698,552
Tenet Healthcare Corp 6.75% 5/15/2031		310,000	322,201
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028		154,000	155,276
US Acute Care Solutions LLC 9.75% 5/15/2029 (c)		2,657,000	2,726,680
			256,398,985
Health Care Technology - 0.0%
IQVIA Inc 6.25% 6/1/2032 (c)		2,583,000	2,662,601
IQVIA Inc 6.5% 5/15/2030 (c)		976,000	1,012,063
			3,674,664
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International Inc 3.75% 3/15/2029 (c)		936,000	887,367
Charles River Laboratories International Inc 4% 3/15/2031 (c)		1,069,000	988,936
Charles River Laboratories International Inc 4.25% 5/1/2028 (c)(q)		387,000	377,937
			2,254,240
Pharmaceuticals - 0.1%
1261229 BC Ltd 10% 4/15/2032 (c)		4,535,000	4,708,922
Amneal Pharmaceuticals LLC 6.875% 8/1/2032 (c)		575,000	591,626
Bausch Health Americas Inc 8.5% 1/31/2027 (c)		715,000	713,213
Bausch Health Cos Inc 11% 9/30/2028 (c)		585,000	613,519
Bausch Health Cos Inc 4.875% 6/1/2028 (c)		850,000	767,125
Bausch Health Cos Inc 5.25% 1/30/2030 (c)		520,000	378,617
Elanco Animal Health Inc 6.65% 8/28/2028 (d)		92,000	95,782
Mylan Inc 4.55% 4/15/2028		5,345,000	5,311,843
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (c)		657,000	629,173
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (c)(q)		3,939,000	3,375,265
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (c)		802,000	759,269
Organon & Co / Organon Foreign Debt Co-Issuer BV 7.875% 5/15/2034 (c)		265,000	238,899
Utah Acquisition Sub Inc 3.95% 6/15/2026		55,000	54,679
			18,237,932
TOTAL HEALTH CARE			290,465,616

Industrials - 1.1%
Aerospace & Defense - 0.5%
Axon Enterprise Inc 6.125% 3/15/2030 (c)		1,702,000	1,748,671
Axon Enterprise Inc 6.25% 3/15/2033 (c)		1,515,000	1,566,070
Boeing Co 3.55% 3/1/2038		1,123,000	918,578
Boeing Co 5.15% 5/1/2030		23,650,000	24,258,524
Boeing Co 5.705% 5/1/2040		550,000	551,860
Boeing Co 5.805% 5/1/2050		2,275,000	2,187,724
Boeing Co 5.93% 5/1/2060		16,029,000	15,391,397
Boeing Co 6.259% 5/1/2027		371,000	381,765
Boeing Co 6.298% 5/1/2029		1,157,000	1,228,647
Boeing Co 6.388% 5/1/2031		10,353,000	11,244,082
Boeing Co 6.528% 5/1/2034		5,496,000	6,018,924
Boeing Co 6.858% 5/1/2054		2,783,000	3,051,820
Boeing Co 7.008% 5/1/2064		2,438,000	2,701,263
BWX Technologies Inc 4.125% 6/30/2028 (c)		2,460,000	2,403,190
OneSky Flight LLC 8.875% 12/15/2029 (c)		1,364,000	1,433,002
TransDigm Inc 6% 1/15/2033 (c)		775,000	783,701
TransDigm Inc 6.25% 1/31/2034 (c)(q)		395,000	405,290
TransDigm Inc 6.375% 3/1/2029 (c)		2,282,000	2,336,387
TransDigm Inc 6.375% 5/31/2033 (c)		1,403,000	1,421,644
TransDigm Inc 6.625% 3/1/2032 (c)		838,000	862,884
TransDigm Inc 6.75% 1/31/2034 (c)		2,030,000	2,095,491
TransDigm Inc 6.75% 8/15/2028 (c)		1,323,000	1,349,460
TransDigm Inc 7.125% 12/1/2031 (c)		338,000	352,318
			84,692,692
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (c)(q)		4,855,000	5,031,484
Stonepeak Nile Parent LLC 7.25% 3/15/2032 (c)		1,662,000	1,744,844
			6,776,328
Building Products - 0.1%
AmeriTex HoldCo Intermediate LLC 7.625% 8/15/2033 (c)		1,145,000	1,181,426
Builders FirstSource Inc 4.25% 2/1/2032 (c)		1,617,000	1,519,850
Builders FirstSource Inc 6.375% 3/1/2034 (c)		670,000	690,054
Builders FirstSource Inc 6.75% 5/15/2035 (c)		2,894,000	3,018,018
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (c)		1,195,000	1,149,856
Carrier Global Corp 5.9% 3/15/2034		527,000	561,786
Cornerstone Building Brands Inc 6.125% 1/15/2029 (c)		675,000	519,750
Cornerstone Building Brands Inc 9.5% 8/15/2029 (c)		635,000	611,167
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (c)		3,265,000	3,353,240
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (c)		805,000	832,652
JELD-WEN Inc 4.875% 12/15/2027 (c)		620,000	609,991
JH North America Holdings Inc 6.125% 7/31/2032 (c)		590,000	598,835
Masterbrand Inc 7% 7/15/2032 (c)		753,000	780,035
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (c)		711,000	732,944
Standard Building Solutions Inc 6.25% 8/1/2033 (c)		2,545,000	2,597,454
Standard Building Solutions Inc 6.5% 8/15/2032 (c)		1,320,000	1,362,388
			20,119,446
Commercial Services & Supplies - 0.3%
Allied Universal Holdco LLC / Allied Universal Finance Corp 6% 6/1/2029 (c)		1,262,000	1,248,065
Allied Universal Holdco LLC / Allied Universal Finance Corp 6.875% 6/15/2030 (c)		1,581,000	1,628,236
Allied Universal Holdco LLC 7.875% 2/15/2031 (c)		2,528,000	2,656,612
Artera Services LLC 8.5% 2/15/2031 (c)		6,426,000	5,615,262
Brand Industrial Services Inc 10.375% 8/1/2030 (c)		4,041,000	3,967,395
Clean Harbors Inc 6.375% 2/1/2031 (c)		477,000	488,805
CoreCivic Inc 4.75% 10/15/2027		1,841,000	1,809,364
CoreCivic Inc 8.25% 4/15/2029		3,610,000	3,820,709
GEO Group Inc/The 10.25% 4/15/2031		1,853,000	2,042,698
GEO Group Inc/The 8.625% 4/15/2029		1,903,000	2,013,703
GFL Environmental Inc 3.5% 9/1/2028 (c)		458,000	443,611
GFL Environmental Inc 6.75% 1/15/2031 (c)		1,490,000	1,555,459
Neptune Bidco US Inc 9.29% 4/15/2029 (c)		2,832,000	2,810,760
OT Midco Inc 10% 2/15/2030 (c)		2,145,000	1,465,522
Reworld Holding Corp 4.875% 12/1/2029 (c)		2,412,000	2,332,239
Waste Pro USA Inc 7% 2/1/2033 (c)		1,261,000	1,318,541
Williams Scotsman Inc 6.625% 4/15/2030 (c)		984,000	1,018,514
Williams Scotsman Inc 6.625% 6/15/2029 (c)		957,000	980,409
			37,215,904
Construction & Engineering - 0.0%
AECOM 6% 8/1/2033 (c)		2,499,000	2,550,617
Amsted Industries Inc 6.375% 3/15/2033 (c)(q)		1,346,000	1,378,687
Pike Corp 5.5% 9/1/2028 (c)		973,000	973,282
Pike Corp 8.625% 1/31/2031 (c)		2,167,000	2,318,944
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (c)		2,721,000	2,781,923
			10,003,453
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/2029 (c)		1,867,000	1,788,262
WESCO Distribution Inc 6.375% 3/15/2033 (c)(q)		1,990,000	2,064,060
			3,852,322
Ground Transportation - 0.0%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.375% 6/15/2032 (c)		981,000	1,023,946
Genesee & Wyoming Inc 6.25% 4/15/2032 (c)		2,604,000	2,647,750
XPO Inc 6.25% 6/1/2028 (c)		78,000	79,355
XPO Inc 7.125% 2/1/2032 (c)		2,070,000	2,171,132
XPO Inc 7.125% 6/1/2031 (c)		440,000	458,007
			6,380,190
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.75% 6/15/2029 (c)		947,000	926,020
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 7% 7/15/2031 (c)		977,000	1,027,257
			1,953,277
Machinery - 0.0%
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (c)(d)		2,310,000	2,451,961
Enpro Inc 6.125% 6/1/2033 (c)		1,591,000	1,623,482
			4,075,443
Passenger Airlines - 0.0%
American Airlines Inc 7.25% 2/15/2028 (c)(q)		878,000	900,768
American Airlines Inc 8.5% 5/15/2029 (c)		781,000	818,446
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (c)		681,500	682,017
Delta Air Lines Inc / SkyMiles IP Ltd 4.5% 10/20/2025 (c)		62,500	62,425
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (c)		2,033,000	2,020,181
			4,483,837
Professional Services - 0.1%
Amentum Holdings Inc 7.25% 8/1/2032 (c)		1,608,000	1,677,068
CACI International Inc 6.375% 6/15/2033 (c)		2,216,000	2,285,676
Paychex Inc 5.1% 4/15/2030		1,542,000	1,587,106
Paychex Inc 5.35% 4/15/2032		2,408,000	2,490,937
Paychex Inc 5.6% 4/15/2035		1,969,000	2,037,952
TriNet Group Inc 3.5% 3/1/2029 (c)		1,699,000	1,590,810
TriNet Group Inc 7.125% 8/15/2031 (c)		913,000	949,406
Verisk Analytics Inc 4.5% 8/15/2030		4,324,000	4,341,403
Verisk Analytics Inc 5.125% 2/15/2036		9,370,000	9,308,397
			26,268,755
Trading Companies & Distributors - 0.1%
FTAI Aviation Investors LLC 5.875% 4/15/2033 (c)		12,000	12,023
FTAI Aviation Investors LLC 7% 6/15/2032 (c)		618,000	644,979
FTAI Aviation Investors LLC 7.875% 12/1/2030 (c)		1,210,000	1,286,171
Herc Holdings Inc 7% 6/15/2030 (c)		2,412,000	2,510,299
Herc Holdings Inc 7.25% 6/15/2033 (c)		1,455,000	1,526,274
QXO Building Products Inc 6.75% 4/30/2032 (c)		3,842,000	3,968,036
United Rentals North America Inc 6.125% 3/15/2034 (c)		2,395,000	2,480,693
			12,428,475
Transportation Infrastructure - 0.0%
Beacon Mobility Corp 7.25% 8/1/2030 (c)		1,164,000	1,206,237
TOTAL INDUSTRIALS			219,456,359

Information Technology - 0.8%
Communications Equipment - 0.0%
Viasat Inc 6.5% 7/15/2028 (c)		610,000	593,080
Viasat Inc 7.5% 5/30/2031 (c)		657,000	616,748
			1,209,828
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp 5% 12/15/2029 (c)(q)		3,098,000	3,044,573
Dell International LLC / EMC Corp 5.3% 10/1/2029		2,407,000	2,492,002
Dell International LLC / EMC Corp 6.2% 7/15/2030		415,000	446,168
Insight Enterprises Inc 6.625% 5/15/2032 (c)		900,000	926,609
Lightning Power LLC 7.25% 8/15/2032 (c)		1,403,000	1,488,375
Sensata Technologies Inc 6.625% 7/15/2032 (c)		725,000	748,810
TTM Technologies Inc 4% 3/1/2029 (c)		602,000	575,901
			9,722,438
IT Services - 0.1%
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (c)		1,070,000	1,041,208
Acuris Finance US Inc / Acuris Finance SARL 9% 8/1/2029 (c)		1,373,000	1,414,190
ASGN Inc 4.625% 5/15/2028 (c)		899,000	879,851
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (c)		3,135,000	3,120,914
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (c)		720,000	717,348
CoreWeave Inc 9% 2/1/2031 (c)		2,708,000	2,680,911
CoreWeave Inc 9.25% 6/1/2030 (c)		2,097,000	2,104,518
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (c)		1,349,000	1,278,037
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (c)		1,971,000	1,963,147
			15,200,124
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom Inc 1.95% 2/15/2028 (c)		358,000	340,589
Broadcom Inc 2.45% 2/15/2031 (c)		58,292,000	52,703,480
Broadcom Inc 2.6% 2/15/2033 (c)		51,538,000	44,543,854
Broadcom Inc 3.187% 11/15/2036 (c)		3,777,000	3,152,806
Broadcom Inc 3.419% 4/15/2033 (c)		848,000	772,786
Entegris Inc 3.625% 5/1/2029 (c)(q)		2,575,000	2,427,147
Entegris Inc 4.375% 4/15/2028 (c)		300,000	291,693
Entegris Inc 4.75% 4/15/2029 (c)		1,937,000	1,909,160
Entegris Inc 5.95% 6/15/2030 (c)		3,081,000	3,120,600
ON Semiconductor Corp 3.875% 9/1/2028 (c)		1,334,000	1,296,270
Wolfspeed Inc 7.9583% 6/23/2030 (c)(f)(h)(j)		424,027	422,967
			110,981,352
Software - 0.1%
Cloud Software Group Inc 6.625% 8/15/2033 (c)		585,000	593,087
Cloud Software Group Inc 8.25% 6/30/2032 (c)		3,066,000	3,277,946
Cloud Software Group Inc 9% 9/30/2029 (c)		6,624,000	6,905,056
Fair Isaac Corp 6% 5/15/2033 (c)		2,330,000	2,361,264
Fiserv Funding ULC 3.5% 6/15/2032	EUR	200,000	232,213
Gen Digital Inc 6.25% 4/1/2033 (c)		1,677,000	1,724,462
Helios Software Holdings Inc / ION Corporate Solutions Finance Sarl 8.75% 5/1/2029 (c)		580,000	595,099
UKG Inc 6.875% 2/1/2031 (c)		1,190,000	1,230,531
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030		3,374,000	3,356,658
			20,276,316
Technology Hardware, Storage & Peripherals - 0.0%
Seagate Data Storage Technology Pte Ltd 5.75% 12/1/2034 (c)		1,173,000	1,139,285
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (c)		801,000	810,554
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (c)		664,000	705,297
Seagate Data Storage Technology Pte Ltd 8.5% 7/15/2031 (c)		676,000	717,363
Western Digital Corp 4.75% 2/15/2026		568,000	566,668
			3,939,167
TOTAL INFORMATION TECHNOLOGY			161,329,225

Materials - 0.5%
Chemicals - 0.3%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (c)(d)		2,597,075	2,304,904
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (c)		460,000	484,106
Celanese US Holdings LLC 6.5% 4/15/2030		930,000	938,474
Celanese US Holdings LLC 6.75% 4/15/2033		1,944,000	1,958,024
Celanese US Holdings LLC 6.85% 11/15/2028 (d)		1,957,000	2,039,558
Celanese US Holdings LLC 7.05% 11/15/2030 (d)		17,417,000	18,109,274
Celanese US Holdings LLC 7.2% 11/15/2033 (d)		1,460,000	1,519,150
Chemours Co/The 4.625% 11/15/2029 (c)		1,056,000	942,951
Chemours Co/The 5.75% 11/15/2028 (c)		2,077,000	1,999,970
Chemours Co/The 8% 1/15/2033 (c)		1,230,000	1,203,207
GPD Cos Inc 12.5% 12/31/2029 (c)		742,471	621,632
Inversion Escrow Issuer LLC 6.75% 8/1/2032 (c)		2,370,000	2,346,854
Mativ Holdings Inc 8% 10/1/2029 (c)(q)		1,404,000	1,389,657
Methanex US Operations Inc 6.25% 3/15/2032 (c)		1,587,000	1,601,393
Olin Corp 5% 2/1/2030		3,076,000	2,985,680
Olin Corp 5.625% 8/1/2029 (q)		560,000	558,742
Olin Corp 6.625% 4/1/2033 (c)		1,970,000	1,967,446
Olympus Water US Holding Corp 6.25% 10/1/2029 (c)		1,782,000	1,738,012
Olympus Water US Holding Corp 7.25% 6/15/2031 (c)(q)		1,208,000	1,233,476
Olympus Water US Holding Corp 9.75% 11/15/2028 (c)		2,969,000	3,112,560
SCIL IV LLC / SCIL USA Holdings LLC 5.375% 11/1/2026 (c)		1,287,000	1,278,310
Tronox Inc 4.625% 3/15/2029 (c)(q)		3,490,000	2,576,431
WR Grace Holdings LLC 5.625% 8/15/2029 (c)		2,829,000	2,646,900
WR Grace Holdings LLC 6.625% 8/15/2032 (c)		1,755,000	1,750,086
WR Grace Holdings LLC 7.375% 3/1/2031 (c)		680,000	692,144
			57,998,941
Construction Materials - 0.0%
Quikrete Holdings Inc 6.375% 3/1/2032 (c)		5,079,000	5,238,232
Quikrete Holdings Inc 6.75% 3/1/2033 (c)		1,819,000	1,885,451
Smyrna Ready Mix Concrete LLC 6% 11/1/2028 (c)		1,615,000	1,618,673
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (c)		1,239,000	1,321,718
			10,064,074
Containers & Packaging - 0.1%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (c)		1,757,000	1,612,283
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (c)		573,000	572,999
Ball Corp 5.5% 9/15/2033		585,000	592,065
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (c)		668,000	677,569
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (c)		1,787,000	1,836,081
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (c)		1,284,000	1,320,080
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (c)(q)		1,226,000	1,263,422
Crown Americas LLC / Crown Americas Capital Corp 5.875% 6/1/2033 (c)		1,955,000	1,977,492
Graham Packaging Co Inc 7.125% 8/15/2028 (c)		386,000	386,120
Graphic Packaging International LLC 3.75% 2/1/2030 (c)		409,000	384,109
Graphic Packaging International LLC 6.375% 7/15/2032 (c)		1,390,000	1,412,306
Sealed Air Corp 5% 4/15/2029 (c)		582,000	577,257
Sealed Air Corp 6.5% 7/15/2032 (c)		586,000	606,163
Sealed Air Corp/Sealed Air Corp US 7.25% 2/15/2031 (c)		1,039,000	1,093,862
			14,311,808
Metals & Mining - 0.1%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (c)		4,808,000	5,071,103
Alumina Pty Ltd 6.375% 9/15/2032 (c)		2,125,000	2,167,203
Century Aluminum Co 6.875% 8/1/2032 (c)		1,255,000	1,282,710
Cleveland-Cliffs Inc 7% 3/15/2032 (c)		969,000	963,328
Cleveland-Cliffs Inc 7.375% 5/1/2033 (c)		1,017,000	1,013,302
Cleveland-Cliffs Inc 7.5% 9/15/2031 (c)		641,000	649,806
Commercial Metals Co 3.875% 2/15/2031		146,000	135,524
Commercial Metals Co 4.125% 1/15/2030		392,000	374,809
Commercial Metals Co 4.375% 3/15/2032		1,599,000	1,497,871
Novelis Corp 3.875% 8/15/2031 (c)		994,000	901,455
Novelis Corp 6.375% 8/15/2033 (c)		507,000	512,208
Novelis Corp 6.875% 1/30/2030 (c)		2,052,000	2,129,182
Vibrantz Technologies Inc 9% 2/15/2030 (c)		769,000	407,570
			17,106,071
TOTAL MATERIALS			99,480,894

Real Estate - 1.4%
Diversified REITs - 0.4%
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034		2,471,000	2,478,779
Piedmont Operating Partnership LP 2.75% 4/1/2032		443,000	374,478
Safehold GL Holdings LLC 6.1% 4/1/2034		1,062,000	1,113,824
Store Capital LLC 2.75% 11/18/2030		5,212,000	4,703,602
Store Capital LLC 4.625% 3/15/2029		79,000	78,421
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (c)		889,000	817,113
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (c)		5,406,000	5,688,355
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (c)		2,371,000	2,258,142
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (c)		2,105,000	2,069,866
Vici Properties LP / Vici Note Co Inc 4.125% 8/15/2030 (c)		1,969,000	1,901,918
Vici Properties LP / Vici Note Co Inc 4.5% 9/1/2026 (c)		2,834,000	2,828,878
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (c)		513,000	507,585
VICI Properties LP 4.75% 2/15/2028		19,126,000	19,276,224
VICI Properties LP 4.75% 4/1/2028		2,201,000	2,224,931
VICI Properties LP 4.95% 2/15/2030		20,633,000	20,864,274
VICI Properties LP 5.125% 5/15/2032		2,879,000	2,889,041
VICI Properties LP 5.75% 4/1/2034		1,972,000	2,027,990
Vornado Realty LP 2.15% 6/1/2026		407,000	398,142
WP Carey Inc 2.4% 2/1/2031		3,912,000	3,485,586
WP Carey Inc 3.85% 7/15/2029		59,000	58,032
WP Carey Inc 4.25% 7/23/2032	EUR	200,000	242,525
			76,287,706
Health Care REITs - 0.4%
Alexandria Real Estate Equities Inc 4.9% 12/15/2030		616,000	625,934
CTR Partnership LP / CareTrust Capital Corp 3.875% 6/30/2028 (c)		1,628,000	1,585,045
Healthcare Realty Holdings LP 3.1% 2/15/2030		1,068,000	1,003,758
Healthcare Realty Holdings LP 3.5% 8/1/2026		155,000	153,627
Healthpeak OP LLC 3.25% 7/15/2026		59,000	58,452
Healthpeak OP LLC 3.5% 7/15/2029		68,000	66,069
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		2,229,000	1,569,346
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		1,487,000	1,172,144
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027 (q)		5,032,000	4,769,770
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (c)		1,707,000	1,789,668
Omega Healthcare Investors Inc 3.25% 4/15/2033		57,725,000	50,233,724
Omega Healthcare Investors Inc 3.375% 2/1/2031		3,541,000	3,273,701
Omega Healthcare Investors Inc 3.625% 10/1/2029		2,144,000	2,051,926
Omega Healthcare Investors Inc 4.5% 4/1/2027		1,699,000	1,700,864
Omega Healthcare Investors Inc 4.75% 1/15/2028		283,000	285,288
Ventas Realty LP 3% 1/15/2030		1,076,000	1,017,488
Ventas Realty LP 4% 3/1/2028		4,570,000	4,547,499
Ventas Realty LP 4.125% 1/15/2026		14,000	13,971
Ventas Realty LP 4.75% 11/15/2030		6,487,000	6,545,138
			82,463,412
Hotel & Resort REITs - 0.0%
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (c)		1,403,000	1,449,114
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030		990,000	900,816
Office REITs - 0.2%
Boston Properties LP 3.25% 1/30/2031		5,966,000	5,543,978
Boston Properties LP 4.5% 12/1/2028		145,000	145,089
Boston Properties LP 6.75% 12/1/2027		733,000	771,287
COPT Defense Properties LP 2.25% 3/15/2026		300,000	295,761
COPT Defense Properties LP 2.75% 4/15/2031		34,771,000	31,341,517
Hudson Pacific Properties LP 4.65% 4/1/2029		1,962,000	1,803,241
			39,900,873
Real Estate Management & Development - 0.1%
Americold Realty Operating Partnership LP 5.409% 9/12/2034		340,000	334,011
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (c)		968,400	953,369
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.25% 4/15/2030 (c)		401,000	351,413
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (c)		958,000	887,606
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (c)		1,120,000	1,189,732
Brandywine Operating Partnership LP 3.95% 11/15/2027		247,000	240,493
Brandywine Operating Partnership LP 4.55% 10/1/2029		151,000	144,799
Brandywine Operating Partnership LP 8.3% 3/15/2028		2,185,000	2,323,545
CBRE Services Inc 2.5% 4/1/2031		1,155,000	1,038,103
Essex Portfolio LP 5.5% 4/1/2034		11,198,000	11,557,064
Extra Space Storage LP 5.4% 2/1/2034		360,000	366,791
Forestar Group Inc 6.5% 3/15/2033 (c)		1,996,000	2,032,283
Howard Hughes Corp/The 4.375% 2/1/2031 (c)		1,660,000	1,546,098
Kennedy-Wilson Inc 4.75% 2/1/2030 (q)		1,589,000	1,489,497
Tanger Properties LP 2.75% 9/1/2031		1,212,000	1,080,269
Tanger Properties LP 3.125% 9/1/2026		1,289,000	1,269,171
			26,804,244
Residential REITs - 0.1%
American Homes 4 Rent LP 2.375% 7/15/2031		291,000	257,002
American Homes 4 Rent LP 3.625% 4/15/2032		3,085,000	2,869,862
American Homes 4 Rent LP 5.5% 2/1/2034		3,539,000	3,634,219
Invitation Homes Operating Partnership LP 4.15% 4/15/2032		7,032,000	6,726,483
Sun Communities Operating LP 2.3% 11/1/2028		392,000	370,937
Sun Communities Operating LP 2.7% 7/15/2031		5,066,000	4,585,013
Sun Communities Operating LP 4.2% 4/15/2032		348,000	334,339
			18,777,855
Retail REITs - 0.2%
Brixmor Operating Partnership LP 4.05% 7/1/2030		32,590,000	31,936,366
Brixmor Operating Partnership LP 4.125% 5/15/2029		2,396,000	2,374,666
Brixmor Operating Partnership LP 4.125% 6/15/2026		413,000	411,808
Kite Realty Group Trust 4.75% 9/15/2030		318,000	319,034
Realty Income Corp 2.2% 6/15/2028		80,000	76,196
Realty Income Corp 2.85% 12/15/2032		835,000	742,288
Realty Income Corp 3.25% 1/15/2031		92,000	86,979
Realty Income Corp 3.375% 6/20/2031	EUR	700,000	823,567
Realty Income Corp 3.4% 1/15/2028		141,000	139,205
Simon Property Group LP 2.45% 9/13/2029		159,000	149,163
			37,059,272
Specialized REITs - 0.0%
American Tower Corp 3.625% 5/30/2032	EUR	875,000	1,039,181
American Tower Corp 5.45% 2/15/2034		250,000	257,791
Iron Mountain Inc 6.25% 1/15/2033 (c)		380,000	388,851
Millrose Properties Inc 6.375% 8/1/2030 (c)		1,027,000	1,036,243
			2,722,066
TOTAL REAL ESTATE			286,365,358

Utilities - 0.9%
Electric Utilities - 0.4%
Alabama Power Co 3.05% 3/15/2032		2,308,000	2,115,439
Clearway Energy Operating LLC 3.75% 2/15/2031 (c)		1,526,000	1,403,624
Clearway Energy Operating LLC 4.75% 3/15/2028 (c)		1,149,000	1,136,198
Cleco Corporate Holdings LLC 3.375% 9/15/2029		2,977,000	2,780,385
Cleco Corporate Holdings LLC 3.743% 5/1/2026		4,110,000	4,081,344
Cleveland Electric Illuminating Co/The 5.95% 12/15/2036		620,000	646,189
Duke Energy Corp 2.45% 6/1/2030		4,893,000	4,498,109
Duke Energy Corp 3.85% 6/15/2034	EUR	350,000	405,983
Duquesne Light Holdings Inc 2.532% 10/1/2030 (c)		4,450,000	3,973,334
Duquesne Light Holdings Inc 2.775% 1/7/2032 (c)		1,098,000	965,664
Edison International 6.25% 3/15/2030 (q)		1,081,000	1,124,477
Edison International 7.875% 6/15/2054 (d)		982,000	970,769
Edison International 8.125% 6/15/2053 (d)		1,085,000	1,085,386
Exelon Corp 3.35% 3/15/2032		4,549,000	4,223,332
Exelon Corp 4.05% 4/15/2030		12,874,000	12,734,175
NRG Energy Inc 3.375% 2/15/2029 (c)		1,265,000	1,198,527
NRG Energy Inc 3.625% 2/15/2031 (c)		708,000	653,067
NRG Energy Inc 3.875% 2/15/2032 (c)(q)		266,000	244,322
NRG Energy Inc 5.25% 6/15/2029 (c)		1,419,000	1,414,791
NRG Energy Inc 5.75% 1/15/2028		462,000	463,464
NRG Energy Inc 5.75% 7/15/2029 (c)		1,293,000	1,292,498
NRG Energy Inc 6% 2/1/2033 (c)		2,046,000	2,073,545
NRG Energy Inc 6.25% 11/1/2034 (c)		1,424,000	1,459,952
PacifiCorp 7.375% 9/15/2055 (d)		1,931,000	2,003,723
PG&E Corp 5% 7/1/2028		365,000	360,843
PG&E Corp 5.25% 7/1/2030		5,474,000	5,334,792
PG&E Corp 7.375% 3/15/2055 (d)		2,342,000	2,324,164
Southern Co/The 1.875% 9/15/2081 (d)	EUR	680,000	765,182
Southern Co/The 4.85% 3/15/2035		6,150,000	6,038,332
Vistra Operations Co LLC 5% 7/31/2027 (c)		135,000	134,635
Vistra Operations Co LLC 6.875% 4/15/2032 (c)		1,316,000	1,381,151
Vistra Operations Co LLC 7.75% 10/15/2031 (c)		1,570,000	1,668,096
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (c)(q)		720,000	735,361
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (c)		1,339,000	1,400,237
XPLR Infrastructure Operating Partners LP 8.625% 3/15/2033 (c)		1,220,000	1,286,658
			74,377,748
Independent Power and Renewable Electricity Producers - 0.4%
AES Corp/The 2.45% 1/15/2031		73,010,000	65,414,665
AES Corp/The 3.95% 7/15/2030 (c)		8,212,000	7,925,170
AES Corp/The 6.95% 7/15/2055 (d)		1,218,000	1,178,396
Alpha Generation LLC 6.75% 10/15/2032 (c)		658,000	678,382
Calpine Corp 4.625% 2/1/2029 (c)		450,000	444,609
Calpine Corp 5.125% 3/15/2028 (c)		1,455,000	1,453,933
Sunnova Energy Corp 5.875% (c)(j)		2,613,000	7,839
			77,102,994
Multi-Utilities - 0.1%
NiSource Inc 2.95% 9/1/2029		938,000	894,951
NiSource Inc 3.6% 5/1/2030		30,882,000	29,925,940
NiSource Inc 5.35% 4/1/2034		2,575,000	2,633,897
Puget Energy Inc 4.1% 6/15/2030		2,025,000	1,974,163
Puget Energy Inc 4.224% 3/15/2032		4,254,000	4,034,315
Sempra 6% 10/15/2039		106,000	108,245
			39,571,511
TOTAL UTILITIES			191,052,253

TOTAL UNITED STATES			4,334,237,802
UZBEKISTAN - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Navoi Mining & Metallurgical Combinat 6.7% 10/17/2028 (c)		400,000	414,250
Navoi Mining & Metallurgical Combinat 6.75% 5/14/2030 (c)		785,000	816,793
Navoi Mining & Metallurgical Combinat 6.95% 10/17/2031 (c)		412,000	435,121
Navoiyuran State Enterprise 6.7% 7/2/2030 (c)		610,000	610,762

TOTAL UZBEKISTAN			2,276,926
VENEZUELA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleos de Venezuela SA 5.375% (j)(o)		1,100,000	165,462
Petroleos de Venezuela SA 6% (c)(j)		1,000,000	150,430
Petroleos de Venezuela SA 6% (c)(j)		1,000,000	150,000
Petroleos de Venezuela SA 9.75% (c)(j)		970,000	165,385

TOTAL VENEZUELA			631,277
VIETNAM - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Mong Duong Finance Holdings BV 5.125% 5/7/2029 (c)		775,853	766,387
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd 7.25% 2/15/2034 (c)		1,435,000	1,448,849
First Quantum Minerals Ltd 8% 3/1/2033 (c)		1,050,000	1,090,458
First Quantum Minerals Ltd 8.625% 6/1/2031 (c)		339,000	353,408
First Quantum Minerals Ltd 9.375% 3/1/2029 (c)		2,929,000	3,104,447

TOTAL ZAMBIA			5,997,162
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $5,398,314,948)			5,529,065,998

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Strategy Inc 10%	28,000	2,219,000
Strategy Inc 9%	12,700	1,241,425

TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $3,523,000)		3,460,425

Preferred Securities - 0.2%
		Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd 8.25% (o)(p)		970,000	972,864
Financials - 0.0%
Banks - 0.0%
Banco do Brasil SA/Cayman 10 year U.S. Treasury Note + 4.398%, 8.748% (b)(c)(d)(p)		1,295,000	1,336,730
TOTAL BRAZIL			2,309,594
CHILE - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco de Credito e Inversiones SA 7.5% (c)(d)(p)		495,000	531,487
Banco de Credito e Inversiones SA 8.75% (c)(d)(p)		469,000	509,196
Banco del Estado de Chile 7.95% (c)(d)(p)		405,000	442,096

TOTAL CHILE			1,482,779
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 3.75% (d)(o)(p)	EUR	415,000	441,131
FINLAND - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Oyj 7.875% (d)(o)(p)	EUR	715,000	926,906
FRANCE - 0.0%
Financials - 0.0%
Banks - 0.0%
BNP Paribas SA 7.45% (c)(d)(p)		1,200,000	1,237,870
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 3.875% (d)(o)(p)	EUR	2,100,000	2,418,503
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Aroundtown SA 5 year ISDA Fixed EURIBOR + 3.98%, 6.193% (b)(d)(o)(p)	EUR	1,100,000	1,299,110
TOTAL GERMANY			3,717,613
HONG KONG - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
CAS Capital No 1 Ltd 4% (d)(o)(p)		900,000	891,722
INDIA - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
Network i2i Ltd 3.975% (c)(d)(p)		400,000	400,534
KUWAIT - 0.0%
Financials - 0.0%
Banks - 0.0%
NBK Tier 1 Ltd 3.625% (c)(d)(p)		275,000	268,573
MEXICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Mercantil del Norte SA/Grand Cayman 7.625% (c)(d)(p)		1,087,000	1,117,545
Banco Mercantil del Norte SA/Grand Cayman 8.375% (c)(d)(p)		435,000	451,696
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.125% 1/18/2033 (c)(d)		700,000	686,888
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 8.45% 6/29/2038 (c)(d)		400,000	440,900
			2,697,029
Materials - 0.0%
Construction Materials - 0.0%
Cemex SAB de CV 5.125% (c)(d)(p)		1,980,000	2,014,186
Cemex SAB de CV 7.2% (c)(d)(p)		811,000	848,257
			2,862,443
TOTAL MEXICO			5,559,472
SAUDI ARABIA - 0.0%
Financials - 0.0%
Banks - 0.0%
NCB Tier 1 Sukuk Ltd 3.5% (d)(o)(p)		515,000	502,650
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Heimstaden Bostad AB 3.625% (d)(o)(p)	EUR	875,000	1,027,317
Samhallsbyggnadsbolaget i Norden AB 5 year EUR Swap Annual Index + 2.814%, 4.9355% (b)(d)(j)(o)(p)	EUR	385,000	324,307

TOTAL SWEDEN			1,351,624
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Credit Suisse Group AG Claim 5 year USD Swap Index + 4.598%, 0% (b)(d)(h)(j)(o)(p)		995,000	84,575
UNITED ARAB EMIRATES - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
DP World Salaam 6% (d)(o)(p)		1,200,000	1,211,530
UNITED KINGDOM - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
British American Tobacco PLC 3% (d)(o)(p)	EUR	2,235,000	2,652,583
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 4.25% (d)(o)(p)	GBP	515,000	487,708
Utilities - 0.0%
Electric Utilities - 0.0%
SSE PLC 3.74% (d)(o)(p)	GBP	100,000	135,879
TOTAL UNITED KINGDOM			3,276,170
UNITED STATES - 0.2%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP 6.625% (d)(p)		2,995,000	2,984,789
Energy Transfer LP Series G, 7.125% (d)(p)		665,000	696,449
Mesquite Energy Inc 7.25% (h)(j)(p)		269,000	27
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.583% (b)(d)(p)		4,761,000	4,782,025
			8,463,290
Financials - 0.1%
Banks - 0.0%
BW Real Estate Inc 9.5% (c)(d)(p)		1,834,000	1,889,581
Citigroup Inc 6.875% (d)(p)		845,000	866,220
			2,755,801
Consumer Finance - 0.1%
Ally Financial Inc 4.7% (d)(p)		2,210,000	2,020,187
Ally Financial Inc 4.7% (d)(p)		1,008,000	983,048
			3,003,235
Insurance - 0.0%
Alliant Holdings LP 10.5% (d)(h)(p)		387,665	399,345
TOTAL FINANCIALS			6,158,381

Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Air Lease Corp 4.125% (d)(p)		2,475,000	2,440,937
Aircastle Ltd 5.25% (c)(d)(p)		1,613,000	1,641,461
			4,082,398
Utilities - 0.0%
Electric Utilities - 0.0%
Edison International 5% (d)(p)		395,000	362,163
TOTAL UNITED STATES			19,066,232
TOTAL PREFERRED SECURITIES (Cost $39,336,762)			42,728,975

U.S. Government Agency - Mortgage Securities - 28.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 28.3%
Fannie Mae 2% 11/1/2051	13,272,085	10,648,580
Fannie Mae 2% 2/1/2052	2,003,403	1,621,788
Fannie Mae 2% 3/1/2052	8,911,638	7,136,142
Fannie Mae 2.5% 1/1/2052	6,694,310	5,603,207
Fannie Mae 2.5% 4/1/2052	5,644,811	4,777,685
Fannie Mae 2.5% 5/1/2052	13,510,751	11,346,637
Fannie Mae 2.5% 5/1/2052	5,091,990	4,279,552
Fannie Mae 2.5% 6/1/2052	7,981,491	6,765,393
Fannie Mae 3% 12/1/2051	27,223,622	23,865,466
Fannie Mae 3% 6/1/2052	4,625,543	4,086,762
Fannie Mae 3.5% 12/1/2036	173,403	169,324
Fannie Mae 3.5% 5/1/2036	134,602	131,572
Fannie Mae 3.5% 7/1/2047	313,270	290,226
Fannie Mae 5.5% 2/1/2055	5,335,390	5,420,529
Fannie Mae Mortgage pass-thru certificates 1% 12/1/2036	2,178,170	1,882,266
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	768,568	690,619
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	3,250,756	2,720,537
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	2,611,091	1,981,726
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	1,655,126	1,487,260
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	1,576,399	1,416,518
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	854,879	768,175
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	81,461	73,199
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	55,858	50,193
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	58,567	49,095
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	1,120,147	929,062
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	1,749,186	1,571,780
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	56,606	50,865
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2036	1,496,043	1,342,909
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	12,816,441	10,734,661
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	348,107	312,257
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	121,874	109,323
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	118,564	106,354
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	62,533	52,290
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	2,110,075	1,601,472
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	156,463	140,350
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	154,360	138,463
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	51,362	46,072
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	63,887	53,384
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	10,333,274	9,204,524
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	5,414,730	4,857,097
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	161,675	145,025
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2052	21,807	16,544
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	139,465	125,930
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	84,361	75,673
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	2,255,209	2,022,958
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	170,962	153,249
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	298,935	226,881
Fannie Mae Mortgage pass-thru certificates 1.5% 7/1/2036	119,817	107,403
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2036	171,691	153,902
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2051	596,700	452,687
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2035	857,269	770,323
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	2,599,003	2,332,971
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	178,119	159,664
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	4,895,627	3,923,315
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	219,366	177,581
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	71,513	57,310
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	8,715,023	6,984,146
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	2,686,421	2,169,666
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	2,320,298	1,846,416
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	1,169,849	938,969
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	875,775	697,734
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	192,476	154,188
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	430,967	397,330
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2040	138,944	121,005
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	1,653,793	1,423,940
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	17,594	15,171
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	3,114,368	2,498,748
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	241,731	196,290
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	80,311	65,013
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	803,907	649,771
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	598,508	484,502
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	463,247	374,427
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	199,813	161,689
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	87,699	70,089
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2052	16,487,938	13,202,990
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2052	22,516	17,921
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	4,447,031	3,868,107
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	1,590,038	1,370,292
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	844,758	728,415
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	675,660	582,510
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	182,067	146,590
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	2,352,485	1,880,115
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,339,207	1,070,300
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,085,414	878,661
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	684,466	553,231
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	686,844	548,928
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	610,997	489,839
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	526,017	419,080
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	425,939	344,272
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	52,290	41,872
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	49,391	39,473
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	2,046,062	1,884,447
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	81,064	74,458
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	6,848,548	5,947,190
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	165,008	143,885
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	14,821	12,883
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	1,147,294	911,975
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	459,906	369,284
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	52,607	42,208
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,321,406	1,051,758
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	802,160	648,359
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	803,634	642,267
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	463,262	373,571
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	308,634	249,459
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	78,683	62,883
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	47,080	37,509
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	20,602	16,465
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	386,418	378,027
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	108,815	100,424
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	97,499	89,554
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	74,942	69,234
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	73,682	68,230
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	38,719	36,024
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2037	194,890	179,740
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	15,803	13,716
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2042	11,838,453	10,182,215
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	2,017,246	1,615,343
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	947,377	760,404
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	125,599	100,576
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	96,732	78,306
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	70,935	57,401
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	24,815	19,918
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	7,160,145	5,735,843
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	4,996,982	3,992,047
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	3,697,931	2,955,402
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	3,511,596	2,795,508
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	2,772,298	2,225,161
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	1,724,792	1,376,440
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	1,581,237	1,279,544
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	1,323,356	1,068,797
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	843,646	675,564
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	148,333	136,246
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	94,639	86,927
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	16,219	14,068
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	25,139,650	20,130,992
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	1,414,618	1,144,715
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	1,247,260	998,764
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	538,222	435,531
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	470,678	380,875
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	409,469	331,728
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	93,447	75,618
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	74,637	60,397
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	62,643	50,691
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	38,713	31,073
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	24,642,312	19,655,733
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	10,330,211	8,356,021
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	9,201,893	7,397,324
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	9,059,547	7,308,374
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	5,780,723	4,683,204
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	4,810,561	3,880,699
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	2,278,027	1,844,101
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,443,797	1,156,144
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,338,853	1,084,661
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,185,405	959,605
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,144,971	911,845
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	307,064	247,997
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	302,397	243,662
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	293,395	235,491
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	1,635,178	1,417,263
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	164,294	143,750
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	19,005,657	15,219,095
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	17,211,622	13,793,250
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	8,431,669	6,751,799
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	235,538	188,611
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	22,050	17,657
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	10,736,968	8,597,805
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	114,099	105,514
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2041	8,099,027	7,009,919
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	13,577,826	11,791,879
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	16,353,511	13,095,345
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	1,136,547	903,716
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	211,685	171,297
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	103,025	81,920
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036	126,805	117,224
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	119,976	104,892
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	17,337	15,002
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2050	958,034	769,557
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2051	631,507	505,295
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2052	58,368	46,556
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	790,966	732,444
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	801,579	692,777
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	530,761	460,813
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	522,479	450,688
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050 (r)	26,298,267	21,116,301
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	498,081	403,205
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	206,863	167,006
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	6,745,085	5,415,993
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	311,501	249,245
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	256,544	205,833
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	98,546	79,066
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	38,971	31,438
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	29,815	23,921
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	28,524	22,886
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	27,210	22,010
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	1,379,577	1,277,504
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2040	8,750,251	7,623,587
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	805,128	695,388
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	102,107	88,120
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2042	29,362,518	25,370,454
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2042	9,617,662	8,277,934
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	72,593	58,289
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	1,061,346	849,227
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	548,543	438,912
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	68,160	54,538
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	1,024,774	819,964
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	595,075	476,144
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	209,310	202,075
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2037	873,101	824,469
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	3,378,146	2,867,658
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	562,909	472,392
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	19,037,583	15,988,197
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	753,127	637,435
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	514,438	431,876
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	332,926	277,830
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	205,770	198,732
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	22,745	21,984
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2041	542,016	485,673
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	9,111,149	7,646,056
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	2,611,375	2,181,667
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	2,008,334	1,701,707
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,673,613	1,406,584
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,114,946	935,660
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	712,969	598,545
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	125,151	122,187
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	134,846	130,232
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	192,974	185,692
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	50,417	48,499
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	1,394,526	1,309,878
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2040	463,907	417,522
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	281,901	252,128
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	280,462	250,032
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	93,853	83,890
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	92,116	82,433
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	83,769	74,947
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	1,886,967	1,605,357
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	5,899,910	4,949,348
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	4,196,577	3,555,855
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	2,691,537	2,248,638
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,160,030	974,220
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	905,828	764,415
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	883,522	742,554
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	375,764	362,643
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	353,653	340,183
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	3,642,003	3,512,052
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2049	3,853,960	3,243,870
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	605,958	508,897
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	445,400	375,867
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	423,667	356,732
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	285,463	270,544
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	114,361	110,488
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	92,157	87,427
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	284,537	255,079
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2042	212,895	190,593
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	38,980	32,724
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	12,888,592	10,965,102
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	88,441	79,739
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	434,107	391,383
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2047	126,817	107,653
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	11,354,757	9,557,274
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	2,037,457	1,720,017
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	9,625,601	8,158,999
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	1,326,139	1,283,181
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	206,727	199,650
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	267,302	239,547
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2042	10,719,965	9,530,374
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2042	89,326	79,636
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	19,485,459	16,455,670
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	8,943,165	7,541,416
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	7,367,659	6,247,390
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	4,794,232	4,041,287
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	3,515,282	2,954,411
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,855,524	1,573,387
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,697,342	1,642,346
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,690,675	1,635,261
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,539,705	1,489,836
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,466,878	1,418,794
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,425,947	1,378,704
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,202,179	1,163,178
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	22,769	22,047
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	64,549	58,190
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	498,197	447,832
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	391,425	351,832
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	154,075	138,392
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	96,145	85,749
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	38,115	34,027
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	8,643,086	7,255,960
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	7,751,430	6,507,405
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	7,059,283	5,983,697
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	3,680,938	3,095,936
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,678,548	2,270,432
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	923,093	772,061
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	866,947	727,811
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	41,952	35,219
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	9,583,268	8,099,158
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	7,853,690	6,617,796
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	705,395	594,391
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	266,567	222,286
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2029	58,790	57,346
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	2,133,499	2,062,804
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	1,355,841	1,310,908
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	1,315,842	1,273,220
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	240,800	204,186
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	240,477	232,595
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	321,144	289,040
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	573,593	514,166
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	397,921	357,032
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	182,221	162,913
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2049	43,072,234	36,994,109
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	3,591,804	3,035,560
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	2,494,949	2,115,587
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	43,867	37,238
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	31,449	30,429
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2041	914,768	819,728
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	14,610,177	12,393,233
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	3,684,089	3,091,679
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	2,963,113	2,486,638
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	2,864,295	2,403,710
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	164,894	137,760
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2036	15,793,803	14,889,412
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2042	10,588,372	9,635,777
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	15,813,865	13,414,274
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	36,183	30,229
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	30,271	29,224
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2044	121,847	111,186
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	803,191	703,612
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	26,017	23,730
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	1,114,040	999,595
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2050	29,384	25,998
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	2,796,231	2,451,304
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	158,652	155,314
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	51,826	47,282
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	1,418,890	1,273,128
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	1,372,685	1,231,670
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	54,222	49,537
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	159,391	139,680
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	14,522,499	12,858,155
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	953,387	837,868
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	619,541	544,473
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	601,312	527,889
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	60,561	53,469
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	44,965	39,700
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	423,864	414,143
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	15,624	14,243
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	1,478,045	1,295,259
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	3,066,369	2,688,118
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	411,769	361,491
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	271,197	238,337
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	272,613	267,441
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	109,297	107,051
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	302,051	275,415
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	288,748	263,080
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	43,163	39,355
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	239,660	211,295
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	15,881,018	13,907,135
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	11,991,563	10,486,118
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	3,384,972	2,964,247
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	336,520	294,693
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	10,229	9,985
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	510,175	457,765
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	9,190,316	8,240,455
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	5,964,840	5,258,875
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	4,112,056	3,600,961
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	4,100,672	3,594,836
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2034	147,912	143,306
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	94,438	86,121
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	83,666	76,161
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	411,476	375,500
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	383,178	350,280
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2051	1,979,951	1,736,953
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	12,615,899	11,051,787
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	5,124,582	4,524,470
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	2,875,214	2,524,138
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	135,531	123,652
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	457,516	410,659
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	69,049	60,877
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	6,250,554	5,499,053
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	314,714	308,486
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	182,563	166,303
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	99,861	89,540
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	1,098,978	968,566
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	379,004	334,029
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2052	33,153,861	28,981,298
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	352,977	344,019
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	101,757	92,747
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	167,838	150,176
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	29,707,929	26,117,592
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	370,889	326,297
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	9,857	9,607
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	8,078	7,871
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	676,330	660,817
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	178,767	163,076
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	124,036	110,984
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	197,480	172,688
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	5,450	5,135
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	142,934	132,286
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	2,263,694	2,100,006
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	16,321,436	15,370,929
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	74,038	67,533
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	24,629	22,817
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	2,103,923	1,951,789
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2048	28,290,295	26,297,673
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2034	69,635	68,543
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	7,686,175	7,115,977
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	336,225	306,265
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	127,576	116,208
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	49,987	47,198
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	31,532	29,233
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	4,040,284	3,801,583
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	93,426	86,466
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	149,493	137,936
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	263,712	258,174
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2051	223,492	204,119
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	116,181	105,756
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	668,177	607,386
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	11,865,805	10,922,506
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	6,291,828	5,945,318
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052 (r)	2,548,570	2,331,033
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2038	131,191	126,050
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2049	3,137,856	2,869,774
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	2,041,028	1,878,772
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2051	24,593	22,400
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	3,975,886	3,748,148
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	390,010	382,429
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	6,636	6,266
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	126,216	116,932
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	65,008	60,226
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	19,599,620	18,041,503
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	6,399,362	5,874,632
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	1,866,162	1,701,479
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	215,201	199,909
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	180,598	167,539
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	1,340,970	1,244,005
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	44,297	43,108
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2051	849,528	804,064
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	1,824,705	1,733,326
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	81,569	78,020
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	7,998	7,620
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	31,894	30,546
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049	467,432	443,439
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	2,478,177	2,355,041
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	285,224	271,052
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	6,546	6,233
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	1,383,526	1,314,241
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	31,144	30,230
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	26,797	25,631
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	26,428	25,278
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	5,015	4,775
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	1,208,336	1,147,446
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	523,535	508,071
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2047	25,527	24,296
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2050	1,368,759	1,295,081
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	17,382	16,806
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	7,035	6,776
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	20,702,726	19,927,074
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	182,829	173,787
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	30,075	28,663
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	5,164	4,912
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	4,615	4,390
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	685,234	646,722
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	911,822	858,181
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	678,225	640,657
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	279,133	265,067
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2045	5,961	5,718
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	33,438	31,899
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	11,220	10,672
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	2,241,895	2,117,013
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	1,020,137	964,905
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	73,553	70,375
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	15,340	14,619
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	304,534	289,188
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	11,608	11,118
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	9,156,745	8,822,000
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	87,976	84,176
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2047	170,547	162,113
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	1,871,475	1,779,070
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	214,686	204,085
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	3,073,134	2,918,274
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2053	22,024,153	20,783,559
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	878,815	863,671
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	5,803,750	5,607,615
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	110,372	110,237
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	8,954,262	8,651,657
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	4,337	4,260
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	420,205	412,833
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	182,324	179,182
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	11,653	11,543
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	332,385	329,254
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	22,895	22,872
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	2,149	2,114
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	16,926	16,950
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	22,644	22,524
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	1,836	1,798
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	2,770	2,713
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	27,326	27,362
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	11,983	11,965
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	29,594	29,056
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	5,343	5,246
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	4,861	4,766
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	23,168	22,747
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	16,725	16,746
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2053	11,369,847	11,046,010
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	9,629	9,641
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	886,496	870,388
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	21,454	21,789
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	662,736	661,419
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	443,637	443,171
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	550,246	550,872
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	536,741	536,177
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	328,174	327,316
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	335,464	335,007
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2054	2,521,717	2,525,373
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	747,027	754,413
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	13,360	13,570
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	85,727	86,628
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	51,876	52,422
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	38,083	38,483
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	1,679,969	1,707,039
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	15,630,565	15,911,737
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	3,171,444	3,234,440
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	3,145,703	3,171,815
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2038	18,744,340	19,208,774
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	163,305	165,783
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	10,921,028	11,025,336
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	507,805	515,829
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	1,000,367	1,018,050
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	189,118	192,934
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	3,124,364	3,152,253
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	6,902,856	7,007,614
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2055	5,843,196	5,888,049
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	647,599	660,665
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	10,219,907	10,311,131
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	3,575,190	3,654,027
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2052	1,258,638	1,278,919
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	6,427,979	6,481,338
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2053	39,237	40,368
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	1,684,038	1,749,424
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	3,729,740	3,835,114
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	8,153,203	8,451,935
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	3,053,811	3,173,337
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	1,147,525	1,193,156
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2053	22,552	23,097
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2053	4,354,054	4,506,782
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	17,465,466	18,090,388
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	5,151,649	5,363,345
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	6,126,822	6,348,922
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	1,408,069	1,442,939
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	50,591	51,780
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	3,709,133	3,848,802
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	4,602,767	4,716,754
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	523,133	535,434
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	6,005,968	6,150,950
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	370,460	378,824
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	5,434,915	5,629,378
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	1,128,200	1,167,774
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	826,478	854,952
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	21,510	22,063
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	5,671,102	5,808,002
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	1,265,235	1,309,616
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	45,777	46,882
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	4,857,888	5,005,518
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	3,479,833	3,563,835
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	20,362,856	20,902,136
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	18,021,633	18,745,299
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2053	1,141,613	1,169,172
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	1,135,833	1,170,706
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	6,248,288	6,397,168
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	1,408,738	1,464,316
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2054	11,764,854	12,324,898
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	9,388,728	9,892,875
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	2,197,141	2,283,194
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	1,788,499	1,873,777
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	922,550	958,394
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	1,814,669	1,884,466
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	2,342,736	2,432,844
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	530,150	558,245
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2055	6,320,003	6,683,562
Freddie Mac Gold Pool 1.5% 1/1/2036	831,076	746,787
Freddie Mac Gold Pool 1.5% 1/1/2051	2,588,511	1,964,588
Freddie Mac Gold Pool 1.5% 10/1/2035	900,998	809,617
Freddie Mac Gold Pool 1.5% 11/1/2035	620,435	557,510
Freddie Mac Gold Pool 1.5% 11/1/2035	469,198	421,611
Freddie Mac Gold Pool 1.5% 11/1/2035	201,001	180,615
Freddie Mac Gold Pool 1.5% 12/1/2035	1,667,044	1,497,969
Freddie Mac Gold Pool 1.5% 12/1/2040	37,379	31,307
Freddie Mac Gold Pool 1.5% 2/1/2036	148,118	132,864
Freddie Mac Gold Pool 1.5% 2/1/2041	13,177,494	11,017,930
Freddie Mac Gold Pool 1.5% 2/1/2051	2,629,638	1,995,802
Freddie Mac Gold Pool 1.5% 3/1/2036	93,840	84,176
Freddie Mac Gold Pool 1.5% 3/1/2041	64,017	53,529
Freddie Mac Gold Pool 1.5% 3/1/2051	1,174,851	891,670
Freddie Mac Gold Pool 1.5% 3/1/2051	244,169	185,697
Freddie Mac Gold Pool 1.5% 4/1/2036	160,973	144,395
Freddie Mac Gold Pool 1.5% 4/1/2041	6,862,526	5,728,842
Freddie Mac Gold Pool 1.5% 4/1/2041	1,794,649	1,499,846
Freddie Mac Gold Pool 1.5% 4/1/2051	3,448,271	2,617,115
Freddie Mac Gold Pool 1.5% 4/1/2051	385,593	292,651
Freddie Mac Gold Pool 1.5% 5/1/2036	2,183,538	1,958,668
Freddie Mac Gold Pool 1.5% 5/1/2036	165,044	148,047
Freddie Mac Gold Pool 1.5% 6/1/2036	167,716	150,444
Freddie Mac Gold Pool 1.5% 7/1/2036	137,398	123,162
Freddie Mac Gold Pool 1.5% 8/1/2035	339,645	306,471
Freddie Mac Gold Pool 1.5% 8/1/2036	102,261	91,666
Freddie Mac Gold Pool 2% 1/1/2051	851,354	683,332
Freddie Mac Gold Pool 2% 1/1/2051	151,569	121,466
Freddie Mac Gold Pool 2% 1/1/2052	3,360,531	2,721,456
Freddie Mac Gold Pool 2% 1/1/2052	1,150,058	914,818
Freddie Mac Gold Pool 2% 1/1/2052	1,121,813	893,753
Freddie Mac Gold Pool 2% 1/1/2052	815,296	651,588
Freddie Mac Gold Pool 2% 1/1/2052	673,802	537,452
Freddie Mac Gold Pool 2% 1/1/2052	256,476	204,336
Freddie Mac Gold Pool 2% 10/1/2041	1,034,314	891,865
Freddie Mac Gold Pool 2% 10/1/2050	1,957,268	1,570,373
Freddie Mac Gold Pool 2% 10/1/2050	69,287	55,591
Freddie Mac Gold Pool 2% 10/1/2051	781,407	630,120
Freddie Mac Gold Pool 2% 10/1/2051	82,675	66,230
Freddie Mac Gold Pool 2% 10/1/2051	79,096	63,288
Freddie Mac Gold Pool 2% 11/1/2041	629,610	542,309
Freddie Mac Gold Pool 2% 11/1/2050	13,795,051	11,180,255
Freddie Mac Gold Pool 2% 11/1/2050	12,959,444	10,397,739
Freddie Mac Gold Pool 2% 11/1/2050	2,530,055	2,049,703
Freddie Mac Gold Pool 2% 11/1/2050	416,247	330,975
Freddie Mac Gold Pool 2% 11/1/2050	164,023	131,601
Freddie Mac Gold Pool 2% 11/1/2050	105,698	84,804
Freddie Mac Gold Pool 2% 11/1/2050	15,046	12,081
Freddie Mac Gold Pool 2% 11/1/2051	1,804,595	1,442,240
Freddie Mac Gold Pool 2% 11/1/2051	1,107,458	895,122
Freddie Mac Gold Pool 2% 11/1/2051	1,102,819	884,135
Freddie Mac Gold Pool 2% 11/1/2051	772,932	623,286
Freddie Mac Gold Pool 2% 11/1/2051	615,048	494,048
Freddie Mac Gold Pool 2% 11/1/2051	604,549	483,158
Freddie Mac Gold Pool 2% 11/1/2051	20,844	16,659
Freddie Mac Gold Pool 2% 12/1/2035	106,964	98,815
Freddie Mac Gold Pool 2% 12/1/2051	3,626,253	2,892,451
Freddie Mac Gold Pool 2% 12/1/2051	1,935,515	1,566,832
Freddie Mac Gold Pool 2% 12/1/2051	553,523	447,394
Freddie Mac Gold Pool 2% 12/1/2051	154,467	123,837
Freddie Mac Gold Pool 2% 12/1/2051	128,356	102,382
Freddie Mac Gold Pool 2% 12/1/2051	91,239	72,918
Freddie Mac Gold Pool 2% 2/1/2036	142,158	130,663
Freddie Mac Gold Pool 2% 2/1/2036	105,893	97,827
Freddie Mac Gold Pool 2% 2/1/2036	89,366	82,530
Freddie Mac Gold Pool 2% 2/1/2041	428,106	371,325
Freddie Mac Gold Pool 2% 2/1/2051	5,858,408	4,694,879
Freddie Mac Gold Pool 2% 2/1/2051	293,628	235,311
Freddie Mac Gold Pool 2% 2/1/2051	84,090	67,468
Freddie Mac Gold Pool 2% 2/1/2052	1,515,931	1,221,487
Freddie Mac Gold Pool 2% 2/1/2052	1,474,496	1,190,864
Freddie Mac Gold Pool 2% 3/1/2036	296,832	273,107
Freddie Mac Gold Pool 2% 3/1/2036	78,038	72,069
Freddie Mac Gold Pool 2% 3/1/2036	14,934	13,731
Freddie Mac Gold Pool 2% 3/1/2041	388,881	339,099
Freddie Mac Gold Pool 2% 3/1/2051	9,791,123	7,840,405
Freddie Mac Gold Pool 2% 3/1/2051	9,254,129	7,430,641
Freddie Mac Gold Pool 2% 3/1/2051	1,011,698	810,134
Freddie Mac Gold Pool 2% 3/1/2051	904,179	731,665
Freddie Mac Gold Pool 2% 3/1/2051	845,086	683,847
Freddie Mac Gold Pool 2% 3/1/2051	730,873	591,426
Freddie Mac Gold Pool 2% 3/1/2051	100,293	81,158
Freddie Mac Gold Pool 2% 3/1/2051	62,944	50,935
Freddie Mac Gold Pool 2% 3/1/2052	1,284,328	1,022,828
Freddie Mac Gold Pool 2% 4/1/2036	861,060	791,432
Freddie Mac Gold Pool 2% 4/1/2041	16,715	14,480
Freddie Mac Gold Pool 2% 4/1/2042	3,236,787	2,809,326
Freddie Mac Gold Pool 2% 4/1/2051	3,825,988	3,063,724
Freddie Mac Gold Pool 2% 4/1/2051	1,187,801	951,152
Freddie Mac Gold Pool 2% 4/1/2052	11,378,233	9,139,754
Freddie Mac Gold Pool 2% 4/1/2052	982,263	793,317
Freddie Mac Gold Pool 2% 4/1/2052	121,432	98,149
Freddie Mac Gold Pool 2% 5/1/2036	136,076	125,668
Freddie Mac Gold Pool 2% 5/1/2041	411,578	356,372
Freddie Mac Gold Pool 2% 5/1/2051	37,616,711	30,357,310
Freddie Mac Gold Pool 2% 5/1/2051	9,814,025	7,858,743
Freddie Mac Gold Pool 2% 5/1/2051	3,554,939	2,880,004
Freddie Mac Gold Pool 2% 5/1/2051	1,775,425	1,421,701
Freddie Mac Gold Pool 2% 5/1/2051	571,918	458,866
Freddie Mac Gold Pool 2% 5/1/2051	237,718	190,728
Freddie Mac Gold Pool 2% 5/1/2051	37,731	30,532
Freddie Mac Gold Pool 2% 5/1/2051	20,291	16,236
Freddie Mac Gold Pool 2% 5/1/2052	5,925,625	4,793,188
Freddie Mac Gold Pool 2% 6/1/2035	10,680,785	9,890,531
Freddie Mac Gold Pool 2% 6/1/2035	2,225,157	2,060,521
Freddie Mac Gold Pool 2% 6/1/2041	668,793	578,648
Freddie Mac Gold Pool 2% 6/1/2050	51,873,862	41,668,542
Freddie Mac Gold Pool 2% 6/1/2050	552,045	446,890
Freddie Mac Gold Pool 2% 6/1/2051	1,138,839	906,962
Freddie Mac Gold Pool 2% 6/1/2051	59,793	47,843
Freddie Mac Gold Pool 2% 6/1/2052	1,436,091	1,149,076
Freddie Mac Gold Pool 2% 7/1/2041	1,944,712	1,690,082
Freddie Mac Gold Pool 2% 7/1/2041	17,236	14,901
Freddie Mac Gold Pool 2% 7/1/2050	497,726	402,917
Freddie Mac Gold Pool 2% 7/1/2050	176,762	141,932
Freddie Mac Gold Pool 2% 7/1/2050	73,622	59,138
Freddie Mac Gold Pool 2% 7/1/2051	1,875,535	1,524,723
Freddie Mac Gold Pool 2% 7/1/2051	33,464	27,068
Freddie Mac Gold Pool 2% 8/1/2050	23,613	19,115
Freddie Mac Gold Pool 2% 8/1/2051	2,674,400	2,139,898
Freddie Mac Gold Pool 2% 8/1/2051	1,160,113	930,792
Freddie Mac Gold Pool 2% 8/1/2051	37,397	29,923
Freddie Mac Gold Pool 2% 8/1/2051	27,455	21,968
Freddie Mac Gold Pool 2% 8/1/2052	2,149,486	1,717,878
Freddie Mac Gold Pool 2% 8/1/2052	37,839	30,182
Freddie Mac Gold Pool 2% 9/1/2050	37,094,844	29,785,457
Freddie Mac Gold Pool 2% 9/1/2050	923,222	745,344
Freddie Mac Gold Pool 2% 9/1/2050	365,407	293,177
Freddie Mac Gold Pool 2% 9/1/2050	49,171	39,482
Freddie Mac Gold Pool 2% 9/1/2051	720,887	582,669
Freddie Mac Gold Pool 2% 9/1/2051	704,067	569,074
Freddie Mac Gold Pool 2% 9/1/2051	120,081	97,057
Freddie Mac Gold Pool 2% 9/1/2051	19,410	15,432
Freddie Mac Gold Pool 2.5% 1/1/2033	3,910	3,762
Freddie Mac Gold Pool 2.5% 1/1/2041	548,143	491,625
Freddie Mac Gold Pool 2.5% 1/1/2042	422,164	375,648
Freddie Mac Gold Pool 2.5% 1/1/2051	14,057	11,796
Freddie Mac Gold Pool 2.5% 1/1/2052	4,280,919	3,604,578
Freddie Mac Gold Pool 2.5% 1/1/2052	1,074,508	902,396
Freddie Mac Gold Pool 2.5% 1/1/2052	143,720	121,687
Freddie Mac Gold Pool 2.5% 10/1/2041	206,366	183,986
Freddie Mac Gold Pool 2.5% 10/1/2051	7,796,936	6,584,593
Freddie Mac Gold Pool 2.5% 10/1/2051	2,715,632	2,282,347
Freddie Mac Gold Pool 2.5% 11/1/2031	175,739	169,723
Freddie Mac Gold Pool 2.5% 11/1/2041 (t)	2,984,348	2,671,545
Freddie Mac Gold Pool 2.5% 11/1/2041	331,226	296,751
Freddie Mac Gold Pool 2.5% 11/1/2041	127,305	113,788
Freddie Mac Gold Pool 2.5% 11/1/2050	8,811,394	7,471,602
Freddie Mac Gold Pool 2.5% 11/1/2050	834,128	704,951
Freddie Mac Gold Pool 2.5% 11/1/2051	41,629,924	35,286,994
Freddie Mac Gold Pool 2.5% 11/1/2051	346,102	289,151
Freddie Mac Gold Pool 2.5% 12/1/2050	1,025,920	869,927
Freddie Mac Gold Pool 2.5% 12/1/2051	444,482	373,286
Freddie Mac Gold Pool 2.5% 12/1/2051	289,865	241,895
Freddie Mac Gold Pool 2.5% 2/1/2030	147,991	144,082
Freddie Mac Gold Pool 2.5% 2/1/2035	236,283	224,082
Freddie Mac Gold Pool 2.5% 2/1/2042	567,620	507,815
Freddie Mac Gold Pool 2.5% 2/1/2050	1,736,882	1,461,930
Freddie Mac Gold Pool 2.5% 2/1/2051	19,417,087	16,464,676
Freddie Mac Gold Pool 2.5% 2/1/2051	6,604,577	5,544,611
Freddie Mac Gold Pool 2.5% 2/1/2051	17,276	14,503
Freddie Mac Gold Pool 2.5% 3/1/2032	2,598,271	2,507,503
Freddie Mac Gold Pool 2.5% 3/1/2050	6,640,792	5,589,540
Freddie Mac Gold Pool 2.5% 3/1/2051	6,179,229	5,187,527
Freddie Mac Gold Pool 2.5% 4/1/2042	8,017,053	7,127,834
Freddie Mac Gold Pool 2.5% 4/1/2042	80,763	71,966
Freddie Mac Gold Pool 2.5% 4/1/2047	1,069,059	906,840
Freddie Mac Gold Pool 2.5% 4/1/2052 (r)(s)	8,079,146	6,838,071
Freddie Mac Gold Pool 2.5% 5/1/2041	1,209,230	1,089,189
Freddie Mac Gold Pool 2.5% 5/1/2041	139,605	125,452
Freddie Mac Gold Pool 2.5% 5/1/2051	3,257,282	2,760,988
Freddie Mac Gold Pool 2.5% 5/1/2051	2,048,677	1,744,853
Freddie Mac Gold Pool 2.5% 6/1/2031	26,565	25,721
Freddie Mac Gold Pool 2.5% 6/1/2031	20,081	19,466
Freddie Mac Gold Pool 2.5% 6/1/2040	79,149	71,508
Freddie Mac Gold Pool 2.5% 6/1/2041	96,410	86,443
Freddie Mac Gold Pool 2.5% 7/1/2031	45,919	44,461
Freddie Mac Gold Pool 2.5% 7/1/2032	830,487	800,501
Freddie Mac Gold Pool 2.5% 7/1/2036	53,534	50,519
Freddie Mac Gold Pool 2.5% 7/1/2041	6,191,214	5,575,111
Freddie Mac Gold Pool 2.5% 7/1/2050	512,464	433,101
Freddie Mac Gold Pool 2.5% 7/1/2051	3,885,784	3,293,728
Freddie Mac Gold Pool 2.5% 7/1/2051	460,712	388,501
Freddie Mac Gold Pool 2.5% 8/1/2031	77,628	75,134
Freddie Mac Gold Pool 2.5% 8/1/2041	272,475	244,441
Freddie Mac Gold Pool 2.5% 8/1/2050	3,253,838	2,759,085
Freddie Mac Gold Pool 2.5% 9/1/2041	599,855	537,579
Freddie Mac Gold Pool 2.5% 9/1/2051	1,470,156	1,233,751
Freddie Mac Gold Pool 3% 1/1/2048	8,713	7,736
Freddie Mac Gold Pool 3% 1/1/2052	3,590,398	3,146,384
Freddie Mac Gold Pool 3% 1/1/2052	2,164,280	1,895,277
Freddie Mac Gold Pool 3% 10/1/2049	8,658,066	7,608,994
Freddie Mac Gold Pool 3% 11/1/2047	483,110	428,951
Freddie Mac Gold Pool 3% 11/1/2047	185,558	165,046
Freddie Mac Gold Pool 3% 11/1/2050	107,237	93,976
Freddie Mac Gold Pool 3% 11/1/2051 (r)	5,909,038	5,167,205
Freddie Mac Gold Pool 3% 11/1/2051	617,515	541,342
Freddie Mac Gold Pool 3% 11/1/2051	108,442	95,031
Freddie Mac Gold Pool 3% 12/1/2030	81,944	80,220
Freddie Mac Gold Pool 3% 12/1/2032	18,877	18,444
Freddie Mac Gold Pool 3% 12/1/2046	298,987	267,868
Freddie Mac Gold Pool 3% 12/1/2050	874,019	765,932
Freddie Mac Gold Pool 3% 2/1/2033	78,993	77,370
Freddie Mac Gold Pool 3% 3/1/2050	15,698,274	13,786,350
Freddie Mac Gold Pool 3% 3/1/2052	19,807,220	17,462,946
Freddie Mac Gold Pool 3% 3/1/2052	2,606,634	2,282,650
Freddie Mac Gold Pool 3% 3/1/2052	1,109,318	971,438
Freddie Mac Gold Pool 3% 3/1/2052	630,379	550,452
Freddie Mac Gold Pool 3% 4/1/2033	117,283	114,254
Freddie Mac Gold Pool 3% 4/1/2034	16,051	15,568
Freddie Mac Gold Pool 3% 4/1/2046	12,002	10,779
Freddie Mac Gold Pool 3% 4/1/2050	15,811,530	13,885,812
Freddie Mac Gold Pool 3% 4/1/2050	244,874	215,892
Freddie Mac Gold Pool 3% 4/1/2051	5,828,231	5,103,829
Freddie Mac Gold Pool 3% 5/1/2035	1,671,433	1,613,119
Freddie Mac Gold Pool 3% 5/1/2046	90,382	81,172
Freddie Mac Gold Pool 3% 5/1/2046	14,382	12,917
Freddie Mac Gold Pool 3% 5/1/2051	587,166	514,369
Freddie Mac Gold Pool 3% 5/1/2052	7,593,643	6,654,560
Freddie Mac Gold Pool 3% 6/1/2045	23,261	21,104
Freddie Mac Gold Pool 3% 6/1/2046	89,398	80,289
Freddie Mac Gold Pool 3% 6/1/2050	402,995	356,055
Freddie Mac Gold Pool 3% 6/1/2052	3,604,414	3,156,414
Freddie Mac Gold Pool 3% 6/1/2052	3,429,609	3,008,695
Freddie Mac Gold Pool 3% 9/1/2049	37,032	32,834
Freddie Mac Gold Pool 3% 9/1/2051	557,053	487,990
Freddie Mac Gold Pool 3% 9/1/2051	115,824	101,536
Freddie Mac Gold Pool 3.5% 1/1/2044	353,623	333,812
Freddie Mac Gold Pool 3.5% 1/1/2044	178,563	168,447
Freddie Mac Gold Pool 3.5% 1/1/2045	60,296	56,922
Freddie Mac Gold Pool 3.5% 1/1/2046	29,443	27,330
Freddie Mac Gold Pool 3.5% 1/1/2048	2,762,067	2,542,490
Freddie Mac Gold Pool 3.5% 1/1/2048	2,705,516	2,490,435
Freddie Mac Gold Pool 3.5% 1/1/2048	15,533	14,410
Freddie Mac Gold Pool 3.5% 10/1/2034	582,306	569,732
Freddie Mac Gold Pool 3.5% 10/1/2047	69,197	64,194
Freddie Mac Gold Pool 3.5% 10/1/2047	17,251	15,901
Freddie Mac Gold Pool 3.5% 10/1/2049	443,303	407,507
Freddie Mac Gold Pool 3.5% 10/1/2051	392,973	357,957
Freddie Mac Gold Pool 3.5% 11/1/2033	98,121	96,356
Freddie Mac Gold Pool 3.5% 11/1/2033	90,299	88,579
Freddie Mac Gold Pool 3.5% 11/1/2045	42,173	39,227
Freddie Mac Gold Pool 3.5% 11/1/2047	469,857	435,881
Freddie Mac Gold Pool 3.5% 11/1/2047	54,026	49,795
Freddie Mac Gold Pool 3.5% 12/1/2047	245,887	226,632
Freddie Mac Gold Pool 3.5% 12/1/2047	105,380	97,760
Freddie Mac Gold Pool 3.5% 2/1/2034	133,635	131,332
Freddie Mac Gold Pool 3.5% 2/1/2034	121,317	118,613
Freddie Mac Gold Pool 3.5% 2/1/2043	2,063,059	1,946,083
Freddie Mac Gold Pool 3.5% 2/1/2052	132,657	121,003
Freddie Mac Gold Pool 3.5% 3/1/2032	36,645	36,106
Freddie Mac Gold Pool 3.5% 3/1/2045	31,271	29,227
Freddie Mac Gold Pool 3.5% 3/1/2046	67,708	63,041
Freddie Mac Gold Pool 3.5% 3/1/2052	1,069,473	975,538
Freddie Mac Gold Pool 3.5% 3/1/2052	314,717	286,477
Freddie Mac Gold Pool 3.5% 3/1/2052	148,747	135,632
Freddie Mac Gold Pool 3.5% 4/1/2033	221,479	219,043
Freddie Mac Gold Pool 3.5% 4/1/2048	66,110	60,829
Freddie Mac Gold Pool 3.5% 4/1/2052	237,589	217,309
Freddie Mac Gold Pool 3.5% 5/1/2045	42,427	39,595
Freddie Mac Gold Pool 3.5% 5/1/2046	81,405	75,615
Freddie Mac Gold Pool 3.5% 5/1/2046	34,671	32,260
Freddie Mac Gold Pool 3.5% 5/1/2052	583,495	531,867
Freddie Mac Gold Pool 3.5% 6/1/2045	50,696	47,367
Freddie Mac Gold Pool 3.5% 6/1/2045	8,245	7,725
Freddie Mac Gold Pool 3.5% 7/1/2032	40,035	39,421
Freddie Mac Gold Pool 3.5% 7/1/2042	1,079,624	1,018,531
Freddie Mac Gold Pool 3.5% 7/1/2047	1,136,736	1,055,960
Freddie Mac Gold Pool 3.5% 8/1/2042	50,194	47,382
Freddie Mac Gold Pool 3.5% 8/1/2047	1,748,668	1,624,408
Freddie Mac Gold Pool 3.5% 8/1/2047	203,171	188,480
Freddie Mac Gold Pool 3.5% 8/1/2047	137,377	127,615
Freddie Mac Gold Pool 3.5% 8/1/2049	29,329,193	26,970,105
Freddie Mac Gold Pool 3.5% 9/1/2042	2,909,178	2,742,781
Freddie Mac Gold Pool 3.5% 9/1/2042	1,369,278	1,290,246
Freddie Mac Gold Pool 3.5% 9/1/2046	43,333	40,197
Freddie Mac Gold Pool 3.5% 9/1/2047	47,474	44,097
Freddie Mac Gold Pool 3.5% 9/1/2047	39,428	36,577
Freddie Mac Gold Pool 3.5% 9/1/2047	32,353	30,013
Freddie Mac Gold Pool 4% 1/1/2041	39,765	38,766
Freddie Mac Gold Pool 4% 10/1/2041	11,106	10,812
Freddie Mac Gold Pool 4% 10/1/2052	700,318	662,402
Freddie Mac Gold Pool 4% 11/1/2040	41,915	40,835
Freddie Mac Gold Pool 4% 11/1/2051	485,801	461,662
Freddie Mac Gold Pool 4% 2/1/2041	73,015	71,052
Freddie Mac Gold Pool 4% 2/1/2045	43,186	41,673
Freddie Mac Gold Pool 4% 2/1/2048	41,222	39,272
Freddie Mac Gold Pool 4% 2/1/2052	232,326	220,618
Freddie Mac Gold Pool 4% 2/1/2052	217,347	206,395
Freddie Mac Gold Pool 4% 2/1/2053	21,185,737	19,998,991
Freddie Mac Gold Pool 4% 2/1/2053	8,971,051	8,468,526
Freddie Mac Gold Pool 4% 4/1/2043	109,824	106,583
Freddie Mac Gold Pool 4% 4/1/2046	12,038	11,517
Freddie Mac Gold Pool 4% 4/1/2052	556,548	528,503
Freddie Mac Gold Pool 4% 4/1/2052	371,679	352,949
Freddie Mac Gold Pool 4% 5/1/2037	133,016	130,083
Freddie Mac Gold Pool 4% 5/1/2048	177,562	168,781
Freddie Mac Gold Pool 4% 5/1/2048	11,791	11,230
Freddie Mac Gold Pool 4% 6/1/2050	2,969,028	2,803,642
Freddie Mac Gold Pool 4% 6/1/2052	284,069	269,755
Freddie Mac Gold Pool 4% 7/1/2041	41,312	40,136
Freddie Mac Gold Pool 4% 7/1/2048	54,288	51,991
Freddie Mac Gold Pool 4% 7/1/2052	439,595	417,443
Freddie Mac Gold Pool 4% 8/1/2052	270,817	257,170
Freddie Mac Gold Pool 4% 9/1/2040	6,860	6,688
Freddie Mac Gold Pool 4% 9/1/2051	602,765	573,003
Freddie Mac Gold Pool 4.5% 1/1/2042	97,582	97,594
Freddie Mac Gold Pool 4.5% 1/1/2047	3,311	3,256
Freddie Mac Gold Pool 4.5% 1/1/2053	966,439	933,476
Freddie Mac Gold Pool 4.5% 10/1/2052	3,310,927	3,199,035
Freddie Mac Gold Pool 4.5% 11/1/2040	3,182,599	3,179,694
Freddie Mac Gold Pool 4.5% 12/1/2046	3,192	3,139
Freddie Mac Gold Pool 4.5% 12/1/2047	12,262	12,035
Freddie Mac Gold Pool 4.5% 12/1/2048	160,176	156,866
Freddie Mac Gold Pool 4.5% 12/1/2052	7,086,990	6,847,488
Freddie Mac Gold Pool 4.5% 2/1/2047	6,072	5,971
Freddie Mac Gold Pool 4.5% 4/1/2048	5,518	5,413
Freddie Mac Gold Pool 4.5% 4/1/2048	2,242	2,199
Freddie Mac Gold Pool 4.5% 4/1/2048	2,095	2,055
Freddie Mac Gold Pool 4.5% 5/1/2047	16,118	15,845
Freddie Mac Gold Pool 4.5% 5/1/2047	11,789	11,593
Freddie Mac Gold Pool 4.5% 5/1/2047	4,923	4,841
Freddie Mac Gold Pool 4.5% 5/1/2048	4,754	4,662
Freddie Mac Gold Pool 4.5% 6/1/2047	23,055	22,665
Freddie Mac Gold Pool 4.5% 6/1/2047	17,852	17,595
Freddie Mac Gold Pool 4.5% 7/1/2047	32,633	32,193
Freddie Mac Gold Pool 4.5% 7/1/2047	14,400	14,193
Freddie Mac Gold Pool 4.5% 7/1/2047	9,516	9,355
Freddie Mac Gold Pool 4.5% 7/1/2049	944,707	926,952
Freddie Mac Gold Pool 4.5% 8/1/2052	7,094,057	6,860,967
Freddie Mac Gold Pool 4.5% 9/1/2052	5,746,681	5,552,474
Freddie Mac Gold Pool 5% 1/1/2053	486,054	484,632
Freddie Mac Gold Pool 5% 10/1/2052	352,478	352,108
Freddie Mac Gold Pool 5% 11/1/2052	1,065,654	1,064,202
Freddie Mac Gold Pool 5% 11/1/2052	331,997	332,374
Freddie Mac Gold Pool 5% 11/1/2053	22,839,693	22,872,806
Freddie Mac Gold Pool 5% 12/1/2052	5,427,402	5,387,781
Freddie Mac Gold Pool 5% 12/1/2052	756,228	755,197
Freddie Mac Gold Pool 5% 12/1/2052	307,084	306,666
Freddie Mac Gold Pool 5% 12/1/2052	281,667	280,931
Freddie Mac Gold Pool 5% 12/1/2052	143,661	143,285
Freddie Mac Gold Pool 5% 12/1/2054	7,821,050	7,773,731
Freddie Mac Gold Pool 5% 4/1/2054	2,743,246	2,746,366
Freddie Mac Gold Pool 5% 6/1/2052	4,338,057	4,345,702
Freddie Mac Gold Pool 5% 6/1/2053	559,487	565,018
Freddie Mac Gold Pool 5% 9/1/2052	310,635	310,308
Freddie Mac Gold Pool 5% 9/1/2054	19,646,270	19,466,012
Freddie Mac Gold Pool 5.5% 1/1/2055	27,540,224	28,138,910
Freddie Mac Gold Pool 5.5% 1/1/2055	3,776,832	3,841,231
Freddie Mac Gold Pool 5.5% 11/1/2052	12,631,073	12,901,707
Freddie Mac Gold Pool 5.5% 2/1/2054	427,042	431,120
Freddie Mac Gold Pool 5.5% 3/1/2053 (r)	2,246,663	2,294,800
Freddie Mac Gold Pool 5.5% 4/1/2053	2,894,938	2,956,966
Freddie Mac Gold Pool 5.5% 5/1/2039	12,914,819	13,234,814
Freddie Mac Gold Pool 5.5% 5/1/2053	993,137	1,008,519
Freddie Mac Gold Pool 5.5% 9/1/2053	1,432,567	1,461,023
Freddie Mac Gold Pool 6% 10/1/2053	38,857	39,796
Freddie Mac Gold Pool 6% 10/1/2054	2,913,820	3,026,956
Freddie Mac Gold Pool 6% 11/1/2053	747,684	770,640
Freddie Mac Gold Pool 6% 12/1/2052	821,251	850,058
Freddie Mac Gold Pool 6% 12/1/2053	66,543	68,150
Freddie Mac Gold Pool 6% 2/1/2055	2,447,515	2,542,546
Freddie Mac Gold Pool 6% 3/1/2053	776,936	806,617
Freddie Mac Gold Pool 6% 4/1/2039	3,392,348	3,515,322
Freddie Mac Gold Pool 6% 4/1/2054	38,242,504	39,655,653
Freddie Mac Gold Pool 6% 5/1/2054	8,762,059	9,099,528
Freddie Mac Gold Pool 6% 7/1/2039	8,861,007	9,148,994
Freddie Mac Gold Pool 6% 9/1/2039	13,179,127	13,632,165
Freddie Mac Gold Pool 6% 9/1/2039	2,065,515	2,135,389
Freddie Mac Gold Pool 6% 9/1/2053	113,329	116,064
Freddie Mac Gold Pool 6% 9/1/2054	2,540,521	2,640,750
Freddie Mac Gold Pool 6% 9/1/2054	914,399	945,045
Freddie Mac Gold Pool 6.5% 1/1/2054	7,675,574	8,040,956
Freddie Mac Gold Pool 6.5% 1/1/2054	2,822,284	2,959,279
Freddie Mac Gold Pool 6.5% 10/1/2053	2,974,339	3,118,019
Freddie Mac Gold Pool 6.5% 10/1/2053	2,962,255	3,103,500
Freddie Mac Gold Pool 6.5% 2/1/2054	32,735,442	34,293,754
Freddie Mac Gold Pool 6.5% 6/1/2054	32,308,830	34,010,904
Freddie Mac Gold Pool 6.5% 6/1/2054	8,756,201	9,236,644
Freddie Mac Gold Pool 6.5% 9/1/2053	773,750	814,512
Freddie Mac Gold Pool 6.5% 9/1/2053	737,968	773,155
Freddie Mac Gold Pool 6.5% 9/1/2054	10,404,933	10,979,091
Freddie Mac Gold Pool 6.5% 9/1/2054	10,158,873	10,725,803
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	11,766,720	12,187,738
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	17,455,623	18,058,374
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	1,605,801	1,692,028
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	1,461,044	1,539,954
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	462,176	489,629
Freddie Mac Multiclass Mortgage participation certificates 3% 10/1/2031	11,570	11,310
Freddie Mac Non Gold Pool 5% 8/1/2053	953,091	947,325
Freddie Mac Non Gold Pool 5.5% 4/1/2055	3,947,917	4,018,934
Freddie Mac Non Gold Pool 5.5% 5/1/2053	689,028	702,284
Freddie Mac Non Gold Pool 5.5% 6/1/2053	341,983	348,028
Freddie Mac Non Gold Pool 5.5% 7/1/2053	3,565,010	3,626,911
Freddie Mac Non Gold Pool 6% 11/1/2054	2,287,293	2,368,240
Freddie Mac Non Gold Pool 6% 6/1/2053	968,799	1,000,663
Freddie Mac Non Gold Pool 6% 6/1/2053	957,882	991,183
Freddie Mac Non Gold Pool 6% 6/1/2053	800,209	827,528
Freddie Mac Non Gold Pool 6% 6/1/2054	5,958,102	6,165,234
Freddie Mac Non Gold Pool 6% 7/1/2053	614,410	635,769
Freddie Mac Non Gold Pool 6% 7/1/2053	540,377	558,825
Freddie Mac Non Gold Pool 6% 9/1/2053	1,352,532	1,394,058
Freddie Mac Non Gold Pool 6.5% 1/1/2055	9,923,312	10,399,570
Freddie Mac Non Gold Pool 6.5% 1/1/2055	1,226,779	1,296,104
Freddie Mac Non Gold Pool 6.5% 11/1/2054	542,934	573,615
Freddie Mac Non Gold Pool 6.5% 2/1/2055	1,406,342	1,486,363
Ginnie Mae I Pool 2.5% 1/20/2052	3,012,415	2,544,219
Ginnie Mae I Pool 2.5% 12/20/2051	4,705,979	3,974,565
Ginnie Mae I Pool 2.5% 12/20/2051	2,487,080	2,100,533
Ginnie Mae I Pool 2.5% 12/20/2051	1,431,852	1,209,310
Ginnie Mae I Pool 2.5% 8/20/2051	9,974,974	8,424,641
Ginnie Mae I Pool 2.5% 8/20/2051	2,598,001	2,194,214
Ginnie Mae I Pool 2.5% 8/20/2051	1,210,710	1,022,539
Ginnie Mae I Pool 2.5% 9/20/2051	4,165,015	3,517,679
Ginnie Mae I Pool 2.5% 9/20/2051	2,560,068	2,162,176
Ginnie Mae I Pool 3% 1/15/2045	5,490	4,939
Ginnie Mae I Pool 3% 1/15/2045	4,427	3,987
Ginnie Mae I Pool 3% 1/15/2045	2,203	1,985
Ginnie Mae I Pool 3% 1/15/2045	1,983	1,791
Ginnie Mae I Pool 3% 1/15/2045	1,070	962
Ginnie Mae I Pool 3% 2/15/2045	4,635	4,171
Ginnie Mae I Pool 3% 2/15/2045	3,260	2,937
Ginnie Mae I Pool 3% 2/15/2045	2,227	2,006
Ginnie Mae I Pool 3% 2/20/2050	319,015	282,553
Ginnie Mae I Pool 3% 3/15/2045	10,315	9,280
Ginnie Mae I Pool 3% 3/15/2045	5,197	4,693
Ginnie Mae I Pool 3% 3/15/2045	4,303	3,873
Ginnie Mae I Pool 3% 3/15/2045	4,280	3,847
Ginnie Mae I Pool 3% 3/15/2045	3,427	3,085
Ginnie Mae I Pool 3% 3/15/2045	2,927	2,646
Ginnie Mae I Pool 3% 3/15/2045	2,768	2,496
Ginnie Mae I Pool 3% 3/15/2045	2,421	2,196
Ginnie Mae I Pool 3% 3/15/2045	2,424	2,176
Ginnie Mae I Pool 3% 3/15/2045	1,752	1,575
Ginnie Mae I Pool 3% 3/15/2045	1,406	1,286
Ginnie Mae I Pool 3% 3/15/2045	1,380	1,241
Ginnie Mae I Pool 3% 3/15/2045	995	901
Ginnie Mae I Pool 3% 5/15/2045	4,041	3,639
Ginnie Mae I Pool 3% 6/15/2045	2,398	2,153
Ginnie Mae I Pool 3% 6/15/2045	2,272	2,061
Ginnie Mae I Pool 3% 6/15/2045	1,604	1,441
Ginnie Mae I Pool 3% 7/15/2045	5,751	5,153
Ginnie Mae I Pool 3% 7/15/2045	4,929	4,452
Ginnie Mae I Pool 3% 7/15/2045	4,866	4,364
Ginnie Mae I Pool 3% 7/15/2045	4,780	4,287
Ginnie Mae I Pool 3% 7/15/2045	4,162	3,757
Ginnie Mae I Pool 3% 7/15/2045	3,367	3,035
Ginnie Mae I Pool 3% 7/15/2045	3,331	2,984
Ginnie Mae I Pool 3% 7/15/2045	3,023	2,715
Ginnie Mae I Pool 3% 7/15/2045	1,990	1,784
Ginnie Mae I Pool 3% 7/15/2045	1,728	1,549
Ginnie Mae I Pool 3% 7/15/2045	1,282	1,149
Ginnie Mae I Pool 3.5% 10/20/2052	4,413,968	4,028,584
Ginnie Mae I Pool 3.5% 2/20/2043	16,764	15,757
Ginnie Mae I Pool 3.5% 3/20/2043	9,072	8,520
Ginnie Mae I Pool 3.5% 3/20/2043	7,673	7,208
Ginnie Mae I Pool 3.5% 4/20/2043	9,581	8,986
Ginnie Mae I Pool 3.5% 4/20/2043	4,087	3,837
Ginnie Mae I Pool 3.5% 7/20/2046	200,581	185,105
Ginnie Mae I Pool 3.5% 7/20/2052	23,313,305	21,277,819
Ginnie Mae I Pool 3.5% 8/20/2052	13,813,149	12,607,122
Ginnie Mae I Pool 3.5% 9/20/2052	6,643,578	6,063,526
Ginnie Mae I Pool 4% 10/20/2052	12,889,708	12,126,413
Ginnie Mae I Pool 4% 11/20/2041	91,352	88,185
Ginnie Mae I Pool 4% 11/20/2042	77,664	74,961
Ginnie Mae I Pool 4% 12/15/2040	27,727	26,892
Ginnie Mae I Pool 4% 4/20/2048	33,218	31,352
Ginnie Mae I Pool 4% 4/20/2048	31,565	29,792
Ginnie Mae I Pool 4% 8/15/2041	165,028	159,915
Ginnie Mae I Pool 4.5% 4/20/2053	3,934,252	3,815,040
Ginnie Mae I Pool 4.5% 5/20/2041	2,257	2,245
Ginnie Mae I Pool 5% 4/20/2048	214,874	218,028
Ginnie Mae I Pool 5.5% 3/20/2054	6,141,849	6,237,779
Ginnie Mae II Pool 2% 1/20/2051	94,696,161	77,568,495
Ginnie Mae II Pool 2% 10/1/2055 (e)	60,375,000	49,412,440
Ginnie Mae II Pool 2% 10/20/2050	18,403,251	15,071,786
Ginnie Mae II Pool 2% 11/20/2050	5,810,158	4,759,277
Ginnie Mae II Pool 2% 12/20/2050	7,991,685	6,544,358
Ginnie Mae II Pool 2% 2/20/2051	8,819,244	7,224,110
Ginnie Mae II Pool 2% 2/20/2052	42,031,631	34,422,817
Ginnie Mae II Pool 2% 3/20/2052	10,246,264	8,394,627
Ginnie Mae II Pool 2% 4/20/2051	130,713	107,071
Ginnie Mae II Pool 2% 7/20/2054	469,247	383,934
Ginnie Mae II Pool 2% 9/1/2055 (e)	164,050,000	134,294,742
Ginnie Mae II Pool 2% 9/20/2050	15,260,723	12,505,290
Ginnie Mae II Pool 2.5% 12/20/2051	22,752,642	19,387,019
Ginnie Mae II Pool 2.5% 3/20/2052	22,549,984	19,217,861
Ginnie Mae II Pool 2.5% 5/20/2052	18,286,526	15,584,398
Ginnie Mae II Pool 2.5% 6/20/2051	983,729	838,214
Ginnie Mae II Pool 2.5% 7/20/2051	1,860,860	1,585,598
Ginnie Mae II Pool 2.5% 9/1/2055 (e)	93,725,000	79,834,843
Ginnie Mae II Pool 2.5% 9/20/2051	2,359,882	2,010,803
Ginnie Mae II Pool 3% 1/20/2032	771,656	752,957
Ginnie Mae II Pool 3% 1/20/2043	17,365	15,904
Ginnie Mae II Pool 3% 1/20/2047	25,567	22,965
Ginnie Mae II Pool 3% 10/20/2031	254,102	248,063
Ginnie Mae II Pool 3% 10/20/2050	10,475	9,304
Ginnie Mae II Pool 3% 11/20/2031	270,986	264,419
Ginnie Mae II Pool 3% 12/20/2031	411,430	401,556
Ginnie Mae II Pool 3% 12/20/2042	47,199	43,229
Ginnie Mae II Pool 3% 12/20/2046	13,841,964	12,432,912
Ginnie Mae II Pool 3% 2/20/2031	33,023	32,312
Ginnie Mae II Pool 3% 2/20/2047	245,205	220,244
Ginnie Mae II Pool 3% 2/20/2052	353,155	313,094
Ginnie Mae II Pool 3% 3/20/2031	66,639	65,169
Ginnie Mae II Pool 3% 3/20/2050	1,743,056	1,548,734
Ginnie Mae II Pool 3% 3/20/2052	2,970,666	2,632,757
Ginnie Mae II Pool 3% 4/20/2031	248,593	243,108
Ginnie Mae II Pool 3% 4/20/2052	102,254,542	90,623,210
Ginnie Mae II Pool 3% 5/20/2031	531,227	519,373
Ginnie Mae II Pool 3% 5/20/2052	39,909,738	35,370,054
Ginnie Mae II Pool 3% 7/20/2031	6,941	6,781
Ginnie Mae II Pool 3% 8/20/2031	81,177	79,306
Ginnie Mae II Pool 3% 9/20/2031	32,614	31,855
Ginnie Mae II Pool 3.5% 12/20/2041	83,316	78,195
Ginnie Mae II Pool 3.5% 2/20/2043	28,147	26,314
Ginnie Mae II Pool 3.5% 2/20/2050	46,409	42,726
Ginnie Mae II Pool 3.5% 5/20/2043	12,559	11,682
Ginnie Mae II Pool 4% 1/20/2041	115,683	112,126
Ginnie Mae II Pool 4% 1/20/2046	2,225	2,128
Ginnie Mae II Pool 4% 10/1/2055 (e)	40,350,000	37,618,874
Ginnie Mae II Pool 4% 10/20/2040	38,194	37,028
Ginnie Mae II Pool 4% 10/20/2045	67,430	64,586
Ginnie Mae II Pool 4% 12/20/2045	2,328	2,227
Ginnie Mae II Pool 4% 3/20/2047	130,313	124,378
Ginnie Mae II Pool 4% 4/20/2047	233,277	222,652
Ginnie Mae II Pool 4% 5/20/2046	116,261	111,111
Ginnie Mae II Pool 4% 6/20/2045	124,184	119,100
Ginnie Mae II Pool 4% 7/20/2044	4,864	4,674
Ginnie Mae II Pool 4% 8/20/2043	7,104	6,849
Ginnie Mae II Pool 4% 8/20/2045	73,983	70,898
Ginnie Mae II Pool 4% 9/1/2055 (e)	80,700,000	75,239,636
Ginnie Mae II Pool 4% 9/20/2045	1,879	1,800
Ginnie Mae II Pool 4.5% 1/20/2045	2,841	2,810
Ginnie Mae II Pool 4.5% 10/1/2055 (e)	40,000,000	38,494,032
Ginnie Mae II Pool 4.5% 10/20/2044	2,222	2,198
Ginnie Mae II Pool 4.5% 11/20/2039	3,584	3,568
Ginnie Mae II Pool 4.5% 11/20/2041	1,182	1,175
Ginnie Mae II Pool 4.5% 11/20/2048	58,165	57,094
Ginnie Mae II Pool 4.5% 12/20/2048	72,869	71,458
Ginnie Mae II Pool 4.5% 2/20/2042	1,460	1,451
Ginnie Mae II Pool 4.5% 2/20/2044	10,723	10,641
Ginnie Mae II Pool 4.5% 3/20/2046	7,691	7,629
Ginnie Mae II Pool 4.5% 4/20/2035	15,957	15,918
Ginnie Mae II Pool 4.5% 5/20/2041	32,799	32,624
Ginnie Mae II Pool 4.5% 5/20/2042	22,722	22,601
Ginnie Mae II Pool 4.5% 5/20/2046	3,958	3,926
Ginnie Mae II Pool 4.5% 6/20/2041	13,843	13,768
Ginnie Mae II Pool 4.5% 6/20/2043	1,823	1,813
Ginnie Mae II Pool 4.5% 6/20/2044	2,365	2,349
Ginnie Mae II Pool 4.5% 8/20/2048	4,120	4,048
Ginnie Mae II Pool 4.5% 9/1/2055 (e)	40,000,000	38,243,408
Ginnie Mae II Pool 4.5% 9/20/2039	6,406	6,377
Ginnie Mae II Pool 4.5% 9/20/2046	2,535	2,519
Ginnie Mae II Pool 5% 10/1/2055 (e)	121,750,000	120,355,950
Ginnie Mae II Pool 5% 12/20/2054	4,828,347	4,784,539
Ginnie Mae II Pool 5% 9/1/2055 (e)	243,500,000	240,766,713
Ginnie Mae II Pool 5.5% 1/20/2055	5,073,393	5,146,293
Ginnie Mae II Pool 5.5% 10/1/2055 (e)	84,650,000	85,198,439
Ginnie Mae II Pool 5.5% 12/20/2054	6,138,620	6,247,928
Ginnie Mae II Pool 5.5% 12/20/2054	5,574,748	5,618,703
Ginnie Mae II Pool 5.5% 9/1/2055 (e)	185,700,000	187,069,965
Ginnie Mae II Pool 6% 10/1/2055 (e)	133,925,000	136,471,624
Ginnie Mae II Pool 6% 12/20/2054	10,084,559	10,282,905
Ginnie Mae II Pool 6% 9/1/2055 (e)	259,725,000	264,907,267
Ginnie Mae II Pool 6.5% 5/20/2055	25,474,467	26,239,035
Uniform Mortgage Backed Securities 2% 10/1/2055 (e)	319,550,000	253,767,661
Uniform Mortgage Backed Securities 2% 9/1/2055 (e)	505,700,000	401,517,911
Uniform Mortgage Backed Securities 2.5% 10/1/2055 (e)	42,675,000	35,433,586
Uniform Mortgage Backed Securities 2.5% 9/1/2055 (e)	143,875,000	119,444,349
Uniform Mortgage Backed Securities 3% 9/1/2055 (e)	5,225,000	4,526,972
Uniform Mortgage Backed Securities 3.5% 10/1/2055 (e)	61,150,000	55,228,485
Uniform Mortgage Backed Securities 3.5% 9/1/2055 (e)	109,400,000	98,848,884
Uniform Mortgage Backed Securities 4% 10/1/2055 (e)	24,100,000	22,484,546
Uniform Mortgage Backed Securities 4% 9/1/2055 (e)	48,200,000	44,957,798
Uniform Mortgage Backed Securities 4.5% 10/1/2055 (e)	40,575,000	38,997,963
Uniform Mortgage Backed Securities 4.5% 9/1/2055 (e)	101,075,000	97,276,794
Uniform Mortgage Backed Securities 5.5% 9/1/2055 (e)	110,650,000	111,298,343
Uniform Mortgage Backed Securities 6% 10/1/2055 (e)	3,950,000	4,032,394
Uniform Mortgage Backed Securities 6% 9/1/2055 (e)	12,650,000	12,924,743
TOTAL UNITED STATES		5,773,893,154
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,744,714,105)		5,773,893,154

U.S. Treasury Obligations - 33.6%
	Yield (%) (u)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	4.48 to 4.61	11,116,600	6,917,912
US Treasury Bonds 1.125% 8/15/2040	4.51	4,800,000	2,955,000
US Treasury Bonds 1.75% 8/15/2041	1.94 to 2.00	12,905,000	8,548,554
US Treasury Bonds 1.875% 11/15/2051	1.92 to 2.04	26,946,000	14,664,518
US Treasury Bonds 2% 11/15/2041	2.08 to 2.10	13,900,000	9,530,730
US Treasury Bonds 2% 8/15/2051	4.94	5,000,000	2,821,875
US Treasury Bonds 2.25% 2/15/2052	2.29 to 2.99	29,700,000	17,753,871
US Treasury Bonds 2.25% 8/15/2046	4.92	90,000	58,310
US Treasury Bonds 2.25% 8/15/2049	4.66	70,000,000	43,197,657
US Treasury Bonds 2.875% 5/15/2049	4.77	27,953,600	19,767,345
US Treasury Bonds 2.875% 5/15/2052	3.19 to 5.04	10,996,000	7,582,515
US Treasury Bonds 3% 2/15/2047	4.93 to 4.96	8,200,000	6,091,063
US Treasury Bonds 3% 8/15/2052	3.37 to 4.02	56,140,000	39,701,506
US Treasury Bonds 3.25% 5/15/2042	3.39 to 5.23	12,305,000	10,118,459
US Treasury Bonds 3.625% 2/15/2053	3.62 to 5.09	196,335,000	157,152,363
US Treasury Bonds 3.875% 5/15/2043 (s)	4.14 to 4.58	4,000,000	3,543,984
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	256,713,000	220,311,898
US Treasury Bonds 4.125% 8/15/2044	4.65	760,000	690,383
US Treasury Bonds 4.125% 8/15/2053	4.23 to 5.11	142,118,000	124,469,831
US Treasury Bonds 4.25% 2/15/2054	4.46 to 4.82	451,441,000	403,898,621
US Treasury Bonds 4.25% 8/15/2054	4.57 to 4.97	219,685,000	196,549,423
US Treasury Bonds 4.375% 8/15/2043	4.76 to 5.16	40,600,000	38,389,203
US Treasury Bonds 4.5% 11/15/2054	4.33 to 4.85	355,800,000	332,130,961
US Treasury Bonds 4.5% 2/15/2044	4.45 to 4.72	990,000	948,930
US Treasury Bonds 4.625% 11/15/2044	4.52 to 5.12	45,890,000	44,516,885
US Treasury Bonds 4.625% 2/15/2055	4.60 to 5.09	92,275,000	87,949,609
US Treasury Bonds 4.625% 5/15/2044	4.60 to 4.73	1,380,000	1,342,373
US Treasury Bonds 4.625% 5/15/2054	3.96 to 4.73	222,620,000	212,089,030
US Treasury Bonds 4.75% 11/15/2053	4.52	15,000,000	14,581,641
US Treasury Bonds 4.75% 5/15/2055	4.80 to 5.00	227,685,000	221,494,814
US Treasury Bonds 4.75% 8/15/2055	4.85 to 4.92	25,850,000	25,155,281
US Treasury Bonds 5% 5/15/2045	4.89	4,900,000	4,981,922
US Treasury Bonds 6.25% 5/15/2030 (t)	4.16 to 4.91	12,400,000	13,759,156
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.58 to 2.66	12,808,417	12,122,795
US Treasury Notes 0.75% 3/31/2026	4.28	3,470,000	3,406,618
US Treasury Notes 2.625% 7/31/2029	4.45	11,120,000	10,714,294
US Treasury Notes 2.875% 5/15/2032 (r)(s)	2.98 to 4.08	1,877,000	1,763,060
US Treasury Notes 3.375% 5/15/2033	3.74 to 4.43	146,650,000	140,560,588
US Treasury Notes 3.5% 2/15/2033	3.53 to 4.24	137,914,000	133,679,610
US Treasury Notes 3.625% 3/31/2030	3.55 to 4.88	969,000	966,880
US Treasury Notes 3.625% 8/15/2028	3.73	3,000,000	3,003,984
US Treasury Notes 3.625% 8/31/2030	3.69	9,000,000	8,972,578
US Treasury Notes 3.625% 9/30/2031	3.66 to 4.23	126,300,000	124,879,125
US Treasury Notes 3.75% 12/31/2030	4.07	1,700,000	1,700,598
US Treasury Notes 3.75% 4/15/2028	3.69	13,910,000	13,963,249
US Treasury Notes 3.75% 5/31/2030	3.81 to 3.84	826,000	828,194
US Treasury Notes 3.75% 8/31/2031	3.54 to 4.68	711,200,000	708,394,097
US Treasury Notes 3.875% 12/31/2029	4.13	78,205,000	78,880,129
US Treasury Notes 3.875% 6/30/2030	3.83 to 3.96	29,000,000	29,237,890
US Treasury Notes 3.875% 7/31/2030	3.83	10,000,000	10,080,469
US Treasury Notes 3.875% 8/15/2033 (s)	4.02 to 4.62	82,098,000	81,238,537
US Treasury Notes 3.875% 8/15/2034	3.64 to 4.77	531,460,000	521,079,949
US Treasury Notes 4% 2/15/2034	4.09 to 4.74	9,105,000	9,051,650
US Treasury Notes 4% 2/28/2030	4.13 to 4.39	368,000	373,161
US Treasury Notes 4% 3/31/2030	3.94	7,100,000	7,197,348
US Treasury Notes 4% 4/30/2032	4.25	80,000,000	80,462,500
US Treasury Notes 4% 5/31/2030	3.74 to 4.01	72,942,000	73,953,501
US Treasury Notes 4% 6/30/2032	4.12 to 4.18	101,800,000	102,324,906
US Treasury Notes 4% 7/31/2032	3.92 to 4.11	131,135,000	131,729,205
US Treasury Notes 4.125% 10/31/2031	3.97 to 4.37	79,500,000	80,714,238
US Treasury Notes 4.125% 11/15/2032	3.68 to 4.09	82,955,000	83,881,763
US Treasury Notes 4.125% 11/30/2029	4.11	340,000	346,229
US Treasury Notes 4.125% 11/30/2031	4.08 to 4.55	68,000,000	69,009,375
US Treasury Notes 4.125% 2/29/2032	3.86 to 4.36	137,683,000	139,592,276
US Treasury Notes 4.125% 3/31/2031	4.35 to 4.65	71,974,000	73,244,791
US Treasury Notes 4.125% 3/31/2032	4.07 to 4.26	307,000,000	311,137,304
US Treasury Notes 4.125% 5/31/2032	3.94 to 4.20	237,552,000	240,546,604
US Treasury Notes 4.125% 7/31/2031	3.70 to 4.19	140,900,000	143,209,492
US Treasury Notes 4.25% 11/15/2034	4.16 to 4.47	301,900,000	303,881,219
US Treasury Notes 4.25% 5/15/2035	4.20 to 4.48	323,217,000	324,227,054
US Treasury Notes 4.25% 6/30/2031	4.45	1,400,000	1,432,320
US Treasury Notes 4.25% 8/15/2035	4.22 to 4.28	10,400,000	10,421,125
US Treasury Notes 4.375% 12/31/2029	4.39	550,000	565,576
US Treasury Notes 4.375% 5/15/2034	3.66 to 4.61	119,720,000	122,058,281
US Treasury Notes 4.5% 11/15/2033	4.26 to 4.44	105,372,000	108,656,643
US Treasury Notes 4.625% 2/15/2035	4.01 to 4.58	217,484,000	224,926,042
US Treasury Notes 4.625% 4/30/2029	3.87 to 4.72	8,220,000	8,500,636
US Treasury Notes 4.625% 9/30/2028	3.56 to 4.85	2,330,000	2,399,627
US Treasury Notes 4.625% 9/30/2030	5.01	526,000	547,903
US Treasury Notes 4.75% 2/15/2045	4.78 to 4.97	21,660,000	21,338,484
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,950,026,682)			6,854,867,520

Money Market Funds - 2.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (v)	4.36	528,950,271	529,056,061
Fidelity Securities Lending Cash Central Fund (v)(w)	4.36	35,483,652	35,487,200
TOTAL MONEY MARKET FUNDS (Cost $564,543,260)			564,543,261

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.1%
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.025% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/23/2030	5,370,000	189,305
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.08% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	15,750,000	539,883
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.95% and receive annually a floating rate based on US SOFR Index, expiring May 2035	4/29/2030	18,830,000	690,397
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2/2030	3,350,000	116,414
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring December 2034	12/20/2029	9,400,000	311,993
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.03% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/25/2030	7,400,000	260,050
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.146% and receive annually a floating rate based on US SOFR Index, expiring August 2035	7/30/2030	25,160,000	870,179
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.455% and receive annually a floating rate based on US SOFR Index, expiring August 2034	8/29/2029	27,200,000	1,143,204
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.9025% and receive annually a floating rate based on US SOFR Index, expiring April 2036	4/14/2026	12,260,000	190,574
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.9% and receive annually a floating rate based on US SOFR Index, expiring July 2036	7/8/2026	24,300,000	493,452
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.804% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/25/2026	10,620,000	276,674
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.87% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/7/2029	11,300,000	392,992
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.075% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	17,020,000	585,211

TOTAL PUT SWAPTIONS			6,060,328
Call Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.025% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/23/2030	5,370,000	183,652
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.08% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	15,750,000	556,619
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.95% and pay annually a floating rate based on US SOFR Index, expiring May 2035	4/29/2030	18,830,000	613,516
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.065% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/2/2030	3,350,000	117,315
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on the US SOFR Index, expiring December 2034	12/20/2029	9,400,000	320,068
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.03% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/25/2030	7,400,000	253,026
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.146% and pay anually a floating rate based on US SOFR Index, expiring August 2035	7/30/2030	25,160,000	912,752
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.455% and pay annually a floating rate based on US SOFR Index, expiring August 2034	8/29/2029	27,200,000	633,137
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.9025% and pay annually a floating rate based on US SOFR Index, expiring April 2036	4/14/2026	12,260,000	381,154
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.9% and pay annually a floating rate based on US SOFR Index, expiring July 2036	7/8/2026	24,300,000	815,360
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.804% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/25/2026	10,620,000	319,209
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.87% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/7/2029	11,300,000	351,228
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 4.075% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	17,020,000	599,994

TOTAL CALL SWAPTIONS			6,057,030
TOTAL PURCHASED SWAPTIONS (Cost $14,056,530)			12,117,358

TOTAL INVESTMENT IN SECURITIES - 114.0% (Cost $23,153,975,596)	23,245,346,108
NET OTHER ASSETS (LIABILITIES) - (14.0)%	(2,854,352,245)
NET ASSETS - 100.0%	20,390,993,863

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 9/1/2055	(120,750,000)	(98,848,462)
Ginnie Mae II Pool 4% 9/1/2055	(80,700,000)	(75,239,636)
Ginnie Mae II Pool 4.5% 9/1/2055	(40,000,000)	(38,243,407)
Ginnie Mae II Pool 5% 9/1/2055	(243,500,000)	(240,766,713)
Ginnie Mae II Pool 5.5% 9/1/2055	(164,000,000)	(165,209,877)
Ginnie Mae II Pool 6% 9/1/2055	(203,250,000)	(207,305,427)
Uniform Mortgage Backed Securities 2% 9/1/2055	(489,925,000)	(388,992,809)
Uniform Mortgage Backed Securities 2.5% 9/1/2055	(150,975,000)	(125,338,735)
Uniform Mortgage Backed Securities 3.5% 9/1/2055	(93,000,000)	(84,030,587)
Uniform Mortgage Backed Securities 4% 10/1/2055	(19,325,000)	(18,029,620)
Uniform Mortgage Backed Securities 4% 9/1/2055	(48,200,000)	(44,957,798)
Uniform Mortgage Backed Securities 4.5% 10/1/2055	(20,300,000)	(19,510,996)
Uniform Mortgage Backed Securities 4.5% 9/1/2055	(101,075,000)	(97,276,794)
Uniform Mortgage Backed Securities 5% 9/1/2055	(6,400,000)	(6,311,750)
Uniform Mortgage Backed Securities 5.5% 9/1/2055	(41,100,000)	(41,340,821)
Uniform Mortgage Backed Securities 6% 9/1/2055	(13,600,000)	(13,895,376)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(1,665,298,808)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,656,702,564)		(1,665,298,808)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
ASX 10Y Australia Treasury Bond Contracts (Australia)	23	9/15/2025	1,711,446	887	887
CBOT 10Y US Treasury Notes Contracts (United States)	4,763	12/19/2025	535,911,922	3,026,482	3,026,482
CBOT 2Y US Treasury Notes Contracts (United States)	2,032	12/31/2025	423,846,625	780,369	780,369
CBOT 5Y US Treasury Notes Contracts (United States)	5,527	12/31/2025	605,206,500	2,932,625	2,932,625
CBOT US Treasury Long Bond Contracts (United States)	225	12/19/2025	25,720,313	78,322	78,322
CBOT US Treasury Ultra Bond Contracts (United States)	60	12/19/2025	6,986,250	(26,714)	(26,714)
Eurex Euro-Bobl Contracts (Germany)	4	9/8/2025	549,666	977	977
Eurex Euro-Bund Contracts (Germany)	11	9/8/2025	1,667,166	(2,323)	(2,323)
TME 10Y Canadian Bond Contacts (Canada)	58	12/18/2025	5,089,438	31,953	31,953

TOTAL PURCHASED					6,822,578

Sold

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	1,057	12/19/2025	118,929,016	(679,117)	(679,117)
CBOT 5Y US Treasury Notes Contracts (United States)	970	12/31/2025	106,215,000	(524,557)	(524,557)
ICE United Kingdom of Great Britain and Northern Ireland Contracts (United Kingdom)	1	12/29/2025	122,347	(230)	(230)

TOTAL SOLD					(1,203,904)

TOTAL FUTURES CONTRACTS					5,618,674
The notional amount of futures purchased as a percentage of Net Assets is 7.8%
The notional amount of futures sold as a percentage of Net Assets is 1.1%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

CAD	213,000	USD	154,546	JPMorgan Chase Bank NA	10/3/2025	774
EUR	490,000	USD	571,972	Bank of America NA	9/2/2025	1,279
EUR	60,000	USD	70,103	BNP Paribas SA	10/3/2025	226
EUR	2,258,000	USD	2,636,837	Bank of America NA	10/3/2025	9,891
EUR	648,000	USD	757,606	JPMorgan Chase Bank NA	10/3/2025	1,951
EUR	1,796,000	USD	2,095,117	Royal Bank of Canada	10/3/2025	10,076
EUR	304,000	USD	355,438	Royal Bank of Canada	10/3/2025	898
EUR	123,000	USD	144,261	State Street Bank & Trust Co	10/3/2025	(85)
GBP	1,630,000	USD	2,203,692	Bank of America NA	10/3/2025	46
USD	29,414	AUD	45,000	BNP Paribas SA	10/3/2025	(52)
USD	847,186	AUD	1,288,000	Citibank NA	10/3/2025	3,811
USD	115,188	CAD	157,000	BNP Paribas SA	10/3/2025	704
USD	2,947,305	CAD	3,985,000	JPMorgan Chase Bank NA	10/3/2025	41,448
USD	121,186,812	EUR	102,427,000	BNP Paribas SA	10/3/2025	1,126,389
USD	330,050	EUR	281,000	BNP Paribas SA	10/3/2025	675
USD	522,742	EUR	450,000	BNP Paribas SA	10/3/2025	(4,728)
USD	553,228	EUR	473,000	Bank of America NA	10/3/2025	(1,202)
USD	46,478	EUR	40,000	Bank of America NA	10/3/2025	(408)
USD	414,250	EUR	350,000	Bank of America NA	10/3/2025	3,996
USD	377,386	EUR	325,000	Goldman Sachs Bank USA	10/3/2025	(3,565)
USD	183,292	EUR	159,000	JPMorgan Chase Bank NA	10/3/2025	(3,081)
USD	525,180	EUR	446,000	JPMorgan Chase Bank NA	10/3/2025	2,399
USD	2,266,600	GBP	1,677,000	Bank of America NA	9/2/2025	(34)
USD	28,781,673	GBP	21,082,000	BNP Paribas SA	10/3/2025	279,084
USD	862,961	GBP	643,000	JPMorgan Chase Bank NA	10/3/2025	(6,367)
USD	910,916	JPY	130,800,000	JPMorgan Chase Bank NA	10/3/2025	17,881

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						1,482,006
Unrealized Appreciation						1,501,528
Unrealized Depreciation						(19,522)

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty(4)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)		Value ($)(2)	Upfront Premium Received/ (Paid) ($)(5)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
BMW Finance NV 0.75% 7/13/2026		6/20/2030	BNP Paribas SA	(1%)	Quarterly	EUR	3,290,000	(88,896)	61,189	(27,707)
Generali 4.125% 5/4/2026		6/20/2030	BNP Paribas SA	(1%)	Quarterly	EUR	1,550,000	(13,412)	(5,415)	(18,827)
Societe Generale SA 5.25% 9/6/2032		6/20/2030	BNP Paribas SA	(1%)	Quarterly	EUR	1,400,000	13,624	(11,147)	2,477
Deutsche Bank AG 5.625% 5/19/2031		6/20/2030	BNP Paribas SA	(1%)	Quarterly	EUR	1,150,000	14,176	(28,313)	(14,137)
Allianz SE 2.121% 7/8/2050		12/20/2030	BNP Paribas SA	(1%)	Quarterly	EUR	2,050,000	(28,066)	24,315	(3,751)
Aviva PLC 6.125% 11/14/2036		12/20/2030	Citibank NA	(1%)	Quarterly	EUR	1,600,000	(1,764)	461	(1,303)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly		30,000	4,797	(7,649)	(2,852)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly		370,000	59,166	(103,626)	(44,460)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly		600,000	95,945	(173,086)	(77,141)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly		950,000	151,913	(270,001)	(118,088)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly		590,000	94,346	(140,021)	(45,675)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly		580,000	92,747	(109,149)	(16,402)
CMBX BBB- Series 17 Index		12/15/2056	Goldman Sachs & Co LLC	(3%)	Monthly		900,000	113,490	(122,267)	(8,777)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly		1,300,000	207,881	(198,476)	9,405
CMBX BBB- Series 17 Index		12/15/2056	Goldman Sachs & Co LLC	(3%)	Monthly		600,000	75,660	(67,922)	7,738
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly		1,900,000	126,287	(95,157)	31,130
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly		1,300,000	86,407	(51,920)	34,487
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly		2,000,000	132,933	(76,027)	56,906
CMBX BBB- Series 17 Index		12/15/2056	Goldman Sachs & Co LLC	(3%)	Monthly		1,600,000	201,761	(258,762)	(57,001)
CMBX BB Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(5%)	Monthly		400,000	47,172	(59,336)	(12,164)
CMBX AAA Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(0.5%)	Monthly		1,399,908	11,566	(16,500)	(4,934)
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly		700,000	46,527	(50,335)	(3,808)
Intesa Sanpaolo SpA 6.184% 2/20/2034		6/20/2030	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	1,450,000	(7,554)	(9,390)	(16,944)
Commerzbank AG 4% 12/5/2030		12/20/2030	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	1,350,000	18,889	(16,966)	1,923
Heidelberg Materials AG 3.75% 5/31/2032		12/20/2030	JPMorgan Chase Bank NA	(5%)	Quarterly	EUR	1,630,000	(420,949)	399,712	(21,237)
UniCredit SpA 5.375% 4/16/2034		6/20/2030	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	1,400,000	(650)	(12,879)	(13,529)
CMBX BBB- Series 16 Index		4/17/2065	JPMorgan Securities LLC	(3%)	Monthly		180,000	28,784	(49,905)	(21,121)
CMBX BBB- Series 16 Index		4/17/2065	JPMorgan Securities LLC	(3%)	Monthly		110,000	17,590	(32,291)	(14,701)
CMBX BB Series 18 Index		12/17/2057	JPMorgan Securities LLC	(5%)	Monthly		1,100,000	129,722	(72,874)	56,848
CMBX BB Series 18 Index		12/17/2057	JPMorgan Securities LLC	(5%)	Monthly		400,000	47,172	(28,370)	18,802
CMBX AAA Series 13 Index		12/16/2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		20,000	(71)	(312)	(383)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		120,000	19,189	(27,891)	(8,702)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		170,000	27,185	(38,991)	(11,806)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		180,000	28,784	(40,176)	(11,392)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		200,000	31,982	(32,435)	(453)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		600,000	95,945	(98,037)	(2,092)
CMBX BBB- Series 17 Index		12/15/2056	Morgan Stanley Capital Services LLC	(3%)	Monthly		400,000	50,440	(55,327)	(4,887)
CMBX BBB- Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(3%)	Monthly		800,000	53,173	(30,822)	22,351
CMBX BB Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		2,100,000	247,651	(136,424)	111,227
CMBX BB Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		600,000	70,758	(87,884)	(17,126)
CMBX BB Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		800,000	94,343	(114,918)	(20,575)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly		180,000	28,784	(42,672)	(13,888)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly		330,000	52,770	(77,940)	(25,170)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly		280,000	44,774	(71,434)	(26,660)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly		450,000	71,959	(131,522)	(59,563)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly		130,000	20,788	(36,025)	(15,237)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly		680,000	108,738	(147,186)	(38,448)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly		900,000	143,918	(196,235)	(52,317)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly		170,000	27,185	(45,323)	(18,138)
CMBX BBB- Series 17 Index		12/15/2056	Citigroup Global Markets Ltd	(3%)	Monthly		900,000	113,490	(141,050)	(27,560)
CMBX BBB Series 15 Index		11/18/2064	Citigroup Global Markets Ltd	(3%)	Monthly		1,200,000	169,460	(178,818)	(9,358)
CMBX BBB- Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(3%)	Monthly		1,000,000	66,467	(39,107)	27,360
CMBX BBB- Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(3%)	Monthly		1,000,000	66,467	(36,197)	30,270
CMBX BBB Series 15 Index		11/18/2064	Citigroup Global Markets Ltd	(3%)	Monthly		700,000	98,852	(111,590)	(12,738)
CMBX BBB- Series 17 Index		12/15/2056	Citigroup Global Markets Ltd	(3%)	Monthly		200,000	25,220	(27,727)	(2,507)
CMBX AAA Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(0.5%)	Monthly		3,299,782	27,262	(56,368)	(29,106)
CMBX AAA Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(0.5%)	Monthly		9,100,000	(6,074)	(16,889)	(22,963)
CMBX AAA Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(0.5%)	Monthly		11,399,248	94,179	(96,031)	(1,852)
CMBX AAA Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(0.5%)	Monthly		13,099,136	108,224	(112,295)	(4,071)
5Y CDX EMIG CDSI Series 43 Index		6/20/2030	ICE	(1%)	Quarterly		4,185,000	(2,291)	0	(2,291)

TOTAL BUY PROTECTION								3,236,815	(3,809,733)	(572,918)
Sell Protection
CMBX AAA Series 13 Index	NR	12/16/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		20,000	71	454	525

TOTAL CREDIT DEFAULT SWAPS								3,236,886	(3,809,279)	(572,393)

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.
(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
(4)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.
(5)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	9/17/2030	3,998,000	(60,585)	0	(60,585)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	9/17/2032	70,921,000	(667,421)	0	(667,421)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	9/17/2028	287,039,000	(2,468,421)	0	(2,468,421)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	9/17/2027	193,497,000	(772,701)	0	(772,701)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	9/17/2029	109,757,000	(1,267,336)	0	(1,267,336)
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	9/17/2045	55,043,000	(349,415)	0	(349,415)
TOTAL INTEREST RATE SWAPS							(5,585,879)	0	(5,585,879)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
(4)Represents floating rate.
Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
JPY	-	Japanese Yen
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,232,538,647 or 20.8% of net assets.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(h)	Level 3 security
(i)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(j)	Non-income producing - Security is in default.
(k)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $1,750,883 and $1,719,587, respectively.

(l)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(m)	Non-income producing.
(n)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(o)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $155,465,628 or 0.8% of net assets.

(p)	Security is perpetual in nature with no stated maturity date.
(q)	Security or a portion of the security is on loan at period end.
(r)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $18,556,960.
(s)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $20,386,150.
(t)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $1,712,465.
(u)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(v)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(w)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	820,611,880	7,875,241,499	8,166,797,319	30,440,936	-	1	529,056,061	528,950,271	1.0%
Fidelity Securities Lending Cash Central Fund	13,818,043	162,774,568	141,105,411	160,301	-	-	35,487,200	35,483,652	0.1%
Total	834,429,923	8,038,016,067	8,307,902,730	30,601,237	-	1	564,543,261

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	1,731,000,907	-	1,731,000,907	-

Bank Loan Obligations
Communication Services	85,783,375	-	85,751,789	31,586
Consumer Discretionary	217,615,610	-	217,610,408	5,202
Consumer Staples	34,221,713	-	34,221,713	-
Energy	43,986,753	-	43,986,753	-
Financials	122,095,434	-	122,095,434	-
Health Care	88,844,689	-	88,844,689	-
Industrials	156,197,622	-	156,096,852	100,770
Information Technology	179,773,896	-	177,268,944	2,504,952
Materials	100,212,636	-	100,212,636	-
Real Estate	1,615,561	-	1,615,561	-
Utilities	24,841,437	-	24,841,437	-

Bank Notes
Financials	1,789,962	-	1,789,962	-

Collateralized Mortgage Obligations	507,905,660	-	507,905,660	-

Commercial Mortgage Securities	925,516,737	-	910,363,181	15,153,556

Common Stocks
Communication Services	3,198	-	-	3,198
Energy	936,846	146,769	-	790,077
Financials	1,028	6	-	1,022
Health Care	438,586	-	-	438,586
Industrials	438,381	-	-	438,381

Convertible Corporate Bonds
Communication Services	9,108,182	-	9,108,182	-
Energy	945,900	-	945,900	-
Financials	4,003,765	-	4,003,765	-
Information Technology	8,102,097	-	8,102,097	-
Utilities	1,247,319	-	1,247,319	-

Convertible Preferred Stocks
Financials	2,586,489	-	602,844	1,983,645
Materials	631,372	-	631,372	-

Foreign Government and Government Agency Obligations	214,824,262	-	214,824,262	-

Non-Convertible Corporate Bonds
Communication Services	425,719,789	-	425,719,789	-
Consumer Discretionary	190,087,513	-	190,087,513	-
Consumer Staples	146,692,947	-	146,692,947	-
Energy	821,430,999	-	821,430,999	-
Financials	2,416,889,304	-	2,416,889,304	-
Health Care	304,071,012	-	304,071,012	-
Industrials	308,950,107	-	308,950,107	-
Information Technology	194,153,184	-	193,730,217	422,967
Materials	173,878,779	-	173,878,779	-
Real Estate	306,780,191	-	306,780,191	-
Utilities	240,412,173	-	240,412,173	-

Non-Convertible Preferred Stocks
Information Technology	3,460,425	3,460,425	-	-

Preferred Securities
Communication Services	891,722	-	891,722	-
Consumer Discretionary	2,418,503	-	2,418,503	-
Consumer Staples	3,625,447	-	3,625,447	-
Energy	8,463,290	-	8,463,263	27
Financials	13,768,587	-	13,284,667	483,920
Industrials	5,781,636	-	5,781,636	-
Information Technology	400,534	-	400,534	-
Materials	2,862,443	-	2,862,443	-
Real Estate	4,018,771	-	4,018,771	-
Utilities	498,042	-	498,042	-

U.S. Government Agency - Mortgage Securities	5,773,893,154	-	5,773,893,154	-

U.S. Treasury Obligations	6,854,867,520	-	6,854,867,520	-

Money Market Funds	564,543,261	564,543,261	-	-

Purchased Swaptions	12,117,358	-	12,117,358	-
Total Investments in Securities:	23,245,346,108	568,150,461	22,654,837,758	22,357,889
Derivative Instruments:

Assets
Futures Contracts	6,851,615	6,851,615	-	-
Forward Foreign Currency Contracts	1,501,528	-	1,501,528	-
Swaps	3,806,613	-	3,806,613	-
Total Assets	12,159,756	6,851,615	5,308,141	-

Liabilities
Futures Contracts	(1,232,941)	(1,232,941)	-	-
Forward Foreign Currency Contracts	(19,522)	-	(19,522)	-
Swaps	(6,155,606)	-	(6,155,606)	-
Total Liabilities	(7,408,069)	(1,232,941)	(6,175,128)	-
Total Derivative Instruments:	4,751,687	5,618,674	(866,987)	-
Other Financial Instruments:

TBA Sale Commitments	(1,665,298,808)	-	(1,665,298,808)	-
Total Other Financial Instruments:	(1,665,298,808)	-	(1,665,298,808)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)(b)	3,806,613	(569,727)
Total Credit Risk	3,806,613	(569,727)
Foreign Exchange Risk
Forward Foreign Currency Contracts (c)	1,501,528	(19,522)
Total Foreign Exchange Risk	1,501,528	(19,522)
Interest Rate Risk
Futures Contracts (d)	6,851,615	(1,232,941)
Purchased Swaptions (e)	12,117,358	-
Swaps (a)	-	(5,585,879)
Total Interest Rate Risk	18,968,973	(6,818,820)
Total Value of Derivatives	24,277,114	(7,408,069)

(a)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
(b)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).
(c)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).
(d)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(e)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.
Fidelity® Total Bond ETF
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2025
Assets
Investment in securities, at value (including securities loaned of $34,139,896) - See accompanying schedule:
Unaffiliated issuers (cost $22,589,432,336)	$22,680,802,847
Fidelity Central Funds (cost $564,543,260)	564,543,261

Total Investment in Securities (cost $23,153,975,596)		$23,245,346,108
Cash		1,541,154
Foreign currency held at value (cost $1,764,564)		1,766,889
Receivable for investments sold		12,497,717
Receivable for TBA sale commitments		1,656,702,564
Unrealized appreciation on forward foreign currency contracts		1,501,528
Receivable for fund shares sold		87,112,451
Dividends receivable		57,467
Interest receivable		180,519,010
Distributions receivable from Fidelity Central Funds		1,966,981
Receivable for daily variation margin on futures contracts		123,343
Receivable for daily variation margin on centrally cleared swaps		291,119
Bi-lateral OTC swaps, at value		3,806,613
Other receivables		44,205
Total assets		25,193,277,149
Liabilities
Payable for investments purchased
Regular delivery	$230,080,710
Delayed delivery	2,782,924,394
TBA sale commitments, at value	1,665,298,808
Unrealized depreciation on forward foreign currency contracts	19,522
Distributions payable	81,530,768
Bi-lateral OTC swaps, at value	567,436
Accrued management fee	6,039,114
Payable for daily variation margin on futures contracts	242,783
Other payables and accrued expenses	92,551
Collateral on securities loaned	35,487,200
Total liabilities		4,802,283,286
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$20,390,993,863
Net Assets consist of:
Paid in capital		$20,519,628,890
Total accumulated earnings (loss)		(128,635,027)
Net Assets		$20,390,993,863
Net Asset Value, offering price and redemption price per share ($20,390,993,863 ÷ 445,002,000 shares)		$45.82
Statement of Operations
Year ended August 31, 2025
Investment Income
Dividends		$1,987,416
Interest		859,473,515
Income from Fidelity Central Funds (including $160,301 from security lending)		30,601,237
Total income		892,062,168
Expenses
Management fee	$61,812,390
Legal	7,554
Total expenses before reductions	61,819,944
Expense reductions	(87,037)
Total expenses after reductions		61,732,907
Net Investment income (loss)		830,329,261
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(66,142,447)
Redemptions in-kind	4,777,997
Forward foreign currency contracts	(7,875,279)
Foreign currency transactions	44,346
Futures contracts	429,580
Swaps	5,535,085
Written options	93,240
Total net realized gain (loss)		(63,137,478)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(21,206,327)
Fidelity Central Funds	1
Forward foreign currency contracts	2,042,944
Assets and liabilities in foreign currencies	34,582
Futures contracts	6,075,766
Swaps	(1,913,839)
TBA sale commitments	(3,816,636)
Total change in net unrealized appreciation (depreciation)		(18,783,509)
Net gain (loss)		(81,920,987)
Net increase (decrease) in net assets resulting from operations		$748,408,274
Statement of Changes in Net Assets

	Year ended August 31, 2025	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$830,329,261	$387,883,693
Net realized gain (loss)	(63,137,478)	(33,316,431)
Change in net unrealized appreciation (depreciation)	(18,783,509)	364,626,258
Net increase (decrease) in net assets resulting from operations	748,408,274	719,193,520
Distributions to shareholders	(810,943,840)	(376,570,152)

Share transactions
Proceeds from sales of shares	9,183,759,216	6,522,569,732
Cost of shares redeemed	(326,589,414)	-

Net increase (decrease) in net assets resulting from share transactions	8,857,169,802	6,522,569,732
Total increase (decrease) in net assets	8,794,634,236	6,865,193,100

Net Assets
Beginning of period	11,596,359,627	4,731,166,527
End of period	$20,390,993,863	$11,596,359,627

Other Information
Shares
Sold	201,200,000	145,250,000
Redeemed	(7,250,000)	-
Net increase (decrease)	193,950,000	145,250,000

Financial Highlights
Fidelity® Total Bond ETF

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$46.19	$44.72	$46.49	$53.63	$54.71
Income from Investment Operations
Net investment income (loss) A,B	2.196	2.223	1.935	1.120	.988
Net realized and unrealized gain (loss)	(.471)	1.348	(1.858)	(7.137)	.023
Total from investment operations	1.725	3.571	.077	(6.017)	1.011
Distributions from net investment income	(2.095)	(2.101)	(1.847)	(1.123)	(.951) C
Distributions from net realized gain	-	-	-	-	(1.143) C
Total distributions	(2.095)	(2.101)	(1.847)	(1.123)	(2.094)
Net asset value, end of period	$45.82	$46.19	$44.72	$46.49	$53.63
Total Return D,E	3.88%	8.24%	.20%	(11.32)%	1.90%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.36%	.36%	.36%	.36%	.36%
Expenses net of all reductions, if any	.36%	.36%	.36%	.36%	.36%
Net investment income (loss)	4.84%	4.96%	4.29%	2.24%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$20,390,994	$11,596,360	$4,731,167	$2,289,659	$2,048,646
Portfolio turnover rate H,I	246%	313%	233%	48%	117%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EBased on net asset value.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HPortfolio turnover rate excludes securities received or delivered in-kind.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended August 31, 2025

1. Organization.
Fidelity Corporate Bond ETF, Fidelity Investment Grade Bond ETF, Fidelity Investment Grade Securitized ETF, Fidelity Limited Term Bond ETF, Fidelity Low Duration Bond ETF, Fidelity Low Duration Bond Factor ETF, Fidelity Tactical Bond ETF and Fidelity Total Bond ETF (the Funds) are exchange-traded funds of Fidelity Merrimack Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Certain Funds invest a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes and for processing shareholder transactions, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period and prior business day, respectively. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the Nasdaq Stock Market for Fidelity Low Duration Bond ETF, of the Cboe BZX Exchange, Inc. (CboeBZX) for Fidelity Low Duration Bond Factor ETF, and of the New York Stock Exchange, Archipelago Exchange (NYSE Arca) for all other funds. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2025, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Funds and is not distributed to shareholders of the Funds. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, passive foreign investment companies (PFIC), defaulted bonds, contingent interest, redemptions in-kind, partnerships, certain conversion ratio adjustments, capital loss carryforwards and losses deferred due to wash sales and futures transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Corporate Bond ETF	286,043,474	4,930,103	(8,045,489)	(3,115,386)
Fidelity Investment Grade Bond ETF	255,417,280	3,323,268	(2,196,651)	1,126,617
Fidelity Investment Grade Securitized ETF	6,816,485,950	45,166,424	(14,392,964)	30,773,460
Fidelity Limited Term Bond ETF	258,593,962	3,198,673	(1,040,677)	2,157,996
Fidelity Low Duration Bond ETF	383,385,279	1,289,349	(16,153)	1,273,196
Fidelity Low Duration Bond Factor ETF	1,003,653,245	4,260,155	(296,080)	3,964,075
Fidelity Tactical Bond ETF	26,969,093	614,267	(596,115)	18,152
Fidelity Total Bond ETF	23,164,583,043	346,762,252	(286,278,198)	60,484,054

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Undistributed long-term capital gain ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Corporate Bond ETF	137,821	-	(16,940,046)	(3,115,386)
Fidelity Investment Grade Bond ETF	199,638	-	(884,590)	1,126,617
Fidelity Investment Grade Securitized ETF	14,160,197	-	(5,180,639)	30,722,621
Fidelity Limited Term Bond ETF	-	-	(7,332,333)	2,157,996
Fidelity Low Duration Bond ETF	766,607	305,424	-	1,273,196
Fidelity Low Duration Bond Factor ETF	135,718	-	(4,681,005)	3,964,076
Fidelity Tactical Bond ETF	87,393	-	(405,235)	18,776
Fidelity Total Bond ETF	31,090,598	-	(205,012,407)	45,286,783

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Corporate Bond ETF	(6,194,637)	(10,745,409)	(16,940,046)
Fidelity Investment Grade Bond ETF	(242,133)	(642,457)	(884,590)
Fidelity Investment Grade Securitized ETF	(4,362,365)	(818,274)	(5,180,639)
Fidelity Limited Term Bond ETF	(2,109,085)	(5,223,248)	(7,332,333)

Fidelity Low Duration Bond Factor ETF	(871,731)	(3,809,274)	(4,681,005)
Fidelity Tactical Bond ETF	(219,023)	(186,212)	(405,235)
Fidelity Total Bond ETF	(57,969,702)	(147,042,705)	(205,012,407)

The tax character of distributions paid was as follows:

August 31, 2025
	Ordinary Income ($)	Total ($)
Fidelity Corporate Bond ETF	11,059,950	11,059,950
Fidelity Investment Grade Bond ETF	7,794,900	7,794,900
Fidelity Investment Grade Securitized ETF	93,824,900	93,824,900
Fidelity Limited Term Bond ETF	9,068,000	9,068,000
Fidelity Low Duration Bond ETF	17,691,750	17,691,750
Fidelity Low Duration Bond Factor ETF	37,297,150	37,297,150
Fidelity Tactical Bond ETF	1,381,050	1,381,050
Fidelity Total Bond ETF	810,943,840	810,943,840

August 31, 2024
	Ordinary Income ($)	Total ($)
Fidelity Corporate Bond ETF	8,633,650	8,633,650
Fidelity Investment Grade Bond ETF	2,541,750	2,541,750
Fidelity Investment Grade Securitized ETF	119,175	119,175
Fidelity Limited Term Bond ETF	5,946,050	5,946,050
Fidelity Low Duration Bond ETFA	7,080,575	7,080,575
Fidelity Low Duration Bond Factor ETF	21,969,275	21,969,275
Fidelity Tactical Bond ETF	771,900	771,900
Fidelity Total Bond ETF	376,570,152	376,570,152

A For the period February 22, 2024 (commencement of operations) through August 31, 2024.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment. The commitment amount represents the maximum amount of the commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity Tactical Bond ETF	Wolfspeed New 2L Convertible Notes	4,633	-
Fidelity Total Bond ETF	Wolfspeed New 2L Convertible Notes	860,388	-

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. For OTC written options with upfront premiums received, a fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Investment Grade Securitized ETF
Credit Risk
Swaps	(944,218)	(106,177)
Total Credit Risk	(944,218)	(106,177)
Interest Rate Risk
Futures Contracts	496,400	94,146
Purchased Options	(331,518)	(2,664,687)
Written Options	712,879	-
Swaps	4,262,748	(6,085,843)
Total Interest Rate Risk	5,140,509	(8,656,384)
Totals	4,196,291	(8,762,561)
Fidelity Limited Term Bond ETF
Interest Rate Risk
Futures Contracts	(296,375)	195,427
Total Interest Rate Risk	(296,375)	195,427
Totals	(296,375)	195,427
Fidelity Tactical Bond ETF
Credit Risk
Swaps	5,681	-
Total Credit Risk	5,681	-
Foreign Exchange Risk
Forward Foreign Currency Contracts	(188,990)	32,812
Total Foreign Exchange Risk	(188,990)	32,812
Interest Rate Risk
Futures Contracts	(2,864)	6,349
Total Interest Rate Risk	(2,864)	6,349
Totals	(186,173)	39,161
Fidelity Total Bond ETF
Credit Risk
Swaps	(1,406,969)	551,281
Total Credit Risk	(1,406,969)	551,281
Foreign Exchange Risk
Forward Foreign Currency Contracts	(7,875,279)	2,042,944
Total Foreign Exchange Risk	(7,875,279)	2,042,944
Interest Rate Risk
Futures Contracts	429,580	6,075,766
Purchased Options	(2,628,838)	(1,520,482)
Written Options	93,240	-
Swaps	6,942,054	(2,465,120)
Total Interest Rate Risk	4,836,036	2,090,164
Totals	(4,446,212)	4,684,389

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period, unless an average contract value is presented in the table below.

Average Contracts Amount ($)
Fidelity Tactical Bond ETF	2,384,379

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Investment Grade Securitized ETF	284,229,945
Fidelity Limited Term Bond ETF	23,500,569

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

	Type	Average Notional Amount ($)
Fidelity Investment Grade Securitized ETF	Purchased Swaptions	331,186,667

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Investment Grade Securitized ETF	530,986,252

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Corporate Bond ETF	64,653,875	64,550,122
Fidelity Investment Grade Bond ETF	241,436,527	212,249,166
Fidelity Investment Grade Securitized ETF	18,669,609,819	17,697,697,841
Fidelity Limited Term Bond ETF	78,051,294	57,812,622
Fidelity Low Duration Bond ETF	200,882,823	154,873,484
Fidelity Low Duration Bond Factor ETF	385,265,497	197,428,890
Fidelity Tactical Bond ETF	10,201,021	6,151,495
Fidelity Total Bond ETF	23,812,862,231	22,212,844,650

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Corporate Bond ETF	61,843,569	6,524,217
Fidelity Investment Grade Bond ETF	52,116,584	1,527,684
Fidelity Limited Term Bond ETF	74,231,435	3,915,238
Fidelity Low Duration Bond ETF	5,059,683	-
Fidelity Low Duration Bond Factor ETF	251,371,856	19,317,126
Fidelity Tactical Bond ETF	5,088,186	2,923,048
Fidelity Total Bond ETF	5,921,913,586	237,837,193
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain expenses such as interest expense. For Fidelity Corporate Bond ETF, Fidelity Limited Term Bond ETF and Fidelity Total Bond ETF, the management fee paid to the investment adviser is reduced by an amount equal to the fees and expenses paid by each fund to the independent Trustees.

Fee Rate
Fidelity Corporate Bond ETF	.36%
Fidelity Investment Grade Bond ETF	.36%
Fidelity Investment Grade Securitized ETF	.36%
Fidelity Limited Term Bond ETF	.25%
Fidelity Low Duration Bond ETF	.20%
Fidelity Low Duration Bond Factor ETF	.15%
Fidelity Tactical Bond ETF	.55%
Fidelity Total Bond ETF	.36%

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Total Bond ETF	14

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Other. During the period, the investment adviser reimbursed the Funds for certain losses as follows:

Amount ($)
Fidelity Total Bond ETF	8,010
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Low Duration Bond Factor ETF	483	-	-
Fidelity Tactical Bond ETF	38	-	-
Fidelity Total Bond ETF	16,855	-	-
9. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Corporate Bond ETF	734
Fidelity Investment Grade Bond ETF	870
Fidelity Investment Grade Securitized ETF	11,066
Fidelity Limited Term Bond ETF	1,671
Fidelity Low Duration Bond ETF	6,808
Fidelity Low Duration Bond Factor ETF	5,209
Fidelity Tactical Bond ETF	1,924
Fidelity Total Bond ETF	87,037
10. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities and/or cash to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.

To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Funds of all or a portion of the applicable deposit securities. In these circumstances, the Authorized Participant provides collateral to the custodian, on behalf of the Funds, in an amount up to 115% of the daily market-to-market value of the deposit securities not yet received.
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Credit Risk.
Each Fund invests a significant portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Merrimack Street Trust and Shareholders of each of the seven funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (seven of the funds constituting Fidelity Merrimack Street Trust, hereafter collectively referred to as the "Funds") as of August 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of August 31, 2025, the results of each of their operations, the changes in each of their net assets and each of the financial highlights for each of the periods indicated in the table below in conformity with accounting principles generally accepted in the United States of America.

Fund	Statement of operations	Statement of changes in net assets	Financial highlights
Fidelity Corporate Bond ETF	For the year ended August 31, 2025	For each of the two years in the period ended August 31, 2025	For each of the five years in the period ended August 31, 2025
Fidelity Investment Grade Bond ETF	For the year ended August 31, 2025	For each of the two years in the period ended August 31, 2025	For each of the four years in the period ended August 31, 2025 and for the period March 2, 2021 (commencement of operations) through August 31, 2021
Fidelity Investment Grade Securitized ETF	For the year ended August 31, 2025	For each of the two years in the period ended August 31, 2025	For each of the four years in the period ended August 31, 2025 and for the period March 2, 2021 (commencement of operations) through August 31, 2021
Fidelity Limited Term Bond ETF	For the year ended August 31, 2025	For each of the two years in the period ended August 31, 2025	For each of the five years in the period ended August 31, 2025
Fidelity Low Duration Bond ETF	For the year ended August 31, 2025	For the year ended August 31, 2025 and for the period February 22, 2024 (commencement of operations) through August 31, 2024	For the year ended August 31, 2025 and for the period February 22, 2024 (commencement of operations) through August 31, 2024
Fidelity Low Duration Bond Factor ETF	For the year ended August 31, 2025	For each of the two years in the period ended August 31, 2025	For each of the five years in the period ended August 31, 2025
Fidelity Total Bond ETF	For the year ended August 31, 2025	For each of the two years in the period ended August 31, 2025	For each of the five years in the period ended August 31, 2025

Basis for Opinions

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, issuers of privately offered securities, agent banks and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 15, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Merrimack Street Trust and the Shareholders of Fidelity Tactical Bond ETF:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Tactical Bond ETF (the "Fund"), a fund of Fidelity Merrimack Street Trust, including the schedule of investments, as of August 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the two years in the period then ended and for the period from January 24, 2023 (commencement of operations) through August 31, 2023, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from January 24, 2023 (commencement of operations) through August 31, 2023, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 15, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended August 31, 2025, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Low Duration Bond ETF	$305,424
A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Corporate Bond ETF	7.14%
Fidelity Investment Grade Bond ETF	44.64%
Fidelity Investment Grade Securitized ETF	4.26%
Fidelity Limited Term Bond ETF	12.26%
Fidelity Low Duration Bond ETF	22.06%
Fidelity Low Duration Bond Factor ETF	10.25%
Fidelity Tactical Bond ETF	41.22%
Fidelity Total Bond ETF	30.40%

The funds hereby designate the amounts noted below as distributions paid in the calendar year 2024 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Fidelity Corporate Bond ETF	$ 7,999,003
Fidelity Investment Grade Bond ETF	$3,757,302
Fidelity Investment Grade Securitized ETF	$12,672,347
Fidelity Limited Term Bond ETF	$4,960,190
Fidelity Low Duration Bond ETF	$11,035,269
Fidelity Low Duration Bond Factor ETF	$17,131,906
Fidelity Tactical Bond ETF	$712,914
Fidelity Total Bond ETF	$442,638,422

The funds hereby designate the percentages noted below of the short-term capital gain dividends distributed during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders:

    December 2024
Fidelity Low Duration Bond ETF          92.42%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Corporate Bond ETF	$11,059,950
Fidelity Investment Grade Bond ETF	$7,794,900
Fidelity Investment Grade Securitized ETF	$93,274,337
Fidelity Limited Term Bond ETF	$9,068,000
Fidelity Low Duration Bond ETF	$17,603,610
Fidelity Low Duration Bond Factor ETF	$37,297,150
Fidelity Tactical Bond ETF	$1,381,050
Fidelity Total Bond ETF	$810,943,840

The funds will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9864852.110
FIXETF-ANN-1025
Fidelity® Sustainable Core Plus Bond ETF
Fidelity® Sustainable Low Duration Bond ETF

Annual Report
August 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Sustainable Core Plus Bond ETF
Schedule of Investments August 31, 2025
Showing Percentage of Net Assets
Asset-Backed Securities - 4.5%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 2.9%
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 month Index + 1.3116%, 5.6371% 4/20/2034 (b)(c)(d)	100,000	100,046
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.6671% 4/20/2033 (b)(c)(d)	241,523	241,606
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		341,652
MULTI-NATIONAL - 1.3%
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 5.5055% 4/20/2038 (b)(c)(d)	150,000	150,020
UNITED STATES - 0.3%
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (d)	47,250	45,412
TOTAL ASSET-BACKED SECURITIES (Cost $533,145)		537,084

Bank Loan Obligations - 1.3%
	Principal Amount (a)	Value ($)
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA Tranche B-13 1LN, term loan CME Term SOFR 6 month Index + 4%, 10.5% 8/14/2026 (b)(c)(e)	997	882
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.8176% 8/15/2028 (b)(c)(e)	1,995	1,824

TOTAL FRANCE		2,706
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.3176% 10/31/2027 (b)(c)(e)	1,000	864
NETHERLANDS - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5572% 8/30/2028 (b)(c)(e)	7,000	3,430
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.816% 11/15/2030 (b)(c)(e)	1,995	1,886
UNITED STATES - 1.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Connect Holding II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.75%, 4.3135% 10/3/2031 (b)(c)(e)	1,034	754
Connect Holding II LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 0%, 1% 4/3/2031 (b)(c)(e)(f)	386	354
Connect Holding II LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 0%, 8.6055% 4/3/2031 (b)(c)(e)	3,614	3,310
		4,418
Media - 0.0%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8956% 6/18/2029 (b)(c)(e)	979	939
CSC Holdings LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8631% 1/18/2028 (b)(c)(e)	995	991
		1,930
TOTAL COMMUNICATION SERVICES		6,348

Consumer Discretionary - 0.3%
Diversified Consumer Services - 0.1%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5774% 3/4/2028 (b)(c)(e)	8,907	7,521
Hotels, Restaurants & Leisure - 0.1%
BCPE Flavor Debt Merger Sub LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.316% 7/2/2032 (b)(c)(e)	4,208	4,093
BCPE Flavor Debt Merger Sub LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 5%, 1% 7/2/2032 (b)(c)(e)(f)	792	770
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0579% 10/31/2031 (b)(c)(e)	997	980
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5695% 12/30/2026 (b)(c)(e)	5,901	5,671
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.0695% 12/30/2026 (b)(c)(e)	992	957
		12,471
Household Durables - 0.0%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.666% 6/29/2028 (b)(c)(e)	3,998	3,609
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6805% 10/30/2027 (b)(c)(e)	2,990	2,980
		6,589
Specialty Retail - 0.1%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.3599% 6/6/2031 (b)(c)(e)	6,997	6,915
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0462% 9/4/2029 (b)(c)(e)	4,950	4,529
		11,444
TOTAL CONSUMER DISCRETIONARY		38,025

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 0% 8/6/2030 (b)(c)(e)(g)	5,000	4,878
Food Products - 0.0%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% 8/2/2028 (b)(c)(e)(h)	596	283
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% 8/2/2028 (b)(c)(e)(h)	172	82
Del Monte Foods Corp II Inc Tranche TLA DIP, term loan CME Term SOFR 3 month Index + 0.1%, 13.9612% 3/30/2026 (b)(c)(e)	1,443	1,376
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 0.1%, 13.964% 3/30/2026 (b)(c)(e)	1,873	1,461
		3,202
TOTAL CONSUMER STAPLES		8,080

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.8075% 10/30/2028 (b)(c)(e)	10,975	5,227
Financials - 0.0%
Insurance - 0.0%
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.6805% 1/31/2028 (b)(c)(e)	3,000	2,914
Health Care - 0.2%
Health Care Equipment & Supplies - 0.0%
QuidelOrtho Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 8/16/2032 (b)(c)(e)(g)	5,000	4,938
Health Care Providers & Services - 0.1%
Cano Health LLC 1LN, term loan CME Term SOFR 3 month Index + 8%, 13.7956% 6/28/2029 (b)(c)(e)	855	694
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.316% 9/24/2031 (b)(c)(e)	1,995	1,784
ModivCare Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0456% 7/1/2031 (b)(c)(e)	4,950	2,166
Team Health Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 0% 6/23/2028 (b)(c)(e)(g)	5,000	4,977
		9,621
Pharmaceuticals - 0.1%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.566% 10/8/2030 (b)(c)(e)	15,000	14,779
TOTAL HEALTH CARE		29,338

Industrials - 0.2%
Aerospace & Defense - 0.0%
TransDigm Group Inc Tranche M 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8533% 8/19/2032 (b)(c)(e)	5,000	5,001
Air Freight & Logistics - 0.0%
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2956% 3/18/2030 (b)(c)(e)	5,000	4,977
Building Products - 0.0%
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.7131% 4/12/2028 (b)(c)(e)	1,000	946
Commercial Services & Supplies - 0.2%
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7962% 8/1/2030 (b)(c)(e)	7,962	6,975
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.4294% 4/11/2029 (b)(c)(e)	2,980	2,890
		9,865
Trading Companies & Distributors - 0.0%
Foundation Building Materials Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8192% 1/31/2028 (b)(c)(e)	995	996
Foundation Building Materials Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3079% 1/29/2031 (b)(c)(e)	995	998
		1,994
TOTAL INDUSTRIALS		22,783

Information Technology - 0.1%
IT Services - 0.0%
Constant Contact Inc 2LN, term loan CME Term SOFR 3 month Index + 7.5%, 12.0792% 2/12/2029 (b)(c)(e)	1,000	877
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5792% 2/10/2028 (b)(c)(e)	2,980	2,843
		3,720
Software - 0.1%
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3195% 6/2/2028 (b)(c)(e)	1,990	1,886
Polaris Newco LLC Tranche PIK TERM 2LN, term loan CME Term SOFR 1 month Index + 8%, 13.2989% 6/4/2029 (b)(c)(e)	2,000	1,897
		3,783
TOTAL INFORMATION TECHNOLOGY		7,503

Materials - 0.2%
Chemicals - 0.2%
American Rock Salt Co LLC 1LN, term loan 2% 6/12/2028 (c)(e)(f)	124	124
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.4605% 6/9/2028 (b)(c)(e)	985	746
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 7%, 11.4633% 6/12/2028 (b)(c)(e)	475	474
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3206% 7/3/2028 (b)(c)(e)	2,983	2,623
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.8535% 3/15/2030 (b)(c)(e)	706	694
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.666% 4/2/2029 (b)(c)(e)	7,000	6,283
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0579% 8/25/2031 (b)(c)(e)	4,684	4,609
Olympus Water US Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 7/26/2032 (b)(c)(e)(g)	5,000	4,983
		20,536
Metals & Mining - 0.0%
Vibrantz Technologies Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.7285% 4/23/2029 (b)(c)(e)	2,992	2,365
TOTAL MATERIALS		22,901

Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.816% 3/29/2030 (b)(c)(e)	6,951	6,997
TOTAL UNITED STATES		150,116
TOTAL BANK LOAN OBLIGATIONS (Cost $165,672)		159,002

Commercial Mortgage Securities - 1.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.0%
BXHPP Trust Series 2021-FILM Class A, CME Term SOFR 1 month Index + 0.7645%, 5.1275% 8/15/2036 (b)(c)(d) (Cost $121,612)	125,000	120,817

Common Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc	95	234
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC (i)(j)	134	1,622
Cano Health LLC warrants (i)(j)	15	51
		1,673
TOTAL UNITED STATES		1,907
TOTAL COMMON STOCKS (Cost $6,861)		1,907

Convertible Corporate Bonds - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
Communication Services - 0.3%
Media - 0.3%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	10,798	21,976
Financials - 0.0%
Financial Services - 0.0%
Redfin Corp 0.5% 4/1/2027	5,000	4,600
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
MKS Inc 1.25% 6/1/2030	2,000	2,004
ON Semiconductor Corp 0% 5/1/2027 (k)	2,000	2,285
Wolfspeed Inc 1.875% (h)	8,000	2,860
		7,149
Software - 0.0%
Riot Platforms Inc 0.75% 1/15/2030 (d)	5,000	5,995
TOTAL INFORMATION TECHNOLOGY		13,144

Utilities - 0.0%
Electric Utilities - 0.0%
PG&E Corp 4.25% 12/1/2027	2,000	2,031
TOTAL UNITED STATES		41,751
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $32,092)		41,751

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Acrisure Holdings Inc Series A-2 (j)	103	2,615
Materials - 0.0%
Chemicals - 0.0%
Albemarle Corp 7.25%	21	830
TOTAL UNITED STATES		3,445
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,311)		3,445

Foreign Government and Government Agency Obligations - 0.6%
		Principal Amount (a)	Value ($)
GERMANY - 0.6%
German Federal Republic 0% 8/15/2030 (l)	EUR	22,000	23,121
German Federal Republic 0% 8/15/2031 (l)	EUR	8,000	8,177
German Federal Republic 2.6% 8/15/2034 (l)	EUR	33,000	38,525
TOTAL GERMANY			69,823
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $65,302)			69,823

Non-Convertible Corporate Bonds - 39.6%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Mineral Resources Ltd 8.125% 5/1/2027 (d)		3,000	3,002
BRAZIL - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Ambipar Lux Sarl 9.875% 2/6/2031 (d)		3,000	2,519
CANADA - 1.0%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
TELUS Corp 3.4% 5/13/2032		45,000	41,248
TELUS Corp 6.625% 10/15/2055 (c)		2,000	2,035
			43,283
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (d)		4,000	3,740
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (d)		5,000	5,060
			8,800
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Alimentation Couche-Tard Inc 3.625% 5/13/2051 (d)		55,000	38,299
Information Technology - 0.1%
Software - 0.1%
Open Text Corp 3.875% 12/1/2029 (d)		7,000	6,599
Open Text Corp 3.875% 2/15/2028 (d)		1,000	972
Open Text Holdings Inc 4.125% 12/1/2031 (d)		2,000	1,840
Open Text Holdings Inc 4.125% 2/15/2030 (d)		5,000	4,720
			14,131
Materials - 0.0%
Metals & Mining - 0.0%
Hudbay Minerals Inc 4.5% 4/1/2026 (d)		1,000	992
Hudbay Minerals Inc 6.125% 4/1/2029 (d)		2,000	2,022
			3,014
Utilities - 0.1%
Gas Utilities - 0.1%
AltaGas Ltd 7.2% 10/15/2054 (c)(d)		7,000	7,093
TOTAL CANADA			114,620
CHILE - 0.1%
Communication Services - 0.1%
Media - 0.1%
VTR Finance NV 6.375% 7/15/2028 (d)		5,000	4,880
Industrials - 0.0%
Construction & Engineering - 0.0%
ATP Tower Holdings / Andean Telecom Partners Chile SpA / Andean Tower Partners C 7.875% 2/3/2030 (d)		2,000	2,035
TOTAL CHILE			6,915
COLOMBIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canacol Energy Ltd 5.75% 11/24/2028 (d)		5,000	1,856
Gran Tierra Energy Inc 9.5% 10/15/2029 (d)		3,000	2,442
			4,298
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (d)		4,000	3,670
TOTAL COLOMBIA			7,968
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Leisure Products - 0.1%
Amer Sports Co 6.75% 2/16/2031 (d)		6,000	6,254
FRANCE - 1.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA 5.125% 7/15/2029 (d)		18,000	15,390
Altice France SA 5.5% 10/15/2029 (d)		1,000	858
			16,248
Energy - 0.1%
Energy Equipment & Services - 0.1%
Vallourec SACA 7.5% 4/15/2032 (d)		8,000	8,495
Viridien 10% 10/15/2030 (d)		4,000	3,997
			12,492
Financials - 1.0%
Banks - 1.0%
BNP Paribas SA 0.875% 7/11/2030 (c)(l)	EUR	100,000	107,568
TOTAL FRANCE			136,308
GERMANY - 0.9%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
ZF North America Capital Inc 6.75% 4/23/2030 (d)		5,000	4,873
Real Estate - 0.9%
Real Estate Management & Development - 0.9%
Vonovia SE 0.625% 3/24/2031 (l)	EUR	100,000	101,861
TOTAL GERMANY			106,734
GHANA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Kosmos Energy Ltd 7.125% 4/4/2026 (d)		3,000	2,973
Kosmos Energy Ltd 7.5% 3/1/2028 (d)		1,000	841
Tullow Oil PLC 10.25% 5/15/2026 (d)		5,000	4,211

TOTAL GHANA			8,025
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (d)		5,000	5,144
IRELAND - 1.0%
Financials - 1.0%
Banks - 1.0%
AIB Group PLC 2.875% 5/30/2031 (c)(l)	EUR	100,000	117,016
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC 7.375% 9/15/2032 (d)		5,000	5,017
TOTAL IRELAND			122,033
ISRAEL - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energean Israel Finance Ltd 4.875% 3/30/2026 (d)(l)		1,000	989
Energean Israel Finance Ltd 5.375% 3/30/2028 (d)(l)		2,000	1,940
Energean Israel Finance Ltd 5.875% 3/30/2031 (d)(l)		6,000	5,634
Energean PLC 6.5% 4/30/2027 (d)		5,000	4,944

TOTAL ISRAEL			13,507
LUXEMBOURG - 0.1%
Communication Services - 0.1%
Media - 0.1%
Altice Financing SA 5.75% 8/15/2029 (d)		6,000	4,755
Altice Financing SA 9.625% 7/15/2027 (d)		1,000	930
Altice France Holding SA 6% 2/15/2028 (d)		4,500	1,620
			7,305
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (d)		5,000	4,301
TOTAL LUXEMBOURG			11,606
NETHERLANDS - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
NXP BV / NXP Funding LLC / NXP USA Inc 2.5% 5/11/2031		50,000	44,816
NIGERIA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
IHS Holding Ltd 5.625% 11/29/2026 (d)		2,000	1,965
IHS Holding Ltd 6.25% 11/29/2028 (d)		2,000	1,977
IHS Holding Ltd 8.25% 11/29/2031 (d)		5,000	5,143

TOTAL NIGERIA			9,085
PANAMA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 9% 1/15/2033 (d)		2,000	2,100
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (d)		5,000	4,328
SPAIN - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure Ltd 4.125% 6/15/2028 (d)		2,000	1,937
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (d)		2,000	1,838
Consolidated Energy Finance SA 5.625% 10/15/2028 (d)		1,000	839

TOTAL SWITZERLAND			2,677
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (d)		1,000	1,035
UNITED KINGDOM - 1.8%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG Global Finance PLC 12% 11/30/2028 (d)		2,000	2,208
Financials - 1.1%
Banks - 1.1%
NatWest Group PLC 2.057% 11/9/2028 (c)(l)	GBP	100,000	128,055
Health Care - 0.6%
Pharmaceuticals - 0.6%
Astrazeneca Finance LLC 1.75% 5/28/2028		70,000	66,211
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (d)		20,000	20,286
TOTAL UNITED KINGDOM			216,760
UNITED STATES - 32.6%
Communication Services - 2.5%
Diversified Telecommunication Services - 1.1%
Cablevision Lightpath LLC 3.875% 9/15/2027 (d)		1,000	987
Connect Holding II LLC 10.5% 4/3/2031 (d)		5,000	4,921
Level 3 Financing Inc 10% 10/15/2032 (d)		1,000	1,004
Level 3 Financing Inc 3.625% 1/15/2029 (d)		4,000	3,400
Level 3 Financing Inc 3.75% 7/15/2029 (d)		1,000	834
Level 3 Financing Inc 3.875% 10/15/2030 (d)		3,000	2,550
Level 3 Financing Inc 4% 4/15/2031 (d)		12,000	10,050
Level 3 Financing Inc 4.25% 7/1/2028 (d)		2,000	1,835
Level 3 Financing Inc 4.5% 4/1/2030 (d)		1,000	898
Level 3 Financing Inc 6.875% 6/30/2033 (d)		5,000	5,045
Level 3 Financing Inc 7% 3/31/2034 (d)		5,000	5,034
Lumen Technologies Inc 4.125% 4/15/2030 (d)		1,000	980
Lumen Technologies Inc 4.5% 1/15/2029 (d)		1,000	910
Verizon Communications Inc 5.05% 5/9/2033		95,000	96,733
			135,181
Entertainment - 0.4%
Walt Disney Co/The 2.65% 1/13/2031		55,000	51,134
Interactive Media & Services - 0.1%
Snap Inc 6.875% 3/1/2033 (d)		1,000	1,010
Snap Inc 6.875% 3/15/2034 (d)		5,000	5,013
			6,023
Media - 0.9%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (d)		3,000	2,490
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (d)		5,000	4,341
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (d)		18,000	16,698
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 3/1/2030 (d)		3,000	2,883
CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 5/1/2027 (d)		8,000	7,960
CMG Media Corp 8.875% 6/18/2029 (d)		1,000	931
CSC Holdings LLC 3.375% 2/15/2031 (d)		11,000	7,036
CSC Holdings LLC 4.625% 12/1/2030 (d)		5,000	2,190
DISH DBS Corp 5.125% 6/1/2029		6,000	4,953
DISH DBS Corp 5.25% 12/1/2026 (d)		1,000	970
DISH DBS Corp 7.375% 7/1/2028		2,000	1,810
DISH DBS Corp 7.75% 7/1/2026		1,000	973
Dotdash Meredith Inc 7.625% 6/15/2032 (d)		5,000	4,899
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (c)		10,037	9,902
EW Scripps Co/The 9.875% 8/15/2030 (d)		1,000	940
Paramount Global 6.375% 3/30/2062 (c)		5,000	5,008
Univision Communications Inc 7.375% 6/30/2030 (d)		8,000	8,044
Univision Communications Inc 8.5% 7/31/2031 (d)		13,000	13,396
Univision Communications Inc 9.375% 8/1/2032 (d)		5,000	5,265
			100,689
TOTAL COMMUNICATION SERVICES			293,027

Consumer Discretionary - 3.5%
Automobile Components - 0.0%
Adient Global Holdings Ltd 7.5% 2/15/2033 (d)		4,000	4,165
Automobiles - 0.2%
General Motors Co 5.4% 10/15/2029		20,000	20,631
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (d)		5,000	4,724
			25,355
Broadline Retail - 0.3%
GrubHub Holdings Inc 5.5% 7/1/2027 (d)		3,000	2,990
Nordstrom Inc 4.375% 4/1/2030		4,000	3,684
Saks Global Enterprises LLC 11% 12/15/2029 (d)		3,576	1,412
Wayfair LLC 7.25% 10/31/2029 (d)		16,000	16,314
Wayfair LLC 7.75% 9/15/2030 (d)		6,000	6,199
			30,599
Diversified Consumer Services - 0.1%
Sotheby's 7.375% 10/15/2027 (d)		10,000	9,890
StoneMor Inc 8.5% 5/15/2029 (d)		5,000	4,824
			14,714
Hotels, Restaurants & Leisure - 0.4%
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer Inc 9.5% 7/1/2032 (d)		1,000	1,037
Carnival Corp 5.75% 3/15/2030 (d)		10,000	10,252
Carnival Corp 5.75% 8/1/2032 (d)		5,000	5,087
Carnival Corp 5.875% 6/15/2031 (d)		5,000	5,126
Carnival Corp 6.125% 2/15/2033 (d)		5,000	5,134
CEC Entertainment LLC 6.75% 5/1/2026 (d)		3,000	2,988
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (d)		5,000	5,041
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (d)		5,000	5,103
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (d)		3,000	3,055
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (d)		1,000	804
Yum! Brands Inc 4.625% 1/31/2032		5,000	4,833
			48,460
Household Durables - 0.3%
Beazer Homes USA Inc 7.5% 3/15/2031 (d)		7,000	7,114
LGI Homes Inc 7% 11/15/2032 (d)		6,000	5,852
Newell Brands Inc 6.375% 5/15/2030		3,000	2,961
Newell Brands Inc 6.625% 5/15/2032		2,000	1,953
Newell Brands Inc 6.875% 4/1/2036 (m)		1,000	977
Newell Brands Inc 7% 4/1/2046 (m)		1,000	869
Newell Brands Inc 8.5% 6/1/2028 (d)		4,000	4,223
Tri Pointe Homes Inc 5.25% 6/1/2027		2,000	1,999
Whirlpool Corp 5.75% 3/1/2034		3,000	2,909
Whirlpool Corp 6.125% 6/15/2030		6,000	6,067
Whirlpool Corp 6.5% 6/15/2033		6,000	6,042
			40,966
Specialty Retail - 1.8%
Carvana Co 4.875% 9/1/2029 (d)		1,000	909
Carvana Co 5.625% 10/1/2025 (d)		5,000	4,988
Carvana Co 9% 12/1/2028 pay-in-kind (c)(d)		1,921	1,965
Carvana Co 9% 6/1/2030 pay-in-kind (c)(d)		1,065	1,114
Carvana Co 9% 6/1/2031 pay-in-kind (c)(d)		5,132	5,823
Home Depot Inc/The 3.25% 4/15/2032		50,000	46,562
LBM Acquisition LLC 6.25% 1/15/2029 (d)		2,000	1,835
LBM Acquisition LLC 9.5% 6/15/2031 (d)		5,000	5,240
Lowe's Cos Inc 3.75% 4/1/2032		50,000	47,478
Lowe's Cos Inc 4.25% 4/1/2052		50,000	38,739
SGUS LLC 11% 12/15/2029 (d)		1,515	1,331
Staples Inc 10.75% 9/1/2029 (d)		3,000	2,873
Staples Inc 12.75% 1/15/2030 (d)		3,514	2,500
TJX Cos Inc/The 3.875% 4/15/2030		40,000	39,710
			201,067
Textiles, Apparel & Luxury Goods - 0.4%
Tapestry Inc 3.05% 3/15/2032		55,000	49,253
William Carter Co/The 5.625% 3/15/2027 (d)		1,000	998
			50,251
TOTAL CONSUMER DISCRETIONARY			415,577

Consumer Staples - 1.1%
Consumer Staples Distribution & Retail - 0.1%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (d)		5,000	5,114
C&S Group Enterprises LLC 5% 12/15/2028 (d)		2,000	1,819
Performance Food Group Inc 6.125% 9/15/2032 (d)		2,000	2,047
US Foods Inc 5.75% 4/15/2033 (d)		1,000	1,003
			9,983
Food Products - 1.0%
General Mills Inc 2.25% 10/14/2031		115,000	101,085
Post Holdings Inc 4.625% 4/15/2030 (d)		3,000	2,893
Post Holdings Inc 6.25% 2/15/2032 (d)		5,000	5,136
Post Holdings Inc 6.375% 3/1/2033 (d)		5,000	5,051
			114,165
Household Products - 0.0%
Resideo Funding Inc 6.5% 7/15/2032 (d)		3,000	3,063
TOTAL CONSUMER STAPLES			127,211

Energy - 0.9%
Energy Equipment & Services - 0.1%
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (d)		2,000	2,050
Nabors Industries Ltd 7.5% 1/15/2028 (d)		3,000	3,011
Oceaneering International Inc 6% 2/1/2028		4,000	4,042
			9,103
Oil, Gas & Consumable Fuels - 0.8%
Calumet Specialty Products Partners LP / Calumet Finance Corp 8.125% 1/15/2027 (d)		2,000	1,995
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (d)		6,000	5,889
CNX Midstream Partners LP 4.75% 4/15/2030 (d)		6,000	5,691
CNX Resources Corp 6% 1/15/2029 (d)		2,000	2,004
CNX Resources Corp 7.25% 3/1/2032 (d)		5,000	5,188
CNX Resources Corp 7.375% 1/15/2031 (d)		5,000	5,186
CVR Energy Inc 8.5% 1/15/2029 (d)		5,000	5,054
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		4,000	4,054
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (d)		5,000	5,117
New Fortress Energy Inc 6.5% 9/30/2026 (d)		1,000	350
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		12,000	11,697
Sunoco LP 6.25% 7/1/2033 (d)		5,000	5,110
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (d)		21,000	20,689
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (d)		19,000	18,667
			96,691
TOTAL ENERGY			105,794

Financials - 5.3%
Banks - 1.3%
Bank of America Corp 2.687% 4/22/2032 (c)		40,000	36,287
Bank of America Corp 5.015% 7/22/2033 (c)		24,000	24,380
JPMorgan Chase & Co 2.963% 1/25/2033 (c)		40,000	36,285
JPMorgan Chase & Co 4.912% 7/25/2033 (c)		13,000	13,181
JPMorgan Chase & Co 5.103% 4/22/2031 (c)		8,000	8,253
JPMorgan Chase & Co 5.572% 4/22/2036 (c)		9,000	9,357
Santander Holdings USA Inc 5.807% 9/9/2026 (c)		15,000	15,003
Santander Holdings USA Inc 6.499% 3/9/2029 (c)		10,000	10,467
Western Alliance Bancorp 3% 6/15/2031 (c)		4,000	3,799
			157,012
Capital Markets - 1.5%
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (c)		19,000	17,277
Goldman Sachs Group Inc/The 3.615% 3/15/2028 (c)		70,000	69,280
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (d)		5,000	5,014
Morgan Stanley 4.889% 7/20/2033 (c)		31,000	31,254
Morgan Stanley 5.192% 4/17/2031 (c)		7,000	7,215
Morgan Stanley 5.664% 4/17/2036 (c)		5,000	5,204
State Street Corp 3.031% 11/1/2034 (c)		45,000	42,221
			177,465
Consumer Finance - 0.3%
Ally Financial Inc 6.646% 1/17/2040 (c)		7,000	6,947
LFS Topco LLC 8.75% 7/15/2030 (d)		5,000	4,891
Navient Corp 7.875% 6/15/2032		5,000	5,276
OneMain Finance Corp 3.875% 9/15/2028		3,000	2,876
OneMain Finance Corp 6.125% 5/15/2030		5,000	5,071
OneMain Finance Corp 6.625% 5/15/2029		5,000	5,141
OneMain Finance Corp 7.125% 9/15/2032		5,000	5,207
			35,409
Financial Services - 0.4%
Block Inc 3.5% 6/1/2031		11,000	10,162
Block Inc 5.625% 8/15/2030 (d)		5,000	5,111
Block Inc 6% 8/15/2033 (d)		5,000	5,133
Block Inc 6.5% 5/15/2032		11,000	11,398
Clue Opco LLC 9.5% 10/15/2031 (d)		1,000	1,065
NFE Financing LLC 12% 11/15/2029 (d)		4,772	1,754
PennyMac Financial Services Inc 6.75% 2/15/2034 (d)		5,000	5,034
Scientific Games Holdings LP/Scientific Games US FinCo Inc 6.625% 3/1/2030 (d)		5,000	4,799
Walker & Dunlop Inc 6.625% 4/1/2033 (d)		1,000	1,040
WEX Inc 6.5% 3/15/2033 (d)		1,000	1,022
			46,518
Insurance - 1.7%
Equitable Financial Life Global Funding 1.3% 7/12/2026 (d)		100,000	97,573
Marsh & McLennan Cos Inc 2.375% 12/15/2031		110,000	97,451
			195,024
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Starwood Property Trust Inc 3.625% 7/15/2026 (d)		2,000	1,969
Starwood Property Trust Inc 6% 4/15/2030 (d)		5,000	5,080
Starwood Property Trust Inc 6.5% 7/1/2030 (d)		5,000	5,189
Starwood Property Trust Inc 7.25% 4/1/2029 (d)		5,000	5,241
			17,479
TOTAL FINANCIALS			628,907

Health Care - 3.4%
Biotechnology - 0.8%
Amgen Inc 3% 2/22/2029		100,000	96,236
Emergent BioSolutions Inc 3.875% 8/15/2028 (d)		3,000	2,512
			98,748
Health Care Equipment & Supplies - 0.0%
Insulet Corp 6.5% 4/1/2033 (d)		1,000	1,037
Health Care Providers & Services - 1.7%
AMN Healthcare Inc 4% 4/15/2029 (d)		5,000	4,663
CHS/Community Health Systems Inc 4.75% 2/15/2031 (d)		24,000	20,458
CHS/Community Health Systems Inc 6.125% 4/1/2030 (d)		4,000	2,874
CHS/Community Health Systems Inc 6.875% 4/15/2029 (d)		1,000	795
CHS/Community Health Systems Inc 9.75% 1/15/2034 (d)		5,000	5,064
CVS Health Corp 6.75% 12/10/2054 (c)		19,000	19,261
CVS Health Corp 7% 3/10/2055 (c)		4,000	4,164
DaVita Inc 6.75% 7/15/2033 (d)		5,000	5,182
DaVita Inc 6.875% 9/1/2032 (d)		5,000	5,173
Encompass Health Corp 4.625% 4/1/2031		5,000	4,848
HAH Group Holding Co LLC 9.75% 10/1/2031 (d)		4,000	3,698
Humana Inc 3.7% 3/23/2029		70,000	68,607
ModivCare Inc 5% 10/1/2029 (d)		1,000	2
Molina Healthcare Inc 3.875% 11/15/2030 (d)		5,000	4,592
Molina Healthcare Inc 6.25% 1/15/2033 (d)		6,000	6,043
Owens & Minor Inc 4.5% 3/31/2029 (d)		1,000	849
Owens & Minor Inc 6.625% 4/1/2030 (d)		7,000	6,072
Pediatrix Medical Group Inc 5.375% 2/15/2030 (d)		4,000	3,957
Radiology Partners Inc 9.781% 2/15/2030 pay-in-kind (c)(d)		1,099	1,072
Team Health Holdings Inc 8.375% 6/30/2028 (d)		5,000	5,061
Tenet Healthcare Corp 6.125% 10/1/2028		25,000	25,018
US Acute Care Solutions LLC 9.75% 5/15/2029 (d)		4,000	4,105
			201,558
Health Care Technology - 0.1%
IQVIA Inc 5% 10/15/2026 (d)		2,000	1,998
IQVIA Inc 5% 5/15/2027 (d)		3,000	2,988
IQVIA Inc 6.25% 6/1/2032 (d)		8,000	8,247
			13,233
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International Inc 4.25% 5/1/2028 (d)		10,000	9,766
Fortrea Holdings Inc 7.5% 7/1/2030 (d)		1,000	953
			10,719
Pharmaceuticals - 0.7%
Bausch Health Americas Inc 8.5% 1/31/2027 (d)		2,000	1,995
Bristol-Myers Squibb Co 2.95% 3/15/2032		25,000	22,807
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (d)		8,000	6,855
Zoetis Inc 2% 5/15/2030		50,000	45,313
			76,970
TOTAL HEALTH CARE			402,265

Industrials - 2.9%
Aerospace & Defense - 0.3%
ATI Inc 4.875% 10/1/2029		6,000	5,878
ATI Inc 7.25% 8/15/2030		5,000	5,267
TransDigm Inc 6% 1/15/2033 (d)		4,000	4,045
TransDigm Inc 6.25% 1/31/2034 (d)		5,000	5,130
TransDigm Inc 6.375% 3/1/2029 (d)		5,000	5,119
TransDigm Inc 6.75% 1/31/2034 (d)		5,000	5,162
			30,601
Air Freight & Logistics - 0.1%
Rand Parent LLC 8.5% 2/15/2030 (d)		7,000	7,254
Building Products - 0.7%
Advanced Drainage Systems Inc 6.375% 6/15/2030 (d)		1,000	1,020
Builders FirstSource Inc 6.375% 3/1/2034 (d)		1,000	1,030
Builders FirstSource Inc 6.75% 5/15/2035 (d)		1,000	1,043
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (d)		2,000	1,924
Carrier Global Corp 2.493% 2/15/2027		70,000	68,490
Cornerstone Building Brands Inc 6.125% 1/15/2029 (d)		4,000	3,080
Cornerstone Building Brands Inc 9.5% 8/15/2029 (d)		1,000	962
JELD-WEN Inc 4.875% 12/15/2027 (d)		4,000	3,935
			81,484
Commercial Services & Supplies - 0.4%
Artera Services LLC 8.5% 2/15/2031 (d)		15,000	13,108
Brand Industrial Services Inc 10.375% 8/1/2030 (d)		10,000	9,818
Neptune Bidco US Inc 9.29% 4/15/2029 (d)		5,000	4,963
OT Midco Inc 10% 2/15/2030 (d)		3,000	2,049
Reworld Holding Corp 4.875% 12/1/2029 (d)		14,000	13,537
			43,475
Construction & Engineering - 0.0%
AECOM 6% 8/1/2033 (d)		5,000	5,103
Electrical Equipment - 0.1%
Atkore Inc 4.25% 6/1/2031 (d)		4,000	3,715
Sensata Technologies BV 4% 4/15/2029 (d)		4,000	3,831
WESCO Distribution Inc 6.375% 3/15/2033 (d)		5,000	5,186
			12,732
Industrial Conglomerates - 0.9%
Honeywell International Inc 1.75% 9/1/2031		55,000	47,368
Trane Technologies Financing Ltd 3.8% 3/21/2029		60,000	59,426
			106,794
Machinery - 0.4%
Enpro Inc 6.125% 6/1/2033 (d)		1,000	1,020
Otis Worldwide Corp 2.565% 2/15/2030		50,000	46,607
Terex Corp 6.25% 10/15/2032 (d)		2,000	2,025
			49,652
Passenger Airlines - 0.0%
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (d)		3,000	2,981
Trading Companies & Distributors - 0.0%
Herc Holdings Inc 7% 6/15/2030 (d)		1,000	1,041
Herc Holdings Inc 7.25% 6/15/2033 (d)		1,000	1,049
			2,090
TOTAL INDUSTRIALS			342,166

Information Technology - 1.6%
Communications Equipment - 0.0%
Viasat Inc 7.5% 5/30/2031 (d)		1,000	938
Electronic Equipment, Instruments & Components - 0.4%
Dell International LLC / EMC Corp 6.2% 7/15/2030		45,000	48,380
Insight Enterprises Inc 6.625% 5/15/2032 (d)		1,000	1,029
TTM Technologies Inc 4% 3/1/2029 (d)		2,000	1,913
			51,322
IT Services - 0.2%
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (d)		5,000	4,978
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (d)		2,000	1,992
CoreWeave Inc 9% 2/1/2031 (d)		6,000	5,940
CoreWeave Inc 9.25% 6/1/2030 (d)		3,000	3,011
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (d)		12,000	11,369
			27,290
Semiconductors & Semiconductor Equipment - 0.7%
Entegris Inc 3.625% 5/1/2029 (d)		9,000	8,483
Entegris Inc 5.95% 6/15/2030 (d)		10,000	10,129
Micron Technology Inc 2.703% 4/15/2032		55,000	48,413
ON Semiconductor Corp 3.875% 9/1/2028 (d)		6,000	5,830
Wolfspeed Inc 7.9583% 6/23/2030 (d)(h)(j)(m)		1,688	1,684
			74,539
Software - 0.2%
Elastic NV 4.125% 7/15/2029 (d)		4,000	3,844
Fair Isaac Corp 6% 5/15/2033 (d)		5,000	5,067
Gen Digital Inc 6.25% 4/1/2033 (d)		5,000	5,142
Gen Digital Inc 7.125% 9/30/2030 (d)		1,000	1,035
Rackspace Finance LLC 3.5% 5/15/2028 (d)		1,670	791
UKG Inc 6.875% 2/1/2031 (d)		5,000	5,170
			21,049
Technology Hardware, Storage & Peripherals - 0.1%
Seagate Data Storage Technology Pte Ltd 4.125% 1/15/2031 (d)		3,000	2,735
Seagate Data Storage Technology Pte Ltd 5.75% 12/1/2034 (d)		2,000	1,942
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (d)		5,000	5,060
			9,737
TOTAL INFORMATION TECHNOLOGY			184,875

Materials - 1.0%
Chemicals - 0.8%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (c)(d)		3,645	3,235
Celanese US Holdings LLC 6.5% 4/15/2030		5,000	5,046
Celanese US Holdings LLC 6.75% 4/15/2033		6,000	6,043
Chemours Co/The 4.625% 11/15/2029 (d)		13,000	11,608
Chemours Co/The 5.75% 11/15/2028 (d)		10,000	9,629
GPD Cos Inc 12.5% 12/31/2029 (d)		1,294	1,083
International Flavors & Fragrances Inc 2.3% 11/1/2030 (d)		40,000	35,777
Mativ Holdings Inc 8% 10/1/2029 (d)		2,000	1,980
Olin Corp 5% 2/1/2030		5,000	4,853
Olin Corp 6.625% 4/1/2033 (d)		7,000	6,991
Olympus Water US Holding Corp 6.25% 10/1/2029 (d)		8,000	7,803
			94,048
Construction Materials - 0.0%
Quikrete Holdings Inc 6.375% 3/1/2032 (d)		4,000	4,125
Containers & Packaging - 0.2%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (d)		8,000	7,342
Ball Corp 5.5% 9/15/2033		5,000	5,060
Crown Americas LLC / Crown Americas Capital Corp 5.875% 6/1/2033 (d)		4,000	4,046
Graphic Packaging International LLC 6.375% 7/15/2032 (d)		5,000	5,080
			21,528
TOTAL MATERIALS			119,701

Real Estate - 3.9%
Diversified REITs - 0.6%
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (d)		8,000	7,866
WP Carey Inc 2.45% 2/1/2032		70,000	60,661
			68,527
Health Care REITs - 0.6%
Alexandria Real Estate Equities Inc 2% 5/18/2032		70,000	58,620
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		3,000	2,365
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		11,000	10,427
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (d)		5,000	5,242
			76,654
Hotel & Resort REITs - 0.0%
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (d)		2,000	2,066
Industrial REITs - 0.5%
Prologis LP 2.875% 11/15/2029		65,000	61,731
Office REITs - 1.4%
Boston Properties LP 2.45% 10/1/2033		75,000	60,856
Boston Properties LP 6.75% 12/1/2027		8,000	8,418
COPT Defense Properties LP 2% 1/15/2029		40,000	36,936
Hudson Pacific Properties LP 5.95% 2/15/2028		54,000	52,826
			159,036
Real Estate Management & Development - 0.5%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (d)		800	788
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (d)		4,000	4,249
CBRE Services Inc 2.5% 4/1/2031		55,000	49,433
Taylor Morrison Communities Inc 5.125% 8/1/2030 (d)		7,000	6,980
			61,450
Retail REITs - 0.3%
Brixmor Operating Partnership LP 5.75% 2/15/2035		30,000	31,060
Specialized REITs - 0.0%
Iron Mountain Inc 4.875% 9/15/2027 (d)		5,000	4,968
TOTAL REAL ESTATE			465,492

Utilities - 6.5%
Electric Utilities - 3.3%
Consolidated Edison Co of New York Inc 3.35% 4/1/2030		75,000	72,696
DPL Inc 4.35% 4/15/2029		14,000	13,856
Duke Energy Carolinas LLC 3.95% 11/15/2028		65,000	64,962
Edison International 7.875% 6/15/2054 (c)		4,000	3,954
Edison International 8.125% 6/15/2053 (c)		4,000	4,001
Northern States Power Co/MN 2.25% 4/1/2031		80,000	72,699
NRG Energy Inc 5.75% 7/15/2029 (d)		6,000	5,998
NRG Energy Inc 6% 2/1/2033 (d)		5,000	5,067
NRG Energy Inc 6.25% 11/1/2034 (d)		2,000	2,050
Oncor Electric Delivery Co LLC 4.15% 6/1/2032		45,000	43,581
PG&E Corp 5.25% 7/1/2030		20,000	19,492
PG&E Corp 7.375% 3/15/2055 (c)		1,000	992
Wisconsin Electric Power Co 4.75% 9/30/2032		65,000	66,287
XPLR Infrastructure Operating Partners LP 4.5% 9/15/2027 (d)		1,000	981
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (d)		1,000	1,021
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (d)		5,000	5,229
XPLR Infrastructure Operating Partners LP 8.625% 3/15/2033 (d)		5,000	5,273
			388,139
Independent Power and Renewable Electricity Producers - 1.2%
AES Corp/The 1.375% 1/15/2026		70,000	69,107
AES Corp/The 2.45% 1/15/2031		68,000	60,926
AES Corp/The 6.95% 7/15/2055 (c)		2,000	1,935
TerraForm Power Operating LLC 4.75% 1/15/2030 (d)		16,000	15,439
			147,407
Multi-Utilities - 2.0%
Dominion Energy Inc 2.25% 8/15/2031		80,000	70,493
NiSource Inc 1.7% 2/15/2031		120,000	103,921
Puget Energy Inc 4.224% 3/15/2032		60,000	56,901
			231,315
TOTAL UTILITIES			766,861

TOTAL UNITED STATES			3,851,876
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $4,662,035)			4,679,249

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Strategy Inc 10%	50	3,963
Strategy Inc 9%	8	782

TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $4,970)		4,745

Preferred Securities - 1.1%
		Principal Amount (a)	Value ($)
SPAIN - 1.0%
Communication Services - 1.0%
Diversified Telecommunication Services - 1.0%
Telefonica Europe BV 2.502% (c)(l)(n)	EUR	100,000	116,220
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.0%
BW Real Estate Inc 9.5% (c)(d)(n)		3,000	3,091
Consumer Finance - 0.1%
Ally Financial Inc 4.7% (c)(n)		1,000	914
Ally Financial Inc 4.7% (c)(n)		5,000	4,876
			5,790
Insurance - 0.0%
Alliant Holdings LP 10.5% (c)(j)(n)		1,028	1,059
TOTAL FINANCIALS			9,940

Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Air Lease Corp 4.125% (c)(n)		5,000	4,931
Aircastle Ltd 5.25% (c)(d)(n)		1,000	1,018
			5,949
Utilities - 0.0%
Electric Utilities - 0.0%
Edison International 5% (c)(n)		2,000	1,833
TOTAL UNITED STATES			17,722
TOTAL PREFERRED SECURITIES (Cost $112,941)			133,942

U.S. Government Agency - Mortgage Securities - 25.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 25.2%
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	21,446	18,654
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	95,125	75,877
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	22,513	18,892
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	41,408	34,595
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	74,049	64,290
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	35,299	30,911
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	18,648	16,330
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	45,278	41,919
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2051	20,720	19,611
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2054	57,712	57,021
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	41,119	40,780
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2038	21,575	22,110
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2054	45,846	46,212
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	47,338	47,761
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	47,259	48,400
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	15,122	15,704
Freddie Mac Gold Pool 1.5% 4/1/2051	43,104	32,714
Freddie Mac Gold Pool 2% 1/1/2051	24,935	19,819
Freddie Mac Gold Pool 2% 11/1/2050	52,440	42,074
Freddie Mac Gold Pool 2.5% 12/1/2051	41,625	34,736
Freddie Mac Gold Pool 2.5% 5/1/2051	78,585	65,727
Freddie Mac Gold Pool 2.5% 9/1/2051	29,349	24,629
Freddie Mac Gold Pool 3% 5/1/2035	32,773	31,630
Freddie Mac Gold Pool 3% 5/1/2051	20,970	18,370
Freddie Mac Gold Pool 4.5% 12/1/2052	43,468	41,986
Freddie Mac Gold Pool 5.5% 3/1/2055	73,134	73,582
Freddie Mac Gold Pool 5.5% 5/1/2039	19,575	20,060
Freddie Mac Gold Pool 6% 8/1/2055	50,000	51,930
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	37,473	38,814
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	37,484	39,497
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	34,418	36,277
Ginnie Mae I Pool 3.5% 9/20/2052	48,873	44,606
Ginnie Mae I Pool 4.5% 4/20/2053	43,922	42,592
Ginnie Mae I Pool 5% 10/20/2054	24,232	23,988
Ginnie Mae II Pool 2% 1/20/2051	47,321	38,762
Ginnie Mae II Pool 2% 2/20/2051	19,129	15,669
Ginnie Mae II Pool 2% 2/20/2052	43,337	35,492
Ginnie Mae II Pool 2% 3/20/2052	22,746	18,635
Ginnie Mae II Pool 2.5% 5/20/2052	22,594	19,255
Ginnie Mae II Pool 2.5% 8/20/2051	90,155	76,819
Ginnie Mae II Pool 3% 4/20/2052	49,558	43,921
Ginnie Mae II Pool 3% 8/20/2051	24,561	21,785
Ginnie Mae II Pool 6% 10/1/2055 (o)	125,000	127,377
Ginnie Mae II Pool 6% 9/1/2055 (o)	275,000	280,488
Uniform Mortgage Backed Securities 2% 10/1/2055 (o)	275,000	218,389
Uniform Mortgage Backed Securities 2% 9/1/2055 (o)	425,000	337,444
Uniform Mortgage Backed Securities 2.5% 10/1/2055 (o)	150,000	124,547
Uniform Mortgage Backed Securities 2.5% 9/1/2055 (o)	225,000	186,794
Uniform Mortgage Backed Securities 3% 9/1/2055 (o)	25,000	21,660
Uniform Mortgage Backed Securities 3.5% 10/1/2055 (o)	50,000	45,158
Uniform Mortgage Backed Securities 3.5% 9/1/2055 (o)	100,000	90,355
TOTAL UNITED STATES		2,984,648
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,967,128)		2,984,648

U.S. Treasury Obligations - 31.1%
	Yield (%) (p)	Principal Amount (a)	Value ($)
US Treasury Bonds 2.25% 2/15/2052	2.99	1,170,000	699,395
US Treasury Bonds 2.25% 5/15/2041 (q)	3.80 to 4.63	39,000	28,261
US Treasury Bonds 3.375% 8/15/2042	3.49 to 3.75	80,000	66,725
US Treasury Bonds 3.625% 2/15/2053	3.63 to 3.76	113,000	90,449
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	76,000	65,223
US Treasury Bonds 4.25% 2/15/2054	4.37 to 4.78	132,000	118,099
US Treasury Bonds 4.25% 8/15/2054	3.96 to 4.66	65,000	58,155
US Treasury Bonds 4.625% 5/15/2054	4.64 to 4.65	40,000	38,108
US Treasury Bonds 4.75% 5/15/2055	4.83 to 4.92	83,000	80,743
US Treasury Notes 3.375% 5/15/2033	3.64 to 4.04	375,000	359,429
US Treasury Notes 3.5% 2/15/2033	3.40 to 3.92	675,000	654,275
US Treasury Notes 3.625% 3/31/2030	3.57	200,000	199,563
US Treasury Notes 3.625% 9/30/2031	3.97	4,000	3,955
US Treasury Notes 3.75% 5/31/2030	3.81 to 4.35	30,000	30,080
US Treasury Notes 3.875% 8/15/2034	3.64 to 4.27	244,000	239,234
US Treasury Notes 4% 1/31/2029	3.99 to 4.05	60,000	60,752
US Treasury Notes 4% 1/31/2031	4.13	79,000	79,938
US Treasury Notes 4% 2/15/2034	4.28 to 4.39	58,000	57,660
US Treasury Notes 4.125% 5/31/2032	4.05	16,000	16,202
US Treasury Notes 4.125% 8/31/2030	4.61	115,000	117,161
US Treasury Notes 4.25% 11/15/2034	4.22	25,000	25,164
US Treasury Notes 4.25% 5/15/2035	4.26 to 4.49	189,000	189,591
US Treasury Notes 4.25% 8/15/2035	4.22 to 4.33	164,000	164,333
US Treasury Notes 4.375% 11/30/2030	4.35	164,000	168,952
US Treasury Notes 4.625% 2/15/2035	4.26	52,000	53,779
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,039,168)			3,665,226

Money Market Funds - 7.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (r) (Cost $906,679)	4.36	906,498	906,679

TOTAL INVESTMENT IN SECURITIES - 112.5% (Cost $13,620,916)	13,308,318
NET OTHER ASSETS (LIABILITIES) - (12.5)%	(1,476,623)
NET ASSETS - 100.0%	11,831,695

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 6% 9/1/2055	(200,000)	(203,991)
Uniform Mortgage Backed Securities 2% 9/1/2055	(400,000)	(317,594)
Uniform Mortgage Backed Securities 2.5% 9/1/2055	(225,000)	(186,794)
Uniform Mortgage Backed Securities 3.5% 9/1/2055	(100,000)	(90,355)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(798,734)

TOTAL TBA SALE COMMITMENTS (Proceeds $793,583)		(798,734)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 5Y US Treasury Notes Contracts (United States)	3	12/31/2025	328,500	1,594	1,594

The notional amount of futures purchased as a percentage of Net Assets is 2.8%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	1,000	USD	1,173	State Street Bank & Trust Co	10/3/2025	(1)
USD	1,160	EUR	1,000	BNP Paribas SA	10/3/2025	(12)
USD	518,221	EUR	438,000	BNP Paribas SA	10/3/2025	4,817
USD	1,161	EUR	1,000	Goldman Sachs Bank USA	10/3/2025	(11)
USD	5,745	EUR	5,000	JPMorgan Chase Bank NA	10/3/2025	(116)
USD	132,427	GBP	97,000	BNP Paribas SA	10/3/2025	1,284

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						5,961
Unrealized Appreciation						6,101
Unrealized Depreciation						(140)

Currency Abbreviations
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,897,173 or 16.0% of net assets.

(e)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(f)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $1,303 and $1,248, respectively.

(g)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(h)	Non-income producing - Security is in default.
(i)	Non-income producing.
(j)	Level 3 security
(k)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(l)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $649,106 or 5.5% of net assets.

(m)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(n)	Security is perpetual in nature with no stated maturity date.
(o)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(p)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(q)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $18,116.
(r)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,368,912	2,037,658	2,499,891	53,745	-	-	906,679	906,498	0.0%
Total	1,368,912	2,037,658	2,499,891	53,745	-	-	906,679

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	537,084	-	537,084	-

Bank Loan Obligations
Communication Services	9,918	-	9,918	-
Consumer Discretionary	38,025	-	38,025	-
Consumer Staples	8,080	-	8,080	-
Energy	5,227	-	5,227	-
Financials	2,914	-	2,914	-
Health Care	29,338	-	29,338	-
Industrials	22,783	-	22,783	-
Information Technology	7,503	-	7,503	-
Materials	24,787	-	24,787	-
Utilities	10,427	-	10,427	-

Commercial Mortgage Securities	120,817	-	120,817	-

Common Stocks
Energy	234	234	-	-
Health Care	1,673	-	-	1,673

Convertible Corporate Bonds
Communication Services	21,976	-	21,976	-
Financials	4,600	-	4,600	-
Information Technology	13,144	-	13,144	-
Utilities	2,031	-	2,031	-

Convertible Preferred Stocks
Financials	2,615	-	-	2,615
Materials	830	-	830	-

Foreign Government and Government Agency Obligations	69,823	-	69,823	-

Non-Convertible Corporate Bonds
Communication Services	380,256	-	380,256	-
Consumer Discretionary	435,504	-	435,504	-
Consumer Staples	165,510	-	165,510	-
Energy	146,324	-	146,324	-
Financials	986,690	-	986,690	-
Health Care	468,476	-	468,476	-
Industrials	351,737	-	351,737	-
Information Technology	244,857	-	243,173	1,684
Materials	132,695	-	132,695	-
Real Estate	567,353	-	567,353	-
Utilities	799,847	-	799,847	-

Non-Convertible Preferred Stocks
Information Technology	4,745	4,745	-	-

Preferred Securities
Communication Services	116,220	-	116,220	-
Financials	9,940	-	8,881	1,059
Industrials	5,949	-	5,949	-
Utilities	1,833	-	1,833	-

U.S. Government Agency - Mortgage Securities	2,984,648	-	2,984,648	-

U.S. Treasury Obligations	3,665,226	-	3,665,226	-

Money Market Funds	906,679	906,679	-	-
Total Investments in Securities:	13,308,318	911,658	12,389,629	7,031
Derivative Instruments:

Assets
Futures Contracts	1,594	1,594	-	-
Forward Foreign Currency Contracts	6,101	-	6,101	-
Total Assets	7,695	1,594	6,101	-

Liabilities
Forward Foreign Currency Contracts	(140)	-	(140)	-
Total Liabilities	(140)	-	(140)	-
Total Derivative Instruments:	7,555	1,594	5,961	-
Other Financial Instruments:

TBA Sale Commitments	(798,734)	-	(798,734)	-
Total Other Financial Instruments:	(798,734)	-	(798,734)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	6,101	(140)
Total Foreign Exchange Risk	6,101	(140)
Interest Rate Risk
Futures Contracts (b)	1,594	-
Total Interest Rate Risk	1,594	-
Total Value of Derivatives	7,695	(140)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-item(s).
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Sustainable Core Plus Bond ETF
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $12,714,237)	$12,401,639
Fidelity Central Funds (cost $906,679)	906,679

Total Investment in Securities (cost $13,620,916)		$13,308,318
Cash		18,842
Foreign currency held at value (cost $4,443)		4,465
Receivable for investments sold		33,099
Receivable for TBA sale commitments		793,583
Unrealized appreciation on forward foreign currency contracts		6,101
Dividends receivable		33
Interest receivable		85,146
Distributions receivable from Fidelity Central Funds		3,376
Receivable for daily variation margin on futures contracts		70
Total assets		14,253,033
Liabilities
Payable for investments purchased
Regular delivery	$154,250
Delayed delivery	1,422,001
TBA sale commitments, at value	798,734
Unrealized depreciation on forward foreign currency contracts	140
Distributions payable	42,250
Accrued management fee	3,545
Other payables and accrued expenses	418
Total liabilities		2,421,338
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$11,831,695
Net Assets consist of:
Paid in capital		$12,508,304
Total accumulated earnings (loss)		(676,609)
Net Assets		$11,831,695
Net Asset Value, offering price and redemption price per share ($11,831,695 ÷ 250,000 shares)		$47.33
Statement of Operations
Year ended August 31, 2025
Investment Income
Dividends		$3,694
Interest		511,814
Income from Fidelity Central Funds		53,745
Total income		569,253
Expenses
Management fee	$42,240
Independent trustees' fees and expenses	29
Total expenses before reductions	42,269
Expense reductions	(1,960)
Total expenses after reductions		40,309
Net Investment income (loss)		528,944
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	22,821
Forward foreign currency contracts	(33,229)
Foreign currency transactions	473
Futures contracts	(3,257)
Total net realized gain (loss)		(13,192)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(82,021)
Forward foreign currency contracts	8,182
Assets and liabilities in foreign currencies	28
Futures contracts	2,722
TBA sale commitments	5,423
Total change in net unrealized appreciation (depreciation)		(65,666)
Net gain (loss)		(78,858)
Net increase (decrease) in net assets resulting from operations		$450,086
Statement of Changes in Net Assets

	Year ended August 31, 2025	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$528,944	$534,457
Net realized gain (loss)	(13,192)	(53,534)
Change in net unrealized appreciation (depreciation)	(65,666)	443,371
Net increase (decrease) in net assets resulting from operations	450,086	924,294
Distributions to shareholders	(514,250)	(522,000)

Share transactions
Proceeds from sales of shares	-	1,154,763
Cost of shares redeemed	-	(1,152,343)

Net increase (decrease) in net assets resulting from share transactions	-	2,420
Total increase (decrease) in net assets	(64,164)	404,714

Net Assets
Beginning of period	11,895,859	11,491,145
End of period	$11,831,695	$11,895,859

Other Information
Shares
Sold	-	25,000
Redeemed	-	(25,000)

Financial Highlights
Fidelity® Sustainable Core Plus Bond ETF

Years ended August 31,	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$47.58	$45.96	$48.15	$50.00
Income from Investment Operations
Net investment income (loss) B,C	2.116	2.138	1.935	.499
Net realized and unrealized gain (loss)	(.309)	1.570	(2.007)	(1.851)
Total from investment operations	1.807	3.708	(.072)	(1.352)
Distributions from net investment income	(2.057)	(2.088)	(2.089)	(.498)
Distributions from net realized gain	-	-	(.029)	-
Total distributions	(2.057)	(2.088)	(2.118)	(.498)
Net asset value, end of period	$47.33	$47.58	$45.96	$48.15
Total Return D,E,F	3.92%	8.31%	(.09)%	(2.72)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.36%	.36%	.36%	.36% I
Expenses net of fee waivers, if any	.36%	.36%	.36%	.36% I
Expenses net of all reductions, if any	.34%	.35%	.35%	.36% I
Net investment income (loss)	4.51%	4.64%	4.14%	2.77% I
Supplemental Data
Net assets, end of period (000 omitted)	$11,832	$11,896	$11,491	$12,037
Portfolio turnover rate J	237%	327%	303%	11% K

AFor the period April 19, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EBased on net asset value.
FTotal returns for periods of less than one year are not annualized.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Fidelity® Sustainable Low Duration Bond ETF
Schedule of Investments August 31, 2025
Showing Percentage of Net Assets
Asset-Backed Securities - 14.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 14.0%
BMW Vehicle Lease Trust Series 2025-1 Class A2A, 4.43% 9/27/2027	15,000	15,037
BofA Auto Trust Series 2024-1A Class A2, 5.57% 12/15/2026 (b)	740	740
BofA Auto Trust Series 2025-1A Class A2A, 4.52% 11/22/2027 (b)	5,000	5,007
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/2028	25,000	24,535
CarMax Auto Owner Trust Series 2024-3 Class A2A, 5.21% 9/15/2027	3,344	3,352
CarMax Auto Owner Trust Series 2024-4 Class A2A, 4.67% 12/15/2027	3,071	3,077
CarMax Auto Owner Trust Series 2025-1 Class A2A, 4.63% 3/15/2028	8,643	8,658
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	5,000	5,019
CarMax Auto Owner Trust Series 2025-3 Class A2A, 4.42% 8/15/2028	15,000	15,036
Carvana Auto Receivables Trust 2025-P2 Series 2025-P2 Class A2, 4.56% 8/10/2028	10,000	10,018
Carvana Auto Receivables Trust Series 2024-P4 Class A2, 4.62% 2/10/2028	2,710	2,712
Carvana Auto Receivables Trust Series 2025-P1 Class A2, 4.5% 6/12/2028	7,691	7,695
Citizens Auto Receivables Trust Series 2024-1 Class A2A, 5.43% 10/15/2026 (b)	263	263
Citizens Auto Receivables Trust Series 2024-2 Class A2A, 5.54% 11/16/2026 (b)	1,246	1,247
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (b)	20,000	20,232
DLLAD Series 2024-1A Class A2, 5.5% 8/20/2027 (b)	2,354	2,366
DLLMT LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	20,000	20,195
DLLST Series 2024-1A Class A3, 5.05% 8/20/2027 (b)	20,000	20,080
DRIVE Series 2025-1 Class A2, 4.87% 8/15/2028	5,000	5,011
Exeter Automobile Receivables Trust Series 2025-3A Class A2, 4.83% 1/18/2028	10,000	10,016
Exeter Automobile Receivables Trust Series 2025-4A Class A2, 4.53% 3/15/2028	10,000	10,004
Exeter Select Automobile Receivables Trust Series 2025-2 Class A2, 4.54% 6/15/2029	5,000	5,014
Ford Credit Auto Lease Trust Series 2025-A Class A2A, 4.57% 8/15/2027	9,681	9,698
Ford Credit Auto Owner Trust Series 2024-D Class A2A, 4.59% 10/15/2027	4,211	4,217
Ford Credit Auto Owner Trust Series 2025-A Class A2A, 4.47% 12/15/2027	20,000	20,039
Ford Series 2025-B Class A2A, 4.37% 3/15/2028	5,000	5,010
FORDO Series 2024-B Class A2A, 5.4% 4/15/2027	3,305	3,314
GM Financial Automobile Leasing Trust Series 2025-1 Class A2A, 4.54% 5/20/2027 (c)	24,336	24,382
GM Financial Automobile Leasing Trust Series 2025-1 Class A3, 4.66% 2/21/2028	20,000	20,152
GM Financial Consumer Automobile Receivables Trust Series 2024-1 Class A2A, 5.12% 2/16/2027	488	488
GM Financial Consumer Automobile Receivables Trust Series 2024-4 Class A2A, 4.53% 10/18/2027	4,871	4,876
GM Financial Consumer Automobile Receivables Trust Series 2025-2 Class A2A, 4.4% 2/16/2028	15,000	15,017
Gm Financial Leasing Trst Series 2025-3 Class A2A, 4.19% 10/20/2027	13,000	13,009
Gmf Leasing LLC Series 2025-2 Class A2A, 4.55% 7/20/2027	15,000	15,044
Harot Series 2025-2 Class A2A, 4.3% 1/18/2028	13,000	13,016
Honda Auto Receivables Owner Trust Series 2023-2 Class A3, 4.93% 11/15/2027	15,110	15,168
Honda Auto Receivables Owner Trust Series 2025-1 Class A2, 4.53% 8/23/2027	25,000	25,041
Honda Auto Receivables Series 2024-2 Class A2, 5.48% 11/18/2026	2,388	2,392
Hyundai Auto Receivables Trust Series 2024-C Class A2A, 4.53% 9/15/2027	5,586	5,592
Hyundai Auto Receivables Trust Series 2025-B Class A2A, 4.45% 8/15/2028	10,000	10,030
John Deere Owner Trust Series 2024-A Class A2A, 5.19% 2/16/2027	2,889	2,892
M&T Equipment Notes Series 2025-1A Class A2, 4.7% 12/16/2027 (b)	5,000	5,026
MBART Series 2025-1 Class A2A, 4.5% 2/15/2028	7,699	7,710
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	20,000	20,020
Mercedes-Benz Auto Lease Trust Series 2025-A Class A2A, 4.57% 4/17/2028	10,000	10,046
Santander Drive Auto Receivables Trust Series 2025-1 Class A3, 4.74% 1/16/2029	5,000	5,019
Santander Drive Auto Receivables Trust Series 2025-2 Class A2, 4.71% 6/15/2028	12,827	12,850
SBNA Auto Lease Trust Series 2024-B Class A2, 5.67% 11/20/2026 (b)	780	781
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (b)	20,000	20,150
SBNA Auto Lease Trust Series 2025-A Class A3, 4.83% 4/20/2028 (b)	20,000	20,126
SFAST Series 2025-1A Class A2, 4.65% 5/22/2028 (b)	7,348	7,359
SFS Auto Receivables Securitization Trust Series 2023-1A Class A3, 5.47% 10/20/2028 (b)	15,347	15,453
SFS Auto Receivables Securitization Trust Series 2024-2A Class A2, 5.71% 10/20/2027 (b)	1,639	1,641
SFS Auto Receivables Securitization Trust Series 2024-3A Class A2, 4.71% 5/22/2028 (b)	4,611	4,616
SFS Auto Receivables Securitization Trust Series 2025-2A Class A2, 4.52% 11/20/2028 (b)	10,000	10,024
Sfuel Series 2025-BA Class A2, 4.31% 5/22/2028 (b)	15,000	15,028
Tesla Auto Lease Trust Series 2024-B Class A2A, 4.79% 1/20/2027 (b)	2,380	2,382
Tesla Electric Vehicle Trust Series 2023-1 Class A2A, 5.54% 12/21/2026 (b)	3,070	3,073
Toyota Auto Receivables Owner Trust Series 2023-D Class A2A, 5.8% 11/16/2026	518	518
Toyota Auto Receivables Owner Trust Series 2025-B Class A2A, 4.46% 3/15/2028	20,000	20,038
Toyota Lease Owner Trust Series 2025-A Class A2A, 4.58% 7/20/2027 (b)	8,833	8,856
USB Auto Owner Trust 2025-1 Series 2025-1A Class A2, 4.51% 6/15/2028 (b)	10,000	10,030
Volkswagen Auto Lease Trust Series 2024-A Class A3, 5.21% 6/21/2027	20,000	20,175
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A2A, 4.65% 11/22/2027	15,511	15,540
Woart Series 2025-B Class A2A, 4.38% 8/15/2028	15,000	15,029
Woart Series 2025-C Class A2A, 4.19% 10/16/2028	15,000	15,011
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	16,414	16,507
World Omni Auto Receivables Trust Series 2024-B Class A2A, 5.48% 9/15/2027	1,618	1,620
World Omni Auto Receivables Trust Series 2025-A Class A2A, 4.49% 4/17/2028	8,977	8,986
World Omni Select Auto Trust Series 2024-A Class A2A, 5.37% 2/15/2028	2,617	2,622
TOTAL UNITED STATES		700,927
TOTAL ASSET-BACKED SECURITIES (Cost $699,553)		700,927

Commercial Mortgage Securities - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 6.1066% 6/15/2040 (b)(c)(d)	10,000	10,044
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.5069% 3/15/2030 (b)(c)(d)	9,961	9,949
BX Trust Series 2021-MFM1 Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1775% 1/15/2034 (b)(c)(d)	4,817	4,815
TOTAL UNITED STATES		24,808
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $24,697)		24,808

Non-Convertible Corporate Bonds - 49.3%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.2%
Financials - 0.2%
Banks - 0.2%
Commonwealth Bank of Australia U.S. SOFR Index + 0.46%, 4.8305% 11/27/2026 (b)(c)(d)	11,000	11,022
CANADA - 6.3%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Rogers Communications Inc 3.625% 12/15/2025	12,000	11,965
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Enbridge Inc 5.9% 11/15/2026	10,000	10,174
Financials - 5.7%
Banks - 5.7%
Bank of Montreal 0.949% 1/22/2027 (c)	12,000	11,833
Bank of Montreal 4.567% 9/10/2027 (c)	20,000	20,049
Bank of Montreal U.S. SOFR Averages Index + 0.88%, 5.2342% 9/10/2027 (c)(d)	20,000	20,080
Bank of Nova Scotia/The 2.7% 8/3/2026	20,000	19,740
Bank of Nova Scotia/The 2.951% 3/11/2027	15,000	14,763
Bank of Nova Scotia/The 5.35% 12/7/2026	18,000	18,253
Canadian Imperial Bank of Commerce 4.508% 9/11/2027 (c)	20,000	20,043
Canadian Imperial Bank of Commerce 5.615% 7/17/2026	15,000	15,181
Canadian Imperial Bank of Commerce 5.926% 10/2/2026	15,000	15,276
Royal Bank of Canada 4.51% 10/18/2027 (c)	15,000	15,034
Royal Bank of Canada 5.069% 7/23/2027 (c)	15,000	15,099
Royal Bank of Canada U.S. SOFR Averages Index + 0.72%, 5.0703% 10/18/2027 (c)(d)	22,000	22,051
Royal Bank of Canada U.S. SOFR Averages Index + 0.79%, 5.1421% 7/23/2027 (c)(d)	20,000	20,064
Toronto Dominion Bank 1.25% 9/10/2026	18,000	17,488
Toronto Dominion Bank 5.532% 7/17/2026	20,000	20,221
Toronto Dominion Bank U.S. SOFR Index + 0.62%, 4.9768% 12/17/2026 (c)(d)	15,000	15,047
		280,222
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Emera US Finance LP 3.55% 6/15/2026	12,000	11,900
TOTAL CANADA		314,261
CHILE - 0.4%
Utilities - 0.4%
Electric Utilities - 0.4%
Enel Americas SA 4% 10/25/2026	20,000	19,877
IRELAND - 0.6%
Industrials - 0.6%
Transportation Infrastructure - 0.6%
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (b)	15,000	14,962
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (b)	15,000	14,974

TOTAL IRELAND		29,936
NETHERLANDS - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
NXP BV / NXP Funding LLC / NXP USA Inc 3.875% 6/18/2026	20,000	19,914
NXP BV / NXP Funding LLC 5.35% 3/1/2026	15,000	15,030

TOTAL NETHERLANDS		34,944
UNITED KINGDOM - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
GlaxoSmithKline Capital PLC U.S. SOFR Index + 0.5%, 4.8554% 3/12/2027 (c)(d)	17,000	17,058
UNITED STATES - 40.8%
Communication Services - 1.6%
Diversified Telecommunication Services - 0.6%
AT&T Inc 1.7% 3/25/2026	22,000	21,679
AT&T Inc 3.875% 1/15/2026	11,000	10,970
		32,649
Wireless Telecommunication Services - 1.0%
Sprint LLC 7.625% 3/1/2026	19,000	19,094
T-Mobile USA Inc 1.5% 2/15/2026	10,000	9,867
T-Mobile USA Inc 2.625% 4/15/2026	20,000	19,773
		48,734
TOTAL COMMUNICATION SERVICES		81,383

Consumer Discretionary - 3.8%
Automobiles - 1.7%
General Motors Financial Co Inc 5.4% 4/6/2026	41,000	41,192
Hyundai Capital America 5.65% 6/26/2026 (b)	11,000	11,110
Hyundai Capital America 6.25% 11/3/2025 (b)	11,000	11,031
Hyundai Capital America U.S. SOFR Index + 1.12%, 5.4785% 6/23/2027 (b)(c)(d)	20,000	20,105
		83,438
Leisure Products - 0.8%
Mattel Inc 3.375% 4/1/2026 (b)	12,000	11,892
Mattel Inc 5.875% 12/15/2027 (b)	31,000	31,083
		42,975
Specialty Retail - 1.3%
AutoZone Inc 3.125% 4/21/2026	20,000	19,842
Home Depot Inc/The U.S. SOFR Index + 0.33%, 4.6863% 12/24/2025 (c)(d)	9,000	9,005
O'Reilly Automotive Inc 5.75% 11/20/2026	20,000	20,334
Ross Stores Inc 0.875% 4/15/2026	15,000	14,675
		63,856
TOTAL CONSUMER DISCRETIONARY		190,269

Consumer Staples - 1.9%
Beverages - 0.6%
Keurig Dr Pepper Inc U.S. SOFR Index + 0.58%, 4.9328% 11/15/2026 (c)(d)	17,000	17,002
Molson Coors Beverage Co 3% 7/15/2026	15,000	14,827
		31,829
Consumer Staples Distribution & Retail - 0.6%
7-Eleven Inc 0.95% 2/10/2026 (b)	12,000	11,809
Mars Inc 4.45% 3/1/2027 (b)	6,000	6,036
Walmart Inc U.S. SOFR Averages Index + 0.43%, 4.7867% 4/28/2027 (c)(d)	14,000	14,041
		31,886
Food Products - 0.7%
Bunge Ltd Finance Corp 3.25% 8/15/2026	15,000	14,865
Kraft Heinz Foods Co 3% 6/1/2026	18,000	17,801
		32,666
TOTAL CONSUMER STAPLES		96,381

Energy - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
EQT Corp 3.125% 5/15/2026 (b)	42,000	41,509
MPLX LP 1.75% 3/1/2026	12,000	11,839
Spectra Energy Partners LP 3.375% 10/15/2026	20,000	19,785
Transcontinental Gas Pipe Line Co LLC 7.85% 2/1/2026	11,000	11,069
Western Gas Partners LP 4.65% 7/1/2026	16,000	15,984
Williams Cos Inc/The 5.4% 3/2/2026	5,000	5,022
		105,208
Financials - 20.7%
Banks - 11.2%
Bank of America Corp 1.197% 10/24/2026 (c)	10,000	9,953
Bank of America Corp 1.658% 3/11/2027 (c)	15,000	14,787
Bank of America Corp 1.734% 7/22/2027 (c)	15,000	14,658
Bank of America Corp 3.559% 4/23/2027 (c)	45,000	44,777
Bank of America Corp 5.08% 1/20/2027 (c)	15,000	15,035
Bank of America Corp 5.933% 9/15/2027 (c)	10,000	10,161
Citigroup Inc 1.122% 1/28/2027 (c)	12,000	11,839
Citigroup Inc 1.462% 6/9/2027 (c)	8,000	7,823
Citigroup Inc 3.07% 2/24/2028 (c)	15,000	14,734
Citigroup Inc 3.2% 10/21/2026	15,000	14,831
Citigroup Inc 3.887% 1/10/2028 (c)	15,000	14,909
Citigroup Inc 5.61% 9/29/2026 (c)	19,000	19,014
Citizens Financial Group Inc 2.85% 7/27/2026	40,000	39,458
JPMorgan Chase & Co 1.045% 11/19/2026 (c)	45,000	44,670
JPMorgan Chase & Co 1.578% 4/22/2027 (c)	12,000	11,794
JPMorgan Chase & Co 3.96% 1/29/2027 (c)	12,000	11,982
JPMorgan Chase & Co 6.07% 10/22/2027 (c)	15,000	15,295
JPMorgan Chase & Co U.S. SOFR Index + 0.885%, 5.2348% 4/22/2027 (c)(d)	15,000	15,042
JPMorgan Chase & Co U.S. SOFR Index + 1.2%, 5.5521% 1/23/2028 (c)(d)	15,000	15,143
PNC Financial Services Group Inc/The 4.758% 1/26/2027 (c)	41,000	41,036
PNC Financial Services Group Inc/The 5.102% 7/23/2027 (c)	15,000	15,086
PNC Financial Services Group Inc/The 6.615% 10/20/2027 (c)	11,000	11,275
Truist Financial Corp 1.267% 3/2/2027 (c)	12,000	11,818
Truist Financial Corp 6.047% 6/8/2027 (c)	19,000	19,218
US Bancorp 5.727% 10/21/2026 (c)	19,000	19,029
US Bancorp 6.787% 10/26/2027 (c)	19,000	19,527
Wells Fargo & Co 3% 10/23/2026	15,000	14,804
Wells Fargo & Co 3.196% 6/17/2027 (c)	12,000	11,896
Wells Fargo & Co 3.526% 3/24/2028 (c)	20,000	19,787
Wells Fargo & Co 4.9% 1/24/2028 (c)	20,000	20,174
Wells Fargo & Co 5.707% 4/22/2028 (c)	10,000	10,227
		559,782
Capital Markets - 5.2%
Athene Global Funding 4.86% 8/27/2026 (b)	15,000	15,076
Athene Global Funding 4.95% 1/7/2027 (b)	15,000	15,128
Athene Global Funding 5.339% 1/15/2027 (b)	10,000	10,130
Bank of New York Mellon Corp/The U.S. SOFR Averages Index + 0.68%, 5.0342% 6/9/2028 (c)(d)	20,000	20,057
Goldman Sachs Group Inc/The 1.093% 12/9/2026 (c)	12,000	11,890
Goldman Sachs Group Inc/The 1.431% 3/9/2027 (c)	20,000	19,689
Goldman Sachs Group Inc/The 4.387% 6/15/2027 (c)	20,000	19,997
Goldman Sachs Group Inc/The U.S. SOFR Index + 1.29%, 5.6421% 4/23/2028 (c)(d)	20,000	20,191
LPL Holdings Inc 4.625% 11/15/2027 (b)	15,000	14,996
Morgan Stanley 0.985% 12/10/2026 (c)	16,000	15,844
Morgan Stanley 1.512% 7/20/2027 (c)	20,000	19,505
Morgan Stanley 1.593% 5/4/2027 (c)	12,000	11,776
Morgan Stanley 2.475% 1/21/2028 (c)	20,000	19,523
Morgan Stanley U.S. SOFR Index + 1.02%, 5.3726% 4/13/2028 (c)(d)	20,000	20,115
State Street Corp 5.751% 11/4/2026 (c)	20,000	20,045
State Street Corp U.S. SOFR Index + 0.95%, 5.3036% 4/24/2028 (c)(d)	7,000	7,045
		261,007
Consumer Finance - 1.6%
American Express Co 5.389% 7/28/2027 (c)	15,000	15,144
American Express Co 5.645% 4/23/2027 (c)	15,000	15,121
American Express Co 6.338% 10/30/2026 (c)	16,000	16,047
Toyota Motor Credit Corp U.S. SOFR Averages Index + 0.45%, 4.8001% 4/10/2026 (c)(d)	12,000	12,017
Toyota Motor Credit Corp U.S. SOFR Index + 0.71%, 5.0637% 5/14/2027 (c)(d)	20,000	20,078
		78,407
Financial Services - 0.7%
Aviation Capital Group LLC 1.95% 9/20/2026 (b)	15,000	14,614
Corebridge Global Funding 5.75% 7/2/2026 (b)	11,000	11,136
Western Union Co/The 1.35% 3/15/2026	12,000	11,797
		37,547
Insurance - 2.0%
Brown & Brown Inc 4.6% 12/23/2026	5,000	5,023
Equitable Financial Life Global Funding 1% 1/9/2026 (b)	12,000	11,857
Equitable Financial Life Global Funding 1.3% 7/12/2026 (b)	8,000	7,806
Equitable Financial Life Global Funding 5.5% 12/2/2025 (b)	36,000	36,087
Jackson National Life Global Funding 3.05% 4/29/2026 (b)	41,000	40,648
		101,421
TOTAL FINANCIALS		1,038,164

Health Care - 1.8%
Health Care Providers & Services - 1.8%
Cigna Group/The 1.25% 3/15/2026	16,000	15,735
CVS Health Corp 2.875% 6/1/2026	12,000	11,858
CVS Health Corp 3% 8/15/2026	10,000	9,872
CVS Health Corp 3.625% 4/1/2027	15,000	14,858
CVS Health Corp 5% 2/20/2026	10,000	10,023
HCA Inc 5.25% 6/15/2026	19,000	19,033
HCA Inc 5.875% 2/15/2026	7,000	7,006
		88,385
Industrials - 1.6%
Aerospace & Defense - 0.4%
L3Harris Technologies Inc 3.85% 12/15/2026	18,000	17,910
Industrial Conglomerates - 0.2%
Trane Technologies Financing Ltd 3.5% 3/21/2026	12,000	11,937
Machinery - 0.4%
Caterpillar Financial Services Corp U.S. SOFR Index + 0.69%, 5.0413% 10/16/2026 (c)(d)	20,000	20,086
Trading Companies & Distributors - 0.6%
Air Lease Corp 2.875% 1/15/2026	16,000	15,893
Air Lease Corp 3.75% 6/1/2026	13,000	12,927
		28,820
TOTAL INDUSTRIALS		78,753

Information Technology - 3.1%
Electronic Equipment, Instruments & Components - 0.7%
Dell International LLC / EMC Corp 4.9% 10/1/2026	20,000	20,083
Dell International LLC / EMC Corp 6.02% 6/15/2026	15,000	15,131
		35,214
Semiconductors & Semiconductor Equipment - 0.2%
Marvell Technology Inc 1.65% 4/15/2026	15,000	14,738
Software - 1.5%
Oracle Corp 2.65% 7/15/2026	23,000	22,679
Oracle Corp 5.8% 11/10/2025	10,000	10,023
Roper Technologies Inc 3.8% 12/15/2026	23,000	22,858
VMware LLC 1.4% 8/15/2026	20,000	19,446
		75,006
Technology Hardware, Storage & Peripherals - 0.7%
Hewlett Packard Enterprise Co 4.45% 9/25/2026	33,000	33,047
TOTAL INFORMATION TECHNOLOGY		158,005

Materials - 0.3%
Chemicals - 0.3%
Celanese US Holdings LLC 1.4% 8/5/2026	8,000	7,694
International Flavors & Fragrances Inc 1.23% 10/1/2025 (b)	9,000	8,973
		16,667
Real Estate - 1.7%
Diversified REITs - 0.3%
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (b)	15,000	14,933
Office REITs - 0.4%
COPT Defense Properties LP 2.25% 3/15/2026	18,000	17,746
Specialized REITs - 1.0%
American Tower Corp 1.3% 9/15/2025	12,000	11,984
American Tower Corp 1.6% 4/15/2026	12,000	11,790
American Tower Corp 3.375% 10/15/2026	10,000	9,903
Crown Castle Inc 1.05% 7/15/2026	19,000	18,462
		52,139
TOTAL REAL ESTATE		84,818

Utilities - 2.2%
Electric Utilities - 1.3%
DTE Electric Co 4.25% 5/14/2027	3,000	3,012
Eversource Energy 4.75% 5/15/2026	16,000	16,038
Jersey Central Power & Light Co 4.3% 1/15/2026 (b)	11,000	10,984
NextEra Energy Capital Holdings Inc 4.685% 9/1/2027	7,000	7,066
Oncor Electric Delivery Co LLC 4.5% 3/20/2027 (b)	9,000	9,062
Pacific Gas and Electric Co U.S. SOFR Averages Index + 0.95%, 5.3042% 9/4/2025 (c)(d)	15,000	15,000
Vistra Operations Co LLC 5.05% 12/30/2026 (b)	3,000	3,022
		64,184
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The 1.375% 1/15/2026	12,000	11,847
Multi-Utilities - 0.7%
Dominion Energy Inc 1.45% 4/15/2026	37,000	36,348
TOTAL UTILITIES		112,379

TOTAL UNITED STATES		2,050,412
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $2,466,855)		2,477,510

U.S. Treasury Obligations - 33.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/2/2025	4.25	150,000	149,472
US Treasury Bills 0% 11/28/2025	4.25 to 4.32	368,900	365,292
US Treasury Bills 0% 11/6/2025	4.16 to 4.21	325,000	322,600
US Treasury Bills 0% 9/4/2025	4.20 to 4.21	313,700	313,626
US Treasury Notes 3.5% 9/30/2026	4.20 to 4.36	329,900	328,676
US Treasury Notes 4.125% 1/31/2027	3.89 to 4.37	175,000	175,868
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,653,059)			1,655,534

Money Market Funds - 3.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $151,903)	4.36	151,873	151,903

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $4,996,067)	5,010,682
NET OTHER ASSETS (LIABILITIES) - 0.3%	13,196
NET ASSETS - 100.0%	5,023,878

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $629,468 or 12.5% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	110,489	2,179,034	2,137,620	5,391	-	-	151,903	151,873	0.0%
Total	110,489	2,179,034	2,137,620	5,391	-	-	151,903

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	700,927	-	700,927	-

Commercial Mortgage Securities	24,808	-	24,808	-

Non-Convertible Corporate Bonds
Communication Services	93,348	-	93,348	-
Consumer Discretionary	190,269	-	190,269	-
Consumer Staples	96,381	-	96,381	-
Energy	115,382	-	115,382	-
Financials	1,329,408	-	1,329,408	-
Health Care	105,443	-	105,443	-
Industrials	108,689	-	108,689	-
Information Technology	192,949	-	192,949	-
Materials	16,667	-	16,667	-
Real Estate	84,818	-	84,818	-
Utilities	144,156	-	144,156	-

U.S. Treasury Obligations	1,655,534	-	1,655,534	-

Money Market Funds	151,903	151,903	-	-
Total Investments in Securities:	5,010,682	151,903	4,858,779	-
Fidelity® Sustainable Low Duration Bond ETF
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $4,844,164)	$4,858,779
Fidelity Central Funds (cost $151,903)	151,903

Total Investment in Securities (cost $4,996,067)		$5,010,682
Cash		136
Interest receivable		31,257
Distributions receivable from Fidelity Central Funds		341
Total assets		5,042,416
Liabilities
Distributions payable	$17,700
Accrued management fee	838
Total liabilities		18,538
Net Assets		$5,023,878
Net Assets consist of:
Paid in capital		$5,003,132
Total accumulated earnings (loss)		20,746
Net Assets		$5,023,878
Net Asset Value, offering price and redemption price per share ($5,023,878 ÷ 100,000 shares)		$50.24
Statement of Operations
Year ended August 31, 2025
Investment Income
Interest		$215,895
Income from Fidelity Central Funds		5,391
Total income		221,286
Expenses
Management fee	$9,291
Independent trustees' fees and expenses	11
Total expenses before reductions	9,302
Expense reductions	(486)
Total expenses after reductions		8,816
Net Investment income (loss)		212,470
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	7,943
Total net realized gain (loss)		7,943
Change in net unrealized appreciation (depreciation) on investment securities		407
Net gain (loss)		8,350
Net increase (decrease) in net assets resulting from operations		$220,820
Statement of Changes in Net Assets

	Year ended August 31, 2025	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$212,470	$228,775
Net realized gain (loss)	7,943	3,452
Change in net unrealized appreciation (depreciation)	407	19,544
Net increase (decrease) in net assets resulting from operations	220,820	251,771
Distributions to shareholders	(211,550)	(231,875)

Share transactions
Proceeds from sales of shares	1,256,253	-
Cost of shares redeemed	-	(2,507,564)

Net increase (decrease) in net assets resulting from share transactions	1,256,253	(2,507,564)
Total increase (decrease) in net assets	1,265,523	(2,487,668)

Net Assets
Beginning of period	3,758,355	6,246,023
End of period	$5,023,878	$3,758,355

Other Information
Shares
Sold	25,000	-
Redeemed	-	(50,000)
Net increase (decrease)	25,000	(50,000)

Financial Highlights
Fidelity® Sustainable Low Duration Bond ETF

Years ended August 31,	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$50.11	$49.97	$49.81	$50.00
Income from Investment Operations
Net investment income (loss) B,C	2.298	2.578	2.012	.278
Net realized and unrealized gain (loss)	.093	.257	.080	(.197)
Total from investment operations	2.391	2.835	2.092	.081
Distributions from net investment income	(2.261)	(2.695)	(1.932)	(.271)
Total distributions	(2.261)	(2.695)	(1.932)	(.271)
Net asset value, end of period	$50.24	$50.11	$49.97	$49.81
Total Return D,E,F	4.87%	5.83%	4.27%	.16%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.20%	.23%	.26%	.30% I
Expenses net of fee waivers, if any	.20%	.20%	.26%	.30% I
Expenses net of all reductions, if any	.19%	.19%	.25%	.30% I
Net investment income (loss)	4.58%	5.14%	4.03%	1.52% I
Supplemental Data
Net assets, end of period (000 omitted)	$5,024	$3,758	$6,246	$4,981
Portfolio turnover rate J	75 % K	50% K	40%	4% L

AFor the period April 19, 2022 (commencement of operations) through August 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EBased on net asset value.
FTotal returns for periods of less than one year are not annualized.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
LAmount not annualized.
Notes to Financial Statements

For the period ended August 31, 2025

1. Organization.
Fidelity Sustainable Core Plus Bond ETF and Fidelity Sustainable Low Duration Bond ETF (the Funds) are exchange-traded funds of Fidelity Merrimack Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations  are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes and for processing shareholder transactions, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period and prior business day, respectively. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the New York Stock Exchange, Archipelago Exchange (NYSE Arca). Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2025, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Funds and is not distributed to shareholders of the Funds. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, certain conversion ratio adjustments, capital loss carryforwards and losses deferred due to wash sales and futures contracts.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Sustainable Core Plus Bond ETF.	13,622,421	161,924	(514,515)	(352,591)
Fidelity Sustainable Low Duration Bond ETF	4,996,066	14,703	(87)	14,616

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Undistributed long-term capital gain ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Sustainable Core Plus Bond ETF.	14,571	-	(333,617)	(357,611)
Fidelity Sustainable Low Duration Bond ETF	3,725	2,406	-	14,616

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Sustainable Core Plus Bond ETF.	(240,740)	(92,877)	(333,617)

The tax character of distributions paid was as follows:

August 31, 2025
Ordinary Income ($)
Fidelity Sustainable Core Plus Bond ETF.	514,250
Fidelity Sustainable Low Duration Bond ETF	211,550

August 31, 2024
Ordinary Income ($)
Fidelity Sustainable Core Plus Bond ETF.	522,000
Fidelity Sustainable Low Duration Bond ETF	231,875

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment. The commitment amount represents the maximum amount of the commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity Sustainable Core Plus Bond ETF	Wolfspeed New 2L Convertible Notes	1,278	-

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Sustainable Core Plus Bond ETF
Foreign Exchange Risk
Forward Foreign Currency Contracts	(33,229)	8,182
Total Foreign Exchange Risk	(33,229)	8,182
Interest Rate Risk
Futures Contracts	(3,257)	2,722
Total Interest Rate Risk	(3,257)	2,722
Totals	(36,486)	10,904

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period, unless an average contract value is presented in the table below.

Average Contracts Amount ($)
Fidelity Sustainable Core Plus Bond ETF	684,115

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainable Core Plus Bond ETF	18,331,486	20,204,076
Fidelity Sustainable Low Duration Bond ETF	2,284,289	2,277,070

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Sustainable Low Duration Bond ETF	1,076,078	-
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Fee Rate
Fidelity Sustainable Core Plus Bond ETF	.36%
Fidelity Sustainable Low Duration Bond ETF	.20%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Sustainable Core Plus Bond ETF	-	867	545
Fidelity Sustainable Low Duration Bond ETF	-	-	-
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Sustainable Core Plus Bond ETF	1,960
Fidelity Sustainable Low Duration Bond ETF	486
9. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities and/or cash to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Merrimack Street Trust and the Shareholders of Fidelity Sustainable Core Plus Bond ETF and Fidelity Sustainable Low Duration Bond ETF:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Fidelity Sustainable Core Plus Bond ETF and Fidelity Sustainable Low Duration Bond ETF (the "Funds"), each a fund of Fidelity Merrimack Street Trust, including the schedules of investments, as of August 31, 2025, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the three years in the period then ended and for the period from April 19, 2022 (commencement of operations) through August 31, 2022, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from April 19, 2022 (commencement of operations) through August 31, 2022, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian, brokers, and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 13, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended August 31, 2025, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Sustainable Low Duration Bond ETF	$2,406
A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Sustainable Core Plus Bond ETF	25.94%
Fidelity Sustainable Low Duration Bond ETF	30.55%

The funds hereby designate the amounts noted below as distributions paid in the calendar year 2024 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Fidelity Sustainable Core Plus Bond ETF	$437,943
Fidelity Sustainable Low Duration Bond ETF	$174,035
The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Sustainable Core Plus Bond ETF	$514,250
Fidelity Sustainable Low Duration Bond ETF	$211,550
The funds will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9904943.103
CPB-ANN-1025

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Merrimack Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	October 23, 2025